UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22811

Bridge Builder Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Helge K. Lee, Secretary
Bridge Builder Trust
c/o 12555 Manchester Road
Des Peres, MO 63131
 (Name and address of agent for service)

414-287-3700
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

Bridge Builder Core Bond Fund
Schedule of Investments
March 31, 2018 (Unaudited)

	Principal
	Amount	Value
BONDS & NOTES - 97.86%
Asset-Backed Obligations - 11.57%
A Voce CLO Ltd.
2.88% (3 Month LIBOR USD + 1.160%), 07/15/2026 (1) (2)	$6,500,000	$6,497,517
ABFC 2005-AQ1 Trust
4.81%, 01/25/2034 (3)	393,496	403,036
ABFC 2006-OPT1 Trust
2.02% (1 Month LIBOR USD + 0.150%), 09/25/2036 (1)	3,947,609	3,740,333
Academic Loan Funding Trust 2013-1
2.67% (1 Month LIBOR USD + 0.800%), 12/26/2044 (1) (2)	972,561	967,799
Acre TL 2017-A FNR
6.14%, 12/15/2020 (10)	6,515,000	6,515,000
Ajax Mortgage Loan Trust
3.47%, 04/25/2057 (2)(3)	1,137,511	1,131,322
Ajax Mortgage Loan Trust 2016-2
4.13%, 10/25/2056 (2)(3)	1,103,336	1,099,158
Ajax Mortgage Loan Trust 2016-C
4.00%, 10/25/2057 (2)(3)	2,525,758	2,533,244
American Credit Acceptance Receivables Trust 2015-2
4.32%, 05/12/2021 (2)	980,000	986,144
American Credit Acceptance Receivables Trust 2016-3
1.70%, 11/12/2020 (2)	98,801	98,741
American Credit Acceptance Receivables Trust 2016-4
2.91%, 02/13/2023 (2)	1,412,000	1,409,439
American Credit Acceptance Receivables Trust 2017-2
2.86%, 06/12/2023 (2)	5,996,000	5,957,584
3.69%, 06/12/2023 (2)	3,660,000	3,652,772
American Express Credit Account Master Trust
1.93%, 09/15/2022	21,605,000	21,313,683
2.04%, 05/15/2023	12,300,000	12,078,027
2.23% (1 Month LIBOR USD + 0.450%), 09/16/2024 (1)	15,600,000	15,741,349
2.16% (1 Month LIBOR USD + 0.380%), 02/18/2025 (1)	5,700,000	5,738,112
3.01%, 10/15/2025	3,578,000	3,581,617
American Express Credit Account Master Trust 2013-1
2.48% (1 Month LIBOR USD + 0.700%), 02/16/2021 (1)	5,250,000	5,258,479
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036 (2)	3,900,219	3,988,761
4.29%, 10/17/2036 (2)	300,000	313,291
6.23%, 10/17/2036 (2)	1,000,000	1,114,057
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036 (2)	600,000	627,150
6.42%, 12/17/2036 (2)	1,000,000	1,127,347
3.47%, 04/17/2052 (2)	2,129,679	2,153,182
5.64%, 04/17/2052 (2)	3,900,000	4,221,209
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2045 (2)	1,849,252	1,889,327
AmeriCredit Automobile Receivables Trust
1.51%, 05/18/2020	2,219,411	2,212,459
2.30%, 02/18/2022	1,153,000	1,136,867
2.71%, 08/18/2022	618,000	610,475
3.13%, 01/18/2023	1,387,000	1,376,783
AmeriCredit Automobile Receivables Trust 2016-2
1.60%, 11/09/2020	316,606	315,384
AmeriCredit Automobile Receivables Trust 2016-3
2.27% (1 Month LIBOR USD + 0.560%), 11/08/2019 (1)	91,877	91,887
Americredit Automobile Receivables Trust 2016-4
1.83%, 12/08/2021	900,000	882,616
AmeriCredit Automobile Receivables Trust 2017-2
3.42%, 04/18/2023	6,000,000	5,972,722
AmeriCredit Automobile Receivables Trust 2017-3
2.69%, 06/19/2023	3,050,000	3,008,528
AmeriCredit Automobile Receivables Trust 2017-4
1.83%, 05/18/2021	14,416,000	14,340,369
2.36%, 12/19/2022	4,809,000	4,731,705
2.60%, 09/18/2023	6,700,000	6,578,692
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-13
5.12%, 01/25/2034 (3)	1,724	1,946
Amortizing Residential Collateral Trust 2002-BC5
2.91% (1 Month LIBOR USD + 1.035%), 07/25/2032 (1)	2,973,452	2,944,523
Anchor Assets IX LLC
5.13%, 02/15/2020 (2)(10)	7,500,000	7,500,000
Anchorage Capital CLO 2013-1 Ltd.
2.97% (3 Month LIBOR USD + 1.250%), 10/13/2030 (1) (2)	2,500,000	2,504,402
Apidos CLO XXIII
2.54% (3 Month LIBOR USD + 0.820%), 01/15/2027 (1) (2)	10,000,000	9,995,230
Arcadia Receivables Credit Trust 2017-1
3.25%, 06/15/2023 (2)	1,984,556	1,990,796
Argent Securities, Inc.
3.01% (1 Month LIBOR USD + 1.140%), 03/25/2034 (1)	3,486,956	3,512,379
Argent Securities, Inc. Asset Backed Pass Through Certificates Series 2004-W5
2.91% (1 Month LIBOR USD + 1.040%), 04/25/2034 (1)	3,667,317	3,648,127
Argent Securities, Inc. Asset Backed Pass Through Certificates Series 2005-W3
2.21% (1 Month LIBOR USD + 0.340%), 11/25/2035 (1)	3,015,489	3,012,573
Asset Backed Securities Co. Home Equity Loan Trust Series 2003-HE6
2.55% (1 Month LIBOR USD + 0.680%), 11/25/2033 (1)	1,862,969	1,801,075
Asset Backed Securities Co. Home Equity Loan Trust Series AEG 2006-HE1
2.09% (1 Month LIBOR USD + 0.215%), 01/25/2036 (1)	4,681,814	4,659,722
Asset Backed Securities Co. Home Equity Loan Trust Series OOMC 2006-HE3
2.04% (1 Month LIBOR USD + 0.170%), 03/25/2036 (1)	2,432,605	2,418,895
Asset-Backed Pass-Through Certificates Series 2004-R2
2.65% (1 Month LIBOR USD + 0.780%), 04/25/2034 (1)	399,854	402,140
Atlas Senior Loan Fund III Ltd.
2.71% (3 Month LIBOR USD + 0.830%), 11/17/2027 (1) (2)	6,500,000	6,504,413
Atlas Senior Loan Fund Ltd.
3.02% (3 Month LIBOR USD + 1.300%), 01/16/2030 (1) (2)	3,750,000	3,780,135
Atlas Senior Loan Fund V Ltd.
2.98% (3 Month LIBOR USD + 1.260%), 07/16/2029 (1) (2)	4,250,000	4,281,475
Avis Budget Rental Car Funding AESOP LLC
1.92%, 09/20/2019 (2)	10,600,000	10,580,419
2.46%, 07/20/2020 (2)	10,300,000	10,260,315
2.50%, 07/20/2021 (2)	7,900,000	7,815,325
2.63%, 12/20/2021 (2)	6,600,000	6,539,232
AXIS Equipment Finance Receivables III LLC
1.90%, 03/20/2020 (2)	60,886	60,829
AXIS Equipment Finance Receivables IV LLC
2.21%, 11/20/2021 (2)	975,550	969,860
B2R Mortgage Trust 2015-1
2.52%, 05/15/2048 (2)	980,458	968,702
B2R Mortgage Trust 2015-2
3.34%, 11/15/2048 (2)	2,648,800	2,653,270
BA Credit Card Trust
1.36%, 09/15/2020	1,200,000	1,199,551
1.95%, 08/15/2022	8,055,000	7,943,249
Bain Capital Credit CLO 2018-1
0.00% (3 Month LIBOR USD + 0.960%), 04/23/2031 (1) (2)	10,000,000	10,000,000
Battalion CLO IV Ltd.
2.88% (3 Month LIBOR USD + 1.140%), 10/22/2025 (1) (2)	3,889,299	3,888,778
Battalion CLO V Ltd.
2.90% (3 Month LIBOR USD + 1.170%), 04/17/2026 (1) (2)	2,750,000	2,749,318
Battalion CLO VI Ltd.
2.91% (3 Month LIBOR USD + 1.180%), 10/17/2026 (1) (2)	2,100,000	2,099,708
Battalion CLO VII Ltd.
2.92% (3 Month LIBOR USD + 1.190%), 10/17/2026 (1) (2)	4,000,000	3,999,044
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2047 (3)	212,840	199,385
Bayview Opportunity Master Fund IIIa Trust 2017-RN7
3.10%, 09/28/2032 (2)(3)	2,137,005	2,128,538
Bayview Opportunity Master Fund IIIa Trust 2017-RN8
3.35%, 11/29/2032 (2)(3)	4,493,592	4,479,946
Bayview Opportunity Master Fund IIIb Trust 2017-RN2
3.47%, 04/28/2032 (2)(3)	205,307	205,014
Bayview Opportunity Master Fund IIIb Trust 2017-RN3
3.23%, 05/28/2032 (2)(3)	346,358	344,750
Bayview Opportunity Master Fund IVa Trust 2018-RN1
3.28%, 01/28/2033 (2)(3)	5,819,695	5,789,055
BCC Funding Co. X
2.22%, 10/20/2020 (2)	149,895	149,652
BCC Funding XIII LLC
2.20%, 12/20/2021 (2)	1,391,537	1,383,995
Bear Stearns Asset Backed Securities I Trust 2004-HE6
2.73% (1 Month LIBOR USD + 0.855%), 08/25/2034 (1)	7,536,175	7,253,544
Bear Stearns Asset Backed Securities I Trust 2004-HE7
2.77% (1 Month LIBOR USD + 0.900%), 08/25/2034 (1)	911,172	908,260
Bear Stearns Asset Backed Securities Trust 2003-2
3.37% (1 Month LIBOR USD + 1.500%), 03/25/2043 (1)	4,265,172	4,214,920
Bear Stearns Asset Backed Securities Trust 2006-SD1
2.24% (1 Month LIBOR USD + 0.370%), 04/25/2036 (1)	25,697	25,264
BlueMountain CLO 2015-1 Ltd.
3.05% (3 Month LIBOR USD + 1.330%), 04/13/2027 (1) (2)	775,000	774,805
Business Jet Securities LLC 2017-1
4.34%, 02/15/2033 (2)	5,116,325	5,129,706
BXG Receivables Note Trust 2012-A
2.66%, 12/02/2027 (2)	237,744	233,580
CAM Mortgage Trust 2016-2
3.25%, 06/15/2057 (2)(3)	364,808	367,544
CAM Mortgage Trust 2017-1
3.22%, 08/01/2057 (2)(3)	1,034,196	1,028,704
Camillo Issuer LLC 2016-SFR1 A
5.00%, 12/05/2023 (10)	5,088,774	5,077,645
Capital Auto Receivables Asset Trust 2017-1
1.76%, 06/22/2020 (2)	6,786,000	6,760,645
Capital Auto Receivables Asset Trust 2018-1
2.79%, 01/20/2022 (2)	9,415,000	9,418,360
Capital One Multi-Asset Execution Trust
2.00%, 01/17/2023	25,316,000	24,979,449
1.99%, 07/17/2023	3,625,000	3,561,271
2.36% (1 Month LIBOR USD + 0.580%), 07/15/2027 (1)	6,575,000	6,638,703
CarFinance Capital Auto Trust 2014-1
2.72%, 04/15/2020 (2)	6,829	6,829
CarFinance Capital Auto Trust 2014-2
1.44%, 11/16/2020 (2)	34,604	34,587
CarFinance Capital Auto Trust 2015-1
1.75%, 06/15/2021 (2)	762,362	760,538
Carlyle 2017-1 Ltd.
2.97% (3 Month LIBOR USD + 1.230%), 04/20/2031 (1) (2)	5,500,000	5,523,155
Carlyle Global Market Strategies CLO 2014-3 Ltd.
2.91% (3 Month LIBOR USD + 1.150%), 07/27/2026 (1) (2)	3,000,000	3,000,099
Carlyle U.S. CLO 2017-2 Ltd.
2.96% (3 Month LIBOR USD + 1.220%), 07/20/2031 (1) (2)	3,000,000	3,020,574
CarMax Auto Owner Trust
1.64%, 09/15/2020	7,690,141	7,652,202
Carnow Auto Receivables Trust 2016-1
3.49%, 02/15/2021 (2)	2,034,938	2,033,183
Carrington Mortgage Loan Trust Series 2006-OPT1
2.05% (1 Month LIBOR USD + 0.180%), 02/25/2036 (1)	523,609	522,191
Carylyle Global Market 2014-1R2
0.00%, 04/17/2031	12,000,000	12,000,000
Catamaran CLO 2014-2 Ltd.
3.13% (3 Month LIBOR USD + 1.400%), 10/18/2026 (1) (2)	1,000,000	1,001,675
Chase Funding Trust Series 2003-4
5.25%, 05/25/2033 (3)	159,222	161,300
Chase Funding Trust Series 2003-6
5.08%, 11/25/2034 (3)	238,819	246,565
5.08%, 11/25/2034 (3)	406,620	416,779
Chase Issuance Trust
2.33% (1 Month LIBOR USD + 0.550%), 06/15/2023 (1)	11,000,000	11,109,016
2.18% (1 Month LIBOR USD + 0.400%), 03/15/2024 (1)	7,100,000	7,142,738
Citi Held For Asset Issuance 2016-MF1
4.48%, 08/15/2022 (2)	261,427	261,976
6.64%, 08/15/2022 (2)	3,250,000	3,299,504
Citibank Credit Card Issuance Trust
1.74%, 01/19/2021	17,755,000	17,653,962
2.08% (1 Month LIBOR USD + 0.370%), 08/08/2024 (1)	20,858,000	20,928,855
2.15% (1 Month LIBOR USD + 0.330%), 01/21/2025 (1)	8,032,000	8,031,994
2.47% (1 Month LIBOR USD + 0.620%), 04/22/2026 (1)	10,900,000	10,974,811
CLUB Credit Trust 2017-NP1
2.39%, 04/17/2023 (2)	142,676	142,645
3.17%, 04/17/2023 (2)	2,000,000	1,998,224
2.42%, 09/15/2023 (2)	4,675,518	4,663,771
CLUB Credit Trust 2017-P2
2.61%, 01/15/2024 (2)	4,674,183	4,659,764
Colony American Finance 2016-2 Ltd.
2.55%, 11/15/2048 (2)	1,302,422	1,274,066
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042 (2)	13,095,616	12,855,755
Commonbond Student Loan Trust 2018-A-GS
3.21%, 02/25/2044 (2)	9,400,000	9,418,143
Conseco Financial Co.
6.24%, 12/01/2028	25,135	25,776
6.22%, 03/01/2030	75,187	79,670
6.18%, 04/01/2030	22,824	23,935
Consumer Loan Underlying Bond Credit Trust 2017-NP2
2.55%, 01/16/2024 (2)	2,882,825	2,877,126
Continental Credit Card 2016-1
4.56%, 01/15/2023 (2)	353,494	353,268
COOF Securitization Trust 2014-1 Ltd.
2.97%, 06/25/2040 IO (2)(3)	1,653,722	148,999
Countrywide Asset-Backed Certificates
5.12%, 02/25/2035 (3)	44,051	44,396
4.47%, 02/25/2036 (3)	149,101	152,319
4.66%, 04/25/2036 (3)	103,600	94,212
4.64%, 09/25/2046 (3)	88,017	79,453
CPS Auto Receivables Trust 2014-C
3.77%, 08/17/2020 (2)	558,000	563,257
CPS Auto Receivables Trust 2014-D
4.35%, 11/16/2020 (2)	525,000	532,739
CPS Auto Receivables Trust 2015-A
4.00%, 02/16/2021 (2)	446,000	451,057
CPS Auto Receivables Trust 2015-B
1.65%, 11/15/2019 (2)	322,572	322,348
4.20%, 05/17/2021 (2)	1,905,000	1,923,929
CPS Auto Receivables Trust 2015-C
4.63%, 08/16/2021 (2)	1,376,000	1,399,087
CPS Auto Receivables Trust 2016-A
2.25%, 10/15/2019 (2)	31,358	31,355
CPS Auto Receivables Trust 2016-B
2.07%, 11/15/2019 (2)	551,007	550,770
CPS Auto Receivables Trust 2016-C
1.62%, 01/15/2020 (2)	1,664,705	1,662,043
3.27%, 06/15/2022 (2)	840,000	841,280
CPS Auto Receivables Trust 2017-B
2.92%, 02/15/2022 (2)	1,441,000	1,431,947
3.95%, 03/15/2023 (2)	3,485,000	3,498,792
CPS Auto Receivables Trust 2017-C
1.78%, 09/15/2020 (2)	2,775,857	2,763,806
2.86%, 06/15/2023 (2)	2,300,000	2,280,499
3.79%, 06/15/2023 (2)	791,000	789,233
CPS Auto Receivables Trust 2018-A
2.16%, 05/17/2021 (2)	6,454,705	6,434,414
CPS Auto Trust
1.50%, 06/15/2020 (2)	2,401,790	2,393,603
Credit Acceptance Auto Loan Trust 2015-2
2.40%, 02/15/2023 (2)	968,860	968,668
3.76%, 02/15/2024 (2)	434,000	435,300
Credit Acceptance Auto Loan Trust 2017-1
2.56%, 10/15/2025 (2)	1,987,000	1,976,528
3.04%, 12/15/2025 (2)	871,000	867,939
3.48%, 02/17/2026 (2)	730,000	725,897
Credit Acceptance Auto Loan Trust 2017-2
3.35%, 06/15/2026 (2)	811,000	800,900
Credit Acceptance Auto Loan Trust 2018-1
3.01%, 02/16/2027 (2)	6,494,000	6,453,452
Credit-Based Asset Servicing & Securitization LLC
3.79%, 12/25/2035 (3)	4,870	4,851
CSMC 2016-RPL1 Trust
4.81% (1 Month LIBOR USD + 3.150%), 12/26/2046 (1) (2)	10,744,421	10,584,952
CWABS Asset-Backed Certificates Trust 2004-15
4.61%, 04/25/2035 (3)	15,499	15,560
CWABS Asset-Backed Certificates Trust 2005-1
5.03%, 07/25/2035 (3)	32,144	32,690
CWABS Asset-Backed Certificates Trust 2005-11
4.49%, 02/25/2036 (3)	105,928	106,091
CWABS Asset-Backed Certificates Trust 2005-17
4.45%, 05/25/2036 (3)	32,139	31,670
CWABS, Inc. Asset-Backed Certificates Series 2003-5
5.22%, 01/25/2034 (3)	24,670	24,961
CWABS, Inc. Asset-Backed Certificates Series 2003-BC1
2.67% (1 Month LIBOR USD + 0.800%), 03/25/2033 (1)	628,298	619,559
CWABS, Inc. Asset-Backed Certificates Series 2004-1
2.62% (1 Month LIBOR USD + 0.750%), 03/25/2034 (1)	48,823	49,065
2.70% (1 Month LIBOR USD + 0.825%), 03/25/2034 (1)	8,618	8,556
2.43% (1 Month LIBOR USD + 0.560%), 04/25/2034 (1)	1,112	1,098
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
2.77% (1 Month LIBOR USD + 0.900%), 10/25/2034 (1)	18,270	18,008
2.65% (1 Month LIBOR USD + 0.780%), 11/25/2034 (1)	834,844	828,190
CWHEQ Home Equity Loan Trust Series 2007-S1
5.69%, 11/25/2036 (3)	7,725	7,862
Diamond Resorts Owner Trust
3.27%, 10/22/2029 (2)	3,316,313	3,249,550
Discover Card Execution Note Trust
2.14% (1 Month LIBOR USD + 0.360%), 04/15/2025 (1)	7,906,000	7,935,342
Drive Auto Receivables Trust
2.30%, 05/17/2021	5,184,000	5,160,947
2.80%, 07/15/2022	2,493,000	2,485,468
3.53%, 12/15/2023 (2)	12,000,000	12,002,296
Drive Auto Receivables Trust 2015-A
4.12%, 07/15/2022 (2)	1,766,000	1,782,532
Drive Auto Receivables Trust 2015-B
3.84%, 07/15/2021 (2)	1,921,000	1,939,242
Drive Auto Receivables Trust 2015-C
4.20%, 09/15/2021 (2)	926,471	938,325
Drive Auto Receivables Trust 2016-B
2.56%, 06/15/2020 (2)	63,438	63,444
Drive Auto Receivables Trust 2016-C
4.18%, 03/15/2024 (2)	2,996,000	3,045,443
Drive Auto Receivables Trust 2017-1
1.67%, 05/15/2019	293,154	293,042
2.84%, 04/15/2022	3,543,000	3,540,210
3.84%, 03/15/2023	5,373,000	5,424,346
Drive Auto Receivables Trust 2017-2
1.63%, 08/15/2019	841,775	841,440
2.25%, 06/15/2021	6,033,000	6,017,623
2.75%, 09/15/2023	5,566,000	5,535,123
Drive Auto Receivables Trust 2017-A
2.51%, 01/15/2021 (2)	813,000	812,539
2.98%, 01/18/2022 (2)	1,294,000	1,294,443
4.16%, 05/15/2024 (2)	1,724,000	1,752,431
Drive Auto Receivables Trust 2017-B
2.20%, 05/15/2020 (2)	3,957,144	3,952,413
2.61%, 08/16/2021 (2)	3,416,000	3,413,274
3.72%, 10/17/2022 (2)	2,982,000	3,005,663
Drive Auto Receivables Trust 2018-1
2.88%, 02/15/2022	9,392,000	9,376,530
DT Auto Owner Trust 2015-2
4.25%, 02/15/2022 (2)	1,356,000	1,367,473
DT Auto Owner Trust 2016-3
2.65%, 07/15/2020 (2)	166,393	166,459
DT Auto Owner Trust 2016-4
2.74%, 10/17/2022 (2)	3,000,000	2,995,606
DT Auto Owner Trust 2017-1
3.55%, 11/15/2022 (2)	4,869,000	4,853,173
DT Auto Owner Trust 2017-2
1.72%, 05/15/2020 (2)	4,292,569	4,284,552
3.03%, 01/17/2023 (2)	3,026,000	3,020,814
DT Auto Owner Trust 2017-3
1.73%, 08/17/2020 (2)	5,515,141	5,498,167
3.58%, 05/15/2023 (2)	1,662,000	1,649,596
DT Auto Owner Trust 2017-4
1.85%, 08/17/2020 (2)	13,038,860	12,993,388
DT Auto Owner Trust 2017-B
5.84%, 12/16/2022 (10)	3,400,000	3,397,280
Engs Commercial Finance Trust 2016-1
2.63%, 02/22/2022 (2)	867,771	858,691
Exeter Automobile Receivables Trust 2014-2
3.26%, 12/16/2019 (2)	137,775	137,926
Exeter Automobile Receivables Trust 2015-1
2.84%, 03/16/2020 (2)	180,427	180,614
Exeter Automobile Receivables Trust 2016-1
2.35%, 07/15/2020 (2)	55,401	55,400
5.52%, 10/15/2021 (2)	2,230,000	2,292,030
Exeter Automobile Receivables Trust 2016-2
2.21%, 07/15/2020 (2)	196,828	196,733
Exeter Automobile Receivables Trust 2016-3
1.84%, 11/16/2020 (2)	2,062,877	2,056,905
Exeter Automobile Receivables Trust 2017-1
3.95%, 12/15/2022 (2)	835,000	841,251
Exeter Automobile Receivables Trust 2017-2
2.82%, 05/16/2022 (2)	6,119,000	6,077,737
Exeter Automobile Receivables Trust 2017-3
2.05%, 12/15/2021 (2)	1,661,689	1,652,535
3.68%, 07/17/2023 (2)	3,836,000	3,828,830
Exeter Automobile Receivables Trust 2018-1
2.21%, 05/17/2021 (2)	7,485,259	7,463,816
First Investors Auto Owner Trust 2014-3
1.67%, 11/16/2020 (2)	28,068	28,057
First Investors Auto Owner Trust 2015-2
4.22%, 12/15/2021 (2)	280,000	282,075
First Investors Auto Owner Trust 2016-2
1.53%, 11/16/2020 (2)	1,752,084	1,746,733
First Investors Auto Owner Trust 2017-1
2.67%, 04/17/2023 (2)	2,767,000	2,725,944
3.60%, 04/17/2023 (2)	2,847,000	2,799,606
FirstKey Lending 2015-SFR1 Trust
2.55%, 03/09/2047 (2)	3,112,153	3,096,299
3.42%, 03/09/2047 (2)	1,442,000	1,437,033
Flagship Credit Auto Trust 2014-2
2.84%, 11/16/2020 (2)	456,191	456,543
3.95%, 12/15/2020 (2)	440,000	443,497
Flagship Credit Auto Trust 2015-1
1.63%, 06/15/2020 (2)	72,078	72,042
Flagship Credit Auto Trust 2015-3
2.38%, 10/15/2020 (2)	441,871	441,548
3.68%, 03/15/2022 (2)	568,000	570,784
4.65%, 03/15/2022 (2)	567,000	578,055
Flagship Credit Auto Trust 2016-1
2.77%, 12/15/2020 (2)	646,371	646,757
6.22%, 06/15/2022 (2)	3,000,000	3,146,695
Flagship Credit Auto Trust 2016-2
2.28%, 05/15/2020 (2)	113,301	113,271
Flagship Credit Auto Trust 2016-3
1.61%, 12/15/2019 (2)	320,091	319,983
Flagship Credit Auto Trust 2016-4
1.47%, 03/16/2020 (2)	758,777	757,421
2.71%, 11/15/2022 (2)	1,743,000	1,723,667
Flagship Credit Auto Trust 2017-2
2.96%, 07/15/2023 (2)	5,195,000	5,145,240
3.62%, 07/15/2023 (2)	2,995,000	2,962,820
Ford Credit Auto Owner Trust 2015-A
1.28%, 09/15/2019	105,396	105,252
Ford Credit Auto Owner Trust 2016-REV1
2.31%, 08/15/2027 (2)	7,000,000	6,891,768
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027 (2)	10,000,000	9,722,527
Ford Credit Auto Owner Trust 2017-B
1.49%, 05/15/2020	8,168,453	8,129,645
Ford Credit Auto Owner Trust 2017-C
2.01%, 03/15/2022	4,177,000	4,125,214
Ford Credit Auto Owner Trust 2018-REV1
3.19%, 07/15/2031 (2)	15,408,000	15,355,164
Foundation Finance Trust 2017-1
3.30%, 07/15/2033 (2)	4,327,357	4,269,898
Foursight Capital Automobile Receivables Trust 2017-1
3.05%, 12/15/2022 (2)	4,000,000	3,931,498
Fremont Home Loan Trust 2004-2
2.73% (1 Month LIBOR USD + 0.855%), 07/25/2034 (1)	1,229,294	1,234,628
Galaxy XVIII CLO Ltd.
2.89% (3 Month LIBOR USD + 1.170%), 10/15/2026 (1) (2)	7,000,000	6,997,655
GCAT 2017-2 LLC
3.50%, 04/25/2047 (2)(3)	2,817,030	2,798,257
GCAT 2017-3 LLC
3.35%, 04/25/2047 (2)(3)	1,244,281	1,236,973
GCAT 2017-5 LLC
3.23%, 06/25/2047 (2)(3)	923,973	918,602
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.27%, 04/25/2029	56	52
6.71%, 04/25/2029 (3)	33,548	28,228
GE Mortgage Services LLC
6.74%, 12/25/2028	4	4
GLS Auto Receivables Trust 2015-1
4.43%, 12/15/2020 (2)	947,597	951,329
GLS Auto Receivables Trust 2016-1
2.73%, 10/15/2020 (2)	513,226	513,144
4.39%, 01/15/2021 (2)	960,000	968,947
GM Financial Consumer Automobile 2017-1
1.78%, 10/18/2021 (2)	7,282,000	7,183,146
GM Financial Consumer Automobile Receivables Trust 2018-1
2.32%, 07/18/2022	8,275,000	8,206,793
2.46%, 07/17/2023	5,715,000	5,640,116
GMAT 2013-1 Trust
6.97%, 11/25/2043 (2)(3)	244,914	245,179
GMF Floorplan Owner Revolving Trust
2.28% (1 Month LIBOR USD + 0.500%), 05/15/2020 (1) (2)	4,600,000	4,601,765
2.63% (1 Month LIBOR USD + 0.850%), 05/17/2021 (1) (2)	4,900,000	4,932,929
GO Financial Auto Securitization Trust 2015-2
4.80%, 08/17/2020 (2)	437,135	438,137
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031 (2)	649,895	642,743
Golden Bear 2016-R LLC
5.65%, 09/20/2047 (2)	2,534,692	2,537,516
Goodgreen 2017-1 Trust
3.74%, 10/15/2052 (2)	1,987,497	1,926,578
Goodgreen 2017-2 Trust
3.26%, 10/15/2053 (2)	5,156,479	5,003,171
Goodgreen 2017-R1A
5.00%, 10/20/2052 (10)	6,615,000	6,506,514
Greenwood Park CLO Ltd
3.04% (3 Month LIBOR USD + 1.010%), 04/15/2031 (1) (2)	23,000,000	23,014,927
GREYWOLF CLO VI Ltd
0.00% (3 Month LIBOR USD + 1.030%), 04/26/2031 (1) (2)	14,000,000	14,000,000
GSAA Trust
2.51% (1 Month LIBOR USD + 0.640%), 03/25/2035 (1)	1,337,212	1,341,684
2.14% (1 Month LIBOR USD + 0.270%), 06/25/2035 (1)	428,903	430,401
GSAMP Trust 2005-WMC2
2.49% (1 Month LIBOR USD + 0.620%), 11/25/2035 (1)	2,200,878	2,204,538
GSAMP Trust 2006-HE7
2.10% (1 Month LIBOR USD + 0.230%), 10/25/2046 (1)	1,509,452	1,499,973
HERO Funding 2017-3
3.95%, 09/20/2048 (2)	4,698,896	4,761,688
HERO Funding II 2016-3B
5.24%, 09/20/2042 (2)	1,486,950	1,493,962
HERO Funding Trust 2016-2
3.75%, 09/20/2041 (2)	3,085,635	3,086,670
HERO Funding Trust 2016-3
3.08%, 09/20/2042 (2)	1,360,711	1,351,395
HERO Funding Trust 2016-4A
3.57%, 09/20/2047 (2)	4,088,423	4,027,519
HERO Funding Trust 2017-1A
4.46%, 09/20/2047 (2)	6,841,609	7,091,702
HERO Funding Trust 2017-2A
3.28%, 09/20/2048 (2)	6,239,741	6,230,783
Hertz Vehicle Financing II LP
2.32%, 03/25/2020 (2)	7,500,000	7,459,998
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028 (2)	2,312,543	2,281,281
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
2.07% (1 Month LIBOR USD + 0.200%), 03/25/2036 (1)	47,972	45,158
Honda Auto Receivables 2017-4 Owner Trust
2.05%, 11/22/2021	4,096,000	4,058,062
Hyundai Auto Receivables Trust 2015-B
1.12%, 11/15/2019	249,480	248,695
IMC Home Equity Loan Trust 1997-5
6.88%, 11/20/2028	106	106
JP Morgan Mortgage Acquisition Trust 2006-CH1
2.00% (1 Month LIBOR USD + 0.130%), 07/25/2036 (1)	2,018,955	2,009,880
Kabbage Asset Securitization LLC
4.57%, 03/15/2022 (2)	12,810,000	13,043,465
5.79%, 03/15/2022 (2)	3,710,000	3,812,970
KGS-Alpha SBA COOF Trust
0.63%, 05/25/2039 IO (2)(3)	3,527,246	55,875
KGS-Alpha SBA COOF Trust 2014-2
3.26%, 04/25/2040 IO (2)(3)	1,618,154	131,556
KKR CLO 11 Ltd.
2.90% (3 Month LIBOR USD + 1.180%), 01/15/2031 (1) (2)	6,250,000	6,310,619
KSBA 2012-2 A
0.84%, 08/25/2038 (2)(3)	5,278,307	126,869
KVK CLO 2014-1 Ltd.
3.14% (3 Month LIBOR USD + 1.300%), 05/15/2026 (1) (2)	7,000,000	7,001,001
KVK CLO 2014-2 Ltd.
2.90% (3 Month LIBOR USD + 1.180%), 07/15/2026 (1) (2)	4,250,000	4,248,810
KVK CLO 2014-3 Ltd.
2.92% (3 Month LIBOR USD + 1.200%), 10/15/2026 (1) (2)	9,250,000	9,247,660
Laurel Road Prime Student Loan Trust 2017-C
2.81%, 11/25/2042 (2)	6,200,000	6,082,496
LendingClub Issuance Trust Series 2016-NP1
3.75%, 06/15/2022 (2)	117,192	117,281
6.50%, 06/15/2022 (2)	3,900,000	3,949,349
3.00%, 01/17/2023 (2)	276,595	276,305
Lendmark Funding Trust 2016-A
3.26%, 04/21/2025 (2)	3,000,000	2,999,235
Lendmark Funding Trust 2017-1A
2.83%, 12/22/2025 (2)	2,508,000	2,495,055
5.41%, 12/22/2025 (2)	1,450,000	1,489,393
Lila Mexican Holdings LLC
4.48%, 08/11/2022 (10)	2,033,965	2,009,419
Long Beach Mortgage Loan Trust 2004-1
2.62% (1 Month LIBOR USD + 0.750%), 02/25/2034 (1)	1,037,965	1,039,147
Long Beach Mortgage Loan Trust 2004-3
2.73% (1 Month LIBOR USD + 0.855%), 07/25/2034 (1)	44,703	44,561
LV Tower 52 Issuer 2013-1
5.75%, 02/15/2023 (2)(10)	4,400,082	4,400,082
7.75%, 02/15/2023 (2)(10)	1,436,208	1,436,208
Magnetite XI Ltd.
2.85% (3 Month LIBOR USD + 1.120%), 01/18/2027 (1) (2)	8,750,000	8,749,353
Magnetite XVI Ltd
2.58% (3 Month LIBOR USD + 0.800%), 01/18/2028 (1) (2)	12,000,000	12,000,468
Mariner Finance Issuance Trust 2017-A
3.62%, 02/20/2029 (2)	2,999,000	3,009,762
Marlette Funding Trust 2016-1
3.06%, 01/17/2023 (2)	435,299	435,280
Marlette Funding Trust 2017-1
2.83%, 03/15/2024 (2)	2,151,804	2,152,245
Marlette Funding Trust 2017-2
2.39%, 07/15/2024 (2)	6,809,108	6,792,985
Marlette Funding Trust 2018-1
2.61%, 03/15/2028 (2)	4,661,707	4,654,181
MASTR Asset Backed Securities Trust 2005-HE1
2.59% (1 Month LIBOR USD + 0.720%), 05/25/2035 (1)	244,223	245,034
MASTR Asset Backed Securities Trust 2006-NC1
2.47% (1 Month LIBOR USD + 0.600%), 01/25/2036 (1)	2,371,115	2,375,277
Midocean Credit Clo VIII
3.04% (3 Month LIBOR USD + 1.150%), 02/20/2031 (1) (2)	18,000,000	18,049,464
Mid-State Capital Co. 2006-1 Trust
6.08%, 10/15/2040 (2)	814,936	913,907
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045 (2)	326,021	331,794
5.25%, 12/15/2045 (2)	586,663	613,167
Mill Creek II CLO Ltd.
3.49% (3 Month LIBOR USD + 1.750%), 04/20/2028 (1) (2)	3,750,000	3,798,439
Morgan Stanley ABS Capital I, Inc. Trust 2004-OP1
2.74% (1 Month LIBOR USD + 0.870%), 11/25/2034 (1)	5,620,012	5,600,816
Murray Hill Marketplace Trust 2016-LC1
6.15%, 11/25/2022 (2)	1,850,377	1,859,895
Nationstar HECM Loan Trust 2017-1
2.94%, 05/25/2027 (2)	510,000	509,078
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042 (2)	15,200,000	15,165,285
Navient Student Loan Trust 2016-2
2.62% (1 Month LIBOR USD + 0.750%), 06/25/2065 (1) (2)	534,813	535,565
New Century Home Equity Loan Trust Series 2003-5
5.11%, 11/25/2033 (3)	218,668	221,010
New Residential Mortgage Trust 2018-1
4.00%, 12/25/2057 (2)(3)	11,645,934	11,904,426
Nissan Auto Receivables 2014-B Owner Trust
1.11%, 05/15/2019	19,101	19,097
NRPL Trust 2015-2
3.75%, 10/25/2057 (2)(3)	3,280,666	3,279,589
3.75%, 10/25/2057 (2)(3)	1,250,000	1,161,034
NRZ Advance Receivables Trust Advance Receivables Backed 2016-T1
2.75%, 06/15/2049 (2)	1,269,000	1,253,287
NYMT Residential 2016-RP1
4.00%, 03/25/2021 (2)(3)	239,314	239,075
Oak Hill Advisors Residential Loan Trust 2017-NPL2
3.00%, 07/25/2057 (2)(3)	3,599,623	3,570,087
Oak Hill Advisors Residential Loan Trust 2017-NPLA
3.00%, 06/25/2057 (2)(3)	2,553,738	2,538,768
Oakwood Mortgage Investors Inc
6.45%, 12/15/2023	2,480	2,509
OCP CLO 2017-13 Ltd.
2.98% (3 Month LIBOR USD + 1.260%), 07/15/2030 (1) (2)	4,250,000	4,293,150
Ocwen Master Advance Receivables Trust
2.52%, 08/17/2048 (2)	2,709,000	2,708,263
4.25%, 08/17/2048 (2)	2,037,963	2,027,526
2.50%, 09/15/2048 (2)	1,345,000	1,344,891
3.81%, 08/16/2049 (2)	1,500,000	1,456,434
OnDeck Asset Securitization Trust II LLC
4.21%, 05/17/2020 (2)	6,983,000	6,986,515
7.63%, 05/17/2020 (2)	508,000	511,744
OneMain Direct Auto Receivables Trust 2016-1
2.04%, 01/15/2021 (2)	516,019	515,709
4.58%, 09/15/2021 (2)	667,000	668,359
OneMain Direct Auto Receivables Trust 2017-1
2.16%, 10/15/2020 (2)	18,271,618	18,172,959
OneMain Direct Auto Receivables Trust 2017-2
2.55%, 11/14/2023 (2)	17,900,000	17,584,439
2.82%, 07/15/2024 (2)	4,300,000	4,228,870
OneMain Financial Issuance Trust 2014-2
3.02%, 09/18/2024 (2)	699,759	699,984
OneMain Financial Issuance Trust 2015-1
3.19%, 03/18/2026 (2)	2,770,440	2,776,425
3.85%, 03/18/2026 (2)	500,000	501,194
OneMain Financial Issuance Trust 2015-2
2.57%, 07/18/2025 (2)	4,885,057	4,878,449
3.10%, 07/18/2025 (2)	1,627,000	1,627,216
OneMain Financial Issuance Trust 2016-1
3.66%, 02/20/2029 (2)	2,645,000	2,669,690
6.00%, 02/20/2029 (2)	1,900,000	1,962,618
OneMain Financial Issuance Trust 2017-1
2.56% (1 Month LIBOR USD + 0.800%), 09/14/2032 (1) (2)	9,800,000	9,827,583
Onemain Financial Issuance Trust 2018-1
3.30%, 03/14/2029 (2)	4,040,000	4,047,670
Oportun Funding III LLC
3.69%, 07/08/2021 (2)	3,332,000	3,328,060
Oportun Funding IV LLC
4.85%, 11/08/2021 (2)	723,661	726,220
Oportun Funding VI LLC
3.23%, 06/08/2023 (2)	1,957,000	1,931,825
3.97%, 06/08/2023 (2)(3)	2,650,000	2,590,183
Oportun Funding VII LLC
3.22%, 10/10/2023 (2)	1,691,000	1,671,450
Oportun Funding VIII LLC
3.61%, 03/08/2024 (2)	2,978,000	2,979,067
Option One Mortgage Loan Trust 2004-3
2.77% (1 Month LIBOR USD + 0.900%), 11/25/2034 (1)	1,691,802	1,600,733
OZLM Funding II Ltd.
3.21% (3 Month LIBOR USD + 1.440%), 10/30/2027 (1) (2)	4,500,000	4,500,113
OZLM Funding IV Ltd.
2.99% (3 Month LIBOR USD + 1.250%), 10/22/2030 (1) (2)	10,000,000	10,060,840
OZLM XI Ltd.
3.02% (3 Month LIBOR USD + 1.250%), 10/30/2030 (1) (2)	5,000,000	5,033,995
OZLM XV Ltd.
3.23% (3 Month LIBOR USD + 1.490%), 01/20/2029 (1) (2)	7,750,000	7,792,323
Palmer Square CLO 2014-1 Ltd.
2.86% (3 Month LIBOR USD + 1.130%), 01/17/2031 (1) (2)	4,000,000	4,028,296
Palmer Square CLO 2015-1 Ltd.
3.19% (3 Month LIBOR USD + 1.300%), 05/21/2029 (1) (2)	8,000,000	8,049,984
Palmer Square CLO 2015-2 Ltd.
3.01% (3 Month LIBOR USD + 1.270%), 07/20/2030 (1) (2)	13,925,000	14,020,442
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCH
2.71% (1 Month LIBOR USD + 0.840%), 01/25/2036 (1)	3,555,767	3,569,839
Progress Residential 2015-SFR2 Trust
2.74%, 06/12/2032 (2)	3,350,201	3,320,723
3.14%, 06/12/2032 (2)	2,012,000	2,002,652
3.44%, 06/12/2032 (2)	2,138,000	2,130,225
4.43%, 06/12/2032 (2)	892,000	896,934
Progress Residential 2015-SFR3 Trust
3.07%, 11/12/2032 (2)	5,206,536	5,191,237
5.66%, 11/12/2032 (2)	1,000,000	1,036,151
4.67%, 11/15/2032 (2)	295,000	301,450
Progress Residential 2017-SFR1 Trust
3.02%, 08/17/2034 (2)	2,000,000	1,960,803
Prosper Marketplace Issuance Trust Series 2017-1
2.56%, 06/15/2023 (2)	1,123,809	1,124,161
2.41%, 09/15/2023 (2)	1,798,150	1,793,616
2.36%, 11/15/2023 (2)	3,799,509	3,783,849
PRPM 2017-2 LLC
3.47%, 09/25/2022 (2)(3)	3,785,747	3,771,422
Purchasing Power Funding 2018-A LLC
3.60%, 08/15/2022 (2)	10,875,000	10,889,018
RAMP Series 2005-RS1 Trust
4.71%, 01/25/2035	5,475	5,479
RASC Series 2005-KS6 Trust
2.80% (1 Month LIBOR USD + 0.930%), 07/25/2035 (1)	760,525	763,941
RBSHD 2013-1 Trust
7.69%, 10/25/2047 (2)(3)(10)	478,971	476,393
RCO Mortgage LLC 2017-1
3.38%, 08/25/2022 (2)(3)	7,794,017	7,763,082
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037 (3)(11)	300,878	150,642
Renaissance Home Equity Loan Trust 2005-3
4.81%, 11/25/2035 (3)	39,035	39,187
Renew 2017-1
3.67%, 09/20/2052 (2)	2,671,074	2,591,592
Rice Park Financing Trust 2016-A
4.63%, 10/31/2041 (2)(10)	5,404,820	5,435,038
Santander Drive Auto Receivables Trust 2017-1
1.49%, 02/18/2020	708,925	708,098
2.10%, 06/15/2021	4,842,000	4,819,721
2.58%, 05/16/2022	3,957,000	3,930,589
3.17%, 04/17/2023	5,074,000	5,042,049
Santander Drive Auto Receivables Trust 2017-2
2.79%, 08/15/2022	13,150,000	13,098,394
3.49%, 07/17/2023	1,633,000	1,633,907
Santander Drive Auto Receivables Trust 2017-3
2.76%, 12/15/2022	4,350,000	4,308,138
Santander Drive Auto Receivables Trust 2018-1
2.96%, 03/15/2024	3,900,000	3,880,839
Santander Retail Auto Lease Trust 2018-A
2.93%, 05/20/2021 (2)	4,433,000	4,432,536
Saxon Asset Securities Trust 2003-1
4.75%, 06/25/2033 (3)	50,585	51,069
Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.44%, 01/25/2036 (3)	68,952	61,265
Sierra Auto Receivables Securitization Trust 2016-1
2.85%, 01/18/2022 (2)	194,393	194,341
Silvermore CLO Ltd.
3.01% (3 Month LIBOR USD + 1.170%), 05/15/2026 (1) (2)	8,425,273	8,426,688
SoFi Consumer Loan Program 2016-2 LLC
3.09%, 10/27/2025 (2)	991,698	992,196
SoFi Consumer Loan Program 2018-1 Trust
3.14%, 02/25/2027 (2)	4,250,000	4,227,363
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041 (2)	18,200,000	17,902,779
SoFi Professional Loan Program 2018-B Trust
2.64%, 08/25/2047 (2)	10,600,000	10,573,182
3.34%, 08/25/2047 (2)	8,900,000	8,939,353
Sound Point CLO II Ltd.
2.82% (3 Month LIBOR USD + 1.070%), 01/26/2031 (1) (2)	9,000,000	9,011,475
Sound Point CLO XVI Ltd.
3.03% (3 Month LIBOR USD + 1.280%), 07/25/2030 (1) (2)	7,750,000	7,809,536
Specialty Underwriting & Residential Finance Trust Series 2004-BC4
2.54% (1 Month LIBOR USD + 0.670%), 10/25/2035 (1)	229,157	228,225
Specialty Underwriting & Residential Finance Trust Series 2006-BC1
2.17% (1 Month LIBOR USD + 0.300%), 12/25/2036 (1)	1,086,356	1,087,404
SpringCastle America Funding LLC
3.05%, 11/25/2023 (2)	2,382,403	2,379,260
Springleaf Funding Trust 2015-A
3.16%, 11/15/2024 (2)	16,501,083	16,515,859
3.62%, 11/15/2024 (2)	1,087,000	1,085,330
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030 (2)	9,900,000	9,745,193
Structured Asset Securities Co. Mortgage Loan Trust 2005-7XS
5.44%, 04/25/2035 (3)	4,547	4,676
Structured Asset Securities Co. Mortgage Pass-Through Certificates Series 2002-al1
3.45%, 02/25/2032	44,150	43,658
3.45%, 02/25/2032	89,802	87,979
Structured Asset Securities Co. Mortgage Pass-Through Certificates Series 2004-6XS
6.03%, 03/25/2034 (3)	153,571	156,186
6.05%, 03/25/2034 (3)	122,817	124,907
Synchrony Credit Card Master Note Trust
1.58%, 09/15/2022	6,000,000	5,906,774
2.37%, 03/15/2023	4,950,000	4,912,630
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057 (2)(3)	7,745,095	7,688,766
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057 (2)(3)	6,876,553	6,777,182
Towd Point Mortgage Trust 2018-1
3.00%, 01/25/2058 (2)(3)	10,144,239	10,090,135
Toyota Auto Receivables 2017-A Owner Trust
1.42%, 09/16/2019	5,644,157	5,628,417
Toyota Auto Receivables 2018-A Owner Trust
2.35%, 05/16/2022	7,881,000	7,826,211
0.00%, 05/15/2023	10,298,000	10,212,076
Tricolor Auto Securitization Trust 2018-1
5.05%, 12/15/2020 (2)(10)	7,545,000	7,545,249
TRINITAS CLO IV Ltd.
3.48% (3 Month LIBOR USD + 1.750%), 04/18/2028 (1) (2)	7,500,000	7,500,360
Upstart Securitization Trust 2017-1
2.64%, 06/20/2024 (2)	4,238,720	4,228,332
USASF Receivables 2017-A LLC
5.75%, 09/15/2030 (2)(10)	3,272,468	3,241,445
Verizon Owner Trust 2016-1
1.42%, 01/20/2021 (2)	375,000	371,632
Verizon Owner Trust 2016-2
1.68%, 05/20/2021 (2)	12,000,000	11,864,692
Verizon Owner Trust 2017-2
1.92%, 12/20/2021 (2)	6,485,000	6,392,060
Verizon Owner Trust 2017-3
2.06%, 04/20/2022 (2)	5,612,000	5,533,262
Verizon Owner Trust 2018-1
2.82%, 09/20/2022 (2)	7,500,000	7,500,425
VM DEBT LLC
6.50%, 10/02/2024 (2)(10)	4,640,000	4,640,000
VOLT LIV LLC
3.50%, 02/25/2047 (2)(3)	787,905	786,137
VOLT LIX LLC
3.25%, 05/28/2047 (2)(3)	1,227,923	1,222,216
VOLT LV LLC
3.50%, 03/25/2047 (2)(3)	3,151,572	3,145,837
VOLT LVI LLC
3.50%, 03/25/2047 (2)(3)	5,422,330	5,423,202
VOLT LVII LLC
3.38%, 04/25/2047 (2)(3)	3,058,917	3,052,516
VOLT LVIII LLC
3.38%, 05/28/2047 (2)(3)	1,242,702	1,240,621
VOLT LX LLC
3.25%, 06/25/2047 (2)(3)	2,027,516	2,018,893
VOLT LXI LLC
3.13%, 06/25/2047 (2)(3)	6,463,180	6,429,894
VOLT LXIV LLC
3.38%, 10/25/2047 (2)(3)	8,865,066	8,841,021
VOLT TR 2018-FT1
3.26%, 03/29/2021	6,575,000	6,492,753
VOLT XL LLC
4.38%, 11/27/2045 (2)(3)	553,878	553,871
VOLT XXV LLC
3.50%, 06/26/2045 (2)(3)	3,231,288	3,231,894
VOLT XXXVIII LLC
3.88%, 09/25/2045 (2)(3)	508,642	512,301
Voya CLO 2015-1 Ltd.
2.63% (3 Month LIBOR USD + 0.900%), 01/18/2029 (1) (2)	6,000,000	6,002,694
West CLO 2013-1 Ltd.
2.95% (3 Month LIBOR USD + 1.160%), 11/07/2025 (1) (2)	13,675,344	13,676,465
Westgate Resorts 2015-1 LLC
2.75%, 05/20/2027 (2)	149,696	149,062
Westgate Resorts 2017-1 LLC
3.05%, 12/20/2030 (2)	1,635,670	1,625,281
4.05%, 12/20/2030 (2)	2,911,135	2,889,382
Westlake Automobile Receivables Trust 2015-3
4.40%, 05/17/2021 (2)	1,000,000	1,006,250
Westlake Automobile Receivables Trust 2016-2
1.57%, 06/17/2019 (2)	71,120	71,092
4.10%, 06/15/2021 (2)	300,000	303,574
Westlake Automobile Receivables Trust 2016-3
2.46%, 01/18/2022 (2)	1,873,000	1,864,593
Westlake Automobile Receivables Trust 2017-1
2.70%, 10/17/2022 (2)	1,195,000	1,191,720
3.46%, 10/17/2022 (2)	1,202,000	1,206,664
Westlake Automobile Receivables Trust 2017-2
2.59%, 12/15/2022 (2)	772,000	764,535
World Omni Auto Receivables Trust 2015-A
1.34%, 05/15/2020	132,511	132,192
Zais CLO 8 Ltd
3.08% (3 Month LIBOR USD + 0.950%), 04/15/2029 (1)(2)(10)	40,000,000	40,000,000
Zais Ltd.
3.01% (3 Month LIBOR USD + 1.290%), 04/15/2030 (1) (2)	9,600,000	9,668,035
Total Asset-Backed Obligations (Cost $1,751,403,531)		$1,748,110,274
Corporate Bonds - 30.33%
Basic Materials - 1.24%
Agrium, Inc.
3.15%, 10/01/2022	$875,000	$865,923
3.38%, 03/15/2025	430,000	417,217
4.13%, 03/15/2035	1,960,000	1,909,302
6.13%, 01/15/2041	2,850,000	3,407,289
5.25%, 01/15/2045	2,312,000	2,515,245
Air Liquide Finance SA
2.25%, 09/27/2023 (2)	550,000	520,809
Albemarle Corp.
5.45%, 12/01/2044	600,000	654,347
Anglo American Capital Plc
3.63%, 09/11/2024 (2)	630,000	606,653
4.00%, 09/11/2027 (2)	1,020,000	977,521
4.50%, 03/15/2028 (2)	3,009,000	3,001,778
Barrick Gold Corp.
6.45%, 10/15/2035	203,000	250,457
Barrick North America Finance LLC
5.75%, 05/01/2043	4,480,000	5,208,669
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/2039	1,150,000	1,341,136
BHP Billiton Finance USA Ltd.
5.00%, 09/30/2043	740,000	855,153
6.25% (5 Year Swap Rate USD + 4.971%), 10/19/2075 (1) (2)	985,000	1,036,712
CF Industries, Inc.
5.38%, 03/15/2044	2,040,000	1,849,362
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP
3.40%, 12/01/2026 (2)	530,000	520,503
3.70%, 06/01/2028 (2)	1,200,000	1,205,911
Dow Chemical Co.
8.55%, 05/15/2019	12,359,000	13,117,231
4.13%, 11/15/2021	470,000	483,296
3.00%, 11/15/2022	918,000	901,061
4.25%, 10/01/2034	339,000	340,123
4.38%, 11/15/2042	1,570,000	1,560,417
Eastman Chemical Co.
2.70%, 01/15/2020	7,390,000	7,345,250
4.50%, 01/15/2021	352,000	363,640
4.65%, 10/15/2044	2,930,000	3,017,250
EI du Pont de Nemours & Co
5.60%, 12/15/2036	155,000	182,117
4.90%, 01/15/2041	161,000	171,373
FMC Corp.
3.95%, 02/01/2022	1,725,000	1,749,962
Freeport-McMoRan, Inc.
6.75%, 02/01/2022	649,000	670,904
3.55%, 03/01/2022	5,025,000	4,861,687
Georgia-Pacific LLC
5.40%, 11/01/2020 (2)	3,160,000	3,340,200
3.73%, 07/15/2023 (2)	5,380,000	5,483,436
Glencore Finance Canada Ltd.
4.25%, 10/25/2022 (2)	5,000,000	5,072,369
Glencore Funding LLC
2.50%, 01/15/2019 (2)	537,000	534,761
4.13%, 05/30/2023 (2)	54,000	54,352
4.63%, 04/29/2024 (2)	1,500,000	1,534,950
4.00%, 03/27/2027 (2)	6,300,000	6,077,828
3.88%, 10/27/2027 (2)	875,000	829,990
Goldcorp, Inc.
3.63%, 06/09/2021	1,810,000	1,824,415
International Paper Co.
3.00%, 02/15/2027	4,714,000	4,356,839
5.00%, 09/15/2035	2,265,000	2,412,244
8.70%, 06/15/2038	350,000	506,283
7.30%, 11/15/2039	500,000	654,084
6.00%, 11/15/2041	3,150,000	3,601,744
5.15%, 05/15/2046	1,085,000	1,142,903
LYB International Finance BV
5.25%, 07/15/2043	760,000	831,884
4.88%, 03/15/2044	945,000	983,117
LyondellBasell Industries NV
5.00%, 04/15/2019	1,854,000	1,882,089
5.75%, 04/15/2024	2,550,000	2,801,979
4.63%, 02/26/2055	3,300,000	3,215,787
Mexichem SAB de CV
4.88%, 09/19/2022 (2)	3,425,000	3,525,695
Monsanto Co.
4.70%, 07/15/2064	91,000	88,068
Mosaic Co.
4.25%, 11/15/2023	8,533,000	8,699,359
5.45%, 11/15/2033	814,000	861,131
4.88%, 11/15/2041	52,000	49,812
5.63%, 11/15/2043	4,820,000	5,031,944
Nucor Corp.
4.00%, 08/01/2023	176,000	182,110
6.40%, 12/01/2037	800,000	1,039,391
Potash Co. of Saskatchewan, Inc.
6.50%, 05/15/2019	392,000	406,001
3.00%, 04/01/2025	1,100,000	1,044,103
PPG Industries, Inc.
9.00%, 05/01/2021	217,000	252,381
3.20%, 03/15/2023	450,000	449,045
5.50%, 11/15/2040	118,000	137,672
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54,000	65,435
Rio Tinto Finance USA Ltd.
3.75%, 06/15/2025	8,735,000	8,879,797
Samarco Mineracao SA
5.75%, 10/24/2023 (2)(11)	537,000	396,859
Sherwin-Williams Co.
2.75%, 06/01/2022	7,986,000	7,775,832
3.13%, 06/01/2024	401,000	387,550
Solvay Finance America LLC
3.40%, 12/03/2020 (2)	4,000,000	4,019,973
4.45%, 12/03/2025 (2)	7,000,000	7,250,511
Southern Copper Co.
5.88%, 04/23/2045	2,000,000	2,255,842
Southern Copper Corp.
5.25%, 11/08/2042	1,000,000	1,043,855
Union Carbide Co.
7.50%, 06/01/2025	624,000	745,791
7.75%, 10/01/2096	681,000	903,469
Vale Canada Ltd.
7.20%, 09/15/2032	850,000	956,250
Vale Overseas Ltd.
4.38%, 01/11/2022	7,678,000	7,877,628
6.25%, 08/10/2026	5,612,000	6,287,124
8.25%, 01/17/2034	3,871,000	5,003,267
6.88%, 11/21/2036	1,417,000	1,666,675
6.88%, 11/10/2039	107,000	126,795
Westlake Chemical Corp.
4.38%, 11/15/2047	593,000	571,851
		187,030,768
Communications - 2.34%
21st Century Fox America, Inc.
7.25%, 05/18/2018	203,000	204,182
8.88%, 04/26/2023	108,000	132,844
9.50%, 07/15/2024	175,000	226,793
3.70%, 10/15/2025	380,000	383,776
7.30%, 04/30/2028	454,000	572,643
7.63%, 11/30/2028	310,000	401,247
6.20%, 12/15/2034	258,000	320,152
6.40%, 12/15/2035	3,657,000	4,614,392
6.65%, 11/15/2037	310,000	403,634
6.90%, 08/15/2039	155,000	208,079
6.15%, 02/15/2041	350,000	439,779
Alibaba Group Holding Ltd.
4.00%, 12/06/2037	391,000	373,279
4.20%, 12/06/2047	3,011,000	2,883,159
Amazon.com, Inc.
2.80%, 08/22/2024 (2)	1,882,000	1,819,235
4.80%, 12/05/2034	854,000	944,843
3.88%, 08/22/2037 (2)	1,700,000	1,687,601
4.25%, 08/22/2057 (2)	2,080,000	2,070,194
America Movil SAB de CV
5.00%, 10/16/2019	3,500,000	3,601,565
5.00%, 03/30/2020	7,300,000	7,543,854
3.13%, 07/16/2022	374,000	367,641
6.13%, 03/30/2040	283,000	338,377
AT&T, Inc.
5.80%, 02/15/2019	273,000	279,909
3.90%, 03/11/2024	3,750,000	3,775,443
4.45%, 04/01/2024	764,000	788,259
3.95%, 01/15/2025	811,000	810,649
3.40%, 05/15/2025	17,696,000	17,041,626
4.13%, 02/17/2026	1,365,000	1,367,530
3.90%, 08/14/2027	6,000,000	6,037,280
4.10%, 02/15/2028 (2)	618,000	613,198
4.30%, 02/15/2030 (2)	3,227,000	3,210,985
4.50%, 05/15/2035	6,175,000	6,041,523
5.25%, 03/01/2037	6,249,000	6,601,922
4.90%, 08/14/2037	8,421,000	8,483,182
6.00%, 08/15/2040	2,106,000	2,375,254
5.35%, 09/01/2040	1,543,000	1,617,205
6.38%, 03/01/2041	329,000	381,575
5.15%, 03/15/2042	866,000	890,842
4.30%, 12/15/2042	444,000	411,480
4.80%, 06/15/2044	2,060,000	2,007,426
4.35%, 06/15/2045	511,000	466,175
4.75%, 05/15/2046	495,000	479,955
5.15%, 11/15/2046 (2)	7,304,000	7,452,486
4.55%, 03/09/2049	1,445,000	1,347,316
5.30%, 08/14/2058	3,450,000	3,472,446
Bell Canada, Inc.
4.46%, 04/01/2048	8,429,000	8,577,856
Booking Holdings, Inc.
2.75%, 03/15/2023	857,000	826,732
3.55%, 03/15/2028	1,500,000	1,450,434
British Telecommunications Plc
2.35%, 02/14/2019	220,000	219,200
9.13%, 12/15/2030	721,000	1,052,708
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.00%, 01/15/2022	3,000,000	2,942,937
3.63%, 01/15/2024	1,988,000	1,954,878
3.13%, 01/15/2025	7,000,000	6,613,572
3.88%, 01/15/2027	1,850,000	1,797,584
CBS Co.
3.70%, 08/15/2024	848,000	842,353
4.00%, 01/15/2026	1,000,000	986,004
3.38%, 02/15/2028	4,022,000	3,736,450
3.70%, 06/01/2028 (2)	870,000	828,051
5.90%, 10/15/2040	67,000	76,421
4.85%, 07/01/2042	77,000	76,607
4.90%, 08/15/2044	315,000	315,643
Centel Capital Co.
9.00%, 10/15/2019	464,000	501,430
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	13,261,000	13,544,467
6.38%, 10/23/2035	1,461,000	1,630,073
5.38%, 05/01/2047	6,369,000	6,150,520
6.83%, 10/23/2055	1,745,000	2,014,489
Cisco Systems, Inc.
3.00%, 06/15/2022	889,000	886,329
3.63%, 03/04/2024	550,000	560,442
2.95%, 02/28/2026	467,000	450,413
5.90%, 02/15/2039	515,000	671,987
5.50%, 01/15/2040	481,000	602,526
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	542,000	683,195
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	232,139
Comcast Corp.
3.15%, 02/15/2028	1,500,000	1,431,263
3.55%, 05/01/2028	886,000	871,430
4.25%, 01/15/2033	3,095,000	3,203,648
4.20%, 08/15/2034	555,000	559,743
6.50%, 11/15/2035	2,370,000	3,022,303
3.90%, 03/01/2038	5,462,000	5,302,039
3.97%, 11/01/2047	154,000	145,742
4.00%, 11/01/2049	638,000	597,153
4.05%, 11/01/2052	300,000	282,385
Cox Communications, Inc.
3.25%, 12/15/2022 (2)	348,000	341,525
3.85%, 02/01/2025 (2)	1,250,000	1,250,685
3.35%, 09/15/2026 (2)	1,119,000	1,064,762
4.80%, 02/01/2035 (2)	7,150,000	7,007,521
8.38%, 03/01/2039 (2)	1,500,000	2,055,270
4.60%, 08/15/2047 (2)	2,393,000	2,285,638
Cox Enterprises, Inc.
7.38%, 07/15/2027 (2)	273,000	326,212
Crown Castle Towers LLC
3.22%, 05/15/2022 (2)	589,000	584,211
Deutsche Telekom International Finance BV
6.00%, 07/08/2019	209,000	217,219
2.23%, 01/17/2020 (2)	4,602,000	4,539,582
3.60%, 01/19/2027 (2)	999,000	980,061
8.75%, 06/15/2030	49,000	69,236
4.88%, 03/06/2042 (2)	240,000	259,558
Discovery Communications LLC
4.38%, 06/15/2021	752,000	773,124
3.95%, 03/20/2028	631,000	605,259
5.00%, 09/20/2037	540,000	537,441
6.35%, 06/01/2040	1,161,000	1,311,644
5.20%, 09/20/2047	1,875,000	1,867,888
eBay, Inc.
2.60%, 07/15/2022	2,356,000	2,278,535
3.45%, 08/01/2024	669,000	659,630
4.00%, 07/15/2042	213,000	188,830
Grupo Televisa SAB
5.00%, 05/13/2045	860,000	806,797
6.13%, 01/31/2046	382,000	417,482
GTP Acquisition Partners I LLC
2.35%, 06/15/2020 (2)	271,000	267,887
3.48%, 06/16/2025 (2)	314,000	312,713
NBCUniversal Media LLC
4.38%, 04/01/2021	700,000	727,129
5.95%, 04/01/2041	527,000	644,784
4.45%, 01/15/2043	1,765,000	1,783,111
Orange SA
2.75%, 02/06/2019	3,000,000	2,998,895
Qwest Co.
6.75%, 12/01/2021	3,866,000	4,143,850
Rogers Communications, Inc.
3.63%, 12/15/2025	4,350,000	4,332,160
8.75%, 05/01/2032	258,000	351,986
SK Telecom Co. Ltd.
6.63%, 07/20/2027 (2)	361,000	436,186
Sky Plc
3.75%, 09/16/2024 (2)	287,000	291,485
Sprint Capital Co.
6.90%, 05/01/2019	301,000	310,030
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%, 03/20/2023 (2)	2,569,000	2,552,944
TCI Communications, Inc.
7.13%, 02/15/2028	138,000	172,008
Telecom Italia Capital SA
7.00%, 06/04/2018	5,000,000	5,031,250
7.18%, 06/18/2019	215,000	224,638
7.20%, 07/18/2036	1,644,000	1,927,590
Telefonica Emisiones SAU
3.19%, 04/27/2018	221,000	221,089
5.13%, 04/27/2020	500,000	519,294
5.46%, 02/16/2021	233,000	247,954
4.10%, 03/08/2027	5,844,000	5,834,221
4.67%, 03/06/2038	1,175,000	1,186,823
5.21%, 03/08/2047	1,044,000	1,107,658
4.90%, 03/06/2048	1,575,000	1,601,025
Tencent Holdings Ltd.
2.88%, 02/11/2020 (2)	3,291,000	3,284,509
2.99%, 01/19/2023 (2)	4,844,000	4,719,083
3.60%, 01/19/2028 (2)	6,391,000	6,116,859
Thomson Reuters Co.
4.70%, 10/15/2019	222,000	227,819
3.95%, 09/30/2021	934,000	945,773
3.85%, 09/29/2024	342,000	342,266
4.50%, 05/23/2043	312,000	303,481
Time Warner Cable LLC
6.75%, 07/01/2018	5,490,000	5,541,654
8.75%, 02/14/2019	184,000	192,665
4.13%, 02/15/2021	222,000	224,369
6.55%, 05/01/2037	375,000	421,085
7.30%, 07/01/2038	1,023,000	1,223,292
6.75%, 06/15/2039	539,000	612,821
5.88%, 11/15/2040	475,000	495,417
5.50%, 09/01/2041	6,815,000	6,761,122
Time Warner Entertainment Co. LP
8.38%, 07/15/2033	879,000	1,142,946
Time Warner, Inc.
4.75%, 03/29/2021	585,000	610,808
3.55%, 06/01/2024	2,300,000	2,262,070
3.60%, 07/15/2025	2,670,000	2,596,686
2.95%, 07/15/2026	2,000,000	1,830,531
3.80%, 02/15/2027	2,850,000	2,753,676
5.38%, 10/15/2041	181,000	194,256
4.65%, 06/01/2044	2,145,000	2,059,167
Verizon Communications, Inc.
3.45%, 03/15/2021	535,000	540,290
5.15%, 09/15/2023	8,130,000	8,768,154
4.13%, 03/16/2027	4,800,000	4,858,823
4.50%, 08/10/2033	7,079,000	7,159,309
4.40%, 11/01/2034	6,843,000	6,749,441
4.27%, 01/15/2036	8,521,000	8,145,803
5.25%, 03/16/2037	4,510,000	4,855,601
4.81%, 03/15/2039	13,093,000	13,374,006
5.01%, 08/21/2054	448,000	444,827
4.67%, 03/15/2055	895,000	850,612
Viacom, Inc.
3.88%, 04/01/2024	630,000	627,106
6.88%, 04/30/2036	750,000	890,519
4.38%, 03/15/2043	1,370,000	1,225,709
Vodafone Group Plc
2.95%, 02/19/2023	78,000	75,791
Walt Disney Co.
3.00%, 02/13/2026	1,000,000	977,085
1.85%, 07/30/2026	259,000	230,556
2.95%, 06/15/2027	700,000	673,938
3.00%, 07/30/2046	160,000	136,414
		354,233,240
Consumer, Cyclical - 2.13%
Advance Auto Parts, Inc.
4.50%, 12/01/2023	673,000	696,337
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 11/15/2026 (2)	1,839,363	1,855,182
Air Canada 2015-1 Class A Pass Through Trust
3.60%, 03/15/2027 (2)	799,083	785,099
Air Canada 2017-1 Class A Pass Through Trust
3.55%, 07/15/2031 (2)	1,253,000	1,235,728
Air Canada 2017-1 Class AA Pass Through Trust
3.30%, 01/15/2030 (2)	1,686,000	1,638,807
Alimentation Couche-Tard, Inc.
2.70%, 07/26/2022 (2)	7,450,000	7,220,598
American Airlines 2011-1 Class A Pass Through Trust
5.25%, 01/31/2021	81,363	84,284
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 01/15/2027	1,162,849	1,165,291
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 01/15/2023	3,589,931	3,733,528
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 04/01/2028	415,350	410,159
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 11/01/2028	2,631,572	2,569,072
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 12/15/2029	231,312	226,818
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/2028	1,440,960	1,376,837
American Airlines 2016-3 Class AA Pass Through Trust
3.00%, 10/15/2028	2,711,013	2,559,034
American Airlines 2017-1 Class AA Pass Through Trust
3.65%, 02/15/2029	2,236,247	2,216,680
American Honda Finance Corp.
2.13%, 10/10/2018	352,000	350,780
2.25%, 08/15/2019	739,000	734,960
2.90%, 02/16/2024	300,000	293,537
2.30%, 09/09/2026	185,000	170,641
Arrow Electronics, Inc.
4.50%, 03/01/2023	183,000	188,301
AutoZone, Inc.
3.75%, 06/01/2027	550,000	538,387
BMW US Capital LLC
2.25%, 09/15/2023 (2)	894,000	845,833
British Airways 2018-1 Class A Pass Through Trust
4.13%, 09/20/2031 (2)	1,719,000	1,727,595
British Airways 2018-1 Class AA Pass Through Trust
3.80%, 09/20/2031 (2)	1,288,000	1,301,653
CK Hutchison International 16 Ltd.
1.88%, 10/03/2021 (2)	402,000	384,296
2.75%, 10/03/2026 (2)	600,000	554,927
Continental Airlines 1999-2 Class A-1 Pass Through Trust
7.26%, 03/15/2020	15,591	16,059
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 10/19/2023	5,427,318	5,808,370
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 10/11/2025	311,406	314,769
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 04/29/2026	4,999,118	5,086,603
CVS Health Corp.
3.35%, 03/09/2021	3,624,000	3,643,093
3.50%, 07/20/2022	3,000,000	2,992,641
3.70%, 03/09/2023	10,176,000	10,207,259
4.00%, 12/05/2023	6,401,000	6,482,510
4.10%, 03/25/2025	5,696,000	5,731,421
4.30%, 03/25/2028	1,693,000	1,703,454
4.88%, 07/20/2035	500,000	518,159
4.70%, 12/09/2035	591,000	630,493
6.30%, 10/15/2037	679,000	870,332
4.78%, 03/25/2038	6,250,000	6,324,079
5.30%, 12/05/2043	3,260,000	3,519,849
5.13%, 07/20/2045	5,960,000	6,353,897
5.05%, 03/25/2048	5,621,000	5,900,131
CVS Pass-Through Trust
5.77%, 01/10/2033 (2)	846,311	903,868
5.93%, 01/10/2034 (2)	623,048	684,235
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036 (2)	2,816,119	2,678,692
Daimler Finance North America LLC
2.38%, 08/01/2018 (2)	195,000	194,891
2.00%, 08/03/2018 (2)	300,000	299,533
2.25%, 07/31/2019 (2)	3,250,000	3,222,857
2.25%, 03/02/2020 (2)	3,575,000	3,518,494
2.88%, 03/10/2021 (2)	700,000	692,675
3.35%, 02/22/2023 (2)	5,989,000	5,965,928
3.30%, 05/19/2025 (2)	1,490,000	1,465,516
3.45%, 01/06/2027 (2)	1,750,000	1,723,484
8.50%, 01/18/2031	155,000	225,463
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022	3,151,701	3,481,369
Delta Air Lines 2010-2 Class A Pass Through Trust
4.95%, 05/23/2019	173,261	175,462
Delta Air Lines 2011-1 Class A Pass Through Trust
5.30%, 04/15/2019	69,879	71,165
Delta Air Lines 2012-1 Class A Pass Through Trust
4.75%, 05/07/2020	223,071	227,599
Delta Air Lines, Inc.
2.88%, 03/13/2020	8,200,000	8,145,650
Dollar General Corp.
4.13%, 05/01/2028	835,000	841,876
Ford Motor Co.
7.45%, 07/16/2031	5,411,000	6,545,366
4.75%, 01/15/2043	7,640,000	6,956,316
5.29%, 12/08/2046	1,900,000	1,855,015
Ford Motor Credit Co. LLC
2.24%, 06/15/2018	942,000	940,851
2.55%, 10/05/2018	1,500,000	1,498,862
2.38%, 03/12/2019	819,000	814,520
2.60%, 11/04/2019	1,000,000	991,936
3.16%, 08/04/2020	1,000,000	994,593
2.34%, 11/02/2020	10,563,000	10,284,318
3.34%, 03/18/2021	800,000	794,985
3.47%, 04/05/2021	200,000	199,692
3.34%, 03/28/2022	6,514,000	6,406,349
4.25%, 09/20/2022	3,800,000	3,856,653
3.81%, 01/09/2024	1,122,000	1,099,575
4.13%, 08/04/2025	265,000	260,418
3.82%, 11/02/2027	1,900,000	1,784,932
General Motors Co.
4.00%, 04/01/2025	8,070,000	7,973,608
6.60%, 04/01/2036	2,921,000	3,343,906
5.15%, 04/01/2038	3,785,000	3,768,014
General Motors Financial Co., Inc.
2.65%, 04/13/2020	1,300,000	1,284,105
2.45%, 11/06/2020	5,032,000	4,919,408
4.38%, 09/25/2021	5,000,000	5,139,094
3.45%, 01/14/2022	6,500,000	6,475,813
3.45%, 04/10/2022	6,502,000	6,446,965
3.70%, 05/09/2023	5,249,000	5,209,039
3.95%, 04/13/2024	2,250,000	2,229,985
3.50%, 11/07/2024	1,230,000	1,186,942
4.00%, 01/15/2025	1,140,000	1,123,379
4.30%, 07/13/2025	580,000	580,519
4.00%, 10/06/2026	1,190,000	1,154,158
4.35%, 01/17/2027	979,000	971,846
Hasbro, Inc.
3.50%, 09/15/2027	933,000	873,305
Home Depot, Inc.
2.63%, 06/01/2022	494,000	486,471
3.00%, 04/01/2026	148,000	143,773
2.13%, 09/15/2026	298,000	269,451
2.80%, 09/14/2027	600,000	567,359
5.88%, 12/16/2036	5,490,000	7,045,566
4.20%, 04/01/2043	655,000	676,170
4.40%, 03/15/2045	268,000	286,803
3.50%, 09/15/2056	214,000	190,670
Hyundai Capital America
2.40%, 10/30/2018 (2)	2,717,000	2,709,151
2.00%, 07/01/2019 (2)	301,000	296,756
2.75%, 09/18/2020 (2)	4,000,000	3,939,037
3.45%, 03/12/2021 (2)	4,170,000	4,170,150
3.10%, 04/05/2022 (2)	2,500,000	2,453,920
Hyundai Capital Services, Inc.
3.00%, 03/06/2022 (2)	3,725,000	3,635,247
Lowe's Cos, Inc.
3.38%, 09/15/2025	477,000	472,966
4.65%, 04/15/2042	449,000	482,118
Magna International, Inc.
3.63%, 06/15/2024	1,658,000	1,674,562
Marriott International, Inc./MD
3.00%, 03/01/2019	7,250,000	7,257,679
McDonald's Corp.
3.35%, 04/01/2023	465,000	467,413
4.60%, 05/26/2045	2,428,000	2,545,149
4.45%, 03/01/2047	360,000	371,677
Newell Brands, Inc.
4.20%, 04/01/2026	1,000,000	990,558
5.38%, 04/01/2036	800,000	833,238
Newell Rubbermaid, Inc.
5.50%, 04/01/2046	5,720,000	6,035,394
Nissan Motor Acceptance Co.
2.65%, 09/26/2018 (2)	500,000	500,170
1.90%, 09/14/2021 (2)	314,000	299,993
2.60%, 09/28/2022 (2)	900,000	872,192
Nordstrom, Inc.
4.00%, 10/15/2021	398,000	405,911
O'Reilly Automotive, Inc.
3.55%, 03/15/2026	500,000	488,709
3.60%, 09/01/2027	802,000	776,563
Spirit Airlines Pass Through Trust 2017-1AA
3.38%, 02/15/2030	980,000	952,955
Starbucks Co.
4.30%, 06/15/2045	604,000	630,040
Target Co.
3.50%, 07/01/2024	355,000	360,326
Toyota Motor Credit Co.
1.55%, 10/18/2019	2,859,000	2,807,246
2.80%, 07/13/2022	640,000	633,745
2.70%, 01/11/2023	600,000	588,487
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 08/15/2025	661,924	682,173
United Airlines 2016-1 Class A Pass Through Trust
3.45%, 07/07/2028	858,732	839,004
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/2028	6,805,563	6,554,288
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 07/07/2027	492,000	481,956
United Airlines 2016-2 Class AA Pass Through Trust
2.88%, 10/07/2028	1,800,000	1,694,430
United Airlines 2018-1 Class A Pass Through Trust
3.70%, 03/01/2030	1,355,000	1,342,590
United Airlines 2018-1 Class AA Pass Through Trust
3.50%, 03/01/2030	2,528,000	2,497,357
Walgreen Corp.
4.40%, 09/15/2042	400,000	373,670
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	3,681,000	3,664,094
3.80%, 11/18/2024	670,000	659,548
4.50%, 11/18/2034	6,402,000	6,325,446
Walmart, Inc.
3.30%, 04/22/2024	3,820,000	3,839,840
3.63%, 12/15/2047	1,250,000	1,220,577
WW Grainger, Inc.
4.60%, 06/15/2045	973,000	1,027,704
		321,970,999
Consumer, Non-cyclical - 3.83%
Abbott Laboratories
2.90%, 11/30/2021	14,384,000	14,246,424
3.88%, 09/15/2025	748,000	755,149
4.75%, 11/30/2036	12,981,000	13,962,452
AbbVie, Inc.
2.00%, 11/06/2018	866,000	862,632
2.50%, 05/14/2020	4,438,000	4,380,038
2.90%, 11/06/2022	15,476,000	15,112,322
3.20%, 11/06/2022	400,000	394,739
2.85%, 05/14/2023	5,474,000	5,299,401
3.60%, 05/14/2025	13,071,000	12,874,780
4.50%, 05/14/2035	4,194,000	4,289,942
4.30%, 05/14/2036	450,000	449,445
Aetna, Inc.
2.80%, 06/15/2023	419,000	402,447
6.75%, 12/15/2037	341,000	439,450
4.50%, 05/15/2042	205,000	203,720
4.75%, 03/15/2044	1,800,000	1,851,612
Ahold Finance USA LLC
6.88%, 05/01/2029	3,280,000	3,905,272
Allergan Funding SCS
3.45%, 03/15/2022	1,238,000	1,227,071
3.85%, 06/15/2024	1,198,000	1,184,202
3.80%, 03/15/2025	4,115,000	4,042,021
4.55%, 03/15/2035	6,389,000	6,246,634
4.75%, 03/15/2045	905,000	885,302
Allergan Sales LLC
5.00%, 12/15/2021 (2)	3,500,000	3,652,774
Allergan, Inc./U.S.
3.38%, 09/15/2020	539,000	539,247
2.80%, 03/15/2023	971,000	922,768
AmerisourceBergen Corp.
4.30%, 12/15/2047	1,080,000	1,018,454
Amgen, Inc.
5.70%, 02/01/2019	204,000	208,934
2.70%, 05/01/2022	5,600,000	5,469,468
3.63%, 05/15/2022	845,000	854,233
3.13%, 05/01/2025	525,000	506,524
4.95%, 10/01/2041	464,000	503,585
4.66%, 06/15/2051	7,544,000	7,792,816
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/2019	132,000	131,609
2.63%, 01/17/2023	160,000	155,615
3.30%, 02/01/2023	5,742,000	5,743,266
3.65%, 02/01/2026	7,200,000	7,152,884
4.70%, 02/01/2036	8,482,000	8,962,619
4.00%, 01/17/2043	810,000	766,550
4.90%, 02/01/2046	4,112,000	4,427,245
Anheuser-Busch InBev Worldwide, Inc.
2.20%, 08/01/2018	5,080,000	5,075,859
4.00%, 04/13/2028	1,240,000	1,254,531
4.38%, 04/15/2038	2,240,000	2,282,078
4.95%, 01/15/2042	2,735,000	2,961,550
4.60%, 04/15/2048	6,724,000	6,942,869
4.44%, 10/06/2048	139,000	139,773
4.75%, 04/15/2058	1,345,000	1,374,822
Anthem, Inc.
2.30%, 07/15/2018	289,000	288,752
3.13%, 05/15/2022	484,000	477,438
3.30%, 01/15/2023	271,000	267,946
3.50%, 08/15/2024	694,000	680,242
4.10%, 03/01/2028	920,000	922,560
4.63%, 05/15/2042	400,000	404,602
4.65%, 01/15/2043	391,000	393,200
5.10%, 01/15/2044	1,881,000	2,026,307
4.65%, 08/15/2044	395,000	398,772
4.38%, 12/01/2047	4,500,000	4,409,314
BAT Capital Corp.
3.22%, 08/15/2024 (2)	7,145,000	6,885,655
3.56%, 08/15/2027 (2)	9,492,000	9,077,605
4.39%, 08/15/2037 (2)	3,107,000	3,082,694
Baxalta, Inc.
3.60%, 06/23/2022	367,000	365,762
5.25%, 06/23/2045	167,000	183,101
Bayer US Finance LLC
3.38%, 10/08/2024 (2)	471,000	462,975
Baylor Scott & White Holdings
4.19%, 11/15/2045	1,800,000	1,877,284
3.97%, 11/15/2046	3,700,000	3,690,383
Becton Dickinson and Co.
3.73%, 12/15/2024	1,972,000	1,938,081
Biogen, Inc.
3.63%, 09/15/2022	673,000	679,167
5.20%, 09/15/2045	366,000	399,001
Brown-Forman Co.
4.50%, 07/15/2045	375,000	406,904
Bunge Ltd. Finance Corp.
8.50%, 06/15/2019	7,456,000	7,921,484
3.50%, 11/24/2020	283,000	283,927
3.25%, 08/15/2026	284,000	266,839
3.75%, 09/25/2027	1,059,000	1,022,759
Campbell Soup Co.
3.65%, 03/15/2023	13,640,000	13,663,145
3.95%, 03/15/2025	1,360,000	1,352,856
4.80%, 03/15/2048	3,504,000	3,496,963
Cardinal Health, Inc.
3.75%, 09/15/2025	412,000	407,953
3.41%, 06/15/2027	800,000	752,956
4.90%, 09/15/2045	315,000	321,817
Cargill, Inc.
3.30%, 03/01/2022 (2)	800,000	805,064
3.25%, 03/01/2023 (2)	345,000	345,494
Celgene Corp.
3.25%, 08/15/2022	1,220,000	1,201,308
3.25%, 02/20/2023	4,000,000	3,923,069
4.00%, 08/15/2023	298,000	302,830
3.63%, 05/15/2024	686,000	677,022
3.90%, 02/20/2028	3,678,000	3,601,616
5.70%, 10/15/2040	302,000	344,806
4.35%, 11/15/2047	7,167,000	6,778,565
Cigna Co.
3.25%, 04/15/2025	970,000	925,102
Coca-Cola Femsa SAB de CV
2.38%, 11/26/2018	3,906,000	3,901,359
3.88%, 11/26/2023	550,000	562,098
Conagra Brands, Inc.
4.95%, 08/15/2020	40,000	41,526
9.75%, 03/01/2021	1,750,000	2,061,808
7.00%, 10/01/2028	3,250,000	3,910,798
Constellation Brands, Inc.
2.65%, 11/07/2022	5,048,000	4,876,425
4.25%, 05/01/2023	200,000	204,796
Danaher Co.
2.40%, 09/15/2020	280,000	277,544
Danone SA
2.59%, 11/02/2023 (2)	1,600,000	1,515,426
Diageo Investment Co.
8.00%, 09/15/2022	516,000	614,277
DP World Ltd.
6.85%, 07/02/2037 (2)	1,543,000	1,873,665
Dr Pepper Snapple Group, Inc.
3.43%, 06/15/2027 (2)	350,000	334,980
4.42%, 12/15/2046	9,350,000	8,768,277
Ecolab, Inc.
2.25%, 01/12/2020	233,000	230,395
3.25%, 01/14/2023	452,000	452,129
3.25%, 12/01/2027 (2)	646,000	622,410
5.50%, 12/08/2041	14,000	16,629
3.95%, 12/01/2047 (2)	114,000	110,626
ERAC USA Finance LLC
2.80%, 11/01/2018 (2)	4,875,000	4,875,163
4.50%, 08/16/2021 (2)	400,000	414,576
6.70%, 06/01/2034 (2)	508,000	626,315
5.63%, 03/15/2042 (2)	357,000	404,952
4.50%, 02/15/2045 (2)	300,000	296,009
Express Scripts Holding Co.
4.75%, 11/15/2021	4,000,000	4,161,508
3.05%, 11/30/2022	9,105,000	8,900,806
3.00%, 07/15/2023	178,000	170,526
3.50%, 06/15/2024	897,000	875,500
4.50%, 02/25/2026	755,000	767,050
4.80%, 07/15/2046	218,000	220,921
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/2043	526,000	533,535
Gilead Sciences, Inc.
2.50%, 09/01/2023	250,000	240,870
3.70%, 04/01/2024	4,637,000	4,655,602
3.50%, 02/01/2025	385,000	383,768
3.65%, 03/01/2026	374,000	375,116
4.60%, 09/01/2035	4,558,000	4,875,194
4.00%, 09/01/2036	313,000	311,218
5.65%, 12/01/2041	1,020,000	1,209,648
4.75%, 03/01/2046	4,626,000	4,975,350
4.15%, 03/01/2047	600,000	586,426
GlaxoSmithKline Capital, Inc.
2.85%, 05/08/2022	320,000	317,687
6.38%, 05/15/2038	217,000	285,247
Grupo Bimbo SAB de CV
3.88%, 06/27/2024 (2)	5,000,000	5,022,457
4.70%, 11/10/2047 (2)	4,500,000	4,338,945
JM Smucker Co./The
3.00%, 03/15/2022	4,750,000	4,714,662
Johnson & Johnson
2.63%, 01/15/2025	1,772,000	1,709,097
4.38%, 12/05/2033	1,225,000	1,340,997
3.40%, 01/15/2038	11,877,000	11,402,245
4.50%, 12/05/2043	2,780,000	3,095,539
Kellogg Co.
3.25%, 05/21/2018	234,000	234,189
3.40%, 11/15/2027	1,200,000	1,147,140
Kimberly-Clark Co.
2.40%, 03/01/2022	140,000	136,586
Kraft Foods Group, Inc.
6.13%, 08/23/2018	531,000	538,337
5.38%, 02/10/2020	138,000	143,632
3.50%, 06/06/2022	388,000	387,529
6.88%, 01/26/2039	1,645,000	2,028,093
6.50%, 02/09/2040	310,000	370,665
5.00%, 06/04/2042	505,000	506,022
Kraft Heinz Foods Co.
2.00%, 07/02/2018	2,771,000	2,768,227
2.80%, 07/02/2020	3,775,000	3,748,370
3.95%, 07/15/2025	1,858,000	1,848,819
3.00%, 06/01/2026	3,625,000	3,343,932
5.00%, 07/15/2035	2,785,000	2,884,686
4.38%, 06/01/2046	5,510,000	5,020,219
Kroger Co.
6.15%, 01/15/2020	206,000	217,286
4.00%, 02/01/2024	63,000	64,182
7.50%, 04/01/2031	1,417,000	1,799,983
6.90%, 04/15/2038	1,434,000	1,770,925
5.40%, 07/15/2040	95,000	100,914
4.45%, 02/01/2047	1,010,000	953,237
4.65%, 01/15/2048	5,860,000	5,692,215
Laboratory Co. of America Holdings
4.63%, 11/15/2020	6,630,000	6,863,451
3.20%, 02/01/2022	1,127,000	1,121,254
Magellan Health, Inc.
4.40%, 09/22/2024	1,917,000	1,904,296
Massachusetts Institute of Technology
4.68%, 07/01/2114	1,645,000	1,831,534
McCormick & Co., Inc.
3.15%, 08/15/2024	299,000	290,026
3.40%, 08/15/2027	594,000	568,099
McKesson Corp.
3.95%, 02/16/2028	383,000	378,009
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	891,000	913,915
Medtronic Global Holdings SCA
3.35%, 04/01/2027	2,092,000	2,063,175
Medtronic, Inc.
3.13%, 03/15/2022	419,000	419,217
3.15%, 03/15/2022	396,000	396,547
3.50%, 03/15/2025	17,500,000	17,483,377
4.38%, 03/15/2035	924,000	979,066
Merck & Co., Inc.
2.40%, 09/15/2022	211,000	205,941
2.80%, 05/18/2023	526,000	518,223
3.70%, 02/10/2045	70,000	68,166
Mount Sinai Hospitals Group, Inc.
3.98%, 07/01/2048	999,000	979,673
Mylan NV
3.00%, 12/15/2018	3,115,000	3,114,940
2.50%, 06/07/2019	4,895,000	4,856,625
3.15%, 06/15/2021	4,415,000	4,356,129
3.95%, 06/15/2026	1,992,000	1,930,912
Mylan, Inc.
2.55%, 03/28/2019	600,000	597,128
3.13%, 01/15/2023 (2)	5,504,000	5,324,179
4.55%, 04/15/2028	1,270,000	1,267,746
5.40%, 11/29/2043	100,000	102,843
New York and Presbyterian Hospital
4.02%, 08/01/2045	125,000	127,445
4.76%, 08/01/2116	1,838,000	1,892,880
Novartis Capital Co.
2.40%, 05/17/2022	6,440,000	6,287,131
3.40%, 05/06/2024	922,000	929,714
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605,000	2,606,392
PepsiCo, Inc.
3.00%, 08/25/2021	258,000	259,299
3.10%, 07/17/2022	593,000	596,092
4.88%, 11/01/2040	82,000	94,237
4.60%, 07/17/2045	196,000	212,305
3.45%, 10/06/2046	700,000	642,157
Pfizer, Inc.
5.80%, 08/12/2023	4,000,000	4,522,733
3.00%, 12/15/2026	1,125,000	1,088,787
Philip Morris International, Inc.
2.50%, 11/02/2022	1,300,000	1,255,338
President & Fellows of Harvard College
3.30%, 07/15/2056	5,599,000	5,181,651
Procter & Gamble - Esop
9.36%, 01/01/2021	98,043	106,871
Procter & Gamble Co.
2.85%, 08/11/2027	1,200,000	1,150,398
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200,000	1,132,118
Quest Diagnostics, Inc.
3.50%, 03/30/2025	4,820,000	4,783,764
3.45%, 06/01/2026	223,000	216,175
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/2022 (2)	1,200,000	1,151,695
3.00%, 06/26/2027 (2)	3,285,000	3,089,663
Reynolds American, Inc.
2.30%, 06/12/2018	8,841,000	8,836,507
4.45%, 06/12/2025	5,000,000	5,140,680
5.70%, 08/15/2035	1,100,000	1,249,977
Roche Holdings, Inc.
3.35%, 09/30/2024 (2)	780,000	783,246
RR Donnelley & Sons Corp.
7.63%, 06/15/2020	107,000	112,585
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	13,135,000	12,679,518
2.88%, 09/23/2023	668,000	637,482
Smithfield Foods, Inc.
3.35%, 02/01/2022 (2)	10,000,000	9,789,187
Stryker Corp.
3.50%, 03/15/2026	213,000	212,255
3.65%, 03/07/2028	780,000	781,932
Sysco Corp.
3.55%, 03/15/2025	345,000	343,678
3.75%, 10/01/2025	277,000	278,711
3.25%, 07/15/2027	1,350,000	1,289,845
4.45%, 03/15/2048	4,434,000	4,409,276
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/2023	735,000	622,524
Texas Health Resources
4.33%, 11/15/2055	1,000,000	1,046,696
Thermo Fisher Scientific, Inc.
3.00%, 04/15/2023	227,000	221,507
2.95%, 09/19/2026	476,000	444,070
Tyson Foods, Inc.
4.50%, 06/15/2022	2,485,000	2,574,438
3.95%, 08/15/2024	1,451,000	1,459,365
4.88%, 08/15/2034	400,000	423,268
Unilever Capital Corp.
3.38%, 03/22/2025	800,000	798,743
UnitedHealth Group, Inc.
1.63%, 03/15/2019	291,000	288,177
3.38%, 11/15/2021	685,000	691,009
2.75%, 02/15/2023	520,000	508,190
2.88%, 03/15/2023	310,000	304,794
3.10%, 03/15/2026	550,000	532,453
4.63%, 07/15/2035	427,000	466,378
5.80%, 03/15/2036	500,000	612,127
6.63%, 11/15/2037	562,000	750,529
4.38%, 03/15/2042	5,170,000	5,393,566
Verisk Analytics, Inc.
4.00%, 06/15/2025	7,000,000	7,041,071
Wesleyan University
4.78%, 07/01/2116	2,784,000	2,821,879
Western Union Co.
3.60%, 03/15/2022	1,300,000	1,298,732
6.20%, 06/21/2040	300,000	312,954
Wm Wrigley Jr Co.
2.90%, 10/21/2019 (2)	4,960,000	4,962,093
Wyeth LLC
6.45%, 02/01/2024	82,000	95,444
Zimmer Biomet Holdings, Inc.
3.38%, 11/30/2021	3,650,000	3,629,946
3.70%, 03/19/2023	407,000	407,662
3.55%, 04/01/2025	6,000,000	5,818,918
Zoetis, Inc.
3.45%, 11/13/2020	150,000	151,030
3.00%, 09/12/2027	4,685,000	4,386,750
		578,206,241
Diversified - 0.08%
CK Hutchison International 17 II Ltd.
2.25%, 09/29/2020 (2)	3,664,000	3,584,166
2.75%, 03/29/2023 (2)	500,000	481,956
CK Hutchison International 17 Ltd.
2.88%, 04/05/2022 (2)	800,000	784,232
Hutchison Whampoa International 09 Ltd.
7.63%, 04/09/2019 (2)	612,000	641,025
Hutchison Whampoa International 09/19 Ltd.
5.75%, 09/11/2019 (2)	6,175,000	6,422,803
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/2022 (2)	450,000	446,086
		12,360,268
Energy - 3.13%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047 (2)	1,515,000	1,471,822
Alberta Energy Co. Ltd.
7.38%, 11/01/2031	274,000	342,131
Anadarko Finance Co.
7.50%, 05/01/2031	206,000	262,973
Anadarko Holding Co.
7.15%, 05/15/2028	170,000	197,571
Anadarko Petroleum Co.
8.70%, 03/15/2019	664,000	698,576
6.95%, 06/15/2019	11,711,000	12,247,169
6.45%, 09/15/2036	7,661,000	9,170,799
0.00%, 10/10/2036	4,000,000	1,687,288
Andeavor
4.50%, 04/01/2048	3,000,000	2,796,548
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
4.25%, 12/01/2027	669,000	651,748
ANR Pipeline Corp.
9.63%, 11/01/2021	337,000	415,367
Apache Co.
6.90%, 09/15/2018	258,000	262,890
3.25%, 04/15/2022	99,000	97,918
5.10%, 09/01/2040	600,000	613,255
4.75%, 04/15/2043	416,000	412,644
APT Pipelines Ltd.
4.25%, 07/15/2027 (2)	1,098,000	1,097,000
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/2027	4,320,000	4,128,045
Baker Hughes, Inc.
5.13%, 09/15/2040	600,000	663,856
Boardwalk Pipelines LP
4.95%, 12/15/2024	1,057,000	1,085,383
5.95%, 06/01/2026	254,000	272,050
4.45%, 07/15/2027	200,000	194,316
BP Capital Markets Plc
2.24%, 05/10/2019	400,000	398,167
1.77%, 09/19/2019	4,846,000	4,784,080
3.25%, 05/06/2022	262,000	262,416
3.81%, 02/10/2024	1,615,000	1,646,983
3.22%, 04/14/2024	2,262,000	2,231,279
3.54%, 11/04/2024	700,000	701,786
3.51%, 03/17/2025	45,000	44,898
3.02%, 01/16/2027	402,000	383,363
3.59%, 04/14/2027	650,000	648,289
3.28%, 09/19/2027	1,101,000	1,069,390
Buckeye Partners LP
2.65%, 11/15/2018	2,900,000	2,892,754
4.88%, 02/01/2021	704,000	724,146
4.35%, 10/15/2024	738,000	735,251
3.95%, 12/01/2026	158,000	149,074
5.85%, 11/15/2043	591,000	603,863
Cameron International Co.
3.60%, 04/30/2022	5,900,000	5,897,495
Canadian Natural Resources Ltd.
7.20%, 01/15/2032	41,000	51,535
6.45%, 06/30/2033	1,153,000	1,377,347
5.85%, 02/01/2035	200,000	227,643
6.50%, 02/15/2037	118,000	144,782
6.75%, 02/01/2039	206,000	258,380
Cenovus Energy, Inc.
5.25%, 06/15/2037	4,605,000	4,604,762
6.75%, 11/15/2039	1,168,000	1,343,811
4.45%, 09/15/2042	310,000	276,230
5.40%, 06/15/2047	4,540,000	4,562,330
Chevron Co.
2.36%, 12/05/2022	315,000	305,589
2.57%, 05/16/2023	2,000,000	1,944,286
2.90%, 03/03/2024	1,303,000	1,275,786
CNOOC Finance 2013 Ltd.
3.00%, 05/09/2023	2,200,000	2,114,508
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/2020	1,583,000	1,565,305
CNOOC Finance 2015 USA LLC
3.50%, 05/05/2025	670,000	647,161
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024	1,165,000	1,181,022
Conoco Funding Co.
7.25%, 10/15/2031	54,000	72,185
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/2036	300,000	374,850
ConocoPhillips Co.
4.95%, 03/15/2026	598,000	652,411
6.95%, 04/15/2029	400,000	508,427
5.90%, 10/15/2032	53,000	63,221
6.50%, 02/01/2039	150,000	196,456
DCP Midstream Operating LP
9.75%, 03/15/2019 (2)	4,960,000	5,232,800
Devon Energy Co.
5.60%, 07/15/2041	1,323,000	1,487,203
Ecopetrol SA
5.88%, 09/18/2023	395,000	422,650
4.13%, 01/16/2025	383,000	372,851
5.38%, 06/26/2026	537,000	559,554
Enbridge Energy Partners LP
4.38%, 10/15/2020	6,575,000	6,719,788
Enbridge, Inc.
3.70%, 07/15/2027	538,000	515,365
4.50%, 06/10/2044	500,000	483,123
6.25% (3 Month LIBOR USD + 3.641%), 03/01/2078 (1)	950,000	939,685
Encana Co.
6.50%, 05/15/2019	240,000	248,804
8.13%, 09/15/2030	400,000	521,232
7.20%, 11/01/2031	500,000	615,700
6.50%, 08/15/2034	268,000	318,697
Energy Transfer Partners LP
9.70%, 03/15/2019	107,000	113,482
3.60%, 02/01/2023	229,000	223,149
4.90%, 02/01/2024	687,000	704,984
4.05%, 03/15/2025	682,000	668,520
4.75%, 01/15/2026	497,000	502,240
6.63%, 10/15/2036	4,408,000	4,873,123
7.50%, 07/01/2038	1,500,000	1,810,282
6.05%, 06/01/2041	500,000	506,469
6.50%, 02/01/2042	1,240,000	1,337,508
Energy Transfer Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	5,000,000	5,334,695
5.00%, 10/01/2022	6,300,000	6,547,506
Eni SpA
5.70%, 10/01/2040 (2)	557,000	607,955
Eni USA, Inc.
7.30%, 11/15/2027	400,000	496,000
EnLink Midstream Partners LP
2.70%, 04/01/2019	4,608,000	4,582,467
4.15%, 06/01/2025	1,529,000	1,485,287
5.05%, 04/01/2045	378,000	350,936
Enterprise Products Operating LLC
2.80%, 02/15/2021	1,888,000	1,867,087
3.35%, 03/15/2023	1,017,000	1,013,037
3.90%, 02/15/2024	3,400,000	3,441,785
3.75%, 02/15/2025	515,000	517,036
3.70%, 02/15/2026	304,000	301,070
6.88%, 03/01/2033	1,200,000	1,509,699
6.65%, 10/15/2034	672,000	837,808
5.75%, 03/01/2035	1,075,000	1,200,866
5.95%, 02/01/2041	201,000	237,955
4.85%, 08/15/2042	4,000,000	4,199,955
4.85%, 03/15/2044	199,000	208,075
4.25%, 02/15/2048	4,726,000	4,597,704
4.95%, 10/15/2054	177,000	181,661
EOG Resources, Inc.
6.88%, 10/01/2018	186,000	189,739
4.10%, 02/01/2021	547,000	559,501
2.63%, 03/15/2023	249,000	240,047
5.10%, 01/15/2036	784,000	866,407
EQT Corp.
3.90%, 10/01/2027	805,000	770,987
EQT Midstream Partners LP
4.00%, 08/01/2024	2,000,000	1,949,016
Exxon Mobil Co.
2.73%, 03/01/2023	1,338,000	1,321,494
4.11%, 03/01/2046	716,000	754,575
Gazprom OAO Via Gaz Capital SA
6.51%, 03/07/2022 (2)	1,140,000	1,226,293
4.95%, 07/19/2022 (2)	610,000	622,200
Gulf South Pipeline Co. LP
4.00%, 06/15/2022	1,100,000	1,105,408
Halliburton Co.
3.50%, 08/01/2023	1,032,000	1,032,597
4.85%, 11/15/2035	200,000	215,097
7.45%, 09/15/2039	521,000	721,583
7.60%, 08/15/2096 (2)	258,000	335,117
Helmerich & Payne International Drilling Co.
4.65%, 03/15/2025	4,710,000	4,887,753
Hess Corp.
7.13%, 03/15/2033	1,250,000	1,498,359
6.00%, 01/15/2040	480,000	506,083
Husky Energy, Inc.
6.15%, 06/15/2019	119,000	123,273
6.80%, 09/15/2037	2,100,000	2,684,632
KazMunayGas National Co.
3.88%, 04/19/2022 (2)	1,590,000	1,583,402
Kerr-McGee Co.
6.95%, 07/01/2024	127,000	146,633
7.88%, 09/15/2031	1,191,000	1,571,472
Kinder Morgan Energy Partners LP
9.00%, 02/01/2019	454,000	475,817
5.00%, 10/01/2021	4,875,000	5,085,086
4.30%, 05/01/2024	3,700,000	3,726,617
7.30%, 08/15/2033	1,650,000	1,997,706
6.95%, 01/15/2038	242,000	292,463
6.50%, 09/01/2039	107,000	122,083
7.50%, 11/15/2040	483,000	602,591
Kinder Morgan, Inc./DE
4.30%, 03/01/2028	2,000,000	1,991,796
7.80%, 08/01/2031	4,600,000	5,852,633
5.20%, 03/01/2048	1,470,000	1,477,392
Magellan Midstream Partners LP
6.55%, 07/15/2019	206,000	214,913
4.25%, 02/01/2021	502,000	512,899
3.20%, 03/15/2025	386,000	370,020
4.20%, 12/01/2042	417,000	391,031
5.15%, 10/15/2043	441,000	479,899
4.20%, 03/15/2045	5,725,000	5,351,694
4.20%, 10/03/2047	1,050,000	1,011,415
Marathon Oil Co.
2.80%, 11/01/2022	700,000	674,555
6.60%, 10/01/2037	410,000	493,918
Marathon Petroleum Corp.
3.40%, 12/15/2020	2,544,000	2,564,105
3.63%, 09/15/2024	1,241,000	1,233,150
5.00%, 09/15/2054	3,761,000	3,648,390
MPLX LP
4.88%, 12/01/2024	3,819,000	4,002,788
4.00%, 03/15/2028	622,000	612,875
4.50%, 04/15/2038	4,474,000	4,387,306
5.20%, 03/01/2047	4,060,000	4,235,579
4.70%, 04/15/2048	1,697,000	1,661,015
Nabors Industries, Inc.
5.00%, 09/15/2020	595,000	593,512
4.63%, 09/15/2021	1,195,000	1,153,474
Nexen Energy ULC
6.40%, 05/15/2037	5,495,000	6,781,863
Noble Energy, Inc.
5.63%, 05/01/2021	355,000	361,638
6.00%, 03/01/2041	386,000	441,309
5.25%, 11/15/2043	2,675,000	2,852,326
5.05%, 11/15/2044	6,750,000	7,044,177
Occidental Petroleum Co.
2.70%, 02/15/2023	100,000	97,787
3.50%, 06/15/2025	455,000	455,630
3.40%, 04/15/2026	246,000	243,185
3.00%, 02/15/2027	333,000	319,006
4.63%, 06/15/2045	158,000	167,772
4.20%, 03/15/2048	3,483,000	3,502,249
Oleoducto Central SA
4.00%, 05/07/2021 (2)	225,000	225,844
ONEOK Partners LP
3.20%, 09/15/2018	1,815,000	1,821,779
8.63%, 03/01/2019	353,000	370,559
3.38%, 10/01/2022	151,000	148,579
5.00%, 09/15/2023	334,000	352,180
4.90%, 03/15/2025	2,500,000	2,608,368
6.65%, 10/01/2036	1,050,000	1,263,817
6.85%, 10/15/2037	1,122,000	1,368,127
6.20%, 09/15/2043	2,500,000	2,910,921
ONEOK, Inc.
4.95%, 07/13/2047	1,850,000	1,873,901
Petro-Canada
7.88%, 06/15/2026	543,000	675,789
5.95%, 05/15/2035	350,000	423,688
6.80%, 05/15/2038	423,000	559,224
Petrofac Ltd.
3.40%, 10/10/2018 (2)	5,029,000	4,984,996
Petroleos Mexicanos
8.00%, 05/03/2019	1,689,000	1,771,339
5.50%, 01/21/2021	19,248,000	20,037,168
6.38%, 02/04/2021	448,000	477,344
4.88%, 01/24/2022	3,500,000	3,587,150
5.38%, 03/13/2022	1,130,000	1,172,375
4.63%, 09/21/2023	1,292,000	1,293,305
4.88%, 01/18/2024	363,000	368,263
6.88%, 08/04/2026	5,324,000	5,828,715
6.50%, 03/13/2027	2,684,000	2,866,512
5.35%, 02/12/2028 (2)	847,000	830,060
6.63%, 06/15/2035	1,647,000	1,701,647
6.50%, 06/02/2041	2,870,000	2,848,475
6.38%, 01/23/2045	1,002,000	973,944
6.75%, 09/21/2047	5,379,000	5,442,903
6.35%, 02/12/2048 (2)	3,524,000	3,405,065
Phillips 66
4.30%, 04/01/2022	5,736,000	5,962,377
3.90%, 03/15/2028	710,000	706,920
5.88%, 05/01/2042	3,000,000	3,599,778
4.88%, 11/15/2044	70,000	74,517
Phillips 66 Partners LP
2.65%, 02/15/2020	3,650,000	3,614,824
3.61%, 02/15/2025	560,000	547,537
3.55%, 10/01/2026	190,000	180,695
4.68%, 02/15/2045	2,100,000	2,044,858
4.90%, 10/01/2046	412,000	412,897
Plains All American Pipeline LP / PAA Finance Corp.
3.65%, 06/01/2022	382,000	376,676
3.60%, 11/01/2024	1,050,000	1,000,366
4.65%, 10/15/2025	650,000	653,548
4.50%, 12/15/2026	4,114,000	4,078,102
4.70%, 06/15/2044	4,000,000	3,565,595
4.90%, 02/15/2045	3,652,000	3,352,980
Raizen Fuels Finance SA
5.30%, 01/20/2027 (2)	900,000	909,450
Reliance Holding USA, Inc.
5.40%, 02/14/2022 (2)	1,115,000	1,177,838
Rockies Express Pipeline LLC
5.63%, 04/15/2020 (2)	215,000	222,527
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026	10,000,000	10,924,005
Schlumberger Holdings Co.
3.63%, 12/21/2022 (2)	5,599,000	5,653,275
Schlumberger Investment SA
3.30%, 09/14/2021 (2)	337,000	338,783
Shell International Finance BV
4.30%, 09/22/2019	310,000	317,273
4.38%, 03/25/2020	885,000	911,720
2.13%, 05/11/2020	699,000	688,340
2.88%, 05/10/2026	2,296,000	2,211,366
4.13%, 05/11/2035	1,244,000	1,287,170
4.00%, 05/10/2046	2,467,000	2,478,097
3.75%, 09/12/2046	726,000	698,719
Sinopec Capital 2013 Ltd.
3.13%, 04/24/2023 (2)	2,226,000	2,155,113
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/2022 (2)	600,000	606,183
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/2023 (2)	475,000	487,170
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/2020 (2)	9,000,000	8,864,769
Sinopec Group Overseas Development 2016 Ltd.
3.50%, 05/03/2026 (2)	2,000,000	1,925,244
Southern Natural Gas Co. LLC
8.00%, 03/01/2032	446,000	583,284
4.80%, 03/15/2047 (2)	428,000	450,236
Spectra Energy Partners LP
2.95%, 09/25/2018	306,000	306,305
3.50%, 03/15/2025	787,000	757,636
5.95%, 09/25/2043	207,000	236,953
4.50%, 03/15/2045	3,000,000	2,906,263
Statoil ASA
1.15%, 05/15/2018	304,000	303,622
3.15%, 01/23/2022	237,000	237,408
2.45%, 01/17/2023	280,000	271,132
2.65%, 01/15/2024	663,000	639,416
3.25%, 11/10/2024	508,000	503,071
4.25%, 11/23/2041	193,000	202,273
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048,000	1,267,632
Sunoco Logistics Partners Operations LP
5.50%, 02/15/2020	410,000	424,819
4.25%, 04/01/2024	833,000	827,950
5.95%, 12/01/2025	200,000	216,366
4.95%, 01/15/2043	1,482,000	1,341,559
5.30%, 04/01/2044	200,000	185,757
5.35%, 05/15/2045	633,000	588,810
5.40%, 10/01/2047	1,500,000	1,426,734
TC PipeLines LP
4.38%, 03/13/2025	8,465,000	8,534,791
3.90%, 05/25/2027	5,457,000	5,216,414
Texas Eastern Transmission LP
2.80%, 10/15/2022 (2)	714,000	685,496
3.50%, 01/15/2028 (2)	450,000	429,354
Total Capital International SA
2.75%, 06/19/2021	900,000	891,959
2.70%, 01/25/2023	144,000	140,568
3.70%, 01/15/2024	350,000	356,615
3.75%, 04/10/2024	229,000	233,161
TransCanada PipeLines Ltd.
6.50%, 08/15/2018	196,000	198,865
7.13%, 01/15/2019	273,000	282,617
4.88%, 01/15/2026	792,000	854,165
6.20%, 10/15/2037	573,000	706,029
7.25%, 08/15/2038	217,000	294,046
Valero Energy Corp.
6.13%, 02/01/2020	3,823,000	4,034,158
7.50%, 04/15/2032	250,000	327,152
6.63%, 06/15/2037	5,000,000	6,304,875
Valero Energy Partners LP
4.50%, 03/15/2028	535,000	537,772
Western Gas Partners LP
4.65%, 07/01/2026	414,000	418,882
4.50%, 03/01/2028	238,000	238,320
5.45%, 04/01/2044	977,000	985,661
5.30%, 03/01/2048	2,680,000	2,649,881
Williams Cos, Inc./The
5.75%, 06/24/2044	2,500,000	2,643,750
Williams Partners LP
4.30%, 03/04/2024	2,500,000	2,533,184
3.90%, 01/15/2025	700,000	692,887
6.30%, 04/15/2040	1,392,000	1,592,281
5.40%, 03/04/2044	2,750,000	2,876,467
4.90%, 01/15/2045	7,000,000	6,891,061
4.85%, 03/01/2048	3,890,000	3,843,957
Woodside Finance Ltd.
3.65%, 03/05/2025 (2)	3,300,000	3,265,922
		473,340,000
Financials - 12.19%
ABN AMRO Bank NV
2.50%, 10/30/2018 (2)	1,492,000	1,491,239
2.45%, 06/04/2020 (2)	3,594,000	3,537,635
2.65%, 01/19/2021 (2)	17,016,000	16,744,459
4.75%, 07/28/2025 (2)	6,031,000	6,178,096
ACE INA Holdings, Inc.
2.88%, 11/03/2022	312,000	308,988
2.70%, 03/13/2023	300,000	292,218
3.15%, 03/15/2025	3,409,000	3,334,281
3.35%, 05/03/2026	250,000	245,742
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 05/15/2021	6,871,000	7,036,918
3.30%, 01/23/2023	701,000	681,516
3.50%, 01/15/2025	1,500,000	1,445,499
AIA Group Ltd.
2.25%, 03/11/2019 (2)	1,270,000	1,260,558
3.20%, 03/11/2025 (2)	9,545,000	9,220,356
3.90%, 04/06/2028 (2)	1,000,000	1,008,046
AIG Global Funding
1.95%, 10/18/2019 (2)	6,666,000	6,582,819
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (2)	955,000	1,254,510
Air Lease Corp.
3.88%, 04/01/2021	400,000	405,939
3.25%, 03/01/2025	710,000	676,989
3.63%, 04/01/2027	340,000	323,956
3.63%, 12/01/2027	1,000,000	947,561
Allstate Co./The
3.15%, 06/15/2023	420,000	418,089
Ally Financial, Inc.
8.00%, 12/31/2018	43,000	44,344
3.50%, 01/27/2019	1,000,000	1,001,250
American Express Corp.
3.40%, 02/27/2023	17,334,000	17,295,002
American Express Credit Corp.
1.80%, 07/31/2018	456,000	454,946
1.88%, 11/05/2018	831,000	827,561
2.13%, 03/18/2019	318,000	316,315
2.25%, 08/15/2019	250,000	248,522
2.38%, 05/26/2020	894,000	882,294
2.60%, 09/14/2020	319,000	315,352
2.25%, 05/05/2021	380,000	370,093
2.70%, 03/03/2022	1,250,000	1,222,816
American International Group, Inc.
6.40%, 12/15/2020	5,100,000	5,500,662
4.88%, 06/01/2022	3,500,000	3,690,159
4.13%, 02/15/2024	879,000	891,606
3.75%, 07/10/2025	444,000	436,959
3.90%, 04/01/2026	1,370,000	1,355,125
3.88%, 01/15/2035	376,000	350,215
4.50%, 07/16/2044	4,026,000	3,943,746
8.18% (3 Month LIBOR USD + 4.195%), 05/15/2058 (1)	107,000	142,310
American Tower Corp.
2.25%, 01/15/2022	600,000	573,599
American Tower Trust #1
3.07%, 03/15/2023 (2)	2,900,000	2,862,567
Ameriprise Financial, Inc.
7.30%, 06/28/2019	215,000	226,863
2.88%, 09/15/2026	1,015,000	959,051
AmSouth BanCorp.
6.75%, 11/01/2025	527,000	605,952
ANZ New Zealand Int'l Ltd./London
2.60%, 09/23/2019 (2)	5,787,000	5,757,055
2.85%, 08/06/2020 (2)	250,000	248,269
3.45%, 01/21/2028 (2)	500,000	485,272
Aon Plc
4.00%, 11/27/2023	5,000,000	5,138,852
3.50%, 06/14/2024	815,000	809,586
3.88%, 12/15/2025	500,000	503,875
6.25%, 09/30/2040	172,000	213,303
Arch Capital Finance LLC
5.03%, 12/15/2046	437,000	482,181
Assurant, Inc.
4.20%, 09/27/2023	1,210,000	1,216,123
Athene Global Funding
2.75%, 04/20/2020 (2)	1,407,000	1,395,067
4.00%, 01/25/2022 (2)	1,104,000	1,117,352
Athene Holding Ltd.
4.13%, 01/12/2028	1,380,000	1,323,343
Australia & New Zealand Banking Group Ltd.
1.45%, 05/15/2018	640,000	639,334
2.25%, 12/19/2019 (2)	800,000	793,128
4.88%, 01/12/2021 (2)	296,000	309,689
4.50%, 03/19/2024 (2)	9,000,000	9,152,117
4.40%, 05/19/2026 (2)	226,000	226,830
AvalonBay Communities, Inc.
2.85%, 03/15/2023	600,000	585,985
2.90%, 10/15/2026	220,000	206,102
3.20%, 01/15/2028	500,000	474,828
3.90%, 10/15/2046	214,000	201,155
4.35%, 04/15/2048	255,000	258,643
AXIS Specialty Finance Plc
2.65%, 04/01/2019	2,890,000	2,883,506
BAC Capital Trust VI
5.63%, 03/08/2035	43,000	45,707
Banco del Estado de Chile
2.67%, 01/08/2021 (2)	9,493,000	9,291,274
Banco Santander SA
3.50%, 04/11/2022	6,400,000	6,368,768
3.13%, 02/23/2023	2,200,000	2,131,319
5.18%, 11/19/2025	1,500,000	1,564,918
Bank Nederlandse Gemeenten NV
2.63%, 04/28/2021 (2)	6,350,000	6,331,750
Bank of America Corp.
6.88%, 04/25/2018	1,513,000	1,516,964
5.65%, 05/01/2018	825,000	827,077
1.95%, 05/12/2018	500,000	499,766
2.60%, 01/15/2019	142,000	142,140
2.65%, 04/01/2019	710,000	709,590
2.25%, 04/21/2020	1,901,000	1,870,495
2.63%, 10/19/2020	385,000	382,285
2.63%, 04/19/2021	6,205,000	6,111,093
2.37% (3 Month LIBOR USD + 0.660%), 07/21/2021 (1)	2,500,000	2,452,894
2.50%, 10/21/2022	931,000	894,165
3.30%, 01/11/2023	5,233,000	5,218,794
3.12% (3 Month LIBOR USD + 1.160%), 01/20/2023 (1)	951,000	941,231
2.88% (3 Month LIBOR USD + 1.021%), 04/24/2023 (1)	1,640,000	1,606,003
4.10%, 07/24/2023	217,000	223,929
3.00% (3 Month LIBOR USD + 0.790%), 12/20/2023 (1) (2)	16,487,000	16,165,983
4.13%, 01/22/2024	1,600,000	1,646,270
4.00%, 04/01/2024	2,445,000	2,497,425
4.20%, 08/26/2024	4,510,000	4,572,281
4.00%, 01/22/2025	22,625,000	22,568,825
3.95%, 04/21/2025	5,201,000	5,152,396
3.09% (3 Month LIBOR USD + 1.090%), 10/01/2025 (1)	5,000,000	4,804,428
3.37% (3 Month LIBOR USD + 0.810%), 01/23/2026 (1)	1,500,000	1,458,404
4.45%, 03/03/2026	7,140,000	7,289,556
4.25%, 10/22/2026	544,000	547,471
3.25%, 10/21/2027	5,800,000	5,462,734
3.82% (3 Month LIBOR USD + 1.575%), 01/20/2028 (1)	3,890,000	3,840,625
3.71% (3 Month LIBOR USD + 1.512%), 04/24/2028 (1)	4,500,000	4,421,947
3.59% (3 Month LIBOR USD + 1.370%), 07/21/2028 (1)	7,800,000	7,570,751
3.42% (3 Month LIBOR USD + 1.040%), 12/20/2028 (1) (2)	700,000	670,050
3.97% (3 Month LIBOR USD + 1.070%), 03/05/2029 (1)	3,900,000	3,907,298
6.11%, 01/29/2037	3,580,000	4,284,672
7.75%, 05/14/2038	137,000	190,076
4.44% (3 Month LIBOR USD + 1.990%), 01/20/2048 (1)	1,990,000	2,073,677
Bank of Montreal
2.38%, 01/25/2019	215,000	214,702
1.50%, 07/18/2019	522,000	513,094
2.35%, 09/11/2022	1,378,000	1,325,043
3.80% (5 Year Swap Rate USD + 1.432%), 12/15/2032 (1)	6,500,000	6,157,905
Bank of New York Mellon Corp.
4.60%, 01/15/2020	387,000	398,649
2.60%, 08/17/2020	663,000	658,155
2.45%, 11/27/2020	247,000	243,242
2.50%, 04/15/2021	215,000	210,773
2.60%, 02/07/2022	700,000	686,531
2.95%, 01/29/2023	1,000,000	987,097
2.66% (3 Month LIBOR USD + 0.634%), 05/16/2023 (1)	355,000	345,382
3.25%, 09/11/2024	650,000	642,090
3.00%, 02/24/2025	5,360,000	5,192,638
2.80%, 05/04/2026	305,000	287,068
Bank of Nova Scotia
1.45%, 04/25/2018	867,000	866,458
1.85%, 04/14/2020	1,900,000	1,865,322
2.50%, 01/08/2021	14,231,000	14,015,683
1.88%, 09/20/2021 (2)	400,000	382,493
2.70%, 03/07/2022	800,000	784,420
2.45%, 09/19/2022	5,000,000	4,844,076
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.15%, 09/14/2018 (2)	350,000	349,104
2.30%, 03/10/2019 (2)	5,525,000	5,496,957
2.35%, 09/08/2019 (2)	340,000	336,837
4.10%, 09/09/2023 (2)	239,000	246,441
3.75%, 03/10/2024 (2)	3,215,000	3,265,040
BanPonce Trust I
8.33%, 02/01/2027	234,000	233,954
Banque Federative du Credit Mutuel SA
2.00%, 04/12/2019 (2)	5,350,000	5,304,434
Barclays Plc
3.20%, 08/10/2021	1,755,000	1,734,058
3.68%, 01/10/2023	13,954,000	13,828,225
3.65%, 03/16/2025	2,522,000	2,429,516
4.38%, 01/12/2026	6,174,000	6,180,402
5.20%, 05/12/2026	500,000	504,021
4.34%, 01/10/2028	2,360,000	2,333,551
BB&T Co.
6.85%, 04/30/2019	170,000	177,179
5.25%, 11/01/2019	284,000	293,824
2.63%, 06/29/2020	1,100,000	1,090,644
2.85%, 10/26/2024	1,000,000	959,125
Berkshire Hathaway Finance Corp.
5.75%, 01/15/2040	134,000	167,480
4.40%, 05/15/2042	1,524,000	1,615,881
4.30%, 05/15/2043	322,000	339,978
Berkshire Hathaway, Inc.
3.75%, 08/15/2021	605,000	623,449
3.00%, 02/11/2023	268,000	268,327
3.13%, 03/15/2026	8,130,000	7,919,292
BlackRock, Inc.
5.00%, 12/10/2019	484,000	502,602
4.25%, 05/24/2021	475,000	493,439
3.38%, 06/01/2022	493,000	501,212
3.50%, 03/18/2024	405,000	407,915
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 (2)	1,445,000	1,553,120
4.45%, 07/15/2045 (2)	170,000	172,264
BNP Paribas SA
3.50%, 03/01/2023 (2)	6,616,000	6,571,103
3.25%, 03/03/2023	1,820,000	1,811,604
3.80%, 01/10/2024 (2)	1,600,000	1,595,466
3.38%, 01/09/2025 (2)	10,725,000	10,368,566
4.63%, 03/13/2027 (2)	830,000	842,715
3.50%, 11/16/2027 (2)	5,102,000	4,878,945
BNZ International Funding Ltd./London
2.10%, 09/14/2021 (2)	400,000	384,674
2.65%, 11/03/2022 (2)	10,091,000	9,734,692
3.38%, 03/01/2023 (2)	6,000,000	5,936,400
BOC Aviation Ltd.
2.75%, 09/18/2022 (2)	780,000	746,057
Boston Properties LP
3.13%, 09/01/2023	300,000	294,435
3.20%, 01/15/2025	1,139,000	1,098,886
3.65%, 02/01/2026	557,000	544,313
2.75%, 10/01/2026	480,000	436,667
BPCE SA
2.50%, 12/10/2018	2,500,000	2,495,623
2.50%, 07/15/2019	1,300,000	1,292,790
2.75%, 01/11/2023 (2)	1,000,000	964,981
5.70%, 10/22/2023 (2)	3,645,000	3,904,017
4.63%, 07/11/2024 (2)	1,300,000	1,318,220
5.15%, 07/21/2024 (2)	4,800,000	5,009,265
3.38%, 12/02/2026	500,000	482,566
3.25%, 01/11/2028 (2)	7,815,000	7,388,721
Branch Banking & Trust Co.
1.45%, 05/10/2019	7,584,000	7,474,396
Brighthouse Financial, Inc.
3.70%, 06/22/2027 (2)	2,400,000	2,225,205
Brixmor Operating Partnership LP
3.85%, 02/01/2025	1,100,000	1,073,941
Brookfield Finance, Inc.
3.90%, 01/25/2028	770,000	747,731
4.70%, 09/20/2047	769,000	744,660
Canadian Imperial Bank of Commerce
1.60%, 09/06/2019	1,500,000	1,474,753
2.55%, 06/16/2022	800,000	780,422
Capital One Bank USA NA
2.15%, 11/21/2018	5,000,000	4,982,750
3.38%, 02/15/2023	6,664,000	6,491,857
Capital One Financial Corp.
2.45%, 04/24/2019	353,000	351,398
2.50%, 05/12/2020	5,812,000	5,720,461
3.20%, 01/30/2023	5,000,000	4,878,057
3.75%, 04/24/2024	824,000	817,640
3.20%, 02/05/2025	726,000	695,951
4.20%, 10/29/2025	1,240,000	1,227,974
3.75%, 07/28/2026	960,000	913,535
Capital One NA
2.40%, 09/05/2019	500,000	495,293
2.95%, 07/23/2021	4,120,000	4,058,317
2.25%, 09/13/2021	7,005,000	6,737,975
Carlyle Investment Management LLC
3.30%, 07/15/2019 (10)	133,626	120,264
CDP Financial, Inc.
4.40%, 11/25/2019 (2)	310,000	318,589
Charles Schwab Co.
3.23%, 09/01/2022	165,000	164,721
3.20%, 03/02/2027	1,700,000	1,652,317
Chubb Corp.
5.75%, 05/15/2018	117,000	117,435
Citibank NA
2.13%, 10/20/2020	9,253,000	9,047,362
Citigroup, Inc.
1.70%, 04/27/2018	1,500,000	1,499,175
1.75%, 05/01/2018	800,000	799,488
2.15%, 07/30/2018	658,000	656,930
2.40%, 02/18/2020	2,500,000	2,472,513
2.35%, 08/02/2021	269,000	261,142
2.75%, 04/25/2022	17,920,000	17,450,979
3.14% (3 Month LIBOR USD + 0.722%), 01/24/2023 (1)	1,111,000	1,097,290
2.88% (3 Month LIBOR USD + 0.950%), 07/24/2023 (1)	17,829,000	17,343,261
3.75%, 06/16/2024	4,000,000	4,017,340
4.40%, 06/10/2025	11,687,000	11,896,946
5.50%, 09/13/2025	494,000	535,363
3.70%, 01/12/2026	10,750,000	10,609,520
3.40%, 05/01/2026	1,000,000	964,755
3.20%, 10/21/2026	905,000	860,898
4.30%, 11/20/2026	1,570,000	1,569,875
4.45%, 09/29/2027	7,943,000	8,031,617
3.89% (3 Month LIBOR USD + 1.563%), 01/10/2028 (1)	4,100,000	4,075,174
6.63%, 01/15/2028	387,000	457,101
3.67% (3 Month LIBOR USD + 1.390%), 07/24/2028 (1)	3,300,000	3,215,045
4.13%, 07/25/2028	213,000	210,340
3.52% (3 Month LIBOR USD + 1.151%), 10/27/2028 (1)	7,000,000	6,752,427
3.88% (3 Month LIBOR USD + 1.168%), 01/24/2039 (1)	500,000	480,938
8.13%, 07/15/2039	164,000	247,878
5.88%, 01/30/2042	212,000	260,919
4.75%, 05/18/2046	1,200,000	1,217,274
Citizens Bank NA/Providence RI
2.45%, 12/04/2019	8,000,000	7,911,531
3.70%, 03/29/2023	1,370,000	1,375,085
Citizens Financial Group, Inc.
2.38%, 07/28/2021	188,000	182,292
4.30%, 12/03/2025	343,000	346,700
CME Group, Inc.
3.00%, 09/15/2022	1,135,000	1,127,557
3.00%, 03/15/2025	838,000	815,025
5.30%, 09/15/2043	115,000	140,195
CNA Financial Co.
7.25%, 11/15/2023	7,470,000	8,673,505
3.95%, 05/15/2024	303,000	306,027
4.50%, 03/01/2026	221,000	228,959
3.45%, 08/15/2027	820,000	778,684
Comerica Bank
2.50%, 06/02/2020	8,000,000	7,899,997
Comerica, Inc.
3.80%, 07/22/2026	984,000	966,576
Commonwealth Bank of Australia
2.00%, 09/06/2021 (2)	450,000	432,663
2.50%, 09/18/2022 (2)	800,000	771,872
3.45%, 03/16/2023 (2)	1,300,000	1,300,038
4.50%, 12/09/2025 (2)	778,000	786,037
3.90%, 03/16/2028 (2)	1,300,000	1,309,187
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/2019	1,000,000	992,406
Compass Bank
2.75%, 09/29/2019	5,000,000	4,972,858
3.88%, 04/10/2025	7,840,000	7,666,645
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.88%, 02/08/2022	5,323,000	5,434,726
4.38%, 08/04/2025	316,000	319,002
5.80%, 09/30/2110 (2)	361,000	442,520
Cooperatieve Rabobank UA
4.63%, 12/01/2023	3,900,000	4,063,465
CPPIB Capital, Inc.
2.75%, 11/02/2027 (2)	3,000,000	2,910,257
Credit Agricole SA
3.25%, 10/04/2024 (2)	5,655,000	5,416,215
4.38%, 03/17/2025 (2)	305,000	303,833
4.00% (5 Year Swap Rate USD + 1.644%), 01/10/2033 (1) (2)	5,000,000	4,755,106
Credit Agricole SA/London
4.13%, 01/10/2027 (2)	1,099,000	1,095,756
Credit Suisse AG/New York NY
1.70%, 04/27/2018	375,000	374,869
Credit Suisse Group AG
3.57%, 01/09/2023 (2)	3,216,000	3,196,102
4.28%, 01/09/2028 (2)	3,973,000	3,978,042
3.87% (3 Month LIBOR USD + 1.410%), 01/12/2029 (1) (2)	2,499,000	2,416,918
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/2020	541,000	535,612
3.80%, 06/09/2023	8,500,000	8,513,046
3.75%, 03/26/2025	1,900,000	1,854,658
4.55%, 04/17/2026	1,500,000	1,531,658
Credit Suisse/New York NY
2.30%, 05/28/2019	413,000	410,340
5.30%, 08/13/2019	169,000	174,214
3.00%, 10/29/2021	1,265,000	1,252,255
3.63%, 09/09/2024	560,000	557,996
Crown Castle International Corp.
4.88%, 04/15/2022	1,112,000	1,167,983
5.25%, 01/15/2023	400,000	424,922
4.00%, 03/01/2027	261,000	256,485
Dai-ichi Life Insurance Co. Ltd./The
4.00% (3 Month LIBOR USD + 3.660%), 12/29/2049 (1) (2)	1,179,000	1,122,290
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (2)	854,000	842,786
Danske Bank A/S
2.00%, 09/08/2021 (2)	558,000	534,364
2.70%, 03/02/2022 (2)	542,000	529,246
DDR Corp.
4.70%, 06/01/2027	368,000	374,694
Deutsche Bank AG
4.25%, 10/14/2021	4,165,000	4,229,534
4.50%, 04/01/2025	300,000	290,361
4.10%, 01/13/2026	850,000	823,479
Deutsche Bank AG/London
2.50%, 02/13/2019	6,000,000	5,975,918
3.70%, 05/30/2024	2,063,000	1,990,563
Deutsche Bank AG/New York NY
3.15%, 01/22/2021	5,000,000	4,924,635
3.30%, 11/16/2022	3,000,000	2,915,223
Development Bank of Japan, Inc.
2.13%, 09/01/2022 (2)	1,200,000	1,157,946
Dexia Credit Local SA
1.88%, 09/15/2021 (2)	2,750,000	2,659,324
Digital Realty Trust LP
3.70%, 08/15/2027	462,000	444,895
Discover Bank
3.10%, 06/04/2020	8,000,000	7,969,639
3.35%, 02/06/2023	4,000,000	3,935,172
4.20%, 08/08/2023	7,156,000	7,296,578
3.45%, 07/27/2026	1,951,000	1,841,967
Discover Financial Services
3.75%, 03/04/2025	2,920,000	2,832,738
Duke Realty LP
3.63%, 04/15/2023	7,744,000	7,791,690
3.25%, 06/30/2026	203,000	194,518
EPR Properties
4.50%, 06/01/2027	807,000	786,252
Equity Commonwealth
5.88%, 09/15/2020	1,948,000	2,025,815
ERP Operating LP
2.38%, 07/01/2019	646,000	642,963
4.63%, 12/15/2021	260,000	271,635
3.00%, 04/15/2023	200,000	197,456
2.85%, 11/01/2026	542,000	512,863
3.50%, 03/01/2028	614,000	600,970
Essex Portfolio LP
4.50%, 03/15/2048	600,000	596,493
Fifth Third Bancorp
2.88%, 07/27/2020	3,007,000	3,000,755
3.95%, 03/14/2028	1,000,000	1,004,790
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/2019	1,100,000	1,095,782
First Tennessee Bank NA
2.95%, 12/01/2019	5,000,000	4,988,125
FMR LLC
4.95%, 02/01/2033 (2)	250,000	276,871
6.45%, 11/15/2039 (2)	258,000	336,481
GE Capital International Funding Co.
4.42%, 11/15/2035	6,910,000	6,730,937
GE Capital International Funding Unlimited Co.
2.34%, 11/15/2020	5,186,000	5,070,929
3.37%, 11/15/2025	554,000	535,182
General Electric Capital Co.
2.20%, 01/09/2020	161,000	158,900
Goldman Sachs Capital I
6.35%, 02/15/2034	127,000	151,189
Goldman Sachs Group, Inc.
6.15%, 04/01/2018	1,466,000	1,466,000
7.50%, 02/15/2019	3,617,000	3,762,335
2.55%, 10/23/2019	1,000,000	994,479
5.38%, 03/15/2020	2,985,000	3,112,231
2.60%, 04/23/2020	449,000	444,773
6.00%, 06/15/2020	706,000	746,986
2.75%, 09/15/2020	808,000	799,664
2.35%, 11/15/2021	3,743,000	3,608,361
5.75%, 01/24/2022	17,000,000	18,390,092
3.00%, 04/26/2022	947,000	929,613
2.88% (3 Month LIBOR USD + 0.821%), 10/31/2022 (1)	4,563,000	4,465,710
3.63%, 01/22/2023	1,454,000	1,458,530
2.91% (3 Month LIBOR USD + 0.990%), 07/24/2023 (1)	8,773,000	8,529,352
3.50%, 01/23/2025	6,509,000	6,381,831
3.75%, 05/22/2025	1,305,000	1,291,084
3.27% (3 Month LIBOR USD + 1.201%), 09/29/2025 (1)	5,590,000	5,378,418
3.75%, 02/25/2026	9,005,000	8,842,537
3.50%, 11/16/2026	700,000	673,973
3.85%, 01/26/2027	2,975,000	2,935,659
3.69% (3 Month LIBOR USD + 1.510%), 06/05/2028 (1)	3,488,000	3,379,248
3.81% (3 Month LIBOR USD + 1.158%), 04/23/2029 (1)	9,446,000	9,275,817
6.75%, 10/01/2037	4,938,000	6,177,840
5.15%, 05/22/2045	4,128,000	4,446,052
4.75%, 10/21/2045	2,188,000	2,337,298
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.
3.40%, 09/30/2026 (2)	1,000,000	942,771
Goodman U.S. Finance Three LLC
3.70%, 03/15/2028 (2)	862,000	827,786
4.50%, 10/15/2037 (2)	791,000	787,053
Government Properties Income Trust
4.00%, 07/15/2022	1,255,000	1,250,974
Great-West Life & Annuity Insurance Capital LP II
4.39% (3 Month LIBOR USD + 2.538%), 05/16/2046 (1) (2)	301,000	301,000
Great-West Lifeco Finance Delaware LP
4.15%, 06/03/2047 (2)	1,100,000	1,105,552
Guardian Life Insurance Co. of America/The
4.85%, 01/24/2077 (2)	5,854,000	6,019,404
Hartford Financial Services Group, Inc./The
6.00%, 01/15/2019	4,591,000	4,702,873
5.50%, 03/30/2020	4,118,000	4,304,957
5.13%, 04/15/2022	5,500,000	5,851,291
8.13% (3 Month LIBOR USD + 4.603%), 06/15/2038 (1)	236,000	238,360
4.40%, 03/15/2048	1,080,000	1,100,099
HCP, Inc.
4.20%, 03/01/2024	241,000	243,278
3.40%, 02/01/2025	662,000	642,468
Highmark, Inc.
4.75%, 05/15/2021 (2)	3,322,000	3,424,592
HSBC Bank Plc
1.50%, 05/15/2018 (2)	944,000	942,981
4.75%, 01/19/2021 (2)	1,382,000	1,435,171
HSBC Holdings Plc
2.65%, 01/05/2022	2,618,000	2,544,757
4.00%, 03/30/2022	1,494,000	1,529,742
3.26% (3 Month LIBOR USD + 1.055%), 03/13/2023 (1)	16,369,000	16,151,601
3.60%, 05/25/2023	2,901,000	2,898,302
3.03% (3 Month LIBOR USD + 0.923%), 11/22/2023 (1)	1,051,000	1,025,655
4.25%, 03/14/2024	1,795,000	1,803,739
4.25%, 08/18/2025	1,009,000	1,000,485
4.30%, 03/08/2026	1,000,000	1,025,435
4.38%, 11/23/2026	559,000	556,365
4.04% (3 Month LIBOR USD + 1.546%), 03/13/2028 (1)	1,533,000	1,530,960
HSBC USA, Inc.
5.00%, 09/27/2020	3,000,000	3,115,056
9.13%, 05/15/2021	75,000	87,086
Huntington Bancshares, Inc./OH
3.15%, 03/14/2021	225,000	223,838
2.30%, 01/14/2022	4,220,000	4,041,529
Huntington National Bank
2.00%, 06/30/2018	440,000	439,540
2.20%, 11/06/2018	3,328,000	3,318,651
2.88%, 08/20/2020	4,534,000	4,509,567
Industrial & Commercial Bank of China Ltd./New York
2.45%, 10/20/2021	1,150,000	1,112,555
ING Bank NV
2.00%, 11/26/2018 (2)	355,000	353,569
1.65%, 08/15/2019 (2)	800,000	787,400
2.50%, 10/01/2019 (2)	2,350,000	2,334,581
2.45%, 03/16/2020 (2)	2,000,000	1,976,081
5.80%, 09/25/2023 (2)	4,800,000	5,186,365
ING Groep NV
3.15%, 03/29/2022	4,000,000	3,944,703
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	243,000	243,018
4.00%, 10/15/2023	578,000	599,357
International Lease Finance Corp.
8.63%, 01/15/2022	1,200,000	1,399,170
5.88%, 08/15/2022	438,000	469,921
Intesa Sanpaolo SpA
3.88%, 07/14/2027 (2)	937,000	884,680
3.88%, 01/12/2028 (2)	1,118,000	1,053,730
Invesco Finance Plc
4.00%, 01/30/2024	2,889,000	2,981,507
3.75%, 01/15/2026	4,249,000	4,275,025
Jackson National Life Global Funding
4.70%, 06/01/2018 (2)	310,000	310,994
1.88%, 10/15/2018 (2)	225,000	224,065
2.50%, 06/27/2022 (2)	800,000	775,388
3.25%, 01/30/2024 (2)	460,000	455,236
3.05%, 04/29/2026 (2)	473,000	454,448
Jefferies Group LLC
5.13%, 04/13/2018	1,534,000	1,534,859
6.88%, 04/15/2021	1,385,000	1,509,610
5.13%, 01/20/2023	2,600,000	2,750,351
4.85%, 01/15/2027	116,000	118,551
6.45%, 06/08/2027	578,000	652,552
6.25%, 01/15/2036	155,000	168,332
John Hancock Life Insurance Co.
7.38%, 02/15/2024 (2)	731,000	862,342
JPMorgan Chase & Co.
2.25%, 01/23/2020	2,000,000	1,975,490
4.25%, 10/15/2020	64,000	65,848
2.30%, 08/15/2021	3,600,000	3,499,533
4.35%, 08/15/2021	10,000,000	10,355,666
3.38%, 05/01/2023	3,800,000	3,750,475
3.13%, 01/23/2025	4,000,000	3,854,844
3.30%, 04/01/2026	1,870,000	1,807,229
3.20%, 06/15/2026	11,090,000	10,632,185
2.95%, 10/01/2026	5,000,000	4,700,888
3.51% (3 Month LIBOR USD + 0.945%), 01/23/2029 (1)	2,727,000	2,645,205
5.60%, 07/15/2041	494,000	596,491
4.95%, 06/01/2045	6,575,000	7,102,236
4.26% (3 Month LIBOR USD + 1.580%), 02/22/2048 (1)	3,014,000	3,026,543
3.96% (3 Month LIBOR USD + 1.380%), 11/15/2048 (1)	10,560,000	10,144,555
KeyBank NA/Cleveland OH
3.18%, 05/22/2022	567,000	563,872
KeyCorp.
2.90%, 09/15/2020	280,000	278,692
5.10%, 03/24/2021	211,000	222,657
Kimco Realty Corp.
3.80%, 04/01/2027	1,100,000	1,058,326
LeasePlan Co. NV
2.50%, 05/16/2018 (2)	9,206,000	9,200,111
2.88%, 01/22/2019 (2)	725,000	722,728
Legg Mason, Inc.
3.95%, 07/15/2024	820,000	822,111
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 (2)	1,700,000	1,787,120
4.95%, 05/01/2022 (2)	351,000	370,519
4.25%, 06/15/2023 (2)	322,000	328,520
6.50%, 03/15/2035 (2)	4,500,000	5,598,566
6.50%, 05/01/2042 (2)	2,000,000	2,513,684
10.75% (3 Month LIBOR USD + 7.120%), 06/15/2058 (1) (2)	269,000	416,950
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (2)	700,000	875,985
7.70%, 10/15/2097 (2)	100,000	138,048
Liberty Property LP
3.25%, 10/01/2026	303,000	288,185
Lincoln National Co.
4.20%, 03/15/2022	873,000	899,054
3.80%, 03/01/2028	3,900,000	3,862,959
7.00%, 06/15/2040	1,715,000	2,252,519
3.78% (3 Month LIBOR USD + 2.040%), 04/20/2067 (1)	121,000	115,252
Lloyds Bank Plc
5.80%, 01/13/2020 (2)	172,000	180,198
2.40%, 03/17/2020	1,200,000	1,183,601
Lloyds Banking Group Plc
2.91% (3 Month LIBOR USD + 0.810%), 11/07/2023 (1)	8,950,000	8,625,224
4.58%, 12/10/2025	550,000	550,391
3.75%, 01/11/2027	3,337,000	3,225,887
4.38%, 03/22/2028	949,000	957,815
3.57% (3 Month LIBOR USD + 1.205%), 11/07/2028 (1)	1,000,000	943,187
Macquarie Bank Ltd.
2.60%, 06/24/2019 (2)	1,093,000	1,088,340
2.40%, 01/21/2020 (2)	1,600,000	1,579,628
2.85%, 07/29/2020 (2)	400,000	397,532
4.00%, 07/29/2025 (2)	500,000	505,077
Macquarie Group Ltd.
3.00%, 12/03/2018 (2)	6,000,000	6,004,192
6.00%, 01/14/2020 (2)	1,975,000	2,067,293
6.25%, 01/14/2021 (2)	1,111,000	1,193,573
3.19% (3 Month LIBOR USD + 1.023%), 11/28/2023 (1) (2)	6,000,000	5,779,200
4.15% (3 Month LIBOR USD + 1.330%), 03/27/2024 (1) (2)	2,000,000	2,007,202
3.76% (3 Month LIBOR USD + 1.372%), 11/28/2028 (1) (2)	1,600,000	1,510,107
4.65% (3 Month LIBOR USD + 1.727%), 03/27/2029 (1) (2)	1,280,000	1,290,507
Manulife Financial Corp.
4.90%, 09/17/2020	225,000	234,542
4.06% (5 Year Mid Swap Rate USD + 1.647%), 02/24/2032 (1)	1,910,000	1,863,319
Markel Co.
7.13%, 09/30/2019	3,780,000	4,004,043
3.63%, 03/30/2023	400,000	400,501
5.00%, 04/05/2046	1,265,000	1,328,032
Marsh & McLennan Cos, Inc.
2.35%, 03/06/2020	3,769,000	3,729,669
4.80%, 07/15/2021	5,000,000	5,225,516
2.75%, 01/30/2022	24,000	23,616
3.50%, 03/10/2025	580,000	575,428
Massachusetts Mutual Life Insurance Co.
7.63%, 11/15/2023 (2)	550,000	638,181
8.88%, 06/01/2039 (2)	1,760,000	2,762,308
5.38%, 12/01/2041 (2)	203,000	233,882
4.90%, 04/01/2077 (2)	5,000,000	5,132,204
MassMutual Global Funding II
2.50%, 10/17/2022 (2)	386,000	374,412
2.75%, 06/22/2024 (2)	700,000	675,678
MBIA Insurance Co.
12.98% (3 Month LIBOR USD + 11.260%), 01/15/2033 (1) (2)(11)	86,000	36,980
MetLife, Inc.
7.72%, 02/15/2019	202,000	210,469
6.50%, 12/15/2032	56,000	71,148
4.88%, 11/13/2043	3,000,000	3,248,622
6.40%, 12/15/2066	3,859,000	4,230,429
Metropolitan Life Global Funding I
2.30%, 04/10/2019 (2)	1,598,000	1,590,408
3.88%, 04/11/2022 (2)	1,480,000	1,515,839
3.00%, 01/10/2023 (2)	407,000	400,452
3.00%, 09/19/2027 (2)	1,180,000	1,113,615
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/2021	330,000	328,111
3.00%, 02/22/2022	206,000	203,226
2.67%, 07/25/2022	800,000	774,834
3.46%, 03/02/2023	9,000,000	8,987,685
2.53%, 09/13/2023	481,000	458,760
3.96%, 03/02/2028	2,665,000	2,673,581
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.65%, 09/19/2022 (2)	764,000	737,828
Mitsubishi UFJ Trust & Banking Corp.
2.45%, 10/16/2019 (2)	1,500,000	1,486,838
Mitsui Fudosan Co. Ltd.
2.95%, 01/23/2023 (2)	599,000	592,354
Mizuho Bank Ltd.
2.65%, 09/25/2019 (2)	3,000,000	2,980,783
2.40%, 03/26/2020 (2)	5,000,000	4,928,660
3.60%, 09/25/2024 (2)	1,250,000	1,254,587
Mizuho Financial Group, Inc.
2.95%, 02/28/2022	2,000,000	1,965,598
2.60%, 09/11/2022	3,500,000	3,370,365
Morgan Stanley
6.63%, 04/01/2018	1,104,000	1,104,000
7.30%, 05/13/2019	2,257,000	2,364,847
2.38%, 07/23/2019	450,000	446,702
5.63%, 09/23/2019	2,302,000	2,389,394
2.65%, 01/27/2020	750,000	745,301
5.50%, 07/24/2020	360,000	378,086
5.75%, 01/25/2021	12,049,000	12,838,808
2.50%, 04/21/2021	2,000,000	1,959,310
5.50%, 07/28/2021	2,692,000	2,874,663
2.63%, 11/17/2021	6,680,000	6,520,462
2.75%, 05/19/2022	5,910,000	5,761,841
3.13%, 01/23/2023	11,283,000	11,117,964
3.75%, 02/25/2023	1,882,000	1,902,791
4.10%, 05/22/2023	3,460,000	3,505,308
3.88%, 04/29/2024	2,050,000	2,066,993
3.70%, 10/23/2024	1,167,000	1,160,213
4.00%, 07/23/2025	5,039,000	5,080,452
5.00%, 11/24/2025	4,959,000	5,182,806
3.88%, 01/27/2026	1,400,000	1,397,964
3.13%, 07/27/2026	6,069,000	5,739,671
4.35%, 09/08/2026	930,000	936,056
3.63%, 01/20/2027	7,500,000	7,336,310
3.95%, 04/23/2027	14,190,000	13,807,370
3.59% (3 Month LIBOR USD + 1.340%), 07/22/2028 (1)	2,667,000	2,577,921
3.77% (3 Month LIBOR USD + 1.140%), 01/24/2029 (1)	10,675,000	10,502,310
3.97% (3 Month LIBOR USD + 1.455%), 07/22/2038 (1)	3,515,000	3,428,855
6.38%, 07/24/2042	2,000,000	2,583,752
4.30%, 01/27/2045	459,000	461,837
MUFG Americas Holdings Co.
2.25%, 02/10/2020	1,070,000	1,053,469
MUFG Union Bank NA
2.25%, 05/06/2019	900,000	893,502
National Australia Bank Ltd./New York
2.50%, 01/12/2021	2,000,000	1,964,234
3.38%, 01/14/2026	1,168,000	1,142,290
National Retail Properties, Inc.
3.60%, 12/15/2026	700,000	673,450
3.50%, 10/15/2027	400,000	379,614
National Rural Utilities Cooperative Finance Co.
10.38%, 11/01/2018	222,000	231,903
2.95%, 02/07/2024	341,000	333,646
3.05%, 04/25/2027	462,000	444,282
3.40%, 02/07/2028	1,500,000	1,471,324
8.00%, 03/01/2032	791,000	1,121,541
Nationwide Building Society
6.25%, 02/25/2020 (2)	1,000,000	1,057,096
4.00%, 09/14/2026 (2)	8,201,000	7,897,077
4.30% (3 Month LIBOR USD + 1.452%), 03/08/2029 (1) (2)	970,000	966,444
Nationwide Financial Services, Inc.
5.38%, 03/25/2021 (2)	2,000,000	2,107,202
Nationwide Mutual Insurance Co.
8.25%, 12/01/2031 (2)	300,000	411,140
9.38%, 08/15/2039 (2)	8,433,000	13,621,683
New York Life Global Funding
2.10%, 01/02/2019 (2)	8,150,000	8,110,990
2.15%, 06/18/2019 (2)	1,912,000	1,899,275
1.95%, 09/28/2020 (2)	9,182,000	8,958,783
3.00%, 01/10/2028 (2)	2,022,000	1,924,648
Nomura Holdings, Inc.
6.70%, 03/04/2020	5,300,000	5,649,242
Nordea Bank AB
1.63%, 05/15/2018 (2)	258,000	257,744
1.88%, 09/17/2018 (2)	4,835,000	4,820,545
1.63%, 09/30/2019 (2)	550,000	541,603
4.88%, 01/27/2020 (2)	1,200,000	1,239,611
2.50%, 09/17/2020 (2)	450,000	443,063
4.25%, 09/21/2022 (2)	12,865,000	13,198,497
Northern Trust Corp.
3.38% (3 Month LIBOR USD + 1.131%), 05/08/2032 (1)	411,000	394,522
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	1,500,000	1,520,668
Ontario Teachers' Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (2)	1,003,000	997,041
3.88%, 03/20/2027 (2)	1,044,000	1,049,894
ORIX Corp.
2.90%, 07/18/2022	604,000	590,436
3.25%, 12/04/2024	1,500,000	1,456,738
3.70%, 07/18/2027	700,000	684,044
Pacific Life Insurance Co.
4.30% (3 Month LIBOR USD + 2.796%), 10/24/2067 (1) (2)	743,000	709,008
People's United Bank NA
4.00%, 07/15/2024	5,220,000	5,262,180
PNC Bank NA
2.95%, 01/30/2023	6,500,000	6,354,913
4.20%, 11/01/2025	322,000	332,419
3.10%, 10/25/2027	1,000,000	952,901
PNC Financial Services Group, Inc.
6.70%, 06/10/2019	212,000	221,497
5.13%, 02/08/2020	588,000	610,040
4.38%, 08/11/2020	679,000	699,268
2.85%, 11/09/2022 (8)	575,000	565,629
3.90%, 04/29/2024	2,090,000	2,110,474
Pricoa Global Funding I
1.90%, 09/21/2018 (2)	1,515,000	1,510,472
Principal Financial Group, Inc.
3.13%, 05/15/2023	380,000	372,778
3.40%, 05/15/2025	7,000,000	6,889,272
Principal Life Global Funding II
3.00%, 04/18/2026 (2)	2,000,000	1,908,385
Private Export Funding Co.
1.88%, 07/15/2018	975,000	974,970
4.38%, 03/15/2019	970,000	988,293
2.65%, 02/16/2021 (2)	8,180,000	8,166,078
2.80%, 05/15/2022	1,200,000	1,207,962
3.55%, 01/15/2024	2,489,000	2,587,433
3.25%, 06/15/2025	1,280,000	1,311,302
Progressive Corp.
5.38% (3 Month LIBOR USD + 2.539%), 09/15/2023 (1)	780,000	788,775
2.45%, 01/15/2027	880,000	806,687
4.13%, 04/15/2047	8,050,000	8,131,849
4.20%, 03/15/2048	6,342,000	6,481,066
Prologis LP
3.75%, 11/01/2025	177,000	178,652
Protective Life Co.
7.38%, 10/15/2019	854,000	908,495
Protective Life Global Funding
2.70%, 11/25/2020 (2)	5,000,000	4,951,636
2.00%, 09/14/2021 (2)	1,100,000	1,050,390
Prudential Financial, Inc.
2.35%, 08/15/2019	650,000	645,783
6.63%, 06/21/2040	5,995,000	7,974,787
3.91%, 12/07/2047 (2)	1,231,000	1,153,930
Prudential Insurance Co. of America/The
8.30%, 07/01/2025 (2)	1,691,000	2,141,482
Realty Income Corp.
3.88%, 04/15/2025	1,055,000	1,051,083
3.00%, 01/15/2027	427,000	394,044
Regions Bank/Birmingham AL
7.50%, 05/15/2018	2,787,000	2,802,497
2.25%, 09/14/2018	1,400,000	1,397,472
Regions Financial Co.
3.20%, 02/08/2021	5,643,000	5,631,696
2.75%, 08/14/2022	1,500,000	1,457,034
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (2)	4,000,000	3,988,050
2.50%, 04/24/2019 (2)	2,700,000	2,688,226
2.50%, 01/15/2020 (2)	400,000	395,971
2.38%, 05/04/2020 (2)	6,000,000	5,905,301
3.05%, 01/20/2021 (2)	528,000	525,621
Royal Bank of Canada
2.20%, 07/27/2018	78,000	77,925
2.00%, 10/01/2018	779,000	777,652
1.88%, 02/05/2020	1,100,000	1,082,784
4.65%, 01/27/2026	531,000	547,242
Santander Holdings USA, Inc.
2.70%, 05/24/2019	1,081,000	1,078,272
Santander UK Group Holdings Plc
3.13%, 01/08/2021	308,000	305,468
4.75%, 09/15/2025 (2)	1,810,000	1,820,914
3.82% (3 Month LIBOR USD + 1.400%), 11/03/2028 (1)	800,000	761,758
Santander UK Plc
2.38%, 03/16/2020	7,325,000	7,222,645
5.00%, 11/07/2023 (2)	4,150,000	4,292,581
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (2)	1,390,000	1,371,136
Select Income REIT
3.60%, 02/01/2020	2,400,000	2,394,597
Senior Housing Properties Trust
3.25%, 05/01/2019	950,000	950,649
6.75%, 04/15/2020	600,000	625,251
4.75%, 02/15/2028	1,300,000	1,272,827
Simon Property Group LP
4.38%, 03/01/2021	6,932,000	7,177,490
4.13%, 12/01/2021	442,000	456,017
2.75%, 06/01/2023	3,764,000	3,647,810
3.75%, 02/01/2024	910,000	922,428
3.38%, 12/01/2027	3,894,000	3,733,500
Skandinaviska Enskilda Banken AB
2.38%, 11/20/2018 (2)	5,200,000	5,189,829
2.38%, 03/25/2019 (2)	1,225,000	1,221,188
2.45%, 05/27/2020 (2)	3,000,000	2,958,822
Societe Generale SA
3.25%, 01/12/2022 (2)	7,000,000	6,920,838
4.25%, 04/14/2025 (2)	800,000	788,012
SouthTrust Bank
7.69%, 05/15/2025	253,000	302,719
SpareBank 1 Boligkreditt AS
1.75%, 11/15/2019 (2)	537,000	529,023
Stadshypotek AB
1.88%, 10/02/2019 (2)	683,000	675,417
Standard Chartered Plc
1.70%, 04/17/2018 (2)	750,000	749,773
2.10%, 08/19/2019 (2)	2,500,000	2,463,750
2.40%, 09/08/2019 (2)	7,650,000	7,572,421
3.05%, 01/15/2021 (2)	800,000	791,652
5.20%, 01/26/2024 (2)	609,000	631,621
4.87% (3 Month LIBOR USD + 1.970%), 03/15/2033 (1)(2)	800,000	803,317
State Street Co.
3.10%, 05/15/2023	321,000	318,949
3.70%, 11/20/2023	1,385,000	1,417,266
3.55%, 08/18/2025	247,000	247,853
Stifel Financial Co.
3.50%, 12/01/2020	5,000,000	5,014,896
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.993%), 09/14/2077 (1) (2)	1,000,000	942,819
Sumitomo Mitsui Banking Co.
2.45%, 01/10/2019	5,000,000	4,987,077
2.45%, 01/16/2020	3,925,000	3,882,198
2.51%, 01/17/2020	8,086,000	8,006,415
3.95%, 07/19/2023	250,000	256,406
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/2021	568,000	547,942
2.44%, 10/19/2021	531,000	515,615
2.85%, 01/11/2022	1,100,000	1,081,196
2.78%, 07/12/2022	1,500,000	1,462,522
2.78%, 10/18/2022	6,718,000	6,519,248
3.10%, 01/17/2023	1,033,000	1,015,741
2.63%, 07/14/2026	644,000	588,131
3.01%, 10/19/2026	297,000	278,912
Sumitomo Mitsui Trust Bank Ltd.
2.05%, 10/18/2019 (2)	1,550,000	1,527,911
SunTrust Banks, Inc.
2.50%, 05/01/2019	8,810,000	8,782,837
2.90%, 03/03/2021	324,000	321,776
2.70%, 01/27/2022	9,210,000	9,004,769
Svenska Handelsbanken AB
2.40%, 10/01/2020	2,000,000	1,965,206
2.45%, 03/30/2021	550,000	540,093
Swedbank AB
2.38%, 02/27/2019 (2)	6,000,000	5,982,918
Synchrony Financial
2.60%, 01/15/2019	1,350,000	1,346,939
3.00%, 08/15/2019	4,775,000	4,760,222
2.70%, 02/03/2020	1,017,000	1,006,689
3.75%, 08/15/2021	6,000,000	6,049,045
4.50%, 07/23/2025	4,000,000	3,998,141
3.70%, 08/04/2026	1,865,000	1,743,107
3.95%, 12/01/2027	1,500,000	1,417,533
TD Ameritrade Holding Co.
5.60%, 12/01/2019	355,000	370,904
2.95%, 04/01/2022	725,000	718,273
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (2)	218,000	290,479
4.90%, 09/15/2044 (2)	200,000	220,056
4.27%, 05/15/2047 (2)	3,360,000	3,354,360
The Goldman Sachs Group, Inc.
2.91% (3 Month LIBOR USD + 1.053%), 06/05/2023 (1)	3,076,000	2,992,774
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/2019 (2)	3,700,000	3,690,532
Toronto-Dominion Bank
1.75%, 07/23/2018	556,000	554,983
2.25%, 11/05/2019	432,000	428,403
2.50%, 12/14/2020	500,000	493,640
2.55%, 01/25/2021	600,000	592,581
3.63% (5 Year Swap Rate USD + 2.205%), 09/15/2031 (1)	667,000	638,656
Travelers Cos, Inc.
5.80%, 05/15/2018	110,000	110,409
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300,000	2,329,298
6.13%, 08/15/2043	5,000,000	5,911,518
UBS AG/London
2.45%, 12/01/2020 (2)	9,598,000	9,423,777
UBS AG/Stamford CT
2.38%, 08/14/2019	1,200,000	1,191,129
UBS Group Funding Jersey Ltd.
2.95%, 09/24/2020 (2)	1,250,000	1,240,503
4.13%, 09/24/2025 (2)	200,000	200,998
4.13%, 04/15/2026 (2)	602,000	603,729
UBS Group Funding Switzerland AG
3.49%, 05/23/2023 (2)	360,000	355,540
2.86% (3 Month LIBOR USD + 0.954%), 08/15/2023 (1) (2)	7,367,000	7,118,993
4.25%, 03/23/2028 (2)	7,715,000	7,761,144
UDR, Inc.
2.95%, 09/01/2026	276,000	253,956
Ventas Realty LP
3.10%, 01/15/2023	13,500,000	13,254,270
3.75%, 05/01/2024	382,000	382,680
3.50%, 02/01/2025	251,000	244,271
4.13%, 01/15/2026	449,000	452,247
3.85%, 04/01/2027	677,000	661,770
VEREIT Operating Partnership LP
4.60%, 02/06/2024	1,550,000	1,569,420
4.88%, 06/01/2026	700,000	706,419
Vornado Realty LP
3.50%, 01/15/2025	800,000	769,838
Voya Financial, Inc.
5.50%, 07/15/2022	8,000,000	8,641,875
3.13%, 07/15/2024	1,600,000	1,539,356
3.65%, 06/15/2026	200,000	194,829
WEA Finance LLC / Westfield UK & Europe Finance Plc
3.25%, 10/05/2020 (2)	6,000,000	6,006,287
Wells Fargo & Co.
2.15%, 01/30/2020	5,688,000	5,598,482
3.50%, 03/08/2022	1,929,000	1,933,614
3.07%, 01/24/2023	2,655,000	2,609,975
3.30%, 09/09/2024	1,900,000	1,853,019
3.00%, 02/19/2025	4,075,000	3,880,113
3.55%, 09/29/2025	700,000	686,792
3.00%, 04/22/2026	6,300,000	5,911,108
4.10%, 06/03/2026	3,749,000	3,723,624
4.30%, 07/22/2027	729,000	732,401
5.61%, 01/15/2044	317,000	362,883
4.65%, 11/04/2044	675,000	679,689
4.90%, 11/17/2045	3,231,000	3,381,411
4.75%, 12/07/2046	2,153,000	2,202,377
Wells Fargo Bank NA
2.60%, 01/15/2021	2,000,000	1,971,766
Welltower, Inc.
3.75%, 03/15/2023	560,000	566,750
4.50%, 01/15/2024	461,000	476,591
4.00%, 06/01/2025	872,000	870,828
Westpac Banking Co.
4.88%, 11/19/2019	1,105,000	1,138,954
2.00%, 03/03/2020 (2)	1,349,000	1,327,484
2.75%, 01/11/2023	1,000,000	973,818
3.40%, 01/25/2028	1,200,000	1,166,949
4.32% (5 Year Mid Swap Rate USD + 2.236%), 11/23/2031 (1)	1,500,000	1,487,540
Willis North America, Inc.
7.00%, 09/29/2019	537,000	567,397
WP Carey, Inc.
4.60%, 04/01/2024	1,700,000	1,741,788
WR Berkley Co.
4.75%, 08/01/2044	3,445,000	3,532,810
XLIT Ltd.
2.30%, 12/15/2018	4,375,000	4,358,204
5.25%, 12/15/2043	2,700,000	3,030,530
		1,842,611,323
Industrials - 1.57%
ABB Finance USA, Inc.
2.88%, 05/08/2022	241,000	238,347
3.80%, 04/03/2028	855,000	862,504
4.38%, 05/08/2042	107,000	111,881
Acuity Brands Lighting, Inc.
6.00%, 12/15/2019	451,000	472,237
Airbus Group Finance BV
2.70%, 04/17/2023 (2)	376,000	367,527
Airbus SE
3.15%, 04/10/2027 (2)	736,000	717,925
3.95%, 04/10/2047 (2)	150,000	150,174
Allegion US Holding Co., Inc.
3.20%, 10/01/2024	2,000,000	1,939,820
Amphenol Corp.
3.20%, 04/01/2024	8,135,000	7,912,753
Arrow Electronics, Inc.
3.50%, 04/01/2022	965,000	957,327
3.25%, 09/08/2024	219,000	208,669
3.88%, 01/12/2028	221,000	213,722
Aviation Capital Group LLC
3.50%, 11/01/2027 (2)	700,000	656,329
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 (2)	243,000	252,900
3.80%, 10/07/2024 (2)	770,000	776,746
3.85%, 12/15/2025 (2)	500,000	503,782
BAE Systems Plc
5.80%, 10/11/2041 (2)	550,000	661,704
Boeing Co.
4.88%, 02/15/2020	52,000	54,220
7.95%, 08/15/2024	124,000	156,933
Burlington Northern Santa Fe LLC
3.60%, 09/01/2020	146,000	148,077
3.45%, 09/15/2021	215,000	218,485
3.05%, 03/15/2022	440,000	440,374
3.00%, 03/15/2023	206,000	203,975
6.70%, 08/01/2028	62,000	77,754
7.29%, 06/01/2036	134,000	187,597
6.15%, 05/01/2037	320,000	408,187
5.75%, 05/01/2040	373,000	458,007
5.40%, 06/01/2041	542,000	642,562
4.40%, 03/15/2042	400,000	420,252
4.38%, 09/01/2042	462,000	483,580
5.15%, 09/01/2043	389,000	449,528
4.15%, 04/01/2045	1,825,000	1,859,506
4.05%, 06/15/2048	4,677,000	4,697,705
Canadian Pacific Railway Co.
4.50%, 01/15/2022	1,200,000	1,248,503
2.90%, 02/01/2025	644,000	618,740
7.13%, 10/15/2031	155,000	201,953
6.13%, 09/15/2115	678,000	844,887
Carlisle Co., Inc.
3.50%, 12/01/2024	3,025,000	2,963,745
Caterpillar Financial Services Co.
7.15%, 02/15/2019	62,000	64,499
2.75%, 08/20/2021	420,000	416,158
1.93%, 10/01/2021	445,000	429,995
2.85%, 06/01/2022	446,000	440,531
3.75%, 11/24/2023	2,825,000	2,898,857
3.25%, 12/01/2024	1,429,000	1,411,575
2.40%, 08/09/2026	700,000	651,856
Caterpillar, Inc.
2.60%, 06/26/2022	220,000	215,019
CRH America Finance, Inc.
3.40%, 05/09/2027 (2)	200,000	191,459
CRH America, Inc.
3.88%, 05/18/2025 (2)	354,000	355,940
5.13%, 05/18/2045 (2)	230,000	249,218
CSX Co.
4.25%, 06/01/2021	205,000	211,545
3.40%, 08/01/2024	300,000	299,209
5.50%, 04/15/2041	402,000	464,417
4.75%, 05/30/2042	175,000	185,312
4.65%, 03/01/2068	2,000,000	1,936,193
Eaton Co.
5.60%, 05/15/2018	273,000	273,997
7.63%, 04/01/2024	206,000	243,400
4.00%, 11/02/2032	143,000	143,182
5.80%, 03/15/2037	500,000	580,961
Embraer Netherlands Finance BV
5.05%, 06/15/2025	1,800,000	1,846,116
Federal Express Co. 1998 Pass Through Trust
6.85%, 01/15/2019	225,317	231,683
6.72%, 01/15/2022	135,124	143,435
FedEx Corp.
3.90%, 02/01/2035	414,000	399,769
4.10%, 04/15/2043	86,000	81,796
4.05%, 02/15/2048	6,277,000	5,882,511
General Electric Capital Co.
6.00%, 08/07/2019	157,000	162,745
2.10%, 12/11/2019	152,000	149,368
5.50%, 01/08/2020	581,000	604,220
5.55%, 05/04/2020	191,000	199,930
4.38%, 09/16/2020	426,000	436,829
5.30%, 02/11/2021	184,000	192,910
4.65%, 10/17/2021	514,000	537,300
3.45%, 05/15/2024	830,000	814,155
5.88%, 01/14/2038	289,000	335,886
General Electric Co.
2.70%, 10/09/2022	175,000	169,647
Harris Corp.
3.83%, 04/27/2025	1,820,000	1,829,731
4.85%, 04/27/2035	1,000,000	1,066,047
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/2019 (2)	148,000	155,079
Illinois Tool Works, Inc.
1.95%, 03/01/2019	167,000	166,083
4.88%, 09/15/2041	87,000	101,007
3.90%, 09/01/2042	1,267,000	1,292,097
Ingersoll-Rand Co.
6.39%, 11/15/2027	80,000	90,826
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/2023	329,000	343,151
3.75%, 08/21/2028	1,000,000	992,040
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	360,000	357,027
JB Hunt Transport Services, Inc.
3.85%, 03/15/2024	650,000	654,450
John Deere Capital Co.
1.60%, 07/13/2018	315,000	314,346
1.70%, 01/15/2020	123,000	120,615
2.05%, 03/10/2020	300,000	295,966
2.45%, 09/11/2020	335,000	332,057
2.35%, 01/08/2021	6,033,000	5,938,084
3.15%, 10/15/2021	257,000	257,907
2.70%, 01/06/2023	10,324,000	10,111,379
2.80%, 01/27/2023	373,000	366,427
2.65%, 06/24/2024	1,000,000	958,967
2.80%, 09/08/2027	700,000	658,736
Johnson Controls International Plc
4.25%, 03/01/2021	344,000	354,030
3.75%, 12/01/2021	475,000	482,669
3.63%, 07/02/2024 (8)	161,000	161,249
6.00%, 01/15/2036	107,000	130,411
5.25%, 12/01/2041	722,000	773,849
5.13%, 09/14/2045	205,000	229,579
4.95%, 07/02/2064 (8)	1,380,000	1,382,414
Keysight Technologies, Inc.
4.60%, 04/06/2027	8,000,000	8,233,045
Koninklijke Philips NV
3.75%, 03/15/2022	864,000	884,789
Lockheed Martin Co.
2.50%, 11/23/2020	8,579,000	8,499,263
3.10%, 01/15/2023	346,000	343,798
4.07%, 12/15/2042	462,000	455,306
4.09%, 09/15/2052	695,000	675,337
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,705,000	1,744,316
3.45%, 06/01/2027	811,000	775,075
3.50%, 12/15/2027	9,765,000	9,299,252
6.25%, 05/01/2037	107,000	124,831
MeadWestvaco Co.
7.38%, 09/01/2019	3,300,000	3,495,600
9.75%, 06/15/2020	17,000	19,360
8.20%, 01/15/2030	537,000	722,855
Mexico City Airport Trust
5.50%, 07/31/2047 (2)	410,000	374,125
Norfolk Southern Co.
3.25%, 12/01/2021	570,000	573,426
2.90%, 02/15/2023	294,000	288,581
5.59%, 05/17/2025	6,000	6,703
7.80%, 05/15/2027	1,705,000	2,199,914
3.95%, 10/01/2042	332,000	321,601
4.80%, 08/15/2043	1,273,000	1,361,552
3.94%, 11/01/2047 (2)	2,186,000	2,100,275
4.05%, 08/15/2052 (2)	1,100,000	1,059,378
Northrop Grumman Corp.
2.55%, 10/15/2022	7,089,000	6,867,709
3.20%, 02/01/2027	849,000	816,016
3.25%, 01/15/2028	250,000	238,461
7.75%, 02/15/2031	206,000	280,021
3.85%, 04/15/2045	195,000	181,694
4.03%, 10/15/2047	3,809,000	3,649,798
Nvent Finance Sarl
4.55%, 04/15/2028 (2)	3,625,000	3,639,175
Owens Corning
4.40%, 01/30/2048	3,642,000	3,357,212
Pactiv LLC
7.95%, 12/15/2025	34,000	37,825
Parker-Hannifin Co.
5.50%, 05/15/2018	80,000	80,287
3.30%, 11/21/2024	149,000	147,978
4.45%, 11/21/2044	333,000	355,701
4.10%, 03/01/2047	583,000	594,311
Penske Truck Leasing Co. LP / PTL Finance Corp.
2.88%, 07/17/2018 (2)	431,000	431,169
2.50%, 06/15/2019 (2)	184,000	183,064
3.38%, 02/01/2022 (2)	2,011,000	1,999,482
2.70%, 03/14/2023 (2)	220,000	211,130
3.95%, 03/10/2025 (2)	7,000,000	7,011,271
Pentair Finance SA
2.90%, 09/15/2018	449,000	449,095
Precision Castparts Co.
3.25%, 06/15/2025	880,000	872,565
4.20%, 06/15/2035	75,000	77,768
4.38%, 06/15/2045	415,000	443,827
Raytheon Co.
3.15%, 12/15/2024	378,000	376,615
Republic Services, Inc.
5.25%, 11/15/2021	2,795,000	2,981,047
3.55%, 06/01/2022	496,000	500,844
2.90%, 07/01/2026	245,000	229,466
Rockwell Collins, Inc.
2.80%, 03/15/2022	8,800,000	8,576,205
3.20%, 03/15/2024	409,000	397,382
4.35%, 04/15/2047	259,000	254,818
Roper Technologies, Inc.
3.00%, 12/15/2020	208,000	207,245
Ryder System, Inc.
2.50%, 05/11/2020	1,020,000	1,006,972
2.88%, 09/01/2020	345,000	342,787
Siemens Financieringsmaatschappij NV
2.90%, 05/27/2022 (2)	553,000	547,453
3.13%, 03/16/2024 (2)	800,000	789,634
2.35%, 10/15/2026 (2)	700,000	639,968
4.40%, 05/27/2045 (2)	513,000	553,536
3.30%, 09/15/2046 (2)	400,000	359,728
4.20%, 03/16/2047 (2)	1,190,000	1,244,451
Textron, Inc.
3.65%, 03/01/2021	11,600,000	11,740,638
3.65%, 03/15/2027	5,571,000	5,457,381
Timken Co./The
3.88%, 09/01/2024	1,000,000	992,072
TTX Co.
2.25%, 02/01/2019 (2)	3,375,000	3,360,283
3.60%, 01/15/2025 (2)	2,000,000	1,995,974
3.90%, 02/01/2045 (2)	4,000,000	3,749,208
Tyco Electronics Group SA
2.38%, 12/17/2018	7,025,000	7,007,038
Union Pacific Co.
4.16%, 07/15/2022	213,000	222,392
2.95%, 01/15/2023	149,000	147,905
2.75%, 04/15/2023	240,000	234,839
3.65%, 02/15/2024	142,000	144,899
3.25%, 01/15/2025	200,000	198,397
3.60%, 09/15/2037	163,000	156,704
4.30%, 06/15/2042	165,000	170,338
4.15%, 01/15/2045	300,000	305,452
3.80%, 10/01/2051	116,000	110,374
4.10%, 09/15/2067	200,000	190,873
Union Pacific Railroad Co. 2003 Pass Through Trust
4.70%, 01/02/2024	13,392	13,892
Union Pacific Railroad Co. 2015-1 Pass Through Trust
2.70%, 05/12/2027	651,930	611,121
United Parcel Service of America, Inc.
8.38%, 04/01/2020	243,000	268,598
8.38%, 04/01/2030 (8)	83,000	114,000
United Parcel Service, Inc.
2.45%, 10/01/2022	186,000	181,141
3.75%, 11/15/2047	4,714,000	4,498,071
United Technologies Co.
3.10%, 06/01/2022	524,000	519,575
4.50%, 06/01/2042	693,000	702,800
4.15%, 05/15/2045	785,000	758,513
Vulcan Materials Co
4.70%, 03/01/2048 (2)	2,054,000	2,001,650
Wabtec Corp.
4.38%, 08/15/2023	322,000	325,203
3.45%, 11/15/2026	5,000,000	4,788,616
Waste Management, Inc.
3.13%, 03/01/2025	424,000	411,615
WestRock Co.
3.00%, 09/15/2024 (2)	1,200,000	1,146,734
3.75%, 03/15/2025 (2)	1,300,000	1,296,280
Xylem, Inc./NY
3.25%, 11/01/2026	1,192,000	1,154,460
		237,025,891
Real Estate - 0.03%
American Tower Corp.
3.50%, 01/31/2023	341,000	338,973
3.38%, 10/15/2026	506,000	475,656
HCP, Inc.
3.88%, 08/15/2024	1,981,000	1,963,180
Realty Income Corp.
3.25%, 10/15/2022	1,490,000	1,477,789
Weyerhaeuser Co.
7.38%, 03/15/2032	500,000	659,863
		4,915,461
Technology - 1.12%
Analog Devices, Inc.
3.13%, 12/05/2023	476,000	465,993
4.50%, 12/05/2036	1,020,000	1,034,750
Apple, Inc.
2.04% (3 Month LIBOR USD + 0.250%), 05/03/2018 (1)	790,000	790,099
2.15%, 02/09/2022	1,200,000	1,167,433
2.40%, 05/03/2023	322,000	311,359
3.00%, 02/09/2024	7,719,000	7,628,798
3.45%, 05/06/2024	795,000	802,342
2.85%, 05/11/2024	1,333,000	1,298,186
2.75%, 01/13/2025	1,000,000	961,921
3.20%, 05/13/2025	1,010,000	998,781
2.45%, 08/04/2026	1,111,000	1,029,231
3.35%, 02/09/2027	2,020,000	1,994,255
3.20%, 05/11/2027	743,000	725,508
3.00%, 06/20/2027	1,462,000	1,408,395
2.90%, 09/12/2027	1,643,000	1,562,847
4.50%, 02/23/2036	723,000	791,649
3.45%, 02/09/2045	500,000	460,523
4.65%, 02/23/2046	2,880,000	3,165,823
3.85%, 08/04/2046	6,544,000	6,391,179
3.75%, 09/12/2047	2,300,000	2,218,582
Dell International LLC / EMC Corp.
3.48%, 06/01/2019 (2)	7,485,000	7,518,344
Dell, Inc.
7.10%, 04/15/2028	196,000	215,600
Diamond 1 Finance Co. / Diamond 2 Finance Co.
6.02%, 06/15/2026 (2)	2,361,000	2,541,199
DXC Technology Co.
2.88%, 03/27/2020	5,285,000	5,254,958
4.25%, 04/15/2024	9,435,000	9,685,430
7.45%, 10/15/2029	250,000	304,677
Fidelity National Information Services, Inc.
3.63%, 10/15/2020	2,231,000	2,258,707
3.50%, 04/15/2023	1,281,000	1,280,140
3.88%, 06/05/2024	582,000	588,981
3.00%, 08/15/2026	1,300,000	1,209,756
Fiserv, Inc.
4.63%, 10/01/2020	215,000	222,756
4.75%, 06/15/2021	5,231,000	5,479,389
3.85%, 06/01/2025	5,000,000	5,043,972
Hewlett Packard Corp.
6.00%, 09/15/2041	331,000	352,393
Hewlett Packard Enterprise Corp.
4.40%, 10/15/2022	7,500,000	7,759,771
IBM Credit LLC
2.65%, 02/05/2021	1,200,000	1,193,508
3.00%, 02/06/2023	1,700,000	1,681,514
Intel Corp.
3.30%, 10/01/2021	168,000	170,609
3.10%, 07/29/2022	245,000	245,987
3.70%, 07/29/2025	456,000	465,765
3.15%, 05/11/2027	700,000	684,203
4.00%, 12/15/2032	1,195,000	1,243,019
3.73%, 12/08/2047 (2)	1,035,000	1,005,902
International Business Machines Co.
7.63%, 10/15/2018	872,000	895,487
2.25%, 02/19/2021	1,670,000	1,643,254
6.22%, 08/01/2027	68,000	82,411
6.50%, 01/15/2028	120,000	147,443
Maxim Integrated Products, Inc.
2.50%, 11/15/2018	4,200,000	4,194,506
Microsoft Corp.
2.38%, 05/01/2023	744,000	721,375
2.88%, 02/06/2024	2,068,000	2,030,059
2.40%, 08/08/2026	600,000	558,327
3.30%, 02/06/2027	892,000	884,961
3.50%, 02/12/2035	318,000	314,749
4.20%, 11/03/2035	231,000	247,221
4.10%, 02/06/2037	1,468,000	1,549,898
4.50%, 10/01/2040	125,000	138,436
4.00%, 02/12/2055	1,513,000	1,533,490
4.75%, 11/03/2055	408,000	466,591
3.95%, 08/08/2056	264,000	261,835
4.50%, 02/06/2057	8,636,000	9,446,079
Oracle Co.
5.75%, 04/15/2018	351,000	351,326
5.00%, 07/08/2019	547,000	563,857
2.80%, 07/08/2021	766,000	763,724
2.40%, 09/15/2023	757,000	724,790
3.40%, 07/08/2024	2,000,000	1,999,208
2.95%, 11/15/2024	1,500,000	1,458,843
2.95%, 05/15/2025	2,000,000	1,935,650
4.30%, 07/08/2034	5,981,000	6,307,304
3.90%, 05/15/2035	2,000,000	1,997,001
3.85%, 07/15/2036	800,000	791,409
3.80%, 11/15/2037	15,910,000	15,708,762
6.13%, 07/08/2039	265,000	341,727
5.38%, 07/15/2040	1,021,000	1,222,456
4.38%, 05/15/2055	400,000	414,945
Qualcomm, Inc.
2.60%, 01/30/2023	139,000	133,271
2.90%, 05/20/2024	1,200,000	1,146,976
3.25%, 05/20/2027	1,003,000	952,831
4.30%, 05/20/2047	7,000,000	6,770,350
Texas Instruments, Inc.
1.65%, 08/03/2019	434,000	428,722
TSMC Global Ltd.
1.63%, 04/03/2018 (2)	5,000,000	5,000,000
VMware, Inc.
2.95%, 08/21/2022	2,321,000	2,223,641
Xerox Co.
2.75%, 09/01/2020	1,268,000	1,244,139
		169,211,288
Utilities - 2.67%
AEP Texas, Inc.
3.80%, 10/01/2047	3,715,000	3,521,070
AEP Transmission Co. LLC
4.00%, 12/01/2046	2,020,000	2,016,077
3.75%, 12/01/2047 (2)	2,600,000	2,455,020
Alabama Power Co.
2.80%, 04/01/2025	2,025,000	1,925,043
6.13%, 05/15/2038	219,000	279,847
6.00%, 03/01/2039	89,000	111,989
4.10%, 01/15/2042	233,000	235,268
4.15%, 08/15/2044	205,000	212,730
3.75%, 03/01/2045	182,000	176,175
American Electric Power Co., Inc.
3.20%, 11/13/2027	4,554,000	4,336,719
American Water Capital Co.
3.85%, 03/01/2024	500,000	514,154
3.40%, 03/01/2025	592,000	592,762
6.59%, 10/15/2037	386,000	518,167
4.00%, 12/01/2046	2,350,000	2,357,659
Appalachian Power Co.
6.70%, 08/15/2037	430,000	567,009
4.45%, 06/01/2045	5,123,000	5,439,468
Arizona Public Service Co.
8.75%, 03/01/2019	91,000	95,879
2.20%, 01/15/2020	167,000	165,148
3.35%, 06/15/2024	676,000	676,339
5.05%, 09/01/2041	349,000	400,749
4.50%, 04/01/2042	221,000	238,966
3.75%, 05/15/2046	2,290,000	2,205,136

Atmos Energy Co.
8.50%, 03/15/2019	71,000	74,742
4.15%, 01/15/2043	830,000	869,603
4.13%, 10/15/2044	1,860,000	1,922,433
Avangrid, Inc.
3.15%, 12/01/2024	610,000	591,923
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	509,000	501,645
3.50%, 08/15/2046	375,000	345,025
Berkshire Hathaway Energy Co.
5.75%, 04/01/2018	168,000	168,000
2.40%, 02/01/2020	409,000	405,564
2.38%, 01/15/2021 (2)	5,716,000	5,618,938
3.50%, 02/01/2025	625,000	623,283
6.13%, 04/01/2036	366,000	465,844
Boston Gas Corp.
4.49%, 02/15/2042 (2)	253,000	271,594
Brooklyn Union Gas Co.
4.50%, 03/10/2046 (2)	2,000,000	2,120,148
4.27%, 03/15/2048 (2)	1,100,000	1,136,997
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	717,000	721,730
CenterPoint Energy Resources Co.
4.50%, 01/15/2021	158,000	162,979
3.55%, 04/01/2023	710,000	711,938
China Southern Power Grid International Finance BVI Co Ltd.
3.50%, 05/08/2027 (2)	1,910,000	1,838,833
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (2)	1,333,000	1,273,357
CMS Energy Co.
3.88%, 03/01/2024	550,000	557,004
3.00%, 05/15/2026	110,000	105,368
2.95%, 02/15/2027	348,000	325,437
3.45%, 08/15/2027	350,000	339,314
Comision Federal de Electricidad
4.88%, 05/26/2021 (2)	551,000	566,841
4.88%, 01/15/2024 (2)	1,572,000	1,615,230
Commonwealth Edison Co.
3.65%, 06/15/2046	364,000	343,383
3.75%, 08/15/2047	1,000,000	956,834
4.00%, 03/01/2048	7,177,000	7,199,922
Connecticut Light & Power Co.
5.65%, 05/01/2018	95,000	95,225
3.20%, 03/15/2027	600,000	586,492
4.00%, 04/01/2048	472,000	481,702
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/2027	1,000,000	974,947
5.70%, 06/15/2040	318,000	392,615
3.85%, 06/15/2046	2,940,000	2,868,235
3.88%, 06/15/2047	1,100,000	1,075,466
4.30%, 12/01/2056	3,050,000	3,161,003
Consumers Energy Co.
5.65%, 04/15/2020	144,000	152,234
2.85%, 05/15/2022	155,000	153,250
3.25%, 08/15/2046	190,000	169,709
4.35%, 08/31/2064	191,000	198,579
Delmarva Power & Light Co.
4.00%, 06/01/2042	170,000	171,277
4.15%, 05/15/2045	1,600,000	1,650,525
Dominion Energy, Inc.
2.96%, 07/01/2019 (8)	6,539,000	6,526,524
2.75%, 01/15/2022	529,000	515,206
2.85%, 08/15/2026	304,000	281,545
5.25%, 08/01/2033	1,161,000	1,316,191
7.00%, 06/15/2038	124,000	163,149
4.90%, 08/01/2041	212,000	227,616
Dominion Gas Holdings LLC
2.50%, 12/15/2019	1,528,000	1,513,877
2.80%, 11/15/2020	264,000	261,413
4.60%, 12/15/2044	1,300,000	1,359,690
DTE Energy Co.
2.40%, 12/01/2019	278,000	274,731
2.65%, 06/15/2022	194,000	190,117
3.30%, 06/15/2022	139,000	138,916
3.85%, 12/01/2023	292,000	297,849
3.50%, 06/01/2024	692,000	683,812
3.70%, 03/15/2045	463,000	447,505
Duke Energy Carolinas LLC
5.10%, 04/15/2018	144,000	144,131
4.30%, 06/15/2020	205,000	210,489
3.05%, 03/15/2023	1,000,000	997,866
6.00%, 12/01/2028	235,000	282,994
6.00%, 01/15/2038	161,000	204,572
6.05%, 04/15/2038	72,000	92,144
4.25%, 12/15/2041	141,000	146,384
3.95%, 03/15/2048	2,479,000	2,498,980
Duke Energy Corp.
6.25%, 06/15/2018	1,781,000	1,793,762
3.55%, 09/15/2021	306,000	308,766
3.75%, 09/01/2046	9,300,000	8,415,955
3.95%, 08/15/2047	6,740,000	6,313,849
Duke Energy Florida LLC
5.65%, 06/15/2018	116,000	116,689
2.10%, 12/15/2019	3,293,500	3,276,335
Duke Energy Indiana LLC
3.75%, 05/15/2046	600,000	576,061
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	398,000	405,547
6.35%, 08/15/2038	320,000	428,073
Duke Energy Progress LLC
5.30%, 01/15/2019	206,000	209,672
3.00%, 09/15/2021	372,000	373,042
2.80%, 05/15/2022	335,000	331,817
3.25%, 08/15/2025	158,000	157,149
4.10%, 05/15/2042	217,000	223,280
4.10%, 03/15/2043	181,000	184,790
4.38%, 03/30/2044	132,000	141,808
4.15%, 12/01/2044	129,000	132,208
4.20%, 08/15/2045	325,000	336,795
3.70%, 10/15/2046	506,000	489,883
Edison International
2.95%, 03/15/2023	400,000	388,828
4.13%, 03/15/2028	530,000	533,027
EDP Finance BV
3.63%, 07/15/2024 (2)	700,000	688,561
Electricite de France SA
2.15%, 01/22/2019 (2)	3,558,000	3,541,220
4.75%, 10/13/2035 (2)	5,000,000	5,366,660
6.00%, 01/22/2114 (2)	1,035,000	1,107,474
Emera US Finance LP
3.55%, 06/15/2026	3,895,000	3,717,430
Enel Finance International NV
3.63%, 05/25/2027 (2)	9,280,000	8,832,451
3.50%, 04/06/2028 (2)	900,000	841,782
6.00%, 10/07/2039 (2)	307,000	360,039
4.75%, 05/25/2047 (2)	5,575,000	5,709,244
Entergy Arkansas, Inc.
3.50%, 04/01/2026	307,000	306,047
Entergy Corp.
2.95%, 09/01/2026	310,000	288,340
Entergy Louisiana LLC
2.40%, 10/01/2026	650,000	598,636
3.12%, 09/01/2027	370,000	355,910
3.05%, 06/01/2031	440,000	410,968
4.00%, 03/15/2033	5,704,000	5,811,011
Entergy Mississippi, Inc.
2.85%, 06/01/2028	497,000	463,647
Eversource Energy
2.75%, 03/15/2022	8,563,000	8,390,532
Exelon Co.
3.50%, 06/01/2022	10,180,000	10,079,234
4.95%, 06/15/2035	1,500,000	1,650,031
5.63%, 06/15/2035	597,000	711,742
Exelon Generation Co. LLC
3.40%, 03/15/2022	1,180,000	1,180,638
4.25%, 06/15/2022	313,000	322,128
6.25%, 10/01/2039	300,000	326,742
5.75%, 10/01/2041	192,000	197,257
FirstEnergy Corp.
3.90%, 07/15/2027	2,333,000	2,289,626
4.85%, 07/15/2047	263,000	276,151
FirstEnergy Transmission LLC
5.45%, 07/15/2044 (2)	3,175,000	3,637,885
Florida Power & Light Co.
5.63%, 04/01/2034	57,000	68,768
5.40%, 09/01/2035	700,000	825,367
5.95%, 02/01/2038	103,000	133,488
Fortis, Inc.
3.06%, 10/04/2026	14,914,000	13,812,637
Georgia Power Co.
3.25%, 04/01/2026	147,000	143,167
4.30%, 03/15/2042	2,195,000	2,233,706
Great Plains Energy, Inc.
4.85%, 06/01/2021	156,000	161,478
Hydro-Quebec
9.40%, 02/01/2021	186,000	217,916
8.40%, 01/15/2022	826,000	970,076
8.05%, 07/07/2024	638,000	802,274
Indiana Michigan Power Co.
7.00%, 03/15/2019	112,000	116,211
3.20%, 03/15/2023	991,000	979,526
Israel Electric Corp. Ltd.
9.38%, 01/28/2020 (2)	4,648,000	5,073,339
ITC Holdings Co.
5.30%, 07/01/2043	1,558,000	1,759,173
ITC Holdings Corp.
2.70%, 11/15/2022 (2)	5,908,000	5,730,730
3.35%, 11/15/2027 (2)	4,384,000	4,184,764
Jersey Central Power & Light Co.
7.35%, 02/01/2019	3,758,000	3,890,311
4.70%, 04/01/2024 (2)	10,384,000	11,019,147
4.30%, 01/15/2026 (2)	740,000	761,208
6.15%, 06/01/2037	400,000	494,969
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	445,270	484,688
Kansas City Power & Light Co.
3.15%, 03/15/2023	375,000	370,152
5.30%, 10/01/2041	1,032,000	1,174,569
4.20%, 03/15/2048	500,000	513,912
KeySpan Gas East Corp.
2.74%, 08/15/2026 (2)	538,000	503,460
Korea Gas Co.
4.25%, 11/02/2020 (2)	279,000	284,971
1.88%, 07/18/2021 (2)	588,000	560,880
Korea Hydro & Nuclear Power Co. Ltd.
2.88%, 10/02/2018 (2)	4,000,000	3,995,196
Korea Southern Power Co. Ltd.
3.00%, 01/29/2021 (2)	2,868,000	2,850,264
Massachusetts Electric Co.
4.00%, 08/15/2046 (2)	624,000	618,575
Mega Advance Investments Ltd.
5.00%, 05/12/2021 (2)	591,000	615,586
MidAmerican Energy Co.
3.50%, 10/15/2024	317,000	321,594
3.10%, 05/01/2027	696,000	675,712
Nevada Power Co.
6.50%, 08/01/2018	232,000	235,031
7.13%, 03/15/2019	188,000	195,456
5.38%, 09/15/2040	261,000	314,607
5.45%, 05/15/2041	386,000	467,758
New England Power Co.
3.80%, 12/05/2047 (2)	6,995,000	6,769,246
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (2)	804,000	783,040
NextEra Energy Capital Holdings, Inc.
2.40%, 09/15/2019	487,000	483,286
2.70%, 09/15/2019	4,684,000	4,669,245
3.55%, 05/01/2027	403,000	391,365
Niagara Mohawk Power Co.
4.88%, 08/15/2019 (2)	168,000	172,369
3.51%, 10/01/2024 (2)	258,000	258,601
NiSource, Inc.
3.85%, 02/15/2023	283,000	288,596
6.25%, 12/15/2040	550,000	691,824
5.80%, 02/01/2042	774,000	902,827
3.95%, 03/30/2048	4,480,000	4,202,105
Northern States Power Co./MN
6.25%, 06/01/2036	458,000	595,655
4.13%, 05/15/2044	1,480,000	1,538,740
3.60%, 09/15/2047	2,395,000	2,280,244
Ohio Power Co.
6.05%, 05/01/2018	160,000	160,434
5.38%, 10/01/2021	65,000	69,934
4.15%, 04/01/2048	1,190,000	1,210,489
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	635,000	645,062
7.00%, 09/01/2022	124,000	143,150
Pacific Gas & Electric Co.
3.25%, 09/15/2021	146,000	145,780
2.45%, 08/15/2022	581,000	555,010
3.25%, 06/15/2023	206,000	202,640
3.40%, 08/15/2024	14,420,000	14,137,766
3.50%, 06/15/2025	547,000	533,482
2.95%, 03/01/2026	194,000	181,143
6.05%, 03/01/2034	146,000	173,818
4.50%, 12/15/2041	749,000	749,424
4.45%, 04/15/2042	194,000	192,704
4.75%, 02/15/2044	1,626,000	1,675,644
4.00%, 12/01/2046	358,000	335,028
PacifiCo.
5.65%, 07/15/2018	294,000	297,093
5.50%, 01/15/2019	26,000	26,558
2.95%, 02/01/2022	103,000	103,091
PECO Energy Co.
2.38%, 09/15/2022	578,000	562,848
4.15%, 10/01/2044	353,000	371,155
3.70%, 09/15/2047	2,120,000	2,026,188
Pennsylvania Electric Co.
3.25%, 03/15/2028 (2)	2,386,000	2,244,014
Pepco Holdings LLC
7.45%, 08/15/2032	222,000	284,975
Pinnacle West Capital Corp.
2.25%, 11/30/2020	3,954,000	3,859,286
PNM Resources, Inc.
3.25%, 03/09/2021	165,000	164,801
Potomac Electric Power Corp.
6.50%, 11/15/2037	136,000	181,796
PPL Capital Funding, Inc.
4.00%, 09/15/2047	634,000	610,349
PPL Electric Utilities Co.
2.50%, 09/01/2022	178,000	172,498
4.13%, 06/15/2044	208,000	217,862
Progress Energy, Inc.
7.05%, 03/15/2019	4,553,000	4,724,752
4.40%, 01/15/2021	390,000	400,647
3.15%, 04/01/2022	389,000	385,299
7.75%, 03/01/2031	5,075,000	6,903,446
PSEG Power LLC
5.13%, 04/15/2020	430,000	446,589
3.00%, 06/15/2021	2,310,000	2,301,329
4.15%, 09/15/2021	332,000	339,766
8.63%, 04/15/2031	130,000	171,194
Public Service Co. of Colorado
5.80%, 08/01/2018	28,000	28,309
3.20%, 11/15/2020	120,000	120,924
3.55%, 06/15/2046	353,000	328,053
Public Service Co. of New Hampshire
3.50%, 11/01/2023	101,000	102,007
Public Service Co. of Oklahoma
5.15%, 12/01/2019	143,000	147,878
4.40%, 02/01/2021	203,000	210,916
6.63%, 11/15/2037	649,000	843,919
Public Service Electric & Gas Co.
1.80%, 06/01/2019	85,000	83,935
3.15%, 08/15/2024	1,000,000	993,356
5.38%, 11/01/2039	117,000	138,866
3.60%, 12/01/2047	1,605,000	1,532,660
Puget Energy, Inc.
3.65%, 05/15/2025	1,200,000	1,189,160
RGS I&M Funding Co.
9.82%, 06/07/2022	85,737	98,487
San Diego Gas & Electric Co.
6.00%, 06/01/2026	213,000	246,695
5.35%, 05/15/2040	3,430,000	4,085,289
3.95%, 11/15/2041	310,000	309,251
Sempra Energy
6.15%, 06/15/2018	237,000	239,003
9.80%, 02/15/2019	5,218,000	5,524,307
2.88%, 10/01/2022	361,000	352,926
4.05%, 12/01/2023	10,325,000	10,594,516
3.55%, 06/15/2024	709,000	704,448
3.25%, 06/15/2027	600,000	569,631
6.00%, 10/15/2039	3,872,000	4,731,056
South Carolina Electric & Gas Co.
6.63%, 02/01/2032	500,000	614,136
5.30%, 05/15/2033	225,000	249,210
6.05%, 01/15/2038	400,000	475,610
5.50%, 12/15/2039	250,000	275,719
Southern California Edison Co.
5.50%, 08/15/2018	144,000	145,544
3.88%, 06/01/2021	102,000	104,617
1.85%, 02/01/2022	192,000	189,077
3.50%, 10/01/2023	328,000	331,421
3.65%, 03/01/2028	1,200,000	1,201,790
5.95%, 02/01/2038	67,000	83,753
6.05%, 03/15/2039	253,000	321,256
3.90%, 12/01/2041	392,000	386,872
Southern Co.
2.15%, 09/01/2019	555,000	547,936
3.25%, 07/01/2026	218,000	207,021
Southern Co. Gas Capital Corp.
3.50%, 09/15/2021	530,000	532,925
2.45%, 10/01/2023	230,000	218,289
3.25%, 06/15/2026	225,000	215,647
5.88%, 03/15/2041	1,210,000	1,454,394
4.40%, 06/01/2043	160,000	160,336
3.95%, 10/01/2046	282,000	267,058
Southern Power Co.
5.15%, 09/15/2041	746,000	800,744
Southwest Gas Corp.
3.80%, 09/29/2046	508,000	494,193
Southwestern Electric Power Corp.
6.45%, 01/15/2019	320,000	329,104
Southwestern Public Service Corp.
4.50%, 08/15/2041	350,000	378,810
State Grid Overseas Investment 2013 Ltd.
1.75%, 05/22/2018 (2)	241,000	240,642
State Grid Overseas Investment 2014 Ltd.
2.75%, 05/07/2019 (2)	4,240,000	4,230,876
Talent Yield Investments Ltd.
4.50%, 04/25/2022 (2)	715,000	733,344
Toledo Edison Co./The
6.15%, 05/15/2037	680,000	844,671
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	371,000	358,787
Union Electric Co.
2.95%, 06/15/2027	715,000	683,333
3.65%, 04/15/2045	1,370,000	1,312,757
Virginia Electric & Power Co.
5.40%, 04/30/2018	558,000	559,027
2.95%, 01/15/2022	80,000	79,386
2.75%, 03/15/2023	159,000	155,800
3.45%, 02/15/2024	191,000	191,524
3.50%, 03/15/2027	4,955,000	4,890,179
3.80%, 04/01/2028	2,408,000	2,436,324
4.65%, 08/15/2043	3,500,000	3,800,721
4.45%, 02/15/2044	126,000	133,204
WEC Energy Group, Inc.
1.65%, 06/15/2018	4,043,000	4,034,505
3.55%, 06/15/2025	865,000	859,999
Westar Energy, Inc.
4.13%, 03/01/2042	4,175,000	4,315,434
Wisconsin Electric Power Co.
2.95%, 09/15/2021	27,000	26,802
3.10%, 06/01/2025	285,000	278,840
Xcel Energy, Inc.
4.70%, 05/15/2020	62,000	63,698
2.40%, 03/15/2021	250,000	245,152
3.35%, 12/01/2026	5,105,000	4,950,349
6.50%, 07/01/2036	351,000	454,428
4.80%, 09/15/2041	95,000	104,547
		403,021,201
Total Corporate Bonds (Cost $4,603,303,473)		$4,583,926,680

Government Related - 23.19%
Abu Dhabi Government International Bond
3.13%, 10/11/2027 (2)	$13,720,000	$12,965,400
African Development Bank
8.80%, 09/01/2019	2,720,000	2,939,691
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610,000	635,211
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350,000	2,006,383
Atlanta Independent School System
5.56%, 03/01/2026	535,000	610,200
Bay Area Toll Authority
6.26%, 04/01/2049	1,650,000	2,317,854
Caisse d'Amortissement de la Dette Sociale
2.00%, 03/22/2021 (2)	2,940,000	2,879,483
California Educational Facilities Authority
5.00%, 06/01/2046	1,750,000	2,292,780
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	962,643
California School Finance Authority
5.04%, 07/01/2020	270,000	278,999
Chile Government International Bond
3.86%, 06/21/2047	3,427,000	3,339,611
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850,000	1,923,038
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,650,000	2,136,470
Clark County School District
5.51%, 06/15/2024	3,000,000	3,245,310
Colombia Government International Bond
4.38%, 07/12/2021	1,000,000	1,035,000
4.00%, 02/26/2024	737,000	742,896
4.50%, 01/28/2026	1,192,000	1,231,932
3.88%, 04/25/2027	4,202,000	4,147,374
7.38%, 09/18/2037	2,150,000	2,752,000
5.63%, 02/26/2044	200,000	218,000
5.00%, 06/15/2045	842,000	853,577
Corp. Andina de Fomento
2.00%, 05/10/2019	3,215,000	3,190,694
2.20%, 07/18/2020	390,000	384,977
2.13%, 09/27/2021	6,840,000	6,634,116
4.38%, 06/15/2022	2,735,000	2,867,100
2.75%, 01/06/2023	1,125,000	1,101,139
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	121,468
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875,000	985,416
Eaton Community City School District
5.39%, 08/25/2027	275,000	280,654
Elgin Local School District
5.50%, 08/31/2027	535,000	548,429
Export-Import Bank of India
3.88%, 02/01/2028 (2)	3,480,000	3,371,876
Export-Import Bank of Korea
2.25%, 01/21/2020	1,800,000	1,772,924
Federal Farm Credit Banks
5.13%, 11/15/2018	344,000	350,964
Federal Home Loan Banks
4.00%, 10/24/2029	2,000,000	2,161,316
5.50%, 07/15/2036	1,135,000	1,510,440
Federal Home Loan Mortgage Co.
2.38%, 01/13/2022	9,055,000	8,988,093
6.25%, 07/15/2032	3,428,000	4,666,430
Federal National Mortgage Association
0.00%, 10/09/2019	730,000	704,079
2.38%, 01/19/2023	9,430,000	9,308,202
2.63%, 09/06/2024	4,919,000	4,873,430
1.88%, 09/24/2026	845,000	778,264
6.25%, 05/15/2029	1,285,000	1,668,119
7.13%, 01/15/2030	1,500,000	2,097,774
6.63%, 11/15/2030	2,300,000	3,146,591
Financing Co.
0.00%, 04/06/2018 PO	194,000	193,946
0.00%, 05/11/2018 PO	6,860,000	6,845,703
0.00%, 03/07/2019 PO	205,000	200,920
Finnvera OYJ
2.38%, 06/04/2025 (2)	600,000	570,558
Government Trust Certificate
0.00%, 04/01/2019	1,375,000	1,343,439
Hashemite Kingdom of Jordan Government AID Bond
3.00%, 06/30/2025	2,695,000	2,712,417
Hungary Government International Bond
6.38%, 03/29/2021	1,600,000	1,742,080
Indonesia Government International Bond
5.88%, 01/15/2024 (2)	1,300,000	1,428,440
4.13%, 01/15/2025 (2)	1,325,000	1,334,731
4.35%, 01/11/2048	5,695,000	5,429,795
Iowa Tobacco Settlement Authority
6.50%, 06/01/2023	730,000	742,184
Israel Government AID Bond
0.00%, 11/01/2019 IO	345,000	331,578
0.00%, 09/15/2023	1,837,000	1,573,090
5.50%, 09/18/2023	5,310,000	6,022,125
0.00%, 11/01/2023 IO	413,000	351,605
0.00%, 08/15/2024	1,500,000	1,241,331
0.00%, 11/01/2024	1,000,000	820,565
0.00%, 11/01/2024 PO	17,739,000	14,550,422
0.00%, 11/15/2024	2,299,000	1,882,620
0.00%, 08/15/2025	2,500,000	1,987,234
0.00%, 11/15/2026	258,000	195,863
5.50%, 09/18/2033	619,000	800,368
Japan Bank for International Cooperation
2.25%, 02/24/2020	2,200,000	2,181,172
2.13%, 06/01/2020	1,400,000	1,381,724
2.13%, 07/21/2020	3,800,000	3,746,165
2.13%, 11/16/2020	4,000,000	3,930,834
1.50%, 07/21/2021	4,000,000	3,821,903
Japan Finance Organization for Municipalities
2.00%, 09/08/2020 (2)	2,400,000	2,349,688
2.13%, 04/13/2021 (2)	1,600,000	1,558,216
2.63%, 04/20/2022 (2)	6,000,000	5,899,867
2.13%, 10/25/2023 (2)	3,400,000	3,217,463
Los Angeles Department of Power
6.60%, 07/01/2050	2,400,000	3,569,784
Mexico Government International Bond
4.00%, 10/02/2023	1,576,000	1,613,824
3.60%, 01/30/2025	868,000	856,716
4.13%, 01/21/2026	1,014,000	1,028,196
3.75%, 01/11/2028	3,517,000	3,400,939
4.75%, 03/08/2044	3,680,000	3,578,800
5.55%, 01/21/2045	1,494,000	1,609,486
4.35%, 01/15/2047	42,000	38,383
4.60%, 02/10/2048	4,912,000	4,659,032
5.75%, 10/12/2110	588,000	598,290
New Hampshire Housing Finance Authority
3.05%, 01/01/2021	95,000	95,222
3.75%, 07/01/2034	160,000	161,187
New Jersey Economic Development Authority
7.43%, 02/15/2029	1,047,000	1,294,699
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	3,275,000	3,668,229
6.56%, 12/15/2040	2,425,000	3,083,703
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870,000	8,402,259
New York State Dormitory Authority
5.60%, 03/15/2040	260,000	320,705
New York State Urban Development Corp.
5.84%, 03/15/2040	2,000,000	2,453,000
North American Development Bank
4.38%, 02/11/2020	2,500,000	2,575,290
2.40%, 10/26/2022	2,595,000	2,515,209
North Carolina Housing Finance Agency
3.00%, 01/01/2033	3,665,000	3,631,942
North Carolina State Education Assistance Authority
2.55% (3 Month LIBOR USD + 0.800%), 07/25/2036 (1)	8,600,000	8,536,704
Ohio State University/The
4.05%, 12/01/2056	406,000	415,094
4.80%, 06/01/2111	1,102,000	1,204,519
Panama Government International Bond
4.00%, 09/22/2024	2,810,000	2,884,465
3.75%, 03/16/2025	650,000	654,225
Peruvian Government International Bond
8.75%, 11/21/2033	4,386,000	6,563,649
5.63%, 11/18/2050	190,000	228,475
Port Authority of New York & New Jersey
5.65%, 11/01/2040	1,260,000	1,602,002
5.65%, 11/01/2040	435,000	553,072
4.46%, 10/01/2062	2,065,000	2,259,729
Province of Alberta Canada
2.20%, 07/26/2022	1,975,000	1,915,894
3.30%, 03/15/2028	4,955,000	4,986,509
Province of Manitoba Canada
2.13%, 05/04/2022	2,520,000	2,442,017
2.13%, 06/22/2026	400,000	368,838
Province of Ontario Canada
2.55%, 02/12/2021	1,755,000	1,744,965
2.25%, 05/18/2022	2,320,000	2,254,263
Province of Quebec Canada
7.37%, 03/06/2026 (8)	58,000	73,013
2.75%, 04/12/2027	3,840,000	3,710,467
Republic of South Africa Government International Bond
5.88%, 09/16/2025	403,000	429,175
Residual Funding Co. Principal Strip
0.00%, 10/15/2019 PO	1,377,000	1,329,303
0.00%, 07/15/2020 PO	25,916,000	24,491,863
0.00%, 10/15/2020 PO	8,372,000	7,863,154
0.00%, 01/15/2021 PO	5,455,000	5,088,319
Resolution Funding Corp. Interest Strip
0.00%, 01/15/2026	1,460,000	1,160,252
0.00%, 10/15/2027	1,295,000	966,303
Rhode Island Housing & Mortgage Finance Co./RI
4.00%, 10/01/2023	4,000,000	4,094,400
Romanian Government International Bond
6.75%, 02/07/2022	250,000	277,800
Saudi Government International Bond
2.38%, 10/26/2021 (2)	5,950,000	5,729,850
2.88%, 03/04/2023 (2)	5,560,000	5,349,854
State of California
7.50%, 04/01/2034	9,340,000	13,472,016
7.30%, 10/01/2039	3,064,000	4,468,384
State of Illinois
5.88%, 03/01/2019	2,215,000	2,262,955
5.00%, 11/01/2022	10,340,000	10,807,885
State Public School Building Authority
5.00%, 09/15/2027	1,536,000	1,671,398
Svensk Exportkredit AB
1.75%, 03/10/2021	7,180,000	6,991,483
Tennessee Valley Authority
2.88%, 02/01/2027	600,000	594,858
7.13%, 05/01/2030	1,615,000	2,258,396
5.88%, 04/01/2036	1,357,000	1,851,500
5.50%, 06/15/2038	57,000	76,204
5.25%, 09/15/2039	474,000	621,284
4.63%, 09/15/2060	303,000	373,352
4.25%, 09/15/2065	2,725,000	3,149,318
Tennessee Valley Authority Generic Strip
0.00%, 05/01/2019 IO	1,238,000	1,205,632
0.00%, 07/15/2028 IO	2,000,000	1,423,839
0.00%, 03/15/2032	1,514,000	937,510
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025 PO	1,847,000	1,460,447
0.00%, 06/15/2035 PO	258,000	142,894
Three Rivers Local School District
5.21%, 09/15/2027	285,000	299,036
Tokyo Metropolitan Government
2.00%, 05/17/2021 (2)	2,400,000	2,324,045
2.50%, 06/08/2022 (2)	5,000,000	4,879,855
Turkey Government International Bond
7.00%, 06/05/2020	3,910,000	4,142,762
U.S. Treasury Inflation Indexed Bonds
0.13%, 04/15/2019 (4)	952,038	951,210
1.38%, 01/15/2020 (4)	340,430	347,680
0.13%, 01/15/2022 (4)	2,433,379	2,406,472
1.75%, 01/15/2028 (4)	709,896	779,652
3.63%, 04/15/2028 (4)	1,598,398	2,047,075
2.50%, 01/15/2029 (4)	476,800	564,159
U.S. Treasury Note/Bond
1.50%, 08/31/2018	5,061,000	5,052,538
1.00%, 09/15/2018	420,000	418,343
0.75%, 10/31/2018	85,000	84,402
1.25%, 10/31/2018	1,930,000	1,921,782
1.25%, 12/31/2018	110,000	109,334
1.38%, 12/31/2018	722,000	718,249
1.50%, 01/31/2019	1,050,000	1,044,668
0.75%, 02/15/2019	5,000,000	4,941,406
3.13%, 05/15/2019	10,774,000	10,885,005
1.50%, 05/31/2019	1,360,000	1,349,357
1.00%, 11/30/2019	2,392,000	2,343,151
2.00%, 01/31/2020	36,338,000	36,161,272
8.50%, 02/15/2020	4,750,000	5,297,754
2.25%, 02/29/2020	41,683,000	41,658,802
2.25%, 03/31/2020	25,796,000	25,779,653
3.50%, 05/15/2020	1,300,000	1,331,157
1.50%, 05/31/2020	2,375,000	2,333,305
1.63%, 06/30/2020	1,500,000	1,476,589
2.63%, 08/15/2020	3,709,000	3,731,779
8.75%, 08/15/2020	6,304,000	7,233,814
1.38%, 08/31/2020	10,000,000	9,769,625
2.13%, 08/31/2020	2,032,000	2,020,903
2.63%, 11/15/2020	4,596,000	4,623,986
1.63%, 11/30/2020	20,000,000	19,610,853
2.00%, 11/30/2020	1,000,000	990,268
1.38%, 01/31/2021	15,000,000	14,580,873
2.25%, 02/15/2021	12,981,000	12,929,062
3.63%, 02/15/2021	1,961,000	2,027,756
7.88%, 02/15/2021	900,000	1,037,607
1.13%, 02/28/2021	7,772,000	7,493,790
2.38%, 03/15/2021	23,145,000	23,130,951
1.25%, 03/31/2021	1,996,000	1,929,531
1.38%, 04/30/2021	13,375,000	12,962,447
2.25%, 04/30/2021	1,800,000	1,791,231
3.13%, 05/15/2021	4,592,000	4,686,559
8.13%, 05/15/2021	1,718,000	2,011,854
2.13%, 06/30/2021	12,995,000	12,865,079
1.13%, 07/31/2021	5,374,000	5,146,450
2.13%, 08/15/2021	2,805,000	2,773,978
1.13%, 09/30/2021	11,010,000	10,515,324
2.13%, 09/30/2021	14,190,000	14,024,651
1.25%, 10/31/2021	1,192,000	1,142,163
2.00%, 10/31/2021	15,000,000	14,755,422
8.00%, 11/15/2021	4,414,000	5,256,773
1.75%, 11/30/2021	10,000	9,743
2.00%, 12/31/2021	39,575,000	38,865,968
1.50%, 01/31/2022	1,250,000	1,204,408
1.88%, 01/31/2022	15,535,000	15,179,538
1.75%, 03/31/2022	62,350,000	60,572,070
1.88%, 03/31/2022	45,459,000	44,359,805
1.88%, 04/30/2022	72,067,000	70,267,457
1.75%, 06/30/2022	4,994,000	4,838,772
2.13%, 06/30/2022	2,000,000	1,967,673
2.00%, 07/31/2022	8,500,000	8,316,048
1.63%, 08/31/2022	23,919,000	23,006,898
1.88%, 09/30/2022	50,727,000	49,279,485
2.00%, 10/31/2022	17,944,000	17,517,971
2.00%, 11/30/2022	28,103,000	27,422,259
2.13%, 12/31/2022	71,144,000	69,748,367
1.75%, 01/31/2023	12,000,000	11,556,293
2.38%, 01/31/2023	20,446,000	20,271,315
2.00%, 02/15/2023	500,000	487,036
2.63%, 02/28/2023	99,284,000	99,551,422
2.50%, 03/31/2023	67,752,000	67,518,296
1.63%, 04/30/2023	20,250,000	19,326,639
1.75%, 05/15/2023	109,000,000	104,625,276
2.50%, 08/15/2023	9,000,000	8,954,156
1.38%, 08/31/2023	12,000,000	11,256,948
2.75%, 02/15/2024	1,000,000	1,005,937
2.50%, 05/15/2024	84,725,000	83,975,109
2.00%, 06/30/2024	13,760,000	13,234,510
2.38%, 08/15/2024	38,380,000	37,711,200
2.25%, 11/15/2024	20,000,000	19,466,726
2.13%, 11/30/2024	25,415,000	24,544,703
2.25%, 12/31/2024	24,100,000	23,445,834
2.00%, 02/15/2025	15,000,000	14,344,314
2.75%, 02/28/2025	27,203,000	27,301,275
2.13%, 05/15/2025	26,950,000	25,937,702
2.25%, 11/15/2025	92,145,000	89,133,982
1.63%, 05/15/2026	24,145,000	22,193,661
1.50%, 08/15/2026	12,739,000	11,555,079
2.00%, 11/15/2026	86,236,000	81,274,462
2.38%, 05/15/2027	5,211,000	5,052,049
2.25%, 08/15/2027	9,802,000	9,391,497
2.25%, 11/15/2027	21,170,000	20,263,292
2.75%, 02/15/2028	49,013,000	49,001,005
5.50%, 08/15/2028	1,312,000	1,635,292
5.25%, 11/15/2028	67,000	82,258
4.75%, 02/15/2037	37,619,000	48,083,196
5.00%, 05/15/2037	8,604,000	11,324,436
4.38%, 02/15/2038	10,000,000	12,285,246
3.50%, 02/15/2039	98,799,100	108,367,099
4.25%, 05/15/2039	6,800,000	8,260,759
4.50%, 08/15/2039	4,706,000	5,909,078
4.38%, 11/15/2039	7,900,000	9,765,625
4.63%, 02/15/2040	3,000,000	3,832,240
4.38%, 05/15/2040	7,600,000	9,405,123
3.88%, 08/15/2040	4,380,000	5,064,600
4.25%, 11/15/2040	4,500,000	5,484,191
4.75%, 02/15/2041	3,500,000	4,562,147
4.38%, 05/15/2041	1,500,000	1,863,529
2.75%, 11/15/2042	1,200,000	1,155,927
3.13%, 02/15/2043	12,400,000	12,756,656
2.88%, 05/15/2043	185,015,000	181,997,864
3.63%, 08/15/2043 (9)	28,260,000	31,574,814
3.75%, 11/15/2043	48,220,000	54,970,340
3.00%, 11/15/2044	1,425,000	1,431,473
2.50%, 02/15/2045	11,800,000	10,751,049
3.00%, 05/15/2045	52,405,000	52,623,762
2.88%, 08/15/2045	9,580,000	9,387,852
3.00%, 11/15/2045	11,563,000	11,603,433
2.50%, 05/15/2046	8,067,000	7,319,725
2.88%, 11/15/2046	17,550,000	17,174,137
3.00%, 02/15/2047	24,623,000	24,700,594
3.00%, 05/15/2047	13,861,000	13,898,660
2.75%, 08/15/2047	16,887,000	16,104,123
2.75%, 11/15/2047	42,021,000	40,082,515
U.S. Treasury Strip Coupon
0.00%, 08/15/2018	10,000,000	9,932,734
0.00%, 05/15/2019	16,918,000	16,530,156
0.00%, 08/15/2019	15,757,000	15,291,658
0.00%, 02/15/2020	8,378,000	8,039,794
0.00%, 05/15/2020	17,015,000	16,224,196
0.00%, 08/15/2020	34,113,000	32,252,490
0.00%, 02/15/2021	14,550,000	13,588,648
0.00%, 05/15/2021	14,843,000	13,756,677
0.00%, 08/15/2021	9,469,000	8,717,913
0.00%, 11/15/2021	11,144,000	10,187,361
0.00%, 02/15/2022	33,917,000	30,761,043
0.00%, 05/15/2022	18,154,000	16,347,629
0.00%, 08/15/2022	12,500,000	11,177,703
0.00%, 11/15/2022	17,400,000	15,450,133
0.00%, 02/15/2023	61,562,000	54,191,663
0.00%, 05/15/2023	30,855,000	26,957,171
0.00%, 08/15/2023	22,550,000	19,553,335
0.00%, 11/15/2023	9,300,000	8,003,280
0.00%, 02/15/2024	6,124,000	5,234,939
0.00%, 05/15/2024	1,322,000	1,121,715
0.00%, 08/15/2024	1,834,000	1,544,065
0.00%, 11/15/2024	6,105,000	5,102,812
0.00%, 02/15/2025	799,000	661,844
0.00%, 05/15/2025	3,279,000	2,697,018
0.00%, 08/15/2025	16,360,000	13,334,301
0.00%, 02/15/2026	1,000,000	803,701
0.00%, 05/15/2026	3,801,000	3,033,127
0.00%, 08/15/2026	1,681,000	1,330,201
0.00%, 11/15/2026	10,222,000	8,026,225
0.00%, 02/15/2027	20,416,000	15,917,740
0.00%, 05/15/2027	1,866,000	1,443,063
0.00%, 08/15/2027	4,314,000	3,309,908
0.00%, 11/15/2027	7,702,000	5,862,995
0.00%, 02/15/2028	7,769,000	5,865,696
0.00%, 05/15/2028	3,071,000	2,301,097
0.00%, 08/15/2028	6,918,000	5,143,248
0.00%, 11/15/2028	7,540,000	5,564,695
0.00%, 02/15/2029	7,537,000	5,512,186
0.00%, 05/15/2029	1,330,000	967,449
0.00%, 08/15/2029	4,738,000	3,420,677
0.00%, 11/15/2029	21,999,000	15,753,359
0.00%, 02/15/2030	15,187,000	10,793,832
0.00%, 05/15/2030	8,464,000	5,962,039
0.00%, 08/15/2030	13,772,000	9,634,996
0.00%, 11/15/2030	11,064,000	7,679,129
0.00%, 02/15/2031	25,688,000	17,700,443
0.00%, 05/15/2031	19,225,000	13,162,780
0.00%, 08/15/2031	16,262,000	11,040,956
0.00%, 11/15/2031	13,399,000	9,021,390
0.00%, 02/15/2032	20,909,000	13,959,547
0.00%, 05/15/2032	24,453,000	16,202,945
0.00%, 08/15/2032	10,925,000	7,176,516
0.00%, 11/15/2032	14,612,000	9,524,122
0.00%, 02/15/2033	10,000,000	6,475,918
0.00%, 05/15/2033	10,845,000	6,966,396
0.00%, 08/15/2033	4,212,000	2,684,934
0.00%, 11/15/2033	13,216,000	8,362,725
0.00%, 02/15/2034	17,759,000	11,131,874
0.00%, 05/15/2034	31,500,000	19,609,963
0.00%, 08/15/2034	6,895,000	4,258,851
0.00%, 11/15/2034	3,492,000	2,140,749
0.00%, 02/15/2035	1,824,000	1,109,778
0.00%, 05/15/2035	1,920,000	1,159,701
0.00%, 08/15/2035	175,000	104,926
0.00%, 05/15/2036	121,000	70,785
0.00%, 08/15/2041	1,225,000	607,431
U.S. Treasury Strip Principal
0.00%, 05/15/2019	3,360,000	3,279,184
0.00%, 08/15/2019	500,000	484,735
0.00%, 11/15/2019	7,500,000	7,231,683
0.00%, 02/15/2020	17,030,000	16,319,152
0.00%, 05/15/2044	16,765,000	7,679,443
0.00%, 05/15/2045	5,605,000	2,485,570
University of Missouri
5.96%, 11/01/2039	3,445,000	4,271,800
University of Texas System
5.00%, 08/15/2047	3,825,000	4,888,962
University of Virginia
4.18%, 09/01/2117	1,540,000	1,541,571
Uruguay Government International Bond
5.10%, 06/18/2050	5,555,000	5,693,875
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	267,466
Westlake City School District
5.23%, 12/01/2026	430,000	434,420
Total Government Related (Cost $3,522,414,272)		$3,504,638,413
Mortgage-Backed Obligations - 32.77%
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033	$2,817,558	$2,824,990
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034	749,051	766,416
Alternative Loan Trust 2004-8CB
2.14% (1 Month LIBOR USD + 0.270%), 06/25/2034 (1)	2,536,078	2,539,984
Alternative Loan Trust 2005-1CB
5.23% (1 Month LIBOR USD + 7.100%), 03/25/2035 IO (1)	213,923	29,194
Alternative Loan Trust 2005-20CB
2.88% (1 Month LIBOR USD + 4.750%), 07/25/2035 IO (1)	719,443	65,473
Alternative Loan Trust 2005-22T1
3.20% (1 Month LIBOR USD + 5.070%), 06/25/2035 IO (1)	740,632	72,098
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035	301,391	291,015
6.00%, 08/25/2035	9,817	7,753
Alternative Loan Trust 2005-37T1
3.18% (1 Month LIBOR USD + 5.050%), 09/25/2035 IO (1)	2,453,059	260,756
Alternative Loan Trust 2005-50CB
5.00%, 11/25/2020	26,003	26,061
Alternative Loan Trust 2005-54CB
2.98% (1 Month LIBOR USD + 4.850%), 11/25/2035 IO (1)	1,198,085	111,912
5.50%, 11/25/2035	303,257	288,276
5.50%, 11/25/2035	4,022	4,005
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035	127,515	126,834
Alternative Loan Trust 2005-J1
3.23% (1 Month LIBOR USD + 5.100%), 02/25/2035 IO (1)	167,056	4,422
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036	79,754	65,107
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022	13,737	13,796
Alternative Loan Trust 2006-7CB
5.25%, 05/25/2021	79,208	77,783
Alternative Loan Trust 2006-J5
4.39%, 07/25/2021 (3)	31,260	30,130
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035 (2)(3)	10,778	11,086
Angel Oak Mortgage Trust LLC 2015-1
4.50%, 11/25/2045 (2)(3)	156,499	155,688
ASG Resecuritization Trust 2009-3
3.06%, 03/26/2037 (2)(3)	49,764	49,721
ASG Resecuritization Trust 2011-1
3.69%, 11/28/2035 (2)(3)	120,325	120,228
6.00%, 09/28/2036 (2)	289,491	229,013
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049 (2)	9,100,000	8,784,832
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/12/2030 (2)	809,000	801,355
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.21%, 08/15/2046 (2)(3)	1,200,000	1,128,645
BAMLL Re-REMIC Trust 2014-FRR5
0.00%, 06/27/2045 (2)	6,300,000	4,858,131
BAMLL Re-REMIC Trust 2015-FRR11
1.82%, 09/27/2044 (2)(3)	3,904,000	3,847,068
Banc of America Alternative Loan Trust 2004-11
5.50%, 12/25/2019	2,781	2,796
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2019 PO	4,184	4,003
Banc of America Alternative Loan Trust 2005-10
5.25%, 11/25/2020	10,453	10,492
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035	14,544	14,036
Banc of America Alternative Loan Trust 2005-2
5.50%, 03/25/2020	6,217	6,210
5.50%, 03/25/2035	9,151	9,093
Banc of America Alternative Loan Trust 2005-4
5.50%, 05/25/2020	36,212	35,911
Banc of America Alternative Loan Trust 2005-5
5.50%, 06/25/2035	47,565	44,976
Banc of America Alternative Loan Trust 2005-9
5.50%, 10/25/2035	20,665	20,579
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046	46,599	42,909
Banc of America Alternative Loan Trust 2007-1
5.66%, 04/25/2022 (3)	47,535	47,526
Banc of America Commercial Mortgage Trust 2006-5
0.19%, 09/10/2047 IO (2)(3)	552,600	393
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034 PO	34,062	28,627
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034	2,809,679	2,990,455
Banc of America Funding 2004-C Trust
3.88%, 12/20/2034 (3)	80,004	80,301
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035	33,468	32,335
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035 PO	32,972	27,352
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036 PO	12,216	9,216
Banc of America Funding 2005-C Trust
2.06% (1 Month LIBOR USD + 0.240%), 05/20/2035 (1)	3,569,675	3,524,715
Banc of America Funding 2005-E Trust
3.68%, 03/20/2035 (3)	51,499	52,126
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036 PO	21,385	16,963
Banc of America Merrill Lynch Commercial Mortgage, Inc.
0.07%, 10/10/2045 IO (2)(3)	3,085,845	16
Banc of America Mortgage 2003-C Trust
3.92%, 04/25/2033 (3)	19,981	20,271
Banc of America Mortgage 2004-J Trust
3.75%, 11/25/2034 (3)	65,764	65,843
Banc of America Mortgage Trust 2004-9
0.00%, 09/25/2032 PO	106	97
6.50%, 09/25/2032	23,733	24,663
BANK 2017-BNK4
3.63%, 05/15/2050	3,315,000	3,333,480
BANK 2017-BNK8
3.49%, 11/15/2050	7,150,000	7,131,255
BANK 2017-BNK9
3.54%, 11/15/2054	4,550,000	4,541,397
BB-UBS Trust
2.89%, 06/05/2030 (2)	568,000	554,801
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036 (2)	4,602,000	4,573,307
BCAP LLC 2009-RR5 Trust
5.50%, 11/26/2034 (2)(3)	119,523	122,167
BCAP LLC 2010-RR7 Trust
3.61%, 07/26/2045 (2)(3)	721,655	712,806
BCAP LLC 2012-RR10-I Trust
1.85%, 02/26/2037 (2)(3)	56,500	56,497
Bear Stearns ALT-A Trust 2005-2
2.37% (1 Month LIBOR USD + 0.500%), 03/25/2035 (1)	77,809	77,731
Bear Stearns ALT-A Trust 2005-7
2.41% (1 Month LIBOR USD + 0.540%), 08/25/2035 (1)	2,783,171	2,784,543
Bear Stearns ARM Trust 2003-2
3.61%, 01/25/2033 (2)(3)	130,815	132,563
Bear Stearns ARM Trust 2003-7
3.29%, 10/25/2033 (3)	10,456	10,388
Bear Stearns ARM Trust 2004-2
3.78%, 05/25/2034 (3)	70,815	71,157
Bear Stearns ARM Trust 2006-1
3.67% (1 Year CMT Rate + 2.250%), 02/25/2036 (1)	326,063	327,297
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034	31,599	31,552
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.42%, 12/11/2038 IO (2)(3)	804,891	2,922
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.01%, 01/12/2045 IO (2)(3)	13,091,360	8,365
Benchmark 2018-B1 Mortgage Trust
3.76%, 04/10/2051	16,800,000	17,095,388
CD 2006-CD3 Mortgage Trust
0.50%, 10/15/2048 IO (2)(3)	3,182,107	32,058
CD 2007-CD4 Commercial Mortgage Trust
0.44%, 12/11/2049 IO (2)(3)	467,105	1,530
Chase Mortgage Finance Trust Series 2006-A1
3.65%, 09/25/2036 (3)	182,359	182,713
Chase Mortgage Finance Trust Series 2007-A1
3.65%, 02/25/2037 (3)	82,110	81,430
3.68%, 02/25/2037 (3)	127,815	128,950
3.68%, 02/25/2037 (3)	15,977	16,080
3.71%, 02/25/2037 (3)	64,071	63,873
Chase Mortgage Finance Trust Series 2007-A2
3.61%, 07/25/2037 (3)	80,711	82,025
3.68%, 07/25/2037 (3)	51,933	51,985
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032 PO	16,554	15,047
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034	35,820	36,648
5.75%, 04/25/2034	24,405	25,154
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034	177,429	179,949
CHL Mortgage Pass-Through Trust 2004-7
3.54%, 06/25/2034 (3)	11,833	11,952
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2019	12,883	12,991
CHL Mortgage Pass-Through Trust 2004-HYB1
3.41%, 05/20/2034 (3)	18,522	18,641
CHL Mortgage Pass-Through Trust 2004-HYB3
3.16%, 06/20/2034 (3)	104,111	104,104
CHL Mortgage Pass-Through Trust 2004-HYB6
3.51%, 11/20/2034 (3)	54,782	55,822
CHL Mortgage Pass-Through Trust 2004-J8
4.75%, 11/25/2019	1,486	1,494
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035	28,417	27,491
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035	14,793	14,517
CHL Mortgage Pass-Through Trust 2005-22
3.47%, 11/25/2035 (3)	199,234	178,459
CIM Trust 2017-8
3.00%, 12/25/2065 (2)(3)	12,223,033	12,201,945
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2021	6,621	6,781
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036	69,820	70,109
Citigroup Commercial Mortgage Trust
2.94%, 05/10/2049	10,100,000	9,738,797
Citigroup Commercial Mortgage Trust 2013-GC17
4.13%, 11/10/2046	1,376,000	1,433,754
Citigroup Commercial Mortgage Trust 2014-GC19
3.75%, 03/10/2047	7,125,000	7,288,158
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047	6,920,000	7,010,538
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047	12,300,000	12,316,972
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048	10,000,000	9,694,417
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/10/2049	13,750,000	13,321,392
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049 (3)	2,472,000	2,510,223
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050	16,000,000	15,895,448
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050	21,000,000	20,451,602
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051	22,000,000	22,334,270
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 12/25/2018 PO	221	191
3.95%, 04/25/2032 (2)(3)	18,894	18,725
7.00%, 06/25/2033 (3)	22,045	22,334
3.74%, 09/25/2033 (3)	102,040	103,022
Citigroup Mortgage Loan Trust 2009-10
3.34%, 09/25/2033 (2)(3)	323,428	328,156
7.00%, 12/25/2035 (2)(3)	118,022	119,733
Citigroup Mortgage Loan Trust 2009-5
6.00%, 06/25/2036 (2)(3)	44,066	44,125
Citigroup Mortgage Loan Trust 2009-8
6.00%, 11/25/2036 (2)	17,148	17,202
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058 (2)(3)	467,670	484,881
Citigroup Mortgage Loan Trust, Inc.
0.00%, 12/25/2018 PO	3,201	3,191
0.00%, 12/25/2018 PO	313	312
5.50%, 12/25/2018	11,347	11,348
0.00%, 09/25/2033 PO	5,646	5,252
7.00%, 09/25/2033	7,419	7,518
0.00%, 10/25/2033 PO	6,994	6,071
5.25%, 10/25/2033	39,259	39,812
2.63% (1 Month LIBOR USD + 0.760%), 12/25/2033 (1)	24,044	23,938
3.29%, 08/25/2034 (3)	38,888	38,025
2.93%, 02/25/2035 (3)	30,074	26,348
5.50%, 05/25/2035	148,541	152,565
3.97%, 08/25/2035 (3)	86,164	72,104
5.50%, 11/25/2035	9,261	9,266
6.00%, 11/25/2035	3,528,923	3,603,226
COBALT CMBS Commercial Mortgage Trust 2006-C1
0.71%, 08/15/2048 IO (3)	1,058,362	11,642
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/15/2045	3,820,528	3,848,140
COMM 2012-CCRE2 Mortgage Trust
1.66%, 08/15/2045 IO (3)	2,843,019	167,757
3.15%, 08/15/2045	9,614,464	9,591,855
COMM 2013-300P Mortgage Trust
4.35%, 08/12/2030 (2)	516,000	542,157
COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046	4,125,000	4,266,284
COMM 2013-CCRE11 Mortgage Trust
3.98%, 08/10/2050	4,087,000	4,230,410
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046	9,277,000	9,519,770
COMM 2013-CCRE7 Mortgage Trust
3.21%, 03/10/2046	1,802,000	1,806,921
COMM 2013-CCRE8 Mortgage Trust
3.61%, 06/10/2046 (3)	331,665	337,693
COMM 2013-CCRE9 Mortgage Trust
4.02%, 07/10/2045	4,000,000	4,139,678
4.24%, 07/10/2045 (3)	3,191,459	3,350,196
COMM 2013-SFS Mortgage Trust
2.99%, 04/13/2035 (2)(3)	708,000	694,171
COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/10/2047	5,582,606	5,596,940
COMM 2014-CCRE16 Mortgage Trust
4.05%, 04/10/2047	2,369,000	2,458,092
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047	17,369,300	17,814,998
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047	12,000,000	11,976,362
COMM 2014-PAT Mortgage Trust
2.52% (1 Month LIBOR USD + 0.800%), 08/13/2027 (1) (2)	1,649,000	1,649,009
COMM 2014-TWC Mortgage Trust
2.57% (1 Month LIBOR USD + 0.850%), 02/13/2032 (1) (2)	3,250,000	3,252,064
3.32% (1 Month LIBOR USD + 1.600%), 02/13/2032 (1) (2)	1,000,000	1,000,955
COMM 2014-UBS4 Mortgage Trust
2.96%, 08/10/2047	11,000,000	11,024,152
COMM 2015-3BP Mortgage Trust
3.18%, 02/10/2035 (2)	49,000	48,281
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048	7,500,000	7,503,443
3.70%, 08/10/2055	770,833	782,801
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048	13,200,000	13,212,538
3.76%, 08/10/2048	2,437,000	2,476,922
COMM 2015-LC23 Mortgage Trust
3.77%, 10/10/2048	3,498,000	3,552,642
Commercial Mortgage Trust
2.94%, 01/10/2046	2,751,000	2,719,446
Commercial Mortgage Trust 2006-GG7
5.74%, 07/10/2038 (3)	107,100	107,103
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.00%, 01/15/2049 IO (2)(3)	2,549,258	14
Credit Suisse First Boston Mortgage Securities Co.
4.50%, 10/25/2018	178	178
5.00%, 10/25/2018	2,643	2,641
0.00%, 08/25/2019 PO	270	270
5.25%, 08/25/2019	20,081	20,192
6.74%, 02/25/2033 (3)	92,323	93,240
3.45%, 06/25/2033 (3)	34,760	34,456
5.25%, 07/25/2033	2,239,719	2,274,867
5.25%, 09/25/2033	76,823	78,913
0.00%, 10/25/2033 PO	53,199	46,591
5.25%, 11/25/2033	111,249	112,570
5.25%, 11/25/2033	50,918	51,542
5.75%, 11/25/2033	320,852	330,742
5.50%, 09/25/2034	75,504	78,729
5.50%, 12/25/2034	127,593	133,196
0.00%, 10/25/2035 PO	20,634	16,065
5.50%, 10/25/2035 IO	269,497	3,752
0.00%, 11/25/2035 PO	13,429	9,364
Credit Suisse First Boston Mortgage Securities Corp.
3.61%, 03/25/2034 (3)	2,400,455	2,449,227
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048	7,500,000	7,575,284
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/15/2049	3,345,000	3,322,436
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050	15,525,000	14,981,648
CSMC 2014-USA OA LLC
4.37%, 09/17/2037 (2)	3,000,000	2,880,660
CSMC 2017-6R 1A1 Mortgage Trust
3.12%, 03/06/2047	6,171,045	6,208,197
CSMC Series 2010-17R
3.45%, 06/26/2036 (2)(3)	107,169	107,822
DBJPM 16-C1 Mortgage Trust
3.02%, 05/10/2049	15,000,000	14,568,564
DBUBS 2011-LC2 Mortgage Trust
1.11%, 07/10/2044 IO (2)(3)	2,381,507	65,593
Deephaven Residential Mortgage Trust 2017-1
3.49%, 12/26/2046 (2)(3)	1,093,985	1,093,801
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1
5.65%, 02/25/2020 (3)	32,728	32,801
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3
3.50%, 06/25/2020 (3)	50,794	49,037
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-1
0.00%, 10/25/2018 PO	283	282
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4
6.15%, 04/25/2034 (3)	462	469
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039 (3)	92,403	100,507
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040	141,853	160,245
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042	148,083	168,572
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044	40,232	45,114
Fannie Mae Grantor Trust 2004-T2
4.03%, 07/25/2043 (3)	163,621	172,291
7.50%, 11/25/2043	271,018	308,918
Fannie Mae Grantor Trust 2004-T3
10.37%, 01/25/2044 (3)	33,781	39,348
6.50%, 02/25/2044	388,252	433,619
7.00%, 02/25/2044	165,456	187,961
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027	6,544,420	6,336,726
Fannie Mae Interest Strip
4.50%, 07/25/2018 IO	168	0
4.50%, 08/25/2018 IO	754	1
5.50%, 08/25/2018 IO	11	0
10.50%, 03/25/2019 IO	9	0
4.50%, 11/25/2020 IO	1,504	41
7.50%, 04/25/2023 IO	981	129
9.00%, 03/25/2024	827	940
0.00%, 09/25/2024 PO	75,282	70,560
0.00%, 01/25/2033 PO	11,848	10,526
5.00%, 12/25/2033 IO (3)	16,095	3,226
5.50%, 05/25/2036 IO	61,533	13,841
5.50%, 08/25/2036 IO	41,260	9,435
5.50%, 04/25/2037 IO	18,318	3,212
6.00%, 01/25/2038 IO	41,500	8,165
2.37% (1 Month LIBOR USD + 0.500%), 08/25/2042 (1)	870,859	880,509
2.42% (1 Month LIBOR USD + 0.550%), 08/25/2042 (1)	2,251,791	2,275,907
Fannie Mae Pass-Thru 2nd Lien Mult
0.00%, 06/01/2028	3,173,091	3,115,631
Fannie Mae Pool
5.00%, 04/01/2018	31	31
4.50%, 05/01/2018	5	5
5.00%, 05/01/2018	10	10
5.00%, 05/01/2018	261	265
6.00%, 05/01/2018	36	36
3.74%, 06/01/2018	319,993	319,529
4.50%, 06/01/2018	395	398
5.00%, 06/01/2018	928	942
5.00%, 06/01/2018	1,096	1,114
5.00%, 06/01/2018	128	130
5.00%, 07/01/2018	2,380	2,417
4.50%, 08/01/2018	606	610
5.00%, 08/01/2018	1,479	1,502
5.00%, 09/01/2018	1,533	1,557
4.50%, 10/01/2018	852	858
5.00%, 10/01/2018	1,547	1,571
5.00%, 10/01/2018	1,470	1,493
4.50%, 11/01/2018	3,425	3,450
5.00%, 11/01/2018	5,897	5,989
5.00%, 11/01/2018	491	498
5.00%, 11/01/2018	2,724	2,767
3.04%, 12/01/2018	1,238,000	1,239,471
5.00%, 12/01/2018	22	22
5.00%, 12/01/2018	4,509	4,580
9.50%, 12/01/2018	139	139
2.00% (11th District Cost of Funds Index + 1.250%), 01/01/2019 (1)	68	68
3.38% (1 Year CMT Rate + 1.750%), 03/01/2019 (1)	63	63
4.50%, 03/01/2019	4,416	4,449
6.00%, 03/01/2019	964	967
3.50%, 04/01/2019	5,896	6,015
5.00%, 04/01/2019	12,796	12,997
5.00%, 04/01/2019	463	471
10.50%, 04/15/2019	479	483
2.19%, 05/01/2019	915,266	910,076
4.50%, 05/01/2019	1,288	1,297
4.50%, 06/01/2019	11,284	11,368
1.94%, 07/01/2019	1,250,234	1,238,163
2.37%, 07/01/2019	1,548,000	1,544,196
5.50%, 07/01/2019	13,580	13,686
6.00%, 07/01/2019	22	22
2.03%, 08/01/2019	239,717	238,219
2.88% (H15T2Y + 2.125%), 08/01/2019 (1)	25	25
5.50%, 08/01/2019	12,678	12,787
5.00%, 09/01/2019	483	491
5.50%, 09/01/2019	14,158	14,308
5.00%, 10/01/2019	2,614	2,669
6.00%, 10/01/2019	1,274	1,285
4.13%, 11/01/2019	877,000	895,307
4.50%, 11/01/2019	9,793	9,866
4.50%, 11/01/2019	4,818	4,854
4.50%, 11/01/2019	2,104	2,120
1.47%, 12/01/2019	769,794	753,841
1.69%, 12/01/2019	1,032,000	1,013,774
4.18%, 12/01/2019	446,488	457,047
4.26%, 12/01/2019	920,146	943,114
4.50%, 12/01/2019	6,951	7,003
4.50%, 12/01/2019	1,286,267	1,316,395
4.28%, 01/01/2020	1,396,502	1,427,645
4.54%, 01/01/2020	317,155	326,383
5.50%, 01/01/2020	18,435	18,640
4.37%, 02/01/2020	1,032,618	1,061,801
4.40%, 02/01/2020	6,347,000	6,511,881
4.40%, 02/01/2020	289,000	296,398
5.50%, 03/01/2020	1,427	1,435
6.00%, 03/01/2020	3,424	3,466
4.00%, 04/01/2020	1,887	1,902
4.38%, 04/01/2020	1,411,844	1,454,873
2.01%, 06/01/2020	9,288,000	9,145,635
5.50%, 06/01/2020	7,657	7,735
5.50%, 06/01/2020	5,344	5,360
3.74%, 07/01/2020	540,778	552,247
3.93%, 07/01/2020	1,414,406	1,447,560
3.95%, 07/01/2020	826,000	844,300
4.07%, 07/01/2020	3,006,552	3,085,473
5.50%, 07/01/2020	2,183	2,193
3.89%, 08/01/2020	1,168,676	1,195,876
3.96%, 08/01/2020	944,803	968,336
6.50%, 08/01/2020	1,628	1,655
3.43%, 09/01/2020	900,461	914,384
3.60%, 09/01/2020	181,873	185,404
3.85%, 09/01/2020	1,649,739	1,691,464
3.29%, 10/01/2020	763,162	771,765
3.36%, 10/01/2020	793,741	805,066
3.50%, 10/01/2020	1,087,280	1,106,298
3.59%, 10/01/2020	1,448,799	1,477,386
3.92%, 10/01/2020	668,879	685,347
3.23%, 11/01/2020	560,588	566,976
3.27%, 11/01/2020	759,281	768,557
2.00%, 12/01/2020	1,548,000	1,516,740
3.48%, 12/01/2020	847,242	862,520
3.52%, 12/01/2020	440,603	448,604
3.62%, 12/01/2020	1,402,604	1,433,055
3.70%, 12/01/2020	359,400	367,810
3.83%, 12/01/2020	859,657	882,617
3.56%, 01/01/2021	1,747,567	1,784,750
3.87%, 01/01/2021	1,138,205	1,169,100
3.93%, 01/01/2021	387,895	398,398
4.05%, 01/01/2021	482,000	496,904
4.28%, 01/01/2021	625,659	648,547
4.45%, 01/01/2021	406,954	421,492
4.33%, 02/01/2021	478,655	497,089
4.16%, 03/01/2021	1,647,170	1,703,615
6.00%, 03/01/2021	16,603	17,119
8.00%, 03/01/2021	39	39
4.25%, 04/01/2021	1,032,000	1,072,205
4.25%, 04/01/2021	784,000	814,544
4.30%, 04/01/2021	288,075	299,393
4.33%, 04/01/2021	696,510	724,354
6.00%, 04/01/2021	5,514	5,693
6.00%, 04/01/2021	11,456	11,627
4.36%, 05/01/2021	1,463,152	1,524,612
4.39%, 05/01/2021	736,055	763,691
3.97%, 06/01/2021	610,120	629,229
4.02%, 06/01/2021	691,000	714,418
4.10%, 06/01/2021	654,552	677,516
4.19%, 06/01/2021	527,538	547,540
4.27%, 06/01/2021	658,658	681,193
4.30%, 06/01/2021	1,210,486	1,259,916
4.34%, 06/01/2021	1,858,000	1,939,215
4.48%, 06/01/2021	929,000	968,377
3.86%, 07/01/2021	919,910	947,836
3.89%, 07/01/2021	890,494	916,992
3.94%, 07/01/2021	1,032,000	1,065,159
3.99%, 07/01/2021	430,622	444,568
4.06%, 07/01/2021	973,160	1,007,167
4.26%, 07/01/2021	2,199,340	2,289,769
4.31%, 07/01/2021	869,249	904,443
6.00%, 07/01/2021	1,888	1,915
4.05%, 08/01/2021	167,589	173,479
4.13%, 08/01/2021	750,672	778,897
4.50%, 08/01/2021	2,838,000	2,980,774
6.00%, 08/01/2021	28,889	29,750
3.77%, 09/01/2021	2,776,000	2,859,673
3.85%, 09/01/2021	829,755	855,888
3.89%, 09/01/2021	1,410,684	1,454,601
3.92%, 09/01/2021	632,620	652,768
3.95%, 09/01/2021	981,866	1,011,872
3.31%, 10/01/2021	1,619,864	1,643,524
3.40%, 10/01/2021	335,341	341,206
4.07%, 10/01/2021	1,732,998	1,797,969
3.43%, 11/01/2021	957,025	975,166
5.00%, 11/01/2021	38,040	38,637
3.03%, 12/01/2021	911,691	916,857
3.31%, 12/01/2021	370,489	376,099
3.42%, 12/01/2021	4,951,652	5,049,192
3.83%, 12/01/2021	1,548,000	1,600,745
6.00%, 12/01/2021	15,530	15,972
2.97%, 01/01/2022	731,530	734,244
3.03%, 01/01/2022	826,750	831,455
3.09%, 01/01/2022	1,278,944	1,288,959
3.12%, 01/01/2022	1,213,356	1,224,212
3.20%, 01/01/2022	810,616	820,141
2.99%, 02/01/2022	274,972	276,201
3.06%, 02/01/2022	863,000	869,153
3.14%, 02/01/2022	458,766	463,227
2.47% (1 Month LIBOR USD + 0.800%), 03/01/2022 (1)	908,381	909,008
2.75%, 03/01/2022	919,010	917,074
3.08%, 03/01/2022	401,891	404,918
3.14%, 03/01/2022	285,765	288,534
3.21%, 03/01/2022	310,000	313,921
2.70%, 04/01/2022	1,530,809	1,521,718
3.08%, 04/01/2022	969,048	976,578
3.73%, 04/01/2022	2,363,301	2,431,263
6.50%, 04/01/2022	15,972	16,471
2.77%, 05/01/2022	1,626,117	1,619,857
2.86%, 05/01/2022	1,386,769	1,386,166
2.94%, 05/01/2022	1,015,983	1,018,553
3.02%, 05/01/2022	643,749	647,291
3.12%, 05/01/2022	926,869	935,402
6.50%, 05/01/2022	4,165	4,647
2.60%, 06/01/2022	815,783	805,971
2.76%, 06/01/2022	1,605,000	1,597,180
2.67%, 07/01/2022	624,000	618,754
2.69%, 07/01/2022	972,209	964,908
2.71%, 07/01/2022	988,443	982,103
2.82%, 07/01/2022	1,050,036	1,047,882
2.65%, 08/01/2022	1,032,000	1,022,297
2.47%, 09/01/2022	368,302	362,262
4.03%, 09/01/2022	1,185,533	1,237,847
2.39%, 10/01/2022	627,293	615,023
2.52%, 10/01/2022	944,016	930,413
2.57%, 10/01/2022	587,481	580,135
2.64%, 10/01/2022	653,986	647,545
2.37%, 11/01/2022	463,323	450,631
2.38%, 11/01/2022	841,335	824,154
2.41%, 11/01/2022	581,857	570,714
2.44%, 11/01/2022	799,184	785,844
2.45%, 11/01/2022	1,401,000	1,372,837
2.47%, 11/01/2022	516,000	505,899
2.55%, 11/01/2022	1,219,183	1,202,801
2.55%, 11/01/2022	389,449	384,216
7.50%, 11/01/2022	1,580	1,646
2.24%, 12/01/2022	630,031	613,161
2.28%, 12/01/2022	999,135	974,100
2.32%, 12/01/2022	368,720	360,186
2.34%, 12/01/2022	2,302,766	2,248,984
2.38%, 12/01/2022	484,167	474,050
2.39%, 12/01/2022	1,028,052	1,007,094
2.42%, 12/01/2022	1,140,913	1,119,015
2.66%, 12/01/2022	1,493,322	1,475,944
6.50%, 12/01/2022	14,568	16,256
2.02% (1 Month LIBOR USD + 0.350%), 01/01/2023 (1)	4,201,607	4,202,319
2.06% (1 Month LIBOR USD + 0.390%), 01/01/2023 (1)	747,139	748,389
2.15%, 01/01/2023	473,463	458,060
2.33%, 01/01/2023	1,668,373	1,626,616
2.34%, 01/01/2023	1,332,276	1,300,104
2.37%, 01/01/2023	1,067,992	1,041,575
2.45%, 01/01/2023	713,848	699,636
2.51%, 01/01/2023	949,000	930,139
2.60%, 01/01/2023	751,639	741,484
2.40%, 02/01/2023	1,462,488	1,434,329
2.45%, 02/01/2023	1,290,000	1,262,096
6.00%, 02/01/2023	184,728	192,984
2.49%, 03/01/2023	781,468	766,578
2.50%, 04/01/2023	1,445,000	1,413,865
2.64%, 04/01/2023	345,801	341,415
2.70%, 04/01/2023	590,528	584,767
2.52%, 05/01/2023	3,302,000	3,246,693
2.54%, 05/01/2023	310,000	304,468
5.00%, 05/01/2023	15,082	15,733
2.42%, 06/01/2023	875,199	854,663
2.76%, 06/01/2023	1,727,537	1,714,853
2.77%, 06/01/2023	929,000	922,132
2.64%, 07/01/2023	413,000	406,513
3.67%, 07/01/2023	4,850,000	5,017,389
3.74%, 07/01/2023	555,463	573,055
3.59%, 08/01/2023	1,135,000	1,167,404
3.76%, 10/01/2023	953,116	986,733
3.38%, 12/01/2023	2,489,965	2,536,564
3.50%, 12/01/2023	2,234,000	2,289,158
3.45%, 01/01/2024	1,768,436	1,807,338
6.00%, 01/01/2024	151,096	158,414
6.00%, 01/01/2024	53,208	56,073
7.00%, 01/01/2024	387	421
6.50%, 02/01/2024	68,216	71,835
10.00%, 02/01/2024	327	328
3.76%, 03/01/2024	1,265,000	1,312,130
8.00%, 05/01/2024	464	496
6.00%, 07/01/2024	35,983	37,868
6.50%, 07/01/2024	33,139	36,979
8.50%, 07/01/2024	1,192	1,314
5.00%, 08/01/2024	58,144	60,672
2.15% (1 Month LIBOR USD + 0.480%), 09/01/2024 (1)	3,613,291	3,607,562
7.50%, 10/01/2024	534	575
2.04% (1 Month LIBOR USD + 0.370%), 12/01/2024 (1)	5,000,000	4,989,467
2.90%, 12/01/2024	2,000,000	1,989,488
2.92%, 12/01/2024	1,000,000	996,175
3.08%, 12/01/2024	1,922,325	1,933,077
3.11%, 12/01/2024	2,500,000	2,518,710
2.93%, 01/01/2025	1,933,361	1,927,471
3.64%, 01/01/2025	554,731	572,738
3.07%, 02/01/2025	4,995,000	4,997,759
2.70%, 04/01/2025	5,000,000	4,919,990
2.81%, 04/01/2025	1,400,000	1,382,166
6.50%, 04/01/2025	4,347	4,850
2.68%, 05/01/2025	1,903,476	1,870,888
8.50%, 05/01/2025	69	69
5.50%, 07/01/2025	70,174	76,168
3.10%, 09/01/2025	5,000,000	5,016,047
3.77%, 12/01/2025	3,500,000	3,655,349
3.50%, 01/01/2026	375,789	383,450
7.00%, 04/01/2026	5,396	5,578
3.50%, 04/15/2026 (5)	20,460,000	20,853,546
6.00%, 07/01/2026	40,962	45,518
3.29%, 08/01/2026	3,000,000	3,034,729
3.29%, 08/01/2026	1,500,000	1,517,273
4.55%, 08/01/2026	972,018	1,040,096
4.76%, 08/01/2026	1,023,836	1,108,346
4.77%, 08/01/2026	651,330	705,266
6.50%, 08/01/2026	69,463	77,512
3.25%, 09/01/2026	1,500,000	1,513,036
2.29%, 10/01/2026	10,476,933	9,896,505
3.24%, 10/01/2026	1,883,390	1,901,452
3.12%, 11/01/2026	994,521	981,109
3.14%, 12/01/2026	1,883,705	1,889,435
3.24%, 12/01/2026	1,500,000	1,508,520
3.26%, 12/01/2026	979,456	988,627
4.66%, 12/01/2026	1,113,997	1,189,086
3.12%, 02/01/2027	1,449,704	1,449,916
3.25%, 02/01/2027	5,889,260	5,919,877
3.34%, 02/01/2027	1,500,000	1,527,786
2.91%, 03/01/2027	10,000,000	9,812,885
3.13%, 03/01/2027	6,835,000	6,797,626
3.50%, 03/01/2027	2,423,053	2,472,217
8.00%, 03/01/2027	6,944	7,574
3.00%, 04/01/2027	709,067	712,139
3.03%, 04/01/2027	1,500,000	1,484,554
2.79%, 05/01/2027	2,000,000	1,942,453
2.81%, 05/01/2027	2,000,000	1,948,018
2.83%, 05/01/2027	8,000,000	7,769,493
3.00%, 05/01/2027	4,213,663	4,231,929
4.00%, 05/01/2027	3,274,554	3,369,253
3.00%, 06/01/2027	2,000,000	1,968,996
8.00%, 06/01/2027	5,636	6,122
3.50%, 07/01/2027	3,222,163	3,287,697
3.50%, 07/01/2027	6,795,440	6,936,816
6.00%, 07/01/2027	52,393	58,227
2.47% (11th District Cost of Funds Index + 1.250%), 09/01/2027 (1)	4,652	4,681
2.50%, 09/01/2027	571,931	564,638
7.00%, 09/01/2027	866	969
6.00%, 11/01/2027	24,781	27,535
2.50%, 12/01/2027	1,280,008	1,263,701
6.00%, 12/01/2027	71,872	79,912
3.08%, 01/01/2028	8,000,000	7,924,709
3.10%, 01/01/2028	6,750,000	6,693,010
6.00%, 01/01/2028	122,733	136,375
2.50%, 03/01/2028	4,493,425	4,433,393
2.50%, 04/01/2028	5,298,245	5,227,402
5.00%, 05/01/2028	25,119	26,847
2.86%, 06/01/2028	4,248,168	4,132,732
8.00%, 06/01/2028	4,103	4,474
9.50%, 07/01/2028	741	765
2.57%, 08/01/2028	5,400,000	5,099,294
2.64%, 08/01/2028	3,398,841	3,226,733
3.00%, 08/01/2028	1,698,804	1,701,992
2.58%, 09/01/2028	3,830,000	3,614,666
2.59%, 09/01/2028	7,552,000	7,128,535
3.00%, 09/01/2028	2,576,259	2,581,076
8.00%, 09/01/2028	10,960	12,279
2.50%, 10/01/2028	626,422	618,058
2.55%, 10/01/2028	9,300,000	8,757,538
2.62%, 10/01/2028	9,668,246	9,191,279
6.00%, 10/01/2028	94,647	105,174
8.00%, 11/01/2028	28,510	32,262
2.69%, 12/01/2028	4,567,000	4,331,698
3.00%, 12/01/2028	1,008,822	1,010,715
6.00%, 12/01/2028	3,441	3,824
6.00%, 01/01/2029	4,426	4,955
7.00%, 01/01/2029	8,066	8,687
3.28%, 02/01/2029	8,200,000	8,212,413
3.21%, 03/01/2029	10,000,000	9,949,753
3.32%, 03/01/2029	2,954,600	2,964,849
3.99% (11th District Cost of Funds Index + 1.250%), 03/01/2029 (1)	3,175	3,275
6.50%, 03/01/2029	17,527	19,325
3.26%, 04/01/2029	13,520,000	13,509,272
3.34%, 04/01/2029	5,127,463	5,174,942
3.20%, 06/01/2029	3,500,000	3,479,917
2.99%, 07/01/2029	9,527,000	9,237,427
3.02%, 07/01/2029	8,200,000	7,972,934
2.99%, 08/01/2029	7,240,000	7,021,887
4.50%, 08/01/2029	202,735	212,908
3.09%, 09/01/2029	7,484,000	7,313,930
4.50%, 09/01/2029	236,147	247,995
6.00%, 09/01/2029	64,529	71,699
2.90%, 10/01/2029	3,520,000	3,405,799
3.63%, 10/01/2029	1,428,848	1,471,325
6.50%, 11/01/2029	613,799	684,920
3.23%, 01/01/2030	7,590,000	7,514,975
4.50%, 01/01/2030	358,788	376,852
3.55%, 02/01/2030	1,500,000	1,534,454
2.50%, 04/01/2030	2,695,460	2,649,415
3.03%, 04/01/2030	3,500,000	3,404,346
3.08%, 04/01/2030	2,000,000	1,966,068
2.50%, 05/01/2030	3,352,680	3,295,359
2.92%, 05/01/2030	4,000,000	3,833,287
2.94%, 05/01/2030	2,500,000	2,411,834
3.00%, 05/01/2030	2,656,810	2,655,265
2.96%, 06/01/2030	1,963,256	1,914,356
3.13%, 06/01/2030	1,000,000	979,286
3.20%, 06/01/2030	1,000,000	993,072
3.30%, 07/01/2030	1,005,000	1,004,345
3.34%, 07/01/2030	1,500,000	1,506,010
3.39%, 09/01/2030	1,917,422	1,931,414
3.26%, 10/01/2030	5,033,725	5,029,378
3.00%, 02/01/2031	12,003,852	11,990,754
5.00%, 04/01/2031	160,094	173,791
2.00%, 08/01/2031	3,407,413	3,255,165
6.50%, 08/01/2031	16,008	18,087
2.50%, 11/01/2031	4,310,327	4,223,438
4.00%, 11/01/2031	5,997,870	6,242,913
4.00%, 02/01/2032	516,491	530,155
6.50%, 02/01/2032	72,909	81,357
3.00%, 04/01/2032	160,334	160,160
3.32%, 04/01/2032	6,221,503	6,230,918
3.00%, 05/01/2032	999,900	998,809
3.00%, 06/01/2032	999,900	998,809
7.00%, 06/01/2032	5,343	5,610
3.00%, 07/01/2032	366,309	365,909
3.50%, 07/01/2032	150,808	153,989
7.00%, 08/01/2032	1,253	1,270
3.22%, 09/01/2032	6,000,000	5,921,009
3.00%, 11/01/2032	99,418	99,329
5.50%, 11/01/2032	60,617	66,869
3.00%, 12/01/2032	999,900	999,012
3.50%, 12/01/2032	380,914	383,779
5.00%, 12/01/2032	798	810
6.00%, 12/01/2032	186,497	209,092
6.00%, 12/01/2032	27,202	30,568
3.00%, 01/01/2033	73,304,548	73,239,495
3.50%, 02/01/2033	684,838	689,957
5.50%, 02/01/2033	2,511	2,752
7.00%, 02/01/2033	1,610	1,683
5.50%, 03/01/2033	96,463	106,782
6.00%, 03/01/2033	7,721	8,583
6.00%, 03/01/2033	4,487	5,003
6.00%, 03/01/2033	4,243	4,717
6.00%, 03/01/2033	6,205	6,963
6.00%, 03/01/2033	2,596	2,884
5.50%, 04/01/2033	65,689	72,073
6.00%, 05/01/2033	24,278	27,612
3.50%, 06/01/2033	263,321	265,293
5.00%, 06/01/2033	18,839	20,409
7.00%, 06/01/2033	113,119	130,234
5.00%, 07/01/2033	23,087	25,010
5.00%, 07/01/2033	19,394	21,011
5.50%, 07/01/2033	14,639	16,061
3.38% (12 Month LIBOR USD + 1.610%), 08/01/2033 (1)	34,459	36,110
6.00%, 08/01/2033	10,187	11,438
3.24% (6 Month LIBOR USD + 1.413%), 09/01/2033 (1)	49,133	50,521
3.56% (12 Month LIBOR USD + 1.810%), 09/01/2033 (1)	16,379	17,260
5.50%, 09/01/2033	253,447	277,826
6.00%, 09/01/2033	15,034	16,189
6.00%, 09/01/2033	14,680	16,659
3.50%, 10/01/2033	12,761,167	13,030,229
4.50%, 10/01/2033	5,892,262	6,200,588
3.27% (12 Month LIBOR USD + 1.516%), 11/01/2033 (1)	39,530	41,173
4.50%, 11/01/2033	20,582	21,642
5.00%, 11/01/2033	4,340,867	4,685,706
5.00%, 11/01/2033	274,938	297,675
5.00%, 11/01/2033	6,265	6,763
5.50%, 11/01/2033	5,095	5,596
4.00%, 12/01/2033	59,966	61,604
5.50%, 12/01/2033	100,014	112,198
3.43% (12 Month LIBOR USD + 1.670%), 01/01/2034 (1)	13,666	14,302
5.50%, 01/01/2034	9,468	10,594
5.50%, 03/01/2034	10,150	11,225
5.00%, 04/01/2034	125,355	136,667
5.00%, 05/01/2034	41,490	45,081
3.32% (1 Year CMT Rate + 2.295%), 06/01/2034 (1)	47,418	50,338
3.26% (1 Year CMT Rate + 2.045%), 07/01/2034 (1)	2,904	3,052
2.86% (6 Month LIBOR USD + 1.195%), 08/01/2034 (1)	36,062	36,810
3.39% (12 Month LIBOR USD + 1.635%), 08/01/2034 (1)	22,113	23,138
3.50% (12 Month LIBOR USD + 1.750%), 08/01/2034 (1)	8,799	9,228
3.33% (12 Month LIBOR USD + 1.584%), 09/01/2034 (1)	4,688	4,923
4.50%, 09/01/2034	32,816	34,555
5.50%, 09/01/2034	22,835	25,057
3.23% (12 Month LIBOR USD + 1.482%), 10/01/2034 (1)	19,474	20,276
3.49% (1 Year CMT Rate + 2.380%), 10/01/2034 (1)	45,224	47,980
5.50%, 10/01/2034	33,228	34,652
3.25% (1 Year CMT Rate + 1.999%), 11/01/2034 (1)	6,493	6,801
3.43% (12 Month LIBOR USD + 1.683%), 11/01/2034 (1)	17,466	18,296
3.57%, 11/01/2034	1,385,828	1,401,641
3.61%, 11/01/2034	1,418,237	1,446,260
5.50%, 11/01/2034	72,573	79,704
6.00%, 11/01/2034	6,248	7,027
5.00%, 12/01/2034	321,390	346,933
5.00%, 12/01/2034	33,840	36,533
5.50%, 12/01/2034	4,294,716	4,715,880
3.10% (6 Month LIBOR USD + 1.511%), 01/01/2035 (1)	268,289	277,302
3.42% (12 Month LIBOR USD + 1.547%), 01/01/2035 (1)	13,329	13,915
5.00%, 01/01/2035	27,851	30,002
7.50%, 01/01/2035	50,545	58,532
3.26% (6 Month LIBOR USD + 1.534%), 02/01/2035 (1)	14,674	15,167
5.00%, 02/01/2035	3,726,798	4,022,810
5.00%, 02/01/2035	744,739	803,700
5.50%, 02/01/2035	77,707	85,320
3.44% (12 Month LIBOR USD + 1.524%), 03/01/2035 (1)	46,725	48,648
7.50%, 03/01/2035	58,531	68,478
3.39% (1 Year CMT Rate + 2.220%), 04/01/2035 (1)	54,257	57,238
3.45%, 04/01/2035	1,910,608	1,916,193
6.00%, 04/01/2035	116,354	130,893
3.17% (12 Month LIBOR USD + 1.309%), 05/01/2035 (1)	38,585	39,984
3.43% (12 Month LIBOR USD + 1.595%), 05/01/2035 (1)	7,877	8,244
3.12%, 06/01/2035	3,400,000	3,265,291
5.00%, 06/01/2035	661,648	714,169
3.17% (1 Year CMT Rate + 1.887%), 07/01/2035 (1)	26,137	27,221
5.00%, 07/01/2035	23,635	25,370
5.00%, 07/01/2035	3,573,482	3,856,897
5.00%, 07/01/2035	3,157,709	3,408,619
3.14% (12 Month LIBOR USD + 1.385%), 08/01/2035 (1)	2,095	2,165
3.31% (12 Month LIBOR USD + 1.563%), 09/01/2035 (1)	30,608	31,944
5.00%, 09/01/2035	69,767	76,041
3.61% (1 Year CMT Rate + 2.465%), 10/01/2035 (1)	66,754	70,545
5.00%, 10/01/2035	330,737	356,967
5.00%, 10/01/2035	534,806	577,302
5.00%, 11/01/2035	728,081	785,909
5.50%, 12/01/2035	31,062	32,333
3.29% (12 Month US Treasury Average + 1.991%), 01/01/2036 (1)	131,982	138,083
3.55% (1 Year CMT Rate + 2.250%), 01/01/2036 (1)	50,105	52,629
4.25% (12 Month LIBOR USD + 2.250%), 01/01/2036 (1)	3,637	3,668
5.00%, 01/01/2036	61,493	66,336
6.50%, 01/01/2036	358,549	401,675
4.00% (6 Month LIBOR USD + 2.500%), 02/01/2036 (1)	8,857	9,308
5.00%, 02/01/2036	48,883	52,762
6.00%, 02/01/2036	6,182	6,662
7.00%, 02/01/2036	49,256	56,074
4.10% (6 Month LIBOR USD + 2.500%), 03/01/2036 (1)	405,656	434,445
7.00%, 03/01/2036	2,177	2,399
5.50%, 04/01/2036	89,215	98,022
6.50%, 04/01/2036	1,028	1,036
3.59% (12 Month LIBOR USD + 1.843%), 05/01/2036 (1)	27,030	28,553
5.50%, 05/01/2036	76,750	84,663
5.50%, 05/01/2036	118,206	129,082
3.42% (12 Month LIBOR USD + 1.616%), 06/01/2036 (1)	18,550	19,425
3.59% (12 Month LIBOR USD + 1.827%), 06/01/2036 (1)	217,469	229,280
3.73% (12 Month LIBOR USD + 1.916%), 06/01/2036 (1)	49,405	52,317
3.52% (12 Month LIBOR USD + 1.770%), 07/01/2036 (1)	81,943	86,130
6.50%, 07/01/2036	5,879	6,561
3.18% (1 Year CMT Rate + 2.117%), 08/01/2036 (1)	38,915	40,990
3.44% (12 Month LIBOR USD + 1.695%), 08/01/2036 (1)	62,058	63,027
3.56% (12 Month LIBOR USD + 1.808%), 08/01/2036 (1)	100,895	105,440
6.50%, 08/01/2036	234,307	262,606
3.26% (6 Month LIBOR USD + 1.343%), 09/01/2036 (1)	191,911	196,895
3.37% (12 Month LIBOR USD + 1.616%), 09/01/2036 (1)	59,911	62,486
3.52% (12 Month LIBOR USD + 1.772%), 09/01/2036 (1)	160,274	168,280
3.57% (12 Month LIBOR USD + 1.820%), 09/01/2036 (1)	39,090	40,943
3.60% (6 Month LIBOR USD + 1.600%), 09/01/2036 (1)	35,891	37,170
5.50%, 09/01/2036	1,494,795	1,641,447
6.00%, 09/01/2036	435,222	489,403
2.50%, 10/01/2036	9,194,086	8,890,490
3.39% (12 Month LIBOR USD + 1.637%), 10/01/2036 (1)	107,279	111,952
3.83% (12 Month LIBOR USD + 2.075%), 10/01/2036 (1)	113,239	120,036
3.83% (12 Month LIBOR USD + 2.075%), 10/01/2036 (1)	76,422	81,131
6.50%, 10/01/2036	50,280	56,190
3.00%, 11/01/2036	8,764,073	8,702,963
3.64% (12 Month LIBOR USD + 1.887%), 11/01/2036 (1)	38,598	40,571
3.97% (12 Month LIBOR USD + 2.221%), 11/01/2036 (1)	32,267	34,062
5.50%, 11/01/2036	29,395	32,254
6.00%, 11/01/2036	60,436	67,722
2.50%, 12/01/2036	5,193,623	5,022,129
3.54% (12 Month LIBOR USD + 1.787%), 12/01/2036 (1)	137,030	143,293
3.69% (12 Month LIBOR USD + 1.935%), 12/01/2036 (1)	35,529	37,181
7.00%, 12/01/2036	7,881	8,532
3.04% (6 Month LIBOR USD + 1.442%), 01/01/2037 (1)	64,072	66,109
3.74% (12 Month LIBOR USD + 1.922%), 01/01/2037 (1)	37,625	39,584
6.50%, 01/01/2037	118,183	128,757
7.50%, 01/01/2037	14,652	15,611
3.16% (6 Month LIBOR USD + 1.471%), 02/01/2037 (1)	90,726	93,618
3.66% (6 Month LIBOR USD + 2.030%), 02/01/2037 (1)	67,927	71,175
5.50%, 03/01/2037	577,076	633,387
6.00%, 03/01/2037	95,026	100,418
7.00%, 03/01/2037	16,345	18,404
3.80% (12 Month LIBOR USD + 1.707%), 04/01/2037 (1)	132,034	137,683
5.50%, 04/01/2037	187,752	206,014
7.00%, 04/01/2037	95,299	107,742
7.00%, 04/01/2037	9,960	10,918
4.00%, 05/01/2037	14,405,197	14,933,646
5.50%, 05/01/2037	274,879	299,836
6.50%, 05/01/2037	8,462	8,615
7.50%, 05/01/2037	39,491	46,133
2.93% (6 Month LIBOR USD + 1.315%), 07/01/2037 (1)	104,616	107,391
3.22% (12 Month LIBOR USD + 1.466%), 07/01/2037 (1)	8,448	8,755
3.45% (12 Month LIBOR USD + 1.687%), 07/01/2037 (1)	199,512	208,666
3.61% (12 Month LIBOR USD + 1.859%), 07/01/2037 (1)	83,759	88,188
5.00%, 07/01/2037	249,857	269,649
5.00%, 07/01/2037	936,970	1,011,641
5.00%, 07/01/2037	679,517	733,397
4.15% (12 Month LIBOR USD + 2.368%), 08/01/2037 (1)	101,144	107,962
5.50%, 08/01/2037	1,172,682	1,290,733
6.50%, 08/01/2037	40,776	46,657
6.50%, 08/01/2037	35,477	40,614
3.21% (12 Month LIBOR USD + 1.463%), 09/01/2037 (1)	39,139	40,581
3.44% (1 Year CMT Rate + 2.320%), 09/01/2037 (1)	17,784	18,754
3.53% (12 Month LIBOR USD + 1.783%), 09/01/2037 (1)	10,550	10,777
3.55% (12 Month LIBOR USD + 1.802%), 09/01/2037 (1)	93,855	98,457
6.00%, 09/01/2037	96,485	108,383
7.00%, 09/01/2037	46,501	49,974
6.50%, 10/01/2037	91,776	102,692
7.50%, 10/01/2037	209,058	243,134
3.22% (1 Year CMT Rate + 2.081%), 11/01/2037 (1)	80,241	84,207
3.27% (12 Month LIBOR USD + 1.521%), 11/01/2037 (1)	187,326	194,650
7.50%, 11/01/2037	70,033	80,575
8.00%, 11/01/2037	14,232	15,568
3.49% (1 Year CMT Rate + 2.244%), 12/01/2037 (1)	232,705	243,054
3.79% (12 Month LIBOR USD + 1.785%), 01/01/2038 (1)	18,888	19,510
5.50%, 01/01/2038	177,623	195,139
8.00%, 01/01/2038	7,518	8,935
5.00%, 02/01/2038	116,630	125,881
5.50%, 02/01/2038	232,089	254,879
6.00%, 04/01/2038	37,612	41,807
5.50%, 05/01/2038	35,980	38,050
6.00%, 05/01/2038	299,696	336,106
5.50%, 06/01/2038	167,344	183,410
5.50%, 06/01/2038	1,239,022	1,353,320
5.50%, 06/01/2038	2,235	2,446
5.50%, 09/01/2038	1,032,728	1,134,046
7.00%, 09/01/2038	82,636	98,517
6.50%, 10/01/2038	428,632	480,279
6.50%, 10/01/2038	108,266	121,020
7.00%, 10/01/2038	125,976	147,104
6.00%, 11/01/2038	82,861	94,458
7.00%, 11/01/2038	78,633	93,841
7.50%, 11/01/2038	54,436	64,608
7.00%, 12/01/2038	202,683	231,973
5.00%, 01/01/2039	2,826,103	3,040,468
7.00%, 01/01/2039	358,542	415,838
7.50%, 04/01/2039	258,473	314,903
4.50%, 05/01/2039	415,719	439,900
5.50%, 06/01/2039	27,470	29,147
5.00%, 09/01/2039	158,398	171,160
5.50%, 09/01/2039	98,523	107,522
4.50%, 11/01/2039	31,559	33,362
5.50%, 12/01/2039	104,260	113,440
6.00%, 12/01/2039	1,506,984	1,689,503
5.50%, 01/01/2040	738,429	823,293
5.00%, 04/01/2040	380,798	411,546
4.00%, 07/01/2040	6,287,736	6,495,422
4.00%, 08/01/2040	222,078	229,452
4.50%, 08/01/2040	4,651,731	4,919,665
4.50%, 08/01/2040	4,664,841	4,931,989
5.00%, 08/01/2040	404,474	437,207
5.00%, 08/01/2040	809,286	874,761
4.00%, 09/01/2040	1,640,672	1,695,050
4.50%, 09/01/2040	1,440,057	1,522,986
4.00%, 10/01/2040	1,880,674	1,943,075
4.50%, 10/01/2040	644,972	681,935
6.00%, 10/01/2040	2,007,467	2,251,965
3.50%, 12/01/2040	139,116	140,332
4.00%, 12/01/2040	1,648,650	1,703,434
4.00%, 12/01/2040	326,112	336,934
4.00%, 12/01/2040	1,272,821	1,315,516
4.50%, 12/01/2040	6,916,254	7,312,889
4.50%, 12/01/2040	1,978,824	2,091,879
4.00%, 01/01/2041	1,301,919	1,345,113
4.00%, 01/01/2041	948,992	980,490
4.00%, 01/01/2041	284,590	294,021
4.00%, 01/01/2041	2,158,257	2,229,811
4.00%, 01/01/2041	1,944,033	2,008,780
4.00%, 01/01/2041	2,210,199	2,283,712
4.00%, 01/01/2041	660,685	682,650
3.50%, 02/01/2041	11,677,808	11,779,806
4.00%, 02/01/2041	71,461	73,828
4.00%, 02/01/2041	2,548,088	2,633,372
4.00%, 02/01/2041	1,826,284	1,888,032
4.00%, 02/01/2041	3,004,065	3,103,511
4.50%, 03/01/2041	1,434,686	1,516,820
5.50%, 03/01/2041	55,730	61,197
4.50%, 04/01/2041	1,296,850	1,371,189
3.50%, 04/15/2041 (5)	85,825,000	85,946,760
4.00%, 04/15/2041 (5)	18,750,000	19,232,488
4.50%, 04/15/2041 (5)	101,760,000	106,514,441
5.00%, 04/15/2041 (5)	4,000,000	4,271,547
5.50%, 04/15/2041 (5)	7,750,000	8,420,683
4.50%, 05/01/2041	2,054,569	2,172,432
5.00%, 05/01/2041	163,356	177,041
4.50%, 05/15/2041 (5)	3,750,000	3,918,470
4.50%, 07/01/2041	474,976	501,361
6.00%, 07/01/2041	5,258,153	5,899,517
4.50%, 08/01/2041	3,167,874	3,323,277
4.00%, 09/01/2041	354,220	365,998
4.00%, 10/01/2041	1,371,739	1,417,372
4.00%, 10/01/2041	951,422	983,059
3.50%, 11/01/2041	500,289	504,672
3.50%, 11/01/2041	4,954,738	4,998,008
3.50%, 12/01/2041	941,492	949,741
3.50%, 12/01/2041	9,175,698	9,256,006
3.50%, 12/01/2041	355,774	358,891
4.00%, 12/01/2041	2,794,266	2,887,218
4.00%, 12/01/2041	1,905,653	1,968,956
4.00%, 01/01/2042	3,974,452	4,108,923
4.50%, 01/01/2042	3,154,487	3,334,510
4.50%, 01/01/2042	879,856	932,477
3.50%, 02/01/2042	312,249	314,981
3.50%, 02/01/2042	602,019	607,286
4.50%, 02/01/2042	402,447	424,890
4.00%, 03/01/2042	179,690	183,733
3.50%, 04/01/2042	361,558	364,726
3.00%, 05/01/2042	687,788	676,512
3.50%, 05/01/2042	9,732,874	9,818,047
4.50%, 05/01/2042	772,758	817,276
5.00%, 05/01/2042	2,837,033	3,068,318
3.50%, 06/01/2042	2,179,483	2,198,581
3.50%, 07/01/2042	4,983,843	5,025,197
3.50%, 07/01/2042	1,462,529	1,475,345
4.00%, 07/01/2042	541,144	558,467
4.00%, 07/01/2042	588,194	607,305
4.00%, 07/01/2042	523,710	540,725
4.00%, 07/01/2042	948,412	979,029
3.50%, 08/01/2042	950,732	958,567
4.00%, 08/01/2042	7,012,351	7,250,235
3.50%, 09/01/2042	1,193,749	1,201,976
3.50%, 09/01/2042	1,146,010	1,156,762
3.50%, 09/01/2042	6,625,537	6,681,433
3.00%, 10/01/2042	6,314,155	6,211,488
3.50%, 10/01/2042	1,608,250	1,621,488
3.50%, 10/01/2042	512,940	517,710
3.50%, 10/01/2042	876,640	883,859
3.50%, 10/01/2042	578,319	583,022
3.00%, 11/01/2042	2,485,346	2,444,890
3.50%, 11/01/2042	8,840,045	8,912,695
3.50%, 11/01/2042	3,454,085	3,482,392
4.50%, 11/01/2042	11,142,577	11,779,290
3.00%, 12/01/2042	138,716	136,461
3.00%, 12/01/2042	1,453,670	1,430,043
4.00%, 12/01/2042	654,043	675,829
2.50%, 01/01/2043	3,081,557	2,915,713
3.00%, 01/01/2043	2,162,745	2,127,586
3.00%, 01/01/2043	1,912,347	1,878,299
3.00%, 01/01/2043	1,234,159	1,214,131
3.00%, 01/01/2043	2,012,959	1,980,212
3.50%, 01/01/2043	979,921	986,659
3.50%, 01/01/2043	1,338,001	1,348,673
2.50%, 02/01/2043	1,375,446	1,301,474
3.00%, 02/01/2043	1,038,167	1,019,672
3.50%, 02/01/2043	91,144	91,940
3.50%, 02/01/2043	86,341	87,022
3.50%, 03/01/2043	695,940	700,735
3.50%, 03/01/2043	5,407,345	5,448,416
3.50%, 03/01/2043	1,879,222	1,893,941
3.00%, 04/01/2043	1,525,313	1,500,530
3.00%, 04/01/2043	3,452,252	3,396,145
3.50%, 04/01/2043	2,289,620	2,307,193
3.50%, 04/01/2043	5,929,172	5,973,776
3.00%, 04/15/2043 (5)	53,635,000	52,265,479
3.00%, 05/01/2043	946,519	931,110
3.00%, 05/01/2043	451,746	444,405
3.00%, 05/01/2043	330,951	325,567
3.00%, 05/01/2043	143,153	140,054
3.00%, 05/01/2043	13,120,267	12,906,746
3.50%, 05/01/2043	2,497,929	2,515,139
3.50%, 05/01/2043	106,548	107,273
3.50%, 05/01/2043	954,049	960,600
3.50%, 05/01/2043	1,843,472	1,856,145
3.00%, 06/01/2043	109,449	107,668
3.00%, 06/01/2043	8,844,131	8,700,598
3.00%, 06/01/2043	3,156,548	3,105,164
3.00%, 06/01/2043	134,630	132,442
3.00%, 06/01/2043	700,026	688,684
3.00%, 06/01/2043	299,041	294,187
3.00%, 06/01/2043	838,212	824,574
3.50%, 06/01/2043	2,244,033	2,259,487
3.00%, 07/01/2043	534,472	525,775
3.00%, 07/01/2043	139,688	137,416
3.00%, 07/01/2043	1,263,850	1,243,308
3.00%, 07/01/2043	386,664	380,385
3.00%, 07/01/2043	513,398	505,040
3.00%, 07/01/2043	378,945	372,780
3.00%, 07/01/2043	3,989,816	3,924,924
3.00%, 07/01/2043	1,889,050	1,858,296
3.00%, 07/01/2043	104,666	102,962
3.00%, 07/01/2043	9,628,233	9,476,269
3.00%, 07/01/2043	100,211	98,581
3.00%, 07/01/2043	402,860	396,312
3.50%, 07/01/2043	11,354,639	11,439,605
4.00%, 07/01/2043	1,314,215	1,356,745
3.00%, 08/01/2043	1,088,222	1,070,510
3.00%, 08/01/2043	4,091,869	4,025,306
3.00%, 08/01/2043	2,145,516	2,110,589
3.00%, 08/01/2043	2,046,184	2,012,877
3.00%, 08/01/2043	4,735,121	4,658,221
4.00%, 08/01/2043	3,706,233	3,826,798
3.00%, 09/01/2043	79,410	78,117
3.00%, 09/01/2043	1,958,555	1,926,670
3.00%, 09/01/2043	143,183	140,815
3.00%, 09/01/2043	3,074,906	3,024,866
3.00%, 09/01/2043	1,112,480	1,094,369
3.50%, 09/01/2043	13,029,103	13,155,256
4.00%, 09/01/2043	1,530,768	1,582,105
4.00%, 09/01/2043	322,312	332,667
5.00%, 09/01/2043	1,568,285	1,683,517
2.50%, 10/01/2043	2,728,120	2,581,343
3.00%, 10/01/2043	114,268	112,414
3.00%, 10/01/2043	59,541	58,573
3.00%, 10/01/2043	136,928	134,686
4.00%, 11/01/2043	4,887,787	5,037,106
4.00%, 12/01/2043	208,564	214,723
4.00%, 12/01/2043	1,079,799	1,114,112
4.00%, 12/01/2043	2,103,487	2,162,295
3.00%, 02/01/2044	8,743,329	8,601,368
4.00%, 06/01/2044	6,100,112	6,303,218
4.00%, 07/01/2044	5,808,316	5,990,364
4.00%, 09/01/2044	1,899,665	1,952,989
4.00%, 01/01/2045	13,381,799	13,749,103
3.50%, 02/01/2045	10,173,306	10,260,152
3.00%, 04/01/2045	10,071,579	9,863,985
3.50%, 04/01/2045	16,311,471	16,373,594
3.50%, 06/01/2045	3,586,593	3,598,018
3.50%, 06/01/2045	13,707,753	13,755,673
4.00%, 07/01/2045	10,529,297	10,852,886
3.50%, 11/01/2045	4,031,062	4,042,661
3.50%, 12/01/2045	965,331	967,808
4.00%, 12/01/2045	8,991,420	9,229,288
4.00%, 12/01/2045	1,949,608	2,001,185
3.50%, 01/01/2046	13,049,405	13,082,890
4.00%, 01/01/2046	5,550,171	5,697,001
4.50%, 02/01/2046	11,536,571	12,196,766
2.50%, 05/01/2046	1,766,267	1,664,103
3.50%, 06/01/2046	8,147,020	8,181,502
3.50%, 06/01/2046	1,550,176	1,556,712
2.50%, 07/01/2046	3,604,876	3,396,400
3.50%, 07/01/2046	293,380	294,633
3.00%, 08/01/2046	330,986	323,459
4.00%, 08/01/2046	9,508,625	9,766,514
3.00%, 09/01/2046	74,335	72,644
3.00%, 09/01/2046	12,021,256	11,725,188
3.50%, 09/01/2046	3,509,822	3,534,079
2.50%, 10/01/2046	1,281,786	1,207,605
3.00%, 10/01/2046	2,683,578	2,617,470
3.00%, 10/01/2046	320,886	313,582
3.50%, 10/01/2046	662,388	665,226
4.00%, 10/01/2046	633,609	653,146
3.00%, 11/01/2046	541,790	528,437
3.50%, 11/01/2046	17,573,408	17,634,886
4.00%, 11/01/2046	1,427,092	1,472,612
3.50%, 12/01/2046	4,724,493	4,736,635
3.50%, 12/01/2046	9,202,357	9,242,086
3.00%, 01/01/2047	6,471,124	6,311,599
3.00%, 01/01/2047	5,638,215	5,509,798
3.50%, 03/01/2047	10,755,675	10,802,277
3.50%, 03/01/2047	9,578,876	9,620,380
4.00%, 03/01/2047	9,568,388	9,821,520
4.50%, 03/01/2047	1,813,345	1,901,955
3.50%, 04/01/2047	9,522,089	9,563,348
3.50%, 04/01/2047	2,615,962	2,627,297
4.00%, 04/01/2047	4,774,477	4,936,751
4.00%, 04/01/2047	2,273,760	2,351,376
4.00%, 05/01/2047	6,852,970	7,085,898
4.00%, 05/01/2047	4,938,098	5,097,956
4.00%, 05/01/2047	3,719,875	3,821,743
4.00%, 06/01/2047	3,651,309	3,769,522
3.50%, 07/01/2047	10,844,990	10,891,982
4.00%, 07/01/2047	10,113,854	10,426,397
4.00%, 07/01/2047	4,244,316	4,381,716
3.50%, 08/01/2047	9,944,110	9,978,693
3.50%, 09/01/2047	8,578,976	8,609,965
3.50%, 09/01/2047	3,956,876	3,974,721
3.50%, 09/01/2047	5,125,016	5,143,031
3.50%, 11/01/2047	20,954,555	21,008,469
3.50%, 11/01/2047	4,123,191	4,139,569
4.00%, 01/01/2048	8,970,836	9,267,072
4.00%, 01/01/2048	8,974,293	9,280,009
3.00%, 02/01/2048	1,999,999	1,950,605
4.00%, 03/01/2048	4,868,187	5,025,918
6.00%, 11/01/2048	42,481	45,817
Fannie Mae Principal Strip
0.00%, 05/15/2030 PO	929,000	623,115
Fannie Mae REMIC Trust 2003-W1
5.44%, 12/25/2042 (3)	126,073	132,719
6.03%, 12/25/2042 (3)	33,336	36,758
Fannie Mae REMIC Trust 2003-W4
6.50%, 10/25/2042 (3)	18,714	21,350
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034	702,000	771,771
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044	104,907	118,543
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044	178,385	202,095
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046	164,548	184,512
Fannie Mae REMIC Trust 2007-W1
6.34%, 08/25/2047 (3)	20,390	21,951
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037	35,718	39,288
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037 PO	36,333	31,923
Fannie Mae REMIC Trust 2007-W7
27.95% (1 Month LIBOR USD + 39.180%), 07/25/2037 (1)	26,302	41,629
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049	776,963	863,318
Fannie Mae REMICS
5.00%, 05/25/2018	10	10
4.75%, 09/25/2018	4,620	4,625
4.00%, 04/25/2019	1,937	1,940
8.00%, 07/25/2019	1,654	1,684
8.00%, 10/25/2019	548	561
4.00%, 11/25/2019	2,617	2,623
8.50%, 11/25/2019	405	418
9.00%, 11/25/2019	156	161
9.40%, 11/25/2019	246	255
7.50%, 12/25/2019	944	968
8.50%, 01/25/2020	110	114
8.80%, 01/25/2020	226	233
7.00%, 05/25/2020	96	100
5.50%, 06/25/2020	90	92
9.50%, 06/25/2020	179	188
7.00%, 07/25/2020	958	983
5.50%, 08/25/2020	98	99
6.50%, 08/25/2020	1,636	1,684
505.00%, 08/25/2020	2	12
1118.04%, 08/25/2020 IO	2	14
6.50%, 09/25/2020	695	716
7.00%, 09/25/2020	191	197
9.00%, 10/25/2020	828	865
18.79% (1 Month LIBOR USD + 21.600%), 11/25/2020 (1)	140	164
652.15%, 12/25/2020 IO	6	44
7.00%, 01/25/2021	259	268
5.00%, 03/25/2021	270	276
7.00%, 03/25/2021	9,212	9,528
14.40% (1 Month LIBOR USD + 17.675%), 05/25/2021 (1)	158	176
8.50%, 06/25/2021	224	238
8.75%, 06/25/2021	953	1,001
888.61%, 06/25/2021 (3)	2	12
6.50%, 07/25/2021	802	837
6.50%, 09/25/2021	64,086	67,173
13.23% (1 Month LIBOR USD + 15.100%), 09/25/2021 (1)	295	307
8.75%, 10/25/2021	1,627	1,695
22.04% (7 Year CMT Rate + 30.014%), 12/25/2021 (1)	188	217
6.00%, 02/25/2022	65,850	68,789
6.50%, 02/25/2022	10,996	11,546
0.00%, 03/25/2022 PO	25,191	24,202
7.50%, 06/25/2022	84	91
7.00%, 07/25/2022	960	1,002
7.50%, 07/25/2022	11,038	11,756
8.00%, 07/25/2022	502	514
8.00%, 07/25/2022	13,927	15,010
1184.78%, 07/25/2022 IO	4	59
6.00%, 08/25/2022	1,974	2,065
6.50%, 08/25/2022	2,694	2,841
1.89% (1 Month LIBOR USD + 0.021%), 09/25/2022 (1)	1,029	1,029
5.50%, 09/25/2022	1,395	1,441
6.00%, 09/25/2022	84,286	88,561
7.50%, 09/25/2022	8,940	9,423
7.75%, 09/25/2022	5,094	5,448
8.00%, 09/25/2022	13,509	14,551
0.00%, 10/25/2022 PO	1,448	1,373
1.48% (11th District Cost of Funds Index + 0.700%), 10/25/2022 (1)	856	866
7.00%, 10/25/2022	2,285	2,435
7.50%, 10/25/2022	7,371	7,892
7.90%, 01/25/2023	7,577	8,217
6.50%, 02/25/2023	3,227	3,397
7.00%, 02/25/2023	33,162	35,538
15.50% (1 Month LIBOR USD + 58.372%), 02/25/2023 (1)	1,264	1,605
5.50%, 03/25/2023	151,425	158,600
6.50%, 03/25/2023	2,360	2,508
7.00%, 03/25/2023	20,904	22,201
7.50%, 03/25/2023	7,893	8,491
7.70%, 03/25/2023	3,267	3,515
0.00%, 04/25/2023 PO	1,276	1,208
5.50%, 04/25/2023	8,647	8,974
5.50%, 04/25/2023	278,123	291,099
6.00% (1 Month LIBOR USD + 28.703%), 04/25/2023 (1)	5,371	5,798
7.00%, 04/25/2023	6,990	7,407
15.70% (7 Year CMT Rate + 22.300%), 04/25/2023 IO (1)	6,314	1,712
18.72% (11th District Cost of Funds Index + 20.533%), 04/25/2023 (1)	3,354	4,053
5.50%, 05/25/2023	66,126	69,334
7.00%, 05/25/2023	80,019	85,935
4.63% (1 Month LIBOR USD + 6.500%), 06/25/2023 IO (1)	41,079	1,732
5.00%, 06/25/2023	26,116	26,355
4.50%, 07/25/2023	104,156	109,520
5.39%, 07/25/2023 (3)	36,902	39,320
6.50%, 07/25/2023	1,822	1,931
7.00%, 07/25/2023	26,333	28,043
7.00%, 07/25/2023	40,952	43,814
2.75% (1 Month LIBOR USD + 0.880%), 08/25/2023 (1)	4,600	4,665
6.18% (1 Month LIBOR USD + 8.050%), 08/25/2023 IO (1)	1,327	97
6.88%, 08/25/2023	36,184	38,346
7.00%, 08/25/2023	64,969	69,330
7.84% (10 Year CMT Rate + 10.750%), 08/25/2023 IO (1)	32,859	4,725
0.00%, 09/25/2023 PO	3,062	2,886
0.00%, 09/25/2023 PO	1,195	1,137
2.52% (1 Month LIBOR USD + 0.650%), 09/25/2023 (1)	6,419	6,423
6.50%, 09/25/2023	3,423	3,654
12.50% (1 Month LIBOR USD + 77.315%), 09/25/2023 (1)	2,362	2,577
13.21% (11th District Cost of Funds Index + 14.858%), 09/25/2023 (1)	1,903	2,138
6.50%, 10/25/2023	21,093	22,471
6.50%, 10/25/2023	50,947	56,783
10.50% (11th District Cost of Funds Index + 63.389%), 10/25/2023 (1)	1,105	1,292
18.14% (1 Month LIBOR USD + 23.380%), 10/25/2023 (1)	3,079	3,887
26.35% (11th District Cost of Funds Index + 29.750%), 10/25/2023 (1)	1,657	2,145
0.00%, 11/25/2023 PO	337	318
6.50%, 11/25/2023	19,361	21,580
2.47% (1 Month LIBOR USD + 0.600%), 12/25/2023 (1)	1,556	1,568
2.87% (1 Month LIBOR USD + 1.000%), 12/25/2023 (1)	4,165	4,208
6.50%, 12/25/2023	5,164	5,549
12.17% (11th District Cost of Funds Index + 12.950%), 12/25/2023 (1)	1,938	2,240
17.95% (1 Month LIBOR USD + 24.500%), 12/25/2023 (1)	4,165	5,194
27.57% (11th District Cost of Funds Index + 31.013%), 12/25/2023 (1)	5,120	6,704
5.00%, 02/25/2024 IO	44,956	1,840
5.00%, 03/25/2024 IO	12,928	403
5.00%, 03/25/2024 IO	11,001	251
6.50%, 03/25/2024	16,641	17,729
6.50%, 03/25/2024	94,612	101,154
7.00%, 04/25/2024	62,264	67,584
7.00%, 04/25/2024	139,211	148,356
5.50%, 07/25/2024	16,955	17,801
5.50%, 08/25/2024	161,754	171,862
5.00%, 11/25/2024	254,055	266,089
8.50%, 01/25/2025	3,444	3,580
8.80%, 01/25/2025	6,638	7,467
2.17% (1 Month LIBOR USD + 0.300%), 07/25/2025 (1)	11,788	11,795
5.50%, 08/25/2025	151,233	162,351
5.50%, 01/25/2026	105,634	111,793
23.89% (1 Month LIBOR USD + 33.250%), 10/25/2026 (1)	21,649	28,787
7.00%, 11/25/2026	34,405	37,232
1.84%, 03/25/2027 IO (3)	17,207	419
1.84%, 03/25/2027 IO (3)	5,592	163
7.50%, 04/18/2027	6,515	7,320
7.50%, 04/20/2027	9,472	10,699
6.50%, 04/25/2027	21,973	24,491
7.50%, 05/20/2027	36,218	40,931
2.27% (1 Month LIBOR USD + 0.400%), 05/25/2027 (1)	3,051,368	3,069,725
6.50%, 07/18/2027	1,964	2,189
7.00%, 12/18/2027 IO	9,838	1,083
6.00%, 07/18/2028	12,347	13,723
5.73% (1 Month LIBOR USD + 7.600%), 07/25/2028 IO (1)	316,950	37,361
3.00%, 12/25/2028	1,237,521	1,167,087
6.00%, 12/25/2028	5,912	6,264
6.28% (1 Month LIBOR USD + 8.150%), 12/25/2028 IO (1)	10,688	873
5.00%, 03/25/2029	285,110	300,471
5.50%, 04/18/2029	26,521	28,536
6.35%, 04/25/2029	7,047	7,553
7.50%, 12/18/2029	10,470	11,734
7.50%, 02/25/2030	60,658	68,429
7.23% (1 Month LIBOR USD + 9.100%), 07/25/2030 IO (1)	20,819	2,907
3.00%, 09/25/2030	1,544,218	1,552,585
8.50%, 01/25/2031 IO	2,847	578
7.00%, 03/25/2031	6,556	7,410
3.50%, 04/25/2031	1,084,000	1,105,413
6.00%, 07/25/2031 IO	37,727	8,254
7.00%, 07/25/2031	21,821	24,665
7.00%, 08/25/2031	42,295	47,073
6.50%, 09/25/2031	9,386	10,382
7.00%, 09/25/2031	59,099	66,916
7.00%, 09/25/2031	10,411	11,760
7.00%, 09/25/2031	10,987	12,337
17.95% (1 Month LIBOR USD + 24.500%), 09/25/2031 (1)	28,055	37,193
6.50%, 10/25/2031	7,355	7,897
17.34% (1 Month LIBOR USD + 22.950%), 10/25/2031 (1)	17,685	25,068
6.00%, 11/25/2031	67,961	74,628
7.00%, 11/25/2031	71,979	81,589
11.88% (1 Month LIBOR USD + 15.500%), 11/25/2031 (1)	20,571	25,962
13.11% (1 Month LIBOR USD + 17.466%), 12/25/2031 (1)	1,906	2,321
0.00%, 01/25/2032 PO	2,833	2,543
19.11% (1 Month LIBOR USD + 25.188%), 02/25/2032 (1)	6,223	8,162
1.60% (1 Month LIBOR USD + 8.100%), 03/25/2032 IO (1)	75,334	3,639
10.00% (1 Month LIBOR USD + 54.000%), 03/25/2032 (1)	1,016	1,260
0.00%, 04/25/2032 PO	2,232	1,906
6.00%, 04/25/2032	179,817	200,557
6.50%, 04/25/2032	32,528	36,072
6.50%, 05/25/2032	66,087	73,195
6.50%, 06/25/2032	28,059	31,395
6.50%, 07/25/2032 IO	124,739	18,669
6.50%, 08/25/2032	80,120	89,829
14.65% (1 Month LIBOR USD + 19.800%), 08/25/2032 (1)	31,897	33,049
2.67% (1 Month LIBOR USD + 0.800%), 11/25/2032 (1)	342,700	349,609
5.00%, 11/25/2032	17,910	18,666
6.00%, 11/25/2032	506,659	557,579
8.50% (1 Month LIBOR USD + 51.000%), 11/25/2032 (1)	22,375	24,997
0.00%, 12/25/2032 PO	14,920	12,829
5.50%, 12/25/2032	166,620	172,305
11.05% (1 Month LIBOR USD + 14.483%), 12/25/2032 (1)	12,249	14,085
6.50%, 02/25/2033	23,836	25,924
5.00%, 03/25/2033 IO	30,616	3,761
6.00%, 03/25/2033	759	757
4.00%, 04/25/2033	272,252	279,488
0.00%, 05/25/2033 PO	7,806	6,613
4.00%, 05/25/2033	13,978	14,432
6.00%, 05/25/2033 IO (3)	12,210	2,685
6.00%, 05/25/2033	49,754	54,733
6.00%, 05/25/2033	195,048	206,115
6.00%, 05/25/2033	124,000	133,244
6.50%, 05/25/2033 IO	116,439	24,179
7.00%, 05/25/2033 IO	198,932	24,585
5.23% (1 Month LIBOR USD + 7.100%), 06/25/2033 IO (1)	93,026	5,165
5.75%, 06/25/2033	77,581	85,528
10.46% (1 Month LIBOR USD + 14.200%), 06/25/2033 (1)	69,198	75,008
9.59% (1 Month LIBOR USD + 13.750%), 07/25/2033 (1)	31,128	35,015
10.46% (1 Month LIBOR USD + 14.200%), 07/25/2033 (1)	17,287	17,602
0.00%, 08/25/2033 PO	7,090	6,655
5.25% (1 Month LIBOR USD + 7.467%), 08/25/2033 (1)	100,068	99,779
5.50%, 08/25/2033 IO	282,075	47,489
5.50%, 08/25/2033	135,074	146,606
6.80% (1 Month LIBOR USD + 10.170%), 08/25/2033 (1)	9,385	10,464
12.54% (1 Month LIBOR USD + 18.150%), 08/25/2033 (1)	46,491	52,431
3.50%, 09/25/2033	1,500,000	1,492,364
9.38% (1 Month LIBOR USD + 12.500%), 09/25/2033 (1)	20,872	23,350
3.00%, 10/25/2033	908,000	868,765
5.50%, 10/25/2033	973,858	1,056,581
5.73% (1 Month LIBOR USD + 7.600%), 11/25/2033 IO (1)	151,572	24,968
0.00%, 12/25/2033 PO	111,755	93,245
10.36% (1 Month LIBOR USD + 14.100%), 12/25/2033 (1)	19,603	20,417
2.62% (1 Month LIBOR USD + 0.750%), 01/25/2034 (1)	169,525	173,037
8.71% (1 Month LIBOR USD + 11.520%), 01/25/2034 (1)	6,741	7,500
12.46% (1 Month LIBOR USD + 16.200%), 01/25/2034 (1)	16,631	18,719
5.50%, 02/25/2034	14,308	14,459
21.11% (1 Month LIBOR USD + 28.600%), 02/25/2034 (1)	23,864	25,970
0.00%, 03/25/2034 PO	138,988	124,965
2.27% (1 Month LIBOR USD + 0.400%), 03/25/2034 (1)	127,478	127,909
5.50%, 04/25/2034	274,514	299,701
14.38% (1 Month LIBOR USD + 19.525%), 04/25/2034 (1)	76,092	96,195
2.27% (1 Month LIBOR USD + 0.400%), 05/25/2034 (1)	313,071	314,684
11.35% (1 Month LIBOR USD + 16.500%), 05/25/2034 (1)	19,890	23,959
14.38% (1 Month LIBOR USD + 19.525%), 05/25/2034 (1)	133,853	179,593
16.51% (1 Month LIBOR USD + 24.000%), 05/25/2034 (1)	29,003	37,296
5.50%, 07/25/2034	508,232	542,052
10.50% (1 Month LIBOR USD + 14.240%), 07/25/2034 (1)	19,018	22,193
2.12% (1 Month LIBOR USD + 0.250%), 08/25/2034 (1)	88,099	88,073
14.65% (1 Month LIBOR USD + 19.800%), 11/25/2034 (1)	31,941	34,741
18.11% (1 Month LIBOR USD + 25.125%), 01/25/2035 (1)	7,822	8,302
0.00%, 04/25/2035 PO	66,385	64,457
2.22% (1 Month LIBOR USD + 0.350%), 04/25/2035 (1)	144,224	144,520
12.32% (1 Month LIBOR USD + 17.000%), 05/25/2035 (1)	10,662	11,971
14.87% (1 Month LIBOR USD + 20.020%), 05/25/2035 (1)	159,170	190,446
14.98% (1 Month LIBOR USD + 20.130%), 05/25/2035 (1)	109,424	131,842
17.89% (1 Month LIBOR USD + 24.750%), 05/25/2035 (1)	36,539	43,743
5.00%, 06/25/2035	29,855	30,298
6.50%, 06/25/2035	484	488
16.14% (1 Month LIBOR USD + 25.500%), 06/25/2035 (1)	43,359	55,857
4.84% (1 Month LIBOR USD + 6.710%), 07/25/2035 IO (1)	99,821	14,140
5.75%, 07/25/2035	1,916,356	2,166,848
12.70% (1 Month LIBOR USD + 17.375%), 07/25/2035 (1)	37,264	47,909
5.50%, 08/25/2035	143,039	154,073
5.50%, 08/25/2035	979,024	982,903
12.02% (1 Month LIBOR USD + 16.700%), 08/25/2035 (1)	52,438	62,196
12.20% (1 Month LIBOR USD + 16.875%), 08/25/2035 (1)	59,454	71,068
0.00%, 09/25/2035 PO	20,217	18,829
16.71% (1 Month LIBOR USD + 24.200%), 09/25/2035 (1)	15,404	19,277
0.00%, 10/25/2035 PO	31,407	27,837
5.75%, 10/25/2035	134,536	145,972
12.20% (1 Month LIBOR USD + 16.875%), 10/25/2035 (1)	56,623	69,307
17.70% (1 Month LIBOR USD + 24.567%), 11/25/2035 (1)	281,780	384,687
5.50%, 12/25/2035	584,000	643,588
5.50%, 12/25/2035	74,013	78,459
6.00%, 12/25/2035	946,081	981,097
6.00%, 12/25/2035	25,556	27,549
0.00%, 01/25/2036 PO	9,686	9,385
5.50%, 01/25/2036	45,375	47,937
0.00%, 03/25/2036 PO	25,868	22,810
0.00%, 03/25/2036 PO	232,023	189,465
4.83% (1 Month LIBOR USD + 6.700%), 03/25/2036 IO (1)	850,752	144,079
5.50%, 03/25/2036	331,064	363,628
5.50%, 03/25/2036	97,559	104,709
5.50%, 03/25/2036	306,782	336,342
17.70% (1 Month LIBOR USD + 24.567%), 03/25/2036 (1)	21,454	31,481
0.00%, 04/25/2036 PO	79,248	70,175
0.00%, 04/25/2036 PO	76,451	68,016
0.00%, 04/25/2036 PO	35,070	31,647
2.12% (1 Month LIBOR USD + 0.250%), 04/25/2036 (1)	157,999	156,666
21.73% (1 Month LIBOR USD + 30.150%), 05/25/2036 (1)	25,854	38,168
0.00%, 06/25/2036 PO	43,020	36,777
0.00%, 06/25/2036 PO	21,275	18,851
0.00%, 06/25/2036 PO	64,636	58,292
0.00%, 06/25/2036 PO	142,997	119,824
0.00%, 06/25/2036 PO	176,414	155,710
2.27% (1 Month LIBOR USD + 0.400%), 06/25/2036 (1)	49,279	49,441
4.71% (1 Month LIBOR USD + 6.580%), 06/25/2036 IO (1)	180,727	24,800
17.34% (1 Month LIBOR USD + 24.199%), 06/25/2036 (1)	7,869	11,022
1.75% (1 Month LIBOR USD + 0.250%), 06/27/2036 (1)	533,646	523,695
0.00%, 07/25/2036 PO	49,752	42,878
0.00%, 07/25/2036 PO	13,439	11,734
0.00%, 07/25/2036 PO	29,409	28,263
0.00%, 07/25/2036 PO	26,445	22,754
2.16% (1 Month LIBOR USD + 0.290%), 07/25/2036 (1)	410,093	409,340
2.33% (1 Month LIBOR USD + 0.460%), 07/25/2036 (1)	42,692	43,000
4.65% (1 Month LIBOR USD + 6.520%), 07/25/2036 IO (1)	68,198	10,197
6.00%, 07/25/2036	568,237	621,367
6.50%, 07/25/2036	255,351	290,031
6.50%, 07/25/2036	338,447	380,089
21.31% (1 Month LIBOR USD + 28.800%), 07/25/2036 (1)	23,987	36,837
28.67% (1 Month LIBOR USD + 39.900%), 07/25/2036 (1)	18,876	29,975
0.00%, 08/25/2036 PO	16,872	15,178
0.00%, 08/25/2036 PO	49,795	44,857
0.00%, 08/25/2036 PO	36,155	31,890
0.00%, 08/25/2036 PO	90,087	79,865
2.22% (1 Month LIBOR USD + 0.350%), 08/25/2036 (1)	152,535	152,638
4.63% (1 Month LIBOR USD + 6.500%), 08/25/2036 IO (1)	93,197	21,629
6.50%, 08/25/2036	195,687	216,329
6.50%, 08/25/2036	39,715	43,308
0.00%, 09/25/2036 PO	47,163	42,397
0.00%, 09/25/2036 PO	22,008	19,812
0.00%, 09/25/2036 PO	50,594	45,393
6.50%, 09/25/2036	21,012	22,859
4.50%, 10/25/2036	231,067	240,823
18.71% (1 Month LIBOR USD + 26.200%), 10/25/2036 (1)	28,759	42,570
0.00%, 11/25/2036 PO	77,194	65,974
0.00%, 11/25/2036 PO	35,140	31,128
0.00%, 11/25/2036 PO	12,670	11,028
2.12% (1 Month LIBOR USD + 0.250%), 11/25/2036 (1)	1,606,504	1,605,526
0.00%, 12/25/2036 PO	42,455	35,103
0.00%, 12/25/2036 PO	17,284	15,328
1.68% (1 Month LIBOR USD + 0.060%), 12/25/2036 (1)	429,992	425,026
1.93% (1 Month LIBOR USD + 0.060%), 12/25/2036 (1)	111,533	109,605
4.78% (1 Month LIBOR USD + 6.650%), 12/25/2036 IO (1)	171,581	21,008
19.07% (1 Month LIBOR USD + 26.560%), 12/25/2036 (1)	8,274	11,503
0.00%, 01/25/2037 PO	40,747	35,097
0.00%, 01/25/2037 PO	119,120	100,262
5.50%, 01/25/2037	48,484	50,292
2.12% (1 Month LIBOR USD + 0.250%), 02/25/2037 (1)	139,071	138,581
27.77% (1 Month LIBOR USD + 39.000%), 02/25/2037 (1)	8,374	21,544
0.00%, 03/25/2037 PO	33,107	29,269
2.37% (1 Month LIBOR USD + 0.500%), 03/25/2037 (1)	82,437	82,931
2.62% (1 Month LIBOR USD + 0.750%), 03/25/2037 (1)	73,240	75,400
4.21% (1 Month LIBOR USD + 6.080%), 03/25/2037 IO (1)	9,144	670
4.57% (1 Month LIBOR USD + 6.440%), 03/25/2037 IO (1)	295,655	39,234
5.00%, 03/25/2037	8,150	8,538
6.00%, 03/25/2037	447,663	481,592
0.00%, 04/25/2037 PO	115,541	103,878
4.23% (1 Month LIBOR USD + 6.100%), 04/25/2037 IO (1)	63,305	5,866
16.43% (1 Month LIBOR USD + 22.666%), 04/25/2037 (1)	61,598	82,372
0.00%, 05/25/2037 PO	18,897	17,127
2.17% (1 Month LIBOR USD + 0.300%), 05/25/2037 (1)	61,314	61,200
6.00%, 05/25/2037	227,553	246,538
2.27% (1 Month LIBOR USD + 0.400%), 06/25/2037 (1)	347,565	347,451
2.32% (1 Month LIBOR USD + 0.000%), 06/25/2037 (1)	28,559	29,687
3.91% (1 Month LIBOR USD + 5.780%), 06/25/2037 IO (1)	60,268	6,857
4.23% (1 Month LIBOR USD + 6.100%), 06/25/2037 IO (1)	230,154	29,943
4.23% (1 Month LIBOR USD + 6.100%), 06/25/2037 IO (1)	71,777	9,985
6.50%, 06/25/2037	36,149	39,284
0.00%, 07/25/2037 PO	80,935	72,067
2.24% (1 Month LIBOR USD + 0.370%), 07/25/2037 (1)	72,020	72,124
2.37% (1 Month LIBOR USD + 0.500%), 07/25/2037 (1)	44,087	44,350
4.53% (1 Month LIBOR USD + 6.400%), 07/25/2037 IO (1)	490,724	63,530
4.75% (1 Month LIBOR USD + 6.620%), 07/25/2037 IO (1)	193,541	24,187
5.28% (1 Month LIBOR USD + 7.150%), 07/25/2037 IO (1)	844,856	164,976
5.50%, 07/25/2037	209,426	229,801
11.82% (1 Month LIBOR USD + 16.500%), 07/25/2037 (1)	47,646	54,844
2.32% (1 Month LIBOR USD + 0.450%), 08/25/2037 (1)	233,839	234,810
5.50%, 08/25/2037	51,898	54,992
6.00%, 08/25/2037	86,974	93,405
6.00%, 08/25/2037	22,837	25,085
6.00%, 08/25/2037	110,053	119,650
6.00%, 08/25/2037	123,702	132,747
17.15% (1 Month LIBOR USD + 24.017%), 08/25/2037 (1)	73,311	104,835
2.32% (1 Month LIBOR USD + 0.450%), 09/25/2037 (1)	1,119,375	1,125,927
4.67% (1 Month LIBOR USD + 6.540%), 09/25/2037 IO (1)	263,801	41,520
11.47% (1 Month LIBOR USD + 16.150%), 09/25/2037 (1)	17,901	21,196
0.00%, 10/25/2037 PO	721,348	640,768
4.58% (1 Month LIBOR USD + 6.450%), 10/25/2037 IO (1)	238,777	32,909
4.59% (1 Month LIBOR USD + 6.460%), 10/25/2037 IO (1)	280,295	39,418
6.08%, 10/25/2037 (3)	85,494	92,570
4.49% (1 Month LIBOR USD + 6.360%), 12/25/2037 IO (1)	8,483	760
4.53% (1 Month LIBOR USD + 6.400%), 12/25/2037 IO (1)	274,972	31,993
4.58% (1 Month LIBOR USD + 6.450%), 12/25/2037 IO (1)	269,053	38,619
6.50%, 12/25/2037	203,062	231,148
1.36%, 01/25/2038 IO (3)	621,613	23,167
4.04% (1 Month LIBOR USD + 5.910%), 02/25/2038 IO (1)	258,330	31,122
4.13% (1 Month LIBOR USD + 6.000%), 02/25/2038 IO (1)	497,176	68,774
2.77% (1 Month LIBOR USD + 0.900%), 03/25/2038 (1)	62,967	64,306
4.33% (1 Month LIBOR USD + 6.200%), 03/25/2038 IO (1)	68,609	8,831
4.36% (1 Month LIBOR USD + 6.230%), 03/25/2038 IO (1)	71,119	6,392
5.12% (1 Month LIBOR USD + 6.990%), 03/25/2038 IO (1)	121,866	19,299
10.26% (1 Month LIBOR USD + 14.000%), 03/25/2038 (1)	29,080	32,405
4.98% (1 Month LIBOR USD + 6.850%), 04/25/2038 IO (1)	58,104	6,179
5.03% (1 Month LIBOR USD + 6.900%), 04/25/2038 IO (1)	99,067	11,960
6.50%, 04/25/2038	64,938	68,003
15.09% (1 Month LIBOR USD + 20.700%), 04/25/2038 (1)	38,387	46,382
0.00%, 05/25/2038 PO	2,701	2,221
1.76%, 06/25/2038 IO (3)	256,742	13,256
5.00%, 07/25/2038	63,846	67,283
5.00%, 07/25/2038	65,535	69,850
5.33% (1 Month LIBOR USD + 7.200%), 07/25/2038 IO (1)	76,014	10,841
5.50%, 07/25/2038	263,931	286,162
3.98% (1 Month LIBOR USD + 5.850%), 09/25/2038 IO (1)	148,519	15,192
3.98% (1 Month LIBOR USD + 5.850%), 09/25/2038 IO (1)	246,831	27,401
4.50%, 11/25/2038	11,949	11,981
2.27% (1 Month LIBOR USD + 0.400%), 12/25/2038 (1)	81,146	81,347
4.00%, 02/25/2039	138,280	140,882
4.50%, 02/25/2039	11,314	11,507
4.68% (1 Month LIBOR USD + 6.550%), 02/25/2039 IO (1)	175,015	27,455
4.78% (1 Month LIBOR USD + 6.650%), 03/25/2039 IO (1)	94,158	14,760
2.32% (1 Month LIBOR USD + 0.450%), 04/25/2039 (1)	337,661	340,073
5.00%, 07/25/2039 IO	116,298	24,642
7.00%, 07/25/2039	4,514	4,818
5.00%, 08/25/2039	453,959	490,022
6.00%, 08/25/2039	510,238	561,152
5.00%, 09/25/2039	268,592	278,257
6.03%, 09/25/2039 (3)	215,984	239,125
4.03% (1 Month LIBOR USD + 5.900%), 10/25/2039 IO (1)	74,912	9,190
5.50%, 10/25/2039 IO	262,716	48,382
3.53%, 12/25/2039 (3)	380,220	405,776
4.31% (1 Month LIBOR USD + 6.180%), 12/25/2039 IO (1)	93,046	10,887
6.30%, 12/25/2039 (3)	375,167	414,010
0.00%, 01/25/2040 PO	64,852	55,120
4.38% (1 Month LIBOR USD + 6.250%), 01/25/2040 IO (1)	188,503	25,148
6.22%, 02/25/2040 (3)	86,213	96,441
6.21%, 03/25/2040 (3)	275,416	308,336
6.44%, 03/25/2040 (3)	293,626	331,478
8.92% (1 Month LIBOR USD + 12.660%), 03/25/2040 (1)	410,742	458,281
2.47% (1 Month LIBOR USD + 0.600%), 04/25/2040 (1)	103,930	104,675
4.55% (1 Month LIBOR USD + 6.420%), 04/25/2040 IO (1)	151,458	20,149
11.43% (1 Month LIBOR USD + 17.667%), 04/25/2040 (1)	188,009	235,743
2.47% (1 Month LIBOR USD + 0.600%), 05/25/2040 (1)	117,354	118,672
4.53% (1 Month LIBOR USD + 6.400%), 05/25/2040 IO (1)	84,911	12,473
0.00%, 06/25/2040 PO	104,813	88,356
5.00%, 06/25/2040	944,341	1,001,525
5.50%, 06/25/2040	1,007,000	1,088,031
5.50%, 07/25/2040	492,982	539,943
4.00%, 08/25/2040	1,102,956	1,107,740
5.00%, 09/25/2040	206,000	223,347
5.50%, 10/25/2040	1,975,689	2,180,341
2.57% (1 Month LIBOR USD + 4.440%), 11/25/2040 IO (1)	954,355	56,861
2.42% (1 Month LIBOR USD + 0.550%), 01/25/2041 (1)	231,298	232,463
4.66% (1 Month LIBOR USD + 6.530%), 01/25/2041 IO (1)	877,570	144,287
1.53%, 04/25/2041 IO (3)	1,517,151	74,282
2.37% (1 Month LIBOR USD + 0.500%), 07/25/2041 (1)	92,947	93,477
2.42% (1 Month LIBOR USD + 0.550%), 08/25/2041 (1)	277,138	280,400
2.37% (1 Month LIBOR USD + 0.500%), 11/25/2041 (1)	337,790	340,435
7.00%, 11/25/2041	1,496,437	1,708,682
7.00%, 11/25/2041	1,651,402	1,857,656
7.00%, 11/25/2041	1,920,880	2,193,638
3.50%, 03/25/2042	1,000,000	981,333
6.50%, 06/25/2042	69,466	78,427
2.32% (1 Month LIBOR USD + 0.450%), 09/25/2042 (1)	526,652	526,284
2.37% (1 Month LIBOR USD + 0.500%), 09/25/2042 (1)	259,572	260,431
2.37% (1 Month LIBOR USD + 0.500%), 09/25/2042 (1)	2,028,370	2,044,504
2.37% (1 Month LIBOR USD + 0.500%), 10/25/2042 (1)	796,770	804,561
3.00%, 02/25/2043	1,000,000	930,799
3.50%, 02/25/2043	539,687	542,294
0.00%, 09/25/2043 PO	1,691,362	1,323,857
0.00%, 10/25/2043 PO	1,198,728	932,699
0.00%, 12/25/2043 PO	3,142,189	2,493,866
3.00%, 08/25/2044	8,179,986	8,110,803
3.00%, 06/25/2045	2,431,213	2,416,972
2.50%, 11/25/2045	8,256,636	8,022,428
3.00%, 01/25/2046	2,540,383	2,528,960
3.00%, 04/25/2046	6,158,012	6,094,995
3.00%, 06/25/2046	5,973,440	5,889,037
4.23% (1 Month LIBOR USD + 6.100%), 11/25/2049 IO (1)	100,740	10,123
5.84%, 02/25/2051 (3)	153,979	162,741
5.43%, 07/25/2051 (3)	31,586	34,006
4.00%, 05/25/2053	5,476,660	5,690,393
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042	69,469	75,154
6.50%, 07/25/2042	118,330	134,293
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042	463,328	505,308
6.50%, 09/25/2042	186,993	208,205
Fannie Mae Trust 2003-W8
2.27% (1 Month LIBOR USD + 0.400%), 05/25/2042 (1)	41,153	40,682
7.00%, 10/25/2042	219,547	249,380
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033	295,377	335,607
Fannie Mae Trust 2004-W15
2.12% (1 Month LIBOR USD + 0.250%), 08/25/2044 (1)	178,399	177,206
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044	64,650	72,661
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044	64,252	73,346
Fannie Mae Trust 2005-W3
2.09% (1 Month LIBOR USD + 0.220%), 03/25/2045 (1)	1,444,765	1,437,891
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045	81,365	89,158
Fannie Mae Trust 2006-W2
3.21%, 11/25/2045 (3)	218,380	230,791
2.09% (1 Month LIBOR USD + 0.220%), 02/25/2046 (1)	682,459	682,035
Fannie Mae Whole Loan
2.13% (1 Month LIBOR USD + 0.260%), 11/25/2046 (1)	1,682,116	1,684,858
Fannie Mae-Aces
2.09% (1 Month LIBOR USD + 0.500%), 08/25/2019 (1)	302,925	302,904
4.33%, 03/25/2020 (3)	609,292	621,482
3.66%, 11/25/2020	536,067	544,597
3.73%, 06/25/2021	5,158,000	5,281,728
3.76%, 06/25/2021	917,506	936,802
2.92%, 08/25/2021	706,000	706,868
2.61%, 10/25/2021 (3)	2,776,973	2,763,185
2.52% (1 Month LIBOR USD + 0.930%), 11/25/2022 (1)	1,791,094	1,803,625
2.28%, 12/27/2022	1,357,000	1,322,728
2.39%, 01/25/2023 (3)	1,131,319	1,107,832
3.51%, 12/25/2023 (3)	8,394,000	8,608,255
3.47%, 01/25/2024 (3)	16,000,000	16,389,461
3.10%, 07/25/2024 (3)	1,066,000	1,069,898
3.02%, 08/25/2024 (3)	1,273,000	1,273,167
2.53%, 09/25/2024	1,390,000	1,348,362
2.72%, 10/25/2024	13,450,000	13,198,578
2.59%, 12/25/2024	1,640,000	1,591,045
3.05%, 12/25/2024 (3)	2,768,905	2,773,995
2.83%, 01/25/2025 (3)	3,450,362	3,376,078
2.90%, 01/25/2025 (3)	2,000,000	1,980,459
2.94%, 11/25/2025 (3)	8,800,000	8,716,315
2.38%, 09/25/2026	5,500,000	5,146,963
2.42%, 10/25/2026 (3)	5,335,000	5,038,773
2.49%, 12/25/2026 (3)	8,000,000	7,590,746
2.60%, 12/25/2026 (3)	43,307,000	41,342,391
2.96%, 02/25/2027 (3)	3,535,000	3,461,176
3.09%, 04/25/2027 (3)	23,211,000	22,997,897
3.06%, 05/25/2027 (3)	29,130,000	28,685,502
3.08%, 06/25/2027 (3)	5,513,000	5,450,679
3.30%, 04/25/2029	4,540,000	4,493,118
2.98%, 08/25/2029	2,200,000	2,127,717
3.19%, 02/25/2030	2,791,000	2,729,008
FHLMC-GNMA
7.00%, 03/25/2023	11,279	11,907
6.25%, 11/25/2023	7,896	8,367
7.50%, 04/25/2024	55,712	60,434
First Horizon Alternative Mortgage Securities Trust 2005-FA7
5.00%, 09/25/2020	5,890	5,907
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035	117,417	99,474
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021	24,676	23,998
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037	45,038	39,645
First Horizon Alternative Mortgage Securities Trust 2007-FA4
3.78% (1 Month LIBOR USD + 5.650%), 08/25/2037 IO (1)	981,333	173,542
First Horizon Mortgage Pass-Through Trust 2004-AR7
3.73%, 02/25/2035 (3)	244,674	246,504
First Horizon Mortgage Pass-Through Trust 2005-AR1
3.99%, 04/25/2035 (3)	146,228	149,922
FN BM3665 Mortgage
4.00%, 03/01/2048 (10)	10,925,958	11,355,656
Freddie Mac Gold Pool
5.50%, 04/01/2018	2,801	2,798
6.00%, 04/01/2018	24	24
4.00%, 06/01/2018	126	130
4.50%, 08/01/2018	354	356
4.50%, 10/01/2018	3,350	3,369
4.50%, 10/01/2018	139	139
5.50%, 01/01/2019	2,471	2,477
6.50%, 09/01/2019	484	486
5.50%, 12/01/2019	4,151	4,190
6.00%, 02/01/2020	534	536
5.50%, 04/01/2020	5,961	6,002
5.50%, 06/01/2020	460	461
6.00%, 06/01/2020	5,162	5,242
8.00%, 07/01/2020	4	4
6.00%, 08/01/2020	2,459	2,498
6.00%, 07/01/2021	340	341
6.00%, 07/01/2021	9,734	9,869
6.00%, 01/01/2022	487	488
6.00%, 03/01/2022	1,298	1,305
6.50%, 03/01/2022	3,097	3,181
5.50%, 02/01/2024	12,550	13,008
4.00%, 07/01/2024	319,684	329,504
8.00%, 08/01/2024	692	764
8.00%, 11/01/2024	463	493
7.50%, 08/01/2025	1,200	1,317
4.00%, 10/01/2025	359,118	370,253
3.50%, 11/01/2025	378,159	385,760
3.50%, 12/01/2025	1,245,068	1,271,174
10.00%, 03/17/2026	8,237	8,169
7.00%, 04/01/2026	1,431	1,572
4.00%, 05/01/2026	1,339,914	1,383,005
3.50%, 08/01/2026	1,402,001	1,431,392
3.50%, 01/01/2027	242,703	247,792
6.50%, 01/01/2028	48,439	53,306
2.50%, 03/01/2028	10,698,211	10,549,198
2.50%, 04/01/2028	2,774,921	2,736,252
3.00%, 07/01/2028	2,268,090	2,274,916
8.50%, 07/01/2028	3,708	4,211
3.00%, 08/01/2028	1,228,417	1,230,758
3.00%, 09/01/2028	4,443,349	4,446,936
3.00%, 10/01/2028	1,902,306	1,902,791
7.00%, 12/01/2028	55,284	61,958
3.00%, 05/01/2029	1,684,337	1,682,881
6.50%, 06/01/2029	18,272	20,576
7.00%, 07/01/2029	1,005	1,090
6.50%, 08/01/2029	101,986	114,844
6.00%, 10/01/2029	16,294	18,153
2.50%, 03/01/2030	1,978,867	1,939,055
2.50%, 07/01/2030	4,802,237	4,702,858
10.00%, 10/01/2030	69,381	73,490
7.00%, 01/01/2031	49,657	54,907
3.00%, 04/01/2031	7,749,332	7,737,988
2.50%, 08/01/2031	2,416,978	2,366,948
2.00%, 01/01/2032	2,965,750	2,833,102
3.50%, 01/01/2032	692,735	707,538
7.50%, 01/01/2032	114,171	127,036
3.00%, 02/01/2032	12,221,203	12,206,427
3.50%, 03/01/2032	282,631	288,672
7.00%, 07/01/2032	3,551	3,797
7.00%, 08/01/2032	6,493	7,373
5.50%, 01/01/2033	93,679	102,266
3.50%, 02/01/2033	211,603	215,155
6.00%, 02/01/2033	66,131	70,684
3.50%, 05/01/2033	266,850	271,299
3.50%, 05/01/2033	983,436	999,833
5.50%, 10/01/2033	46,326	52,036
6.00%, 12/01/2033	13,879	15,415
3.50%, 01/01/2034	10,447,154	10,670,491
5.00%, 01/01/2034	36,525	39,395
6.00%, 01/01/2034	24,635	26,271
6.00%, 01/01/2034	34,815	39,733
5.00%, 06/01/2034	108,926	116,696
5.00%, 09/01/2034	106,833	115,907
6.50%, 11/01/2034	13,489	15,541
6.50%, 01/01/2035	119,824	134,930
5.00%, 03/01/2035	44,137	47,571
5.50%, 07/01/2035	103,561	113,994
5.00%, 08/01/2035	1,662,774	1,802,729
4.50%, 11/01/2035	14,051	14,751
6.50%, 12/01/2035	76,131	85,729
6.50%, 12/01/2035	45,113	48,170
5.50%, 01/01/2036	24,435	26,937
5.00%, 03/01/2036	3,470,550	3,743,219
5.00%, 07/01/2036	3,162	3,410
5.00%, 11/01/2036	93,641	100,750
6.00%, 11/01/2036	9,466	10,188
6.50%, 11/01/2036	28,453	32,040
6.50%, 11/01/2036	323,166	356,143
6.50%, 11/01/2036	161,597	180,248
5.50%, 12/01/2036	46,530	51,158
6.00%, 12/01/2036	21,831	24,490
6.00%, 12/01/2036	10,192	11,409
6.50%, 12/01/2036	325,533	368,883
6.50%, 12/01/2036	132,628	147,950
7.50%, 12/01/2036	395,721	436,384
3.00%, 01/01/2037	3,557,892	3,532,036
6.50%, 01/01/2037	19,381	20,995
6.50%, 01/01/2037	6,483	6,645
6.50%, 02/01/2037	26,490	28,519
7.00%, 02/01/2037	9,584	10,759
5.00%, 03/01/2037	235,814	253,478
5.00%, 06/01/2037	296,535	319,667
6.50%, 06/01/2037	19,872	21,442
5.00%, 08/01/2037	289,568	312,347
6.50%, 11/01/2037	88,253	99,767
3.00%, 12/01/2037	993,541	985,399
3.00%, 01/01/2038	1,491,148	1,480,303
7.50%, 01/01/2038	78,776	90,039
7.50%, 01/01/2038	48,136	56,429
5.00%, 02/01/2038	314,637	338,699
5.00%, 03/01/2038	301,901	325,518
5.00%, 03/01/2038	313,920	338,211
5.00%, 03/01/2038	82,478	88,959
5.00%, 03/01/2038	355,246	382,718
6.50%, 03/01/2038	73,765	83,065
5.00%, 04/01/2038	230,340	247,305
5.50%, 05/01/2038	76,972	84,448
5.50%, 08/01/2038	97,834	107,352
5.00%, 09/01/2038	1,188	1,280
5.00%, 09/01/2038	242,698	261,486
7.50%, 09/01/2038	42,522	50,127
5.00%, 11/01/2038	1,770	1,907
5.00%, 11/01/2038	98,914	106,232
5.00%, 12/01/2038	998	1,072
5.00%, 12/01/2038	287,386	309,701
5.50%, 01/01/2039	3,634,333	4,006,691
5.00%, 02/01/2039	589,411	634,998
5.00%, 05/01/2039	9,976	10,859
4.50%, 07/01/2039	268,999	284,501
4.50%, 10/01/2039	2,161,642	2,286,393
5.00%, 10/01/2039	656,312	707,131
4.50%, 11/01/2039	3,357,133	3,550,791
4.50%, 11/01/2039	2,465,987	2,608,084
5.00%, 01/01/2040	147,296	159,610
5.00%, 03/01/2040	258,249	278,562
5.00%, 03/01/2040	3,366,471	3,630,184
5.50%, 03/01/2040	31,210	33,981
4.50%, 05/01/2040	1,150,634	1,217,079
5.50%, 05/01/2040	2,447,356	2,684,630
4.50%, 08/01/2040	552,528	584,414
5.00%, 08/01/2040	1,623,911	1,750,955
5.00%, 08/01/2040	426,046	459,408
5.50%, 08/01/2040	1,011,657	1,109,326
4.00%, 09/01/2040	914,199	945,971
4.50%, 09/01/2040	423,704	448,135
4.50%, 09/01/2040	1,735,230	1,835,476
4.00%, 11/01/2040	2,880,962	2,981,257
4.00%, 11/01/2040	49,450	51,165
4.00%, 12/01/2040	518,840	536,904
4.00%, 12/01/2040	1,756,614	1,817,709
4.00%, 12/01/2040	1,685,445	1,744,067
4.00%, 12/01/2040	1,419,967	1,469,419
4.00%, 12/01/2040	1,188,757	1,230,172
4.00%, 01/01/2041	1,037,833	1,073,977
4.50%, 03/01/2041	330,604	349,696
5.00%, 04/01/2041	1,349,109	1,450,630
4.50%, 05/01/2041	2,404,542	2,542,999
4.00%, 05/15/2041 (5)	500,000	512,123
5.00%, 06/01/2041	408,980	440,166
4.50%, 08/01/2041	887,573	938,233
4.00%, 10/01/2041	5,722,673	5,922,200
4.00%, 11/01/2041	15,754	16,303
4.00%, 01/01/2042	274,726	284,305
3.50%, 04/15/2042 (5)	65,195,000	65,305,551
3.50%, 05/01/2042	1,208,443	1,216,846
4.00%, 05/01/2042	18,512	19,151
3.50%, 06/01/2042	3,443,303	3,467,862
3.50%, 06/01/2042	561,093	564,986
4.00%, 06/01/2042	2,815,853	2,914,736
3.50%, 07/01/2042	13,048,942	13,139,673
3.00%, 08/01/2042	2,335,914	2,294,317
3.50%, 08/01/2042	1,122,121	1,129,923
3.50%, 09/01/2042	4,367,088	4,397,454
3.50%, 09/01/2042	7,567,102	7,619,714
3.00%, 10/01/2042	5,846,432	5,742,290
3.50%, 10/01/2042	3,338,284	3,361,496
3.50%, 10/01/2042	13,940,438	14,037,270
4.00%, 10/01/2042	111,896	113,170
3.00%, 11/01/2042	7,529,268	7,395,192
3.50%, 11/01/2042	1,387,610	1,397,259
3.50%, 11/01/2042	3,786,943	3,813,275
3.50%, 11/01/2042	144,360	145,399
3.50%, 12/01/2042	4,380,501	4,410,951
3.50%, 01/01/2043	9,761,314	9,829,179
4.00%, 01/01/2043	311,221	322,230
3.00%, 02/01/2043	494,768	485,957
3.00%, 03/01/2043	3,166,416	3,110,025
3.00%, 03/01/2043	6,410,787	6,296,640
3.50%, 03/01/2043	996,502	1,003,430
3.00%, 04/01/2043	114,633	112,596
3.00%, 04/01/2043	14,558,245	14,298,990
3.00%, 04/15/2043 (5)	5,235,000	5,099,744
3.50%, 05/01/2043	355,538	358,081
3.00%, 06/01/2043	17,909,420	17,585,939
3.00%, 06/01/2043	45,022	44,162
3.50%, 06/01/2043	2,060,442	2,074,758
3.50%, 06/01/2043	1,237,357	1,246,269
4.00%, 06/01/2043	22,424	23,161
3.00%, 07/01/2043	33,933	33,311
3.00%, 07/01/2043	445,601	437,433
3.00%, 08/01/2043	646,599	634,245
3.00%, 08/01/2043	8,537,643	8,378,939
4.50%, 08/01/2043	3,242,713	3,429,745
3.00%, 09/01/2043	533,484	522,739
4.00%, 09/01/2043	9,160,704	9,479,685
4.00%, 09/01/2043	232,895	240,940
3.50%, 10/01/2043	262,764	264,591
3.00%, 11/01/2043	66,529	65,242
4.00%, 11/01/2043	112,165	115,739
4.00%, 11/01/2043	241,633	249,132
4.00%, 12/01/2043	2,263,909	2,333,724
4.00%, 12/01/2043	293,119	302,071
4.00%, 12/01/2043	1,061,138	1,097,804
4.00%, 12/01/2043	1,376,304	1,424,253
4.00%, 01/01/2044	686,423	707,591
4.00%, 01/01/2044	184,469	190,729
4.00%, 03/01/2044	3,818,370	3,933,732
4.50%, 03/01/2044	881,311	923,478
3.50%, 05/01/2044	18,738,963	18,869,190
4.50%, 05/01/2044	1,328,193	1,391,803
4.50%, 07/01/2044	48,737	51,077
4.50%, 07/01/2044	407,290	426,857
4.50%, 09/01/2044	2,538,900	2,660,894
4.00%, 10/01/2044	10,408,521	10,746,542
4.00%, 01/01/2045	634,352	653,466
3.50%, 03/01/2045	4,059,703	4,073,777
4.00%, 04/15/2045 (5)	20,050,000	20,572,174
3.00%, 05/01/2045	2,741,598	2,683,520
3.00%, 05/01/2045	1,550,370	1,517,105
3.00%, 06/01/2045	762,655	746,706
3.00%, 10/01/2045	6,160,625	6,050,912
4.00%, 10/01/2045	12,162,032	12,527,662
4.00%, 10/01/2045	952,653	981,353
3.00%, 12/01/2045	10,815,545	10,557,217
3.50%, 12/01/2045	12,299,611	12,342,216
3.50%, 01/01/2046	12,224,790	12,282,347
4.00%, 01/01/2046	4,223,294	4,372,323
3.50%, 02/01/2046	10,059,290	10,094,193
3.50%, 03/01/2046	11,713,799	11,779,829
4.00%, 05/01/2046	471,782	485,995
4.00%, 06/01/2046	14,183,694	14,610,560
3.00%, 07/01/2046	1,642,939	1,603,078
3.50%, 07/01/2046	5,441,103	5,459,904
4.00%, 08/01/2046	3,139,667	3,234,534
3.00%, 09/01/2046	2,407,851	2,349,650
3.00%, 09/01/2046	1,725,557	1,683,848
4.50%, 09/01/2046	6,121,911	6,409,936
3.00%, 10/01/2046	3,277,083	3,197,361
3.00%, 10/01/2046	2,051,289	2,001,705
4.50%, 10/01/2046	4,941,093	5,173,563
3.00%, 11/01/2046	20,053,290	19,562,339
3.00%, 12/01/2046	13,205,493	12,886,294
3.00%, 12/01/2046	3,743,547	3,651,897
3.00%, 01/01/2047	9,728,317	9,492,524
3.00%, 01/01/2047	21,564,391	21,022,770
3.00%, 02/01/2047	12,330,982	12,030,189
3.00%, 05/01/2047	19,790,650	19,329,650
4.50%, 07/01/2047	8,057,228	8,572,148
4.00%, 09/01/2047	7,883,899	8,141,081
3.50%, 10/01/2047	28,178,530	28,245,556
3.50%, 11/01/2047	5,906,452	5,920,444
4.00%, 11/01/2047	7,636,924	7,848,593
Freddie Mac Multifamily Structured Pass Through Certificates
2.31%, 03/25/2020	6,850,000	6,797,958
1.53%, 06/25/2020 IO (3)	49,980,453	1,367,915
2.60%, 09/25/2020	555,776	553,258
3.13%, 06/25/2021	12,700,000	12,802,815
1.42%, 05/25/2022 IO (3)	53,114,493	2,547,504
2.36%, 08/25/2022	3,950,121	3,868,725
2.86%, 08/25/2022	6,965,000	6,967,022
3.07%, 08/25/2022	2,438,000	2,454,681
2.37% (1 Month LIBOR USD + 0.700%), 09/25/2022 (1)	2,375,289	2,381,233
2.84%, 09/25/2022	2,665,000	2,652,939
0.87%, 10/25/2022 IO (3)	22,403,001	722,960
2.31%, 12/25/2022	6,000,000	5,851,390
2.52%, 01/25/2023	2,000,000	1,968,523
2.62%, 01/25/2023	8,500,000	8,381,841
3.11%, 02/25/2023	13,450,000	13,569,560
3.32%, 02/25/2023 (3)	5,550,000	5,653,493
3.49%, 01/25/2024	18,300,000	18,792,530
3.10%, 02/25/2024	11,250,000	11,260,999
3.39%, 03/25/2024	4,286,000	4,379,996
2.91%, 04/25/2024	15,422,000	15,322,955
3.04%, 07/25/2024	10,000,000	9,965,063
3.06%, 08/25/2024 (3)	5,677,000	5,682,095
2.81%, 09/25/2024	6,287,000	6,200,012
3.59%, 01/25/2025	5,597,000	5,794,291
2.77%, 05/25/2025	4,250,000	4,127,577
3.16%, 05/25/2025 (3)	5,600,000	5,576,144
3.33%, 08/25/2025 (3)	10,000,000	10,152,694
1.37%, 03/25/2026 (3)	27,815,417	2,494,261
3.17%, 09/25/2026 (3)	7,915,000	7,875,137
3.36%, 12/25/2026	27,000,000	27,099,274
3.41%, 12/25/2026	13,075,000	13,271,422
3.51%, 01/25/2027 (3)	6,000,000	6,108,625
3.24%, 04/25/2027	7,030,000	7,038,732
3.33%, 05/25/2027	1,779,000	1,782,898
3.12%, 06/25/2027	4,263,000	4,219,267
3.24%, 08/25/2027	2,134,000	2,134,455
3.19%, 09/25/2027 (3)	35,150,000	34,990,795
3.25%, 09/25/2027 (3)	4,900,000	4,870,357
3.30%, 11/25/2027 (3)	4,278,000	4,298,582
3.36%, 11/25/2027 (3)	18,922,000	18,971,511
3.36%, 12/25/2027 (3)	3,332,000	3,350,784
3.35%, 01/25/2028	5,167,000	5,202,785
3.08%, 01/25/2031	4,126,000	4,054,888
Freddie Mac Non Gold Pool
3.42% (1 Year CMT Rate + 2.215%), 07/01/2019 (1)	152	152
3.13% (1 Year CMT Rate + 2.125%), 07/01/2026 (1)	3,967	3,976
3.28% (1 Year CMT Rate + 2.110%), 01/01/2027 (1)	6,957	7,213
3.49% (1 Year CMT Rate + 2.239%), 04/01/2030 (1)	1,901	1,986
3.61% (1 Year CMT Rate + 2.373%), 09/01/2032 (1)	5,227	5,482
3.37% (1 Year CMT Rate + 2.244%), 05/01/2033 (1)	192,001	202,339
3.48% (1 Year CMT Rate + 2.230%), 12/01/2033 (1)	28,392	29,837
3.50% (12 Month LIBOR USD + 1.750%), 04/01/2034 (1)	32,970	34,582
3.54% (1 Year CMT Rate + 2.370%), 09/01/2034 (1)	138,528	146,301
3.69% (1 Year CMT Rate + 2.250%), 01/01/2035 (1)	68,932	72,553
3.70% (1 Year CMT Rate + 2.250%), 01/01/2035 (1)	146,295	153,173
3.42% (12 Month LIBOR USD + 1.665%), 08/01/2035 (1)	6,442	6,707
3.85% (6 Month LIBOR USD + 2.130%), 12/01/2035 (1)	48,296	50,967
3.44% (1 Year CMT Rate + 2.250%), 02/01/2036 (1)	102,259	107,352
3.50% (12 Month LIBOR USD + 1.718%), 02/01/2036 (1)	23,848	24,948
4.04% (12 Month LIBOR USD + 2.040%), 03/01/2036 (1)	95,999	101,526
4.24% (12 Month LIBOR USD + 2.470%), 03/01/2036 (1)	80,323	86,343
3.03% (1 Year CMT Rate + 2.250%), 05/01/2036 (1)	70,697	74,651
3.13% (1 Year CMT Rate + 2.245%), 05/01/2036 (1)	104,905	110,745
4.06% (12 Month LIBOR USD + 2.298%), 05/01/2036 (1)	22,719	24,349
3.74% (12 Month LIBOR USD + 1.937%), 06/01/2036 (1)	307,324	324,520
3.80% (12 Month LIBOR USD + 1.990%), 06/01/2036 (1)	92,717	97,683
3.25% (1 Year CMT Rate + 2.250%), 07/01/2036 (1)	38,878	41,032
3.35% (6 Month LIBOR USD + 1.744%), 07/01/2036 (1)	51,615	53,745
3.36% (1 Year CMT Rate + 2.250%), 07/01/2036 (1)	53,409	56,403
3.25% (6 Month LIBOR USD + 1.625%), 08/01/2036 (1)	8,315	8,594
3.45% (6 Month LIBOR USD + 1.681%), 08/01/2036 (1)	59,870	62,058
3.55% (6 Month LIBOR USD + 1.709%), 08/01/2036 (1)	235,089	243,783
3.53% (12 Month LIBOR USD + 1.770%), 09/01/2036 (1)	120,277	126,106
3.66% (12 Month LIBOR USD + 1.875%), 09/01/2036 (1)	148,103	156,025
3.29% (6 Month LIBOR USD + 1.700%), 10/01/2036 (1)	80,312	83,119
3.30% (6 Month LIBOR USD + 1.787%), 10/01/2036 (1)	63,776	66,613
3.32% (6 Month LIBOR USD + 1.787%), 10/01/2036 (1)	119,384	124,698
3.35% (12 Month LIBOR USD + 1.595%), 10/01/2036 (1)	61,695	65,154
3.61% (1 Year CMT Rate + 2.355%), 10/01/2036 (1)	83,354	87,514
3.95% (12 Month LIBOR USD + 2.195%), 10/01/2036 (1)	36,213	38,216
3.39% (12 Month LIBOR USD + 1.640%), 11/01/2036 (1)	109,569	113,923
3.42% (1 Year CMT Rate + 2.250%), 11/01/2036 (1)	205,416	215,871
3.45% (12 Month LIBOR USD + 1.665%), 11/01/2036 (1)	22,477	23,381
3.51% (1 Year CMT Rate + 2.243%), 11/01/2036 (1)	58,469	61,459
3.52% (12 Month LIBOR USD + 1.770%), 11/01/2036 (1)	69,388	72,596
3.34% (12 Month LIBOR USD + 1.588%), 12/01/2036 (1)	309,007	320,907
3.42% (12 Month LIBOR USD + 1.665%), 12/01/2036 (1)	226,458	235,721
3.44% (12 Month LIBOR USD + 1.690%), 12/01/2036 (1)	7,331	7,653
3.77% (12 Month LIBOR USD + 1.993%), 12/01/2036 (1)	136,359	143,627
3.88% (12 Month LIBOR USD + 2.125%), 12/01/2036 (1)	4,118	4,392
3.17% (6 Month LIBOR USD + 1.665%), 01/01/2037 (1)	15,824	16,469
3.76% (12 Month LIBOR USD + 1.900%), 01/01/2037 (1)	49,442	51,623
3.56% (12 Month LIBOR USD + 1.695%), 02/01/2037 (1)	15,003	15,626
3.71% (12 Month LIBOR USD + 1.880%), 02/01/2037 (1)	8,382	8,790
3.80% (6 Month LIBOR USD + 2.110%), 02/01/2037 (1)	124,115	130,769
3.91% (12 Month LIBOR USD + 1.977%), 02/01/2037 (1)	88,078	92,766
4.21% (12 Month LIBOR USD + 2.244%), 02/01/2037 (1)	24,186	25,749
3.57% (6 Month LIBOR USD + 1.906%), 03/01/2037 (1)	230,105	241,030
4.05% (12 Month LIBOR USD + 2.180%), 03/01/2037 (1)	41,169	43,005
4.26% (12 Month LIBOR USD + 2.356%), 03/01/2037 (1)	26,255	27,712
3.66% (12 Month LIBOR USD + 1.910%), 04/01/2037 (1)	2,496	2,550
3.75% (12 Month LIBOR USD + 1.975%), 04/01/2037 (1)	57,900	61,056
3.03% (6 Month LIBOR USD + 1.518%), 05/01/2037 (1)	91,183	94,242
3.51% (6 Month LIBOR USD + 2.010%), 05/01/2037 (1)	35,813	37,708
3.52% (6 Month LIBOR USD + 2.010%), 05/01/2037 (1)	102,224	107,714
3.62% (6 Month LIBOR USD + 2.120%), 05/01/2037 (1)	14,740	15,482
3.94% (12 Month LIBOR USD + 2.180%), 05/01/2037 (1)	103,900	110,351
3.96% (12 Month LIBOR USD + 2.048%), 05/01/2037 (1)	173,909	183,834
3.53% (12 Month LIBOR USD + 1.700%), 06/01/2037 (1)	54,492	56,947
3.66% (12 Month LIBOR USD + 1.867%), 07/01/2037 (1)	28,864	30,231
3.50% (12 Month LIBOR USD + 1.750%), 11/01/2037 (1)	5,708	5,913
3.87% (12 Month LIBOR USD + 2.065%), 04/01/2038 (1)	87,017	91,803
3.74% (12 Month LIBOR USD + 1.877%), 05/01/2038 (1)	59,194	61,995
3.61% (12 Month LIBOR USD + 1.844%), 07/01/2040 (1)	81,515	85,228
Freddie Mac Reference REMIC
6.00%, 04/15/2036	408,930	448,469
6.00%, 05/15/2036	560,018	615,108
Freddie Mac REMICS
4.50%, 05/15/2018	349	349
6.50%, 05/15/2018	29	29
4.32% (1 Month LIBOR USD + 6.100%), 06/15/2018 IO (1)	506	2
4.50%, 06/15/2018	4,396	4,398
4.50%, 07/15/2018	5,893	5,898
0.00%, 03/15/2019 PO	9,262	9,164
6.50%, 03/15/2019 IO	346	7
0.00%, 02/15/2020 PO	84,614	82,928
5.00%, 02/15/2020 IO	13,391	418
5.00%, 02/15/2020 IO	25,210	850
6.50%, 03/15/2020	1,842	1,880
9.10% (1 Month LIBOR USD + 12.294%), 03/15/2020 (1)	618	619
9.60%, 04/15/2020	110	111
10.00%, 06/15/2020	15	15
7.80%, 09/15/2020	14	15
9.00%, 10/15/2020	211	222
6.95%, 01/15/2021	880	899
8.60%, 01/15/2021	3	4
9.50%, 01/15/2021	112	117
9.00%, 04/15/2021	247	264
2.73% (1 Month LIBOR USD + 0.950%), 05/15/2021 (1)	121	122
5.00%, 05/15/2021	421	423
7.00%, 05/15/2021	2,608	2,708
27.96% (1 Month LIBOR USD + 34.000%), 05/15/2021 (1)	63	69
37.23% (1 Month LIBOR USD + 45.225%), 05/15/2021 (1)	85	89
6.00%, 07/15/2021 (3)	615	631
5.50%, 08/15/2021	285	290
7.00%, 09/15/2021	1,389	1,428
8.50%, 09/15/2021	1,698	1,822
6.88%, 11/15/2021 (3)	56,799	57,930
0.00%, 12/15/2021 PO	10,452	10,405
979.77% (1 Month LIBOR USD + 1,199.990%), 01/15/2022 IO (1)	4	20
5.00%, 03/15/2022	208,773	212,115
7.00%, 03/15/2022	698	729
7.00%, 05/15/2022	914	932
7.50%, 08/15/2022	1,328	1,433
8.00%, 08/15/2022	3,329	3,587
2.93% (1 Month LIBOR USD + 1.150%), 09/15/2022 (1)	2,285	2,323
5.50%, 10/15/2022	60,163	62,854
3.79% (1 Month LIBOR USD + 4.675%), 12/15/2022 (1)	2,186	2,224
5.50%, 12/15/2022	19,479	20,355
1.78% (11th District Cost of Funds Index + 1.000%), 02/15/2023 (1)	332	338
7.50%, 02/15/2023	21,803	23,473
5.50%, 03/15/2023	146,000	155,099
2.93% (1 Month LIBOR USD + 1.150%), 04/15/2023 (1)	12,317	12,566
5.50%, 04/15/2023	147,000	157,131
7.00%, 04/15/2023	18,649	19,920
7.50%, 04/15/2023	3,780	4,073
5.00%, 05/15/2023	18,978	19,582
7.00%, 05/15/2023	1,987	2,129
7.20% (3 Month CMT Rate + 8.900%), 05/15/2023 (1)	8,404	8,988
0.00%, 06/15/2023 PO	28	28
0.00%, 06/15/2023 PO	20	20
4.77% (1 Month LIBOR USD + 6.550%), 06/15/2023 IO (1)	187	0
5.60%, 06/15/2023	38,211	39,919
2.18% (10 Year CMT Rate + -0.700%), 07/15/2023 (1)	7,812	7,789
6.82% (1 Month LIBOR USD + 8.600%), 07/15/2023 (1)	11,028	11,394
24.42% (11th District Cost of Funds Index + 27.471%), 07/15/2023 (1)	1,641	2,107
2.28% (11th District Cost of Funds Index + 1.500%), 08/15/2023 (1)	433	445
6.50%, 09/15/2023	53,205	56,907
7.00%, 09/15/2023	14,439	15,501
26.84% (1 Month LIBOR USD + 34.500%), 09/15/2023 (1)	6,353	8,849
0.00%, 10/15/2023 PO	8,112	8,046
6.25%, 10/15/2023	8,814	9,341
16.98% (1 Month LIBOR USD + 22.750%), 10/15/2023 (1)	5,255	6,489
5.00%, 11/15/2023	241,760	251,107
5.50%, 11/15/2023	61,587	64,602
6.00%, 11/15/2023	21,158	22,287
5.00%, 12/15/2023	24,926	26,284
6.50%, 12/15/2023	12,064	12,829
6.50%, 12/15/2023	20,963	22,274
7.00%, 01/15/2024	7,255	7,763
0.00%, 02/15/2024 PO	7,274	6,985
0.00%, 02/15/2024 PO	5,959	5,346
7.00%, 02/15/2024	1,655	1,881
10.00% (11th District Cost of Funds Index + 44.146%), 02/15/2024 (1)	2,165	2,726
15.24% (1 Month LIBOR USD + 19.238%), 02/15/2024 (1)	880	1,071
2.06% (10 Year CMT Rate + -0.850%), 03/15/2024 (1)	653	648
2.38% (1 Month LIBOR USD + 0.600%), 03/15/2024 (1)	1,330	1,346
7.00%, 03/15/2024	6,908	7,408
7.00%, 03/15/2024	37,301	40,021
27.94% (11th District Cost of Funds Index + 31.430%), 03/15/2024 IO (1)	4,527	1,320
7.50%, 04/15/2024	23,929	25,780
0.00%, 05/15/2024 PO	5,447	5,092
7.69% (10 Year CMT Rate + 10.600%), 05/15/2024 IO (1)	13,042	2,132
6.00%, 06/15/2024	23,043	25,738
7.50%, 08/15/2024	6,050	6,648
4.00%, 12/15/2024	206,000	213,406
5.00%, 12/15/2024	69,146	72,895
24.05% (1 Month LIBOR USD + 33.825%), 04/15/2025 (1)	21,035	25,514
4.50%, 06/15/2025	722,000	761,864
12.43% (1 Month LIBOR USD + 16.875%), 08/15/2025 (1)	10,267	11,604
20.21% (1 Month LIBOR USD + 28.028%), 10/15/2025 (1)	24,180	32,412
3.50%, 01/15/2026	2,000,000	2,057,720
5.00%, 03/15/2026	252,921	260,291
6.50%, 03/15/2026	3,286	3,493
6.50%, 07/15/2026	24,327	27,417
7.50%, 09/15/2026	3,596	3,983
8.00%, 09/15/2026	11,166	12,650
6.50%, 01/15/2027	17,482	19,703
7.50%, 01/15/2027	8,692	9,746
7.50%, 01/15/2027	24,397	27,233
2.48% (1 Month LIBOR USD + 0.700%), 02/15/2027 (1)	690	702
6.00%, 05/15/2027	20,759	22,096
7.25%, 07/15/2027	998	1,109
7.50%, 09/15/2027	9,327	10,545
6.50%, 12/15/2027	12,214	13,278
7.00%, 03/15/2028 IO	14,682	2,710
7.50%, 03/15/2028	45,186	50,864
7.50%, 05/15/2028	15,392	17,260
6.50%, 06/15/2028	23,154	26,195
7.00%, 06/15/2028	2,724	3,017
6.00%, 07/15/2028	10,237	10,960
6.25%, 08/15/2028	47,888	51,204
6.50%, 08/15/2028	44,733	49,052
6.00%, 09/15/2028	8,326	8,992
7.00%, 10/15/2028 IO	17,515	2,012
6.00%, 11/15/2028	39,403	42,649
6.00%, 12/15/2028	78,300	84,658
2.38% (1 Month LIBOR USD + 0.600%), 01/15/2029 (1)	18,013	18,293
6.00%, 01/15/2029	105,648	115,066
6.00%, 02/15/2029	22,556	24,576
6.25%, 02/15/2029	120,536	130,509
23.34% (1 Month LIBOR USD + 30.550%), 03/15/2029 (1)	3,050	4,477
7.00%, 04/15/2029 IO	1,627	185
7.00%, 06/15/2029	91,973	102,084
7.50%, 06/15/2029 IO	7,772	932
7.00%, 07/15/2029	46,547	52,185
7.00%, 08/15/2029	25,937	29,046
4.00%, 11/15/2029 IO	176,099	12,952
7.50%, 11/15/2029	119	134
8.00%, 11/15/2029	22,015	24,729
7.00%, 01/15/2030	43,949	49,480
8.00%, 01/15/2030	44,809	51,936
8.00%, 01/15/2030	13,340	15,419
8.00%, 03/15/2030	8,967	10,306
5.00%, 04/15/2030	702,000	763,852
8.00%, 04/15/2030	12,570	14,560
7.50%, 05/15/2030	9,616	11,029
7.50%, 08/15/2030	10,146	11,344
7.25%, 09/15/2030	27,099	30,890
7.00%, 10/15/2030	30,280	34,078
7.50%, 10/15/2030	117	119
7.50%, 10/15/2030	2,749	3,139
4.00%, 12/15/2030	3,770,650	3,929,993
7.25%, 12/15/2030	35,344	39,838
7.00%, 03/15/2031	17,892	20,016
6.50%, 05/15/2031	8,661	9,987
7.00%, 06/15/2031	15,912	17,937
8.50%, 06/15/2031	37,120	42,111
6.00%, 07/15/2031	10,437	11,463
7.00%, 07/15/2031	36,341	40,831
6.50%, 08/15/2031	19,781	22,518
6.50%, 08/15/2031	17,558	19,383
6.50%, 08/15/2031	224,322	258,218
6.50%, 08/15/2031	21,768	24,351
6.50%, 10/15/2031	18,530	20,831
6.50%, 01/15/2032	33,614	37,290
6.50%, 01/15/2032	23,974	26,580
2.68% (1 Month LIBOR USD + 0.900%), 02/15/2032 (1)	105,717	107,921
6.22% (1 Month LIBOR USD + 8.000%), 02/15/2032 IO (1)	86,683	16,596
6.38%, 02/15/2032	24,607	26,393
6.50%, 02/15/2032	40,080	44,475
6.50%, 02/15/2032	41,357	45,939
6.87% (1 Month LIBOR USD + 8.650%), 02/15/2032 IO (1)	18,826	4,060
12.55% (1 Month LIBOR USD + 16.100%), 02/15/2032 (1)	50,590	60,233
14.88% (1 Month LIBOR USD + 19.500%), 02/15/2032 (1)	44,095	58,102
6.17% (1 Month LIBOR USD + 7.950%), 03/15/2032 IO (1)	36,420	6,935
6.22% (1 Month LIBOR USD + 8.000%), 03/15/2032 IO (1)	23,759	4,195
6.50%, 03/15/2032	53,947	60,767
6.50%, 03/15/2032	56,199	62,988
7.00%, 03/15/2032	44,016	49,602
7.00%, 03/15/2032	35,997	40,363
6.50%, 04/15/2032	13,843	15,372
6.50%, 04/15/2032	126,060	142,215
6.50%, 04/15/2032	86,778	96,236
7.00%, 04/15/2032	25,972	28,716
7.00%, 04/15/2032	79,433	88,786
6.50%, 05/15/2032	41,297	45,387
7.00%, 05/15/2032	35,444	40,258
6.50%, 06/15/2032	37,086	40,270
6.50%, 06/15/2032	26,099	29,444
6.50%, 06/15/2032	49,940	55,419
6.50%, 07/15/2032	58,169	66,207
6.50%, 07/15/2032	39,948	45,024
0.00%, 09/15/2032 PO	1,357,461	1,194,846
6.00%, 09/15/2032	56,017	61,690
0.00%, 12/15/2032 PO	27,669	23,461
0.00%, 12/15/2032 PO	3,156	3,138
2.53% (1 Month LIBOR USD + 0.750%), 12/15/2032 (1)	54,999	56,065
6.00%, 12/15/2032	52,047	58,307
6.00%, 12/15/2032	101,051	110,623
14.34% (1 Month LIBOR USD + 18.600%), 12/15/2032 (1)	32,425	40,530
6.00%, 01/15/2033	72,083	79,818
6.00%, 02/15/2033	54,531	60,469
6.00%, 02/15/2033	261,210	285,373
6.00%, 03/15/2033	43,882	46,082
6.50%, 03/15/2033 IO	29,066	5,425
11.59% (1 Month LIBOR USD + 14.850%), 06/15/2033 (1)	97,600	117,771
5.00%, 07/15/2033	755,454	817,723
5.97% (1 Month LIBOR USD + 6.800%), 07/15/2033 (1)	462	497
9.73% (1 Month LIBOR USD + 13.287%), 07/15/2033 (1)	29,440	33,341
3.00%, 08/15/2033	495,000	480,278
11.50% (1 Month LIBOR USD + 14.758%), 09/15/2033 (1)	28,549	34,268
6.41% (1 Month LIBOR USD + 8.010%), 10/15/2033 (1)	814,741	845,808
12.59% (1 Month LIBOR USD + 16.500%), 11/15/2033 (1)	14,511	18,227
2.38% (1 Month LIBOR USD + 0.600%), 12/15/2033 (1)	226,716	228,040
5.00%, 01/15/2034	347,089	367,162
5.50%, 02/15/2034	9,525	9,831
6.00%, 05/15/2034	206,395	222,609
17.98% (1 Month LIBOR USD + 24.493%), 06/15/2034 (1)	74,146	87,081
0.00%, 07/15/2034 PO	145,918	124,790
4.00% (1 Month LIBOR USD + 0.000%), 07/15/2034 (1)	57,174	60,062
4.00%, 11/15/2034 IO	76,678	604
0.00%, 01/15/2035 PO	88	88
0.00%, 02/15/2035 PO	44,700	39,772
20.34% (1 Month LIBOR USD + 28.160%), 02/15/2035 (1)	55,895	70,152
0.00%, 04/15/2035 PO	71,993	65,112
6.00%, 04/15/2035	1,057,000	1,172,053
2.18% (1 Month LIBOR USD + 0.400%), 05/15/2035 (1)	77,714	77,923
2.08% (1 Month LIBOR USD + 0.300%), 06/15/2035 (1)	88,359	88,209
12.44% (1 Month LIBOR USD + 17.028%), 06/15/2035 (1)	3,261	3,755
0.00%, 08/15/2035 PO	8,184	7,320
2.58% (1 Month LIBOR USD + 0.800%), 08/15/2035 (1)	74,834	76,436
0.00%, 09/15/2035 PO	31,726	28,513
14.08% (1 Month LIBOR USD + 20.000%), 11/15/2035 (1)	43,230	55,056
6.00%, 01/15/2036	163,928	184,388
18.05% (1 Month LIBOR USD + 24.567%), 01/15/2036 (1)	12,333	16,675
0.00%, 02/15/2036 PO	37,366	31,953
0.00%, 02/15/2036 PO	32,376	27,572
0.00%, 02/15/2036 PO	45,427	40,658
0.00%, 02/15/2036 PO	136,556	125,000
0.00%, 03/15/2036 PO	9,117	7,994
0.00%, 03/15/2036 PO	82,293	73,101
0.00%, 03/15/2036 PO	76,029	69,421
6.00%, 03/15/2036	2,293	3,044
0.00%, 04/15/2036 PO	89,570	75,820
0.00%, 04/15/2036 PO	164,338	141,254
0.00%, 04/15/2036 PO	48,818	43,070
0.00%, 04/15/2036 PO	157,672	144,137
6.00%, 04/15/2036	107,445	118,495
6.00%, 04/15/2036	887,398	983,068
6.00%, 04/15/2036 IO	91,653	18,741
0.00%, 05/15/2036 PO	68,818	57,833
0.00%, 05/15/2036 PO	45,674	39,860
0.00%, 05/15/2036 PO	14,299	11,202
0.00%, 05/15/2036 PO	13,494	11,585
2.23% (1 Month LIBOR USD + 0.450%), 05/15/2036 (1)	653,469	656,152
2.28% (1 Month LIBOR USD + 0.500%), 05/15/2036 (1)	286,294	287,522
0.00%, 06/15/2036 PO	151,128	136,795
6.00%, 06/15/2036	30,648	33,939
14.78% (1 Month LIBOR USD + 19.663%), 06/15/2036 (1)	27,527	34,718
0.00%, 07/15/2036 PO	32,641	28,424
5.32% (1 Month LIBOR USD + 7.100%), 07/15/2036 IO (1)	10,710	835
6.50%, 07/15/2036	147,369	166,524
6.50%, 07/15/2036	100,959	111,829
0.00%, 08/15/2036 PO	47,743	41,144
4.87% (1 Month LIBOR USD + 6.650%), 08/15/2036 IO (1)	726,096	109,128
5.50%, 08/15/2036	214,122	232,043
5.50%, 08/15/2036	76,347	79,883
0.00%, 09/15/2036 PO	20,911	16,249
0.00%, 09/15/2036 PO	27,961	25,339
0.00%, 10/15/2036 PO	54,150	46,738
4.92% (1 Month LIBOR USD + 6.700%), 10/15/2036 IO (1)	72,034	9,376
7.50%, 11/15/2036	736,018	839,666
0.00%, 12/15/2036 PO	27,443	23,147
7.00%, 12/15/2036	1,820,710	2,065,242
7.50%, 12/15/2036	623,330	727,796
0.00%, 01/15/2037 PO	27,435	23,355
4.36% (1 Month LIBOR USD + 6.140%), 01/15/2037 IO (1)	49,366	7,136
0.00%, 02/15/2037 PO	9,115	8,085
0.00%, 02/15/2037 PO	75,429	67,192
2.22% (1 Month LIBOR USD + 0.440%), 02/15/2037 (1)	53,544	53,640
6.00%, 02/15/2037	86,050	93,912
0.00%, 03/15/2037 PO	15,093	14,048
4.67% (1 Month LIBOR USD + 6.450%), 03/15/2037 IO (1)	75,587	8,490
9.00% (1 Month LIBOR USD + 70.644%), 03/15/2037 (1)	25,972	30,334
0.00%, 04/15/2037 PO	35,160	31,583
6.00%, 04/15/2037	84,051	92,080
0.00%, 05/15/2037 PO	302,225	251,447
0.00%, 05/15/2037 PO	2,708	2,017
0.00%, 05/15/2037 PO	53,215	47,935
6.00%, 05/15/2037	108,571	110,361
0.00%, 06/15/2037 PO	29,895	26,499
0.00%, 06/15/2037 PO	6,754	6,200
0.00%, 07/15/2037 PO	408,201	350,433
1.97% (1 Month LIBOR USD + 0.400%), 07/15/2037 (1)	1,334,393	1,334,438
4.50%, 07/15/2037 IO	184,975	2,748
4.82% (1 Month LIBOR USD + 6.600%), 07/15/2037 IO (1)	60,641	7,221
4.00%, 08/15/2037 IO	285,661	9,268
0.00%, 09/15/2037 PO	42,469	38,621
2.38% (1 Month LIBOR USD + 0.600%), 09/15/2037 (1)	20,671	20,883
4.00%, 10/15/2037 IO	175,414	4,449
4.00%, 10/15/2037 IO	79,231	1,154
2.46% (1 Month LIBOR USD + 0.680%), 11/15/2037 (1)	820,828	831,948
4.64% (1 Month LIBOR USD + 6.420%), 11/15/2037 IO (1)	349,262	35,625
4.67% (1 Month LIBOR USD + 6.450%), 11/15/2037 IO (1)	221,976	26,686
4.22% (1 Month LIBOR USD + 6.000%), 01/15/2038 IO (1)	405,310	55,254
13.01% (1 Month LIBOR USD + 17.450%), 02/15/2038 (1)	16,069	18,426
5.50%, 03/15/2038	568,790	619,491
5.02% (1 Month LIBOR USD + 6.800%), 04/15/2038 IO (1)	168,410	21,756
5.50%, 05/15/2038	72,818	76,828
4.42% (1 Month LIBOR USD + 6.200%), 06/15/2038 IO (1)	188,927	26,060
6.00%, 06/15/2038	479,004	515,959
6.00%, 06/15/2038	18,936	20,701
4.07% (1 Month LIBOR USD + 5.850%), 08/15/2038 IO (1)	323,613	38,504
5.70%, 10/15/2038 (3)	132,766	145,989
5.50%, 01/15/2039	242,821	263,335
3.21%, 02/15/2039 (3)	110,398	112,699
4.22% (1 Month LIBOR USD + 6.000%), 02/15/2039 IO (1)	119,889	15,100
2.18% (1 Month LIBOR USD + 0.400%), 04/15/2039 (1)	511,997	513,906
2.23% (1 Month LIBOR USD + 0.450%), 05/15/2039 (1)	555,444	553,275
4.32% (1 Month LIBOR USD + 6.100%), 05/15/2039 IO (1)	46,938	2,833
4.52% (1 Month LIBOR USD + 6.300%), 05/15/2039 IO (1)	152,832	10,250
2.98% (1 Month LIBOR USD + 1.200%), 07/15/2039 (1)	51,759	52,947
4.50%, 07/15/2039	839,007	877,207
2.23% (1 Month LIBOR USD + 0.450%), 08/15/2039 (1)	162,909	163,276
3.50%, 08/15/2039	643,967	656,055
0.00%, 10/15/2039 PO	141,826	117,734
5.00%, 10/15/2039 IO	405,672	52,326
4.47% (1 Month LIBOR USD + 6.250%), 12/15/2039 IO (1)	137,350	19,434
0.00%, 01/15/2040 PO	141,583	122,750
1.59%, 01/15/2040 IO (3)	1,610,250	94,952
11.58% (1 Month LIBOR USD + 17.500%), 02/15/2040 (1)	440,221	522,218
2.28% (1 Month LIBOR USD + 0.500%), 10/15/2040 (1)	201,096	202,240
4.22% (1 Month LIBOR USD + 6.000%), 10/15/2040 IO (1)	486,466	59,296
4.22% (1 Month LIBOR USD + 6.000%), 10/15/2040 IO (1)	630,171	79,613
2.33% (1 Month LIBOR USD + 0.550%), 12/15/2040 (1)	1,850,255	1,864,745
5.00%, 12/15/2040	1,326,346	1,433,496
2.33% (1 Month LIBOR USD + 0.550%), 03/15/2041 (1)	1,332,907	1,338,553
5.00%, 05/15/2041	1,193,942	1,318,230
5.50% (1 Month LIBOR USD + 27.211%), 05/15/2041 (1)	340,936	347,027
5.50% (1 Month LIBOR USD + 27.500%), 05/15/2041 (1)	1,027,497	1,077,368
2.18% (1 Month LIBOR USD + 0.400%), 10/15/2041 (1)	929,169	933,601
4.00%, 11/15/2041	790,380	812,103
4.00%, 12/15/2041	434,468	452,290
2.28% (1 Month LIBOR USD + 0.500%), 03/15/2042 (1)	1,014,450	1,020,064
2.28% (1 Month LIBOR USD + 0.500%), 07/15/2042 (1)	466,708	468,813
2.23% (1 Month LIBOR USD + 0.450%), 08/15/2042 (1)	2,570,084	2,606,596
2.18% (1 Month LIBOR USD + 0.400%), 09/15/2042 (1)	925,156	920,993
3.00%, 06/15/2043	206,000	193,877
4.50%, 09/15/2043	1,000,000	1,085,862
3.75%, 02/15/2046 (3)	1,389,986	1,413,113
7.31%, 11/15/2046 (3)	922,227	1,050,534
3.50%, 06/15/2048	5,395,870	5,473,058
0.00%, 10/15/2049 PO	409,387	364,807
Freddie Mac Strips
4.50%, 11/15/2020 IO	19,326	383
4.50%, 12/15/2020 IO	15,175	398
9.00%, 04/01/2022 IO	85	9
0.00%, 04/01/2028 PO	79,866	71,365
5.00%, 09/15/2035 IO	138,340	29,382
5.00%, 09/15/2035 IO	258,153	52,679
5.00%, 09/15/2035 IO	165,701	34,843
5.92% (1 Month LIBOR USD + 7.700%), 08/15/2036 IO (1)	484,701	86,250
2.33% (1 Month LIBOR USD + 0.550%), 07/15/2042 (1)	2,960,672	3,001,760
3.50%, 07/15/2042	7,136,162	7,198,288
2.28% (1 Month LIBOR USD + 0.500%), 08/15/2042 (1)	1,886,609	1,906,091
2.33% (1 Month LIBOR USD + 0.550%), 08/15/2042 (1)	1,687,970	1,710,341
3.00%, 08/15/2042	2,351,193	2,316,687
3.00%, 01/15/2043	577,645	573,797
0.00%, 09/15/2043 PO	1,134,531	913,681
Freddie Mac Structured Pass-Through Certificates
7.50%, 07/25/2032 (3)	64,865	67,702
5.06%, 07/25/2033 (3)	197,318	209,605
4.13%, 10/25/2037 (3)	1,519,285	1,537,766
7.50%, 02/25/2042	267,749	303,707
7.50%, 08/25/2042 (3)	44,548	52,238
6.50%, 02/25/2043	268,564	306,067
7.00%, 02/25/2043	90,070	102,638
5.23%, 05/25/2043	624,589	682,957
0.00%, 07/25/2043 PO	25,376	21,239
7.50%, 07/25/2043	66,024	77,627
0.00%, 09/25/2043 PO	28,886	23,306
7.50%, 09/25/2043	346,160	400,833
0.00%, 10/25/2043 PO	32,914	25,334
7.00%, 10/25/2043	363,625	417,258
2.40% (12 Month US Treasury Average + 1.200%), 10/25/2044 (1)	659,468	667,606
FREMF 2013-K25 Mortgage Trust
3.62%, 11/25/2045 (2)(3)	2,000,000	1,950,420
FREMF 2013-K31 Mortgage Trust
3.63%, 07/25/2046 (2)(3)	2,000,000	1,953,898
FREMF 2013-K35 Mortgage Trust
3.94%, 08/25/2023 (2)(3)	2,951,000	2,916,322
FREMF 2014-K40 Mortgage Trust
4.07%, 11/25/2047 (2)(3)	2,970,000	2,894,796
FREMF 2014-K41 Mortgage Trust
3.83%, 11/25/2047 (2)(3)	6,000,000	5,715,185
FREMF 2015-K44 Mortgage Trust
3.68%, 01/25/2048 (2)(3)	3,510,000	3,432,382
FREMF 2015-K45 Mortgage Trust
3.59%, 04/25/2048 (2)(3)	2,135,000	2,115,968
FREMF 2015-K49 Mortgage Trust
3.72%, 10/25/2048 (2)(3)	4,000,000	3,822,697
FREMF 2015-K51 Mortgage Trust
3.95%, 10/25/2048 (2)(3)	1,500,000	1,449,587
FREMF 2015-K720 Mortgage Trust
3.39%, 07/25/2022 (2)(3)	4,000,000	3,832,082
FREMF 2016-K59 Mortgage Trust
3.58%, 11/25/2049 (2)(3)	2,450,000	2,396,840
FREMF 2016-K722 Mortgage Trust
3.84%, 07/25/2049 (2)(3)	1,845,000	1,861,777
Ginnie Mae I Pool
9.00%, 02/15/2020	33	33
7.50%, 11/15/2022	79	79
7.50%, 03/15/2023	233	245
7.00%, 08/15/2023	278	284
7.00%, 09/15/2023	15,868	16,633
7.00%, 11/15/2023	771	819
6.50%, 01/15/2024	3,409	3,813
7.00%, 02/15/2024	6,850	7,176
9.50%, 10/15/2024	18,706	19,756
9.00%, 11/15/2024	621	653
9.50%, 12/15/2025	1,737	1,837
7.50%, 11/15/2026	1,063	1,086
7.50%, 07/15/2027	1,703	1,751
6.50%, 03/15/2028	7,831	8,758
7.50%, 07/15/2028	735	749
8.00%, 08/15/2028	1,432	1,436
6.50%, 09/15/2028	16,514	18,470
7.50%, 09/15/2028	4,153	4,508
6.50%, 10/15/2028	1,061	1,186
6.00%, 11/15/2028	10,366	11,534
7.00%, 09/15/2031	96,826	111,659
6.50%, 01/15/2032	77,119	87,736
6.50%, 07/15/2032	2,501	2,797
6.50%, 02/15/2033	13,334	14,914
7.00%, 02/15/2033	6,014	6,598
5.50%, 04/15/2033	299,940	330,707
6.50%, 04/15/2033	7,446	8,328
5.50%, 06/15/2033	3,474	3,827
7.00%, 06/15/2033	20,343	23,531
5.50%, 12/15/2033	13,501	14,860
5.50%, 07/15/2034	8,039	8,858
5.50%, 09/15/2034	16,456	17,908
7.00%, 06/15/2035	260,459	297,844
6.50%, 12/15/2035	87,362	98,723
7.00%, 04/15/2037	37,614	42,379
7.50%, 10/15/2037	41,723	48,292
4.00%, 06/15/2039	571,676	588,079
4.50%, 04/15/2040	3,374,021	3,567,308
4.00%, 10/15/2040	313,150	323,721
3.50%, 01/15/2042	6,179,991	6,271,346
3.50%, 03/15/2043	1,420,312	1,441,016
3.50%, 04/15/2043	5,549,646	5,647,915
3.00%, 05/15/2043	821,282	814,136
3.50%, 06/15/2043	1,875,311	1,902,835
3.50%, 07/15/2043	750,756	761,521
Ginnie Mae II Pool
8.50%, 03/20/2025	393	424
8.50%, 04/20/2025	1,969	2,140
8.50%, 05/20/2025	4,125	4,445
8.00%, 12/20/2025	748	819
8.00%, 06/20/2026	1,707	1,895
8.00%, 08/20/2026	1,284	1,476
8.00%, 09/20/2026	1,439	1,660
8.00%, 11/20/2026	1,179	1,354
8.00%, 10/20/2027	3,172	3,569
8.00%, 11/20/2027	2,360	2,627
8.00%, 12/20/2027	1,219	1,341
7.50%, 02/20/2028	1,562	1,708
6.00%, 03/20/2028	8,805	10,106
8.00%, 06/20/2028	563	570
8.00%, 08/20/2028	146	151
7.50%, 09/20/2028	5,479	6,184
8.00%, 09/20/2028	418	430
6.50%, 07/20/2029	84,833	95,450
6.00%, 11/20/2033	5,935	6,698
5.00%, 10/20/2037	410,885	439,525
7.00%, 08/20/2038	35,095	40,191
6.00%, 09/20/2038	602,993	672,006
6.00%, 11/20/2038	5,755	6,144
6.00%, 08/20/2039	300,662	341,221
5.50%, 09/20/2039	193,654	214,611
4.50%, 06/20/2040	1,057,822	1,111,811
5.00%, 07/20/2040	267,867	288,682
4.00%, 10/20/2040	3,005,783	3,141,363
4.50%, 01/20/2041	831,037	873,486
4.50%, 03/20/2041	791,266	831,708
4.50%, 04/15/2041 (5)	21,510,000	22,355,775
4.50%, 05/20/2041	395,135	415,370
4.50%, 06/20/2041	2,798,174	2,942,607
4.50%, 09/20/2041	863,346	908,268
4.00%, 04/15/2042 (5)	53,525,000	54,998,650
4.00%, 05/15/2042 (5)	10,750,000	11,029,172
3.00%, 06/20/2042	434,895	429,251
4.00%, 06/20/2042	3,882,047	4,047,059
3.00%, 08/20/2042	5,848,981	5,776,091
3.50%, 10/20/2042	6,623,332	6,721,201
4.00%, 10/20/2042	7,881,602	8,198,256
3.00%, 11/20/2042	3,232,689	3,193,070
3.50%, 11/20/2042	2,263,876	2,297,328
3.00%, 12/20/2042	638,228	630,472
4.00%, 12/20/2042	3,747,216	3,897,084
3.00%, 01/20/2043	1,656,373	1,636,415
4.00%, 02/20/2043	1,761,524	1,835,074
3.00%, 04/20/2043	4,190,399	4,140,767
3.50%, 05/20/2043	1,535,518	1,558,209
3.00%, 09/20/2043	1,263,563	1,248,596
4.50%, 09/20/2043	2,326,173	2,450,420
3.00%, 10/20/2043	186,455	184,246
4.00%, 10/20/2043	3,393,083	3,521,425
4.50%, 10/20/2043	4,390,231	4,624,338
4.50%, 12/20/2043	2,259,171	2,379,591
3.00%, 01/20/2044	1,107,769	1,094,648
3.00%, 07/20/2044	542,045	535,400
3.00%, 12/20/2044	1,022,756	1,011,180
4.00%, 12/20/2044	828,723	857,607
3.50%, 03/20/2045	2,362,982	2,388,440
4.00%, 03/20/2045	465,117	481,305
3.00%, 04/15/2045 (5)	10,000,000	9,830,898
3.50%, 04/15/2045 (5)	24,620,000	24,845,145
3.00%, 04/20/2045	9,530,530	9,442,755
3.50%, 04/20/2045	17,039,321	17,222,904
3.00%, 05/20/2045	1,663,424	1,641,659
4.00%, 05/20/2045	8,078,313	8,376,495
3.00%, 07/20/2045	3,715,329	3,666,714
3.50%, 07/20/2045	7,762,036	7,845,668
5.00%, 08/20/2045	1,239,296	1,322,176
3.00%, 10/20/2045	4,180,703	4,125,998
3.00%, 11/20/2045	981,345	968,504
4.00%, 11/20/2045	6,682,509	6,915,027
4.00%, 01/20/2046	1,346,921	1,393,016
4.50%, 01/20/2046	3,986,555	4,188,349
4.00%, 03/20/2046	1,735,758	1,793,996
3.00%, 04/20/2046	10,178,528	10,051,368
4.00%, 04/20/2046	4,531,303	4,683,924
3.00%, 05/20/2046	414,156	408,929
4.00%, 05/20/2046	7,848,790	8,108,664
3.50%, 06/20/2046	4,972,730	5,039,026
4.00%, 06/20/2046	3,609,566	3,725,069
3.00%, 07/20/2046	7,924,389	7,812,487
3.50%, 07/20/2046	28,274,560	28,561,801
4.50%, 07/20/2046	2,034,695	2,137,687
3.00%, 08/20/2046	20,029,226	19,743,788
3.00%, 09/20/2046	2,669,719	2,632,962
4.50%, 09/20/2046	3,596,401	3,774,689
5.00%, 09/20/2046	3,360,900	3,585,137
3.50%, 11/20/2046	212,818	214,962
4.00%, 11/20/2046	3,421,814	3,534,066
4.50%, 11/20/2046	6,295,392	6,626,455
2.50%, 12/20/2046	3,721,028	3,543,150
3.50%, 12/20/2046	6,121,477	6,183,148
3.00%, 01/20/2047	5,973,755	5,885,512
3.00%, 02/20/2047	8,163,907	8,042,308
4.00%, 02/20/2047	5,881,829	6,048,643
3.00%, 03/20/2047	900,621	887,769
4.00%, 03/20/2047	13,587,280	14,000,059
4.50%, 03/20/2047	1,455,055	1,520,632
4.00%, 09/20/2047	11,513,022	11,908,493
4.25%, 12/20/2047	1,981,122	2,064,132
4.46%, 05/20/2063 (3)	470,886	483,320
GMACM Mortgage Loan Trust 2003-AR2
3.90%, 12/19/2033 (3)	191,971	191,167
GMACM Mortgage Loan Trust 2003-J8
5.25%, 12/25/2033	9,906	10,103
GMACM Mortgage Loan Trust 2005-AR3
3.74%, 06/19/2035 (3)	139,096	136,872
Government National Mortgage Association
5.50%, 11/20/2020	111,802	112,076
5.00%, 04/16/2023	158,784	161,209
6.50%, 10/16/2024	124,379	132,131
6.00%, 02/20/2029	120,534	120,455
6.81% (1 Month LIBOR USD + 8.600%), 08/16/2029 IO (1)	13,770	180
8.50%, 02/16/2030	147,769	167,745
9.00%, 03/16/2030	130,767	132,294
5.71% (1 Month LIBOR USD + 7.500%), 04/16/2030 IO (1)	111,796	12,320
8.00%, 06/20/2030	14,648	16,819
9.00%, 10/20/2030	22,182	25,953
9.00%, 11/16/2030 IO	1,388	195
9.00%, 11/20/2030	13,833	16,275
6.91% (1 Month LIBOR USD + 8.700%), 01/16/2031 IO (1)	8,355	1,491
6.76% (1 Month LIBOR USD + 8.550%), 03/16/2031 IO (1)	6,757	1,557
16.31% (1 Month LIBOR USD + 21.008%), 03/17/2031 (1)	64,651	81,929
6.26% (1 Month LIBOR USD + 8.050%), 08/16/2031 IO (1)	16,133	3,823
6.46% (1 Month LIBOR USD + 8.250%), 08/16/2031 IO (1)	17,831	221
2.17% (1 Month LIBOR USD + 0.350%), 03/20/2032 (1)	69,653	69,832
6.16% (1 Month LIBOR USD + 7.950%), 04/16/2032 IO (1)	63,020	9,331
9.25% (1 Month LIBOR USD + 11.925%), 04/16/2032 (1)	6,047	6,787
9.00% (1 Month LIBOR USD + 66.273%), 06/16/2032 (1)	2,137	2,545
6.50%, 06/20/2032	242,688	270,821
6.50%, 07/16/2032	72,875	82,559
6.00%, 07/20/2032	24,949	27,575
6.50%, 07/20/2032	124,807	141,625
6.50%, 07/20/2032	84,531	96,170
11.43% (1 Month LIBOR USD + 14.703%), 11/17/2032 (1)	15,857	17,378
6.00%, 11/20/2032	146,000	160,120
0.00%, 12/20/2032 PO	79,549	76,615
5.50%, 01/16/2033	473,539	513,750
6.50%, 01/20/2033	127,766	141,731
5.91% (1 Month LIBOR USD + 7.700%), 02/16/2033 IO (1)	58,876	7,224
0.00%, 02/17/2033 PO	34,841	33,143
5.88% (1 Month LIBOR USD + 7.700%), 02/20/2033 IO (1)	28,470	5,365
0.00%, 03/16/2033 PO	9,826	8,945
5.59% (1 Month LIBOR USD + 7.673%), 03/17/2033 (1)	7,380	7,454
6.50%, 03/20/2033	71,437	78,737
6.50%, 03/20/2033	243,449	270,078
5.50%, 04/20/2033	272,660	297,207
6.50%, 05/20/2033	93,881	104,978
0.00%, 06/16/2033 PO	47,660	39,974
6.00%, 09/16/2033	152,765	169,233
0.00%, 10/20/2033 PO	7,691	6,754
5.81%, 10/20/2033 (3)	181,343	199,724
4.76% (1 Month LIBOR USD + 6.550%), 11/16/2033 IO (1)	105,210	12,561
4.76% (1 Month LIBOR USD + 6.550%), 12/16/2033 IO (1)	100,751	14,506
4.71% (1 Month LIBOR USD + 6.500%), 03/16/2034 IO (1)	10,314	53
5.50%, 03/16/2034	3,981,587	4,284,327
14.75% (1 Month LIBOR USD + 19.663%), 04/16/2034 (1)	45,744	62,170
12.79% (1 Month LIBOR USD + 16.720%), 05/18/2034 (1)	7,026	7,973
0.00%, 06/20/2034 PO	86,316	76,824
6.00%, 06/20/2034	324,382	353,210
11.17% (1 Month LIBOR USD + 14.855%), 08/17/2034 (1)	41,152	44,423
5.72%, 08/20/2034 (3)	95,018	103,546
4.76% (1 Month LIBOR USD + 6.550%), 09/16/2034 IO (1)	326,720	47,965
7.00% (1 Month LIBOR USD + 44.500%), 09/20/2034 (1)	38,552	40,994
20.52% (1 Month LIBOR USD + 29.464%), 09/20/2034 (1)	38,552	54,193
10.40% (1 Month LIBOR USD + 14.256%), 10/16/2034 (1)	6,684	7,328
17.83% (1 Month LIBOR USD + 24.383%), 10/16/2034 (1)	34,448	46,168
4.28% (1 Month LIBOR USD + 6.100%), 10/20/2034 IO (1)	500,187	68,514
8.56% (1 Month LIBOR USD + 12.200%), 10/20/2034 (1)	8,765	9,067
4.26% (1 Month LIBOR USD + 6.080%), 11/20/2034 IO (1)	261,586	20,477
4.93% (1 Month LIBOR USD + 6.750%), 01/20/2035 IO (1)	346,979	42,372
12.13% (1 Month LIBOR USD + 16.434%), 06/17/2035 (1)	141,004	160,989
4.98% (1 Month LIBOR USD + 6.800%), 06/20/2035 (1)	180,462	187,391
5.50%, 07/20/2035 IO	36,247	8,278
14.88% (1 Month LIBOR USD + 20.833%), 08/16/2035 (1)	19,049	26,022
0.00%, 08/20/2035 PO	210,914	183,840
15.83% (1 Month LIBOR USD + 22.732%), 08/20/2035 (1)	3,093	3,186
4.48% (1 Month LIBOR USD + 6.300%), 09/20/2035 IO (1)	705,699	93,566
5.50%, 09/20/2035	224,680	239,937
0.00%, 10/20/2035 PO	43,744	36,978
0.00%, 11/20/2035 PO	65,071	55,430
6.00%, 12/20/2035 IO	68,127	13,162
5.75%, 02/20/2036	45,526	47,778
0.00%, 03/20/2036 PO	56,962	50,968
0.00%, 05/20/2036 PO	77,468	69,094
4.68% (1 Month LIBOR USD + 6.500%), 06/20/2036 IO (1)	10,798	734
0.00%, 07/20/2036 PO	11,483	10,159
4.88% (1 Month LIBOR USD + 6.700%), 07/20/2036 IO (1)	1,689	5
6.50%, 07/20/2036	323,847	370,214
6.50%, 08/20/2036	429,660	478,554
4.88% (1 Month LIBOR USD + 6.700%), 10/20/2036 IO (1)	98,381	11,240
5.56%, 10/20/2036	200,168	212,450
4.98% (1 Month LIBOR USD + 6.800%), 11/20/2036 IO (1)	174,774	25,007
5.94%, 02/20/2037 (3)	63,312	70,177
0.00%, 03/20/2037 PO	217,314	192,648
4.38% (1 Month LIBOR USD + 6.200%), 03/20/2037 IO (1)	189,176	25,653
0.00%, 04/16/2037 PO	103,979	89,078
5.02% (1 Month LIBOR USD + 6.810%), 04/16/2037 IO (1)	267,973	38,966
4.38% (1 Month LIBOR USD + 6.200%), 04/20/2037 IO (1)	101,878	11,488
6.06%, 04/20/2037 (3)	127,496	138,627
2.09% (1 Month LIBOR USD + 0.300%), 05/16/2037 (1)	71,133	71,114
0.00%, 05/20/2037 PO	16,732	14,031
4.38% (1 Month LIBOR USD + 6.200%), 05/20/2037 IO (1)	214,912	25,815
4.38% (1 Month LIBOR USD + 6.200%), 05/20/2037 IO (1)	199,667	22,599
0.00%, 06/16/2037 PO	35,249	31,294
0.00%, 06/16/2037 PO	293,012	264,044
4.68% (1 Month LIBOR USD + 6.470%), 06/16/2037 IO (1)	151,152	19,675
4.43% (1 Month LIBOR USD + 6.250%), 06/20/2037 IO (1)	166,877	17,338
4.82% (1 Month LIBOR USD + 6.640%), 07/20/2037 IO (1)	234,977	30,106
4.86% (1 Month LIBOR USD + 6.680%), 07/20/2037 IO (1)	237,540	31,608
4.93% (1 Month LIBOR USD + 6.750%), 07/20/2037 IO (1)	164,055	22,466
4.95% (1 Month LIBOR USD + 6.775%), 08/20/2037 IO (1)	58,904	8,114
0.00%, 09/20/2037 PO	34,405	32,478
4.73% (1 Month LIBOR USD + 6.550%), 09/20/2037 IO (1)	151,442	22,816
14.74% (1 Month LIBOR USD + 20.205%), 09/20/2037 (1)	41,450	51,050
5.50%, 10/16/2037 IO	258,739	30,378
9.76% (1 Month LIBOR USD + 13.400%), 10/20/2037 (1)	28,367	31,315
0.00%, 11/16/2037 PO	332,360	295,425
4.75% (1 Month LIBOR USD + 6.540%), 11/16/2037 IO (1)	171,004	19,008
4.18% (1 Month LIBOR USD + 6.000%), 11/20/2037 IO (1)	181,258	23,455
4.68% (1 Month LIBOR USD + 6.500%), 11/20/2037 IO (1)	348,320	46,440
4.69% (1 Month LIBOR USD + 6.510%), 11/20/2037 IO (1)	203,264	24,960
4.73% (1 Month LIBOR USD + 6.550%), 11/20/2037 IO (1)	159,124	21,208
14.48% (1 Month LIBOR USD + 19.950%), 11/20/2037 (1)	20,101	26,349
4.73% (1 Month LIBOR USD + 6.550%), 12/20/2037 IO (1)	251,076	35,116
0.00%, 01/20/2038 PO	11,686	9,711
5.49%, 01/20/2038 (3)	901,766	985,823
4.18% (1 Month LIBOR USD + 6.000%), 02/20/2038 IO (1)	1,602,479	204,825
5.50%, 02/20/2038 IO	39,400	6,788
5.91% (1 Month LIBOR USD + 7.700%), 04/16/2038 IO (1)	92,599	14,701
4.48% (1 Month LIBOR USD + 6.300%), 04/20/2038 IO (1)	249,962	29,706
4.61% (1 Month LIBOR USD + 6.400%), 05/16/2038 IO (1)	823,164	114,161
4.38% (1 Month LIBOR USD + 6.200%), 06/20/2038 IO (1)	60,972	7,011
6.00%, 06/20/2038	127,090	140,127
2.64% (1 Month LIBOR USD + 0.820%), 07/20/2038 (1)	501,204	509,376
4.33% (1 Month LIBOR USD + 6.150%), 07/20/2038 IO (1)	219,510	24,402
5.75%, 07/20/2038	227,088	237,562
4.18% (1 Month LIBOR USD + 6.000%), 08/20/2038 IO (1)	79,399	8,057
5.57%, 08/20/2038 (3)	352,991	389,946
4.08% (1 Month LIBOR USD + 5.900%), 09/20/2038 IO (1)	257,784	30,676
4.38% (1 Month LIBOR USD + 6.200%), 09/20/2038 IO (1)	528,851	58,701
5.78% (1 Month LIBOR USD + 7.600%), 09/20/2038 IO (1)	111,957	17,285
6.10%, 11/20/2038 (3)	222,772	248,039
4.61% (1 Month LIBOR USD + 6.400%), 12/16/2038 IO (1)	39,494	979
3.88% (1 Month LIBOR USD + 5.700%), 12/20/2038 IO (1)	265,554	26,740
4.18% (1 Month LIBOR USD + 6.000%), 12/20/2038 IO (1)	149,750	14,581
5.48% (1 Month LIBOR USD + 7.300%), 12/20/2038 IO (1)	475,281	71,873
5.86%, 12/20/2038 (3)	736,179	814,934
6.00%, 12/20/2038 IO	70,325	7,312
5.47%, 01/20/2039 (3)	1,129,134	1,206,392
4.31% (1 Month LIBOR USD + 6.100%), 02/16/2039 IO (1)	117,415	12,241
4.36% (1 Month LIBOR USD + 6.150%), 02/16/2039 IO (1)	186,183	16,711
4.13% (1 Month LIBOR USD + 5.950%), 02/20/2039 IO (1)	218,875	22,336
4.22% (1 Month LIBOR USD + 6.040%), 02/20/2039 IO (1)	132,842	12,404
4.48% (1 Month LIBOR USD + 6.300%), 03/20/2039 IO (1)	219,511	17,644
4.48% (1 Month LIBOR USD + 6.300%), 03/20/2039 IO (1)	63,947	2,050
6.50%, 03/20/2039 IO	155,002	40,952
6.50%, 03/20/2039 IO	68,698	15,127
4.45% (1 Month LIBOR USD + 6.270%), 04/20/2039 IO (1)	394,780	43,119
5.50%, 05/20/2039 IO	47,106	9,047
6.00%, 05/20/2039 IO	64,358	13,819
4.61% (1 Month LIBOR USD + 6.400%), 06/16/2039 IO (1)	286,078	12,864
4.13% (1 Month LIBOR USD + 5.950%), 06/20/2039 IO (1)	212,086	25,830
4.26% (1 Month LIBOR USD + 6.080%), 06/20/2039 IO (1)	300,804	34,920
4.31% (1 Month LIBOR USD + 6.100%), 07/16/2039 IO (1)	348,084	34,773
4.46% (1 Month LIBOR USD + 6.250%), 08/16/2039 IO (1)	334,769	43,117
7.00%, 08/16/2039	199,289	217,641
4.27% (1 Month LIBOR USD + 6.090%), 09/20/2039 IO (1)	516,072	57,071
5.50%, 09/20/2039	317,000	366,166
4.61% (1 Month LIBOR USD + 6.400%), 11/16/2039 IO (1)	421,507	50,905
6.00%, 12/20/2039	68,152	68,632
5.20%, 06/20/2040 (3)	212,236	227,952
5.55%, 07/20/2040 (3)	294,136	322,502
7.00%, 10/16/2040	602,633	679,345
0.00%, 12/20/2040 PO	792,350	656,962
4.78% (1 Month LIBOR USD + 6.600%), 05/20/2041 IO (1)	405,054	61,566
4.66%, 09/20/2041 (3)	443,503	466,740
4.60%, 10/20/2041 (3)	840,426	880,086
4.53%, 11/16/2041 (3)	451,966	479,570
3.00%, 12/20/2041	1,000,000	953,078
3.72%, 01/20/2042 (3)	487,624	498,793
3.95%, 09/16/2042 (3)	331,079	340,162
4.64%, 10/20/2042 (3)	1,691,509	1,769,471
4.74%, 11/20/2042 (3)	255,751	269,891
4.49%, 04/20/2043 (3)	284,099	291,453
2.02% (1 Month LIBOR USD + 0.450%), 11/20/2059 (1)	13,109	13,110
2.05% (1 Month LIBOR USD + 0.480%), 01/20/2060 (1)	7,494	7,496
2.02% (1 Month LIBOR USD + 0.450%), 03/20/2060 (1)	28,420	28,587
2.00% (1 Month LIBOR USD + 0.430%), 04/20/2060 (1)	603,629	604,468
5.24%, 07/20/2060 (3)	1,556,680	1,591,377
1.87% (1 Month LIBOR USD + 0.300%), 08/20/2060 (1)	28,988	29,000
2.04% (1 Month LIBOR USD + 0.470%), 01/20/2061 (1)	1,940,407	1,943,202
2.07% (1 Month LIBOR USD + 0.500%), 03/20/2061 (1)	2,239,027	2,243,879
2.22% (1 Month LIBOR USD + 0.650%), 05/20/2061 (1)	1,023,921	1,025,592
2.27% (1 Month LIBOR USD + 0.700%), 05/20/2061 (1)	1,003,994	1,005,850
2.04% (1 Month LIBOR USD + 0.470%), 08/20/2061 (1)	628,886	629,730
2.12% (1 Month LIBOR USD + 0.550%), 10/20/2061 (1)	720,257	721,547
2.12% (1 Month LIBOR USD + 0.550%), 12/20/2061 (1)	6,642,533	6,664,600
2.12% (1 Month LIBOR USD + 0.550%), 04/20/2062 (1)	346,208	346,900
2.27% (1 Month LIBOR USD + 0.700%), 04/20/2062 (1)	965,363	975,439
2.02% (1 Month LIBOR USD + 0.450%), 05/20/2062 (1)	170,255	170,449
2.12% (1 Month LIBOR USD + 0.550%), 07/20/2062 (1)	749,755	750,668
2.15% (1 Month LIBOR USD + 0.580%), 09/20/2062 (1)	1,818,803	1,823,694
2.16% (1 Month LIBOR USD + 0.590%), 09/20/2062 (1)	398,784	399,369
2.07% (1 Month LIBOR USD + 0.500%), 10/20/2062 (1)	417,841	418,454
2.09% (1 Month LIBOR USD + 0.515%), 10/20/2062 (1)	2,825,919	2,832,370
2.17% (1 Month LIBOR USD + 0.600%), 10/20/2062 (1)	374,232	375,606
1.87% (1 Month LIBOR USD + 0.300%), 11/20/2062 (1)	60,430	60,461
1.91% (1 Month LIBOR USD + 0.340%), 12/20/2062 (1)	2,510,754	2,505,030
1.65%, 01/20/2063	2,617,412	2,575,871
1.89% (1 Month LIBOR USD + 0.320%), 01/20/2063 (1)	1,277,934	1,274,327
2.07% (1 Month LIBOR USD + 0.500%), 01/20/2063 (1)	460,482	461,076
1.65%, 02/20/2063	3,526,323	3,471,457
1.99% (1 Month LIBOR USD + 0.420%), 02/20/2063 (1)	262,552	262,643
2.02% (1 Month LIBOR USD + 0.450%), 02/20/2063 (1)	1,503,513	1,504,790
1.98% (1 Month LIBOR USD + 0.410%), 03/20/2063 (1)	1,058,315	1,058,042
2.04% (1 Month LIBOR USD + 0.470%), 03/20/2063 (1)	342,627	343,101
1.65%, 04/20/2063	1,107,444	1,083,035
2.04% (1 Month LIBOR USD + 0.470%), 06/20/2063 (1)	2,816,865	2,820,727
2.22% (1 Month LIBOR USD + 0.650%), 01/20/2064 (1)	2,923,240	2,943,662
2.22% (1 Month LIBOR USD + 0.650%), 02/20/2064 (1)	6,168,408	6,211,546
2.26% (1 Month LIBOR USD + 0.690%), 02/20/2064 (1)	3,120,122	3,156,106
2.22% (1 Month LIBOR USD + 0.650%), 03/20/2064 (1)	3,117,528	3,137,130
2.17% (1 Month LIBOR USD + 0.600%), 04/20/2064 (1)	3,706,265	3,726,093
2.17% (1 Month LIBOR USD + 0.600%), 04/20/2064 (1)	3,351,454	3,378,011
2.17% (1 Month LIBOR USD + 0.600%), 05/20/2064 (1)	5,747,175	5,793,409
2.07% (1 Month LIBOR USD + 0.500%), 06/20/2064 (1)	2,454,757	2,464,375
2.04% (1 Month LIBOR USD + 0.470%), 07/20/2064 (1)	4,009,421	4,015,411
2.07% (1 Month LIBOR USD + 0.500%), 07/20/2064 (1)	2,509,717	2,519,362
2.07% (1 Month LIBOR USD + 0.500%), 07/20/2064 (1)	1,922,579	1,929,938
2.04% (1 Month LIBOR USD + 0.470%), 09/20/2064 (1)	4,049,738	4,059,097
2.17% (1 Month LIBOR USD + 0.600%), 10/20/2064 (1)	1,364,895	1,369,738
2.07% (1 Month LIBOR USD + 0.500%), 12/20/2064 (1)	3,686,814	3,695,171
2.03% (1 Month LIBOR USD + 0.470%), 02/20/2065 (1)	2,345,728	2,349,661
2.05% (1 Month LIBOR USD + 0.480%), 02/20/2065 (1)	4,013,174	4,024,799
2.05% (1 Month LIBOR USD + 0.480%), 03/20/2065 (1)	8,049,215	8,071,784
2.05% (1 Month LIBOR USD + 0.480%), 04/20/2065 (1)	5,703,557	5,720,497
2.02% (1 Month LIBOR USD + 0.450%), 06/20/2065 (1)	1,852,008	1,854,059
2.01% (1 Month LIBOR USD + 0.440%), 07/20/2065 (1)	3,608,693	3,613,384
2.04% (1 Month LIBOR USD + 0.470%), 08/20/2065 (1)	587,953	589,479
2.17% (1 Month LIBOR USD + 0.600%), 11/20/2065 (1)	6,804,452	6,862,687
2.57% (1 Month LIBOR USD + 1.000%), 12/20/2066 (1)	2,277,734	2,329,761
2.13% (1 Month LIBOR USD + 0.560%), 03/20/2067 (1)	6,772,696	6,820,454
2.19% (12 Month LIBOR USD + 0.000%), 05/20/2067 IO (1)	15,114,728	2,146,081
1.71% (12 Month LIBOR USD + 0.000%), 06/20/2067 IO (1)	14,937,690	1,584,565
2.07% (1 Month LIBOR USD + 0.500%), 06/20/2067 (1)	7,488,491	7,516,417
2.02% (1 Month LIBOR USD + 0.450%), 08/20/2067 (1)	3,868,709	3,879,553
GS Mortgage Securities Co. II
2.71%, 12/10/2027 (2)	1,184,514	1,180,667
3.38%, 05/10/2050	960,446	956,920
GS Mortgage Securities Co. Trust 2012-ALOHA
3.55%, 04/10/2034 (2)	4,200,000	4,267,526
GS Mortgage Securities Co. Trust 2012-SHOP
1.44%, 06/05/2031 IO (2)(3)	7,793,000	95,064
2.93%, 06/05/2031 (2)	6,044,000	6,059,749
GS Mortgage Securities Trust 2006-GG8
0.87%, 11/10/2039 IO (2)(3)	1,612,832	96
GS Mortgage Securities Trust 2011-GC5
5.40%, 08/10/2044 (2)(3)	500,000	487,761
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045	13,183,412	12,967,462
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/10/2046 (3)	5,880,000	6,048,169
GS Mortgage Securities Trust 2013-GC16
1.39%, 11/10/2046 IO (3)	23,476,683	882,326
4.27%, 11/10/2046	518,000	543,199
GS Mortgage Securities Trust 2013-GCJ12
3.14%, 06/10/2046	1,003,000	996,578
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047	5,985,000	6,119,083
4.07%, 01/10/2047	2,600,000	2,697,589
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047	8,000,000	7,990,554
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048	9,000,000	8,848,273
GS Mortgage Securities Trust 2016-GS4
3.44%, 11/10/2049 (3)	1,317,000	1,311,420
GSMPS Mortgage Loan Trust 2004-4
2.27% (1 Month LIBOR USD + 0.400%), 06/25/2034 (1) (2)	63,693	57,724
GSMPS Mortgage Loan Trust 2005-RP2
2.22% (1 Month LIBOR USD + 0.350%), 03/25/2035 (1) (2)	116,468	108,831
GSMPS Mortgage Loan Trust 2005-RP3
2.22% (1 Month LIBOR USD + 0.350%), 09/25/2035 (1) (2)	723,307	650,414
2.97%, 09/25/2035 IO (2)(3)	533,269	41,809
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033	24,473	25,264
GSR Mortgage Loan Trust 2003-6F
2.27% (1 Month LIBOR USD + 0.400%), 09/25/2032 (1)	6,921	6,850
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034	89,470	92,035
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034	109,280	112,284
6.50%, 05/25/2034	73,174	78,164
GSR Mortgage Loan Trust 2005-5F
2.37% (1 Month LIBOR USD + 0.500%), 06/25/2035 (1)	33,786	32,221
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035	146,872	154,826
GSR Mortgage Loan Trust 2005-AR6
3.62%, 09/25/2035 (3)	11,938	11,996
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036	80,904	91,078
6.00%, 02/25/2036	393,992	337,938
Headlands Residential 2017-RPL1 LLC
3.88%, 08/25/2022 (2)(3)	6,170,000	6,234,902
HomeBanc Mortgage Trust 2005-3
2.11% (1 Month LIBOR USD + 0.240%), 07/25/2035 (1)	811,650	805,710
Impac CMB Trust Series 2004-4
4.56%, 09/25/2034 (3)	10,894	10,760
Impac CMB Trust Series 2004-7
2.61% (1 Month LIBOR USD + 0.740%), 11/25/2034 (1)	1,151,922	1,150,128
Impac CMB Trust Series 2005-4
2.47% (1 Month LIBOR USD + 0.600%), 05/25/2035 (1)	127,000	125,722
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033	87,523	91,210
2.67% (1 Month LIBOR USD + 0.800%), 11/25/2034 (1)	1,273	1,269
Impac Secured Assets Trust 2006-1
2.22% (1 Month LIBOR USD + 0.350%), 05/25/2036 (1)	465,833	443,109
Impac Secured Assets Trust 2006-2
2.22% (1 Month LIBOR USD + 0.350%), 08/25/2036 (1)	396,763	389,662
JP Morgan Alternative Loan Trust
3.58%, 03/25/2036 (3)	40,820	36,751
JP Morgan Chase Commercial Mortgage Securities Corp.
3.46%, 03/15/2050	20,000,000	19,882,688
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.03%, 08/12/2037 IO (2)(3)	7,522,352	2,391
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5
0.00%, 12/15/2044 IO (2)(3)(10)	3,026,995	30
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.22%, 06/12/2043 IO (3)	5,908,720	5,919
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
1.93% (1 Month LIBOR USD + 0.155%), 05/15/2047 (1)	157,357	156,895
5.34%, 05/15/2047	413,000	415,290
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051 IO (3)(10)	5,368,123	54
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8
2.38%, 10/15/2045	7,170,407	7,083,425
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046	7,152,087	7,046,503
JP Morgan Mortgage Trust 2004-A3
3.84%, 07/25/2034 (3)	48,229	49,618
JP Morgan Mortgage Trust 2004-A4
3.82%, 09/25/2034 (3)	70,084	71,877
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034	14,477	14,692
JP Morgan Mortgage Trust 2005-A1
3.70%, 02/25/2035 (3)	157,425	161,371
JP Morgan Mortgage Trust 2005-A4
3.54%, 07/25/2035 (3)	205,727	206,355
JP Morgan Mortgage Trust 2006-A2
3.59%, 11/25/2033 (3)	473,453	482,480
3.72%, 08/25/2034 (3)	783,813	792,896
JP Morgan Mortgage Trust 2006-A3
3.50%, 08/25/2034 (3)	104,202	104,157
JP Morgan Mortgage Trust 2006-A7
3.59%, 01/25/2037 (3)	84,762	85,535
3.59%, 01/25/2037 (3)	148,686	150,041
JP Morgan Mortgage Trust 2007-A1
3.69%, 07/25/2035 (3)	99,121	101,424
3.69%, 07/25/2035 (3)	1,512,005	1,553,669
JP Morgan Mortgage Trust 2007-A2
3.74%, 04/25/2037 (3)	335,617	326,545
JPMBB Commercial Mortgage Securities Trust 2013-C17
3.93%, 01/15/2047	6,225,000	6,393,869
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047	2,010,000	2,046,235
JPMBB Commercial Mortgage Securities Trust 2014-C24
3.10%, 11/15/2047	13,000,000	12,992,339
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047	13,000,000	13,019,334
JPMBB Commercial Mortgage Securities Trust 2015-C28
2.77%, 10/15/2048	3,200,000	3,192,220
JPMBB Commercial Mortgage Securities Trust 2016-C1
3.31%, 03/15/2049	10,000,000	9,895,357
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050	20,000,000	19,459,936
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036 (2)	1,027,000	1,046,584
LB-UBS Commercial Mortgage Trust 2007-C2
0.20%, 02/15/2040 IO (3)	915,137	105
LCCM 2017-LC26
3.29%, 07/12/2050 (2)	20,300,000	19,697,183
Lehman Mortgage Trust 2006-2
5.84%, 04/25/2036 (3)	68,179	61,438
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037	46,692	44,977
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038	375,303	289,096
Luminent Mortgage Trust 2005-1
2.13% (1 Month LIBOR USD + 0.260%), 11/25/2035 (1)	1,981,907	1,916,960
MASTR Adjustable Rate Mortgages Trust 2004-13
3.63%, 04/21/2034 (3)	210,352	215,476
MASTR Adjustable Rate Mortgages Trust 2004-15
4.04%, 12/25/2034 (3)	48,969	47,799
MASTR Adjustable Rate Mortgages Trust 2004-3
3.22%, 04/25/2034 (3)	79,869	74,982
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033	64,741	67,091
6.00%, 01/25/2034	26,564	27,374
MASTR Alternative Loan Trust 2004-1
5.00%, 01/25/2019	4,666	4,663
MASTR Alternative Loan Trust 2004-10
4.50%, 09/25/2019	5,191	5,201
MASTR Alternative Loan Trust 2004-13
5.50%, 01/25/2020	170,536	171,843
MASTR Alternative Loan Trust 2004-2
5.00%, 02/25/2019	394	395
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034	224,239	235,203
6.25%, 04/25/2034	54,478	56,714
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034 PO	34,083	28,125
6.00%, 07/25/2034	22,179	22,695
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034 PO	28,424	23,617
MASTR Alternative Loan Trust 2004-8
5.50%, 09/25/2019	17,026	17,233
MASTR Alternative Loan Trust 2005-6
5.50%, 11/25/2020	50,511	49,750
MASTR Asset Securitization Trust
4.50%, 12/25/2018	686	685
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033 PO	4,129	3,859
5.00%, 12/25/2033	12,052	12,127
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034 PO	3,851	3,263
MASTR Asset Securitization Trust 2004-4
4.50%, 04/25/2019	407	405
5.25%, 12/26/2033	67,807	69,901
MASTR Asset Securitization Trust 2004-6
0.00%, 07/25/2019 PO	906	898
MASTR Asset Securitization Trust 2004-8
0.00%, 08/25/2019 PO	948	917
4.75%, 08/25/2019	4,868	4,900
MASTR Asset Securitization Trust 2004-9
5.25%, 09/25/2019	8,697	8,741
MASTR Reperforming Loan Trust 2005-2
2.22% (1 Month LIBOR USD + 0.350%), 05/25/2035 (1) (2)	986,427	816,704
MASTR Reperforming Loan Trust 2006-2
4.41%, 05/25/2036 (2)(3)	120,075	105,720
MASTR Resecuritization Trust 2005
0.00%, 05/28/2035 PO (2)	36,585	29,482
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
2.45%, 06/25/2037 (3)	181,772	177,417
Merrill Lynch Mortgage Investors Trust Series 2003-A5
3.51%, 08/25/2033 (3)	64,602	66,666
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
2.49% (1 Month LIBOR USD + 0.620%), 10/25/2028 (1)	119,870	119,076
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
2.51% (1 Month LIBOR USD + 0.640%), 10/25/2028 (1)	149,201	147,662
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
3.33%, 12/25/2034 (3)	122,155	122,940
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
2.33% (1 Month LIBOR USD + 0.460%), 04/25/2029 (1)	49,762	49,075
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
2.42% (6 Month LIBOR USD + 0.600%), 07/25/2029 (1)	105,174	103,458
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
3.27%, 08/25/2034 (3)	113,720	116,320
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
3.53%, 02/25/2035 (3)	183,981	181,954
ML Trust XLVII
8.99%, 10/20/2020	174	180
ML-CFC Commercial Mortgage Trust 2006-4
0.51%, 12/12/2049 IO (2)(3)	1,016,106	39
Morgan Stanley
5.66%, 04/25/2034 (3)	247,419	260,500
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045	9,144,055	9,048,875
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.08%, 07/15/2046 (3)	1,209,000	1,255,918
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
4.26%, 10/15/2046 (3)	1,496,000	1,564,935
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
2.92%, 02/15/2047	8,846,887	8,863,352
3.67%, 02/15/2047	4,400,000	4,476,051
3.79%, 02/15/2047	1,923,000	1,966,230
4.06%, 02/15/2047	725,000	749,961
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048	3,129,000	3,088,997
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050	27,200,000	27,210,450
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048	5,000,000	5,005,456
3.73%, 05/15/2048	3,436,000	3,490,957
Morgan Stanley Capital I Trust 2006-IQ12
0.49%, 12/15/2043 IO (2)(3)	2,201,731	80
Morgan Stanley Capital I Trust 2007-HQ11
0.33%, 02/12/2044 IO (2)(3)	5,483,269	165
Morgan Stanley Capital I Trust 2007-HQ13
0.00%, 12/15/2044 IO (2)(3)(10)	484,844	5
Morgan Stanley Capital I Trust 2007-IQ13
0.65%, 03/15/2044 IO (2)(3)	1,147,771	3,833
Morgan Stanley Capital I Trust 2011-C3
4.05%, 07/15/2049	510,331	518,231
Morgan Stanley Capital I Trust 2012-C4
2.99%, 03/15/2045	546,833	548,114
Morgan Stanley Capital I Trust 2014-CPT
3.35%, 07/13/2029 (2)	4,241,000	4,280,264
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049	20,000,000	18,616,734
Morgan Stanley Mortgage Loan Trust 2004-9
4.29%, 10/25/2019 (3)	35,248	34,203
Morgan Stanley Reremic Trust
0.25%, 07/27/2049 (2)	622,123	607,980
1.00%, 03/27/2051 (2)	256,852	254,296
MortgageIT Trust 2005-2
2.39% (1 Month LIBOR USD + 0.520%), 05/25/2035 (1)	1,113,010	1,116,879
MortgageIT Trust 2005-3
2.47% (1 Month LIBOR USD + 0.600%), 08/25/2035 (1)	3,353,704	3,274,848
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
2.26% (1 Month LIBOR USD + 0.480%), 06/15/2030 (1)	307,620	294,343
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
2.22% (1 Month LIBOR USD + 0.440%), 12/15/2030 (1)	61,157	59,216
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034 (2)(3)	68,439	69,064
NCUA Guaranteed Notes Trust 2010-R3
2.27% (1 Month LIBOR USD + 0.560%), 12/08/2020 (1)	1,425,048	1,431,988
2.40%, 12/08/2020	158,309	157,063
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057 (2)(3)	4,861,619	4,955,455
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057 (2)(3)	8,243,200	8,379,947
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057 (2)(3)	5,776,460	5,881,247
Nomura Asset Acceptance Co. Alternative Loan Trust Series 2003-A1
7.00%, 04/25/2033	7,954	8,155
5.50%, 05/25/2033	17,729	17,833
6.00%, 05/25/2033	21,290	21,635
PaineWebber CMO Trust Series P
8.50%, 08/01/2019	166	170
PFP 2015-2 Ltd.
3.24% (1 Month LIBOR USD + 1.450%), 07/14/2034 (1) (2)	330,451	330,660
5.04% (1 Month LIBOR USD + 3.250%), 07/14/2034 (1) (2)	821,000	821,000
5.79% (1 Month LIBOR USD + 4.000%), 07/14/2034 (1) (2)	730,000	729,993
PFP 2017-3 Ltd.
3.53% (1 Month LIBOR USD + 1.750%), 01/14/2035 (1) (2)	2,000,000	2,006,045
4.28% (1 Month LIBOR USD + 2.500%), 01/14/2035 (1) (2)	2,000,000	2,011,853
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034	98,785	104,325
Provident Funding Mortgage Loan Trust 2005-1
3.64%, 05/25/2035 (3)	32,384	31,704
Radnor RE 2018-1 Ltd
3.25% (1 Month LIBOR USD + 1.400%), 03/25/2028 (1) (2)	4,890,000	4,887,037
RAIT 2015-FL5 Trust
5.64% (1 Month LIBOR USD + 3.900%), 01/15/2031 (1) (2)	1,485,000	1,484,658
RALI Series 2002-QS16 Trust
12.71% (1 Month LIBOR USD + 16.623%), 10/25/2018 (1)	638	643
RALI Series 2002-QS8 Trust
6.25%, 06/25/2018	1,600	1,575
RALI Series 2003-QS14 Trust
5.00%, 07/25/2018	11,555	11,467
RALI Series 2003-QS18 Trust
5.00%, 09/25/2018	4,154	4,154
RALI Series 2003-QS3 Trust
12.38% (1 Month LIBOR USD + 16.500%), 02/25/2019 (1)	364	369
RALI Series 2003-QS9 Trust
5.68% (1 Month LIBOR USD + 7.550%), 05/25/2018 IO (1)	3,040	3
RALI Series 2004-QS6 Trust
5.00%, 05/25/2019	3,488	3,475
RALI Series 2005-QA6 Trust
4.57%, 05/25/2035 (3)	144,410	119,843
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037	20,008	18,668
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031 (2)	512,000	502,733
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036 (2)(3)	287,314	300,908
RBSSP Resecuritization Trust 2009-12
5.62%, 11/25/2033 (2)(3)	282,992	290,684
RBSSP Resecuritization Trust 2009-2
7.00%, 08/26/2037 (2)(3)	36,851	37,156
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035 PO (2)	8,874	8,045
Residential Asset Securitization Trust 2003-A14
4.75%, 02/25/2019	674	642
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2018	9,007	9,007
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034	2,100,654	2,110,896
Residential Asset Securitization Trust 2005-A2
3.18% (1 Month LIBOR USD + 5.050%), 03/25/2035 IO (1)	846,064	60,566
Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036	82,372	80,299
Resource Capital Co. 2015-CRE4 Ltd.
3.19% (1 Month LIBOR USD + 1.400%), 08/15/2032 (1) (2)	14,999	14,990
4.79% (1 Month LIBOR USD + 3.000%), 08/15/2032 (1) (2)	1,151,000	1,152,814
RFMSI Series 2003-S14 Trust
0.00%, 07/25/2018 PO	349	347
RFMSI Series 2003-S16 Trust
5.00%, 09/25/2018	1,831	1,831
RFMSI Series 2005-SA4 Trust
3.50%, 09/25/2035 (3)	55,183	49,537
Sequoia Mortgage Trust 2004-10
2.44% (1 Month LIBOR USD + 0.620%), 11/20/2034 (1)	56,300	55,865
Sequoia Mortgage Trust 2004-11
2.42% (1 Month LIBOR USD + 0.600%), 12/20/2034 (1)	181,346	178,650
Sequoia Mortgage Trust 2004-12
2.10% (6 Month LIBOR USD + 0.320%), 01/20/2035 (1)	140,290	130,406
Sequoia Mortgage Trust 2004-8
2.52% (1 Month LIBOR USD + 0.700%), 09/20/2034 (1)	1,108,079	1,064,588
2.84% (6 Month LIBOR USD + 0.740%), 09/20/2034 (1)	200,596	197,629
Series RR 2014-1 Trust
0.00%, 05/25/2047 (2)	1,603,000	1,171,798
Structured Adjustable Rate Mortgage Loan Trust
3.54%, 06/25/2034 (3)	430,138	433,128
Structured Asset Mortgage Investments II Trust 2004-AR5
2.47% (1 Month LIBOR USD + 0.660%), 10/19/2034 (1)	171,221	164,995
Structured Asset Mortgage Investments II Trust 2005-AR5
2.06% (1 Month LIBOR USD + 0.250%), 07/19/2035 (1)	574,068	558,114
Structured Asset Mortgage Investments Trust 2003-CL1
2.27% (1 Month LIBOR USD + 0.400%), 07/25/2032 (1)	401,443	389,459
Structured Asset Securities Co.
3.40%, 12/25/2033 (3)	176,551	177,176
3.57%, 12/25/2033 (3)	1,794,480	1,771,027
5.29%, 02/25/2034 (3)	230,276	233,187
2.22% (1 Month LIBOR USD + 0.350%), 06/25/2035 (1) (2)	89,356	80,371
Structured Asset Securities Co. Mort Pass Thru Ser 2004-5H
5.54%, 12/25/2033	436,979	446,773
Structured Asset Securities Co. Mortgage Pass-Through Ctfs Ser 2003-33H
5.50%, 10/25/2033	231,619	235,693
Structured Asset Securities Co. Mortgage Pass-Through Ctfs Ser 2003-34A
3.61%, 11/25/2033 (3)	58,177	58,550
Tharaldson Hotel Portfolio Trust 2018-THPT
2.49% (1 Month LIBOR USD + 0.750%), 11/11/2034 (1) (2)	1,379,000	1,380,763
Thornburg Mortgage Securities Trust 2003-4
2.51% (1 Month LIBOR USD + 0.640%), 09/25/2043 (1)	784,895	759,017
Thornburg Mortgage Securities Trust 2003-5
3.33%, 10/25/2043 (3)	4,110,165	4,166,922
Thornburg Mortgage Securities Trust 2004-4
3.03%, 12/25/2044 (3)	433,843	435,824
Thornburg Mortgage Securities Trust 2005-1
3.40%, 04/25/2045 (3)	1,259,269	1,265,188
UBS Commercial Mortgage Trust
3.26%, 08/15/2050	10,114,000	10,072,819
UBS Commercial Mortgage Trust 2012-C1
2.08%, 05/10/2045 IO (2)(3)	1,636,635	110,702
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050	21,500,000	20,880,781
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051	9,650,000	9,793,882
UBS-BAMLL Trust
3.66%, 06/10/2030 (2)	1,787,000	1,789,064
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.34%, 05/10/2063 IO (2)(3)	5,528,663	255,991
3.53%, 05/10/2063	1,073,000	1,088,744
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046	271,000	272,377
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023	308,949	331,657
Vendee Mortgage Trust 1994-1
5.33%, 02/15/2024 (3)	88,552	91,751
6.50%, 02/15/2024	236,006	251,264
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026	132,193	144,382
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026	59,883	65,007
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027	187,743	208,250
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028	121,620	135,964
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030 (2)	2,283,000	2,259,670
VNDO 2013-PENN Mortgage Trust
3.81%, 12/13/2029 (2)	2,500,000	2,544,381
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.08%, 03/15/2045 IO (2)(3)	4,143,665	29
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
3.36%, 10/25/2033 (3)	308,367	312,094
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
3.13%, 08/25/2033 (3)	100,480	101,629
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
3.34%, 09/25/2033 (3)	542,946	555,721
3.35%, 09/25/2033 (3)	121,381	122,727
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033	96,331	98,475
WaMu Mortgage Pass-Through Certificates Series 2003-S10
5.00%, 10/25/2018	1,023	1,011
WaMu Mortgage Pass-Through Certificates Series 2003-S13 Trust
2.42% (1 Month LIBOR USD + 0.550%), 12/25/2018 (1)	2,055	2,051
WaMu Mortgage Pass-Through Certificates Series 2003-S4
12.32% (1 Month LIBOR USD + 17.463%), 06/25/2033 (1)	26,094	29,156
WaMu Mortgage Pass-Through Certificates Series 2003-S8 Trust
4.50%, 09/25/2018	4,356	4,357
4.50%, 09/25/2018	1,480	1,480
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033 PO	5,463	4,824
5.25%, 10/25/2033	370,123	378,038
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
3.45%, 01/25/2035 (3)	3,127,111	3,195,197
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
3.27%, 06/25/2034 (3)	3,467,771	3,539,404
3.27%, 06/25/2034 (3)	195,405	199,441
WaMu Mortgage Pass-Through Certificates Series 2004-CB1 Trust
5.00%, 06/25/2019	12,125	12,181
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
5.00%, 07/25/2019	13,559	13,598
5.50%, 08/25/2019	27,299	27,432
6.00%, 08/25/2034	852,997	902,044
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
5.50%, 10/25/2019	3,893	3,918
6.00%, 10/25/2019	5,840	5,933
6.50%, 10/25/2034	2,953,638	3,147,982
WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust
5.50%, 12/25/2019	10,547	10,658
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033	61,892	62,841
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034	365,341	379,165
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034	55,899	56,984
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
3.40%, 09/25/2036 (3)	12,462	11,056
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
3.30%, 08/25/2046 (3)	78,402	73,635
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035 PO	14,600	11,536
5.50%, 03/25/2035	113,544	112,496
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
3.13% (1 Month LIBOR USD + 5.000%), 04/25/2035 IO (1)	252,226	26,203
3.18% (1 Month LIBOR USD + 5.050%), 04/25/2035 IO (1)	895,324	83,082
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035	315,005	303,594
5.50%, 06/25/2035 IO	303,879	58,882
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035	63,142	61,456
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036	24,363	23,171
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033 PO	706	620
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033 PO	9,715	8,804
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037	27,990	26,087
Wells Fargo Commercial Mortgage Trust
2.64%, 11/15/2049	20,000,000	18,826,296
Wells Fargo Commercial Mortgage Trust 2013-120B
2.71%, 03/18/2028 (2)(3)	1,548,000	1,538,436
Wells Fargo Commercial Mortgage Trust 2014-LC16
2.82%, 08/15/2050	3,419,291	3,422,832
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048	9,300,000	9,229,991
Wells Fargo Commercial Mortgage Trust 2015-C27
3.19%, 02/15/2048	716,000	705,024
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048	10,000,000	9,934,661
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/17/2058	729,000	736,132
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/18/2048	2,580,000	2,610,714
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058	15,000,000	15,034,130
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/15/2048	1,717,000	1,758,654
Wells Fargo Commercial Mortgage Trust 2016-LC25
3.64%, 12/15/2059	2,361,000	2,391,027
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050	13,800,000	13,434,642
Wells Fargo Commercial Mortgage Trust 2017-C42
3.59%, 12/15/2050	1,578,000	1,577,680
Wells Fargo Mortgage Backed Securities 2003-K Trust
3.57%, 11/25/2033 (3)	205,871	208,627
3.57%, 11/25/2033 (3)	7,898	8,035
Wells Fargo Mortgage Backed Securities 2003-L Trust
3.61%, 11/25/2033 (3)	31,464	31,086
Wells Fargo Mortgage Backed Securities 2004-4 Trust
5.50%, 05/25/2034	48,284	49,169
Wells Fargo Mortgage Backed Securities 2004-B Trust
3.73%, 02/25/2034 (3)	76,085	76,477
Wells Fargo Mortgage Backed Securities 2004-EE Trust
3.48%, 12/25/2034 (3)	2,327,983	2,367,565
3.48%, 12/25/2034 (3)	95,934	98,537
3.79%, 12/25/2034 (3)	178,201	184,849
3.79%, 12/25/2034 (3)	58,167	60,337
Wells Fargo Mortgage Backed Securities 2004-I Trust
3.70%, 07/25/2034 (3)	273,143	279,074
Wells Fargo Mortgage Backed Securities 2004-P Trust
3.54%, 09/25/2034 (3)	706,766	724,655
Wells Fargo Mortgage Backed Securities 2004-V Trust
3.56%, 10/25/2034 (3)	96,241	97,660
3.56%, 10/25/2034 (3)	123,439	127,283
Wells Fargo Mortgage Backed Securities 2005-14 Trust
0.00%, 12/25/2035 PO	10,640	9,408
5.50%, 12/25/2035	75,960	78,265
Wells Fargo Mortgage Backed Securities 2005-AR10 Trust
3.65%, 06/25/2035 (3)	4,417,560	4,531,480
Wells Fargo Mortgage Backed Securities 2005-AR3 Trust
3.52%, 03/25/2035 (3)	1,556,051	1,599,274
Wells Fargo Mortgage Backed Securities 2005-AR8 Trust
3.79%, 06/25/2035 (3)	153,843	157,425
Wells Fargo Mortgage Backed Securities 2007-11 Trust
6.00%, 08/25/2037	166,292	162,721
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037	26,987	26,822
WFRBS Commercial Mortgage Trust 2011-C3
4.38%, 03/15/2044 (2)	1,059,000	1,094,814
WFRBS Commercial Mortgage Trust 2012-C6
3.44%, 04/15/2045	9,470,780	9,567,634
WFRBS Commercial Mortgage Trust 2013-C11
4.27%, 03/15/2045 (2)(3)	300,000	282,436
WFRBS Commercial Mortgage Trust 2013-C14
3.07%, 06/15/2046	2,244,000	2,225,037
3.34%, 06/15/2046	229,750	230,432
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047	7,000,000	7,108,707
WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/15/2057	3,500,000	3,566,112
WFRBS Commercial Mortgage Trust 2014-C24
3.32%, 11/15/2047	5,000,000	5,025,706
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047	10,000,000	10,239,305
Total Mortgage-Backed Obligations (Cost $4,998,909,554)		$4,953,385,278
Total Bonds & Notes (Cost $14,876,030,830)		$14,790,060,645

	Shares	Value
PREFERRED STOCKS - 0.02%
Financials - 0.02%
State Street Co., 5.35%	95,000	$2,545,050
Total Preferred Stocks (Cost $2,375,000)		$2,545,050

SHORT-TERM INVESTMENTS - 6.36%
Money Market Funds - 6.35%
Fidelity Institutional Money Market Government Funds - Class I, 1.49% (6) (7)	480,375,143	$480,375,143
Goldman Sachs Financial Square Funds - Government Fund - Class I, 1.61% (6) (7)	480,375,143	480,375,143
		$960,750,286

	Principal
	Amount	Value
U.S. Treasury Bills - 0.01%
U.S. Treasury Bill, 0.00%, 04/26/2018 (9)	$1,000,000	$998,937
Total Short-Term Investments (Cost $961,749,559)		$961,749,223
TOTAL INVESTMENTS IN SECURITIES - 104.24%
(Cost $15,840,155,389)		$15,754,354,918
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.24)%		(640,705,027)
TOTAL NET ASSETS - 100.00%		$15,113,649,891

Percentages are stated as a percent of net assets.

IO	Interest Only Strip
PO	Principal Only Strip

(1)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2018.
(2)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933.  The value of these securities total $2,446,810,642, which represents 16.19% of total net assets.

(3)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of March 31, 2018.
(4)	Inflation protected security. The value of these securities total $7,096,248, which represents 0.05% of total net assets.
(5)	Delayed delivery purchase commitment security. The value of these securities total $515,972,646, which represents 3.41% of total net assets.
(6)	Partially assigned as collateral for certain delayed delivery securities.
(7)	Represents annualized seven-day yield as of the close of the reporting period.
(8)	Adjustable rate security. The rate reported is the rate in effect as of March 31, 2018.
(9)	Partially assigned as collateral for certain futures contracts. The value of the pledged issues total $3,246,133, which represent 0.02% of total net assets.
(10)	Security is categorized as Level 3 per the Trust's fair value hierarchy. The value of these securities total $109,656,282, which represents 0.73% of total net assets.
(11)	Security is in default as of March 31, 2018. The value of these securities total $584,481, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

			Settlement	Notional		Unrealized Appreciation
Number of Contracts Purchased	Reference Entity	Counterparty	Month	Amount	Value	(Depreciation)
48	U.S. 10 Year Ultra Bond Future	J.P. Morgan	Jun. 2018	$6,103,194	$6,233,250	$130,056
1,088	U.S. 2 Year Note Future	J.P. Morgan	Jun. 2018	231,215,995	231,319,001	103,006
2,983	U.S. 5 Year Note Future	J.P. Morgan	Jun. 2018	339,980,964	341,436,978	1,456,014
393	U.S. Ultra Bond Future	J.P. Morgan	Jun. 2018	61,357,648	63,064,219	1,706,571
						3,395,647

			Settlement	Notional		Unrealized Appreciation
Number of Contracts Sold	Reference Entity	Counterparty	Month	Amount	Value	(Depreciation)
(396)	U.S. 10 Year Bond Future	J.P. Morgan	Jun. 2018	$(47,693,293)	$(47,971,688)	$(278,395)
(137)	U.S. Long Bond Future	J.P. Morgan	Jun. 2018	(19,860,516)	(20,087,625)	(227,109)
						(505,504)
						$2,890,143

Bridge Builder Core Plus Bond Fund
Schedule of Investments
March 31, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES - 94.50%
Asset-Backed Obligations - 14.57%
AASET 2017-1 Trust
3.97%, 05/16/2042 (1)	$652,260	$650,304
AASET 2018-1 US Ltd.
3.84%, 01/16/2038 (1)	950,332	943,086
ABFC 2005-WMC1 Trust
2.61% (1 Month LIBOR USD + 0.735%), 06/25/2035 (2)	7,005,762	6,759,528
ABFC 2007-NC1 Trust
2.17% (1 Month LIBOR USD + 0.300%), 05/25/2037 (1)(2)	4,000,000	3,729,464
Accredited Mortgage Loan Trust 2003-2
2.57% (1 Month LIBOR USD + 0.700%), 10/25/2033 (2)	2,267,758	2,225,470
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7
2.53% (1 Month LIBOR USD + 0.660%), 11/25/2035 (2)	166,366	166,314
Aegis Asset Backed Securities Trust 2005-5
2.12% (1 Month LIBOR USD + 0.250%), 12/25/2035 (2)	5,188,807	5,172,392
Airspeed Ltd.
2.05% (1 Month LIBOR USD + 0.270%), 06/15/2032 (1)(2)(11)	8,605,335	7,470,986
2.06% (1 Month LIBOR USD + 0.280%), 06/15/2032 (1)(2)(11)	10,628,327	9,366,726
Ajax Mortgage Loan Trust 2016-B
4.00%, 09/25/2065 (1)(3)	1,531,651	1,537,426
Ajax Mortgage Loan Trust 2016-C
4.00%, 10/25/2057 (1)(3)	1,573,459	1,578,123
Allegro CLO III Ltd.
2.59% (3 Month LIBOR USD + 0.840%), 07/26/2027 (1)(2)	1,970,000	1,969,125
Ally Auto Receivables Trust 2015-2
2.07%, 10/15/2020 (1)	820,000	817,146
3.01%, 03/15/2022 (1)	195,000	195,189
Ally Auto Receivables Trust 2016-1
1.99%, 03/15/2021	790,000	784,768
2.29%, 06/15/2021	530,000	528,322
Ally Auto Receivables Trust 2016-3
1.72%, 04/15/2021	2,060,000	2,031,876
Ally Auto Receivables Trust 2017-2
2.33%, 06/15/2022	210,000	207,671
Ally Auto Receivables Trust 2017-3
1.53%, 03/16/2020	1,546,416	1,540,574
1.74%, 09/15/2021	7,405,000	7,313,736
Ally Auto Receivables Trust 2017-4
1.75%, 12/15/2021	2,985,000	2,946,605
Ally Master Owner Trust
1.63%, 05/15/2020	1,670,000	1,668,702
2.70%, 01/15/2023	3,985,000	3,959,442
ALM XI Ltd.
3.28% (3 Month LIBOR USD + 1.550%), 10/17/2026 (1)(2)	995,000	994,183
American Express Credit Account Master Trust
1.64%, 12/15/2021	3,620,000	3,584,856
2.04%, 05/15/2023	100,000	98,195
2.36% (1 Month LIBOR USD + 0.580%), 02/18/2025 (2)	1,675,000	1,679,861
2.54%, 05/15/2025	1,185,000	1,158,547
American Homes 4 Rent 2014-SFR2 Trust
6.23%, 10/17/2036 (1)	515,000	573,739
American Homes 4 Rent 2015-SFR1
5.89%, 04/18/2052 (1)	2,378,000	2,572,001
AmeriCredit Automobile Receivables 2015-4
3.72%, 12/08/2021	2,671,000	2,703,079
AmeriCredit Automobile Receivables 2016-1
1.81%, 10/08/2020	104,874	104,603
3.59%, 02/08/2022	916,000	924,511
AmeriCredit Automobile Receivables Trust 2013-5
2.86%, 12/09/2019	3,270,000	3,273,069
AmeriCredit Automobile Receivables Trust 2014-3
3.72%, 03/08/2022 (1)	840,000	843,615
AmeriCredit Automobile Receivables Trust 2014-4
3.07%, 11/09/2020	5,600,000	5,622,636
3.66%, 03/08/2022	930,000	932,907
AmeriCredit Automobile Receivables Trust 2015-3
3.34%, 08/09/2021	1,865,000	1,874,269
AmeriCredit Automobile Receivables Trust 2016-2
1.60%, 11/09/2020	1,166,443	1,161,941
2.87%, 11/08/2021	290,000	290,574
3.65%, 05/09/2022	605,000	611,721
AmeriCredit Automobile Receivables Trust 2016-3
2.24%, 04/08/2022	2,000,000	1,963,320
2.71%, 09/08/2022	3,615,000	3,563,343
AmeriCredit Automobile Receivables Trust 2016-4
2.74%, 12/08/2022	1,795,000	1,760,829
AmeriCredit Automobile Receivables Trust 2017-3
2.24%, 06/19/2023	335,000	330,031
2.69%, 06/19/2023	345,000	340,309
AmeriCredit Automobile Receivables Trust 2017-4
2.60%, 09/18/2023	705,000	692,235
Ameriquest Mortgage Securities Trust 2006-R2
2.05% (1 Month LIBOR USD + 0.175%), 04/25/2036 (2)	1,024,919	1,023,515
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2004-R8
2.83% (1 Month LIBOR USD + 0.960%), 09/25/2034 (2)	1,518,257	1,526,578
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2005-R5
2.61% (1 Month LIBOR USD + 0.735%), 07/25/2035 (2)	4,284,043	4,292,068
Ammc Clo 19 Ltd.
3.22% (3 Month LIBOR USD + 1.500%), 10/16/2028 (1)(2)	4,255,000	4,288,091
AREIT 2018-CRE1 Trust
4.60% (1 Month LIBOR USD + 3.100%), 02/16/2035 (1)(2)	4,800,000	4,815,931
ARI Fleet Lease Trust 2017-A
1.91%, 04/15/2026 (1)	545,000	542,010
2.28%, 04/15/2026 (1)	1,305,000	1,286,500
Ascentium Equipment Receivables 2016-2 Trust
1.46%, 04/10/2019 (1)	80,789	80,622
Ascentium Equipment Receivables 2017-1 Trust
1.87%, 07/10/2019 (1)	139,872	139,475
2.29%, 06/10/2021 (1)	170,000	168,209
Atrium X
2.67% (3 Month LIBOR USD + 0.950%), 07/16/2025 (1)(2)	1,274,674	1,274,264
Avis Budget Rental Car Funding AESOP LLC
2.62%, 09/20/2019 (1)	505,000	504,594
2.97%, 02/20/2020 (1)	1,450,000	1,451,689
2.46%, 07/20/2020 (1)	2,630,000	2,619,867
2.50%, 02/20/2021 (1)	3,245,000	3,220,731
2.50%, 07/20/2021 (1)	1,230,000	1,216,816
2.72%, 11/20/2022 (1)	1,545,000	1,515,976
BA Credit Card Trust
1.95%, 08/15/2022	2,575,000	2,539,276
Babson CLO Ltd. 2013-I
2.54% (3 Month LIBOR USD + 0.800%), 01/20/2028 (1)(2)	5,130,000	5,128,943
Barclays Dryrock Issuance Trust
2.41%, 07/15/2022	1,395,000	1,389,899
2.20%, 12/15/2022	1,705,000	1,686,591
Bayview Opportunity Master Fund IIIa Trust 2017-RN7
3.10%, 09/28/2032 (1)(3)	603,006	600,617
Bayview Opportunity Master Fund IIIa Trust 2017-RN8
3.35%, 11/29/2032 (1)(3)	1,658,444	1,653,407
Bayview Opportunity Master Fund IIIb Trust 2017-RN2
3.47%, 04/28/2032 (1)(3)	207,819	207,522
Bayview Opportunity Master Fund IIIb Trust 2017-RN3
3.23%, 05/28/2032 (1)(3)	102,531	102,055
Bayview Opportunity Master Fund IV Trust 2018-RN2
3.60%, 02/28/2033 (1)(3)	1,507,218	1,504,718
Bayview Opportunity Master Fund IVa Trust 2017-SPL5
3.50%, 07/28/2057 (1)(3)	415,182	417,084
Bayview Opportunity Master Fund IVa Trust 2018-RN1
3.28%, 01/28/2033 (1)(3)	1,824,858	1,815,251
Bayview Opportunity Master Fund IVa Trust 2018-RN3
3.67%, 03/28/2033 (1)(3)	670,000	670,010
Bayview Opportunity Master Fund IVb Trust 2017-NPL2
2.98%, 10/28/2032 (1)(3)	1,077,458	1,072,520
Bayview Opportunity Master Fund IVb Trust 2017-RT2
3.50%, 08/28/2057 (1)(3)	1,422,235	1,427,511
BCMSC Trust 1999-B
6.61%, 12/15/2029 (3)(10)	3,600,859	1,314,424
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041 (1)(3)	1,381,354	1,402,761
BlueMountain CLO 2013-3 Ltd.
2.65% (3 Month LIBOR USD + 0.890%), 10/29/2025 (1)(2)	3,849,183	3,848,393
BMW Vehicle Lease Trust 2016-2
1.57%, 02/20/2020	960,000	950,449
BMW Vehicle Lease Trust 2017-2
2.07%, 10/20/2020	1,275,000	1,261,986
California Republic Auto Receivables Trust 2017-1
3.76%, 12/15/2023	1,300,000	1,275,088
CAM Mortgage Trust 2016-2
3.25%, 06/15/2057 (1)(3)	234,802	236,563
Capital Auto Receivables Asset Trust 2014-1
3.39%, 07/22/2019	431,218	431,335
Capital Auto Receivables Asset Trust 2015-2
4.50%, 01/22/2024	1,545,000	1,560,985
Capital Auto Receivables Asset Trust 2015-3
1.94%, 01/21/2020	1,083,456	1,082,092
Capital Auto Receivables Asset Trust 2016-2
1.63%, 01/20/2021	755,000	746,905
Capital One Multi-Asset Execution Trust
2.29% (1 Month LIBOR USD + 0.510%), 09/16/2024 (2)	5,920,000	5,957,262
Capitalsource Real Estate Loan Trust
1.74% (3 Month LIBOR USD + 0.390%), 01/20/2037 (1)(2)	2,327,822	2,295,233
2.10% (3 Month LIBOR USD + 0.750%), 01/20/2037 (1)(2)	1,200,000	1,129,080
2.20% (3 Month LIBOR USD + 0.850%), 01/20/2037 (1)(2)	703,936	641,145
2.39% (3 Month LIBOR USD + 0.650%), 01/20/2037 (1)(2)	3,400,000	3,234,080
Carlyle Global Market Strategies CLO 2014-2 Ltd.
3.09% (3 Month LIBOR USD + 1.250%), 05/15/2025 (1)(2)	1,785,000	1,784,998
CarMax Auto Owner Trust 2016-1
1.88%, 06/15/2021	365,000	360,075
CarMax Auto Owner Trust 2016-2
2.16%, 12/15/2021	100,000	98,483
CarMax Auto Owner Trust 2016-4
1.40%, 08/16/2021	1,390,000	1,370,545
2.26%, 07/15/2022	265,000	259,805
CarMax Auto Owner Trust 2017-4
2.11%, 10/17/2022	790,000	779,307
Carnow Auto Receivables Trust 2015-1
3.88%, 04/15/2020 (1)	236,511	236,881
Castlelake Aircraft Securitization Trust
3.97%, 07/15/2042	1,219,030	1,210,966
CCG Receivables Trust 2016-1
1.69%, 09/14/2022 (1)	659,163	655,197
CCG Receivables Trust 2017-1
1.84%, 11/14/2023 (1)	970,000	961,594
Chase Issuance Trust
2.21% (1 Month LIBOR USD + 0.430%), 09/15/2020 (2)	2,000,000	2,003,310
2.20% (1 Month LIBOR USD + 0.420%), 11/16/2020 (2)	3,800,000	3,807,553
1.37%, 06/15/2021	9,935,000	9,794,534
1.84%, 04/15/2022	6,230,000	6,125,116
Chrysler Capital Auto Receivables Trust 2016-B
1.36%, 01/15/2020 (1)	93,323	93,289
1.64%, 07/15/2021 (1)	575,000	570,829
Citibank Credit Card Issuance Trust
2.17% (1 Month LIBOR USD + 0.430%), 09/10/2020 (2)	2,695,000	2,699,313
1.74%, 01/19/2021	5,960,000	5,926,083
1.80%, 09/20/2021	2,803,000	2,769,450
1.92%, 04/07/2022	9,495,000	9,351,909
1.86%, 08/08/2022	2,060,000	2,017,663
2.15% (1 Month LIBOR USD + 0.330%), 01/21/2025 (2)	5,920,000	5,919,996
Citigroup Mortgage Loan Trust 2007-AHL1
2.01% (1 Month LIBOR USD + 0.140%), 12/25/2036 (2)	4,874,763	4,837,276
Citigroup Mortgage Loan Trust, Inc.
2.77% (1 Month LIBOR USD + 0.900%), 09/25/2035 (2)	5,900,000	5,186,915
CKE Restaurant Holdings, Inc.
4.47%, 03/20/2043 (1)	1,904,469	1,911,492
CLI Funding V LLC
3.38%, 10/18/2029 (1)	837,345	829,152
CNH Equipment Trust 2016-C
1.44%, 12/15/2021	1,020,000	1,005,009
CNH Equipment Trust 2017-C
2.08%, 02/15/2023	1,245,000	1,227,332
2.54%, 05/15/2025	60,000	58,803
Coinstar Funding LLC Series 2017-1
5.22%, 04/25/2047 (1)	2,704,563	2,777,713
College Ave Student Loans 2017-A LLC
3.52% (1 Month LIBOR USD + 1.650%), 11/26/2046 (1)(2)	6,676,148	6,835,500
Colony American Finance 2015-1 Ltd.
4.83%, 10/18/2047 (1)	725,000	740,907
Colony American Homes 2015-1
4.72% (1 Month LIBOR USD + 3.000%), 07/19/2032 (1)(2)	1,875,000	1,880,733
Conseco Finance Securitizations Corp.
8.06%, 09/01/2029 (3)	13,314,983	7,051,045
7.97%, 05/01/2032	741,351	371,201
8.31%, 05/01/2032 (3)	8,590,440	4,480,887
Conseco Financial Corp.
7.70%, 05/15/2027 (3)	11,727,638	11,162,907
Countrywide Asset-Backed Certificates
2.11% (1 Month LIBOR USD + 0.240%), 03/25/2036 (2)	3,938,108	3,537,337
2.04% (1 Month LIBOR USD + 0.170%), 03/25/2037 (2)	7,553,860	7,272,142
CPS Auto Receivables Trust 2016-C
5.92%, 06/15/2022 (1)	1,985,000	2,071,971
CPS Auto Receivables Trust 2017-C
3.79%, 06/15/2023 (1)	1,530,000	1,526,581
CPS Auto Receivables Trust 2017-D
3.73%, 09/15/2023 (1)	645,000	640,532
CPS Auto Trust
4.53%, 01/17/2023 (1)	1,465,000	1,490,557
Credit Acceptance Auto Loan Trust 2017-3
3.48%, 10/15/2026 (1)	1,405,000	1,390,098
Credit Acceptance Auto Loan Trust 2018-1
3.77%, 06/15/2027 (1)	2,255,000	2,246,475
CSMC 2018-RPL2 Trust
4.03%, 08/25/2062 (1)	3,115,000	3,115,000
CWABS Asset-Backed Certificates Trust 2004-13
3.15% (1 Month LIBOR USD + 1.275%), 04/25/2035 (2)		1,093,317	1,099,947
CWABS Asset-Backed Certificates Trust 2005-7
2.45% (1 Month LIBOR USD + 0.580%), 09/25/2035 (2)		6,734,784	6,720,517
DB Master Finance LLC
3.63%, 11/20/2047 (1)		1,192,013	1,186,660
4.03%, 11/20/2047 (1)		877,800	884,568
Deephaven Residential Mortgage Trust 2018-1
2.98%, 12/25/2057 (1)(3)		952,858	952,838
Denali Capital CLO X LLC
2.80% (3 Month LIBOR USD + 1.050%), 10/26/2027 (1)(2)		6,500,000	6,507,007
Diamond Resorts Owner Trust 2014-1
2.54%, 05/20/2027 (1)		125,316	124,779
Diamond Resorts Owner Trust 2015-1
2.73%, 07/20/2027 (1)		75,002	74,586
Discover Card Execution Note Trust
1.39%, 03/15/2022		2,150,000	2,112,556
2.27% (1 Month LIBOR USD + 0.490%), 07/15/2024 (2)		5,920,000	5,973,751
Domino's Pizza Master Issuer LLC
3.48%, 10/25/2045 (1)		3,284,498	3,278,782
Drive Auto Receivables Trust 2015-B
2.76%, 07/15/2021 (1)		189,582	189,934
Drive Auto Receivables Trust 2015-C
3.01%, 05/17/2021 (1)		221,246	221,812
Drive Auto Receivables Trust 2018-1
3.81%, 05/15/2024		3,000,000	3,005,604
Dryden 35 Euro CLO 2014 BV
0.68% (6 Month EURIBOR + 0.950%), 05/17/2027 (1)(2)	EUR	13,350,000	16,472,600
Dryden 38 Senior Loan Fund
3.15% (3 Month LIBOR USD + 1.430%), 07/15/2027 (1)(2)		$3,200,000	3,203,472
DT Auto Owner Trust 2014-3
4.47%, 11/15/2021 (1)		1,535,989	1,546,259
DT Auto Owner Trust 2016-1
4.66%, 12/15/2022 (1)		1,600,000	1,623,002
DT Auto Owner Trust 2016-4
3.77%, 10/17/2022 (1)		115,000	114,115
DT Auto Owner Trust 2017-1
3.55%, 11/15/2022 (1)		2,595,000	2,586,565
DT Auto Owner Trust 2017-2
1.72%, 05/15/2020 (1)		2,015,817	2,012,051
3.89%, 01/17/2023 (1)		4,825,000	4,829,499
DT Auto Owner Trust 2017-4
3.47%, 07/17/2023 (1)		975,000	965,202
ECAF I Ltd.
3.47%, 06/15/2040 (1)		1,145,771	1,135,871
ECMC Group Student Loan Trust 2017-2
2.92% (1 Month LIBOR USD + 1.050%), 05/25/2067 (1)(2)		11,392,176	11,434,584
Emerald Aviation Finance Ltd.
4.65%, 10/15/2038 (1)(3)		590,701	597,135
Enterprise Fleet Financing LLC
2.08%, 09/20/2021 (1)		510,000	507,449
2.04%, 02/22/2022 (1)		2,185,000	2,160,819
2.13%, 07/20/2022 (1)		286,058	284,506
1.97%, 01/20/2023 (1)		875,000	868,671
2.87%, 10/20/2023 (1)		1,410,000	1,409,856
Exeter Automobile Receivables Trust 2018-1
3.53%, 11/15/2023 (1)		595,000	588,526
Fieldstone Mortgage Investment Trust Series 2006-3
1.76% (1 Month LIBOR USD + 0.140%), 11/25/2036 (2)		10,497,614	9,535,272
First Franklin Mortgage Loan Trust 2006-FF16
2.08% (1 Month LIBOR USD + 0.210%), 12/25/2036 (2)		7,820,207	4,853,680
First Investors Auto Owner Trust 2015-2
4.22%, 12/15/2021 (1)		270,000	272,001
First Investors Auto Owner Trust 2016-2
3.35%, 11/15/2022 (1)	850,000	834,177
First Investors Auto Owner Trust 2017-2
1.86%, 10/15/2021 (1)	5,262,721	5,233,790
3.56%, 09/15/2023 (1)	975,000	953,925
First NLC Trust 2005-2
2.35% (1 Month LIBOR USD + 0.480%), 09/25/2035 (2)	2,239,346	2,249,467
Five Guys Holdings, Inc.
4.60%, 07/25/2047 (1)	3,610,950	3,670,429
Flagship Credit Auto Trust 2014-1
3.34%, 04/15/2020 (1)	94,373	94,590
Flagship Credit Auto Trust 2016-3
3.89%, 11/15/2022 (1)	810,000	814,116
Flagship Credit Auto Trust 2017-1
4.23%, 05/15/2023 (1)	260,000	264,104
Flagship Credit Auto Trust 2018-1
3.86%, 04/15/2024 (1)	1,285,000	1,284,154
Ford Credit Auto Lease Trust 2017-A
1.88%, 04/15/2020	1,005,000	999,137
Ford Credit Auto Owner Trust 2015-A
1.28%, 09/15/2019	3,357	3,352
Ford Credit Auto Owner Trust 2015-B
1.16%, 11/15/2019	5,802	5,787
Ford Credit Auto Owner Trust 2015-C
1.41%, 02/15/2020	777,886	774,972
Ford Credit Auto Owner Trust 2016-B
1.33%, 10/15/2020	1,951,655	1,936,711
Ford Credit Auto Owner Trust 2016-C
1.22%, 03/15/2021	2,890,000	2,845,377
1.73%, 03/15/2022	555,000	540,154
1.93%, 04/15/2023	370,000	361,552
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027 (1)	4,565,000	4,438,334
Ford Credit Auto Owner Trust 2017-B
1.69%, 11/15/2021	4,070,000	3,997,588
Ford Credit Auto Owner Trust 2017-C
2.01%, 03/15/2022	1,505,000	1,486,341
Ford Credit Floorplan Master Owner Trust A
1.55%, 07/15/2021	2,660,000	2,621,843
2.16%, 11/15/2021	385,000	381,392
2.09%, 03/15/2022 (1)	2,255,000	2,224,146
GCAT 2017-2 LLC
3.50%, 04/25/2047 (1)(3)	940,533	934,265
GCAT 2017-4 LLC
3.23%, 05/25/2022 (1)(3)	62,590	62,162
GCAT 2017-5 LLC
3.23%, 06/25/2047 (1)(3)	331,117	329,192
GE Business Loan Trust
1.77%, 11/15/2034	2,555,337	2,507,084
GE Capital Credit Card Master Note Trust
2.21%, 09/15/2022	1,700,000	1,686,282
GM Financial Automobile Leasing Trust 2016-2
1.76%, 03/20/2020	995,000	987,762
2.08%, 03/20/2020	570,000	565,958
2.58%, 03/20/2020	350,000	348,810
GM Financial Automobile Leasing Trust 2017-1
2.06%, 05/20/2020	940,000	934,127
GM Financial Automobile Leasing Trust 2017-3
2.01%, 11/20/2020	1,000,000	989,997
GM Financial Consumer Automobile 2017-1
1.78%, 10/18/2021 (1)	410,000	404,434
2.45%, 07/17/2023 (1)	100,000	98,146
GM Financial Consumer Automobile Receivables Trust 2017-3
2.33%, 03/16/2023 (1)		155,000	151,671
GMF Floorplan Owner Revolving Trust
1.96%, 05/17/2021 (1)		2,035,000	2,018,914
2.41%, 05/17/2021 (1)		145,000	144,278
2.85%, 05/17/2021 (1)		100,000	99,261
2.26%, 08/16/2021 (1)		855,000	848,078
2.46%, 08/16/2021 (1)		855,000	845,201
2.22%, 01/18/2022 (1)		1,500,000	1,484,380
2.58%, 01/18/2022 (1)		670,000	665,855
Grand Avenue Mortgage Loan Trust 2017-RPL1
3.25%, 08/25/2064 (1)		2,872,712	2,839,856
GreatAmerica Leasing Receivables Funding LLC Series 2017-1
1.72%, 04/22/2019 (1)		99,518	99,258
2.06%, 06/22/2020 (1)		150,000	149,085
GreatAmerica Leasing Receivables Funding LLC Series 2018-1
2.35%, 05/15/2020 (1)		530,000	528,412
2.99%, 06/17/2024 (1)		1,685,000	1,676,091
Halcyon Loan Advisors Funding 2014-3 Ltd.
2.84% (3 Month LIBOR USD + 1.100%), 10/22/2025 (1)(2)		1,585,000	1,584,658
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028 (1)		339,173	334,588
2.96%, 12/26/2028 (1)(3)		158,151	155,329
Holland Park CLO 1 Ltd.
0.60% (3 Month EURIBOR + 0.930%), 05/14/2027 (1)(2)	EUR	7,200,000	8,861,331
Home Equity Asset Trust 2006-3
2.07% (1 Month LIBOR USD + 0.200%), 07/25/2036 (2)		$5,696,555	5,690,227
Honda Auto Receivables 2015-2 Owner Trust
1.04%, 02/21/2019		3,915	3,912
Honda Auto Receivables 2015-3 Owner Trust
1.27%, 04/18/2019		304,175	303,758
Honda Auto Receivables 2015-4 Owner Trust
1.23%, 09/23/2019		1,140,872	1,135,236
Honda Auto Receivables 2016-1 Owner Trust
1.22%, 12/18/2019		788,651	784,206
Honda Auto Receivables 2016-3 Owner Trust
1.16%, 05/18/2020		2,460,731	2,440,723
Honda Auto Receivables 2016-4 Owner Trust
1.36%, 01/18/2023		610,000	595,124
Honda Auto Receivables 2017-2 Owner Trust
1.68%, 08/16/2021		2,730,000	2,688,188
Honda Auto Receivables 2017-4 Owner Trust
2.05%, 11/22/2021		9,800,000	9,709,230
Honda Auto Receivables 2018-1 Owner Trust
2.64%, 02/15/2022		5,140,000	5,138,510
House of Europe Funding V Plc
0.00% (3 Month EURIBOR + 0.280%), 11/08/2090 (2)	EUR	3,072,210	3,742,289
HSI Asset Securitization Corp. Trust 2006-OPT1
2.09% (1 Month LIBOR USD + 0.220%), 12/25/2035 (2)		$953,905	952,143
Hyundai Auto Lease Securitization Trust 2015-B
1.66%, 07/15/2019 (1)		356,271	356,150
Hyundai Auto Lease Securitization Trust 2016-B
1.68%, 04/15/2020 (1)		140,000	139,344
Hyundai Auto Lease Securitization Trust 2016-C
1.49%, 02/18/2020 (1)		1,365,000	1,358,753
Hyundai Auto Lease Securitization Trust 2017-A
1.88%, 08/17/2020 (1)		1,140,000	1,133,547
Hyundai Auto Lease Securitization Trust 2017-B
1.97%, 07/15/2020 (1)		2,465,000	2,443,307
Hyundai Auto Lease Securitization Trust 2017-C
2.12%, 02/16/2021 (1)		980,000	970,943
Invitation Homes 2015-SFR1 Trust
5.95% (1 Month LIBOR USD + 4.200%), 03/18/2032 (1)(2)		315,000	315,553
Invitation Homes 2015-SFR3 Trust
5.50% (1 Month LIBOR USD + 3.750%), 08/19/2032 (1)(2)		2,785,000	2,793,601
Invitation Homes 2018-SFR1 Trust
3.81% (1 Month LIBOR USD + 2.000%), 03/19/2037 (1)(2)		445,000	450,703
Jamestown CLO IV Ltd.
2.41% (3 Month LIBOR USD + 0.690%), 07/15/2026 (1)(2)		18,000,000	17,991,972
Jimmy Johns Funding LLC
3.61%, 07/30/2047 (1)		402,975	402,524
KKR CLO 12 Ltd.
2.77% (3 Month LIBOR USD + 1.050%), 07/15/2027 (1)(2)		4,060,000	4,058,498
3.27% (3 Month LIBOR USD + 1.550%), 07/15/2027 (1)(2)		1,625,000	1,623,430
KKR CLO 13 Ltd.
2.87% (3 Month LIBOR USD + 0.800%), 01/16/2028 (1)(2)		2,745,000	2,748,118
Kubota Credit Owner Trust 2015-1
1.79%, 08/16/2021 (1)		500,000	498,608
Kubota Credit Owner Trust 2016-1
1.50%, 07/15/2020 (1)		1,105,000	1,093,252
Madison Park Funding XIV Ltd.
2.86% (3 Month LIBOR USD + 1.120%), 07/20/2026 (1)(2)		2,510,000	2,510,010
Madison Park Funding XVIII Ltd.
2.93% (3 Month LIBOR USD + 1.190%), 10/21/2030 (1)(2)		4,815,000	4,849,374
Magnetite XII Ltd.
3.05% (3 Month LIBOR USD + 1.330%), 04/15/2027 (1)(2)		4,385,000	4,384,627
Magnetite XVI Ltd.
2.98% (3 Month LIBOR USD + 1.200%), 01/18/2028 (1)(2)		2,760,000	2,759,981
Mastr Asset Backed Securities Trust 2004-WMC1
2.65% (1 Month LIBOR USD + 0.780%), 02/25/2034 (2)		2,238,179	2,221,849
Mastr Specialized Loan Trust
2.13% (1 Month LIBOR USD + 0.260%), 02/25/2036 (1)(2)		1,277,647	1,247,335
Merlin Aviation Holdings DAC
4.50%, 12/15/2032 (1)(3)		1,419,039	1,440,727
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
2.11% (1 Month LIBOR USD + 0.240%), 05/25/2037 (2)		3,199,506	2,220,772
MMAF Equipment Finance LLC 2016-A
1.76%, 01/17/2023 (1)		280,000	273,121
MMAF Equipment Finance LLC 2017-A
1.73%, 05/18/2020 (1)		183,779	183,107
2.04%, 02/16/2022 (1)		425,000	419,525
MMAF Equipment Finance LLC 2017-B
2.21%, 10/17/2022 (1)		1,810,000	1,782,930
2.41%, 11/15/2024 (1)		665,000	650,799
MS MTG LN TR 2006-15XS
6.20%, 11/25/2036 (3)(10)		15,750,121	7,812,084
Munda CLO 1 BV
0.57% (6 Month EURIBOR + 0.850%), 12/05/2024 (1)(2)	EUR	20,000,000	24,463,609
MVW Owner Trust 2015-1
2.52%, 12/20/2032 (1)		$829,758	818,668
MVW Owner Trust 2017-1
2.42%, 12/20/2034 (1)		326,303	318,862
2.75%, 12/20/2034 (1)		220,599	215,169
National Collegiate Student Loan Trust 2004-2
2.35% (1 Month LIBOR USD + 0.480%), 12/25/2033 (2)		16,635,265	16,427,572
National Collegiate Student Loan Trust 2005-2
2.14% (1 Month LIBOR USD + 0.270%), 09/25/2029 (2)		7,750,244	7,625,475
National Collegiate Student Loan Trust 2005-3
2.16% (1 Month LIBOR USD + 0.290%), 10/25/2033 (1)(2)		20,471,161	19,479,528
National Collegiate Student Loan Trust 2006-3
2.14% (1 Month LIBOR USD + 0.270%), 03/26/2029 (2)		10,337,935	10,167,935
National Collegiate Student Loan Trust 2006-4
2.13% (1 Month LIBOR USD + 0.260%), 02/25/2029 (2)		9,300,530	9,116,618
National Collegiate Student Loan Trust 2007-1
2.11% (1 Month LIBOR USD + 0.240%), 07/25/2030 (2)		11,204,952	10,938,871
Navient Private Education Loan Trust 2017-A
2.88%, 12/16/2058 (1)		660,000	650,548
3.91%, 12/16/2058 (1)	440,000	425,118
Navient Private Education Refi Loan Trust 2018-A
2.53%, 02/18/2042 (1)	2,340,000	2,333,985
Navient Student Loan Trust 2014-2
2.51% (1 Month LIBOR USD + 0.640%), 03/25/2043 (2)	947,553	944,036
Navient Student Loan Trust 2014-3
2.49% (1 Month LIBOR USD + 0.620%), 03/25/2043 (2)	354,014	352,643
Navient Student Loan Trust 2015-1
2.47% (1 Month LIBOR USD + 0.600%), 04/25/2040 (2)	5,620,000	5,632,509
Navient Student Loan Trust 2016-1
2.57% (1 Month LIBOR USD + 0.700%), 02/25/2070 (1)(2)	8,912,373	8,939,327
Navient Student Loan Trust 2016-2
3.37% (1 Month LIBOR USD + 1.500%), 06/25/2065 (1)(2)	6,200,000	6,470,991
Navient Student Loan Trust 2017-1
3.02% (1 Month LIBOR USD + 1.150%), 07/26/2066 (1)(2)	4,730,000	4,858,491
Navient Student Loan Trust 2017-3
2.92% (1 Month LIBOR USD + 1.050%), 07/26/2066 (1)(2)	5,000,000	5,114,094
Navient Student Loan Trust 2017-5
2.67% (1 Month LIBOR USD + 0.800%), 07/26/2066 (1)(2)	5,666,049	5,701,982
Navient Student Loan Trust 2018-2
2.36% (1 Month LIBOR USD + 0.380%), 03/25/2067 (1)(2)	3,490,000	3,489,958
Nelnet Student Loan Trust 2005-4
1.84% (3 Month LIBOR USD + 0.180%), 03/22/2032 (2)	1,990,000	1,960,215
Nelnet Student Loan Trust 2007-1
2.01% (3 Month LIBOR USD + 0.070%), 05/25/2025 (2)	4,074,528	4,055,583
Nelnet Student Loan Trust 2008-3
3.59% (3 Month LIBOR USD + 1.650%), 11/25/2024 (2)	1,964,083	1,993,799
Nelnet Student Loan Trust 2013-1
2.22% (1 Month LIBOR USD + 0.600%), 06/25/2041 (1)(2)	4,988,948	5,011,063
Nelnet Student Loan Trust 2014-2
2.47% (1 Month LIBOR USD + 0.850%), 07/27/2037 (1)(2)	4,250,000	4,274,237
Nelnet Student Loan Trust 2015-2
2.47% (1 Month LIBOR USD + 0.600%), 09/25/2042 (1)(2)	2,820,316	2,811,046
Nelnet Student Loan Trust 2015-3
2.22% (1 Month LIBOR USD + 0.600%), 02/26/2046 (1)(2)	4,258,628	4,269,969
NEUB 2015-19A A2R2
0.00%, 04/15/2027 (11)	3,010,000	3,010,000
Neuberger Berman CLO XIX Ltd.
2.77% (3 Month LIBOR USD + 1.050%), 07/15/2027 (1)(2)	500,000	500,000
New Century Home Equity Loan Trust 2005-1
2.55% (1 Month LIBOR USD + 0.675%), 03/25/2035 (2)	6,000,000	5,993,936
New Century Home Equity Loan Trust 2005-3
2.61% (1 Month LIBOR USD + 0.735%), 07/25/2035 (2)	739,099	740,411
2.64% (1 Month LIBOR USD + 0.765%), 07/25/2035 (2)	6,570,000	6,572,499
Nissan Auto Lease Trust 2017-A
1.91%, 04/15/2020	1,760,000	1,744,043
Nissan Auto Receivables 2015-A Owner Trust
1.05%, 10/15/2019	4,045	4,035
Nissan Auto Receivables 2015-B Owner Trust
1.34%, 03/16/2020	1,550,319	1,542,678
Nissan Auto Receivables 2015-C Owner Trust
1.37%, 05/15/2020	64,148	63,758
Nissan Auto Receivables 2016-B Owner Trust
1.05%, 04/15/2019	2,363	2,363
Nissan Auto Receivables 2016-C Owner Trust
1.18%, 01/15/2021	2,000,000	1,975,656
Nissan Auto Receivables 2017-A Owner Trust
1.47%, 01/15/2020	3,014,925	3,002,178
Nissan Auto Receivables 2018-A Owner Trust
2.65%, 05/16/2022	3,250,000	3,246,402
Nissan Master Owner Trust Receivables
1.54%, 06/15/2021	1,465,000	1,445,653
2.21% (1 Month LIBOR USD + 0.430%), 04/18/2022 (2)	4,520,000	4,539,407
2.10% (1 Month LIBOR USD + 0.320%), 10/17/2022 (2)		1,890,000	1,890,378
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1
2.28% (1 Month LIBOR USD + 0.410%), 02/25/2036 (2)		6,447,569	6,460,176
NovaStar Mortgage Funding Trust Series 2005-2
2.52% (1 Month LIBOR USD + 0.645%), 10/25/2035 (2)		288,099	288,227
NYMT Residential 2016-RP1
4.00%, 03/25/2021 (1)(3)		63,817	63,753
Oak Hill Advisors Residential Loan Trust 2017-NPL2
3.00%, 07/25/2057 (1)(3)		1,858,790	1,843,539
Oak Hill Advisors Residential Loan Trust 2017-NPLA
3.00%, 06/25/2057 (1)(3)		503,094	500,145
Octagon Investment Partners XXI Ltd.
3.18% (3 Month LIBOR USD + 1.350%), 11/16/2026 (1)(2)		4,700,000	4,700,324
OneMain Financial Issuance Trust 2014-2
5.31%, 09/18/2024 (1)		2,685,000	2,695,405
OneMain Financial Issuance Trust 2015-2
2.57%, 07/18/2025 (1)		378,645	378,132
3.10%, 07/18/2025 (1)		1,280,000	1,280,170
5.64%, 07/18/2025 (1)		1,915,000	1,944,853
OneMain Financial Issuance Trust 2015-3
4.16%, 11/18/2028 (1)		710,000	723,019
OneMain Financial Issuance Trust 2016-1
4.57%, 02/20/2029 (1)		1,125,000	1,150,475
OneMain Financial Issuance Trust 2016-2
5.94%, 03/20/2028 (1)		1,440,000	1,460,653
OneMain Financial Issuance Trust 2017-1
3.35%, 09/14/2032 (1)		1,645,000	1,613,835
Onemain Financial Issuance Trust 2018-1
4.08%, 03/14/2029 (1)		1,220,000	1,223,169
Option One Mortgage Loan Trust 2005-2
2.53% (1 Month LIBOR USD + 0.660%), 05/25/2035 (2)		952,228	954,877
Option One Mortgage Loan Trust 2005-3
2.58% (1 Month LIBOR USD + 0.705%), 08/25/2035 (2)		901,999	902,591
Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4
2.31% (1 Month LIBOR USD + 0.440%), 11/25/2035 (2)		5,089,832	5,084,480
Option One Mortgage Loan Trust 2006-1
2.09% (1 Month LIBOR USD + 0.220%), 01/25/2036 (2)		10,680,400	10,577,119
Option One Mortgage Loan Trust 2006-3
2.01% (1 Month LIBOR USD + 0.140%), 02/25/2037 (2)		24,286,274	18,271,094
OSAT 2016-NPL1 Trust
3.75%, 07/25/2056 (1)(3)		2,021,434	2,028,609
OSCAR US Funding Trust V
2.73%, 12/15/2020 (1)		640,000	637,064
2.99%, 12/15/2023 (1)		540,000	532,892
OZLM VIII Ltd.
2.86% (3 Month LIBOR USD + 1.130%), 10/17/2026 (1)(2)		1,445,000	1,444,509
3.33% (3 Month LIBOR USD + 1.600%), 10/17/2026 (1)(2)		1,100,000	1,098,981
Penta CLO 1 SA
1.08% (6 Month EURIBOR + 1.350%), 06/04/2024 (1)(2)	EUR	2,000,000	2,422,522
Progress Residential 2015-SFR3 Trust
4.67%, 11/15/2032 (1)		$505,000	516,041
RASC Series 2005-KS10 Trust
2.31% (1 Month LIBOR USD + 0.440%), 11/25/2035 (2)		8,930,000	8,898,527
RASC Series 2006-KS9 Trust
2.03% (1 Month LIBOR USD + 0.160%), 09/25/2036 (2)		8,239,582	7,783,690
RCO Mortgage LLC 2017-1
3.38%, 08/25/2022 (1)(3)		2,821,499	2,810,300
Santander Drive Auto Receivables Trust 2013-5
3.73%, 03/15/2021 (1)		1,362,000	1,364,878
Santander Drive Auto Receivables Trust 2014-3
2.65%, 08/17/2020		245,000	245,104
3.49%, 09/15/2021 (1)	985,000	991,408
Santander Drive Auto Receivables Trust 2015-4
3.53%, 08/16/2021	937,000	948,432
Santander Drive Auto Receivables Trust 2015-5
3.65%, 12/15/2021	275,000	277,604
Santander Drive Auto Receivables Trust 2016-3
2.46%, 03/15/2022	155,000	154,043
Santander Drive Auto Receivables Trust 2017-1
1.49%, 02/18/2020	198,658	198,426
2.10%, 06/15/2021	260,000	258,804
2.58%, 05/16/2022	305,000	302,964
Santander Drive Auto Receivables Trust 2017-3
2.19%, 03/15/2022	1,100,000	1,088,943
Santander Drive Auto Receivables Trust 2018-1
2.96%, 03/15/2024	800,000	796,070
Santander Retail Auto Lease Trust 2017-A
2.22%, 01/20/2021 (1)	880,000	870,989
2.96%, 11/21/2022 (1)	1,000,000	988,778
Securitized Asset Backed Receivables LLC Trust 2006-CB5
2.01% (1 Month LIBOR USD + 0.140%), 06/25/2036 (2)	6,247,181	4,846,101
Shenton Aircraft Investment I Ltd.
4.75%, 10/15/2042 (1)	738,276	759,712
Sierra Receivables Funding Co. LLC
2.91%, 03/20/2034 (1)	262,826	260,027
Sierra Timeshare 2015-2 Receivables Funding LLC
2.43%, 06/20/2032 (1)	378,373	374,869
Sierra Timeshare 2016-2 Receivables Funding LLC
2.33%, 07/20/2033 (1)	378,419	374,011
S-Jets 2017-1 Ltd.
3.97%, 08/15/2042 (1)	8,967,167	8,974,956
SLC Student Loan Trust 2005-2
2.28% (3 Month LIBOR USD + 0.160%), 12/15/2039 (2)	4,900,000	4,689,256
SLC Student Loan Trust 2005-3
2.27% (3 Month LIBOR USD + 0.150%), 12/15/2039 (2)	5,000,000	4,768,247
SLM Private Credit Student Loan Trust 2003-B
4.04% (28 Day Auction Rate + 0.000%), 03/15/2033 (2)	4,350,000	4,320,440
SLM Student Loan Trust 2003-10
2.59% (3 Month LIBOR USD + 0.550%), 12/15/2027 (1)(2)	4,913,306	4,949,876
SLM Student Loan Trust 2004-3
2.30% (3 Month LIBOR USD + 0.550%), 10/25/2064 (1)(2)	6,300,000	6,245,346
SLM Student Loan Trust 2006-2
1.92% (3 Month LIBOR USD + 0.170%), 01/25/2041 (2)	4,340,000	4,228,041
SLM Student Loan Trust 2007-2
1.92% (3 Month LIBOR USD + 0.170%), 07/25/2025 (2)	6,950,000	6,412,898
SLM Student Loan Trust 2007-3
1.81% (3 Month LIBOR USD + 0.060%), 01/25/2022 (2)	4,150,000	4,049,074
SLM Student Loan Trust 2007-6
2.13% (3 Month LIBOR USD + 0.380%), 10/25/2024 (2)	2,675,463	2,675,464
SLM Student Loan Trust 2008-2
2.50% (3 Month LIBOR USD + 0.750%), 04/25/2023 (2)	11,345,402	11,304,843
SLM Student Loan Trust 2008-4
3.40% (3 Month LIBOR USD + 1.650%), 07/25/2022 (2)	1,198,834	1,226,397
SLM Student Loan Trust 2008-5
3.45% (3 Month LIBOR USD + 1.700%), 07/25/2023 (2)	10,891,462	11,175,921
3.60% (3 Month LIBOR USD + 1.850%), 07/25/2073 (2)	7,350,000	7,611,368
SLM Student Loan Trust 2008-9
3.25% (3 Month LIBOR USD + 1.500%), 04/25/2023 (2)	7,925,188	8,088,251
SLM Student Loan Trust 2009-3
2.62% (1 Month LIBOR USD + 0.750%), 01/25/2045 (1)(2)	2,572,315	2,563,139
SLM Student Loan Trust 2012-1
2.82% (1 Month LIBOR USD + 0.950%), 09/25/2028 (2)	7,434,073	7,471,500
SLM Student Loan Trust 2012-3
2.52% (1 Month LIBOR USD + 0.650%), 12/26/2025 (2)	1,340,990	1,348,082
SLM Student Loan Trust 2012-7
2.52% (1 Month LIBOR USD + 0.650%), 05/26/2026 (2)	6,434,237	6,385,625
3.67% (1 Month LIBOR USD + 1.800%), 09/25/2043 (2)	2,220,000	2,217,234
SLM Student Loan Trust 2013-2
2.32% (1 Month LIBOR USD + 0.450%), 09/25/2026 (2)	2,572,965	2,581,360
SLM Student Loan Trust 2014-1
2.47% (1 Month LIBOR USD + 0.600%), 02/26/2029 (2)	4,151,577	4,132,710
SMART ABS Series 2016-2US Trust
1.71%, 03/15/2021	3,075,000	3,028,586
2.05%, 12/14/2022	2,370,000	2,306,868
SMB Private Education Loan Trust 2014-A
3.05%, 05/15/2026 (1)	519,129	518,889
SMB Private Education Loan Trust 2015-B
2.98%, 07/15/2027 (1)	307,971	306,305
3.53% (1 Month LIBOR USD + 1.750%), 05/17/2032 (1)(2)	1,685,000	1,766,652
SMB Private Education Loan Trust 2015-C
2.75%, 07/15/2027 (1)	472,286	469,212
3.50%, 09/15/2043 (1)	735,000	730,692
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031 (1)	515,812	508,166
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032 (1)	2,850,000	2,778,349
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034 (1)	785,000	761,319
SMB Private Education Loan Trust 2017-A
2.88%, 09/15/2034 (1)	1,960,000	1,928,337
SoFi Consumer Loan Program 2017-3 LLC
2.77%, 05/26/2026 (1)	9,629,007	9,562,563
SoFi Consumer Loan Program 2017-4 LLC
2.50%, 06/25/2026 (1)	11,291,021	11,159,598
SoFi Consumer Loan Program 2017-6 LLC
3.52%, 11/25/2026 (1)	1,765,000	1,745,178
SoFi Professional Loan Program 2015-B LLC
3.52%, 03/25/2036 (1)	657,120	651,008
SoFi Professional Loan Program 2015-C LLC
3.58%, 08/25/2036 (1)	721,348	716,191
SoFi Professional Loan Program 2015-d LLC
3.59%, 10/26/2037 (1)	1,449,680	1,442,918
SoFi Professional Loan Program 2016-B LLC
3.80%, 04/25/2037 (1)	195,000	193,793
SoFi Professional Loan Program 2016-C LLC
3.35%, 05/25/2037 (1)(3)	310,000	300,367
SoFi Professional Loan Program 2016-D LLC
3.23%, 01/25/2039 (1)(3)	490,000	468,087
SoFi Professional Loan Program 2016-E LLC
3.44%, 07/25/2040 (1)(3)	1,600,000	1,558,965
SoFi Professional Loan Program 2017-A LLC
4.43%, 03/26/2040 (1)(3)	165,000	164,819
SoFi Professional Loan Program 2017-C LLC
2.47% (1 Month LIBOR USD + 0.600%), 07/25/2040 (1)(2)	8,316,020	8,338,729
SoFi Professional Loan Program 2017-E LLC
4.16%, 11/26/2040 (1)	695,000	686,250
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041 (1)	1,405,000	1,396,590
SpringCastle America Funding LLC
3.05%, 11/25/2023 (1)	3,467,231	3,462,656
Springleaf Funding Trust 2016-A
2.90%, 11/15/2029 (1)	845,000	841,286
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030 (1)	7,900,000	7,776,467
3.86%, 07/15/2030 (1)	1,270,000	1,267,876
Sprite 2017-1 Ltd.
4.25%, 12/15/2037 (1)	1,387,832	1,382,850
Structured Asset Securities Corp. Mortgage Loan Trust 2006-EQ1
2.18% (1 Month LIBOR USD + 0.310%), 07/25/2036 (1)(2)	1,655,000	1,588,078
Structured Asset Securities Corp. Mortgage Loan Trust 2007-WF2
2.87% (1 Month LIBOR USD + 1.000%), 08/25/2037 (2)	901,878	905,973
Synchrony Credit Card Master Note Trust
1.94%, 09/15/2021	1,315,000	1,310,625
2.37%, 03/15/2023	2,215,000	2,198,278
2.64%, 03/15/2023	1,085,000	1,074,658
2.56%, 06/15/2023	1,205,000	1,184,968
2.62%, 09/15/2023	650,000	640,776
3.36%, 03/15/2024	2,835,000	2,838,106
THL Credit Wind River 2014-3 CLO Ltd.
2.84% (3 Month LIBOR USD + 1.100%), 01/22/2027 (1)(2)	6,290,000	6,288,824
Tidewater Sales Finance Master Trust Series 2017-A
4.55%, 05/15/2021 (1)(11)	2,055,000	2,055,734
Towd Point Mortgage Trust 2015-4
3.75%, 04/25/2055 (1)(3)	960,000	973,568
Towd Point Mortgage Trust 2016-4
3.25%, 07/25/2056 (1)(3)	910,000	900,426
Towd Point Mortgage Trust 2017-1
2.75%, 10/25/2056 (1)(3)	635,872	628,813
3.75%, 10/25/2056 (1)(3)	6,315,000	6,392,720
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057 (1)(3)	312,269	309,998
Towd Point Mortgage Trust 2017-3
2.75%, 06/25/2057 (1)(3)	1,771,732	1,755,445
Towd Point Mortgage Trust 2017-4
2.75%, 06/25/2057 (1)(3)	1,737,487	1,712,499
Towd Point Mortgage Trust 2017-5
2.47% (1 Month LIBOR USD + 0.600%), 02/26/2057 (1)(2)	1,148,579	1,152,706
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057 (1)(3)	2,070,104	2,040,190
Toyota Auto Receivables 2015-A Owner Trust
1.12%, 02/15/2019	1,754	1,754
Toyota Auto Receivables 2015-B Owner Trust
1.27%, 05/15/2019	199,125	198,804
Toyota Auto Receivables 2017-A Owner Trust
1.42%, 09/16/2019	845,815	843,457
Toyota Auto Receivables 2017-B Owner Trust
1.76%, 07/15/2021	3,620,000	3,574,692
Toyota Auto Receivables 2017-C Owner Trust
1.78%, 11/15/2021	4,600,000	4,527,287
Toyota Auto Receivables 2018-A Owner Trust
2.35%, 05/16/2022	2,925,000	2,904,665
U.S. Residential Opportunity Fund IV Trust 2017-2
3.35%, 11/27/2037 (1)(3)	20,191,259	20,139,297
Verizon Owner Trust 2016-2
1.68%, 05/20/2021 (1)	2,305,000	2,279,009
2.15%, 05/20/2021 (1)	1,565,000	1,543,141
2.36%, 05/20/2021 (1)	1,245,000	1,229,141
Verizon Owner Trust 2017-1
2.06%, 09/20/2021 (1)	1,865,000	1,846,676
2.45%, 09/20/2021 (1)	540,000	534,290
2.65%, 09/20/2021 (1)	725,000	717,826
Verizon Owner Trust 2017-2
2.22%, 12/20/2021 (1)	735,000	723,069
Verizon Owner Trust 2017-3
2.53%, 04/20/2022 (1)	1,360,000	1,337,838
Verizon Owner Trust 2018-1
3.20%, 09/20/2022 (1)	1,105,000	1,105,942
VOLT LIV LLC
3.50%, 02/25/2047 (1)(3)	310,069	309,373
VOLT LIX LLC
3.25%, 05/28/2047 (1)(3)	10,194,364	10,146,985
VOLT LV LLC
3.50%, 03/25/2047 (1)(3)	725,856	724,535
VOLT LVI LLC
3.50%, 03/25/2047 (1)(3)	2,438,348	2,438,741
VOLT LVII LLC
3.38%, 04/25/2047 (1)(3)	694,436	692,983
VOLT LVIII LLC
3.38%, 05/28/2047 (1)(3)	13,121,697	13,099,726
VOLT LX LLC
3.25%, 06/25/2047 (1)(3)	9,720,111	9,678,775
VOLT LXI LLC
3.13%, 06/25/2047 (1)(3)	10,786,402	10,730,851
VOLT LXIII LLC
3.00%, 10/25/2047 (1)(3)	959,390	950,426
VOLT XXXVIII LLC
3.88%, 09/25/2045 (1)(3)	562,547	566,594
Volvo Financial Equipment LLC Series 2016-1
1.67%, 02/18/2020 (1)	314,567	313,430
Volvo Financial Equipment Master Owner Trust 2017-A
2.28% (1 Month LIBOR USD + 0.500%), 11/15/2022 (1)(2)	475,000	477,449
Voya CLO 2014-3 Ltd.
2.47% (3 Month LIBOR USD + 0.720%), 07/25/2026 (1)(2)	1,500,000	1,499,451
Voya CLO 2016-1 Ltd.
3.02% (3 Month LIBOR USD + 1.300%), 01/20/2031 (1)(2)	3,205,000	3,201,773
WAVE 2017-1 Trust
3.84%, 11/15/2042 (1)	2,728,320	2,718,408
Wendy's Funding LLC
3.57%, 03/15/2048 (1)	703,238	694,686
Westlake Automobile Receivables Trust 2016-1
3.29%, 09/15/2021 (1)	800,000	801,792
Westlake Automobile Receivables Trust 2016-2
2.83%, 05/17/2021 (1)	1,050,000	1,050,570
Wheels SPV 2 LLC
1.27%, 04/22/2024 (1)	37,287	37,261
1.87%, 05/20/2025 (1)	910,000	899,840
World Omni Automobile Lease Securitization Trust 2016-A
1.45%, 08/15/2019	2,180,000	2,165,627
Total Asset-Backed Obligations (Cost $1,219,557,808)		$1,224,038,175
Corporate Bonds - 35.34%
Basic Materials - 1.09%
Anglo American Capital Plc
4.50%, 03/15/2028 (1)	$9,295,000	$9,272,691
Arconic, Inc.
6.15%, 08/15/2020	2,730,000	2,859,675
Axalta Coating Systems LLC
4.88%, 08/15/2024 (1)	1,230,000	1,234,613
Boyne USA, Inc.
7.25%, 05/01/2025 (1)	5,000	5,131
Celulosa Arauco y Constitucion SA
3.88%, 11/02/2027 (1)	1,260,000	1,212,120
5.50%, 11/02/2047 (1)	2,320,000	2,365,240
CF Industries, Inc.
4.50%, 12/01/2026 (1)	3,155,000	3,199,461
Cleveland-Cliffs, Inc.
4.88%, 01/15/2024 (1)	150,000	145,500
CNAC HK Finbridge Co. Ltd.
4.63%, 03/14/2023	4,045,000	4,063,745
Corp. Nacional del Cobre de Chile
3.63%, 08/01/2027 (1)	685,000	665,334
CVR Partners LP / CVR Nitrogen Finance Corp.
9.25%, 06/15/2023 (1)	880,000	936,936
DCP Midstream Operating LP
8.13%, 08/16/2030		205,000	249,075
6.75%, 09/15/2037 (1)		910,000	1,001,000
Equate Petrochemical BV
3.00%, 03/03/2022		690,000	665,850
4.25%, 11/03/2026		3,210,000	3,184,917
Fibria Overseas Finance Ltd.
4.00%, 01/14/2025		2,290,000	2,209,850
First Quantum Minerals Ltd.
6.50%, 03/01/2024 (1)		200,000	189,500
6.88%, 03/01/2026 (1)		200,000	190,000
FMG Resources August 2006 Pty Ltd.
5.13%, 03/15/2023 (1)		760,000	754,794
Freeport-McMoRan, Inc.
4.55%, 11/14/2024		1,225,000	1,203,563
5.40%, 11/14/2034		1,750,000	1,663,007
Georgia-Pacific LLC
2.54%, 11/15/2019 (1)		7,000,000	6,956,895
Gerdau Trade, Inc.
4.88%, 10/24/2027 (1)		1,525,000	1,503,269
Glencore Funding LLC
4.00%, 04/16/2025 (1)		4,450,000	4,363,145
3.88%, 10/27/2027 (1)		2,025,000	1,920,834
Goldcorp, Inc.
3.70%, 03/15/2023		3,270,000	3,250,699
Hunt Cos, Inc.
6.25%, 02/15/2026 (1)		82,000	79,160
Methanex Corp.
4.25%, 12/01/2024		575,000	567,635
Mexichem SAB de CV
4.00%, 10/04/2027 (1)		1,255,000	1,192,250
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023		2,796,000	2,880,890
Shelf Drilling Holdings Ltd.
8.25%, 02/15/2025 (1)		176,000	176,440
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.
6.38%, 05/01/2022 (1)		13,640,000	14,032,150
Solvay Finance America LLC
4.45%, 12/03/2025 (1)		7,010,000	7,260,869
Steel Dynamics, Inc.
5.00%, 12/15/2026		277,000	277,000
Tronox, Inc.
6.50%, 04/15/2026 (1)		230,000	230,000
Vale Overseas Ltd.
6.88%, 11/10/2039		1,160,000	1,374,600
Vale SA
5.63%, 09/11/2042		2,700,000	2,849,850
Valvoline, Inc.
5.50%, 07/15/2024		1,209,000	1,240,736
Westlake Chemical Corp.
3.60%, 08/15/2026		3,920,000	3,783,167
			91,211,591
Communications - 3.92%
21st Century Fox America, Inc.
3.70%, 09/15/2024		2,500,000	2,518,533
Alibaba Group Holding Ltd.
3.13%, 11/28/2021		875,000	872,849
3.60%, 11/28/2024		6,125,000	6,075,006
3.40%, 12/06/2027		2,360,000	2,238,297
Altice Finco SA
7.63%, 02/15/2025 (1)		650,000	641,063
Altice France SA/France
5.38%, 05/15/2022	EUR	5,450,000	6,822,106
6.00%, 05/15/2022 (1)		$200,000	195,500
7.38%, 05/01/2026 (1)		1,400,000	1,333,500
Altice Luxembourg SA
7.25%, 05/15/2022	EUR	7,400,000	8,832,179
7.75%, 05/15/2022 (1)		$1,050,000	973,875
Altice US Finance I Corp.
5.38%, 07/15/2023 (1)		1,300,000	1,316,900
5.50%, 05/15/2026 (1)		1,200,000	1,170,000
Amazon.com, Inc.
3.15%, 08/22/2027 (1)		3,525,000	3,398,687
3.88%, 08/22/2037 (1)		2,700,000	2,680,308
4.05%, 08/22/2047 (1)		6,220,000	6,174,327
America Movil SAB de CV
6.45%, 12/05/2022	MXN	96,080,000	4,882,006
AT&T, Inc.
2.67% (3 Month LIBOR USD + 0.950%), 07/15/2021 (2)		$2,302,000	2,326,363
3.00%, 06/30/2022		2,925,000	2,871,600
3.40%, 05/15/2025		5,835,000	5,619,230
4.13%, 02/17/2026		2,485,000	2,489,606
4.25%, 03/01/2027		3,127,000	3,159,040
5.25%, 03/01/2037		7,530,000	7,955,268
4.80%, 06/15/2044		1,800,000	1,754,062
4.35%, 06/15/2045		910,000	830,175
4.75%, 05/15/2046		2,060,000	1,997,387
5.15%, 11/15/2046 (1)		3,055,000	3,117,106
4.50%, 03/09/2048		9,305,000	8,589,324
Baidu, Inc.
2.88%, 07/06/2022		5,105,000	4,950,186
Booking Holdings, Inc.
3.65%, 03/15/2025		2,368,000	2,348,954
3.60%, 06/01/2026		8,111,000	7,963,412
3.55%, 03/15/2028		1,505,000	1,455,269
Broadcom Corp. / Broadcom Cayman Finance Ltd.
2.38%, 01/15/2020		7,800,000	7,690,367
3.00%, 01/15/2022		2,750,000	2,697,693
3.63%, 01/15/2024		5,285,000	5,196,947
3.13%, 01/15/2025		1,155,000	1,091,239
3.88%, 01/15/2027		4,952,000	4,811,694
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026 (1)		4,835,000	4,732,256
5.13%, 05/01/2027 (1)		243,000	230,704
5.00%, 02/01/2028 (1)		2,486,000	2,330,625
Cequel Communications Holdings I LLC / Cequel Capital Corp.
7.75%, 07/15/2025 (1)		1,175,000	1,242,563
7.50%, 04/01/2028 (1)		430,000	439,675
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025		6,495,000	6,633,837
6.48%, 10/23/2045		1,000,000	1,096,068
Cisco Systems, Inc.
1.60%, 02/28/2019		4,588,000	4,554,541
1.40%, 09/20/2019		2,692,000	2,648,742
Comcast Corp.
3.30%, 02/01/2027		2,195,000	2,123,341
3.20%, 07/15/2036		305,000	269,107
3.90%, 03/01/2038		2,235,000	2,169,545
3.97%, 11/01/2047		1,965,000	1,859,629
Cox Communications, Inc.
3.15%, 08/15/2024 (1)		3,400,000	3,259,228
3.35%, 09/15/2026 (1)		4,225,000	4,020,213
4.80%, 02/01/2035 (1)		2,300,000	2,254,168
4.70%, 12/15/2042 (1)		810,000	759,793
4.50%, 06/30/2043 (1)		950,000	861,305
Crown Castle Towers LLC
3.66%, 05/15/2025 (1)		1,300,000	1,290,562
CSC Holdings LLC
8.63%, 02/15/2019		625,000	651,981
10.88%, 10/15/2025 (1)		1,517,000	1,782,460
5.50%, 04/15/2027 (1)		2,300,000	2,202,250
5.38%, 02/01/2028 (1)		1,400,000	1,322,426
Discovery Communications LLC
2.95%, 03/20/2023		100,000	96,329
2.50%, 09/20/2024	GBP	100,000	137,607
3.95%, 03/20/2028		$2,946,000	2,825,819
5.00%, 09/20/2037		1,270,000	1,263,983
DISH DBS Corp.
7.88%, 09/01/2019		6,060,000	6,347,850
6.75%, 06/01/2021		200,000	202,000
5.88%, 07/15/2022		200,000	191,000
DISH Network Corp.
3.38%, 08/15/2026		60,000	57,792
Expedia Group, Inc.
5.00%, 02/15/2026		5,270,000	5,434,450
3.80%, 02/15/2028		8,040,000	7,467,083
Finisar Corp.
0.50%, 12/15/2036		2,385,000	2,142,705
Frontier Communications Corp.
8.50%, 04/01/2026 (1)		300,000	291,000
iHeartCommunications, Inc.
9.00%, 12/15/2019 (10)		192,000	151,440
9.00%, 03/01/2021 (10)		98,000	76,869
9.00%, 09/15/2022 (10)		7,025,000	5,514,625
10.63%, 03/15/2023 (10)		48,000	37,560
Intelsat Jackson Holdings SA
7.25%, 10/15/2020		4,615,000	4,268,875
9.50%, 09/30/2022 (1)		915,000	1,043,100
9.75%, 07/15/2025 (1)		1,722,000	1,607,918
Interpublic Group of Cos, Inc.
4.00%, 03/15/2022		545,000	552,838
4.20%, 04/15/2024		4,993,000	5,086,883
Level 3 Financing, Inc.
5.13%, 05/01/2023		325,000	318,906
5.38%, 01/15/2024		303,000	295,237
5.25%, 03/15/2026		250,000	235,625
Liberty Media Corp.
2.25%, 09/30/2046		345,000	359,029
Meredith Corp.
6.88%, 02/01/2026 (1)		158,000	162,148
Netflix, Inc.
4.88%, 04/15/2028 (1)		95,000	91,352
Nokia OYJ
3.38%, 06/12/2022		280,000	269,864
4.38%, 06/12/2027		465,000	436,519
Omnicom Group, Inc.
3.65%, 11/01/2024		1,600,000	1,588,521
Proven Honour Capital Ltd.
4.13%, 05/19/2025		510,000	499,122
Scripps Networks Interactive, Inc.
2.75%, 11/15/2019		2,355,000	2,338,145
SES GLOBAL Americas Holdings GP
2.50%, 03/25/2019 (1)		500,000	496,810
Sirius XM Radio, Inc.
3.88%, 08/01/2022 (1)		1,178,000	1,130,880
Sky Plc
3.75%, 09/16/2024 (1)		280,000	284,376
SoftBank Group Corp.
4.50%, 04/15/2020 (1)		1,275,000	1,300,245
Sprint Capital Co.
6.90%, 05/01/2019		795,000	818,850
Sprint Communications, Inc.
9.00%, 11/15/2018 (1)		2,092,000	2,157,375
7.00%, 08/15/2020		8,725,000	9,074,000
Sprint Corp.
7.25%, 09/15/2021		2,138,000	2,210,157
7.88%, 09/15/2023		1,475,000	1,506,344
7.63%, 03/01/2026		935,000	912,794
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%, 03/20/2023 (1)		5,317,375	5,284,141
4.74%, 03/20/2025 (1)		6,335,000	6,366,675
5.15%, 09/20/2029 (1)		1,200,000	1,206,000
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028 (1)		400,000	382,500
Tencent Holdings Ltd.
3.80%, 02/11/2025		5,315,000	5,327,423
3.60%, 01/19/2028 (1)		500,000	478,552
3.93%, 01/19/2038 (1)		2,160,000	2,048,605
Time Warner Cable LLC
6.55%, 05/01/2037		1,100,000	1,235,182
7.30%, 07/01/2038		885,000	1,058,273
6.75%, 06/15/2039		930,000	1,057,372
5.88%, 11/15/2040		2,000,000	2,085,969
5.50%, 09/01/2041		1,250,000	1,240,118
4.50%, 09/15/2042		4,325,000	3,740,102
Time Warner, Inc.
3.80%, 02/15/2027		3,530,000	3,410,693
T-Mobile USA, Inc.
6.63%, 04/01/2023		2,723,000	2,813,213
4.50%, 02/01/2026		658,000	631,680
4.75%, 02/01/2028		1,128,000	1,084,290
United Group BV
4.38%, 07/01/2022 (1)	EUR	200,000	250,359
4.88%, 07/01/2024 (1)		200,000	249,496
UPCB Finance VII Ltd.
3.63%, 06/15/2029		490,000	584,502
Verizon Communications, Inc.
3.50%, 11/01/2024		$2,000,000	1,978,872
3.38%, 02/15/2025		5,175,000	5,083,883
4.50%, 08/10/2033		3,470,000	3,509,366
4.27%, 01/15/2036		7,520,000	7,188,879
5.25%, 03/16/2037		4,680,000	5,038,628
2.88%, 01/15/2038	EUR	130,000	159,636
4.86%, 08/21/2046		$3,740,000	3,767,898
Viacom, Inc.
4.38%, 03/15/2043		5,215,000	4,665,745
Virgin Media Secured Finance Plc
5.25%, 01/15/2026 (1)		800,000	770,000
Wind Tre SpA
2.63%, 01/20/2023 (1)	EUR	600,000	665,325
2.75% (3 Month EURIBOR + 2.750%), 01/20/2024 (1)(2)		500,000	568,216
3.13%, 01/20/2025		200,000	216,867
5.00%, 01/20/2026 (1)		$200,000	169,424
WPP Finance 2010
4.75%, 11/21/2021		2,620,000	2,732,666
Zayo Group LLC / Zayo Capital, Inc.
5.75%, 01/15/2027 (1)		809,000	789,786
Ziggo Secured Finance BV
5.50%, 01/15/2027 (1)		2,365,000	2,222,414
			329,121,852
Consumer Discretionary - 0.06%
Ctrip.com International Ltd.
1.25%, 09/15/2022	1,925,000	1,999,671
DISH Network Corp.
2.38%, 03/15/2024	3,130,000	2,767,831
		4,767,502
Consumer, Cyclical - 2.74%
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 11/15/2026 (1)	1,234,065	1,244,678
Air Canada 2013-1 Class B Pass Through Trust
5.38%, 11/15/2022 (1)	294,397	303,229
Air Canada 2015-2 Class B Pass Through Trust
5.00%, 06/15/2025 (1)	2,111,294	2,169,355
Air Canada 2017-1 Class A Pass Through Trust
3.55%, 07/15/2031 (1)	1,625,000	1,602,600
Air Canada 2017-1 Class B Pass Through Trust
3.70%, 07/15/2031 (1)(11)	72,000	70,502
Alimentation Couche-Tard, Inc.
3.55%, 07/26/2027 (1)	3,000,000	2,879,461
America West Airlines 2001-1 Pass Through Trust
7.10%, 10/02/2022	1,518,188	1,625,372
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 01/15/2027	1,860,558	1,864,465
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 04/01/2028	1,827,542	1,804,697
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 11/01/2028	5,658,539	5,524,149
American Airlines 2015-1 Class B Pass Through Trust
3.70%, 05/01/2023	2,444,102	2,401,330
American Airlines 2016-1 Class AA Pass Through Trust
3.58%, 07/15/2029	566,159	559,784
American Airlines 2016-1 Class B Pass Through Trust
5.25%, 07/15/2025	2,458,848	2,544,907
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 12/15/2029	1,375,548	1,348,821
American Airlines 2016-2 Class B Pass Through Trust
4.38%, 12/15/2025 (1)	4,422,600	4,422,600
American Airlines 2016-3 Class B Pass Through Trust
3.75%, 04/15/2027	3,545,000	3,460,629
American Airlines 2017-1 Class B Pass Through Trust
4.95%, 08/15/2026	1,106,494	1,136,922
American Airlines 2017-2 Class AA Pass Through Trust
3.35%, 04/15/2031	820,000	795,832
AutoNation, Inc.
3.35%, 01/15/2021	770,000	769,152
British Airways 2018-1 Class A Pass Through Trust
4.13%, 09/20/2031 (1)	5,170,000	5,195,850
Caesars Entertainment Corp.
5.00%, 10/01/2024	1,634,430	2,849,016
Caesars Resort Collection LLC / CRC Finco, Inc.
5.25%, 10/15/2025 (1)	1,090,000	1,044,961
Choice Hotels International, Inc.
5.75%, 07/01/2022	3,000,000	3,202,500
Cintas Corp. No 2
4.30%, 06/01/2021	165,000	171,136
Continental Airlines 2000-1 Class A-1 Pass Through Trust
8.05%, 05/01/2022	385,057	411,049
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 10/19/2023	4,452,428	4,765,033
Continental Airlines 2009-2 Class A Pass Through Trust
7.25%, 05/10/2021	945,144	997,694
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 10/11/2025	1,012,070	1,023,001
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 04/29/2026	1,830,113	1,862,140
Cumberland Farms, Inc.
6.75%, 05/01/2025 (1)	767,000	797,680
CVS Health Corp.
2.25%, 08/12/2019	2,800,000	2,771,772
4.75%, 12/01/2022 (1)	56,000	58,638
3.70%, 03/09/2023	7,245,000	7,267,256
4.00%, 12/05/2023	5,000,000	5,063,669
4.10%, 03/25/2025	7,575,000	7,622,106
5.13%, 07/20/2045	200,000	213,218
5.05%, 03/25/2048	5,000,000	5,248,293
CVS Pass-Through Trust
5.77%, 01/10/2033	2,638,734	2,818,193
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036 (1)	8,640,263	8,218,618
Delta Air Lines 2002-1 Class G-1 Pass Through Trust
6.72%, 07/02/2024	1,793,089	1,941,377
Delta Air Lines 2015-1 Class AA Pass Through Trust
3.63%, 01/30/2029	660,473	653,538
Delta Air Lines, Inc.
2.88%, 03/13/2020	1,295,000	1,286,417
3.63%, 03/15/2022	2,915,000	2,910,599
Dillard's, Inc.
7.75%, 07/15/2026	135,000	153,596
7.00%, 12/01/2028	380,000	416,488
Ford Motor Credit Co. LLC
2.55%, 10/05/2018	1,950,000	1,948,520
2.94%, 01/08/2019	2,250,000	2,250,782
1.90%, 08/12/2019	1,000,000	984,302
3.16%, 08/04/2020	1,220,000	1,213,404
4.38%, 08/06/2023	1,080,000	1,094,775
4.13%, 08/04/2025	10,800,000	10,613,281
General Motors Co.
2.59% (3 Month LIBOR USD + 0.800%), 08/07/2020 (2)	1,675,000	1,676,596
6.60%, 04/01/2036	975,000	1,116,162
6.25%, 10/02/2043	65,000	71,285
5.20%, 04/01/2045	3,485,000	3,385,364
General Motors Financial Co., Inc.
3.10%, 01/15/2019	1,868,000	1,869,924
2.40%, 05/09/2019	4,035,000	4,014,406
2.35%, 10/04/2019	3,000,000	2,972,730
3.15%, 01/15/2020	1,000,000	999,789
2.65%, 04/13/2020	1,500,000	1,481,660
4.00%, 10/06/2026	310,000	300,663
GLP Capital LP / GLP Financing II, Inc.
5.38%, 04/15/2026	850,000	862,750
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	440,000	423,267
Hilton Domestic Operating Co., Inc.
4.25%, 09/01/2024	605,000	586,850
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025	940,000	938,825
4.88%, 04/01/2027	1,410,000	1,394,137
IHO Verwaltungs GmbH
4.13% cash or 4.88% PIK, 09/15/2021 (1)	445,000	436,100
Ingram Micro, Inc.
5.45%, 12/15/2024	335,000	324,179
Intrepid Aviation Group Holdings LLC / Intrepid Finance Co.
6.88%, 02/15/2019 (1)	180,000	177,300
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.25%, 06/01/2026 (1)	500,000	498,125
Latam Airlines 2015-1 Pass Through Trust A
4.20%, 08/15/2029	3,058,555	3,005,030
Magna International, Inc.
4.15%, 10/01/2025		665,000	684,666
Melco Resorts Finance Ltd.
4.88%, 06/06/2025 (1)		200,000	191,234
New Red Finance, Inc.
4.63%, 01/15/2022 (1)		3,510,000	3,518,775
4.25%, 05/15/2024 (1)		1,884,000	1,799,220
O'Reilly Automotive, Inc.
4.63%, 09/15/2021		1,300,000	1,353,338
PetSmart, Inc.
5.88%, 06/01/2025 (1)		206,000	148,835
QVC, Inc.
3.13%, 04/01/2019		400,000	399,757
5.13%, 07/02/2022		3,115,000	3,211,967
4.38%, 03/15/2023		920,000	920,469
SACI Falabella
4.38%, 01/27/2025		4,000,000	4,043,827
Scientific Games International, Inc.
5.00%, 10/15/2025 (1)		32,000	31,120
Spirit Airlines 2015-1 Pass Through Trust A
4.10%, 10/01/2029		2,914,742	2,908,912
Spirit Issuer Plc
3.39% (3 Month LIBOR GBP + 2.700%), 12/28/2031 (2)	GBP	810,000	1,108,017
Tesla, Inc.
5.30%, 08/15/2025 (1)		$1,670,000	1,457,075
Toll Brothers Finance Corp.
4.00%, 12/31/2018		1,497,000	1,506,281
5.88%, 02/15/2022		415,000	439,900
4.38%, 04/15/2023		540,000	535,275
Toyota Motor Credit Co.
1.55%, 10/18/2019		9,690,000	9,514,589
Unique Pub Finance Co. Plc
5.66%, 06/30/2027	GBP	4,132,959	6,425,563
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 03/03/2028		$1,800,316	1,785,734
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 07/07/2027		1,685,000	1,650,601
United Airlines 2016-2 Class B Pass Through Trust
3.65%, 04/07/2027		2,155,000	2,098,173
US Airways 2011-1 Class A Pass Through Trust
7.13%, 04/22/2025		1,905,423	2,124,356
US Airways 2013-1 Class A Pass Through Trust
3.95%, 05/15/2027		1,750,136	1,746,285
Viking Cruises Ltd.
5.88%, 09/15/2027 (1)		108,000	102,330
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024		2,550,000	2,510,221
3.45%, 06/01/2026		2,365,000	2,233,333
4.80%, 11/18/2044		926,000	914,693
Walmart, Inc.
1.13%, 04/11/2018		12,696,000	12,692,501
WestJet Airlines Ltd.
3.50%, 06/16/2021 (1)(11)		4,540,000	4,520,576
Wyndham Worldwide Corp.
5.10%, 10/01/2025		1,120,000	1,157,535
4.50%, 04/01/2027		6,035,000	5,990,752
Wynn Macau Ltd.
4.88%, 10/01/2024 (1)		200,000	195,000
5.50%, 10/01/2027 (1)		200,000	196,000
			230,249,439
Consumer, Non-cyclical - 4.60%
AA Bond Co. Ltd.
4.25%, 07/31/2043	GBP	10,080,000	14,414,672
Abbott Laboratories
2.35%, 11/22/2019		$4,092,000	4,056,345
AbbVie, Inc.
1.80%, 05/14/2018		3,000,000	2,997,812
3.60%, 05/14/2025		5,738,000	5,651,862
4.70%, 05/14/2045		750,000	772,105
Actavis, Inc.
3.25%, 10/01/2022		1,250,000	1,223,558
Aetna, Inc.
2.80%, 06/15/2023		3,388,000	3,254,151
Allergan Funding SCS
0.02% (3 Month EURIBOR + 0.350%), 06/01/2019 (2)	EUR	100,000	123,234
3.80%, 03/15/2025		$5,550,000	5,451,572
4.55%, 03/15/2035		400,000	391,087
Amgen, Inc.
5.70%, 02/01/2019		2,000,000	2,048,370
4.40%, 05/01/2045		2,000,000	1,993,697
4.66%, 06/15/2051		447,000	461,743
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/2026		4,400,000	4,371,207
4.90%, 02/01/2046		4,443,000	4,783,621
Anthem, Inc.
2.25%, 08/15/2019		3,000,000	2,970,940
2.50%, 11/21/2020		4,000,000	3,931,626
3.50%, 08/15/2024		6,055,000	5,934,967
3.65%, 12/01/2027		3,700,000	3,574,650
4.65%, 01/15/2043		1,675,000	1,684,425
Ascension Health
3.95%, 11/15/2046		825,000	835,745
AstraZeneca Plc
2.38%, 11/16/2020		2,000,000	1,968,070
3.38%, 11/16/2025		2,475,000	2,437,907
B&G Foods, Inc.
5.25%, 04/01/2025		2,590,000	2,411,937
BAT Capital Corp.
2.76%, 08/15/2022 (1)		3,500,000	3,384,298
3.22%, 08/15/2024 (1)		368,000	354,643
Baxalta, Inc.
2.88%, 06/23/2020		1,000,000	992,841
4.00%, 06/23/2025		8,555,000	8,536,460
Bayer US Finance LLC
2.38%, 10/08/2019 (1)		5,200,000	5,154,556
Baylor Scott & White Holdings
3.97%, 11/15/2046		875,000	872,726
Becton Dickinson and Co.
2.68%, 12/15/2019		3,780,000	3,754,695
3.25%, 11/12/2020		2,100,000	2,094,584
3.36%, 06/06/2024		2,070,000	1,991,529
3.73%, 12/15/2024		1,560,000	1,533,167
3.70%, 06/06/2027		4,285,000	4,134,287
7.00%, 08/01/2027		361,000	430,154
4.67%, 06/06/2047		2,445,000	2,480,708
Biogen, Inc.
5.20%, 09/15/2045		1,175,000	1,280,948
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/2020		385,000	423,981
0.60%, 08/01/2024		700,000	657,125
Boston Scientific Corp.
6.00%, 01/15/2020		4,000,000	4,197,008
BRF GmbH
4.35%, 09/29/2026 (1)		3,025,000	2,620,406
BRF SA
3.95%, 05/22/2023 (1)		430,000	394,482
Bunge Ltd. Finance Corp.
3.75%, 09/25/2027	3,370,000	3,254,671
Campbell Soup Co.
2.65% (3 Month LIBOR USD + 0.500%), 03/16/2020 (2)	420,000	420,000
2.78% (3 Month LIBOR USD + 0.630%), 03/15/2021 (2)	330,000	329,911
3.30%, 03/15/2021	4,620,000	4,646,596
3.65%, 03/15/2023	450,000	450,764
3.95%, 03/15/2025	390,000	387,951
4.15%, 03/15/2028	450,000	445,085
4.80%, 03/15/2048	130,000	129,739
Cargill, Inc.
3.25%, 03/01/2023 (1)	575,000	575,823
Celgene Corp.
3.55%, 08/15/2022	975,000	973,359
3.63%, 05/15/2024	2,260,000	2,230,422
3.88%, 08/15/2025	5,755,000	5,698,397
5.00%, 08/15/2045	2,850,000	2,964,241
4.35%, 11/15/2047	2,690,000	2,544,208
Centene Corp.
5.63%, 02/15/2021	250,000	256,875
4.75%, 01/15/2025	2,160,000	2,106,000
Central Garden & Pet Co.
6.13%, 11/15/2023	1,027,000	1,071,931
5.13%, 02/01/2028	870,000	826,500
CHS/Community Health Systems, Inc.
5.13%, 08/01/2021	1,392,000	1,294,560
6.25%, 03/31/2023	1,104,000	1,017,060
Cigna Corp.
3.05%, 10/15/2027	4,115,000	3,773,083
COTY, Inc.
6.50%, 04/15/2026	280,000	281,400
DaVita, Inc.
5.13%, 07/15/2024	244,000	238,205
5.00%, 05/01/2025	141,000	136,284
ERAC USA Finance LLC
3.80%, 11/01/2025 (1)	4,605,000	4,633,592
3.30%, 12/01/2026 (1)	5,480,000	5,282,094
Express Scripts Holding Co.
3.50%, 06/15/2024	1,282,000	1,251,271
4.50%, 02/25/2026	4,123,000	4,188,802
3.40%, 03/01/2027	1,504,000	1,412,116
4.80%, 07/15/2046	1,410,000	1,428,890
First Quality Finance Co., Inc.
4.63%, 05/15/2021 (1)	91,000	90,545
5.00%, 07/01/2025 (1)	1,694,000	1,622,005
Fresenius Medical Care US Finance II, Inc.
6.50%, 09/15/2018 (1)	1,800,000	1,827,013
5.63%, 07/31/2019 (1)	5,620,000	5,799,171
4.13%, 10/15/2020 (1)	2,000	2,034
George Washington University
3.55%, 09/15/2046	740,000	684,530
Gilead Sciences, Inc.
3.70%, 04/01/2024	1,000,000	1,004,012
3.50%, 02/01/2025	1,251,000	1,246,995
4.75%, 03/01/2046	375,000	403,319
4.15%, 03/01/2047	1,000,000	977,377
Grupo Bimbo SAB de CV
4.70%, 11/10/2047 (1)	5,195,000	5,009,071
HCA, Inc.
3.75%, 03/15/2019	1,111,000	1,115,222
6.50%, 02/15/2020	1,300,000	1,363,375
4.75%, 05/01/2023	1,190,000	1,203,388
5.88%, 05/01/2023	844,000	873,540
5.00%, 03/15/2024	1,716,000	1,733,160
5.25%, 04/15/2025	3,075,000	3,143,265
5.25%, 06/15/2026	810,000	820,530
4.50%, 02/15/2027	8,560,000	8,260,400
7.50%, 11/06/2033	1,035,000	1,130,737
Hill-Rom Holdings, Inc.
5.75%, 09/01/2023 (1)	480,000	496,800
Hologic, Inc.
4.38%, 10/15/2025 (1)	82,000	79,130
Humana, Inc.
2.63%, 10/01/2019	4,000,000	3,978,417
3.85%, 10/01/2024	2,625,000	2,633,551
IHS Markit Ltd.
5.00%, 11/01/2022 (1)	703,000	729,362
4.00%, 03/01/2026 (1)	500,000	480,000
Imperial Brands Finance Plc
2.95%, 07/21/2020 (1)	1,665,000	1,652,848
Insulet Corp.
1.38%, 11/15/2024 (1)	385,000	440,641
IRB Holding Corp.
6.75%, 02/15/2026 (1)	71,000	69,587
Johnson & Johnson
2.90%, 01/15/2028	3,865,000	3,711,959
Kaiser Foundation Hospitals
3.50%, 04/01/2022	1,275,000	1,297,195
3.15%, 05/01/2027	7,000,000	6,770,655
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040	690,000	785,626
Kraft Foods Group, Inc.
5.38%, 02/10/2020	1,000,000	1,040,814
Kraft Heinz Foods Co.
3.50%, 07/15/2022	2,150,000	2,145,275
3.95%, 07/15/2025	5,905,000	5,875,822
3.00%, 06/01/2026	1,000,000	922,464
5.20%, 07/15/2045	1,000,000	1,014,693
4.38%, 06/01/2046	2,110,000	1,922,443
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	1,475,000	1,452,556
Life Technologies Corp.
6.00%, 03/01/2020	2,209,000	2,321,363
Macquarie Infrastructure Corp.
2.00%, 10/01/2023	4,280,000	3,798,500
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	170,000	174,372
Molina Healthcare, Inc.
5.38%, 11/15/2022	536,000	529,300
4.88%, 06/15/2025 (1)	425,000	396,312
Mondelez International Holdings Netherlands BV
1.63%, 10/28/2019 (1)	5,140,000	5,033,636
Mylan NV
3.95%, 06/15/2026	4,485,000	4,347,460
Mylan, Inc.
2.55%, 03/28/2019	300,000	298,564
New York and Presbyterian Hospital
3.56%, 08/01/2036	2,630,000	2,546,262
Novartis Securities Investment Ltd.
5.13%, 02/10/2019	3,000,000	3,061,366
NYU Hospitals Center
4.43%, 07/01/2042	2,000,000	2,069,243
PepsiCo, Inc.
1.35%, 10/04/2019	7,250,000	7,118,777
Pfizer, Inc.
1.20%, 06/01/2018	869,000	867,805
4.40%, 05/15/2044		430,000	461,634
Pilgrim's Pride Corp.
5.88%, 09/30/2027 (1)		895,000	841,300
Post Holdings, Inc.
5.00%, 08/15/2026 (1)		1,250,000	1,187,500
5.63%, 01/15/2028 (1)		1,375,000	1,313,125
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026		1,968,000	1,856,673
Reckitt Benckiser Treasury Services Plc
3.00%, 06/26/2027 (1)		4,085,000	3,842,093
Reynolds American, Inc.
2.30%, 06/12/2018		3,610,000	3,608,165
6.88%, 05/01/2020		1,000,000	1,072,349
3.25%, 11/01/2022		1,215,000	1,198,892
4.45%, 06/12/2025		680,000	699,133
5.85%, 08/15/2045		1,020,000	1,191,321
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019		895,000	880,153
2.40%, 09/23/2021		7,182,000	6,932,950
2.88%, 09/23/2023		7,345,000	7,009,437
3.20%, 09/23/2026		1,775,000	1,654,040
Sigma Alimentos SA de CV
4.13%, 05/02/2026		1,800,000	1,734,750
Smithfield Foods, Inc.
4.25%, 02/01/2027 (1)		1,290,000	1,276,064
Spectrum Brands, Inc.
6.13%, 12/15/2024		500,000	515,000
5.75%, 07/15/2025		175,000	178,500
Teleflex, Inc.
4.63%, 11/15/2027		772,000	743,058
Tenet Healthcare Corp.
4.50%, 04/01/2021		352,000	348,920
4.38%, 10/01/2021		300,000	294,750
7.50%, 01/01/2022 (1)		1,000,000	1,053,750
4.63%, 07/15/2024 (1)		1,929,000	1,854,251
Teva Pharmaceutical Finance IV BV
2.88%, 04/15/2019	EUR	300,000	380,246
3.65%, 11/10/2021		$395,000	371,700
Teva Pharmaceutical Finance Netherlands II BV
3.25%, 04/15/2022 (1)	EUR	1,200,000	1,479,199
4.50%, 03/01/2025 (1)		500,000	616,764
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021		$3,804,000	3,424,843
6.00%, 04/15/2024 (1)		900,000	873,670
3.15%, 10/01/2026		5,355,000	4,296,107
6.75%, 03/01/2028 (1)		1,535,000	1,514,526
Teva Pharmaceutical Finance Netherlands IV BV
0.13%, 07/27/2018	CHF	1,740,000	1,817,900
Teva Pharmaceutical Finance V BV
1.50%, 10/25/2018		5,020,000	5,279,612
Transcanada Trust
5.30% (3 Month LIBOR USD + 3.208%), 03/15/2077 (2)		$2,555,000	2,523,062
Transurban Finance Co. Pty Ltd.
4.13%, 02/02/2026 (1)		155,000	155,858
3.38%, 03/22/2027 (1)		2,635,000	2,479,499
UBM Plc
5.75%, 11/03/2020 (1)(11)		2,925,000	3,001,070
UnitedHealth Group, Inc.
4.75%, 07/15/2045		1,712,000	1,884,432
4.20%, 01/15/2047		1,288,000	1,307,649
Universal Health Services, Inc.
4.75%, 08/01/2022 (1)		7,595,000	7,713,825
5.00%, 06/01/2026 (1)		2,162,000	2,172,810
University of Southern California
3.03%, 10/01/2039	2,750,000	2,506,977
Valeant Pharmaceuticals International, Inc.
6.13%, 04/15/2025 (1)	2,317,000	1,999,571
5.50%, 11/01/2025 (1)	582,000	566,577
9.25%, 04/01/2026 (1)	945,000	941,456
Verisk Analytics, Inc.
4.88%, 01/15/2019	540,000	548,521
VOC Escrow Ltd.
5.00%, 02/15/2028 (1)	240,000	228,000
Walgreens Boots Alliance, Inc.
2.70%, 11/18/2019	3,555,000	3,537,369
WellCare Health Plans, Inc.
5.25%, 04/01/2025	785,000	787,944
Wm Wrigley Jr Co.
2.40%, 10/21/2018 (1)	1,620,000	1,618,017
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	2,125,000	2,101,686
3.70%, 03/19/2023	3,145,000	3,150,112
		386,683,028
Diversified - 0.07%
Hutchison Whampoa International 14 Ltd.
3.63%, 10/31/2024	4,000,000	3,983,664
RWT Holdings, Inc.
5.63%, 11/15/2019	1,460,000	1,467,300
		5,450,964
Energy - 3.38%
Andeavor
4.75%, 12/15/2023	1,580,000	1,640,981
5.13%, 12/15/2026	1,955,000	2,063,261
3.80%, 04/01/2028	2,245,000	2,140,048
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
4.25%, 12/01/2027	5,655,000	5,509,170
Antero Resources Corp.
5.00%, 03/01/2025	400,000	401,000
APT Pipelines Ltd.
3.88%, 10/11/2022 (1)	1,360,000	1,361,612
4.25%, 07/15/2027 (1)	7,305,000	7,298,344
Boardwalk Pipelines LP
3.38%, 02/01/2023	330,000	318,677
5.95%, 06/01/2026	1,610,000	1,724,412
4.45%, 07/15/2027	1,075,000	1,044,451
Canadian Natural Resources Ltd.
3.85%, 06/01/2027	2,175,000	2,125,468
6.25%, 03/15/2038	2,290,000	2,761,385
Cenovus Energy, Inc.
5.70%, 10/15/2019	40,000	41,372
4.25%, 04/15/2027	380,000	370,163
Centennial Resource Production LLC
5.38%, 01/15/2026 (1)	850,000	834,062
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	195,000	193,537
Cheniere Energy Partners LP
5.25%, 10/01/2025 (1)	93,000	91,721
Chesapeake Energy Corp.
5.50%, 09/15/2026	2,670,000	2,299,137
Cimarex Energy Co.
4.38%, 06/01/2024	1,819,000	1,871,159
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024	4,000,000	4,055,012
Concho Resources, Inc.
3.75%, 10/01/2027	3,830,000	3,742,346
ConocoPhillips Co.
4.95%, 03/15/2026		1,777,000	1,938,687
Continental Resources, Inc./OK
4.50%, 04/15/2023		250,000	252,812
3.80%, 06/01/2024		8,010,000	7,709,625
CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/2025 (1)		525,000	519,750
Diamondback Energy, Inc.
4.75%, 11/01/2024		319,000	315,411
Enable Midstream Partners LP
2.40%, 05/15/2019		600,000	593,594
3.90%, 05/15/2024		310,000	302,306
Enable Oklahoma Intrastate Transmission LLC
6.25%, 03/15/2020 (1)		1,060,000	1,106,739
Enbridge Energy Partners LP
5.88%, 10/15/2025		2,383,000	2,612,131
7.38%, 10/15/2045		1,430,000	1,844,875
Enbridge, Inc.
6.00% (3 Month LIBOR USD + 3.890%), 01/15/2077 (2)		5,190,000	5,112,150
Energy Transfer Equity LP
5.88%, 01/15/2024		265,000	273,612
5.50%, 06/01/2027		500,000	502,500
Energy Transfer Partners LP
4.15%, 10/01/2020		1,504,000	1,524,692
4.05%, 03/15/2025		4,555,000	4,464,972
4.75%, 01/15/2026		5,707,000	5,767,166
6.50%, 02/01/2042		1,000,000	1,078,635
5.15%, 03/15/2045		700,000	638,720
Energy Transfer Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022		1,521,000	1,622,814
4.50%, 11/01/2023		349,000	353,359
EnLink Midstream Partners LP
4.40%, 04/01/2024		35,000	34,934
4.15%, 06/01/2025		6,795,000	6,600,737
4.85%, 07/15/2026		2,215,000	2,236,583
Ensco Plc
7.75%, 02/01/2026		28,000	25,690
Florida Gas Transmission Co. LLC
7.90%, 05/15/2019 (1)		4,000,000	4,218,813
Gazprom OAO Via Gaz Capital SA
3.70%, 07/25/2018	EUR	2,137,000	2,655,601
3.38%, 11/30/2018	CHF	18,450,000	19,671,637
Gulfport Energy Corp.
6.38%, 05/15/2025		$215,000	206,937
Helmerich & Payne International Drilling Co.
4.65%, 03/15/2025		1,894,000	1,965,479
Hess Corp.
4.30%, 04/01/2027		3,435,000	3,359,758
5.80%, 04/01/2047		2,000,000	2,099,001
Kinder Morgan, Inc.
5.30%, 12/01/2034		2,450,000	2,514,069
Kinder Morgan, Inc./DE
4.30%, 06/01/2025		1,135,000	1,143,075
Marathon Oil Corp.
4.40%, 07/15/2027		4,050,000	4,109,499
Nabors Industries, Inc.
0.75%, 01/15/2024 (1)		2,885,000	2,159,189
Newfield Exploration Co.
5.75%, 01/30/2022		225,000	235,125
5.63%, 07/01/2024		402,000	424,110
5.38%, 01/01/2026		488,000	503,860
Oceaneering International, Inc.
4.65%, 11/15/2024		2,605,000	2,512,679
Parsley Energy LLC / Parsley Finance Corp.
5.38%, 01/15/2025 (1)		300,000	299,250
5.25%, 08/15/2025 (1)		750,000	743,437
5.63%, 10/15/2027 (1)		250,000	250,000
Pertamina Persero PT
6.00%, 05/03/2042		280,000	299,501
6.00%, 05/03/2042		200,000	213,929
Petrobras Global Finance BV
6.13%, 01/17/2022		21,635,000	23,116,998
5.30%, 01/27/2025 (1)		92,000	90,850
6.25%, 12/14/2026	GBP	5,330,000	7,993,235
7.38%, 01/17/2027		$2,222,000	2,405,315
6.00%, 01/27/2028 (1)		7,422,000	7,347,780
5.63%, 05/20/2043		2,715,000	2,368,837
7.25%, 03/17/2044		1,455,000	1,484,100
Petroleos de Venezuela SA
6.00%, 05/16/2024 (10)		380,000	103,550
6.00%, 11/15/2026 (10)		3,900,000	1,048,125
Petroleos Mexicanos
5.50%, 01/21/2021		1,065,000	1,108,665
6.38%, 02/04/2021		1,295,000	1,379,823
4.88%, 01/24/2022		2,315,000	2,372,643
5.38%, 03/13/2022		395,000	409,813
4.50%, 01/23/2026		1,105,000	1,071,297
6.50%, 03/13/2027		550,000	587,400
6.75%, 09/21/2047		360,000	364,277
Plains All American Pipeline LP / PAA Finance Corp.
2.85%, 01/31/2023		395,000	372,477
3.85%, 10/15/2023		1,000,000	974,864
4.65%, 10/15/2025		5,650,000	5,680,843
Raizen Fuels Finance SA
5.30%, 01/20/2027 (1)		560,000	565,880
Range Resources Corp.
4.88%, 05/15/2025		900,000	834,750
Rockies Express Pipeline LLC
5.63%, 04/15/2020 (1)		1,150,000	1,190,261
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024		2,350,000	2,528,522
5.63%, 03/01/2025		7,719,000	8,289,913
5.88%, 06/30/2026		2,130,000	2,326,813
5.00%, 03/15/2027		7,659,000	7,952,228
4.20%, 03/15/2028		1,900,000	1,869,860
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (1)		525,000	523,618
Seven Generations Energy Ltd.
5.38%, 09/30/2025 (1)		7,070,000	6,751,850
Shell International Finance BV
4.38%, 05/11/2045		1,000,000	1,060,803
SM Energy Co.
1.50%, 07/01/2021		285,000	269,040
6.13%, 11/15/2022		10,000	10,000
5.00%, 01/15/2024		115,000	106,662
5.63%, 06/01/2025		75,000	71,063
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (1)		1,000,000	1,051,953
Southwestern Energy Co.
6.70%, 01/23/2025		2,675,000	2,594,750
Spectra Energy Partners LP
3.38%, 10/15/2026		2,605,000	2,457,073
Sunoco Logistics Partners Operations LP
4.25%, 04/01/2024		1,500,000	1,490,906
4.00%, 10/01/2027		7,380,000	6,986,531
5.40%, 10/01/2047		2,400,000	2,282,775
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.50%, 09/15/2024 (1)	750,000	763,125
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.13%, 11/15/2019	380,000	380,950
4.25%, 11/15/2023	2,400,000	2,304,000
6.75%, 03/15/2024	825,000	872,421
TC PipeLines LP
3.90%, 05/25/2027	3,325,000	3,178,409
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	390,000	396,494
Texas Eastern Transmission LP
2.80%, 10/15/2022 (1)	3,125,000	3,000,243
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/2028 (1)	740,000	722,144
4.60%, 03/15/2048 (1)	1,121,000	1,083,130
Transocean Phoenix 2 Ltd.
7.75%, 10/15/2024 (1)	84,600	89,888
Transocean Proteus Ltd.
6.25%, 12/01/2024 (1)	377,100	383,699
Transocean, Inc.
9.00%, 07/15/2023 (1)	970,000	1,031,838
Valero Energy Partners LP
4.50%, 03/15/2028	3,670,000	3,689,013
Whiting Petroleum Corp.
1.25%, 04/01/2020	900,000	847,113
Williams Partners LP
5.25%, 03/15/2020	1,000,000	1,036,092
3.60%, 03/15/2022	1,135,000	1,130,318
3.35%, 08/15/2022	1,000,000	981,385
6.30%, 04/15/2040	1,323,000	1,513,353
4.85%, 03/01/2048	2,300,000	2,272,777
Woodside Finance Ltd.
3.65%, 03/05/2025 (1)	2,375,000	2,350,474
3.70%, 09/15/2026 (1)	2,885,000	2,839,052
3.70%, 03/15/2028 (1)	2,659,000	2,561,670
		283,828,492
Financials - 13.95%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.75%, 05/15/2019	2,000,000	2,012,387
4.50%, 05/15/2021	4,000,000	4,096,590
5.00%, 10/01/2021	2,000,000	2,081,446
3.50%, 05/26/2022	820,000	807,528
3.65%, 07/21/2027	5,535,000	5,179,745
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
3.95%, 02/01/2022	5,972,000	5,995,516
4.63%, 07/01/2022	450,000	461,178
AIA Group Ltd.
3.90%, 04/06/2028 (1)	3,145,000	3,170,306
Air Lease Corp.
2.50%, 03/01/2021	5,400,000	5,294,319
2.75%, 01/15/2023	1,780,000	1,717,942
3.63%, 12/01/2027	3,665,000	3,472,812
Aircastle Ltd.
5.00%, 04/01/2023	2,360,000	2,433,750
4.13%, 05/01/2024	2,420,000	2,383,700
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025	2,115,000	2,044,895
3.95%, 01/15/2028	490,000	478,207
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	2,490,000	2,456,736
Ally Financial, Inc.
4.75%, 09/10/2018	600,000	604,620
3.25%, 11/05/2018	505,000	505,631
8.00%, 12/31/2018	893,000	920,906
4.63%, 03/30/2025		4,775,000	4,715,313
8.00%, 11/01/2031		12,690,000	15,481,800
Ambac LSNI LLC
6.81% (3 Month LIBOR USD + 5.000%), 02/12/2023 (1)(2)		178,000	179,780
American Campus Communities Operating Partnership LP
3.35%, 10/01/2020		7,110,000	7,117,629
3.63%, 11/15/2027		920,000	874,619
American Homes 4 Rent LP
4.25%, 02/15/2028		73,000	71,485
American International Group, Inc.
3.90%, 04/01/2026		7,025,000	6,948,728
American Tower Corp.
3.40%, 02/15/2019		2,915,000	2,925,249
3.00%, 06/15/2023		3,010,000	2,906,059
Ardonagh Midco 3 Plc
8.38%, 07/15/2023 (1)	GBP	600,000	862,843
Athene Holding Ltd.
4.13%, 01/12/2028		$3,619,000	3,470,420
Avolon Holdings Funding Ltd.
5.50%, 01/15/2023 (1)		570,000	563,057
Bahamas Government International Bond
6.00%, 11/21/2028 (1)		2,880,000	2,988,000
Banco Bilbao Vizcaya Argentaria SA
7.00% (5 Year Swap Rate EUR + 6.155%), 12/29/2049 (2)	EUR	2,400,000	3,097,193
Banco de Bogota SA
4.38%, 08/03/2027		$4,700,000	4,519,050
Banco Santander SA
3.50%, 04/11/2022		4,400,000	4,378,528
5.18%, 11/19/2025		2,400,000	2,503,869
3.80%, 02/23/2028		4,600,000	4,434,655
Bank of America Corp.
6.88%, 04/25/2018		4,390,000	4,401,502
5.65%, 05/01/2018		3,930,000	3,939,896
7.63%, 06/01/2019		5,000,000	5,266,611
2.37% (3 Month LIBOR USD + 0.660%), 07/21/2021 (2)		2,055,000	2,016,279
2.74% (3 Month LIBOR USD + 0.370%), 01/23/2022 (2)		8,835,000	8,709,310
3.30%, 01/11/2023		9,015,000	8,990,527
3.00% (3 Month LIBOR USD + 0.790%), 12/20/2023 (1)(2)		8,773,000	8,602,182
4.00%, 04/01/2024		3,955,000	4,039,801
4.20%, 08/26/2024		340,000	344,695
3.09% (3 Month LIBOR USD + 1.090%), 10/01/2025 (2)		4,865,000	4,674,709
4.25%, 10/22/2026		8,975,000	9,032,265
3.25%, 10/21/2027		12,830,000	12,083,944
3.82% (3 Month LIBOR USD + 1.575%), 01/20/2028 (2)		2,630,000	2,596,618
3.71% (3 Month LIBOR USD + 1.512%), 04/24/2028 (2)		8,100,000	7,959,505
3.59% (3 Month LIBOR USD + 1.370%), 07/21/2028 (2)		670,000	650,308
5.88% (3 Month LIBOR USD + 2.931%), 09/15/2028 (2)		11,432,000	11,504,118
3.42% (3 Month LIBOR USD + 1.040%), 12/20/2028 (1)(2)		4,632,000	4,433,815
4.24% (3 Month LIBOR USD + 1.814%), 04/24/2038 (2)		3,020,000	3,078,891
Bank of Montreal
1.50%, 07/18/2019		4,000,000	3,931,757
Bank of New York Mellon Corp.
2.30%, 09/11/2019		2,000,000	1,984,409
2.66% (3 Month LIBOR USD + 0.634%), 05/16/2023 (2)		6,000,000	5,837,446
Barclays Bank Plc
5.14%, 10/14/2020		275,000	283,954
Barclays Plc
3.68%, 01/10/2023		3,060,000	3,032,419
4.38%, 09/11/2024		1,980,000	1,937,890
4.38%, 01/12/2026		2,670,000	2,672,769
5.20%, 05/12/2026		2,560,000	2,580,590
4.84%, 05/09/2028		4,500,000	4,421,419
3.25%, 01/17/2033	GBP	600,000	812,033
8.25% (5 Year Swap Rate USD + 6.705%), 12/15/2048 (2)		$19,765,000	20,393,527
6.50% (5 Year Swap Rate EUR + 5.875%), 06/15/2049 (2)	EUR	950,000	1,241,267
7.25% (5 Year Swap Rate GBP + 6.462%), 03/15/2163 (2)	GBP	14,083,000	21,116,794
BBVA Bancomer SA/Texas
4.38%, 04/10/2024 (1)		$2,800,000	2,835,000
Berkshire Hathaway Finance Corp.
1.30%, 08/15/2019		1,880,000	1,845,790
4.40%, 05/15/2042		1,000,000	1,060,289
BNP Paribas SA
2.95%, 05/23/2022 (1)		1,920,000	1,881,390
3.80%, 01/10/2024 (1)		3,145,000	3,136,088
Boston Properties LP
3.20%, 01/15/2025		4,110,000	3,965,254
3.65%, 02/01/2026		415,000	405,547
2.75%, 10/01/2026		5,660,000	5,149,030
BPCE SA
3.00%, 05/22/2022 (1)		3,710,000	3,633,707
4.88%, 04/01/2026 (1)		2,740,000	2,815,081
3.50%, 10/23/2027 (1)		1,880,000	1,775,921
Brixmor Operating Partnership LP
3.88%, 08/15/2022		644,000	646,626
3.65%, 06/15/2024		3,624,000	3,530,499
3.85%, 02/01/2025		1,680,000	1,640,201
4.13%, 06/15/2026		2,980,000	2,920,870
3.90%, 03/15/2027		2,553,000	2,440,126
Brookfield Finance, Inc.
3.90%, 01/25/2028		276,000	268,018
4.70%, 09/20/2047		582,000	563,579
Capital One Bank USA NA
3.38%, 02/15/2023		4,443,000	4,328,229
Capital One Financial Corp.
3.30%, 10/30/2024		4,865,000	4,697,314
Capital One NA
2.35%, 08/17/2018		1,000,000	998,871
Carlyle Holdings Finance LLC
3.88%, 02/01/2023 (1)		1,596,000	1,606,602
CBL & Associates LP
5.95%, 12/15/2026		280,000	235,484
CBRE Services, Inc.
4.88%, 03/01/2026		2,375,000	2,489,349
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85%, 04/15/2023		2,450,000	2,459,681
CIT Group, Inc.
5.50%, 02/15/2019 (1)		468,000	479,115
4.13%, 03/09/2021		198,000	198,990
5.25%, 03/07/2025		180,000	184,288
Citigroup, Inc.
6.13%, 05/15/2018		2,000,000	2,007,802
2.15%, 07/30/2018		7,055,000	7,043,528
2.50%, 09/26/2018		5,000,000	5,002,514
2.05%, 12/07/2018		3,000,000	2,988,784
2.55%, 04/08/2019		5,000,000	4,994,686
8.50%, 05/22/2019		7,000,000	7,436,496
2.05%, 06/07/2019		2,200,000	2,179,609
2.50%, 07/29/2019		2,034,000	2,025,572
3.14% (3 Month LIBOR USD + 0.722%), 01/24/2023 (2)		4,000,000	3,950,638
2.88% (3 Month LIBOR USD + 0.950%), 07/24/2023 (2)		3,235,000	3,146,865
3.44% (3 Month LIBOR USD + 1.430%), 09/01/2023 (2)		3,473,000	3,557,656
3.20%, 10/21/2026		6,430,000	6,116,659
3.89% (3 Month LIBOR USD + 1.563%), 01/10/2028 (2)		4,550,000	4,522,450
3.67% (3 Month LIBOR USD + 1.390%), 07/24/2028 (2)		2,870,000	2,796,115
Citizens Financial Group, Inc.
5.16% (3 Month LIBOR USD + 3.558%), 06/29/2023 (2)		6,200,000	6,241,661
CNA Financial Corp.
5.88%, 08/15/2020		1,700,000	1,804,121
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
4.38%, 08/04/2025		1,225,000	1,236,636
Cooperatieve Rabobank
6.63% (5 Year Swap Rate EUR + 6.697%), 06/29/2166 (2)	EUR	1,600,000	2,239,421
CPPIB Capital, Inc.
1.25%, 09/20/2019 (1)		$7,400,000	7,260,147
Credit Agricole SA
3.25%, 10/04/2024 (1)		5,045,000	4,831,972
4.38%, 03/17/2025 (1)		1,717,000	1,710,431
4.00% (5 Year Swap Rate USD + 1.644%), 01/10/2033 (1)(2)		4,188,000	3,982,877
8.13% (5 Year Swap Rate USD + 6.283%), 09/19/2033 (2)		4,200,000	4,282,244
6.63% (5 Year Swap Rate USD + 4.697%), 09/29/2049 (1)(2)		1,865,000	1,913,956
Credit Suisse Group AG
3.00% (3 Month LIBOR USD + 1.200%), 12/14/2023 (1)(2)		2,490,000	2,413,252
Crown Castle International Corp.
4.88%, 04/15/2022		4,006,000	4,207,680
5.25%, 01/15/2023		565,000	600,202
3.20%, 09/01/2024		3,639,000	3,487,511
4.00%, 03/01/2027		1,461,000	1,435,725
3.65%, 09/01/2027		862,000	820,775
3.80%, 02/15/2028		860,000	826,534
4.75%, 05/15/2047		3,255,000	3,274,522
CSCEC Finance Cayman II Ltd.
2.25%, 06/14/2019		1,900,000	1,878,806
CTR Partnership LP / CareTrust Capital Corp.
5.25%, 06/01/2025		194,000	194,000
Deutsche Bank AG/New York NY
3.95%, 02/27/2023		100,000	99,682
Dexia Credit Local SA
2.25%, 02/18/2020 (1)		7,070,000	7,016,913
Digital Realty Trust LP
4.75%, 10/01/2025		1,640,000	1,711,248
Discover Bank
2.60%, 11/13/2018		2,010,000	2,009,354
3.10%, 06/04/2020		2,000,000	1,992,410
Discover Financial Services
3.95%, 11/06/2024		2,167,000	2,142,728
3.75%, 03/04/2025		6,262,000	6,074,864
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass Through Trust
5.13%, 11/30/2024 (1)		4,471,017	4,589,150
Education Realty Operating Partnership LP
4.60%, 12/01/2024		4,925,000	4,994,310
Equinix, Inc.
2.88%, 02/01/2026	EUR	200,000	233,983
ERP Operating LP
3.50%, 03/01/2028		$138,000	135,071
Essex Portfolio LP
3.63%, 05/01/2027		2,785,000	2,715,534
Exela Intermediate LLC / Exela Finance, Inc.
10.00%, 07/15/2023 (1)		300,000	303,375
Farmers Exchange Capital II
6.15% (3 Month LIBOR USD + 3.744%), 11/01/2053 (1)(2)		280,000	302,400
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.454%), 10/15/2054 (1)(2)		4,000,000	4,150,000
G4S International Finance Plc
1.50%, 01/09/2023	EUR	100,000	126,294
GE Capital International Funding Co.
4.42%, 11/15/2035		$3,300,000	3,214,485
Goldman Sachs Group, Inc.
6.15%, 04/01/2018		12,500,000	12,500,000
7.50%, 02/15/2019		8,865,000	9,221,206
2.55%, 10/23/2019		3,850,000	3,828,746
5.25%, 07/27/2021		2,800,000	2,965,008
5.75%, 01/24/2022		2,190,000	2,369,076
3.00%, 04/26/2022		2,120,000	2,081,077
3.63%, 01/22/2023		5,055,000	5,070,749
3.50%, 01/23/2025		2,622,000	2,570,773
3.27% (3 Month LIBOR USD + 1.201%), 09/29/2025 (2)		3,700,000	3,559,955
3.50%, 11/16/2026		5,660,000	5,449,550
3.69% (3 Month LIBOR USD + 1.510%), 06/05/2028 (2)		6,585,000	6,379,686
3.81% (3 Month LIBOR USD + 1.158%), 04/23/2029 (2)		4,100,000	4,026,133
Goodman U.S. Finance Three LLC
3.70%, 03/15/2028 (1)		463,000	444,623
HCP, Inc.
3.75%, 02/01/2019		4,000,000	4,020,284
2.63%, 02/01/2020		3,000,000	2,968,494
4.20%, 03/01/2024		1,175,000	1,186,109
Healthcare Realty Trust, Inc.
3.75%, 04/15/2023		1,356,000	1,358,038
3.63%, 01/15/2028		1,605,000	1,520,085
Healthcare Trust of America Holdings LP
2.95%, 07/01/2022		3,335,000	3,261,551
Hercules Capital, Inc.
4.38%, 02/01/2022		455,000	460,372
Highwoods Realty LP
7.50%, 04/15/2018		3,100,000	3,104,880
4.13%, 03/15/2028		475,000	472,042
Hospitality Properties Trust
3.95%, 01/15/2028		3,375,000	3,162,494
Host Hotels & Resorts LP
5.25%, 03/15/2022		2,500,000	2,636,820
3.75%, 10/15/2023		2,175,000	2,149,100
4.50%, 02/01/2026		1,600,000	1,618,893
Howard Hughes Corp.
5.38%, 03/15/2025 (1)		2,182,000	2,154,725
HSBC Holdings Plc
2.95%, 05/25/2021		1,805,000	1,786,607
2.65%, 01/05/2022		1,340,000	1,302,511
3.26% (3 Month LIBOR USD + 1.055%), 03/13/2023 (2)		1,585,000	1,563,949
4.30%, 03/08/2026		4,705,000	4,824,673
6.38% (5 Year Mid Swap Rate USD + 4.368%), 03/29/2049 (2)		1,500,000	1,543,125
6.25% (5 Year Mid Swap Rate USD + 3.453%), 09/23/2163 (2)		1,000,000	1,013,750
6.50% (5 Year Mid Swap Rate USD + 3.606%), 09/23/2163 (2)		1,620,000	1,652,400
ING Bank NV
5.80%, 09/25/2023 (1)		2,965,000	3,203,661
4.13% (5 Year Mid Swap Rate USD + 2.700%), 11/21/2023 (2)		1,840,000	1,849,446
International Lease Finance Corp.
7.13%, 09/01/2018 (1)		500,000	508,326
6.25%, 05/15/2019		1,500,000	1,551,383
8.25%, 12/15/2020		1,700,000	1,893,585
Intesa Sanpaolo SpA
3.13%, 07/14/2022 (1)		5,405,000	5,222,018
5.02%, 06/26/2024 (1)		2,900,000	2,859,247
5.71%, 01/15/2026 (1)		1,000,000	1,003,020
3.88%, 01/12/2028 (1)		2,220,000	2,092,380
4.38%, 01/12/2048 (1)		2,930,000	2,718,515
7.00% (5 Year Swap Rate EUR + 6.884%), 01/19/2167 (2)	EUR	200,000	268,050
Iron Mountain, Inc.
5.25%, 03/15/2028 (1)		$22,000	20,708
iStar, Inc.
3.13%, 09/15/2022 (1)		2,565,000	2,440,639
Jackson National Life Global Funding
1.88%, 10/15/2018 (1)		1,000,000	995,845
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.38%, 04/01/2020 (1)		13,670,000	13,806,700
7.25%, 08/15/2024 (1)		200,000	197,380
Jefferies Group LLC
6.25%, 01/15/2036		1,430,000	1,552,997
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.15%, 01/23/2030		7,180,000	6,688,463
JPMorgan Chase & Co.
2.75%, 06/23/2020		400,000	397,715
4.50%, 01/24/2022		3,440,000	3,575,797
2.70%, 05/18/2023		1,850,000	1,784,183
2.97% (3 Month LIBOR USD + 1.230%), 10/24/2023 (2)		6,125,000	6,215,023
3.22% (3 Month LIBOR USD + 1.155%), 03/01/2025 (2)		3,000,000	2,923,174
3.90%, 07/15/2025		2,100,000	2,115,903
3.30%, 04/01/2026		5,825,000	5,629,469
2.95%, 10/01/2026		12,325,000	11,587,689
3.78% (3 Month LIBOR USD + 1.337%), 02/01/2028 (2)		4,000,000	3,966,429
3.54% (3 Month LIBOR USD + 1.380%), 05/01/2028 (2)		11,140,000	10,878,133
3.88% (3 Month LIBOR USD + 1.360%), 07/24/2038 (2)		4,080,000	3,958,434
JPMorgan Chase Bank NA
2.07% (3 Month LIBOR USD + 0.250%), 02/13/2020 (2)		10,500,000	10,500,237
2.60% (3 Month LIBOR USD + 0.280%), 02/01/2021 (2)		11,055,000	10,993,747
Kennedy-Wilson, Inc.
5.88%, 04/01/2024 (1)		224,000	222,040
Kilroy Realty LP
3.45%, 12/15/2024		1,845,000	1,789,320
4.38%, 10/01/2025		1,515,000	1,533,472
Kimco Realty Corp.
3.30%, 02/01/2025		880,000	846,403
Kreditanstalt fuer Wiederaufbau
0.88%, 04/19/2018		1,000,000	999,558
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.88%, 08/01/2021 (1)		1,025,000	1,042,897
5.25%, 10/01/2025 (1)		2,500,000	2,368,750
Lazard Group LLC
4.25%, 11/14/2020		2,684,000	2,758,260
LeasePlan Co. NV
2.50%, 05/16/2018 (1)		3,325,000	3,322,873
Liberty Mutual Group, Inc.
4.85%, 08/01/2044 (1)		3,045,000	3,157,655
Liberty Property LP
4.13%, 06/15/2022		2,000,000	2,057,311
Lincoln National Corp.
4.35%, 03/01/2048		665,000	652,665
Lloyds Bank Plc
5.80%, 01/13/2020 (1)		2,000,000	2,095,322
Lloyds Banking Group Plc
2.91% (3 Month LIBOR USD + 0.810%), 11/07/2023 (2)		4,140,000	3,989,768
4.50%, 11/04/2024		2,825,000	2,845,806
4.65%, 03/24/2026		2,700,000	2,708,297
4.38%, 03/22/2028		400,000	403,715
3.57% (3 Month LIBOR USD + 1.205%), 11/07/2028 (2)		420,000	396,139
7.00% (5 Year Swap Rate GBP + 5.060%), 06/27/2164 (2)	GBP	19,650,000	28,851,943
7.63% (5 Year Swap Rate GBP + 5.010%), 06/27/2164 (2)		1,900,000	2,974,573
Macquarie Bank Ltd.
2.60%, 06/24/2019 (1)		$4,000,000	3,982,948
Marsh & McLennan Cos, Inc.
4.35%, 01/30/2047		515,000	527,959
MetLife, Inc.
6.40%, 12/15/2066		1,000,000	1,096,250
Metropolitan Life Global Funding I
1.55%, 09/13/2019 (1)		6,965,000	6,845,827
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.63%, 05/01/2024	1,079,000	1,111,370
Mid-America Apartments LP
3.60%, 06/01/2027	1,400,000	1,354,114
Mitchells & Butlers Finance Plc
2.57% (3 Month LIBOR USD + 0.450%), 12/15/2030 (2)	10,404,552	9,572,188
Morgan Stanley
6.63%, 04/01/2018	11,500,000	11,500,000
7.30%, 05/13/2019	9,000,000	9,430,049
2.38%, 07/23/2019	4,000,000	3,970,689
5.63%, 09/23/2019	4,274,000	4,436,259
2.63% (3 Month LIBOR USD + 0.800%), 02/14/2020 (2)	3,825,000	3,836,603
2.67% (3 Month LIBOR USD + 0.930%), 07/22/2022 (2)	1,000,000	1,003,790
4.88%, 11/01/2022	1,365,000	1,429,880
3.75%, 02/25/2023	6,845,000	6,920,618
3.70%, 10/23/2024	565,000	561,714
5.00%, 11/24/2025	9,355,000	9,777,204
3.88%, 01/27/2026	3,025,000	3,020,601
3.13%, 07/27/2026	900,000	851,162
3.63%, 01/20/2027	2,875,000	2,812,252
3.95%, 04/23/2027	2,630,000	2,559,083
3.59% (3 Month LIBOR USD + 1.340%), 07/22/2028 (2)	3,705,000	3,581,251
3.97% (3 Month LIBOR USD + 1.455%), 07/22/2038 (2)	1,845,000	1,799,783
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 08/01/2026	40,000	39,850
5.00%, 10/15/2027	1,855,000	1,818,457
Nationwide Building Society
3.77% (3 Month LIBOR USD + 1.064%), 03/08/2024 (1)(2)	1,000,000	996,893
4.30% (3 Month LIBOR USD + 1.452%), 03/08/2029 (1)(2)	1,000,000	996,334
Nationwide Mutual Insurance Co.
4.41% (3 Month LIBOR USD + 2.290%), 12/15/2024 (1)(2)	1,050,000	1,049,982
Navient Corp.
5.50%, 01/15/2019	2,140,000	2,163,540
4.88%, 06/17/2019	7,550,000	7,610,400
8.00%, 03/25/2020	4,503,000	4,784,438
5.88%, 03/25/2021	9,493,000	9,706,592
6.63%, 07/26/2021	1,990,000	2,072,088
6.50%, 06/15/2022	242,000	250,167
New York Life Global Funding
1.55%, 11/02/2018 (1)	2,000,000	1,988,954
1.50%, 10/24/2019 (1)	7,230,000	7,090,815
2.35%, 07/14/2026 (1)	1,000,000	917,960
Old Republic International Corp.
4.88%, 10/01/2024	1,600,000	1,686,409
3.88%, 08/26/2026	7,465,000	7,329,305
Omega Healthcare Investors, Inc.
4.50%, 01/15/2025	5,050,000	4,935,028
Oppenheimer Holdings, Inc.
6.75%, 07/01/2022	112,000	115,080
Physicians Realty LP
3.95%, 01/15/2028	177,000	169,554
PNC Bank NA
1.45%, 07/29/2019	2,000,000	1,964,634
PNC Financial Services Group, Inc./The
5.13%, 02/08/2020	2,000,000	2,074,966
Principal Financial Group, Inc.
4.70% (3 Month LIBOR USD + 3.044%), 05/15/2055 (2)	1,435,000	1,447,556
Prologis LP
3.75%, 11/01/2025	1,325,000	1,337,366
Protective Life Global Funding
2.60% (3 Month LIBOR USD + 0.550%), 06/08/2018 (1)(2)	4,000,000	4,002,222
2.70%, 11/25/2020 (1)	1,950,000	1,931,138
Provident Funding Associates LP / PFG Finance Corp.
6.38%, 06/15/2025 (1)		93,000	93,349
Quicken Loans, Inc.
5.75%, 05/01/2025 (1)		570,000	568,575
Radiate Holdco LLC / Radiate Finance, Inc.
6.88%, 02/15/2023 (1)		220,000	212,850
Raymond James Financial, Inc.
4.95%, 07/15/2046		2,575,000	2,779,635
Regency Centers LP
3.60%, 02/01/2027		895,000	857,334
4.13%, 03/15/2028		1,655,000	1,658,636
Reinsurance Group of America, Inc.
5.00%, 06/01/2021		500,000	524,475
4.70%, 09/15/2023		1,000,000	1,038,122
Retail Opportunity Investments Partnership LP
4.00%, 12/15/2024		895,000	860,990
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/2024		348,399	378,187
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027		269,709	293,443
Royal Bank of Scotland Group Plc
6.13%, 12/15/2022		3,025,000	3,209,201
3.31% (3 Month LIBOR USD + 1.470%), 05/15/2023 (2)		1,187,000	1,197,374
3.50% (3 Month LIBOR USD + 1.480%), 05/15/2023 (2)		2,445,000	2,401,906
3.88%, 09/12/2023		3,088,000	3,048,449
6.00%, 12/19/2023		960,000	1,022,290
5.13%, 05/28/2024		375,000	381,313
8.00% (5 Year Swap Rate USD + 5.720%), 12/29/2049 (2)		1,475,000	1,616,969
Santander Holdings USA, Inc.
3.70%, 03/28/2022		122,000	122,223
3.40%, 01/18/2023		184,000	179,811
4.40%, 07/13/2027		153,000	152,072
Santander UK Group Holdings Plc
2.35%, 09/10/2019		2,000,000	1,983,300
2.88%, 10/16/2020		2,800,000	2,773,613
2.88%, 08/05/2021		2,450,000	2,399,079
3.57%, 01/10/2023		3,185,000	3,148,910
4.75%, 09/15/2025 (1)		1,025,000	1,031,181
6.75% (5 Year Swap Rate GBP + 5.792%), 06/24/2164 (2)	GBP	3,000,000	4,566,754
SBA Communications Corp.
4.00%, 10/01/2022 (1)		$1,107,000	1,059,953
4.88%, 09/01/2024		828,000	812,475
Simon Property Group LP
2.50%, 09/01/2020		1,530,000	1,512,997
Sirius International Group Ltd.
4.60%, 11/01/2026 (1)		1,140,000	1,084,699
SL Green Operating Partnership LP
3.25%, 10/15/2022		3,000,000	2,924,877
SL Green Realty Corp.
5.00%, 08/15/2018		1,963,000	1,971,263
7.75%, 03/15/2020		1,398,000	1,517,662
4.50%, 12/01/2022		850,000	871,662
Societe Generale SA
4.25%, 04/14/2025 (1)		7,125,000	7,018,234
4.25%, 04/14/2025		5,550,000	5,466,835
8.25% (5 Year Swap Rate USD + 6.394%), 09/29/2049 (2)		2,300,000	2,369,000
Springleaf Finance Corp.
5.25%, 12/15/2019		120,000	122,400
8.25%, 12/15/2020		2,830,000	3,081,162
7.75%, 10/01/2021		4,360,000	4,719,700
6.13%, 05/15/2022		1,636,000	1,663,158
5.63%, 03/15/2023		3,700,000	3,635,250
6.88%, 03/15/2025		1,200,000	1,204,500
Starwood Property Trust, Inc.
4.75%, 03/15/2025 (1)	222,000	216,450
Sunoco LP / Sunoco Finance Corp.
4.88%, 01/15/2023 (1)	204,000	196,605
Synchrony Financial
3.00%, 08/15/2019	1,335,000	1,330,868
4.50%, 07/23/2025	2,778,000	2,776,709
Teachers Insurance & Annuity Association of America
4.38% (3 Month LIBOR USD + 2.661%), 09/15/2054 (1)(2)	4,500,000	4,381,875
The Goldman Sachs Group, Inc.
2.91% (3 Month LIBOR USD + 1.053%), 06/05/2023 (2)	1,920,000	1,868,052
Thomson Reuters Corp.
3.35%, 05/15/2026	1,390,000	1,330,688
Toronto-Dominion Bank/The
3.63% (5 Year Swap Rate USD + 2.205%), 09/15/2031 (2)	3,335,000	3,193,283
Trinity Acquisition Plc
3.50%, 09/15/2021	200,000	199,690
UBS AG
4.75% (5 Year Swap Rate USD + 3.765%), 05/22/2023 (2)	1,853,000	1,853,993
UBS AG/Stamford CT
2.38%, 08/14/2019	6,000,000	5,955,643
UBS Group AG
7.13% (5 Year Swap Rate USD + 5.464%), 12/29/2049 (2)	1,725,000	1,794,000
UBS Group Funding Jersey Ltd.
4.13%, 09/24/2025 (1)	2,825,000	2,839,100
UBS Group Funding Switzerland AG
3.49%, 05/23/2023 (1)	4,100,000	4,049,207
2.86% (3 Month LIBOR USD + 0.954%), 08/15/2023 (1)(2)	1,110,000	1,072,633
UDR, Inc.
3.70%, 10/01/2020	3,500,000	3,545,090
4.63%, 01/10/2022	21,000	21,804
UniCredit SpA
3.75%, 04/12/2022 (1)	4,300,000	4,267,466
4.63%, 04/12/2027 (1)	2,950,000	2,978,300
Unum Group
3.88%, 11/05/2025	4,925,000	4,884,068
Ventas Realty LP
2.70%, 04/01/2020	6,000,000	5,950,343
3.25%, 10/15/2026	2,000,000	1,875,731
3.85%, 04/01/2027	1,485,000	1,451,594
VEREIT Operating Partnership LP
3.00%, 02/06/2019	800,000	800,108
4.60%, 02/06/2024	685,000	693,582
4.88%, 06/01/2026	2,710,000	2,734,852
3.95%, 08/15/2027	2,155,000	2,022,524
Visa, Inc.
4.30%, 12/14/2045	2,880,000	3,082,408
WEA Finance LLC / Westfield UK & Europe Finance Plc
2.70%, 09/17/2019 (1)	7,709,000	7,671,553
Weingarten Realty Investors
3.25%, 08/15/2026	1,665,000	1,580,010
Wells Fargo & Co.
2.60%, 07/22/2020	310,000	307,000
2.63%, 07/22/2022	4,000,000	3,868,243
3.07%, 01/24/2023	4,705,000	4,625,209
3.55%, 09/29/2025	1,290,000	1,265,659
3.00%, 04/22/2026	10,757,000	10,092,982
3.00%, 10/23/2026	770,000	720,602
3.58% (3 Month LIBOR USD + 1.310%), 05/22/2028 (2)	12,555,000	12,242,665
Wells Fargo Bank NA
2.15%, 12/06/2019	4,000,000	3,956,526
2.40%, 01/15/2020	15,000,000	14,874,771
Welltower, Inc.
4.50%, 01/15/2024		650,000	671,984
4.00%, 06/01/2025		4,690,000	4,683,696
Willis North America, Inc.
3.60%, 05/15/2024		5,875,000	5,776,750
WPC Eurobond BV
2.13%, 04/15/2027	EUR	400,000	491,164
			1,171,977,545
Healthcare - 0.01%
Supernus Pharmaceuticals, Inc.
0.63%, 04/01/2023 (1)		$480,000	509,445
Industrials - 1.58%
Airbus Group Finance BV
2.70%, 04/17/2023 (1)		1,610,000	1,573,719
Amcor Finance USA, Inc.
3.63%, 04/28/2026 (1)		2,990,000	2,880,984
Arconic, Inc.
5.87%, 02/23/2022		1,520,000	1,596,000
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
4.25%, 09/15/2022 (1)		400,000	398,000
4.63%, 05/15/2023 (1)		515,000	516,931
Arrow Electronics, Inc.
3.25%, 09/08/2024		131,000	124,820
Autoridad del Canal de Panama
4.95%, 07/29/2035 (1)		200,000	214,750
Aviation Capital Group Corp.
4.88%, 10/01/2025 (1)		2,789,000	2,922,945
Aviation Capital Group LLC
3.50%, 11/01/2027 (1)		1,325,000	1,242,338
Avnet, Inc.
4.63%, 04/15/2026		9,670,000	9,641,385
Ball Corp.
4.38%, 12/15/2020		752,000	764,220
4.88%, 03/15/2026		984,000	986,558
Berry Global, Inc.
4.50%, 02/15/2026 (1)		220,000	208,175
Boral Finance Pty Ltd.
3.00%, 11/01/2022 (1)		2,444,000	2,386,386
3.75%, 05/01/2028 (1)		3,520,000	3,395,588
Brambles USA, Inc.
4.13%, 10/23/2025 (1)		280,000	282,996
CCCI Treasure Ltd.
3.50% (5 Year CMT Rate + 7.192%), 12/29/2049 (2)		200,000	197,524
Clean Harbors, Inc.
5.13%, 06/01/2021		930,000	941,625
CNH Industrial Capital LLC
3.63%, 04/15/2018		1,499,000	1,499,375
CRCC Yupeng Ltd.
3.95% (5 Year CMT Rate + 7.251%), 02/28/2049 (2)		200,000	199,590
Crown Americas LLC / Crown Americas Capital Corp. VI
4.75%, 02/01/2026 (1)		170,000	164,475
Crown Americas LLC / Crown Americas Capital Corp. V
4.25%, 09/30/2026		1,690,000	1,563,250
DAE Funding LLC
4.00%, 08/01/2020 (1)		180,000	175,500
4.50%, 08/01/2022 (1)		230,000	218,212
5.00%, 08/01/2024 (1)		420,000	397,425
Echo Global Logistics, Inc.
2.50%, 05/01/2020		200,000	202,945
Embraer Netherlands Finance BV
5.40%, 02/01/2027		1,290,000	1,363,014
Embraer Overseas Ltd.
5.70%, 09/16/2023 (1)		3,575,000	3,811,844
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/2022 (1)	3,174,000	3,217,642
General Electric Co.
5.00% (3 Month LIBOR USD + 3.330%), 12/29/2049 (2)	1,599,000	1,583,010
Graphic Packaging International LLC
4.88%, 11/15/2022	400,000	408,500
4.13%, 08/15/2024	619,000	608,167
Greenbrier Cos Inc.
2.88%, 02/01/2024	2,415,000	2,759,142
Itron, Inc.
5.00%, 01/15/2026 (1)	800,000	788,240
Jabil, Inc.
4.70%, 09/15/2022	3,685,000	3,806,605
Keysight Technologies, Inc.
4.55%, 10/30/2024	3,234,000	3,347,942
4.60%, 04/06/2027	4,945,000	5,089,051
L3 Technologies, Inc.
5.20%, 10/15/2019	5,200,000	5,359,809
LafargeHolcim Finance US LLC
3.50%, 09/22/2026 (1)	405,000	385,962
Lockheed Martin Corp.
2.90%, 03/01/2025	5,635,000	5,384,163
3.55%, 01/15/2026	1,660,000	1,645,180
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	265,000	271,110
4.25%, 12/15/2047	3,895,000	3,594,843
Masco Corp.
3.50%, 04/01/2021	2,118,000	2,126,938
4.45%, 04/01/2025	4,700,000	4,808,100
6.50%, 08/15/2032	1,340,000	1,551,249
Multi-Color Corp.
4.88%, 11/01/2025 (1)	1,600,000	1,496,000
Northrop Grumman Corp.
3.25%, 01/15/2028	3,730,000	3,557,833
ODEBRECHT OFFSHORE DRILLING
0.00%, 12/01/2022	43,843	42,418
OI European Group BV
4.00%, 03/15/2023 (1)	1,334,000	1,270,635
Owens Corning
4.20%, 12/15/2022	35,000	35,937
4.20%, 12/01/2024	5,992,000	6,111,983
3.40%, 08/15/2026	585,000	563,064
Park Aerospace Holdings Ltd.
3.63%, 03/15/2021 (1)	261,000	247,950
5.25%, 08/15/2022 (1)	1,814,000	1,777,176
4.50%, 03/15/2023 (1)	465,000	440,587
5.50%, 02/15/2024 (1)	92,000	89,240
Pisces MIDCO, Inc.
8.00%, 04/15/2026 (11)	688,000	688,000
Republic Services, Inc.
2.90%, 07/01/2026	3,000,000	2,809,787
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	881,888	892,912
5.22% (3 Month LIBOR USD + 3.500%), 07/15/2021 (1)(2)	1,200,000	1,215,000
SBA Tower Trust
2.90%, 10/15/2044 (1)	1,650,000	1,641,723
2.88%, 07/15/2046 (1)	3,000,000	2,954,700
3.17%, 04/15/2047 (1)	2,175,000	2,144,541
3.87%, 10/15/2049 (1)	830,000	842,137
Sealed Air Corp.
5.50%, 09/15/2025 (1)	295,000	305,325
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	195,000	192,287
Standard Industries, Inc.
4.75%, 01/15/2028 (1)	292,000	274,757
Textron, Inc.
2.36% (3 Month LIBOR USD + 0.550%), 11/10/2020 (2)	830,000	829,105
Tutor Perini Corp.
2.88%, 06/15/2021	1,860,000	1,959,661
United Technologies Co.
1.78%, 05/04/2018 (12)	5,768,000	5,763,064
Votorantim Cimentos SA
7.25%, 04/05/2041 (1)	5,556,000	6,139,380
Vulcan Materials Co.
4.50%, 06/15/2047	2,148,000	2,029,876
		132,921,305
Real Estate - 0.49%
Alexandria Real Estate Equities, Inc.
2.75%, 01/15/2020	1,827,000	1,818,096
4.60%, 04/01/2022	4,407,000	4,589,828
3.95%, 01/15/2027	3,440,000	3,364,180
4.50%, 07/30/2029	636,000	644,156
American Tower Corp.
3.30%, 02/15/2021	3,098,000	3,096,753
3.45%, 09/15/2021	110,000	110,189
3.50%, 01/31/2023	717,000	712,738
4.40%, 02/15/2026	1,863,000	1,881,568
3.38%, 10/15/2026	3,487,000	3,277,891
Crown Castle International Corp.
4.45%, 02/15/2026	3,550,000	3,601,970
3.70%, 06/15/2026	3,225,000	3,101,709
DDR Corp.
3.63%, 02/01/2025	1,914,000	1,832,332
4.25%, 02/01/2026	2,500,000	2,483,002
Digital Realty Trust LP
5.88%, 02/01/2020	4,240,000	4,423,818
HCP, Inc.
4.00%, 12/01/2022	1,900,000	1,937,057
4.00%, 06/01/2025	3,240,000	3,243,155
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	1,270,000	1,315,326
Store Capital Corp.
4.50%, 03/15/2028	128,000	127,052
		41,560,820
Technology - 1.88%
Activision Blizzard, Inc.
4.50%, 06/15/2047	3,810,000	3,822,465
Analog Devices, Inc.
2.85%, 03/12/2020	3,925,000	3,918,145
Apple, Inc.
1.00%, 05/03/2018	3,000,000	2,997,000
1.55%, 02/08/2019	4,655,000	4,618,722
2.10%, 05/06/2019	2,030,000	2,025,165
1.10%, 08/02/2019	2,245,000	2,204,621
1.90%, 02/07/2020	6,160,000	6,088,654
2.40%, 05/03/2023	2,780,000	2,688,135
3.00%, 02/09/2024	1,420,000	1,403,406
3.20%, 05/13/2025	1,980,000	1,958,007
3.20%, 05/11/2027	3,375,000	3,295,546
4.65%, 02/23/2046	1,250,000	1,374,055
4.25%, 02/09/2047	4,405,000	4,576,182
3.75%, 11/13/2047	3,620,000	3,488,604
Baidu, Inc.
3.88%, 09/29/2023	400,000	399,729
4.38%, 03/29/2028	1,850,000	1,851,633
BMC Software Finance, Inc.
8.13%, 07/15/2021 (1)	5,068,000	5,061,665
Cadence Design Systems, Inc.
4.38%, 10/15/2024		3,153,000	3,259,639
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75%, 03/01/2025 (1)		780,000	773,409
Dell International LLC / EMC Corp.
3.48%, 06/01/2019 (1)		7,645,000	7,679,057
4.42%, 06/15/2021 (1)		970,000	994,815
6.02%, 06/15/2026		4,100,000	4,412,925
8.35%, 07/15/2046 (1)		3,440,000	4,363,407
Diamond 1 Finance Co. / Diamond 2 Finance Co.
6.02%, 06/15/2026 (1)		6,315,000	6,796,981
Evolent Health, Inc.
2.00%, 12/01/2021		810,000	813,193
First Data Corp.
5.00%, 01/15/2024 (1)		3,205,000	3,205,000
Harland Clarke Holdings Corp.
8.38%, 08/15/2022 (1)		154,000	156,695
Microsoft Corp.
1.10%, 08/08/2019		8,930,000	8,780,278
1.85%, 02/06/2020		400,000	395,968
1.85%, 02/12/2020		6,280,000	6,226,396
2.88%, 02/06/2024		7,370,000	7,234,783
4.10%, 02/06/2037		2,505,000	2,644,751
4.25%, 02/06/2047		3,390,000	3,640,538
MSCI, Inc.
4.75%, 08/01/2026 (1)		180,000	178,200
NetApp, Inc.
3.30%, 09/29/2024		152,000	147,778
Nuance Communications, Inc.
1.00%, 12/15/2035		2,760,000	2,617,860
NXP BV / NXP Funding LLC
4.13%, 06/15/2020 (1)		459,000	465,885
4.13%, 06/01/2021 (1)		2,828,000	2,856,280
3.88%, 09/01/2022 (1)		3,395,000	3,369,537
Oracle Corp.
3.25%, 11/15/2027		1,980,000	1,929,984
Qualcomm, Inc.
2.25%, 05/20/2020		3,500,000	3,441,424
Quintiles IMS, Inc.
2.88%, 09/15/2025 (1)	EUR	100,000	119,167
5.00%, 10/15/2026 (1)		$600,000	596,778
Rovi Corp.
0.50%, 03/01/2020		930,000	900,798
Seagate HDD Cayman
4.75%, 01/01/2025		3,297,000	3,209,714
4.88%, 06/01/2027		855,000	809,773
5.75%, 12/01/2034		1,022,000	975,889
SS&C Technologies Holdings, Inc.
5.88%, 07/15/2023		11,399,000	12,008,847
TSMC Global Ltd.
1.63%, 04/03/2018 (1)		7,271,000	7,271,000
Veritas US, Inc. / Veritas Bermuda Ltd.
7.50%, 02/01/2023 (1)		1,215,000	1,218,038
VMware, Inc.
2.30%, 08/21/2020		230,000	223,668
2.95%, 08/21/2022		190,000	182,030
3.90%, 08/21/2027		160,000	151,360
Western Digital Corp.
4.75%, 02/15/2026		2,317,000	2,311,903
			158,135,482
Utilities - 1.57%
AEP Texas, Inc.
3.85%, 10/01/2025 (1)		1,500,000	1,527,356
AEP Transmission Co. LLC
3.10%, 12/01/2026 (1)		1,575,000	1,518,778
Black Hills Corp.
2.50%, 01/11/2019		1,555,000	1,553,822
Calpine Corp.
5.25%, 06/01/2026 (1)		133,000	128,345
Cleco Power LLC
6.00%, 12/01/2040		1,000,000	1,187,514
Dominion Energy, Inc.
1.88%, 12/15/2018 (1)		4,500,000	4,469,177
3.90%, 10/01/2025		2,480,000	2,474,973
Duke Energy Carolinas LLC
4.25%, 12/15/2041		1,650,000	1,713,008
3.70%, 12/01/2047		2,500,000	2,405,340
Duke Energy Progress LLC
3.25%, 08/15/2025		2,613,000	2,598,929
4.10%, 03/15/2043		900,000	918,844
4.20%, 08/15/2045		1,000,000	1,036,290
Duquesne Light Holdings, Inc.
6.40%, 09/15/2020 (1)		400,000	427,966
5.90%, 12/01/2021 (1)		1,500,000	1,620,678
Empresas Publicas de Medellin ESP
8.38%, 11/08/2027 (1)	COP	4,844,000,000	1,792,391
Enel Americas SA
4.00%, 10/25/2026		$2,600,000	2,534,116
Enel Finance International NV
2.75%, 04/06/2023 (1)		3,060,000	2,955,942
3.63%, 05/25/2027 (1)		3,175,000	3,021,879
4.75%, 05/25/2047 (1)		3,405,000	3,486,991
Entergy Corp.
5.13%, 09/15/2020		1,250,000	1,301,325
Entergy Texas, Inc.
7.13%, 02/01/2019		4,000,000	4,130,609
FirstEnergy Corp.
3.90%, 07/15/2027		3,385,000	3,322,067
FirstEnergy Transmission LLC
4.35%, 01/15/2025 (1)		5,535,000	5,692,616
Indiana Michigan Power Co.
7.00%, 03/15/2019		3,722,000	3,861,947
3.20%, 03/15/2023		3,000,000	2,965,266
Infraestructura Energetica Nova SAB de CV
3.75%, 01/14/2028 (1)		1,685,000	1,603,277
4.88%, 01/14/2048 (1)		1,045,000	974,463
ITC Holdings Corp.
3.25%, 06/30/2026		2,000,000	1,919,034
Jersey Central Power & Light Co.
4.80%, 06/15/2018		2,000,000	2,007,171
4.70%, 04/01/2024 (1)		150,000	159,175
4.30%, 01/15/2026 (1)		1,000,000	1,028,659
Kansas City Power & Light Co.
3.65%, 08/15/2025		1,700,000	1,704,127
KazMunayGas National Co. JSC
4.75%, 04/19/2027		630,000	629,238
KeySpan Gas East Corp.
2.74%, 08/15/2026 (1)		4,500,000	4,211,100
Metropolitan Edison Co.
4.00%, 04/15/2025 (1)		4,000,000	4,033,477
MidAmerican Energy Co.
4.25%, 05/01/2046		949,000	998,801
NextEra Energy Capital Holdings, Inc.
1.65%, 09/01/2018		3,230,000	3,214,924
2.40%, 09/15/2019		793,000	786,951
NextEra Energy Operating Partners LP
4.50%, 09/15/2027 (1)		900,000	848,250
NiSource, Inc.
4.38%, 05/15/2047		2,097,000	2,101,896
Northern States Power Co./MN
4.00%, 08/15/2045		1,000,000	1,020,758
NRG Energy, Inc.
7.25%, 05/15/2026		950,000	1,007,000
5.75%, 01/15/2028 (1)		230,000	224,825
Origin Energy Finance Ltd.
3.50%, 10/09/2018 (1)		1,160,000	1,162,239
Perusahaan Gas Negara Persero Tbk
5.13%, 05/16/2024		200,000	206,565
5.13%, 05/16/2024		2,100,000	2,168,932
PPL WEM Ltd. / Western Power Distribution Ltd.
5.38%, 05/01/2021 (1)		2,615,000	2,740,967
Public Service Co. of New Mexico
3.85%, 08/01/2025		2,000,000	2,026,906
Puget Energy, Inc.
6.50%, 12/15/2020		2,903,000	3,130,883
Rockies Express Pipeline LLC
6.00%, 01/15/2019 (1)		1,249,000	1,270,857
Rockpoint Gas Storage Canada Ltd.
7.00%, 03/31/2023 (1)		30,000	29,962
Ruby Pipeline LLC
6.00%, 04/01/2022 (1)		4,734,848	4,939,474
Sempra Energy
3.25%, 06/15/2027		714,000	677,861
3.40%, 02/01/2028		3,780,000	3,614,847
3.80%, 02/01/2038		5,345,000	5,028,050
4.00%, 02/01/2048		760,000	706,655
Southern Co. Gas Capital Corp.
3.50%, 09/15/2021		3,250,000	3,267,936
4.40%, 05/30/2047		1,915,000	1,937,016
Spire, Inc.
3.54%, 02/27/2024		5,000,000	4,940,525
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/2022 (1)		3,700,000	3,601,224
Tucson Electric Power Co.
3.05%, 03/15/2025		3,000,000	2,903,303
			131,473,497
Total Corporate Bonds (Cost $2,995,999,661)			$2,967,890,962

Government Related - 21.37%
Abu Dhabi Government International Bond
2.50%, 10/11/2022 (1)		$2,400,000	$2,311,560
3.13%, 10/11/2027 (1)		2,400,000	2,268,000
4.13%, 10/11/2047 (1)		1,900,000	1,777,648
Africa Finance Corp.
3.88%, 04/13/2024 (1)		1,085,000	1,045,669
Argentina Bocon
23.23% (BADLARPP + 0.000%), 10/04/2022 (2)	ARS	3,900,000	320,593
Argentina Bonar Bonds
24.96% (BADLARPP + 2.500%), 03/11/2019 (2)		1,300,000	66,669
26.25% (BADLARPP + 3.250%), 03/01/2020 (2)		3,000,000	158,695
24.94% (BADLARPP + 2.000%), 04/03/2022 (2)		163,749,000	8,336,697
Argentina POM Politica Monetaria
27.93% (ARPP7DRR + 0.000%), 06/21/2020 (2)		135,585,000	7,212,613
Argentine Republic Government International Bond
3.88%, 01/15/2022	EUR	16,200,000	20,465,529
3.38%, 01/15/2023		600,000	730,298
5.88%, 01/11/2028		$4,230,000	3,978,315
5.25%, 01/15/2028	EUR	300,000	359,907
7.82%, 12/31/2033		220,177	305,458
2.26%, 12/31/2038 (3)		179,000	152,193
6.25%, 11/09/2047		300,000	341,709
Autonomous Community of Catalonia
4.75%, 06/04/2018		28,000	34,651
4.95%, 02/11/2020		50,000	65,826
4.90%, 09/15/2021		50,000	67,150
Bay Area Toll Authority
6.26%, 04/01/2049		$650,000	913,094
Bermuda Government International Bond
4.14%, 01/03/2023 (1)		544,000	561,930
4.85%, 02/06/2024 (1)		815,000	857,421
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028		2,540,000	2,640,279
City of New York NY
3.55%, 12/01/2028		3,645,000	3,671,608
6.27%, 12/01/2037		800,000	1,069,336
Colombian TES
7.50%, 08/26/2026	COP	10,669,900,000	4,095,958
Commonwealth of Puerto Rico
5.00%, 07/01/2021 (10)		$240,000	103,800
4.13%, 07/01/2022 (10)		100,000	43,250
5.70%, 07/01/2023 (10)		170,000	75,225
5.25%, 07/01/2026 (10)		200,000	89,500
5.00%, 07/01/2028 (10)		20,000	8,950
5.13%, 07/01/2028 (10)		30,000	13,425
5.38%, 07/01/2030 (10)		165,000	71,363
5.13%, 07/01/2031 (10)		2,590,000	1,159,025
5.50%, 07/01/2032 (10)		1,610,000	720,475
8.00%, 07/01/2035 (10)		800,000	340,000
5.13%, 07/01/2037 (10)		190,000	82,175
5.25%, 07/01/2037 (10)		100,000	44,750
5.75%, 07/01/2038 (10)		80,000	35,800
6.00%, 07/01/2038 (10)		610,000	272,975
5.50%, 07/01/2039 (10)		520,000	224,900
6.00%, 07/01/2039 (10)		55,000	24,612
6.50%, 07/01/2040 (10)		30,000	12,975
5.00%, 07/01/2041 (10)		395,000	166,887
5.75%, 07/01/2041 (10)		100,000	43,250
East Bay Municipal Utility District Water System Revenue
5.87%, 06/01/2040		985,000	1,280,510
European Investment Bank
1.75%, 06/17/2019		2,850,000	2,831,170
Export-Import Bank of India
3.88%, 02/01/2028 (1)		200,000	193,786
Federal Republic of Brazil
10.00%, 01/01/2023	BRL	14,685,000	4,637,210
Hungary Government Bond
3.00%, 10/27/2027	HUF	1,276,590,000	5,279,908
Indonesia Government International Bond
3.70%, 01/08/2022 (1)		$270,000	271,004
2.95%, 01/11/2023		1,895,000	1,828,876
International Bank for Reconstruction & Development
4.25%, 06/20/2019	COP	33,740,000,000	12,064,750
Italy Buoni Poliennali Del Tesoro
0.25%, 05/15/2018	EUR	20,500,000	25,241,654
Metropolitan Transportation Authority
7.34%, 11/15/2039		$475,000	715,953
Metropolitan Water District of Southern California
6.54%, 07/01/2039		935,000	979,656
Metropolitan Water Reclamation District of Greater Chicago
5.72%, 12/01/2038		1,000,000	1,262,780
Mexican Bonos
5.00%, 12/11/2019	MXN	760,834	4,028,612
10.00%, 12/05/2024		597,800	3,772,190
5.75%, 03/05/2026		987,571	4,932,423
7.75%, 11/13/2042		2,036,917	11,372,114
Mexico Government International Bond
4.00%, 10/02/2023		$1,116,000	1,142,784
3.60%, 01/30/2025		1,060,000	1,046,220
4.13%, 01/21/2026		915,000	927,810
New York City Transitional Finance Authority Future Tax Secured Revenue
2.80%, 02/01/2026		1,850,000	1,791,003
5.27%, 05/01/2027		3,500,000	4,001,935
New York City Water & Sewer System
5.75%, 06/15/2041		240,000	313,800
5.95%, 06/15/2042		810,000	1,079,511
New York State Dormitory Authority
5.05%, 09/15/2027		1,800,000	2,001,528
5.50%, 03/15/2030		2,000,000	2,315,600
3.88%, 07/01/2046		1,650,000	1,652,475
Peru Government Bond
6.15%, 08/12/2032 (1)	PEN	24,460,000	8,316,567
Perusahaan Penerbit SBSN Indonesia III
4.35%, 09/10/2024		$400,000	406,640
Peruvian Government International Bond
5.70%, 08/12/2024	PEN	8,000,000	2,698,012
8.20%, 08/12/2026 (1)		5,600,000	2,163,219
Province of Manitoba Canada
3.05%, 05/14/2024		$430,000	429,158
Province of Ontario Canada
2.00%, 01/30/2019		6,880,000	6,861,053
2.50%, 09/10/2021		945,000	933,211
Puerto Rico Electric Power Authority
6.05%, 07/01/2032 (10)		100,000	35,250
Saudi Government International Bond
2.88%, 03/04/2023 (1)		2,200,000	2,116,849
4.63%, 10/04/2047 (1)		1,800,000	1,716,750
South Carolina Public Service Authority
2.39%, 12/01/2023		960,000	906,816
Spain Government Bond
1.45%, 10/31/2027 (1)	EUR	4,065,000	5,163,067
State Board of Administration Finance Corp.
2.16%, 07/01/2019		$1,220,000	1,216,974
State of California
7.95%, 03/01/2036		4,085,000	4,472,952
State of Illinois
5.10%, 06/01/2033		640,000	599,891
6.73%, 04/01/2035		70,000	73,363
7.35%, 07/01/2035		55,000	60,031
State of Texas
4.68%, 04/01/2040		410,000	473,460
Svensk Exportkredit AB
1.13%, 08/28/2019		6,925,000	6,801,796
Texas Public Finance Authority
8.25%, 07/01/2024		5,900,000	6,066,026
Turkey Government International Bond
5.63%, 03/30/2021		800,000	828,000
U.S. Treasury Inflation Indexed Bonds
0.13%, 04/15/2022 (8)		20,242,224	19,948,170
0.13%, 07/15/2026 (8)		6,784,637	6,514,148
0.38%, 07/15/2027 (8)		3,903,155	3,803,786
1.00%, 02/15/2048 (8)		9,830,367	10,059,418
U.S. Treasury Note/Bond
0.75%, 04/30/2018		9,975,000	9,968,488
0.88%, 05/31/2018	16,750,000	16,727,256
0.63%, 06/30/2018	10,900,000	10,868,308
0.75%, 10/31/2018	15,235,000	15,127,879
1.25%, 05/31/2019	25,000,000	24,735,029
1.25%, 06/30/2019	14,270,000	14,104,714
1.88%, 12/31/2019	22,000,000	21,851,201
2.00%, 01/31/2020	35,855,000	35,680,621
2.25%, 02/29/2020	64,820,000	64,782,370
2.25%, 03/31/2020	17,565,000	17,553,869
1.50%, 08/15/2020	56,840,000	55,741,571
1.75%, 11/15/2020	26,985,000	26,560,134
1.38%, 04/30/2021	9,300,000	9,013,140
1.38%, 05/31/2021	3,000,000	2,903,115
2.38%, 01/31/2023	107,635,000	106,715,399
2.63%, 02/28/2023	179,240,000	179,722,785
2.50%, 03/31/2023	35,400,000	35,277,891
2.00%, 05/31/2024	58,440,000	56,236,013
2.38%, 08/15/2024 (9)	39,200,000	38,516,911
2.00%, 11/15/2026 (9)	44,737,000	42,163,083
2.25%, 02/15/2027 (9)	141,695,000	136,091,236
2.25%, 11/15/2027	102,805,000	98,401,876
2.75%, 02/15/2028	66,300,000	66,283,774
4.63%, 02/15/2040	18,930,000	24,181,434
2.50%, 02/15/2045	62,700,000	57,126,338
3.00%, 05/15/2045 (9)	36,855,000	37,008,849
2.50%, 02/15/2046	12,560,000	11,405,906
2.50%, 05/15/2046	11,105,000	10,076,304
2.88%, 11/15/2046	11,510,000	11,263,494
3.00%, 05/15/2047	6,350,000	6,367,253
2.75%, 08/15/2047	28,195,000	26,887,886
2.75%, 11/15/2047	24,330,000	23,207,625
3.00%, 02/15/2048	240,915,000	241,762,676
University of California
4.60%, 05/15/2031	2,800,000	3,092,124
4.13%, 05/15/2045	190,000	197,704
Venezuela Government International Bond
6.00%, 12/09/2020 (10)	30,000	8,610
9.00%, 05/07/2023 (10)	29,000	8,604
8.25%, 10/13/2024 (10)	144,000	42,581
7.65%, 04/21/2025 (10)	234,000	69,662
9.25%, 09/15/2027 (10)	899,000	289,208
9.25%, 05/07/2028 (10)	129,000	38,145
7.00%, 03/31/2038 (10)	187,000	57,540
Total Government Related (Cost $1,797,215,522)		$1,795,090,618
Mortgage-Backed Obligations - 23.22%
225 Liberty Street Trust 2016-225L
3.60%, 02/12/2036 (1)	$3,010,000	$3,021,691
280 Park Avenue 2017-280P Mortgage Trust
2.66% (1 Month LIBOR USD + 0.880%), 09/15/2034 (1)(2)	2,670,000	2,680,463
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033	904,083	926,914
6.00%, 12/25/2033	255,022	255,694
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034	626,239	642,813
5.50%, 08/25/2034	701,198	718,556
Alternative Loan Trust 2005-61
2.25% (1 Month LIBOR USD + 0.380%), 12/25/2035 (2)	70,425	61,637
Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036	16,383,724	13,982,540
Alternative Loan Trust 2006-HY12
3.41%, 08/25/2036 (3)	406,668	416,312
Alternative Loan Trust 2006-OA17
2.02% (1 Month LIBOR USD + 0.195%), 12/20/2046 (2)	22,704,911	19,212,894
Alternative Loan Trust 2006-OA7
2.22% (12 Month US Treasury Average + 0.940%), 06/25/2046 (2)	17,927,528	14,796,368
Alternative Loan Trust 2007-OA2
2.00% (1 Month LIBOR USD + 0.130%), 03/25/2047 (2)	15,628,899	12,725,061
Atrium Hotel Portfolio Trust
2.71% (1 Month LIBOR USD + 0.930%), 11/15/2019 (1)(2)	3,120,000	3,122,882
3.28% (1 Month LIBOR USD + 1.500%), 12/15/2036 (1)(2)	1,095,000	1,096,011
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/12/2030 (1)	3,010,000	2,981,557
BAMLL Re-REMIC Trust 2016-RRLD11
5.95%, 06/17/2019 (1)(3)	100,000	47,100
5.95%, 06/17/2050 (1)(3)	9,267,220	9,263,566
Banc of America Commercial Mortgage Trust 2007-5
5.86%, 02/10/2051 (3)(11)	10,586,658	10,887,743
Banc of America Funding 2015-R7 Trust
2.12% (12 Month US Treasury Average + 0.920%), 09/26/2046 (1)(2)	1,929,214	1,940,189
Banc of America Funding 2015-R8 Trust
2.04%, 11/27/2046 (1)(3)	2,904,064	2,922,882
BANK 2017-BNK4
4.00%, 05/17/2050	960,000	975,879
BANK 2017-BNK5
3.08%, 06/17/2060 (1)(3)	785,000	617,854
3.90%, 06/17/2060 (3)	1,167,000	1,177,154
Bayview Opportunity Master Fund IVa Trust 2017-RT1
3.00%, 03/28/2057 (1)(3)	240,870	237,640
Bear Stearns ALT-A Trust 2005-1
3.00% (1 Month LIBOR USD + 1.125%), 01/25/2035 (2)	6,750,000	5,923,857
Bear Stearns ARM Trust 2003-3
3.77%, 05/25/2033 (3)	857,795	869,919
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041 (1)(3)	4,730,731	4,450,092
BENCHMARK 2018-B1 Mortgage Trust
4.12%, 01/18/2051	190,000	189,711
BX Trust 2017-IMC
4.03% (1 Month LIBOR USD + 2.250%), 10/15/2032 (1)(2)	1,440,000	1,443,194
BXP Trust 2017-GM
3.38%, 06/15/2039 (1)	6,185,000	6,119,916
CD 2007-CD5 Mortgage Trust
6.15%, 11/15/2044 (1)(3)	13,680,000	13,676,306
CD 2016-CD2 Mortgage Trust
2.78%, 11/15/2049 (3)	885,000	681,292
CGBAM Commercial Mortgage Trust 2015-SMRT
2.81%, 04/12/2028 (1)	1,500,000	1,496,998
CGGS COML MTG TR 2018-WSS
2.85%, 02/17/2037	1,715,000	1,716,100
CGGS Commercial Mortgage Trust 2018-WSS
2.65% (1 Month LIBOR USD + 0.900%), 02/17/2037 (1)(2)	3,950,000	3,952,653
3.10% (1 Month LIBOR USD + 1.350%), 02/17/2037 (1)(2)	1,580,000	1,581,916
4.05% (1 Month LIBOR USD + 2.300%), 02/17/2037 (1)(2)	3,870,000	3,876,377
CGRBS Commercial Mortgage Trust 2013-VN05
3.37%, 03/15/2035 (1)	2,580,000	2,586,002
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037 (1)	3,878,719	3,357,494
CIM Trust
2.30%, 05/25/2057 (1)(3)	6,013,698	5,961,072
3.66% (1 Month LIBOR USD + 2.000%), 10/25/2057 (1)(2)	6,619,572	6,709,704
Citigroup Commercial Mortgage Trust 2015-GC27
2.69%, 02/12/2048	1,700,000	1,698,075
3.57%, 02/12/2048	430,000	423,631
Citigroup Commercial Mortgage Trust 2015-GC33
4.11%, 09/12/2058	350,000	356,823
Citigroup Commercial Mortgage Trust 2016-P3
3.06%, 04/16/2049	1,225,000	1,191,822
Citigroup Commercial Mortgage Trust 2018-B2
4.83%, 03/10/2051 (3)		1,195,000	1,240,450
Clavis Securities Plc
0.78% (3 Month LIBOR GBP + 0.170%), 12/15/2032 (2)	GBP	1,359,260	1,859,066
CLNS Trust 2017-IKPR
2.54% (1 Month LIBOR USD + 0.800%), 06/11/2032 (1)(2)		$315,000	315,300
COLT 2017-1 Mortgage Loan Trust
2.61%, 05/27/2047 (1)(3)		305,677	303,229
COLT 2017-2 Mortgage Loan Trust
2.77%, 10/25/2047 (1)(3)		665,973	666,711
COLT 2018-1 Mortgage Loan Trust
2.93%, 02/25/2048 (1)(3)		1,369,245	1,369,190
2.98%, 02/25/2048 (1)(3)		392,581	392,562
COMM 2013-300P Mortgage Trust
4.35%, 08/12/2030 (1)		720,000	756,498
COMM 2013-CCRE12 Mortgage Trust
4.05%, 10/15/2046		1,830,000	1,903,279
COMM 2013-SFS Mortgage Trust
2.99%, 04/13/2035 (1)(3)		1,445,000	1,416,776
COMM 2014-277P Mortgage Trust
3.61%, 08/12/2049 (1)(3)		735,000	746,779
COMM 2014-CCRE20 Mortgage Trust
3.94%, 11/13/2047		1,115,000	1,137,885
COMM 2014-UBS2 Mortgage Trust
4.98%, 03/12/2047 (3)		800,000	813,991
COMM 2014-UBS4 Mortgage Trust
4.63%, 08/12/2047 (3)		490,000	494,233
COMM 2014-UBS6 Mortgage Trust
4.46%, 12/10/2047 (3)		1,013,000	988,317
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2055		2,020,000	2,051,364
COMM 2015-CCRE25 Mortgage Trust
4.55%, 08/10/2048 (3)		964,000	964,773
COMM 2015-CCRE26 Mortgage Trust
3.63%, 10/13/2048		4,055,000	4,087,950
COMM 2015-DC1 Mortgage Trust
3.72%, 02/12/2048		2,495,000	2,509,627
COMM 2015-LC23 Mortgage Trust
4.16%, 10/13/2048 (3)		1,135,000	1,171,682
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050		515,000	528,201
4.44%, 07/12/2050 (3)		440,000	441,163
COMM 2016-787S Mortgage Trust
3.55%, 02/12/2036 (1)		760,000	756,663
COMM 2017-COR2 Mortgage Trust
3.51%, 09/12/2050		3,110,000	3,095,627
COMM 2017-PANW Mortgage Trust
3.41%, 10/12/2029 (1)(3)		1,285,000	1,262,254
Commercial Mortgage Asset Trust
6.25%, 01/17/2032 (1)(11)		705,356	712,410
Core Industrial Trust 2015-CALW
3.04%, 02/10/2034 (1)		2,301,000	2,300,247
Countrywide Asset-Backed Certificates
2.67% (1 Month LIBOR USD + 0.800%), 11/25/2035 (2)		1,227,075	1,225,878
Credit Suisse First Boston Mortgage Securities Co.
5.75%, 11/25/2033		140,884	145,227
Credit Suisse Mortgage Capital Certificates
3.64%, 11/17/2034 (1)		3,055,000	3,119,283
3.81%, 11/17/2034 (1)(3)		560,000	569,814
CSAIL 2015-C2 Commercial Mortgage Trust
4.21%, 06/15/2057		1,630,000	1,631,804
CSAIL 2015-C3 Commercial Mortgage Trust
3.72%, 08/17/2048		3,013,000	3,050,853
CSAIL 2016-C6 Commercial Mortgage Trust
3.09%, 01/15/2049		840,000	813,826
CSAIL 2016-C7 Commercial Mortgage Trust
3.96%, 11/18/2049 (3)		1,360,000	1,386,027
CSMC 2014-USA OA LLC
4.37%, 09/17/2037 (1)		365,000	350,480
DBCG 2017-BBG Mortgage Trust
2.48% (1 Month LIBOR USD + 0.700%), 06/15/2034 (1)(2)		2,645,000	2,646,652
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-2
2.27% (1 Month LIBOR USD + 0.400%), 04/25/2035 (2)		7,013,328	6,713,966
Eleven Madison Trust 2015-11MD Mortgage Trust
3.55%, 09/12/2035 (1)(3)		3,110,000	3,155,155
Eurosail-UK 2007-5np Plc
1.37% (3 Month LIBOR GBP + 0.770%), 09/13/2045 (2)	GBP	12,438,350	16,285,939
Fannie Mae Connecticut Avenue Securities
6.42% (1 Month LIBOR USD + 4.550%), 02/25/2025 (2)		$1,540,925	1,672,444
3.22% (1 Month LIBOR USD + 1.350%), 01/25/2029 (2)		126,360	126,937
3.17% (1 Month LIBOR USD + 1.300%), 05/25/2029 (2)		164,152	164,836
3.02% (1 Month LIBOR USD + 1.150%), 09/25/2029 (2)		985,043	991,797
5.52% (1 Month LIBOR USD + 3.650%), 09/25/2029 (2)		2,560,000	2,785,605
4.87% (1 Month LIBOR USD + 3.000%), 10/25/2029 (2)		410,000	434,885
4.72% (1 Month LIBOR USD + 2.850%), 11/26/2029 (2)		2,050,000	2,134,680
4.67% (1 Month LIBOR USD + 2.800%), 02/25/2030 (2)		985,000	1,018,946
4.37% (1 Month LIBOR USD + 2.500%), 05/28/2030 (2)		2,445,000	2,482,860
4.07% (1 Month LIBOR USD + 2.200%), 08/26/2030 (2)		1,210,000	1,216,542
Fannie Mae Pool
3.68%, 10/01/2021		1,145,135	1,175,603
2.28%, 11/01/2022		1,584,038	1,545,380
2.54%, 03/01/2023		13,496,374	13,188,140
2.81%, 04/01/2025		980,000	967,516
3.89%, 08/01/2025		1,458,402	1,531,296
2.74%, 03/01/2026		1,535,000	1,497,521
4.59%, 08/01/2026		1,130,272	1,225,216
3.40%, 11/01/2026		2,758,665	2,811,343
4.19%, 11/01/2026		1,160,057	1,219,195
3.47%, 12/01/2026		2,949,657	3,006,812
3.22%, 01/01/2027		3,565,000	3,571,619
3.22%, 01/01/2027		3,565,000	3,571,619
3.00%, 04/15/2027 (4)		19,400,000	19,366,572
2.96%, 05/01/2027		2,192,708	2,160,317
4.00%, 05/01/2027		1,176,066	1,210,094
2.91%, 04/01/2028		1,991,163	1,945,683
2.82%, 05/01/2028		2,214,941	2,148,668
2.68%, 08/01/2028		4,220,000	4,016,001
3.00%, 10/01/2028		501,770	502,711
3.50%, 05/15/2029 (4)		7,060,000	7,183,664
3.24%, 06/01/2029		5,580,000	5,566,336
3.24%, 06/01/2029		5,420,000	5,406,728
3.25%, 06/01/2029		4,935,000	4,928,356
4.00%, 07/01/2029		1,261,634	1,298,300
3.10%, 08/01/2029		6,355,000	6,224,917
3.00%, 05/01/2030		259,728	259,896
2.50%, 07/01/2030		1,340,115	1,317,209
2.50%, 07/01/2030		770,773	757,596
2.50%, 08/01/2030		1,953,042	1,919,648
3.55%, 08/01/2030		1,530,077	1,563,185
3.00%, 09/01/2030		3,044,797	3,046,767
3.00%, 12/01/2030		1,133,243	1,133,973
2.50%, 11/01/2031		793,910	777,906
3.50%, 11/01/2031		13,320,889	13,591,449
3.00%, 06/01/2032		2,384,404	2,381,803
3.00%, 07/01/2032		1,799,653	1,797,690
3.25%, 07/01/2032		4,250,023	4,227,219
3.00%, 08/01/2032	7,972,461	7,963,762
3.50%, 11/01/2032	2,636,342	2,693,935
3.50%, 03/01/2033	776,314	792,145
3.00%, 04/01/2033	5,484	5,356
3.00%, 06/01/2033	18,616	18,182
3.00%, 10/01/2033	2,724,701	2,714,152
6.00%, 03/01/2034	2,680,809	2,993,593
5.50%, 05/01/2034	2,254,338	2,476,143
5.50%, 07/01/2034	552,915	607,405
3.50%, 02/01/2035	191,893	195,338
5.00%, 07/01/2035	1,081,479	1,171,046
4.50%, 11/01/2035	472,864	497,394
3.50%, 01/01/2036	1,883,405	1,917,800
5.00%, 02/01/2036	1,774,846	1,915,700
6.00%, 06/01/2036	17,292	19,420
5.50%, 07/01/2036	212,459	233,676
3.00%, 11/01/2036	2,364,117	2,348,492
3.00%, 11/01/2036	2,041,757	2,028,263
3.00%, 11/01/2036	281,710	279,847
3.00%, 12/01/2036	2,570,640	2,552,714
3.00%, 12/01/2036	366,225	363,671
3.00%, 10/01/2037	57,999	57,559
6.00%, 07/01/2038	1,711,357	1,908,002
6.00%, 10/01/2038	108,389	121,564
5.50%, 12/01/2039	456,202	499,072
5.50%, 03/01/2040	2,575,615	2,828,544
5.00%, 05/01/2040	43,555	46,859
6.50%, 05/01/2040	637,887	712,220
5.00%, 06/01/2040	13,950	15,057
4.50%, 08/01/2040	133,536	141,207
4.50%, 09/01/2040	50,806	53,721
4.00%, 11/01/2040	123,920	128,034
4.00%, 11/01/2040	3,735,123	3,846,913
4.00%, 11/01/2040	459,649	474,915
4.50%, 11/01/2040	3,233,120	3,419,351
4.00%, 12/01/2040	309,429	319,714
4.00%, 01/01/2041	226,104	233,605
4.50%, 01/01/2041	34,020	35,979
4.00%, 02/01/2041	999,841	1,033,646
4.00%, 02/01/2041	223,892	231,315
4.00%, 02/01/2041	737,583	762,075
4.50%, 02/01/2041	442,966	468,333
5.00%, 02/01/2041	1,105,179	1,186,841
3.50%, 04/15/2041 (4)	31,590,000	31,634,817
4.00%, 04/15/2041 (4)	33,600,000	34,464,619
4.50%, 04/15/2041 (4)	43,600,000	45,637,084
5.50%, 06/01/2041	486,144	537,967
5.00%, 07/01/2041	1,295,119	1,396,995
4.50%, 08/01/2041	56,336	59,572
5.00%, 08/01/2041	478,912	517,731
4.00%, 09/01/2041	449,677	464,575
4.50%, 11/01/2041	945,233	997,744
3.50%, 12/01/2041	89,737	90,523
4.00%, 01/01/2042	4,001,436	4,134,743
4.00%, 01/01/2042	64,009	66,139
4.00%, 02/01/2042	106,308	109,834
5.50%, 02/01/2042	1,960,654	2,140,604
5.50%, 02/01/2042	1,219,925	1,329,419
5.00%, 03/01/2042	735,432	794,572
3.50%, 06/01/2042	128,932	129,821
3.50%, 06/01/2042	84,441	85,025
3.48%, 07/01/2042	4,280,416	4,214,775
3.50%, 07/01/2042	111,435	112,201
3.50%, 07/01/2042	820,674	826,317
3.50%, 08/01/2042	225,520	227,075
3.50%, 09/01/2042	250,687	252,415
3.50%, 09/01/2042	319,382	321,580
3.50%, 10/01/2042	710,365	715,263
2.50%, 12/01/2042	315,769	298,810
3.50%, 12/01/2042	2,550,870	2,568,508
3.50%, 12/01/2042	1,546,379	1,557,017
2.50%, 01/01/2043	735,432	695,852
2.50%, 01/01/2043	972,662	920,312
3.00%, 01/01/2043	15,306	15,033
3.50%, 01/01/2043	358,994	361,479
2.50%, 02/01/2043	590,885	559,149
3.00%, 02/01/2043	899,344	883,340
3.00%, 02/01/2043	18,175	17,851
3.00%, 03/01/2043	32,447	31,869
3.00%, 03/01/2043	155,078	152,316
3.00%, 03/01/2043	17,030	16,727
3.50%, 03/01/2043	1,478,198	1,488,383
2.50%, 04/01/2043	434,185	410,818
3.00%, 04/01/2043	17,101	16,796
3.00%, 04/01/2043	1,007,941	991,612
3.50%, 04/01/2043	124,722	125,658
3.00%, 04/15/2043 (4)	13,530,000	13,184,524
3.00%, 05/01/2043	787,559	774,746
3.50%, 05/01/2043	589,779	593,843
3.00%, 06/01/2043	14,919,574	14,676,691
3.50%, 06/01/2043	179,899	181,287
3.50%, 06/01/2043	2,337,839	2,355,370
3.50%, 06/01/2043	1,098,713	1,106,974
3.50%, 07/01/2043	148,182	149,294
3.50%, 07/01/2043	226,508	228,326
3.00%, 08/01/2043	384,627	377,791
3.00%, 08/01/2043	10,339,750	10,171,429
3.00%, 08/01/2043	201,698	196,308
3.50%, 08/01/2043	151,801	152,988
3.50%, 08/01/2043	140,560	141,527
3.50%, 09/01/2043	636,786	641,834
4.00%, 09/01/2043	2,469,418	2,546,718
5.50%, 10/01/2043	860,580	954,237
4.00%, 12/01/2043	4,692,809	4,834,195
3.50%, 01/01/2044	1,407,933	1,421,121
3.50%, 01/01/2044	227,884	229,452
3.00%, 02/01/2044	44,978	43,775
3.50%, 03/01/2044	293,290	295,487
4.50%, 06/01/2044	745,368	782,523
3.50%, 07/01/2044	1,061,508	1,069,656
4.50%, 08/01/2044	826,635	867,290
3.00%, 09/01/2044	81,122	79,676
5.00%, 11/01/2044	4,297,162	4,637,208
4.50%, 02/01/2045	805,750	845,881
5.00%, 02/01/2045	1,773,000	1,916,673
3.00%, 04/01/2045	42,375	41,252
3.50%, 04/01/2045	2,056,168	2,064,303
3.50%, 04/01/2045	81,569	81,917
3.00%, 05/01/2045	1,659,557	1,625,342
3.00%, 05/01/2045	774,683	762,091
3.50%, 05/01/2045	2,319,887	2,329,748
3.50%, 05/01/2045	2,750,749	2,760,787
3.50%, 06/01/2045	2,988,566	3,001,279
3.50%, 06/01/2045	3,540,528	3,552,903
4.00%, 06/01/2045	10,518,798	10,815,019
4.50%, 06/01/2045	490,684	517,020
3.00%, 07/01/2045	1,197,471	1,170,379
3.00%, 07/01/2045	7,639,042	7,481,477
3.50%, 07/01/2045	3,605,755	3,618,361
4.00%, 07/01/2045	1,393,715	1,431,135
5.00%, 07/01/2045	918,719	993,167
3.50%, 08/01/2045	78,672	78,940
4.00%, 09/01/2045	222,946	228,893
4.00%, 09/01/2045	165,830	170,245
3.50%, 10/01/2045	501,688	503,397
4.00%, 10/01/2045	4,295,836	4,410,659
3.50%, 11/01/2045	9,606,070	9,633,670
3.50%, 11/01/2045	529,080	530,881
3.50%, 12/01/2045	1,844,410	1,849,421
4.00%, 12/01/2045	1,476,091	1,521,227
4.00%, 12/01/2045	907,188	931,693
4.00%, 12/01/2045	212,805	219,310
3.50%, 01/01/2046	45,259	45,450
3.50%, 01/01/2046	129,043	129,374
4.50%, 02/01/2046	3,855,681	4,045,217
3.00%, 03/01/2046	1,203,603	1,175,671
4.00%, 03/01/2046	2,264,417	2,327,006
4.00%, 03/01/2046	1,996,974	2,060,783
4.50%, 03/01/2046	2,708,811	2,839,854
3.50%, 04/01/2046	833,421	835,557
3.00%, 06/01/2046	494,084	482,915
3.50%, 06/01/2046	4,347,280	4,365,633
3.50%, 06/01/2046	3,340,281	3,358,200
3.00%, 08/01/2046	150,940	146,906
3.00%, 09/01/2046	177,495	172,812
3.50%, 09/01/2046	9,036,036	9,063,353
4.00%, 09/01/2046	3,133,356	3,232,777
4.00%, 09/01/2046	129,210	132,669
3.00%, 10/01/2046	5,148,571	5,023,840
3.00%, 11/01/2046	2,432,193	2,373,256
3.00%, 11/01/2046	2,534,744	2,477,022
3.00%, 11/01/2046	1,413,237	1,381,055
3.00%, 11/01/2046	2,089,179	2,037,674
3.00%, 11/01/2046	1,050,326	1,026,404
3.00%, 11/01/2046	6,453,583	6,297,274
3.00%, 12/01/2046	1,687,517	1,645,917
3.00%, 12/01/2046	5,411,026	5,287,787
3.00%, 12/01/2046	3,172,495	3,094,289
3.50%, 12/01/2046	2,846,181	2,853,484
3.00%, 01/01/2047	3,469,987	3,393,819
3.50%, 01/01/2047	2,062,777	2,068,080
3.50%, 02/01/2047	1,942,177	1,947,167
4.00%, 02/01/2047	7,070,714	7,257,770
4.00%, 03/01/2047	3,670,560	3,768,364
3.00%, 04/01/2047	2,712,140	2,650,345
3.50%, 04/01/2047	5,993,547	6,008,943
4.00%, 04/01/2047	5,705,535	5,858,147
4.50%, 04/01/2047	7,866,186	8,246,486
4.50%, 04/01/2047	2,980,789	3,123,461
3.50%, 06/01/2047	2,139,161	2,144,664
4.00%, 06/01/2047	2,206,868	2,265,250
4.00%, 06/01/2047	6,581,204	6,762,794
4.00%, 06/01/2047	7,168,784	7,361,154
4.00%, 07/01/2047	5,692,401	5,849,759
4.00%, 07/01/2047	1,765,579	1,813,203
4.00%, 08/01/2047	4,484,662	4,605,860
4.00%, 08/01/2047	3,807,720	3,910,820
3.50%, 09/01/2047	8,899,149	8,922,045
3.00%, 10/01/2047	5,058,626	4,933,835
3.00%, 11/01/2047	2,243,797	2,188,423
3.50%, 12/01/2047	19,663,950	19,707,765
3.00%, 01/01/2048	11,456,629	11,173,552
3.50%, 01/01/2048	21,877,148	21,930,259
3.50%, 02/01/2048	1,033,088	1,035,498
4.00%, 02/01/2048	10,703,920	10,994,397
3.50%, 03/01/2048	28,900,000	28,964,603
3.50%, 08/01/2056	2,805,666	2,804,185
Fannie Mae REMICS
2.37% (1 Month LIBOR USD + 0.500%), 05/25/2046 (2)	1,914,973	1,936,739
2.32% (1 Month LIBOR USD + 0.450%), 10/25/2046 (2)	278,284	280,923
2.37% (1 Month LIBOR USD + 0.500%), 01/25/2047 (2)	232,507	235,160
2.32% (1 Month LIBOR USD + 0.450%), 03/25/2047 (2)	885,755	892,102
Fannie Mae-Aces
3.06%, 05/25/2027 (3)	7,700,000	7,582,505
Flagstar Mortgage Trust 2017-2
4.14%, 10/25/2047 (1)(3)	1,353,915	1,364,658
Freddie Mac Gold Pool
2.50%, 07/01/2030	1,662,005	1,627,633
3.00%, 03/01/2031	1,027,537	1,025,787
2.50%, 12/01/2031	8,849,447	8,666,035
8.00%, 04/01/2032	290,118	343,714
3.00%, 12/01/2032	3,736,560	3,730,168
4.50%, 04/15/2041 (4)	2,020,000	2,114,219
5.50%, 08/01/2041	8,961,892	9,959,592
5.00%, 11/01/2041	1,360,203	1,466,647
5.00%, 03/01/2042	492,996	535,995
4.50%, 07/01/2042	879,995	930,623
3.00%, 02/01/2043	972,583	955,268
3.00%, 02/01/2043	103,617	101,646
3.00%, 03/01/2043	37,485	36,773
3.00%, 03/01/2043	18,974	18,615
3.50%, 10/01/2043	1,057,405	1,064,757
3.50%, 01/01/2044	1,255,840	1,264,570
4.50%, 05/01/2044	536,950	569,082
4.00%, 01/01/2045	2,570,809	2,658,669
4.00%, 04/15/2045 (4)	16,845,000	17,283,704
4.50%, 06/01/2045	922,039	980,812
4.00%, 07/01/2045	834,835	859,988
3.50%, 10/01/2045	14,688,383	14,771,192
4.00%, 12/01/2045	5,461,295	5,647,114
4.50%, 02/01/2046	941,303	1,001,295
3.50%, 03/01/2046	2,182,022	2,194,322
4.50%, 05/01/2046	1,004,184	1,069,379
3.00%, 06/01/2046	9,228,249	9,005,285
3.50%, 06/01/2046	9,943,584	9,978,029
4.50%, 06/01/2046	1,187,082	1,261,657
3.00%, 08/01/2046	11,039,074	10,772,280
3.50%, 08/01/2046	25,521,413	25,720,668
3.50%, 08/01/2046	15,325,209	15,378,311
3.00%, 09/01/2046	2,387,207	2,329,503
3.00%, 10/01/2046	7,312,723	7,134,826
3.00%, 11/01/2046	3,421,606	3,337,837
3.50%, 11/01/2046	3,380,855	3,392,586
3.00%, 12/01/2046	2,410,166	2,351,160
3.00%, 01/01/2047	11,756,330	11,461,053
3.00%, 02/01/2047	8,342,023	8,136,086
3.50%, 02/01/2047	1,718,223	1,723,724
4.50%, 02/01/2047	871,752	928,812
3.00%, 03/01/2047	6,136,281	5,984,478
3.50%, 04/01/2047	19,489,861	19,596,496
3.50%, 04/01/2047	8,207,504	8,232,299
3.00%, 08/01/2047	2,613,592	2,549,156
3.50%, 12/01/2047	18,096,373	18,195,390
3.50%, 01/01/2048	23,222,763	23,391,773
3.50%, 03/01/2048	28,915,000	29,078,221
3.50%, 03/01/2048	32,236,825	32,384,813
Freddie Mac Multifamily Structured Pass Through Certificates
1.89% (1 Month LIBOR USD + 0.220%), 07/25/2020 (2)	7,505,000	7,513,587
2.03% (1 Month LIBOR USD + 0.360%), 08/25/2024 (2)	4,869,645	4,886,080
Freddie Mac REMICS
2.28% (1 Month LIBOR USD + 0.500%), 04/15/2046 (2)	683,741	691,349
2.28% (1 Month LIBOR USD + 0.500%), 08/15/2046 (2)	102,989	103,790
2.28% (1 Month LIBOR USD + 0.500%), 09/15/2046 (2)	1,157,253	1,171,559
2.23% (1 Month LIBOR USD + 0.450%), 10/15/2046 (2)	372,726	375,365
2.28% (1 Month LIBOR USD + 0.500%), 10/15/2046 (2)	590,057	593,315
2.28% (1 Month LIBOR USD + 0.500%), 10/15/2046 (2)	362,931	365,419
2.23% (1 Month LIBOR USD + 0.450%), 01/15/2047 (2)	799,518	805,407
2.28% (1 Month LIBOR USD + 0.500%), 02/15/2047 (2)	541,991	547,504
Freddie Mac Structured Agency Credit Risk Debt Notes
4.07% (1 Month LIBOR USD + 2.200%), 02/26/2024 (2)	472,280	486,234
3.52% (1 Month LIBOR USD + 1.650%), 04/25/2024 (2)	1,629,534	1,653,307
4.07% (1 Month LIBOR USD + 2.200%), 03/25/2025 (2)	347,500	350,118
3.82% (1 Month LIBOR USD + 1.950%), 05/27/2025 (2)	2,429,236	2,493,955
3.72% (1 Month LIBOR USD + 1.850%), 10/25/2027 (2)	950,000	969,704
4.72% (1 Month LIBOR USD + 2.850%), 04/25/2028 (2)	3,863,368	4,004,541
4.77% (1 Month LIBOR USD + 2.900%), 07/25/2028 (2)	325,000	333,450
3.87% (1 Month LIBOR USD + 2.000%), 12/26/2028 (2)	955,000	972,437
2.67% (1 Month LIBOR USD + 0.800%), 03/26/2029 (2)	304,309	304,919
5.72% (1 Month LIBOR USD + 3.850%), 03/26/2029 (2)	673,000	750,542
3.07% (1 Month LIBOR USD + 1.200%), 07/25/2029 (2)	355,053	358,131
5.12% (1 Month LIBOR USD + 3.250%), 07/25/2029 (2)	390,000	420,840
5.42% (1 Month LIBOR USD + 3.550%), 08/27/2029 (2)	2,190,000	2,379,358
5.32% (1 Month LIBOR USD + 3.450%), 10/25/2029 (2)	720,000	783,058
2.67% (1 Month LIBOR USD + 0.800%), 12/26/2029 (2)	359,147	360,111
4.52% (1 Month LIBOR USD + 2.650%), 12/26/2029 (2)	250,000	257,766
2.62% (1 Month LIBOR USD + 0.750%), 03/25/2030 (2)	833,481	835,886
2.32% (1 Month LIBOR USD + 0.450%), 07/25/2030 (2)	958,450	954,227
4.15% (1 Month LIBOR USD + 2.300%), 09/25/2030 (2)	3,655,000	3,657,562
3.75%, 02/25/2048 (1)(3)(11)	545,000	480,063
Freddie Mac Whole Loan Securities Trust
3.59%, 12/25/2046 (1)(3)	4,737,697	4,714,302
GAHR Commercial Mortgage Trust 2015-NRF
3.38%, 12/15/2019 (1)(3)	1,250,000	1,241,589
Galton Funding Mortgage Trust 2017-1
3.50%, 11/25/2057 (1)(3)	1,258,915	1,255,649
Ginnie Mae I Pool
7.50%, 08/15/2033	403,911	457,983
5.00%, 09/15/2039	54,751	58,808
5.00%, 10/15/2039	410,257	438,267
5.00%, 12/15/2039	645,047	692,817
5.00%, 02/15/2040	88,622	96,100
5.00%, 02/15/2040	88,622	96,100
5.00%, 06/15/2040	257,094	276,209
4.50%, 05/15/2041	662,438	706,272
5.00%, 09/15/2041	180,985	194,539
3.00%, 10/15/2042	232,505	229,691
3.00%, 12/15/2042	39,421	38,943
3.50%, 12/15/2042	13,387	13,584
3.50%, 01/15/2043	18,433	18,704
3.00%, 05/15/2043	133,008	131,851
3.00%, 06/15/2043	12,226	12,120
3.00%, 06/15/2043	11,804	11,702
3.50%, 10/15/2043	86,795	88,131
5.00%, 07/15/2044	228,777	246,369
4.50%, 09/15/2045	245,654	259,700
Ginnie Mae II Pool
5.50%, 07/20/2036	129,110	142,195
5.50%, 01/20/2040	274,781	297,109
5.00%, 05/20/2040	259,911	279,486
5.00%, 06/20/2040	137,528	149,403
5.00%, 08/20/2040	104,992	112,021
5.00%, 09/20/2040	89,079	96,812
4.50%, 04/15/2041 (4)	6,240,000	6,485,357
4.00%, 04/15/2042 (4)	5,805,000	5,964,823
3.00%, 07/20/2042	506,066	499,655
3.50%, 08/20/2042	24,707	25,072
3.50%, 09/20/2042	4,238,793	4,301,427
2.50%, 10/20/2042	713,932	687,145
2.50%, 12/20/2042	2,934,110	2,824,008
3.50%, 12/20/2042	10,147	10,297
3.00%, 01/20/2043	769,081	759,814
3.50%, 02/20/2043	27,901	28,313
3.50%, 05/20/2043	13,203	13,398
3.50%, 09/20/2043	185,517	188,258
3.50%, 10/20/2044	74,833	75,842
3.50%, 10/20/2044	635,855	643,130
3.00%, 12/20/2044	845,478	835,909
3.50%, 12/20/2044	14,901	15,062
5.00%, 12/20/2044	361,333	388,096
3.50%, 03/20/2045	617,801	624,458
3.00%, 04/15/2045 (4)	13,240,000	13,016,109
3.50%, 04/15/2045 (4)	11,830,000	11,938,183
3.50%, 05/20/2045	21,607	21,851
5.50%, 06/20/2045	372,235	404,312
3.50%, 07/20/2045	817,796	826,608
3.50%, 10/20/2045	150,672	152,383
3.50%, 10/20/2045	114,944	116,257
3.00%, 01/20/2046	1,072,963	1,060,112
3.50%, 01/20/2046	3,031,196	3,063,623
4.50%, 01/20/2046	1,025,289	1,077,188
3.50%, 02/20/2046	1,826,748	1,847,066
3.50%, 02/20/2046	887,972	899,601
3.50%, 03/20/2046	4,069,175	4,112,393
3.00%, 04/20/2046	815,108	804,925
3.50%, 04/20/2046	1,085,883	1,097,249
3.00%, 05/20/2046	41,863	41,275
3.00%, 05/20/2046	105,676	104,280
3.50%, 05/20/2046	24,176	24,451
3.50%, 05/20/2046	15,595	15,750
3.50%, 05/20/2046	109,136	110,350
4.00%, 05/20/2046	1,755,330	1,813,449
3.00%, 06/20/2046	211,590	208,491
3.50%, 06/20/2046	128,042	129,496
3.50%, 06/20/2046	1,893,832	1,913,217
3.00%, 07/20/2046	102,385	101,033
3.00%, 07/20/2046	196,649	193,887
3.00%, 07/20/2046	187,781	185,153
3.00%, 07/20/2046	63,109	62,102
3.00%, 07/20/2046	367,741	362,572
3.00%, 07/20/2046	268,755	264,998
3.00%, 08/20/2046	153,624	151,594
3.00%, 08/20/2046	3,748,952	3,695,525
3.00%, 08/20/2046	138,737	136,796
3.00%, 08/20/2046	86,786	85,519
3.00%, 09/20/2046	87,014	85,796
3.00%, 09/20/2046	85,902	84,647
3.00%, 09/20/2046	3,359,855	3,313,596
3.50%, 09/20/2046	1,911,332	1,930,588
2.50%, 10/20/2046	328,534	312,832
3.00%, 10/20/2046	3,616,917	3,564,431
3.00%, 11/20/2046	1,263,910	1,245,405
3.00%, 12/20/2046	8,920,520	8,789,878
3.50%, 12/20/2046	7,049,704	7,120,726
3.50%, 01/20/2047	9,448,955	9,544,148
4.50%, 02/20/2047	962,003	1,004,492
3.00%, 03/20/2047	2,154,635	2,123,887
3.00%, 04/20/2047	4,170,867	4,108,260
3.50%, 04/20/2047	4,764,826	4,812,828
4.00%, 05/20/2047	17,675,439	18,206,573
4.50%, 05/20/2047	12,980,079	13,561,196
3.50%, 06/20/2047	3,798,827	3,837,098
4.50%, 06/20/2047	22,650,028	23,554,951
5.00%, 06/20/2047	9,272,658	9,780,142
4.50%, 07/20/2047	6,067,547	6,309,828
5.00%, 07/20/2047	1,398,664	1,474,357
4.00%, 08/20/2047	3,613,923	3,716,417
4.50%, 08/20/2047	9,841,794	10,236,324
5.00%, 08/20/2047	985,016	1,040,148
3.50%, 09/20/2047	9,860,569	9,960,150
4.50%, 09/20/2047	6,664,872	6,933,880
5.00%, 09/20/2047	10,483,464	11,052,373
3.50%, 10/20/2047	2,038,622	2,059,243
4.50%, 10/20/2047	363,375	378,342
5.00%, 10/20/2047	991,614	1,045,034
5.50%, 10/20/2047	1,827,506	1,949,831
4.00%, 11/20/2047	6,062,727	6,242,526
5.00%, 11/20/2047	1,859,961	1,960,047
3.00%, 01/20/2048	4,893,693	4,814,529
5.00%, 01/20/2048	3,485,845	3,673,956
Government National Mortgage Association
3.50%, 03/20/2039 IO	1,261,584	92,668
3.50%, 05/20/2043 IO	328,098	68,308
3.00%, 11/20/2047	1,581,232	1,587,477
3.00%, 12/20/2047	1,129,929	1,123,371
Great Wolf Trust 2017-WOLF
2.78% (1 Month LIBOR USD + 0.850%), 09/15/2034 (1)(2)	3,170,000	3,172,974
2.98% (1 Month LIBOR USD + 1.100%), 09/15/2034 (1)(2)	1,625,000	1,628,585
GS Mortgage Securities Co. Trust 2012-SHOP
2.93%, 06/05/2031 (1)	3,540,000	3,549,224
GS Mortgage Securities Trust 2011-GC3
5.64%, 03/11/2044 (1)(3)	340,000	349,163
GS Mortgage Securities Trust 2011-GC5
5.40%, 08/10/2044 (1)(3)	220,000	214,615
GS Mortgage Securities Trust 2014-GC18
4.38%, 01/11/2047	905,000	941,958
GS Mortgage Securities Trust 2014-GC26
3.63%, 11/10/2047	930,000	942,151
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/13/2048	540,000	540,375
3.91%, 10/13/2048	170,000	171,745
GSCCRE Commercial Mortgage Trust 2015-HULA
6.18% (1 Month LIBOR USD + 4.400%), 08/16/2032 (1)(2)	1,936,000	1,943,294
HarborView Mortgage Loan Trust 2006-10
2.01% (1 Month LIBOR USD + 0.200%), 11/19/2036 (2)	12,751,634	11,307,855
HarborView Mortgage Loan Trust 2007-6
2.01% (1 Month LIBOR USD + 0.200%), 08/19/2037 (2)	11,699,695	10,730,052
Hilton Orlando Trust 2018-ORL
2.55% (1 Month LIBOR USD + 0.770%), 12/15/2034 (1)(2)	2,085,000	2,087,699
2.83% (1 Month LIBOR USD + 1.050%), 12/15/2034 (1)(2)	350,000	350,562
Holmes Master Issuer Plc
2.15% (3 Month LIBOR USD + 0.360%), 10/15/2054 (1)(2)	1,110,000	1,109,374
Hospitality Mortgage Trust
2.56% (1 Month LIBOR USD + 0.850%), 05/08/2030 (1)(2)	510,000	510,958
2.89% (1 Month LIBOR USD + 1.180%), 05/10/2030 (1)(2)	405,000	406,644
Hudsons Bay Simon JV Trust 2015-HBS
4.15%, 08/07/2034 (1)	2,725,000	2,695,901
Impac CMB Trust Series 2004-7
2.51% (1 Month LIBOR USD + 0.640%), 11/25/2034 (2)	8,842,963	8,813,509
IndyMac INDX Mortgage Loan Trust 2007-AR15
3.54%, 08/25/2037 (3)	6,411,897	5,652,196
InTown Hotel Portfolio Trust 2018-STAY
2.83% (1 Month LIBOR USD + 1.050%), 01/18/2033 (1)(2)	430,000	430,556
JP Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
2.95%, 09/09/2038 (1)(3)	910,000	849,011
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC13
5.58%, 01/12/2043 (3)	2,238,172	2,293,281
JP Morgan Chase Commercial Mortgage Securities Trust 2010-CNTR
4.31%, 08/05/2032 (1)	1,588,229	1,619,164
JP Morgan Chase Commercial Mortgage Securities Trust 2012-HSBC
3.09%, 07/08/2032 (1)	2,555,359	2,552,620
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP
4.53% (1 Month LIBOR USD + 2.750%), 07/15/2036 (1)(2)	250,000	250,776
6.28% (1 Month LIBOR USD + 4.500%), 07/15/2036 (1)(2)	887,000	890,853
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES
3.74%, 09/05/2032 (1)(3)	590,000	582,585
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3
3.40%, 08/15/2049 (3)	565,000	542,978
JP Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
2.95%, 09/09/2038 (1)(3)	1,200,000	1,141,939
JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI
4.14%, 10/05/2031 (1)(3)	602,000	595,168
3.55%, 10/07/2031 (1)	394,000	390,591
JP Morgan Resecuritization Trust Series 2014-6
1.83% (1 Month LIBOR USD + 0.210%), 07/27/2046 (1)(2)	1,844,758	1,833,255
JP Morgan Seasoned Mortgage Trust 2010-1
3.47%, 03/25/2050 (1)(3)	14,918,509	13,637,149
JPMBB Commercial Mortgage Securities Trust 2014-C22
3.80%, 09/17/2047	1,945,000	1,992,045
JPMBB Commercial Mortgage Securities Trust 2015-C28
3.99%, 10/19/2048	1,200,000	1,183,115
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048	2,780,000	2,844,004
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%, 08/17/2048	5,065,000	5,162,539
JPMDB Commercial Mortgage Securities Trust 2017-C5
4.51%, 03/17/2050 (3)	2,365,000	2,397,764
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
3.21%, 04/25/2029 (3)	1,105,969	1,089,313
Mill City Mortgage Loan Trust 2016-1
2.50%, 04/25/2057 (1)(3)	408,761	403,002
Mill City Mortgage Loan Trust 2017-2
2.75%, 07/25/2059 (1)(3)	752,468	745,457
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
3.74%, 08/16/2047	974,000	993,983
4.46%, 08/16/2047 (3)	1,655,000	1,683,069
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
4.00%, 08/15/2031	310,000	313,127
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
3.31%, 04/17/2048	965,000	956,591
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
4.04%, 08/16/2047 (3)	190,000	194,668
4.35%, 05/15/2048 (3)	85,000	84,676
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
4.59%, 01/15/2049 (3)	2,033,000	2,063,325
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/17/2049		3,220,000	3,061,241
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
4.19%, 11/18/2052 (3)		845,000	835,342
Morgan Stanley Capital I Trust 2017-H1
3.53%, 06/17/2050		2,750,000	2,744,956
4.28%, 06/17/2050 (3)		555,000	546,180
Morgan Stanley Capital I, Inc.
2.63% (1 Month LIBOR USD + 0.850%), 11/15/2034 (1)(2)		1,890,000	1,894,670
2.98% (1 Month LIBOR USD + 1.200%), 11/15/2034 (1)(2)		2,830,000	2,833,496
Morgan Stanley Resecuritization Trust 2013-R10
3.39%, 01/26/2051 (1)(3)		621,779	620,104
MortgageIT Trust 2005-2
2.53% (1 Month LIBOR USD + 0.660%), 05/25/2035 (2)		579,163	552,080
Motel 6 Trust 2017-MTL6
2.70% (1 Month LIBOR USD + 0.920%), 08/15/2034 (1)(2)		8,592,564	8,616,873
2.97% (1 Month LIBOR USD + 1.190%), 08/15/2034 (1)(2)		7,604,913	7,626,432
3.93% (1 Month LIBOR USD + 2.150%), 08/15/2034 (1)(2)		790,121	794,084
Nomura Resecuritization Trust 2015-7R
3.36%, 08/26/2036 (1)(3)		1,229,415	1,218,091
One Market Plaza Trust 2017-1MKT
3.61%, 02/10/2032 (1)		1,980,000	1,996,284
Palisades Center Trust 2016-PLSD
2.71%, 04/14/2033 (1)		640,000	627,590
RBS Commercial Funding, Inc. 2013-GSP Trust
3.83%, 01/13/2032 (1)(3)		1,565,000	1,591,723
Resource Capital Corp 2017-CRE5 Ltd.
3.79% (1 Month LIBOR USD + 2.000%), 07/15/2034 (1)(2)		3,224,282	3,219,020
Resource Capital Corp. 2017-CRE5 Ltd.
2.59% (1 Month LIBOR USD + 0.800%), 07/15/2034 (1)(2)		12,802,294	12,806,171
RETL 2018-RVP
3.53% (1 Month LIBOR USD + 1.750%), 02/15/2033 (1)(2)		7,250,000	7,281,656
Rosslyn Portfolio Trust 2017-ROSS
2.54% (1 Month LIBOR USD + 0.950%), 06/15/2033 (1)(2)		15,800,000	15,834,525
SCG Trust 2013-SRP1
5.28% (1 Month LIBOR USD + 0.000%), 11/15/2026 (1)(2)		805,000	795,503
Seasoned Credit Risk Transfer Trust Series 2017-1
3.00%, 09/25/2055 (1)(3)		375,000	364,446
Seasoned Credit Risk Transfer Trust Series 2017-2
4.00%, 08/25/2056 (1)(3)		910,000	900,835
Sequoia Mortgage Trust 2003-2
2.48% (1 Month LIBOR USD + 0.660%), 06/20/2033 (2)		913,307	917,200
Sequoia Mortgage Trust 2004-9
3.08% (6 Month LIBOR USD + 0.720%), 10/20/2034 (2)		2,062,308	1,998,680
Sequoia Mortgage Trust 2018-CH1
3.50%, 03/25/2048 (1)(3)		854,600	870,757
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
3.87%, 01/08/2043 (1)(3)		1,375,000	1,365,845
Southern Pacific Securities 06-1 Plc
0.90% (3 Month LIBOR GBP + 0.300%), 03/10/2044 (2)	GBP	3,338,623	4,649,874
Starwood Retail Property Trust 2014-STAR
4.28% (1 Month LIBOR USD + 2.500%), 11/15/2027 (1)(2)		$2,206,000	2,179,567
Structured Adjustable Rate Mortgage Loan Trust
3.69%, 03/25/2034 (3)		728,752	737,387
Structured Asset Mortgage Investments Trust 2003-AR3
2.49% (1 Month LIBOR USD + 0.680%), 11/19/2033 (2)		942,796	909,524
Sutherland Commercial Mortgage Loans 2017-SBC6
3.19%, 05/25/2037 (1)(3)		12,529,694	12,476,481
Towd Point Mortgage Trust 2015-3
3.00%, 03/25/2054 (1)(3)		283,228	282,432
Towd Point Mortgage Trust 2015-4
2.75%, 04/25/2055 (1)(3)		357,672	354,976
Towd Point Mortgage Trust 2015-5
2.75%, 05/25/2055 (1)(3)	333,625	330,990
Towd Point Mortgage Trust 2016-1
2.75%, 02/25/2055 (1)(3)	290,336	288,083
3.00%, 02/25/2055 (1)(3)	373,464	371,360
Towd Point Mortgage Trust 2016-2
2.75%, 08/25/2055 (1)(3)	254,350	250,870
Towd Point Mortgage Trust 2016-3
2.25%, 08/25/2055 (1)(3)	409,246	402,739
Towd Point Mortgage Trust 2016-4
2.25%, 07/25/2056 (1)(3)	812,164	795,731
Towd Point Mortgage Trust 2016-5
2.50%, 10/25/2056 (1)(3)	2,718,935	2,680,106
UBS Commercial Mortgage Trust 2018-C9
4.32%, 03/17/2051 (3)	1,718,000	1,778,061
UBS-Barclays Commercial Mortgage Trust 2012-C2
4.89%, 05/11/2063 (1)(3)(11)	1,135,000	1,079,826
4.89%, 05/11/2063 (1)(3)(11)	2,750,000	2,292,554
Verus Securitization Trust 2018-1
2.93%, 01/25/2058 (1)(3)	1,219,144	1,219,063
Wachovia Bank Commercial Mortgage Trust Series 2007-C31
5.66%, 04/15/2047 (3)	9,066,250	9,250,414
Wachovia Bank Commercial Mortgage Trust Series 2007-C32
5.79%, 06/15/2049 (3)	5,009,026	5,067,130
Wachovia Bank Commercial Mortgage Trust Series 2007-C33
6.01%, 02/15/2051 (3)	10,139,578	10,088,880
Wachovia Bank Commercial Mortgage Trust Series 2007-C34
6.13%, 05/15/2046 (3)	333,847	338,020
WaMu Mortgage Pass-Through Certificates Series 2005-AR1 Trust
2.65% (1 Month LIBOR USD + 0.780%), 01/25/2045 (2)	191,651	184,376
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
2.19% (1 Month LIBOR USD + 0.320%), 08/25/2045 (2)	4,622,928	4,621,031
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
2.16% (1 Month LIBOR USD + 0.290%), 10/25/2045 (2)	2,838,149	2,835,683
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
2.13% (1 Month LIBOR USD + 0.260%), 11/25/2045 (2)	3,834,469	3,789,681
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
2.20% (1 Month LIBOR USD + 0.330%), 01/25/2045 (2)	7,080,661	7,032,857
WaMu Mortgage Pass-Through Certificates Series 2005-AR8
2.79% (1 Month LIBOR USD + 0.920%), 07/25/2045 (2)	652,111	651,222
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
2.03% (12 Month US Treasury Average + 0.750%), 06/25/2047 (2)	7,425,473	7,297,756
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/17/2058	1,280,000	1,292,522
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/18/2048	2,875,000	2,909,225
Wells Fargo Commercial Mortgage Trust 2016-C33
3.16%, 03/17/2059	1,225,000	1,196,523
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/17/2049	1,135,000	1,099,753
Wells Fargo Commercial Mortgage Trust 2016-C35
3.18%, 07/17/2048	3,155,000	3,059,536
Wells Fargo Commercial Mortgage Trust 2016-LC24
3.37%, 10/18/2049	3,890,000	3,812,747
Wells Fargo Commercial Mortgage Trust 2017-C38
3.67%, 07/15/2050 (3)	1,315,000	1,304,953
Wells Fargo Commercial Mortgage Trust 2017-HSDB
2.60% (1 Month LIBOR USD + 0.850%), 12/15/2031 (1)(2)	8,100,000	8,112,753
2.85% (1 Month LIBOR USD + 1.100%), 12/15/2031 (1)(2)	6,700,000	6,710,387
3.59% (1 Month LIBOR USD + 1.845%), 12/15/2031 (1)(2)	100,000	99,968
WFRBS Commercial Mortgage Trust 2011-C2
5.65%, 02/18/2044 (1)(3)	2,130,000	2,124,523
WFRBS Commercial Mortgage Trust 2011-C5
5.67%, 11/18/2044 (1)(3)	115,000	116,763
WFRBS Commercial Mortgage Trust 2012-C7
4.83%, 06/16/2045 (1)(3)	360,000	291,449
WFRBS Commercial Mortgage Trust 2013-C18
3.65%, 12/17/2046	320,000	324,649
WFRBS Commercial Mortgage Trust 2014-C19
4.72%, 03/15/2047 (3)	329,000	343,203
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/17/2057 (3)	4,250,000	4,366,130
Worldwide Plaza Trust 2017-WWP
3.53%, 11/12/2036 (1)	1,740,000	1,738,741
3.60%, 11/12/2036 (1)(3)	320,000	311,320
Total Mortgage-Backed Obligations (Cost $1,973,046,192)		$1,950,517,987
Total Bonds & Notes (Cost $7,985,819,183)		$7,937,537,742

BANK LOANS - 2.33%
Air Medical Group Holdings, Inc.
6.01% (1 Month LIBOR + 4.250%), 03/14/2025 (2)	$199,250	$200,870
Altice Financing SA
4.47% (3 Month LIBOR + 2.750%), 07/15/2025 (2)	2,813,738	2,753,945
4.47% (3 Month LIBOR + 2.750%), 02/02/2026 (2)	149,625	146,727
Altice US Finance I Corp.
4.13% (1 Month LIBOR + 2.250%), 07/28/2025 (2)	4,394,062	4,384,175
American Axle & Manufacturing, Inc.
4.13% (1 Month LIBOR + 2.250%), 04/08/2024 (2)	3,225,726	3,239,854
Amneal Pharmaceuticals LLC
5.51% (US LIBOR + 3.500%), 04/30/2025 (2)	1,255,000	1,255,000
Ancestry.com Operations, Inc.
5.13% (1 Month LIBOR + 3.250%), 10/19/2023 (2)	3,840,434	3,856,756
Aramark Services, Inc.
3.88% (1 Month LIBOR + 2.000%), 03/28/2024 (2)	2,763,213	2,779,626
3.88% (1 Month LIBOR + 2.000%), 03/11/2025 (2)	199,500	200,747
Argon Medical Devices, Inc.
6.05% (3 Month LIBOR + 3.750%), 01/23/2025 (2)	910,000	914,550
Asurion LLC
4.63% (1 Month LIBOR + 2.750%), 08/04/2022 (2)	3,881,493	3,903,346
4.63% (1 Month LIBOR + 2.750%), 11/03/2023 (2)	448,048	450,920
7.88% (1 Month LIBOR + 6.000%), 08/04/2025 (2)	930,000	953,947
Avantor, Inc.
5.88% (1 Month LIBOR + 4.000%), 11/21/2024 (2)	319,200	322,459
Avolon T/L B-2
4.07% (1 Month LIBOR + 2.250%), 03/21/2022 (2)	4,196,046	4,197,347
Beacon Roofing Supply, Inc.
3.94% (1 Month LIBOR + 2.250%), 01/02/2025 (2)	120,000	120,515
Brand Energy & Infrastructure Services, Inc.
6.00% (3 Month LIBOR + 4.250%), 06/21/2024 (2)	2,332,432	2,351,534
BWAY Corp.
4.96% (3 Month LIBOR + 3.250%), 04/03/2024 (2)	2,977,500	2,990,780
Caesars Resort Collection LLC
4.63% (1 Month LIBOR + 2.750%), 12/23/2024 (2)	4,089,750	4,115,761
California Resources Corp.
6.57% (1 Month LIBOR + 4.750%), 12/30/2022 (2)	100,000	101,344
CenturyLink, Inc.
4.63% (1 Month LIBOR + 2.750%), 01/31/2025 (2)	3,910,200	3,842,593
CEOC LLC
4.38% (1 Month LIBOR + 2.500%), 10/04/2024 (2)	99,750	100,332
Change Healthcare Holdings LLC
4.63% (1 Month LIBOR + 2.750%), 03/01/2024 (2)	3,984,356	3,992,843
Charter Communications Operating LLC
3.88% (1 Month LIBOR + 2.000%), 04/30/2025 (2)	7,121,250	7,144,964
CHI Doors Holdings Corp.
5.13% (1 Month LIBOR + 3.250%), 07/29/2022 (2)	2,396,678	2,396,678
Chobani LLC
5.38% (1 Month LIBOR + 3.500%), 10/09/2023 (2)	1,815,750	1,823,321
CHS/Community Health Systems, Inc.
4.98% (US LIBOR + 3.000%), 01/27/2021 (2)		710,000	681,501
CLEAR CHANNEL TL D-EXT 1L
9.05%, 01/30/2019 (10)		100,000	78,886
Colorado Buyer, Inc.
4.78% (3 Month LIBOR + 3.000%), 05/01/2024 (2)		1,116,563	1,116,562
Columbus McKinnon Corp./NY
4.80% (1 Month LIBOR + 2.500%), 01/31/2024 (2)		185,622	186,318
CommScope, Inc.
3.88% (1 Month LIBOR + 2.000%), 12/29/2022 (2)		3,557,910	3,573,493
Core & Main Gp, LLC
5.12% (US LIBOR + 3.000%), 08/01/2024 (2)		99,750	100,249
Crown Americas LLC
3.69% (US LIBOR + 2.000%), 01/17/2025 (2)		150,000	151,289
CSC Holdings LLC
4.04% (1 Month LIBOR + 2.250%), 07/17/2025 (2)		4,021,382	4,007,146
4.28% (1 Month LIBOR + 2.500%), 01/26/2026 (2)		300,000	299,907
Dell International LLC
3.88% (1 Month LIBOR + 2.000%), 09/07/2023 (2)		99,750	99,833
Delta 2 Lux Sarl
4.38% (1 Month LIBOR + 2.500%), 02/01/2024 (2)		1,025,000	1,022,438
Drillship Kithira Owners, Inc.
8.00%, 09/20/2024		200,000	209,286
Duff & Phelps LLC
5.55% (1 Month LIBOR + 3.250%), 02/13/2025 (2)		2,340,000	2,342,925
Encapsys LLC
5.13% (1 Month LIBOR + 3.250%), 11/07/2024 (2)		565,000	568,887
Envision Healthcare Corp.
4.88% (1 Month LIBOR + 3.000%), 12/01/2023 (2)		961,964	964,850
ExamWorks Group, Inc.
5.13% (1 Month LIBOR + 3.250%), 07/27/2023 (2)		1,333,534	1,341,869
Exgen Renewables IV LLC
4.99% (3 Month LIBOR + 3.000%), 11/29/2024 (2)		668,325	674,594
First Data Corp.
4.12% (1 Month LIBOR + 2.250%), 07/08/2022 (2)		2,512,083	2,515,474
4.12% (1 Month LIBOR + 2.250%), 04/26/2024 (2)		1,370,000	1,371,548
Flex Acquisition Co., Inc.
4.69% (3 Month LIBOR + 3.000%), 12/29/2023 (2)		818,813	822,268
Genworth Holdings, Inc.
6.20% (1 Month LIBOR + 4.500%), 02/28/2023 (2)		50,000	50,844
GO DADDY T/L B (11/17)
4.13% (1 Month LIBOR + 2.250%), 02/15/2024 (2)		2,044,844	2,049,956
Gopher Resource LLC
5.48% (3 Month LIBOR + 3.250%), 03/06/2025 (2)		155,000	156,356
HCA, Inc.
3.65% (1 Month LIBOR + 2.000%), 03/14/2025 (2)		3,260,645	3,284,578
Hilton Worldwide Finance LLC
3.87% (1 Month LIBOR + 2.000%), 10/25/2023 (2)		10,462,472	10,512,796
HUB International Ltd.
4.84% (3 Month LIBOR + 3.000%), 10/02/2020 (2)		2,226,525	2,237,345
Hyland Software, Inc.
5.13% (1 Month LIBOR + 3.250%), 07/01/2022 (2)		1,270,376	1,280,361
Intelsat Jackson Holdings SA
5.71% (US LIBOR + 3.750%), 11/30/2023 (2)		420,000	420,000
6.46% (3 Month LIBOR + 4.500%), 01/02/2024 (2)		1,315,000	1,348,809
IRB Holding Corp.
4.94% (1 Month LIBOR + 3.250%), 02/05/2025 (2)		100,000	101,031
KFC Holdings Co.
3.81% (1 Month LIBOR + 2.000%), 06/16/2023 (2)		7,343,568	7,357,374
Kloeckner Pentaplast of America, Inc.
6.13% (1 Month LIBOR + 4.250%), 06/30/2022 (2)		1,398,526	1,343,466
4.75% (3 Month EURIBOR + 4.750%), 06/30/2022 (2)	EUR	100,000	117,939
Kronos, Inc./MA
4.88% (1 Month LIBOR + 3.000%), 11/01/2023 (2)		$3,624,102	3,645,521
Level 3 Financing, Inc.
4.11% (1 Month LIBOR + 2.250%), 02/22/2024 (2)		12,025,000	12,045,683
MA Finance Co. LLC
4.40% (1 Month LIBOR + 2.750%), 06/21/2024 (2)		129,623	128,084
MacDonald Dettwiler & Associates Ltd.
4.44% (1 Month LIBOR + 2.750%), 10/04/2024 (2)		2,508,713	2,509,967
Meredith Corp.
4.88% (1 Month LIBOR + 3.000%), 01/31/2025 (2)		100,000	100,550
Micro Holdings Corp.
5.53% (1 Month LIBOR + 3.750%), 09/13/2024 (2)		1,502,450	1,502,180
Mission Broadcasting, Inc.
4.16% (1 Month LIBOR + 2.500%), 01/17/2024 (2)		279,129	279,827
MPH Acquisition Holdings LLC
5.05% (3 Month LIBOR + 2.750%), 06/07/2023 (2)		2,277,418	2,286,528
Multi-Color Corp.
4.13% (1 Month LIBOR + 2.250%), 10/31/2024 (2)		46,883	47,058
Nature's Bounty Co.
5.38% (1 Month LIBOR + 3.500%), 09/26/2024 (2)		99,500	92,336
NEP/NCP Holdco, Inc.
5.55% (3 Month LIBOR + 3.250%), 07/21/2022 (2)		905,439	908,082
Nexstar Media Group, Inc.
4.16% (1 Month LIBOR + 2.500%), 01/17/2024 (2)		2,168,139	2,173,559
PAREXEL International
4.63% (1 Month LIBOR + 2.750%), 09/27/2024 (2)		1,119,375	1,119,375
PharMerica Corp.
5.21% (1 Month LIBOR + 3.500%), 12/06/2024 (2)		975,000	977,847
Pisces MIDCO T/L (PLY GEM)
5.93%, 04/30/2025 (11)		600,000	597,000
Post Holdings, Inc.
3.88% (1 Month LIBOR + 2.000%), 05/24/2024 (2)		1,751,763	1,754,390
PQ Corp.
4.29% (3 Month LIBOR + 2.500%), 02/08/2025 (2)		1,090,000	1,093,913
Project Deep Blue Holdings LLC
5.06% (3 Month LIBOR + 3.250%), 02/12/2025 (2)		50,000	50,150
RCN Cable LLC
4.88% (1 Month LIBOR + 3.000%), 02/01/2024 (2)		3,156,216	3,136,489
Resolute Investment Managers, Inc.
4.82% (US LIBOR + 3.500%), 09/13/2018 (2)		6,200,000	6,269,750
Reynolds Group Holdings, Inc.
4.63% (1 Month LIBOR + 2.750%), 02/06/2023 (2)		1,910,327	1,919,191
Scientific Games International, Inc.
4.72% (US LIBOR + 2.750%), 08/14/2024 (2)		3,571,170	3,582,527
Seattle SpinCo., Inc.
4.63% (1 Month LIBOR + 2.750%), 06/21/2024 (2)		875,377	864,986
Sequa Mezzanine Holdings LLC
7.07% (3 Month LIBOR + 5.000%), 11/26/2021 (2)		5,210,625	5,271,433
SFR Group SA
4.72% (3 Month EURIBOR + 3.000%), 02/02/2026 (2)		299,250	290,273
Sigma Bidco BV
3.50% (EURIBOR + 3.500%), 03/07/2025 (2)	EUR	1,000,000	1,217,027
Sinclair Television Group, Inc.
3.98% (US LIBOR + 2.500%), 12/12/2024 (2)		$1,000,000	1,003,750
SS&C Technologies Holdings Europe Sarl
4.27% (US LIBOR + 2.500%), 02/28/2025 (2)		400,000	401,792
SS&C Technologies, Inc.
4.27% (US LIBOR + 2.500%), 02/28/2025 (2)		2,935,000	2,948,149
StandardAero Aviation Holdings, Inc.
5.63% (1 Month LIBOR + 3.750%), 07/07/2022 (2)		2,218,622	2,236,305
Station Casinos LLC
4.38% (1 Month LIBOR + 2.500%), 06/08/2023 (2)		1,220,000	1,223,172
Syniverse Holdings, Inc.
6.72% (US LIBOR + 5.000%), 04/30/2023 (2)		100,000	101,069
Tenaska Co.
5.63% (1 Month LIBOR + 3.750%), 10/02/2023 (2)		1,705,333	1,730,299
TEX Operations Company LLC
4.38% (1 Month LIBOR + 2.500%), 08/04/2023 (2)		1,808,621	1,819,672
4.38% (1 Month LIBOR + 2.500%), 08/04/2023 (2)		214,723	216,035
Traverse Midstream Partners LLC
5.85% (6 Month LIBOR + 4.000%), 09/27/2024 (2)		90,741	91,194
Tronox Ltd.
5.30% (3 Month LIBOR + 3.000%), 09/23/2024 (2)		45,235	45,622
5.30% (3 Month LIBOR + 3.000%), 09/23/2024 (2)		104,390	105,281
Uber Technologies T/L (3/18)
6.01%, 03/26/2025		1,035,000	1,038,881
Uber Technologies, Inc.
5.88% (1 Month LIBOR + 4.000%), 07/13/2023 (2)		2,683,876	2,691,069
Unitymedia Finance LLC
4.03% (1 Month LIBOR + 2.250%), 01/15/2026 (2)		200,000	199,694
Unitymedia Hessen GmbH & Co. KG
2.75% (6 Month EURIBOR + 2.750%), 01/15/2027 (2)	EUR	700,000	858,491
UPC Financing Partnership
4.28% (1 Month LIBOR + 2.500%), 01/15/2026 (2)		$400,000	401,000
Valeant Pharmaceuticals International, Inc.
5.24% (1 Month LIBOR + 3.500%), 04/01/2022 (2)		1,445,707	1,460,439
Vantiv LLC
3.78% (1 Month LIBOR + 2.000%), 08/09/2024 (2)		1,025,000	1,029,940
Veritas US, Inc.
6.80% (3 Month LIBOR + 4.500%), 01/27/2023 (2)		792,000	788,325
Virgin Media Bristol LLC
4.28% (1 Month LIBOR + 2.500%), 01/15/2026 (2)		1,000,000	1,004,900
Virgin Media SFA Finance Ltd.
3.75% (1 Month GB LIBOR + 3.250%), 01/15/2027 (2)	GBP	1,000,000	1,402,365
West Corp.
5.88% (1 Month LIBOR + 4.000%), 10/10/2024 (2)		$77,653	78,322
Western Digital Corp.
3.88% (1 Month LIBOR + 2.000%), 04/29/2023 (2)		883,874	888,134
WideOpenWest Finance LLC
5.10% (1 Month LIBOR + 3.250%), 08/18/2023 (2)		992,257	969,316
Wink Holdco, Inc.
4.66% (1 Month LIBOR + 3.000%), 12/02/2024 (2)		1,040,000	1,034,800
WR Grace & Co-Conn
3.52% (US LIBOR + 1.750%), 02/21/2025 (2)		415,000	416,212
Wrangler Co.
4.88% (1 Month LIBOR + 3.000%), 09/27/2024 (2)		2,319,188	2,329,949
WYNDHAM HOTELS T/L B
3.97%, 04/30/2025 (11)		200,000	200,000
Zayo Group LLC
3.88% (1 Month LIBOR + 2.000%), 01/19/2021 (2)		1,611,720	1,616,007
4.13% (US LIBOR + 2.250%), 01/19/2024 (2)		785,000	788,478
Total Bank Loans (Cost $195,676,899)			$195,913,500

	Shares		Value
COMMON STOCKS - 0.05%
Consumer, Cyclical - 0.05%
Caesars Entertainment Corp. (5)		338,983	$3,813,559
Total Common Stocks (Cost $4,048,657)			$3,813,559

PREFERRED STOCKS - 0.06%
Consumer, Non-cyclical - 0.03%
Bunge Ltd., 4.88%		22,744	$2,478,414
Financials - 0.03%
Wells Fargo & Co., 7.50%		2,297	2,963,130
Total Preferred Stocks (Cost $5,258,505)			$5,441,544

SHORT-TERM INVESTMENTS - 6.71%
Money Market Funds - 4.54%
Fidelity Institutional Money Market Government Funds - Class I, 1.49% (6) (7)	190,798,151	$190,798,151
Goldman Sachs Financial Square Funds - Government Fund - Class I, 1.61% (6) (7)	190,798,150	190,798,150
Total Money Market Funds		381,596,301

	Principal Amount		Value
Commercial Paper - 0.10%
Enbridge Energy Partners LP, 0.75%		$3,880,000	$3,877,317
TransCanada Pipelines Limited, 1.46%		4,160,000	4,154,778
Total Commercial Paper			8,032,095
Foreign Treasury Bills - 0.96%
Japan Treasury Discount Bill, 0.00%, 04/09/2018	JPY	2,100,000,000	19,736,329
Japan Treasury Discount Bill, 0.00%, 05/21/2018		6,450,000,000	60,630,364
Total Foreign Treasury Bills			80,366,693
Repurchase Agreements - 1.07%
J.P. Morgan Securities, 2.00%, dated 03/28/2018, due 04/02/2018, repurchase price $44,009,778 (collaterized by U.S. Treasury Note, value $46,332,000, 2.13%, 05/15/2025)		$44,000,000	44,000,000
J.P. Morgan Securities, 1.84%, dated 03/29/2018, due 04/03/2018, repurchase price $42,602,177 (collaterized by U.S. Treasury Note, value $44,773,000, 2.13%, 05/15/2025)		42,600,000	42,600,000
Merrill Lynch Pierce Fenner & Smith, Inc., 1.93%, dated 03/29/2018, due 04/02/2018, repurchase price $3,600,772 (collaterized by U.S. Treasury Note, value $4,052,000, 2.50%, 02/15/2046)		3,600,000	3,600,000
Total Repurchase Agreements			90,200,000
U.S. Treasury Bills - 0.04%
United States Treasury Bill, 0.00%, 06/14/2018 (9)		3,408,000	3,396,544
Total Short-Term Investments (Cost $563,747,496)			$563,591,633
TOTAL INVESTMENTS IN SECURITIES - 103.65%
(Cost $8,754,550,740)			$8,706,297,978
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.65)%			(306,713,919)
TOTAL NET ASSETS - 100.00%			$8,399,584,059

Percentages are stated as a percent of net assets.

(1)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $1,580,137,900, which represents 18.81% of total net assets.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2018.
(3)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of March 31, 2018.
(4)	Delayed delivery purchase commitment security. The value of these securities total $208,273,675, which represents 2.48% of total net assets.
(5)	Non-income producing security.
(6)	Partially assigned as collateral for certain delayed delivery securities.
(7)	Represents annualized seven-day yield as of the close of the reporting period.
(8)	Inflation protected security. The value of these securities total $40,325,522, which represents 0.48% of total net assets.
(9)	Partially assigned as collateral for certain future and swap contracts. The value of these pledged issues totals $29,153,162, which represents 0.35% of total net assets.
(10)	Security is in default as of March 31, 2018. The value of these securities total $20,220,500, which represents 0.24% of total net assets.
(11)	Security is categorized as Level 3 per the Trust's fair value hierarchy. The value of these securities total $46,433,190, which represents 0.55% of total net assets.
(12)	Adjustable rate security. The rate reported is the rate in effect as of March 31, 2018.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation(Depreciation)
408	Australian 10 Year Note Future	Goldman Sachs	Jun. 2018	$39,944,271	$40,617,277	$673,006
1,264	U.S. 2 Year Note Future	Citigroup Global Markets	Jun. 2018	268,614,479	268,738,251	123,772
445	U.S. 2 Year Note Future	Goldman Sachs	Jun. 2018	94,586,206	94,611,172	24,966
2,086	U.S. 5 Year Note Future	Citigroup Global Markets	Jun. 2018	237,559,276	238,765,517	1,206,241
1,380	U.S. 5 Year Note Future	Goldman Sachs	Jun. 2018	157,120,392	157,956,094	835,702
2,538	U.S. 10 Year Note Future	Goldman Sachs	Jun. 2018	304,656,432	307,454,906	2,798,474
537	U.S. Long Bond Future	Goldman Sachs	Jun. 2018	76,768,784	78,737,625	1,968,841
189	U.S. Ultra Bond Future	Goldman Sachs	Jun. 2018	29,315,978	30,328,594	1,012,616
						$8,643,618

Number of Contracts Sold	Reference Entity	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation(Depreciation)
(310)	Euro-Bobl Future	Citigroup Global Markets	Jun. 2018	$(49,722,034)	$(50,063,984)	$(341,950)
(484)	U.S. 10 Year Note Future	Goldman Sachs	Jun. 2018	(57,893,935)	(58,632,063)	(738,128)
(505)	U.S. Ultra 10 Year Note Future	Goldman Sachs	Jun. 2018	(64,518,425)	(65,578,984)	(1,060,559)
						$(2,140,637)
						$6,502,981

Over-the-Counter Forward Foreign Currency Exchange Contracts

			Currency	Value at	Value at	Unrealized
		Currency	Amount	Settlement	March 31,	Appreciation
Purchase Contracts	Counterparty	Purchase/Sold	Purchase	Date	2018	(Depreciation)
Australian Dollar, Settlement 04/04/2018	Deutsche Bank	AUD / USD	23,723,000	$18,359,221	$18,220,130	$(139,091)
Australian Dollar, Settlement 05/18/2018	Merrill Lynch	AUD / USD	12,326,982	9,662,283	9,468,310	(193,973)
British Pound, Settlement 04/04/2018	Morgan Stanley	GBP / USD	869,000	1,214,674	1,219,512	4,838
Euro, Settlement 04/04/2018	Morgan Stanley	EUR / USD	91,367,000	113,980,332	112,468,896	(1,511,436)
Indian Rupee, Settlement 06/20/2018*	Morgan Stanley	INR / USD	1,045,866,417	15,834,465	15,875,980	41,515
Indonesian Rupiah, Settlement 06/20/2018*	Deutsche Bank	IDR / USD	60,327,740,000	4,352,556	4,352,431	(125)
Israel Shekel, Settlement 04/23/2018	HSBC	ILS / USD	2,613,000	770,972	746,090	(24,882)
Mexican Peso, Settlement 05/10/2018	J.P. Morgan	MXN / USD	349,825,000	18,520,229	19,115,504	595,275
Russian Ruble, Settlement 04/18/2018*	Deutsche Bank	RUB / USD	120,777,576	2,124,215	2,103,548	(20,667)
Russian Ruble, Settlement 06/07/2018*	Morgan Stanley	RUB / USD	997,881,405	17,466,549	17,280,050	(186,499)
Turkish Lira, Settlement 05/22/2018	Deutsche Bank	TRY / USD	16,685,000	4,226,304	4,160,283	(66,021)
Turkish Lira, Settlement 05/22/2018	J.P. Morgan	TRY / USD	133,957,928	34,777,186	33,401,436	(1,375,750)
				$241,288,986	$238,412,170	$(2,876,816)

			Currency	Value at	Value at	Unrealized
		Currency	Amount	Settlement	March 31,	Appreciation
Sale Contracts	Counterparty	Purchase/Sold	Sold	Date	2018	(Depreciation)
Australian Dollar, Settlement 04/04/2018	J.P. Morgan	USD / AUD	(21,958,000)	$(16,981,039)	$(16,864,546)	$116,493
Australian Dollar, Settlement 05/03/2018	Deutsche Bank	USD / AUD	(21,958,000)	(16,995,097)	(16,865,277)	129,820
Australian Dollar, Settlement 05/18/2018	Citigroup Global Markets	USD / AUD	(12,326,983)	(9,932,713)	(9,468,310)	464,403
Brazilian Real, Settlement 05/03/2018*	J.P. Morgan	USD / BRL	(15,383,000)	(4,837,574)	(4,646,204)	191,370
British Pounds, Settlement 04/04/2018	Deutsche Bank	USD / GBP	(6,925,000)	(9,612,341)	(9,718,207)	(105,866)
British Pounds, Settlement 04/04/2018	J.P. Morgan	USD / GBP	(72,014,000)	(100,075,177)	(101,060,934)	(985,757)
British Pounds, Settlement 04/04/2018	Morgan Stanley	USD / GBP	(5,414,000)	(7,592,712)	(7,597,743)	(5,031)
Colombian Peso, Settlement 05/04/2018*	Morgan Stanley	USD / COP	(11,895,366,000)	(4,265,865)	(4,254,471)	11,394
Euro, Settlement 04/04/2018	Deutsche Bank	USD / EUR	(1,012,000)	(1,252,449)	(1,245,729)	6,720
Euro, Settlement 04/04/2018	J.P. Morgan	USD / EUR	(1,564,000)	(1,932,094)	(1,925,217)	6,877
Euro, Settlement 04/04/2018	Morgan Stanley	USD / EUR	(88,791,000)	(109,859,601)	(109,297,950)	561,651
Euro, Settlement 05/03/2018	Morgan Stanley	USD / EUR	(91,367,000)	(114,218,800)	(112,703,918)	1,514,882
Euro, Settlement 05/15/2018	Deutsche Bank	USD / EUR	(20,500,000)	(25,395,872)	(25,309,715)	86,157
Euro, Settlement 05/18/2018	Citigroup Global Markets	USD / EUR	(2,891,000)	(3,567,433)	(3,570,076)	(2,643)
Euro, Settlement 05/18/2018	Morgan Stanley	USD / EUR	(580,000)	(714,205)	(716,238)	(2,033)
Euro, Settlement 05/18/2018	State Street	USD / EUR	(580,000)	(715,387)	(716,238)	(851)
Hungarian Forint, Settlement 04/13/2018	J.P. Morgan	USD / HUF	(762,225,065)	(3,066,810)	(3,005,284)	61,526
Hungarian Forint, Settlement 04/13/2018	Merrill Lynch	USD / HUF	(529,541,028)	(2,101,687)	(2,087,863)	13,824
Hungarian Forint, Settlement 04/13/2018	State Street	USD / HUF	(52,964,188)	(211,360)	(208,826)	2,534
Indian Rupee, Settlement 06/20/2018*	J.P. Morgan	USD / INR	(229,639,470)	(3,475,962)	(3,485,867)	(9,905)
Indian Rupee, Settlement 06/20/2018*	Morgan Stanley	USD / INR	(809,353,776)	(12,251,798)	(12,285,779)	(33,981)
Israel Shekel, Settlement 04/23/2018	Citigroup Global Markets	USD / ILS	(996,000)	(290,718)	(284,388)	6,330
Israel Shekel, Settlement 04/23/2018	HSBC	USD / ILS	(1,119,000)	(325,613)	(319,508)	6,105
Israel Shekel, Settlement 04/23/2018	State Street	USD / ILS	(498,000)	(145,071)	(142,194)	2,877
Japanese Yen, Settlement 04/04/2018	Morgan Stanley	USD / JPY	(2,144,100,000)	(20,143,743)	(20,157,985)	(14,242)
Japanese Yen, Settlement 04/09/2018	J.P. Morgan	USD / JPY	(2,100,000,000)	(19,877,005)	(19,749,578)	127,427
Japanese Yen, Settlement 05/21/2018	Morgan Stanley	USD / JPY	(6,450,000,000)	(60,756,317)	(60,827,878)	(71,561)
Mexican Peso, Settlement 05/18/2018	Citigroup Global Markets	USD / MXN	(37,094,872)	(1,875,581)	(2,024,252)	(148,671)
Mexican Peso, Settlement 05/18/2018	HSBC	USD / MXN	(37,094,873)	(1,885,908)	(2,024,253)	(138,345)
New Zealand Dollar, Settlement 05/15/2018	Morgan Stanley	USD / NZD	(20,586,000)	(15,055,674)	(14,875,064)	180,610
Peruvian Sol, Settlement 05/21/2018*	Deutsche Bank	USD / PEN	(29,614,597)	(9,056,451)	(9,163,357)	(106,906)
Swiss Franc, Settlement 05/15/2018	Deutsche Bank	USD / CHF	(25,820,000)	(27,913,066)	(27,113,347)	799,719
				$(606,381,123)	$(603,716,196)	$2,664,927
				$(365,092,137)	$(365,304,026)	$(211,889)

* Non-deliverable forward (See Note 4).

Centrally Cleared Credit Default Swaps - Sell Protection

Reference Entity		Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at March 31, 2018	Notional Amount	Value	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)
Ally Financial, Inc.		5.00%	06/20/2022	1.01%	$2,750,000	$436,037	$324,697	$111,340
CDX.EM.28		1.00%	12/20/2022	1.19%	9,894,000	(70,418)	(371,886)	301,468
CDX.EM.29		1.00%	06/20/2023	0.83%	13,400,000	(240,650)	(269,435)	28,785
Deutsche Bank		1.00%	12/20/2018	0.46%	10,700,000	42,309	34,988	7,321
Navient Corporation		5.00%	12/20/2022	2.66%	8,800,000	874,681	574,340	300,341
					$45,544,000	$1,041,959	$292,704	$749,255

Over-the-Counter Credit Default Swaps - Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at March 31, 2018	Notional Amount	Value	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)
Deutsche Bank	CMBX.NA.AAA.10	0.50%	11/17/2059	0.50%	16,450,000	(69,667)	(280,753)	211,086
Deutsche Bank	United Mexican States	1.00%	12/20/2022	0.95%	22,700,000	24,380	(63,869)	88,249
J.P. Morgan	United Mexican States	1.00%	12/20/2022	0.95%	4,400,000	4,726	4,825	(99)
Morgan Stanley	United Mexican States	1.00%	12/20/2022	0.95%	10,500,000	11,277	11,888	(611)
Goldman Sachs	Russia Emerging Markets SPMYC	1.00%	06/20/2022	1.09%	1,500,000	(8,367)	(29,493)	21,126
					$55,550,000	$(37,651)	$(357,402)	$319,751
					$101,094,000	$1,004,308	$(64,698)	$1,069,006

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
3.00%	6 Month AUD BBSW	Paid	Semi-Annual	03/21/2027	AUD	124,400,000	$1,822,695	$896,187	$926,508
1.25%	6 Month EURIBOR	Received	Semi-Annual	09/19/2028	EUR	16,100,000	(363,494)	(224,844)	(138,650)
1.50%	6 Month GBP LIBOR	Received	Semi-Annual	09/19/2028	GBP	18,700,000	84,433	428,313	(343,880)
2.50%	3 Month LIBOR	Paid	Quarterly	12/20/2024		$84,500,000	(1,164,608)	1,432,518	(2,597,126)
2.50%	3 Month LIBOR	Paid	Quarterly	12/20/2027		94,300,000	(2,460,468)	2,187,370	(4,647,838)
2.50%	3 Month LIBOR	Paid	Quarterly	12/20/2027		46,000,000	(1,071,502)	717,389	(1,788,891)
7.88%	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/16/2022	MXN	2,000,000	2,205	-	2,205
7.87%	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		3,400,000	3,688	–	3,688
7.88%	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		36,000,000	40,264	15,400	24,864
7.75%	Mexico Interbank TIIE 28 Day	Paid	Lunar	01/05/2023		1,400,000	1,145	–	1,145
7.61%	Mexico Interbank TIIE 28 Day	Paid	Lunar	01/23/2023		5,100,000	2,634	(2,063)	4,697
7.81%	Mexico Interbank TIIE 28 Day	Paid	Lunar	02/06/2023		2,800,000	2,703	–	2,703
7.82%	Mexico Interbank TIIE 28 Day	Paid	Lunar	02/06/2023		2,800,000	2,799	(565)	3,364
7.15%	Mexico Interbank TIIE 28 Day	Paid	Lunar	06/11/2027		25,800,000	(46,321)	(22,244)	(24,077)
7.37%	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300,000	(42,660)	(2,413)	(40,247)
7.98%	Mexico Interbank TIIE 28 Day	Received	Lunar	12/10/2027		3,300,000	(4,302)	(27)	(4,275)
7.99%	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		100,000	(132)	–	(132)
8.01%	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200,000	(27,935)	(10,788)	(17,147)
7.91%	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800,000	(805)	–	(805)
8.03%	Mexico Interbank TIIE 28 Day	Received	Lunar	01/31/2028		1,600,000	(2,353)	15	(2,368)
8.05%	Mexico Interbank TIIE 28 Day	Received	Lunar	01/31/2028		2,400,000	(3,720)	736	(4,456)
7.38%	Mexico Interbank TIIE 28 Day	Received	Lunar	08/14/2037		1,300,000	3,944	5,091	(1,147)
7.36%	Mexico Interbank TIIE 28 Day	Received	Lunar	08/21/2037		900,000	2,839	3,603	(764)
							$(3,218,951)	$5,423,678	$(8,642,629)

Bridge Builder Municipal Bond Fund
Schedule of Investments
March 31, 2018 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds - 98.11%
Alabama - 0.77%
Alabama Housing Finance Authority
1.35%, 04/01/2020 (1)	$2,000,000	$1,998,340
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2044	1,500,000	1,643,490
5.25%, 10/01/2048	1,650,000	1,827,474
5.50%, 10/01/2053	715,000	800,021
Industrial Development Board of the City of Mobile Alabama
1.85%, 06/01/2034 (1)	1,025,000	1,019,280
1.63%, 07/15/2034 (1)	11,500,000	11,479,300
Montgomery Medical Clinic Board
5.00%, 03/01/2019	1,500,000	1,534,365
5.00%, 03/01/2029	1,000,000	1,104,300
Selma Industrial Development Board
5.80%, 05/01/2034	2,900,000	3,132,377
5.38%, 12/01/2035	215,000	238,239
Water Works Board of the City of Birmingham
5.00%, 01/01/2023	430,000	481,475
		25,258,661
Alaska - 0.23%
Borough of North Slope AK
5.00%, 06/30/2021	305,000	326,271
City of Valdez AK
5.00%, 01/01/2021	4,000,000	4,312,120
Municipality of Anchorage AK
5.00%, 09/01/2021	2,805,000	3,084,013
		7,722,404
Arizona - 2.42%
Arizona Health Facilities Authority
5.00%, 01/01/2020	2,000,000	2,109,720
1.60%, 07/01/2035 (1)	10,000,000	10,000,000
5.00%, 02/01/2042	2,000,000	2,113,120
1.70%, 01/01/2046 (1)	10,000,000	10,000,000
City of Glendale AZ
5.00%, 07/01/2030	1,780,000	2,081,140
City of Phoenix AZ
4.00%, 07/01/2022	900,000	972,873
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2020	325,000	346,655
5.00%, 07/01/2021	100,000	109,046
5.00%, 07/01/2022	275,000	304,851
5.00%, 07/01/2028	1,000,000	1,172,720
5.00%, 07/01/2032	800,000	922,712
County of Pima AZ
4.00%, 07/01/2022	13,160,000	14,225,565
County of Pima AZ Sewer System Revenue
5.00%, 07/01/2022	10,000,000	11,214,700
Industrial Development Authority of the City of Phoenix
1.65%, 12/01/2035 (1)	5,700,000	5,698,176
Maricopa County Industrial Development Authority
5.00%, 01/01/2020	375,000	395,572
5.00%, 01/01/2021	350,000	378,382
5.75%, 01/01/2036 (2) (4)	100,000	101,499
1.65%, 01/01/2048 (1)	3,000,000	3,000,000
5.00%, 01/01/2048 (1)	1,300,000	1,466,088
5.00%, 01/01/2048 (1)	1,000,000	1,158,490
6.00%, 01/01/2048 (2) (4)	635,000	648,348
McAllister Academic Village LLC
5.00%, 07/01/2021	200,000	219,082
5.00%, 07/01/2026	630,000	746,147
Peoria Industrial Development Authority
5.00%, 11/15/2019	115,000	117,903
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2022	1,200,000	1,331,052
5.00%, 01/01/2024	1,600,000	1,843,264
5.00%, 01/01/2033	1,000,000	1,189,260
Salt Verde Financial Corp.
5.00%, 12/01/2037	3,500,000	4,147,745
Tempe Industrial Development Authority
4.00%, 10/01/2023 (2) (4)	1,250,000	1,254,125
6.00%, 10/01/2037 (2) (4)	40,000	41,136
6.13%, 10/01/2047 (2) (4)	80,000	82,348
6.13%, 10/01/2052 (2) (4)	80,000	82,054
		79,473,773
Arkansas - 0.03%
Arkansas State University
4.00%, 03/01/2019	500,000	510,165
4.00%, 03/01/2020	525,000	546,094
		1,056,259
California - 3.82%
ABAG Finance Authority for Nonprofit Corp.
5.00%, 08/01/2033	1,300,000	1,450,813
Acalanes Union High School District
5.00%, 08/01/2018	1,160,000	1,173,502
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500,000	2,792,975
5.00%, 10/01/2037	2,000,000	2,229,680
Alisal Union School District
5.25%, 08/01/2042	740,000	879,201
Bay Area Toll Authority
2.83% (SIFMA Municipal Swap Index + 1.250%), 04/01/2036 (3)	1,000,000	1,052,210
2.10%, 04/01/2045 (1)	2,790,000	2,781,490
2.85%, 04/01/2047 (1)	1,000,000	1,025,700
2.95%, 04/01/2047 (1)	1,170,000	1,204,164
California Health Facilities Financing Authority
5.63%, 07/01/2025	2,130,000	2,224,892
5.00%, 11/01/2032 (1)	1,400,000	1,594,670
5.00%, 07/01/2034 (1)	1,710,000	1,916,636
1.25%, 10/01/2036 (1)	2,500,000	2,461,200
California Municipal Finance Authority
5.00%, 08/15/2029	1,000,000	1,189,200
5.00%, 08/15/2034	1,065,000	1,235,879
4.00%, 08/15/2037	1,560,000	1,578,205
4.00%, 08/15/2042	1,000,000	1,006,960
California Pollution Control Financing Authority
1.65%, 08/01/2023 (1) (2)	2,800,000	2,799,104
California Public Finance Authority
5.00%, 10/15/2047	1,775,000	1,930,330
California State Public Works Board
5.00%, 09/01/2021	1,060,000	1,170,240
5.00%, 03/01/2024	2,500,000	2,885,975
5.00%, 03/01/2025	3,280,000	3,842,848
5.00%, 11/01/2037	235,000	260,796
California Statewide Communities Development Authority
5.00%, 10/01/2028	1,100,000	1,197,647
5.00%, 11/01/2032 (2)	1,135,000	1,248,239
5.00%, 05/15/2040	400,000	444,148
5.00%, 11/01/2041 (2)	875,000	946,925
5.38%, 11/01/2049 (2)	100,000	106,926
5.50%, 12/01/2054	1,960,000	2,129,128
Centinela Valley Union High School District
4.00%, 08/01/2019	415,000	427,749
City of Los Angeles Department of Airports
5.25%, 05/15/2031	3,720,000	4,434,798
5.00%, 05/15/2033	1,250,000	1,448,962
Foothill-De Anza Community College District
5.00%, 04/01/2035	250,000	281,977
5.00%, 04/01/2036	200,000	225,330
Golden State Tobacco Securitization Corp.
5.00%, 06/01/2021	285,000	310,781
5.00%, 06/01/2022	400,000	443,280
5.00%, 06/01/2023	455,000	509,978
0.00%, 06/01/2024	1,000,000	853,900
5.00%, 06/01/2024	255,000	289,004
5.00%, 06/01/2033	1,235,000	1,236,223
5.30%, 06/01/2037	1,000,000	1,030,000
5.00%, 06/01/2040	2,000,000	2,251,840
5.75%, 06/01/2047	3,765,000	3,787,213
Irvine Unified School District
5.00%, 03/01/2057	800,000	877,328
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200,000	1,405,212
5.00%, 12/01/2030	2,520,000	2,933,784
Los Angeles NV Unified School District
5.00%, 07/01/2019	1,250,000	1,302,600
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700,000	1,966,883
5.00%, 08/01/2028	1,000,000	1,148,370
5.00%, 08/01/2029	775,000	886,670
5.00%, 08/01/2030	2,530,000	2,880,152
Norman Y Mineta San Jose International Airport SJC
5.00%, 03/01/2028	1,250,000	1,446,300
5.00%, 03/01/2030	1,700,000	1,949,764
Oakland Unified School District/Alameda County
5.00%, 08/01/2027	1,770,000	2,165,754
Orange County Community Facilities District
5.25%, 08/15/2045	1,000,000	1,111,360
Orchard School District
0.00%, 08/01/2022	2,940,000	2,674,371
Sacramento City Financing Authority
5.00%, 12/01/2033	875,000	993,309
Sacramento Municipal Utility District
5.00%, 08/15/2028	1,475,000	1,835,800
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2021	925,000	1,005,688
5.00%, 05/01/2021	305,000	331,605
5.00%, 05/01/2022	310,000	343,672
5.00%, 05/01/2022	400,000	443,448
5.00%, 05/01/2023	225,000	253,265
5.00%, 05/01/2023	225,000	253,264
5.00%, 05/01/2025	1,330,000	1,535,113
State of California
5.00%, 08/01/2019	1,000,000	1,045,960
5.00%, 07/01/2020	500,000	521,360
5.00%, 08/01/2022	1,535,000	1,728,364
5.00%, 09/01/2022	2,000,000	2,255,700
5.00%, 09/01/2022	3,140,000	3,541,449
5.00%, 08/01/2023	3,000,000	3,439,530
5.63%, 04/01/2026	1,625,000	1,689,594
5.00%, 09/01/2026	2,000,000	2,393,880
5.00%, 08/01/2027	620,000	724,985
5.00%, 08/01/2029	935,000	1,102,028
5.00%, 09/01/2029	370,000	436,693
5.00%, 08/01/2030	3,500,000	4,110,890
5.75%, 04/01/2031	1,530,000	1,593,174
1.93% (1 Month LIBOR USD + 0.760%), 12/01/2031 (3)	750,000	758,737
6.00%, 04/01/2035	1,000,000	1,042,730
4.00%, 09/01/2035	3,625,000	3,834,561
Union Elementary School District
2.25%, 09/01/2026	1,250,000	1,250,413
		125,504,478
Colorado - 1.49%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050,000	2,427,302
Amber Creek Metropolitan District
5.00%, 12/01/2037	750,000	747,157
5.13%, 12/01/2047	1,075,000	1,069,238
Belleview Station Metropolitan District No 2
5.00%, 12/01/2036	500,000	509,895
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2037	525,000	539,763
Canyons Metropolitan District No 5
6.00%, 12/01/2037	500,000	504,840
Centerra Metropolitan District No 1
2.70%, 12/01/2019 (2)	493,000	496,643
City & County of Denver CO
5.00%, 10/01/2032	2,725,000	2,946,079
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2021	2,000,000	2,199,480
Colorado Health Facilities Authority
4.00%, 01/01/2019	225,000	228,069
4.00%, 01/01/2020	250,000	256,873
5.00%, 02/01/2020	1,210,000	1,267,003
5.00%, 12/01/2022	1,855,000	2,064,689
5.00%, 01/01/2024	125,000	137,611
5.00%, 01/01/2026	100,000	109,378
5.00%, 01/01/2031	100,000	106,529
5.25%, 02/01/2031	2,250,000	2,377,395
5.00%, 01/01/2037	250,000	263,090
5.25%, 05/15/2037	475,000	520,344
5.00%, 10/01/2038 (1)	630,000	687,878
2.38% (1 Month LIBOR USD + 1.250%), 10/01/2039 (3)	2,000,000	2,010,060
5.25%, 01/01/2040	540,000	580,219
5.25%, 01/01/2045	510,000	546,832
6.13%, 12/01/2045 (2)	375,000	394,241
5.00%, 09/01/2046	1,000,000	1,090,930
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	550,000	598,461
5.00%, 12/31/2051	190,000	206,148
5.00%, 12/31/2056	425,000	460,326
Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046	635,000	647,332
Cornerstar Metropolitan District
5.13%, 12/01/2037	500,000	518,065
Denver Convention Center Hotel Authority
4.00%, 12/01/2020	500,000	523,260
5.00%, 12/01/2022	4,950,000	5,491,084
E-470 Public Highway Authority
0.00%, 09/01/2018	375,000	372,761
0.00%, 09/01/2020	730,000	697,296
2.16% (1 Month LIBOR USD + 0.900%), 09/01/2039 (3)	325,000	325,696
2.31% (1 Month LIBOR USD + 1.050%), 09/01/2039 (3)	650,000	656,123
Mesa County Valley School District No 51 Grand Junction/CO
5.25%, 12/01/2033	2,000,000	2,404,680
Park Creek Metropolitan District
5.00%, 12/01/2045	1,775,000	1,963,789
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650,000	737,295
Serenity Ridge Metropolitan District No 2
5.13%, 12/01/2037	550,000	559,389
Sierra Ridge Metropolitan District No 2
4.50%, 12/01/2031	750,000	737,933
5.50%, 12/01/2046	1,500,000	1,535,970
Solaris Metropolitan District No 3
5.00%, 12/01/2036	850,000	883,600
5.00%, 12/01/2046	1,880,000	1,937,829
Southglenn Metropolitan District
5.00%, 12/01/2046	500,000	508,170
Southlands Metropolitan District No 1
3.00%, 12/01/2022	275,000	274,401
3.50%, 12/01/2027	500,000	494,325
St Vrain Lakes Metropolitan District No 2
5.00%, 12/01/2037	500,000	501,245
University of Colorado
5.00%, 06/01/2047	500,000	569,950
University of Colorado Hospital Authority
5.00%, 11/15/2038 (1)	1,020,000	1,122,877
		48,809,543
Connecticut - 3.46%
City of Hartford CT
5.00%, 08/15/2019	1,700,000	1,754,145
5.00%, 07/15/2021	3,300,000	3,542,187
5.00%, 07/15/2022	2,250,000	2,434,230
5.00%, 07/15/2023	2,000,000	2,175,640
5.00%, 07/15/2026	2,430,000	2,735,597
City of New Britain CT
5.00%, 03/01/2027	1,260,000	1,468,593
5.00%, 03/01/2028	1,490,000	1,729,056
5.00%, 03/01/2033	1,900,000	2,164,860
City of New Haven CT
5.25%, 08/01/2023	1,115,000	1,247,529
5.00%, 08/15/2023	900,000	996,579
5.00%, 08/15/2029	2,000,000	2,245,180
5.00%, 08/15/2031	1,000,000	1,115,620
City of West Haven CT
5.00%, 08/01/2021	2,495,000	2,692,080
Connecticut Housing Finance Authority
2.25%, 11/15/2023	1,250,000	1,211,312
Connecticut State Health & Educational Facilities Authority
5.00%, 07/01/2018	600,000	604,998
5.00%, 07/01/2029	1,000,000	1,173,260
1.80%, 07/01/2049 (1)	5,280,000	5,281,426
Connecticut State Health & Educational Facility Authority
1.00%, 07/01/2042 (1)	10,000,000	9,912,900
1.00%, 07/01/2042 (1)	18,000,000	17,843,220
2.00%, 07/01/2042 (1)	1,325,000	1,273,974
5.00%, 07/01/2043	1,750,000	1,879,395
4.00%, 07/01/2046	880,000	849,587
Harbor Point Infrastructure Improvement District
7.88%, 04/01/2039	2,153,000	2,406,300
Mohegan Tribe of Indians of Connecticut
5.25%, 02/01/2022 (2) (4)	955,000	989,122
State of Connecticut
5.00%, 08/01/2019	20,380,000	21,176,654
5.00%, 09/01/2022	5,725,000	6,283,989
5.00%, 06/15/2027	1,680,000	1,870,731
5.00%, 03/01/2029	1,500,000	1,635,045
5.00%, 11/15/2032	200,000	220,180
State of Connecticut Special Tax Revenue
5.00%, 09/01/2023	900,000	1,004,985
5.00%, 01/01/2038	4,400,000	4,902,260
Town of Hamden CT
5.00%, 08/15/2026	500,000	565,590
5.00%, 08/15/2026	1,335,000	1,528,028
Town of Tolland CT
2.00%, 05/24/2018	400,000	400,212
University of Connecticut
5.25%, 11/15/2034	3,705,000	4,373,012
		113,687,476
Delaware - 0.16%
County of Sussex DE
5.00%, 01/01/2036	2,500,000	2,728,800
Delaware State Economic Development Authority
5.40%, 02/01/2031	500,000	534,450
5.00%, 09/01/2036	1,225,000	1,326,234
5.00%, 09/01/2046	700,000	749,553
		5,339,037
District of Columbia - 0.99%
District of Columbia
5.00%, 12/01/2021	2,300,000	2,550,953
5.00%, 06/01/2022	1,150,000	1,286,574
5.00%, 12/01/2022	2,000,000	2,260,940
5.00%, 06/01/2031	2,500,000	2,954,925
5.00%, 06/01/2034	2,100,000	2,456,160
5.00%, 12/01/2036	670,000	732,163
5.00%, 07/01/2042	730,000	759,550
5.00%, 07/01/2052	765,000	790,107
Metropolitan Washington Airports Authority
5.00%, 10/01/2019	1,400,000	1,464,064
5.00%, 10/01/2021	2,000,000	2,197,280
5.00%, 10/01/2023	850,000	961,256
5.00%, 10/01/2027	500,000	586,145
5.00%, 10/01/2029	1,000,000	1,160,590
5.00%, 10/01/2037	1,000,000	1,134,980
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2037	1,000,000	457,660
6.50%, 10/01/2041	2,000,000	2,540,380
5.00%, 10/01/2053	1,000,000	1,064,670
Washington Convention & Sports Authority
5.00%, 10/01/2023	1,330,000	1,512,144
5.00%, 10/01/2024	1,030,000	1,186,807
Washington Metropolitan Area Transit Authority
4.00%, 07/01/2019	1,425,000	1,434,960
5.00%, 07/01/2020	1,375,000	1,470,384
5.00%, 07/01/2032	1,255,000	1,477,336
		32,440,028
Florida - 6.48%
Alachua County Health Facilities Authority
5.00%, 12/01/2036	1,000,000	1,097,730
5.00%, 12/01/2044	1,350,000	1,465,155
6.38%, 11/15/2049	300,000	323,676
Brevard County Health Facilities Authority
5.00%, 04/01/2039	1,335,000	1,446,940
Celebration Pointe Community Development District
4.00%, 05/01/2022 (2)	350,000	356,027
Citizens Property Insurance Corp.
5.00%, 06/01/2018	400,000	402,196
5.00%, 06/01/2021	355,000	387,230
5.00%, 06/01/2022	2,150,000	2,390,779
City of Cape Coral FL Water & Sewer Revenue
1.65%, 09/01/2019	1,075,000	1,070,324
City of Jacksonville FL
5.00%, 10/01/2021	1,415,000	1,558,594
5.00%, 10/01/2024	1,185,000	1,368,486
City of Orlando FL
5.00%, 11/01/2029	2,000,000	2,332,620
City of Tallahassee FL
5.00%, 12/01/2026	1,380,000	1,552,514
City of Tampa FL
5.00%, 04/01/2040	1,115,000	1,226,678
County of Broward FL Airport System Revenue
5.00%, 10/01/2020	880,000	947,267
5.00%, 10/01/2021	150,000	164,159
5.00%, 10/01/2022	1,500,000	1,681,530
5.00%, 10/01/2022	585,000	650,491
5.00%, 10/01/2022	125,000	138,994
5.00%, 10/01/2023	125,000	140,881
5.00%, 10/01/2029	500,000	567,390
5.00%, 10/01/2030	405,000	466,074
5.00%, 10/01/2042	110,000	120,299
County of Hillsborough FL
5.00%, 11/01/2025	1,775,000	2,062,284
County of Miami-Dade FL
5.00%, 07/01/2023	1,000,000	1,136,350
5.00%, 10/01/2024	1,785,000	2,055,606
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2020	1,000,000	1,069,610
5.75%, 10/01/2020	615,000	651,131
5.00%, 10/01/2022	485,000	519,988
5.00%, 10/01/2031	3,000,000	3,262,350
5.00%, 10/01/2035	1,000,000	1,101,100
County of Miami-Dade FL Water & Sewer System Revenue
5.00%, 10/01/2032	1,275,000	1,456,037
County of Miami-Dade Seaport Department
1.63%, 10/01/2050 (1)	4,000,000	4,000,000
County of Orange FL Tourist Development Tax Revenue
5.00%, 10/01/2019	1,000,000	1,048,790
5.00%, 10/01/2023	1,510,000	1,723,484
County of Palm Beach FL
5.00%, 05/01/2029	1,915,000	2,252,461
Florida Department of Environmental Protection
5.00%, 07/01/2019	1,050,000	1,092,861
5.00%, 07/01/2022	5,000,000	5,592,200
Florida Municipal Power Agency
5.00%, 10/01/2025	3,475,000	4,060,190
Florida's Turnpike Enterprise
5.00%, 07/01/2019	2,380,000	2,477,437
5.00%, 07/01/2022	3,250,000	3,646,175
Greater Orlando Aviation Authority
5.00%, 10/01/2020	815,000	874,413
5.00%, 10/01/2022	1,000,000	1,112,850
5.00%, 10/01/2030	1,000,000	1,155,240
5.00%, 10/01/2031	2,000,000	2,242,440
5.00%, 10/01/2033	2,000,000	2,231,140
5.00%, 10/01/2046	1,000,000	1,109,400
Hernando County School District
5.00%, 07/01/2024	805,000	923,665
5.00%, 07/01/2025	1,000,000	1,161,090
Jacksonville Housing Finance Authority
0.85%, 08/01/2018	1,500,000	1,496,460
JEA Electric System Revenue
5.00%, 10/01/2020	4,400,000	4,740,824
5.00%, 10/01/2026	1,120,000	1,324,624
JEA Water & Sewer System Revenue
5.00%, 10/01/2022	250,000	280,597
Lakewood Ranch Stewardship District
4.00%, 05/01/2022	650,000	653,588
Lee County Industrial Development Authority/FL
5.63%, 12/01/2037 (2)	250,000	254,737
5.75%, 12/01/2052 (2)	750,000	762,158
Manatee County School District
5.00%, 10/01/2025	520,000	608,733
Marion County School Board
5.00%, 06/01/2026	1,435,000	1,615,695
Martin County Health Facilities Authority
5.00%, 11/15/2023	800,000	893,944
Miami-Dade County Educational Facilities Authority
5.25%, 04/01/2020	1,000,000	1,067,290
5.00%, 04/01/2040	2,855,000	3,159,686
Miami-Dade County Expressway Authority
5.00%, 07/01/2019	1,250,000	1,299,762
5.00%, 07/01/2030	1,225,000	1,415,304
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110,000	126,399
5.00%, 08/01/2026	155,000	179,295
5.00%, 08/01/2027	345,000	400,766
5.00%, 08/01/2028	400,000	462,540
5.00%, 08/01/2029	480,000	552,945
5.00%, 08/01/2030	675,000	774,043
5.00%, 08/01/2032	750,000	854,850
Miami-Dade County Industrial Development Authority
4.00%, 09/15/2019	235,000	239,648
Orange County Health Facilities Authority
5.00%, 01/01/2020	1,000,000	1,025,260
Orange County School Board
5.00%, 08/01/2029	1,000,000	1,146,220
Palm Beach County Health Facilities Authority
5.00%, 12/01/2023	50,000	55,720
5.00%, 12/01/2024	105,000	118,264
7.50%, 06/01/2049	1,875,000	2,181,544
7.50%, 06/01/2049	100,000	116,283
Palm Beach County School District
5.00%, 08/01/2023	500,000	566,775
5.00%, 08/01/2024	220,000	253,249
5.00%, 08/01/2026	3,750,000	4,422,975
5.00%, 08/01/2026	1,065,000	1,256,125
5.00%, 08/01/2029	8,000,000	9,576,640
5.00%, 08/01/2030	4,520,000	5,151,986
5.00%, 08/01/2032	3,000,000	3,400,380
Reedy Creek Improvement District
5.00%, 06/01/2021	1,855,000	2,031,763
5.00%, 06/01/2023	2,740,000	3,116,586
Sarasota County Health Facilities Authority
5.00%, 01/01/2042	750,000	817,410
5.00%, 01/01/2047	875,000	950,775
School Board of Miami-Dade County
5.00%, 05/01/2025	3,000,000	3,448,020
5.00%, 05/01/2026	1,000,000	1,146,560
5.00%, 02/01/2029	8,000,000	9,120,560
5.00%, 02/01/2030	500,000	568,165
5.00%, 05/01/2031	5,000,000	5,592,700
5.00%, 05/01/2031 (1)	5,000,000	5,700,650
School District of Broward County/FL
5.00%, 07/01/2021	4,000,000	4,382,960
5.00%, 07/01/2022	1,000,000	1,116,280
5.00%, 07/01/2028	1,500,000	1,771,095
5.00%, 07/01/2029	2,545,000	2,993,607
South Broward Hospital District
5.00%, 05/01/2019	2,195,000	2,270,574
5.00%, 05/01/2021	2,035,000	2,216,949
South Miami Health Facilities Authority
5.00%, 08/15/2020	200,000	213,606
5.00%, 08/15/2023	250,000	281,600
5.00%, 08/15/2024	400,000	456,488
5.00%, 08/15/2025	700,000	807,891
State of Florida
5.00%, 06/01/2019	1,210,000	1,256,259
5.00%, 06/01/2019	1,320,000	1,370,464
5.00%, 06/01/2019	1,000,000	1,038,230
5.00%, 07/01/2019	3,500,000	3,644,200
5.00%, 06/01/2021	1,120,000	1,227,811
5.00%, 07/01/2021	1,125,000	1,236,060
5.00%, 06/01/2022	1,050,000	1,176,483
5.00%, 07/01/2022	1,175,000	1,317,727
5.00%, 06/01/2023	2,425,000	2,767,216
5.00%, 07/01/2023	2,630,000	3,002,592
5.00%, 07/01/2024	2,460,000	2,858,200
5.00%, 06/01/2025	1,500,000	1,765,950
State of Florida Lottery Revenue
5.00%, 07/01/2018	4,915,000	4,957,416
5.00%, 07/01/2020	2,000,000	2,142,860
5.00%, 07/01/2020	965,000	1,033,930
5.00%, 07/01/2021	1,290,000	1,416,072
5.00%, 07/01/2024	1,400,000	1,623,958
5.00%, 07/01/2024	4,000,000	4,639,880
Tampa Bay Water
5.50%, 10/01/2022	1,000,000	1,146,940
		212,936,122
Georgia - 2.27%
Atlanta Development Authority
6.75%, 01/01/2035	1,500,000	1,542,900
Atlanta Urban Residential Finance Authority
1.40%, 05/01/2020 (1)	3,000,000	2,987,550
City of Atlanta GA
5.00%, 01/01/2019	225,000	230,312
5.00%, 01/01/2020	275,000	289,504
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2021	1,900,000	2,101,381
City of East Point GA
4.00%, 08/01/2018	400,000	402,996
5.00%, 08/01/2019	955,000	994,508
5.00%, 08/01/2020	415,000	443,266
5.00%, 08/01/2021	250,000	273,092
Cobb County Kennestone Hospital Authority
5.00%, 04/01/2022	450,000	497,565
DeKalb County Hospital Authority/GA
6.13%, 09/01/2040	550,000	589,143
Forsyth County School District
5.00%, 02/01/2022	1,200,000	1,336,212
Fulton County Development Authority
5.00%, 04/01/2023	300,000	336,507
Gainesville & Hall County Hospital Authority
5.00%, 02/15/2022	515,000	570,177
5.00%, 02/15/2025	300,000	341,763
5.50%, 02/15/2042	650,000	771,212
Georgia Housing & Finance Authority
1.40%, 06/01/2018	375,000	374,876
Glynn-Brunswick Memorial Hospital Authority
5.00%, 08/01/2022	1,220,000	1,355,981
Griffin-Spalding County Hospital Authority
3.00%, 04/01/2027	635,000	640,499
LaGrange-Troup County Hospital Authority
5.00%, 04/01/2021	150,000	162,789
5.00%, 04/01/2024	500,000	568,290
Macon-Bibb County Housing Authority
2.04%, 04/01/2021	15,000,000	14,994,150
Macon-Bibb County Urban Development Authority
5.75%, 06/15/2037 (2)	1,000,000	1,030,140
Main Street Natural Gas, Inc.
5.00%, 03/15/2021	2,500,000	2,701,825
4.00%, 04/01/2048 (1)	10,000,000	10,645,000
Marietta Development Authority
5.00%, 11/01/2037 (2)	625,000	664,581
5.00%, 11/01/2047 (2)	500,000	523,620
Monroe County Development Authority
2.35%, 10/01/2048 (1)	500,000	494,455
Municipal Electric Authority of Georgia
5.00%, 01/01/2019	1,000,000	1,022,850
5.00%, 01/01/2020	2,095,000	2,198,828
5.00%, 01/01/2020	2,980,000	3,127,689
4.00%, 01/01/2021	350,000	366,299
5.00%, 01/01/2022	250,000	273,323
Peach County Development Authority
1.20%, 10/01/2018	2,000,000	1,994,020
Private Colleges & Universities Authority
5.00%, 04/01/2027	1,900,000	2,114,776
5.00%, 10/01/2032	1,300,000	1,522,378
5.00%, 04/01/2044	1,300,000	1,399,528
Savannah Economic Development Authority
7.25%, 01/01/2049	120,000	136,140
Savannah Housing Authority
1.15%, 07/01/2019 (1)	3,700,000	3,694,191
State of Georgia
5.00%, 07/01/2020	1,000,000	1,072,800
5.00%, 02/01/2021	1,115,000	1,214,202
5.00%, 02/01/2022	5,000,000	5,569,500
5.00%, 07/01/2023	1,000,000	1,144,870
		74,715,688
Guam - 0.05%
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,500,000	1,588,530
Hawaii - 0.36%
City & County of Honolulu HI
1.88% (SIFMA Municipal Swap Index + 0.300%), 09/01/2023 (3)	1,000,000	1,000,280
5.00%, 09/01/2024	1,275,000	1,480,734
1.90% (SIFMA Municipal Swap Index + 0.320%), 09/01/2027 (3)	5,000,000	5,001,950
5.00%, 10/01/2029	2,000,000	2,317,560
State of Hawaii
5.00%, 08/01/2023	1,925,000	2,198,677
		11,999,201
Idaho - 0.25%
Idaho Health Facilities Authority
5.00%, 12/01/2020	2,900,000	3,129,796
5.00%, 03/01/2034	3,155,000	3,444,345
State of Idaho
4.00%, 06/29/2018	1,500,000	1,508,715
		8,082,856
Illinois - 9.79%
Chicago Board of Education
5.00%, 12/01/2021	2,000,000	2,020,780
0.00%, 12/01/2025	265,000	190,861
5.00%, 12/01/2026	145,000	153,774
5.00%, 12/01/2027	850,000	884,306
6.75%, 12/01/2030 (2)	1,500,000	1,767,120
5.00%, 12/01/2041	785,000	758,530
5.25%, 12/01/2041	3,000,000	3,005,700
5.00%, 12/01/2042	200,000	193,652
6.50%, 12/01/2046	100,000	113,669
7.00%, 12/01/2046 (2) (4)	400,000	473,828
Chicago Midway International Airport
5.00%, 01/01/2021	5,000,000	5,365,150
5.00%, 01/01/2027	1,800,000	2,053,728
5.00%, 01/01/2032	2,000,000	2,195,140
5.00%, 01/01/2034	1,000,000	1,093,720
5.00%, 01/01/2046	300,000	335,676
Chicago O'Hare International Airport
5.00%, 01/01/2021	500,000	539,430
5.00%, 01/01/2022	500,000	550,420
5.00%, 01/01/2022	700,000	770,588
5.00%, 01/01/2022	520,000	570,274
5.00%, 01/01/2022	1,000,000	1,100,840
5.00%, 01/01/2023	1,000,000	1,119,230
5.00%, 01/01/2024	865,000	972,130
5.00%, 01/01/2025	415,000	470,739
5.00%, 01/01/2027	385,000	441,907
5.00%, 01/01/2028	1,000,000	1,137,940
5.00%, 01/01/2030	2,000,000	2,234,740
5.00%, 01/01/2030	2,000,000	2,256,820
5.00%, 01/01/2031	700,000	779,450
5.00%, 01/01/2031	660,000	742,454
5.00%, 01/01/2032	1,300,000	1,442,545
5.00%, 01/01/2033	345,000	388,542
5.00%, 07/01/2033	550,000	612,348
5.00%, 01/01/2034	400,000	449,024
5.00%, 01/01/2042	500,000	549,725
Chicago Park District
5.00%, 01/01/2025	500,000	534,450
5.00%, 01/01/2029	3,000,000	3,318,300
Chicago Transit Authority
4.00%, 06/01/2019	500,000	511,350
5.00%, 06/01/2020	250,000	265,560
5.00%, 06/01/2021	250,000	270,858
5.00%, 06/01/2022	265,000	291,900
5.00%, 06/01/2023	240,000	267,643
5.00%, 06/01/2024	200,000	224,974
5.25%, 06/01/2024	2,000,000	2,169,280
5.00%, 06/01/2025	200,000	226,148
5.00%, 06/01/2026	8,275,000	9,439,127
5.00%, 06/01/2026	160,000	182,509
City of Chicago IL
4.25%, 01/01/2020	465,000	484,711
5.00%, 01/01/2022	460,000	509,008
5.00%, 01/01/2023	1,535,000	1,619,763
5.00%, 01/01/2026	425,000	495,142
5.00%, 01/01/2027	500,000	582,520
5.25%, 01/01/2027	2,435,000	2,607,276
5.00%, 01/01/2028	865,000	912,765
5.75%, 01/01/2034	2,000,000	2,188,000
5.00%, 01/01/2035	750,000	775,733
5.50%, 01/01/2035	1,000,000	1,061,120
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000,000	2,137,600
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2019	200,000	204,496
5.00%, 01/01/2020	200,000	209,596
5.00%, 01/01/2020	1,210,000	1,268,056
5.00%, 01/01/2021	370,000	394,982
5.00%, 01/01/2022	250,000	271,640
5.00%, 01/01/2023	450,000	496,413
5.00%, 01/01/2024	500,000	557,975
5.00%, 01/01/2028	1,530,000	1,690,298
5.00%, 01/01/2029	1,300,000	1,429,714
5.00%, 01/01/2030	1,000,000	1,139,580
5.00%, 01/01/2033	2,000,000	2,166,240
5.00%, 01/01/2039	1,000,000	1,072,590
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2020	915,000	976,946
5.00%, 11/01/2021	1,525,000	1,657,949
5.00%, 11/01/2022	1,000,000	1,102,480
4.00%, 11/01/2023	1,025,000	1,085,178
5.00%, 11/01/2023	650,000	725,849
5.00%, 11/01/2024	250,000	282,187
5.00%, 11/01/2024	1,150,000	1,295,118
5.00%, 11/01/2024	1,000,000	1,126,190
5.00%, 11/01/2025	1,000,000	1,126,190
5.00%, 11/01/2033	500,000	547,400
City of Springfield IL
5.00%, 12/01/2024	340,000	379,896
5.00%, 12/01/2025	395,000	442,953
5.00%, 12/01/2026	160,000	177,755
Cook Kane Lake & McHenry Counties Community College District No 512
5.00%, 12/01/2024	850,000	988,108
County of Cook IL
5.25%, 11/15/2022	405,000	437,736
5.00%, 11/15/2023	2,500,000	2,811,600
5.00%, 11/15/2025	2,500,000	2,745,650
5.00%, 11/15/2026	1,000,000	1,061,870
5.00%, 11/15/2026	1,450,000	1,666,340
5.25%, 11/15/2028	1,035,000	1,119,011
5.00%, 11/15/2029	1,000,000	1,128,960
5.00%, 11/15/2029	1,085,000	1,183,735
5.00%, 11/15/2030	500,000	561,685
5.00%, 11/15/2033	2,795,000	3,223,557
5.00%, 11/15/2034	1,200,000	1,331,916
Illinois Finance Authority
5.00%, 08/01/2021	445,000	481,779
5.00%, 02/15/2022	215,000	234,604
5.00%, 07/01/2022	1,000,000	1,117,140
5.00%, 12/01/2022	325,000	359,609
4.00%, 05/15/2023	500,000	528,895
5.00%, 11/15/2023	1,680,000	1,883,801
5.00%, 01/01/2024	250,000	274,807
5.00%, 02/15/2024	90,000	100,537
5.00%, 05/15/2024	350,000	394,467
5.00%, 07/15/2025	230,000	268,730
5.00%, 08/01/2025	1,605,000	1,804,582
5.00%, 02/15/2026	360,000	410,378
5.00%, 03/01/2027	400,000	460,212
5.00%, 03/01/2028	465,000	532,518
5.00%, 01/01/2029	1,650,000	1,940,944
5.00%, 02/15/2029	1,070,000	1,221,170
5.00%, 02/15/2030	1,240,000	1,410,054
5.00%, 07/01/2030	275,000	307,018
5.00%, 07/15/2030	710,000	834,861
5.00%, 08/01/2030	870,000	981,917
5.00%, 11/15/2030	2,000,000	2,249,100
5.00%, 01/01/2031	3,515,000	3,875,639
5.00%, 02/15/2031	300,000	339,903
5.00%, 07/01/2031	1,420,000	1,652,383
5.25%, 08/15/2031	500,000	554,545
3.63%, 02/15/2032	355,000	345,351
1.62%, 07/01/2032 (1)	9,015,000	9,015,000
4.00%, 09/01/2032	40,000	39,056
4.75%, 05/15/2033	960,000	997,930
5.00%, 05/15/2033	795,000	779,267
5.00%, 08/15/2033	250,000	269,830
3.75%, 02/15/2034	200,000	194,620
5.00%, 02/15/2034	1,890,000	2,118,199
5.00%, 07/01/2034	300,000	330,615
5.00%, 08/15/2034	2,500,000	2,848,600
5.00%, 11/15/2034	300,000	334,116
5.00%, 11/15/2034	3,000,000	3,341,160
5.00%, 08/15/2035	100,000	107,577
5.00%, 08/15/2035	600,000	644,484
4.00%, 02/15/2036	800,000	808,912
5.00%, 02/15/2036	845,000	942,234
5.00%, 07/01/2036	325,000	356,463
5.00%, 08/15/2036	1,000,000	1,071,940
5.25%, 02/15/2037	380,000	405,494
5.00%, 05/15/2037	1,050,000	1,086,792
5.00%, 05/15/2037	395,000	425,431
4.13%, 08/15/2037	900,000	905,940
5.00%, 08/15/2037	1,000,000	1,069,730
5.13%, 05/15/2038	1,000,000	979,660
1.65%, 11/01/2038 (1)	8,000,000	8,000,000
5.00%, 11/15/2038	3,795,000	4,196,018
8.00%, 05/15/2040	785,000	884,381
4.00%, 02/15/2041	2,895,000	2,907,796
5.00%, 02/15/2041	1,535,000	1,699,291
5.00%, 08/01/2042	120,000	129,745
1.75%, 11/15/2042 (1)	1,770,000	1,751,610
5.00%, 08/15/2044	200,000	212,380
5.00%, 11/15/2045	2,500,000	2,733,000
8.00%, 05/15/2046	1,595,000	1,796,927
5.00%, 12/01/2046	5,000,000	5,413,750
5.00%, 05/15/2047	100,000	106,372
5.25%, 05/15/2047	280,000	295,375
5.00%, 08/01/2049	140,000	150,014
5.25%, 05/15/2054	1,000,000	974,660
5.00%, 07/15/2057 (1)	875,000	992,591
Illinois Housing Development Authority
1.33%, 02/01/2020 (1)	3,000,000	2,997,030
Illinois Municipal Electric Agency
5.00%, 02/01/2023	275,000	308,201
5.00%, 02/01/2031	470,000	530,085
Illinois Sports Facilities Authority
5.25%, 06/15/2032	1,735,000	1,886,691
Illinois State Toll Highway Authority
5.00%, 01/01/2024	935,000	1,066,302
1.64%, 01/01/2031 (1)	3,470,000	3,470,000
5.00%, 12/01/2031	235,000	268,826
5.00%, 01/01/2034	1,300,000	1,500,395
5.00%, 01/01/2038	2,700,000	2,999,511
5.00%, 01/01/2041	7,000,000	7,863,240
Illinois State University
5.00%, 04/01/2032	1,370,000	1,514,055
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000,000	1,123,200
5.00%, 01/01/2027	100,000	116,843
5.00%, 01/01/2027	2,100,000	2,347,842
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2024	1,000,000	838,930
0.00%, 01/15/2025	1,000,000	808,960
0.00%, 01/15/2026	1,000,000	779,270
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2018	20,000	19,886
0.00%, 06/15/2018	585,000	583,075
5.00%, 12/15/2020	430,000	454,188
5.00%, 12/15/2026	2,000,000	2,081,220
5.00%, 12/15/2028	1,000,000	1,094,840
5.00%, 12/15/2028	2,500,000	2,585,850
0.00%, 06/15/2029	2,500,000	1,523,725
0.00%, 12/15/2030	11,000,000	6,204,550
5.00%, 12/15/2032	550,000	594,748
0.00%, 12/15/2034	550,000	248,677
5.25%, 06/15/2050	3,275,000	3,317,444
5.00%, 06/15/2057	550,000	579,794
Northern Illinois Municipal Power Agency
5.00%, 12/01/2018	125,000	127,480
5.00%, 12/01/2019	150,000	157,111
5.00%, 12/01/2020	1,025,000	1,100,133
5.00%, 12/01/2022	1,575,000	1,751,573
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375,000	1,594,698
Peoria Public Building Commission
5.00%, 12/01/2022	1,500,000	1,648,710
Railsplitter Tobacco Settlement Authority
5.00%, 06/01/2023	2,265,000	2,525,883
5.00%, 06/01/2024	5,275,000	5,959,220
Regional Transportation Authority
5.00%, 07/01/2020	400,000	426,288
5.00%, 07/01/2021	400,000	435,528
State of Illinois
5.50%, 08/01/2018	1,955,000	1,975,019
5.00%, 02/01/2019	425,000	432,969
4.00%, 06/15/2019	315,000	322,651
4.50%, 06/15/2019	1,710,000	1,761,625
5.00%, 06/15/2019	1,435,000	1,486,789
5.00%, 11/01/2019	2,625,000	2,708,528
5.00%, 02/01/2020	425,000	437,236
5.00%, 11/01/2020	610,000	636,328
5.00%, 02/01/2021	425,000	441,770
5.00%, 11/01/2021	4,000,000	4,197,280
5.00%, 01/01/2022	700,000	718,179
4.00%, 01/01/2023	330,000	332,267
5.00%, 02/01/2023	235,000	245,631
5.00%, 11/01/2023	1,000,000	1,045,450
5.00%, 06/15/2024	2,000,000	2,224,780
5.50%, 07/01/2024	1,000,000	1,073,690
5.00%, 02/01/2025	455,000	474,811
5.00%, 05/01/2025	3,050,000	3,184,566
5.00%, 06/01/2025	880,000	916,467
5.00%, 06/15/2025	4,090,000	4,528,693
5.50%, 07/01/2025	400,000	426,160
5.00%, 11/01/2025	2,040,000	2,128,760
5.00%, 06/01/2026	125,000	130,524
5.00%, 11/01/2026	8,000,000	8,351,200
5.00%, 02/01/2028	1,000,000	1,035,300
5.00%, 03/01/2028	5,130,000	5,239,269
5.00%, 05/01/2028	265,000	270,695
5.00%, 02/01/2029	1,000,000	1,031,620
5.25%, 02/01/2029	3,720,000	3,847,894
5.25%, 02/01/2030	100,000	103,026
5.25%, 02/01/2031	760,000	781,432
5.00%, 05/01/2032	800,000	810,000
5.50%, 07/01/2038	1,500,000	1,542,450
Sugar Grove Public Library District
3.00%, 02/01/2020	390,000	398,229
Upper Illinois River Valley Development Authority
5.25%, 12/01/2037 (2)	2,005,000	2,027,576
Village of Bedford Park IL
4.00%, 12/01/2020	1,180,000	1,220,639
Village of Mount Prospect IL
2.00%, 12/01/2018	820,000	822,198
Will & Kankakee Counties School District No 255
4.00%, 06/01/2018	1,070,000	1,073,809
Will County Community Unit School District No 365 Valley View
0.00%, 11/01/2025	520,000	406,687
0.00%, 11/01/2026	905,000	680,587
		321,687,046
Indiana - 1.87%
Ball State University
5.00%, 07/01/2033	955,000	1,099,835
City of Whiting IN
5.25%, 01/01/2021	1,145,000	1,241,936
5.00%, 11/01/2045 (1)	2,600,000	2,920,164
Indiana Development Finance Authority
1.75%, 10/01/2031 (1)	3,600,000	3,594,528
Indiana Finance Authority
5.00%, 09/15/2019	700,000	724,255
5.00%, 12/01/2024	3,000,000	3,497,520
5.00%, 11/01/2026	1,200,000	1,424,184
6.00%, 12/01/2026	2,035,000	2,095,786
5.00%, 11/01/2029	2,350,000	2,753,636
5.00%, 02/01/2030	5,765,000	6,980,204
5.00%, 09/01/2031	440,000	500,421
5.25%, 02/01/2033	2,500,000	2,906,725
1.65%, 05/01/2034 (1)	600,000	599,604
5.00%, 03/01/2036	4,000,000	4,445,760
5.00%, 09/01/2036	1,000,000	1,121,600
5.00%, 07/01/2048	3,600,000	3,842,280
5.25%, 01/01/2051	3,450,000	3,717,927
Indiana Health & Educational Facilities Financing Authority
1.75%, 11/15/2031 (1)	3,000,000	2,956,800
Indiana Health Facility Financing Authority
2.00%, 10/01/2026 (1)	3,675,000	3,683,122
1.25%, 11/01/2027 (1)	1,120,000	1,102,304
1.35%, 11/01/2027 (1)	1,330,000	1,308,853
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2021	370,000	399,385
5.00%, 01/01/2022	755,000	828,846
5.00%, 01/01/2023	285,000	316,815
5.00%, 01/01/2029	1,000,000	1,138,810
5.00%, 01/01/2031	1,000,000	1,134,910
Lebanon Middle School Building Corp.
5.00%, 01/10/2023	1,065,000	1,191,085
5.00%, 07/10/2023	1,740,000	1,962,616
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028	390,000	440,365
5.00%, 01/15/2029	540,000	607,759
5.00%, 01/15/2030	700,000	785,281
		61,323,316
Iowa - 0.28%
City of Altoona IA
5.00%, 06/01/2026	2,200,000	2,518,032
Iowa Finance Authority
5.25%, 12/01/2025	1,500,000	1,595,625
4.75%, 08/01/2042	980,000	1,004,578
Iowa Higher Education Loan Authority
1.00%, 09/01/2018	4,000,000	3,982,560
		9,100,795
Kansas - 0.09%
City of Wichita KS
5.25%, 11/15/2024	350,000	369,380
Johnson County Unified School District No 232 De Soto
5.00%, 09/01/2022	350,000	392,542
Kansas Development Finance Authority
5.00%, 11/15/2032	2,000,000	2,206,760
		2,968,682
Kentucky - 1.09%
City of Ashland KY
5.00%, 02/01/2030	555,000	603,224
City of Russell KY
5.00%, 11/01/2022	3,200,000	3,582,176
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000,000	1,154,270
5.00%, 09/01/2025	1,250,000	1,458,350
Kentucky Economic Development Finance Authority
5.00%, 06/01/2018	200,000	200,778
5.00%, 06/01/2019	375,000	384,739
5.00%, 06/01/2020	500,000	523,000
5.25%, 06/01/2020	500,000	525,605
5.00%, 06/01/2021	250,000	265,740
5.50%, 06/01/2021	685,000	737,101
5.00%, 06/01/2024	1,000,000	1,096,370
5.00%, 06/01/2037	325,000	352,040
6.38%, 03/01/2040	2,400,000	2,626,800
6.38%, 06/01/2040	3,230,000	3,535,235
5.00%, 06/01/2041	225,000	240,500
5.25%, 06/01/2041	725,000	793,904
6.50%, 03/01/2045	1,000,000	1,096,020
5.00%, 06/01/2045	1,000,000	1,064,180
5.00%, 12/01/2045	300,000	330,399
5.00%, 05/15/2046	500,000	522,350
6.25%, 11/15/2046	750,000	750,922
5.00%, 12/01/2047	620,000	675,230
5.00%, 05/15/2051	325,000	338,400
Kentucky Higher Education Student Loan Corp.
5.00%, 06/01/2020	600,000	629,532
5.00%, 06/01/2021	610,000	650,309
Kentucky Public Transportation Infrastructure Authority
5.75%, 07/01/2049	1,000,000	1,099,850
6.00%, 07/01/2053	530,000	589,863
Kentucky State Property & Building Commission
5.00%, 05/01/2021	500,000	542,365
5.00%, 05/01/2029	1,000,000	1,144,200
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2020	1,140,000	1,221,943
5.00%, 10/01/2023	1,565,000	1,767,261
5.00%, 12/01/2028	120,000	128,929
5.00%, 10/01/2030	2,500,000	2,846,350
5.00%, 10/01/2032	430,000	485,466
1.50%, 10/01/2033 (1)	1,705,000	1,698,316
		35,661,717
Louisiana - 1.22%
City of New Orleans LA
5.00%, 12/01/2019	2,450,000	2,570,662
Greater New Orleans Expressway Commission
5.00%, 11/01/2034	1,000,000	1,141,190
Jefferson Parish Hospital Service District No 1
5.50%, 01/01/2026	3,000,000	3,289,080
Louisiana Housing Corp.
1.00%, 09/01/2019 (1)	2,000,000	1,999,180
Louisiana Local Government Environmental Facilities & Community Development Authority
5.00%, 10/01/2028	1,000,000	1,181,880
5.00%, 10/01/2028	1,045,000	1,235,065
6.50%, 08/01/2029	2,200,000	2,422,398
Louisiana Public Facilities Authority
5.00%, 06/01/2021	7,695,000	8,391,090
5.00%, 12/15/2022	230,000	258,053
5.00%, 12/15/2023	335,000	381,129
5.00%, 12/15/2024	330,000	378,398
5.00%, 12/15/2025	275,000	319,734
5.00%, 12/15/2026	300,000	349,629
0.00%, 10/01/2027	2,000,000	1,690,040
5.00%, 12/15/2028	250,000	291,343
5.00%, 12/15/2029	200,000	232,162
5.00%, 12/15/2030	150,000	173,439
5.00%, 05/15/2031	1,250,000	1,418,187
5.00%, 12/15/2031	390,000	449,530
5.00%, 05/15/2032	1,000,000	1,130,350
New Orleans Aviation Board
5.00%, 01/01/2020	135,000	142,263
5.00%, 01/01/2021	125,000	134,649
5.00%, 01/01/2022	75,000	82,308
5.00%, 01/01/2023	50,000	55,700
5.00%, 01/01/2024	55,000	61,999
5.00%, 01/01/2024	1,400,000	1,578,164
5.00%, 01/01/2025	50,000	57,013
5.00%, 01/01/2027	850,000	963,050
5.00%, 01/01/2028	155,000	178,811
5.00%, 01/01/2029	810,000	908,739
5.00%, 01/01/2030	275,000	314,512
5.00%, 01/01/2033	740,000	834,246
5.00%, 01/01/2034	170,000	190,964
5.00%, 01/01/2034	750,000	842,490
5.00%, 01/01/2036	500,000	558,850
5.00%, 01/01/2037	500,000	557,650
5.00%, 01/01/2040	1,000,000	1,090,620
5.00%, 01/01/2040	1,540,000	1,697,065
Tobacco Settlement Financing Corp./LA
5.00%, 05/15/2018	400,000	401,692
		39,953,324
Maine - 0.17%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2041	1,470,000	1,302,494
5.00%, 07/01/2041	1,135,000	1,173,647
5.00%, 07/01/2043	390,000	400,093
4.00%, 07/01/2046	330,000	285,717
5.00%, 07/01/2046	1,735,000	1,788,056
Maine Municipal Bond Bank
5.00%, 11/01/2033	650,000	763,425
		5,713,432
Maryland - 3.57%
City of Baltimore MD
5.00%, 07/01/2018	2,525,000	2,545,831
5.00%, 09/01/2023	1,000,000	1,122,000
5.00%, 07/01/2026	720,000	851,566
5.00%, 07/01/2029	4,770,000	5,615,196
5.00%, 09/01/2030	3,000,000	3,450,240
5.00%, 09/01/2032	1,000,000	1,144,370
5.00%, 09/01/2036	1,000,000	1,117,920
5.00%, 09/01/2039	775,000	863,559
City of Rockville MD
4.00%, 11/01/2021	200,000	213,242
2.50%, 11/01/2024	245,000	245,412
3.00%, 11/01/2025	580,000	578,434
5.00%, 11/01/2030	65,000	72,891
5.00%, 11/01/2042	750,000	819,030
5.00%, 11/01/2047	730,000	794,050
City of Westminster MD
6.25%, 07/01/2044	1,100,000	1,182,016
County of Anne Arundel MD
5.00%, 10/01/2019	3,580,000	3,757,962
County of Frederick MD
5.00%, 08/01/2029	300,000	371,907
5.00%, 08/01/2030	350,000	434,339
5.00%, 08/01/2031	425,000	532,164
County of Montgomery MD
5.00%, 10/01/2024	1,210,000	1,412,397
Maryland Community Development Administration
1.35%, 01/01/2019 (2)	2,200,000	2,185,348
1.15%, 02/01/2019	5,000,000	4,968,500
Maryland Economic Development Corp.
5.00%, 06/01/2019	3,415,000	3,543,131
5.00%, 06/01/2022	200,000	218,808
5.00%, 06/01/2023	175,000	193,907
5.00%, 03/31/2024	2,500,000	2,723,525
5.00%, 09/30/2027	50,000	57,649
5.00%, 06/01/2028	2,000,000	2,282,140
5.00%, 09/30/2030	905,000	1,024,569
5.00%, 06/01/2035	915,000	1,028,140
5.00%, 03/31/2046	1,535,000	1,685,138
5.00%, 03/31/2051	1,165,000	1,272,728
Maryland Health & Higher Educational Facilities Authority
5.00%, 07/01/2018	2,100,000	2,118,270
5.00%, 07/01/2019	1,000,000	1,035,910
4.00%, 07/01/2022	1,000,000	1,075,900
5.00%, 07/01/2024	745,000	841,455
5.00%, 07/01/2024	250,000	281,910
5.25%, 07/01/2026	500,000	563,605
5.50%, 01/01/2029	1,500,000	1,761,255
5.50%, 01/01/2030	1,750,000	2,046,083
5.00%, 07/01/2032	750,000	836,182
5.00%, 07/01/2035	75,000	82,654
5.75%, 07/01/2038	2,500,000	2,716,200
5.00%, 08/15/2038	1,945,000	2,151,637
5.00%, 05/15/2040	3,425,000	3,659,681
4.00%, 07/01/2042	120,000	119,072
5.00%, 07/01/2045	2,000,000	2,137,560
5.50%, 01/01/2046	1,290,000	1,443,639
Maryland Stadium Authority
5.00%, 06/15/2021	900,000	985,023
Maryland State Transportation Authority
5.00%, 03/01/2023	1,000,000	1,093,750
5.00%, 07/01/2030	4,655,000	5,542,336
State of Maryland
5.00%, 03/01/2019	2,000,000	2,062,160
5.00%, 03/01/2020	6,000,000	6,374,160
5.00%, 08/01/2020	655,000	683,859
4.00%, 03/15/2021	1,170,000	1,221,621
5.00%, 08/01/2022	3,000,000	3,371,250
5.00%, 08/01/2024	2,500,000	2,908,100
5.00%, 08/01/2025	9,000,000	10,636,470
State of Maryland Department of Transportation
5.00%, 05/01/2018	1,795,000	1,799,900
5.00%, 02/15/2019	2,500,000	2,574,150
5.00%, 12/01/2019	1,625,000	1,713,254
Washington Suburban Sanitary Commission
3.00%, 06/01/2026	5,000,000	5,194,700
		117,339,855
Massachusetts - 1.97%
City of Boston MA
5.00%, 04/01/2023	2,095,000	2,386,980
Commonwealth of Massachusetts
4.00%, 08/01/2019	1,000,000	1,030,850
5.00%, 07/01/2022	485,000	543,913
5.50%, 12/01/2022	1,195,000	1,377,345
5.00%, 09/01/2025	2,245,000	2,523,919
5.00%, 07/01/2027	2,620,000	2,935,972
5.00%, 09/01/2028	2,000,000	2,337,780
5.00%, 12/01/2030	1,500,000	1,764,810
1.05%, 08/01/2043 (1)	10,515,000	10,311,955
1.70%, 08/01/2043 (1)	1,500,000	1,465,530
5.00%, 03/01/2046	205,000	228,698
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2025	2,490,000	2,732,924
Massachusetts Bay Transportation Authority
4.00%, 12/01/2021	2,500,000	2,685,700
Massachusetts Development Finance Agency
5.00%, 07/15/2022	355,000	399,432
5.00%, 07/01/2023	900,000	1,019,376
5.00%, 07/01/2025	1,090,000	1,245,434
5.00%, 10/01/2025	905,000	1,026,324
5.00%, 07/01/2026	1,140,000	1,308,971
5.00%, 10/01/2026	955,000	1,083,495
5.00%, 10/15/2028	1,750,000	1,891,680
5.00%, 07/01/2030	590,000	690,123
5.00%, 01/01/2031	475,000	534,342
5.00%, 01/01/2032	635,000	711,264
5.00%, 01/01/2033	540,000	602,689
5.00%, 01/01/2034	710,000	790,159
5.00%, 01/01/2035	745,000	826,741
5.00%, 01/01/2036	1,100,000	1,218,074
5.00%, 10/01/2037 (2)	500,000	537,130
5.00%, 07/01/2038 (1)	1,875,000	2,146,650
5.00%, 10/01/2047 (2)	375,000	399,195
2.06% (SIFMA Municipal Swap Index + 0.480%), 07/01/2050 (3)	4,000,000	4,007,400
5.00%, 10/01/2057 (2)	1,535,000	1,615,587
Massachusetts Educational Financing Authority
4.00%, 07/01/2019	2,000,000	2,046,140
5.00%, 07/01/2021	1,000,000	1,078,380
Massachusetts Port Authority
5.00%, 07/01/2024	800,000	912,456
5.00%, 07/01/2025	295,000	339,153
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500,000	1,735,620
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
5.00%, 01/01/2019	1,500,000	1,537,785
Massachusetts Water Resources Authority
5.00%, 08/01/2040	1,900,000	2,188,686
Town of Webster MA
2.25%, 10/12/2018	678,829	680,567
		64,899,229
Michigan - 3.34%
Avondale School District
5.00%, 11/01/2022	600,000	665,586
5.00%, 11/01/2023	680,000	763,837
5.00%, 11/01/2024	800,000	908,136
5.00%, 11/01/2025	785,000	895,834
5.00%, 11/01/2026	765,000	879,942
Calhoun County Hospital Finance Authority
5.00%, 02/15/2037	1,695,000	1,793,157
City of Detroit MI Sewage Disposal System Revenue
5.25%, 07/01/2039	4,050,000	4,361,850
City of Detroit MI Water Supply System Revenue
5.25%, 07/01/2041	1,000,000	1,081,900
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2021	750,000	810,278
5.00%, 10/01/2022	800,000	877,384
5.00%, 10/01/2023	500,000	555,120
5.00%, 10/01/2024	765,000	860,441
Clarkston Community Schools
5.00%, 05/01/2022	445,000	494,622
County of Kent MI
5.00%, 06/01/2028	700,000	829,010
Grand Rapids Public Schools
5.00%, 05/01/2025	1,075,000	1,243,796
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000,000	3,407,070
5.00%, 07/01/2036	1,000,000	1,102,800
Karegnondi Water Authority
5.25%, 11/01/2040	130,000	143,581
Lake Orion Community School District
5.00%, 05/01/2020	1,390,000	1,478,237
5.00%, 05/01/2021	1,385,000	1,509,706
Michigan Finance Authority
5.00%, 11/15/2019	75,000	78,646
5.00%, 07/01/2020	2,700,000	2,874,366
5.00%, 11/15/2020	65,000	69,808
5.00%, 07/01/2021	1,500,000	1,633,230
5.00%, 11/15/2021	175,000	191,877
5.00%, 11/15/2022	275,000	306,064
5.00%, 10/01/2023	1,000,000	1,106,100
5.00%, 10/01/2024	3,000,000	3,503,790
5.00%, 10/01/2025	5,000,000	5,916,950
5.00%, 12/01/2026	1,190,000	1,402,093
5.00%, 12/01/2029	500,000	588,820
5.00%, 07/01/2030	600,000	673,434
5.00%, 07/01/2033	350,000	386,855
Michigan State Building Authority
5.00%, 10/15/2020	1,650,000	1,777,198
5.00%, 10/15/2021	1,750,000	1,930,110
Michigan State Hospital Finance Authority
5.00%, 12/01/2019	200,000	210,592
5.00%, 12/01/2020	225,000	242,829
5.00%, 12/01/2021	225,000	248,373
5.00%, 12/01/2022	125,000	140,362
5.00%, 12/01/2023	1,150,000	1,311,932
5.00%, 12/01/2024	275,000	317,119
5.00%, 12/01/2025	700,000	820,239
1.63%, 11/01/2027 (1)	3,000,000	2,989,530
5.00%, 12/01/2027	415,000	493,734
1.40%, 11/15/2047 (1)	7,565,000	7,562,201
1.90%, 11/15/2047 (1)	3,000,000	2,981,820
2.40%, 11/15/2047 (1)	850,000	848,028
Michigan Strategic Fund
1.45%, 09/01/2030 (1)	1,260,000	1,215,132
4.13%, 07/01/2045 (1)	3,425,000	3,441,337
Michigan Tobacco Settlement Finance Authority
6.00%, 06/01/2048	5,625,000	5,630,569
0.00%, 06/01/2052	7,500,000	502,725
Portage Public Schools
5.00%, 11/01/2028	1,000,000	1,161,960
Royal Oak School District
5.00%, 05/01/2023	600,000	676,902
5.00%, 05/01/2024	600,000	686,262
State of Michigan
5.00%, 03/15/2020	1,670,000	1,770,283
5.00%, 03/15/2021	2,700,000	2,933,307
5.00%, 03/15/2022	4,050,000	4,486,428
5.00%, 03/15/2023	2,000,000	2,251,260
5.00%, 03/15/2027	1,000,000	1,184,390
Wayne County Airport Authority
5.00%, 12/01/2018	250,000	255,580
5.00%, 12/01/2019	550,000	577,088
5.00%, 12/01/2019	200,000	210,726
5.00%, 12/01/2020	200,000	214,552
5.00%, 12/01/2021	475,000	519,593
5.00%, 12/01/2021	300,000	328,275
5.00%, 12/01/2022	200,000	222,050
5.00%, 12/01/2022	300,000	331,959
5.00%, 12/01/2023	400,000	453,600
5.00%, 12/01/2023	550,000	615,362
5.00%, 12/01/2023	250,000	280,407
5.00%, 12/01/2024	375,000	426,514
5.00%, 12/01/2024	500,000	564,460
5.00%, 12/01/2025	600,000	683,766
5.00%, 12/01/2027	4,055,000	4,594,396
5.00%, 12/01/2031	350,000	401,985
5.00%, 12/01/2033	300,000	342,951
5.00%, 12/01/2040	4,000,000	4,436,840
5.00%, 12/01/2042	1,000,000	1,093,180
5.00%, 12/01/2042	900,000	998,901
5.00%, 12/01/2047	1,000,000	1,105,600
		109,866,727
Minnesota - 0.88%
City of Deephaven MN
5.00%, 10/01/2037	1,250,000	1,253,425
5.00%, 10/01/2049	2,200,000	2,182,730
City of Minneapolis MN/St Paul Housing & Redevelopment Authority
5.00%, 11/15/2022	1,100,000	1,241,702
City of Moorhead MN
5.00%, 12/01/2025	775,000	877,943
City of North Oaks MN
5.00%, 10/01/2047	1,000,000	1,080,540
City of Rochester MN
5.00%, 12/01/2025	850,000	933,793
5.25%, 12/01/2038	1,000,000	1,065,420
State of Minnesota
5.00%, 11/01/2018	1,830,000	1,866,472
5.00%, 12/01/2018	1,000,000	1,022,720
5.00%, 08/01/2019	1,060,000	1,106,566
5.00%, 08/01/2019	2,875,000	3,001,299
5.00%, 10/01/2019	2,685,000	2,816,833
5.00%, 03/01/2020	1,040,000	1,104,449
5.00%, 06/01/2020	2,345,000	2,507,954
5.00%, 08/01/2021	1,000,000	1,101,520
5.00%, 10/01/2021	2,700,000	2,985,552
5.00%, 08/01/2023	1,465,000	1,677,249
5.00%, 08/01/2026	1,000,000	1,196,840
		29,023,007
Mississippi - 0.47%
County of Warren MS
6.50%, 09/01/2032	300,000	306,243
State of Mississippi
4.00%, 10/15/2018	2,100,000	2,124,297
5.00%, 10/15/2019	4,545,000	4,754,797
5.00%, 10/15/2020	1,750,000	1,880,393
5.00%, 10/15/2021	1,300,000	1,426,802
5.00%, 10/15/2022	1,750,000	1,952,300
1.45% (1 Month LIBOR USD + 0.330%), 09/01/2027 (3)	3,000,000	2,992,770
		15,437,602
Missouri - 0.78%
Belton School District No 124
5.00%, 03/01/2027	500,000	594,455
5.00%, 03/01/2028	250,000	299,942
5.50%, 03/01/2030	500,000	618,250
5.50%, 03/01/2033	500,000	607,560
5.50%, 03/01/2036	500,000	604,050
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	500,000	550,140
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2026 (4)	285,000	324,028
5.00%, 01/01/2031 (4)	135,000	156,291
City of St Louis MO Airport Revenue
4.00%, 07/01/2020	2,425,000	2,528,160
5.00%, 07/01/2025	400,000	457,040
Hannibal Industrial Development Authority
5.00%, 10/01/2047	1,580,000	1,732,581
Health & Educational Facilities Authority of the State of Missouri
5.00%, 06/01/2022	2,335,000	2,593,554
5.00%, 02/01/2029	1,000,000	1,140,530
5.00%, 02/01/2035	1,000,000	1,096,860
1.70%, 10/01/2035 (1)	995,000	995,000
5.00%, 02/01/2036	200,000	223,480
4.00%, 02/01/2040	100,000	102,035
5.00%, 08/01/2040	1,145,000	1,214,307
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	100,000	101,278
4.38%, 11/15/2035	230,000	235,382
4.75%, 11/15/2047	250,000	256,208
Kirkwood Industrial Development Authority
5.00%, 05/15/2021	1,500,000	1,602,885
Missouri Highway & Transportation Commission
5.00%, 05/01/2020	850,000	907,018
Missouri State Health & Educational Facilities Authority
5.00%, 04/01/2027	1,500,000	1,714,620
St Louis County Industrial Development Authority
5.00%, 12/01/2025	1,085,000	1,158,845
5.13%, 08/15/2045	200,000	205,356
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000,000	1,124,710
5.38%, 06/01/2043	2,000,000	2,214,960
University of Missouri
5.00%, 11/01/2019	175,000	183,923
		25,543,448
Montana - 0.04%
City of Kalispell MT
5.25%, 05/15/2037	765,000	805,729
5.25%, 05/15/2047	500,000	522,815
		1,328,544
Nebraska - 0.18%
Central Plains Energy Project
5.00%, 09/01/2019	915,000	953,247
5.00%, 09/01/2035	930,000	1,099,976
5.00%, 09/01/2042	1,175,000	1,267,860
City of Omaha NE
5.00%, 01/15/2026	1,700,000	2,009,400
Omaha Airport Authority
5.00%, 12/15/2031	515,000	590,360
		5,920,843
Nevada - 0.91%
City of Carson City NV
5.00%, 09/01/2026	550,000	630,344
Clark County School District
5.00%, 06/15/2021	420,000	458,308
5.00%, 06/15/2023	370,000	416,369
5.00%, 06/15/2025	5,000,000	5,733,650
Clark County Water Reclamation District
5.00%, 07/01/2026	500,000	594,230
County of Clark Department of Aviation
5.00%, 07/01/2021	830,000	905,630
5.00%, 07/01/2021	1,000,000	1,089,480
5.00%, 07/01/2022	400,000	444,792
5.00%, 07/01/2024	1,250,000	1,425,712
5.00%, 07/01/2025	2,220,000	2,556,996
1.60%, 07/01/2029 (1)	2,000,000	2,000,000
County of Clark NV
5.00%, 11/01/2028	3,000,000	3,545,280
5.00%, 11/01/2032	3,000,000	3,402,480
County of Washoe NV
1.50%, 08/01/2031 (1)	1,000,000	991,290
3.00%, 03/01/2036 (1)	700,000	714,014
Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,000,000	1,140,490
5.00%, 06/15/2040	500,000	553,790
Las Vegas Valley Water District
5.00%, 06/01/2039	2,815,000	3,159,753
		29,762,608
New Hampshire - 0.38%
New Hampshire Business Finance Authority
4.00%, 01/01/2019	565,000	572,537
5.00%, 01/01/2024	720,000	794,232
New Hampshire Health and Education Facilities Authority Act
3.50%, 07/01/2022 (2) (4)	100,000	100,360
5.00%, 07/01/2023	500,000	566,320
4.13%, 07/01/2024 (2) (4)	255,000	257,160
5.25%, 07/01/2027 (2) (4)	100,000	102,411
5.00%, 08/01/2027	750,000	876,548
5.00%, 10/01/2028 (4)	1,580,000	1,777,563
5.00%, 07/01/2030	390,000	456,183
5.00%, 10/01/2032 (4)	2,825,000	3,129,676
4.00%, 10/01/2038 (4)	115,000	114,522
5.00%, 10/01/2038 (4)	425,000	462,051
6.25%, 07/01/2042 (2)	700,000	751,212
5.00%, 07/01/2044	1,970,000	2,160,775
6.13%, 07/01/2052 (2)	495,000	523,012
		12,644,562
New Jersey - 3.40%
Borough of Carteret NJ
2.50%, 06/01/2018	4,050,000	4,054,819
2.50%, 10/25/2018	800,000	803,304
Borough of Paulsboro NJ
2.25%, 04/12/2018	1,000,000	1,000,090
Borough of Roselle NJ
2.25%, 09/14/2018	700,000	701,246
Burlington County Bridge Commission
5.63%, 01/01/2038	750,000	691,440
Camden County Improvement Authority
5.00%, 01/15/2028	500,000	585,530
5.00%, 01/15/2029	1,000,000	1,164,290
5.00%, 01/15/2033	500,000	575,025
City of Hackensack NJ
1.50%, 04/18/2018	1,600,000	1,599,792
City of Jersey City NJ
2.50%, 01/18/2019	3,000,000	3,016,440
City of New Brunswick NJ
2.00%, 06/04/2018	2,457,000	2,458,155
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000,000	2,255,720
New Jersey Economic Development Authority
5.00%, 06/15/2019	4,500,000	4,647,195
4.00%, 01/01/2020	115,000	116,896
5.00%, 10/01/2022	810,000	885,840
5.00%, 01/01/2023	400,000	442,196
5.00%, 03/01/2023	4,045,000	4,379,077
5.00%, 03/01/2024	2,405,000	2,587,852
5.00%, 06/15/2024	2,000,000	2,177,440
5.00%, 06/15/2025	5,190,000	5,674,538
5.00%, 06/01/2026	900,000	1,034,325
5.50%, 01/01/2027	500,000	567,745
3.13%, 07/01/2029	1,000,000	978,110
5.63%, 11/15/2030	2,095,000	2,359,033
5.00%, 01/01/2031	500,000	555,170
5.13%, 01/01/2034	590,000	645,897
5.00%, 10/01/2037	3,225,000	3,493,578
5.25%, 01/01/2044	190,000	194,904

5.00%, 10/01/2047	1,450,000	1,556,503
5.63%, 01/01/2052	2,000,000	2,216,020
New Jersey Educational Facilities Authority
5.00%, 07/01/2020	375,000	402,386
5.00%, 07/01/2021	225,000	247,736
5.00%, 06/01/2023	930,000	1,009,943
5.00%, 07/01/2023	3,390,000	3,737,374
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2019	1,225,000	1,265,462
5.00%, 07/01/2021	40,000	43,291
5.00%, 07/01/2022	540,000	594,481
5.00%, 07/01/2023	140,000	155,859
5.00%, 07/01/2024	2,500,000	2,769,250
5.00%, 07/01/2024	110,000	123,638
5.00%, 07/01/2025	1,580,000	1,744,099
5.00%, 07/01/2025	120,000	135,852
5.00%, 07/01/2026	40,000	45,521
5.00%, 07/01/2027	60,000	68,002
5.00%, 07/01/2028	155,000	177,974
5.00%, 07/01/2030	165,000	184,336
5.00%, 07/01/2031	430,000	452,983
5.63%, 07/01/2032	380,000	422,799
5.00%, 07/01/2033	500,000	563,970
5.00%, 07/01/2046	2,375,000	2,617,060
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2018	765,000	779,925
5.00%, 12/01/2019	500,000	522,365
5.50%, 12/01/2021	2,000,000	2,201,220
5.00%, 12/01/2044	1,000,000	1,053,780
New Jersey Transportation Trust Fund Authority
5.00%, 06/15/2018	200,000	201,168
5.00%, 06/15/2020	1,325,000	1,394,271
5.00%, 06/15/2022	2,000,000	2,012,440
5.25%, 12/15/2022	1,760,000	1,923,433
5.00%, 12/15/2023	2,700,000	2,954,205
5.25%, 12/15/2023	3,940,000	4,361,935
5.50%, 12/15/2023	190,000	212,806
5.00%, 06/15/2025	450,000	484,254
0.00%, 12/15/2026	2,600,000	1,803,334
5.00%, 06/15/2027	235,000	260,989
5.00%, 06/15/2029	1,200,000	1,322,784
0.00%, 12/15/2030	2,000,000	1,156,480
New Jersey Turnpike Authority
5.00%, 01/01/2020	1,220,000	1,287,149
5.00%, 01/01/2035	1,065,000	1,182,533
State of New Jersey Healthcare Facilities, Tender Option Bond Trust, Ser 2017-ZM0546
1.73%, 07/01/2025 (1)(2)	600,000	600,000
Tobacco Settlement Financing Corp./NJ
4.50%, 06/01/2023	965,000	968,686
4.63%, 06/01/2026	2,500,000	2,502,150
4.75%, 06/01/2034	1,000,000	999,720
5.00%, 06/01/2041	4,470,000	4,464,815
Township of Holmdel NJ
2.50%, 10/26/2018	600,000	602,658
Township of Howell NJ
3.00%, 10/17/2018	2,100,000	2,114,763
Township of Maple Shade NJ
2.25%, 09/07/2018	600,000	600,786
Township of Millstone NJ
2.25%, 09/12/2018	600,000	601,212
Township of Montclair NJ
4.00%, 03/01/2023	800,000	870,176
4.00%, 03/01/2027	325,000	364,273
Township of South Brunswick NJ
2.25%, 10/02/2018	700,000	701,841
Township of West Deptford NJ
2.25%, 04/12/2018	1,000,000	1,000,090
		111,686,427
New Mexico - 0.25%
Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800,000	937,808
Farmington Municipal School District No 5/NM
5.00%, 09/01/2024	490,000	569,703
New Mexico Mortgage Finance Authority
1.35%, 06/01/2020 (1)	3,000,000	2,984,880
Town of Clayton NM
4.00%, 11/01/2020	3,545,000	3,692,224
		8,184,615
New York - 11.30%
Brooklyn Arena Local Development Corp.
5.00%, 07/15/2020	140,000	149,195
5.00%, 07/15/2021	300,000	326,757
5.00%, 07/15/2022	175,000	194,087
5.00%, 07/15/2023	250,000	281,403
5.00%, 07/15/2024	630,000	718,666
Build NYC Resource Corp.
5.00%, 08/01/2022	200,000	223,254
5.00%, 08/01/2023	230,000	260,965
5.00%, 01/01/2035 (2)	3,900,000	4,187,898
Canastota Central School District
2.50%, 07/20/2018	800,000	801,720
Canton Central School District
2.25%, 06/29/2018	700,000	700,791
Central Valley Central School District
2.50%, 06/29/2018	1,400,000	1,402,170
Chautauqua County Capital Resource Corp.
1.30%, 11/01/2031 (1)	1,100,000	1,098,614
City of Binghamton NY
2.50%, 04/20/2018	5,647,617	5,649,537
City of Ithaca NY
2.75%, 02/15/2019	2,800,000	2,824,024
City of New York NY
4.00%, 08/01/2018	1,165,000	1,174,227
5.00%, 08/01/2018	3,850,000	3,893,004
5.00%, 08/01/2020	1,025,000	1,099,661
5.00%, 08/01/2021	6,000,000	6,592,800
5.00%, 08/01/2022	1,065,000	1,192,566
1.80%, 08/01/2024 (1)	10,000,000	10,000,000
5.00%, 08/01/2025	1,600,000	1,873,264
5.00%, 08/01/2027	400,000	460,500
5.00%, 08/01/2027	2,975,000	3,457,099
5.00%, 08/01/2028	5,675,000	6,616,369
5.00%, 08/01/2028	3,975,000	4,601,897
5.00%, 08/01/2028	700,000	822,752
5.00%, 08/01/2029	1,305,000	1,557,544
5.00%, 08/01/2029	1,500,000	1,790,280
5.00%, 08/01/2032	1,745,000	2,044,093
1.59%, 08/01/2034 (1)	5,000,000	5,000,000
1.59%, 04/01/2042 (1)	2,500,000	2,500,000
1.71%, 04/01/2042 (1)	1,700,000	1,700,000
City of Syracuse NY
2.25%, 06/29/2018	4,000,000	4,005,600
2.25%, 07/10/2018	3,400,000	3,404,794
City of Troy NY
2.75%, 02/08/2019	6,500,000	6,546,800
City of Yonkers NY
4.00%, 07/01/2018	2,000,000	2,011,020
5.00%, 09/01/2022	2,350,000	2,628,287
5.00%, 09/01/2025	1,015,000	1,178,222
Copiague Union Free School District
2.00%, 06/21/2018	1,400,000	1,401,008
Corning City School District
2.25%, 06/21/2018	1,100,000	1,101,540
County of Broome NY
2.50%, 05/04/2018	4,400,000	4,402,684
County of Erie NY
5.00%, 06/01/2018	500,000	502,785
5.00%, 09/15/2018	365,000	370,621
5.00%, 06/01/2019	1,000,000	1,038,470
5.00%, 09/15/2019	500,000	523,750
5.00%, 06/01/2020	500,000	534,635
5.00%, 09/15/2020	350,000	377,072
5.00%, 06/01/2021	750,000	821,468
5.00%, 09/15/2021	225,000	248,103
5.00%, 06/01/2025	1,000,000	1,166,520
County of Nassau NY
3.00%, 09/18/2018	4,700,000	4,729,422
5.00%, 10/01/2024	5,000,000	5,751,500
County of Rockland NY
4.00%, 01/01/2021	1,100,000	1,151,524
County of Schoharie NY
2.50%, 11/08/2018	1,700,000	1,708,279
County of Suffolk NY
2.50%, 07/25/2018	4,800,000	4,812,000
2.25%, 09/27/2018	8,700,000	8,723,055
4.00%, 02/01/2028	1,615,000	1,754,391
Dutchess County Local Development Corp.
5.00%, 07/01/2033	400,000	447,184
East Aurora Union Free School District
2.25%, 08/01/2018	521,971	522,989
Elmira City School District
2.25%, 06/28/2018	800,000	800,856
Erie County Fiscal Stability Authority
5.00%, 09/01/2033	525,000	619,962
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	530,000	142,538
0.00%, 01/01/2055	710,000	586,574
5.00%, 01/01/2056	485,000	503,760
Gloversville Enlarged School District
2.25%, 10/19/2018	1,000,000	1,002,870
Hempstead Town Local Development Corp.
5.89%, 02/01/2032	1,250,000	1,235,925
6.24%, 02/01/2047	1,000,000	984,130
Hudson Yards Infrastructure Corp.
5.00%, 02/15/2035	1,700,000	1,957,210
Jamestown City School District
2.50%, 06/21/2018	3,065,000	3,069,076
Lansingburgh Central School District at Troy
2.50%, 07/20/2018	900,000	901,935
Long Island Power Authority
5.00%, 09/01/2021	500,000	550,255
5.00%, 09/01/2022	1,000,000	1,117,520
5.00%, 09/01/2023	550,000	623,342
5.00%, 09/01/2024	2,735,000	3,038,175
Lyons Central School District
2.25%, 06/29/2018	600,000	600,636
Marcellus Central School District
2.25%, 06/29/2018	600,000	600,720
Metropolitan Transportation Authority
4.00%, 02/15/2019	15,700,000	16,019,652
4.00%, 08/15/2019	1,580,000	1,629,612
4.00%, 08/15/2019	800,000	825,120
4.00%, 08/15/2019	600,000	618,840
5.00%, 11/15/2019	1,290,000	1,357,789
5.00%, 11/15/2019	2,005,000	2,110,363
5.00%, 11/15/2020	2,000,000	2,160,700
5.00%, 11/15/2021	500,000	552,255
5.00%, 11/15/2021	640,000	706,886
5.00%, 11/15/2023	3,225,000	3,681,273
2.03% (SIFMA Municipal Swap Index + 0.450%), 11/01/2026 (3)	2,955,000	2,951,602
5.00%, 11/15/2031	5,000,000	5,862,100
0.00%, 11/15/2033	1,600,000	924,976
1.72%, 11/01/2035 (1)	6,000,000	6,000,000
5.00%, 11/15/2045 (1)	4,470,000	4,800,646
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500,000	1,605,765
Nassau County Industrial Development Agency
6.50%, 01/01/2034	653,750	689,347
6.70%, 01/01/2049	793,750	845,828
New York City Industrial Development Agency
5.00%, 07/01/2019	1,000,000	1,036,540
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2020	300,000	322,071
5.00%, 07/15/2020	350,000	375,750
5.00%, 07/15/2024	200,000	231,798
5.00%, 07/15/2032	2,000,000	2,339,600
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 02/01/2019	1,000,000	1,028,330
5.00%, 11/01/2021	1,000,000	1,106,720
1.68%, 11/01/2022 (1)	4,480,000	4,480,000
1.83%, 11/01/2022 (1)	1,320,000	1,320,000
5.00%, 08/01/2024	3,000,000	3,480,120
5.00%, 11/01/2028	1,500,000	1,746,135
5.00%, 11/01/2029	2,000,000	2,298,680
5.00%, 02/01/2030	4,480,000	5,199,085
5.00%, 02/01/2041	200,000	223,474
New York City Water & Sewer System
5.00%, 06/15/2031	6,075,000	6,983,455
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000,000	3,421,080
New York Liberty Development Corp.
5.25%, 10/01/2035	2,285,000	2,835,548
5.38%, 11/15/2040 (2)	1,500,000	1,644,360
5.00%, 11/15/2044 (2)	1,500,000	1,589,955
5.75%, 11/15/2051	2,000,000	2,236,600
New York State Dormitory Authority
4.00%, 12/01/2018 (2)	300,000	302,904
5.00%, 03/15/2019	3,500,000	3,613,750
4.00%, 12/01/2019 (2)	500,000	511,210
5.00%, 03/15/2021	2,000,000	2,184,260
4.00%, 12/01/2021 (2)	500,000	521,080
5.00%, 12/01/2022 (2)	900,000	980,586
5.00%, 07/01/2023	250,000	285,018
5.00%, 12/15/2023	1,000,000	1,129,110
5.00%, 05/01/2024	4,870,000	5,605,808
5.00%, 07/01/2024	250,000	289,360
5.00%, 07/01/2025	250,000	292,798
5.00%, 03/15/2027	2,500,000	2,894,700
5.00%, 10/01/2028	1,735,000	2,072,058
5.00%, 10/01/2029	1,430,000	1,698,568
5.00%, 10/01/2030	1,910,000	2,258,193
5.00%, 02/15/2031	5,000,000	5,845,400
5.25%, 03/15/2033	5,000,000	5,811,200
New York State Environmental Facilities Corp.
5.00%, 06/15/2019	2,300,000	2,394,760
5.00%, 06/15/2021	2,550,000	2,805,077
New York State Thruway Authority
5.00%, 05/01/2019	25,325,000	26,221,758
New York State Urban Development Corp.
5.00%, 12/15/2019	625,000	660,050
5.00%, 03/15/2020	3,215,000	3,415,713
5.00%, 03/15/2020	1,000,000	1,062,430
5.00%, 03/15/2021	500,000	545,310
5.00%, 03/15/2022	360,000	400,964
5.00%, 03/15/2023	700,000	792,848
5.00%, 03/15/2024	400,000	460,452
5.00%, 03/15/2032	9,500,000	11,155,755
5.00%, 03/15/2035	2,800,000	3,146,836
New York Transportation Development Corp.
5.00%, 08/01/2019	2,000,000	2,066,420
5.00%, 01/01/2023	270,000	296,838
5.00%, 08/01/2026	1,000,000	1,062,200
5.00%, 08/01/2031	5,105,000	5,379,445
5.00%, 07/01/2041	2,300,000	2,498,605
5.00%, 07/01/2046	800,000	866,280
North Tonawanda City School District
2.20%, 08/24/2018	1,400,000	1,402,996
Port Authority of New York & New Jersey
5.00%, 09/15/2026	3,160,000	3,669,518
5.00%, 10/15/2033	3,500,000	3,903,690
Red Creek Central School District
2.25%, 06/29/2018	1,000,000	1,000,980
Rome City School District
2.25%, 08/03/2018	1,900,000	1,902,432
South Glens Falls Central School District
2.25%, 07/27/2018	1,700,000	1,702,329
Suffolk County Economic Development Corp.
5.00%, 07/01/2028	300,000	329,220
5.00%, 07/01/2028	1,750,000	1,896,283
Tompkins County Development Corp.
5.00%, 07/01/2044	125,000	133,980
Town of Oyster Bay NY
4.00%, 06/01/2018	500,000	501,555
Upper Mohawk Valley Regional Water Finance Authority
5.00%, 04/01/2019	500,000	516,150
Westchester County Local Development Corp.
5.50%, 05/01/2042	150,000	164,999
		371,288,275
North Carolina - 2.43%
Charlotte-Mecklenburg Hospital Authority/The
5.00%, 01/15/2031	1,500,000	1,645,890
City of Asheville NC
5.00%, 10/01/2026	315,000	374,932
City of Charlotte NC
5.00%, 07/01/2020	2,000,000	2,145,600
City of Charlotte NC Airport Revenue
5.00%, 07/01/2022	1,310,000	1,455,004
County of Forsyth NC
5.00%, 03/01/2021	860,000	938,466
County of Guilford NC
5.00%, 02/01/2019	1,585,000	1,629,903
County of Mecklenburg NC
5.00%, 08/01/2018	3,000,000	3,034,230
5.00%, 12/01/2019	1,500,000	1,581,975
County of New Hanover NC
5.00%, 10/01/2021	1,000,000	1,098,990
5.00%, 10/01/2022	1,000,000	1,119,200
5.00%, 10/01/2023	1,125,000	1,278,450
5.00%, 10/01/2034	1,000,000	1,144,620
County of Wake NC
5.00%, 03/01/2020	1,515,000	1,609,778
5.00%, 09/01/2021	350,000	386,768
5.00%, 03/01/2023	1,900,000	2,160,566
5.00%, 12/01/2027	3,785,000	4,530,721
Mecklenburg County Public Facilities Corp.
5.00%, 02/01/2023	2,160,000	2,445,034
5.00%, 03/01/2024	2,600,000	2,679,118
North Carolina Capital Facilities Finance Agency
5.00%, 06/01/2019	500,000	516,005
5.00%, 06/01/2021	500,000	537,275
1.70%, 06/01/2038 (1)	1,500,000	1,498,875
North Carolina Eastern Municipal Power Agency
5.00%, 01/01/2020	1,000,000	1,025,040
5.00%, 01/01/2021	1,420,000	1,455,557
5.00%, 01/01/2021	1,965,000	2,133,695
5.00%, 01/01/2026	5,000,000	5,125,200
North Carolina Medical Care Commission
4.00%, 10/01/2019	15,000	15,372
5.00%, 10/01/2020	20,000	21,202
5.00%, 10/01/2021	25,000	26,923
5.00%, 10/01/2022	40,000	43,568
5.00%, 10/01/2023	30,000	32,923
5.00%, 10/01/2023	110,000	123,077
5.00%, 10/01/2024	35,000	38,690
5.00%, 10/01/2024	300,000	340,086
5.00%, 10/01/2025	250,000	279,070
5.00%, 10/01/2025	25,000	27,819
5.00%, 10/01/2026	250,000	283,440
1.62%, 10/01/2028 (1)	3,000,000	3,000,000
5.00%, 10/01/2030	460,000	521,162
5.00%, 10/01/2030	2,100,000	2,231,313
5.00%, 10/01/2031	245,000	276,603
5.00%, 10/01/2031	2,950,000	3,207,151
6.25%, 07/01/2035	1,000,000	1,124,540
5.00%, 10/01/2036	130,000	134,368
5.00%, 09/01/2037	2,000,000	2,137,700
5.00%, 10/01/2037	250,000	268,412
4.88%, 07/01/2040	550,000	577,857
5.00%, 09/01/2041	440,000	461,529
North Carolina Municipal Power Agency No 1
5.00%, 01/01/2020	1,100,000	1,162,689
5.00%, 01/01/2025	2,935,000	3,009,579
5.00%, 01/01/2026	2,515,000	2,578,906
North Carolina Turnpike Authority
5.00%, 01/01/2020	350,000	367,531
5.00%, 01/01/2027	530,000	617,180
5.00%, 01/01/2032	1,000,000	1,151,120
5.00%, 07/01/2051	1,700,000	1,856,978
State of North Carolina
5.00%, 06/01/2020	1,360,000	1,456,002
5.00%, 06/01/2021	1,415,000	1,554,873
5.00%, 03/01/2022	1,000,000	1,109,120
5.00%, 06/01/2022	1,000,000	1,122,590
5.00%, 06/01/2022	2,150,000	2,413,568
5.00%, 03/01/2023	2,335,000	2,635,398
		79,759,231
Ohio - 2.04%
Akron Bath Copley Joint Township Hospital District
5.25%, 11/15/2031	530,000	597,199
5.25%, 11/15/2032	645,000	723,722
5.25%, 11/15/2033	1,770,000	1,979,072
American Municipal Power, Inc.
5.00%, 02/15/2034 (1)	4,770,000	4,896,834
Brunswick City School District
2.50%, 05/31/2018	800,000	800,896
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2047	3,100,000	3,052,477
6.50%, 06/01/2047	3,000,000	3,018,750
City of Columbus OH
5.00%, 07/01/2020	1,040,000	1,113,809
5.00%, 02/15/2022	1,710,000	1,899,263
City of Lakewood OH
2.00%, 04/02/2018	1,900,000	1,900,000
City of Trenton OH Water System Revenue
2.00%, 12/01/2018	265,000	264,425
Clermont County Port Authority
5.00%, 12/01/2029	750,000	860,805
5.00%, 12/01/2030	850,000	972,434
5.00%, 12/01/2031	650,000	744,107
County of Allen OH Hospital Facilities Revenue
5.00%, 08/01/2047 (1)	500,000	554,035
County of Cuyahoga OH
5.00%, 12/01/2026	2,500,000	2,804,650
5.50%, 02/15/2052	1,000,000	1,094,580
5.50%, 02/15/2057	1,245,000	1,356,988
County of Franklin OH
1.27%, 12/01/2046 (1)	10,000,000	9,999,000
County of Hamilton OH
4.00%, 01/01/2021	450,000	468,270
5.00%, 01/01/2022	465,000	503,688
County of Muskingum OH
4.00%, 02/15/2023	1,700,000	1,753,040
County of Wood OH
5.00%, 12/01/2032	115,000	120,388
5.00%, 12/01/2042	145,000	149,981
JobsOhio Beverage System
5.00%, 01/01/2022	2,300,000	2,535,405
Miami University/Oxford OH
5.00%, 09/01/2034	700,000	808,437
Ohio Air Quality Development Authority
4.25%, 01/15/2038 (2)	250,000	250,582
4.50%, 01/15/2048 (2)	275,000	280,000
Southeastern Ohio Port Authority
5.75%, 12/01/2032	445,000	482,117
6.00%, 12/01/2042	550,000	595,832
5.50%, 12/01/2043	1,000,000	1,072,990
State of Ohio
4.00%, 09/01/2021	3,980,000	4,256,093
1.70%, 11/01/2022 (1)	3,000,000	2,993,820
5.00%, 01/01/2030	1,170,000	1,395,845
University of Akron/The
5.00%, 01/01/2037	6,675,000	7,493,021
University of Cincinnati
5.00%, 06/01/2027	2,000,000	2,349,240
5.00%, 06/01/2028	250,000	295,493
5.00%, 06/01/2029	400,000	471,368
		66,908,656
Oklahoma - 0.96%
Cache Educational Facilities Authority
5.00%, 09/01/2026	3,220,000	3,755,389
Canadian County Educational Facilities Authority
4.00%, 09/01/2025	1,500,000	1,633,305
5.00%, 09/01/2026	1,860,000	2,172,313
5.00%, 09/01/2027	1,465,000	1,701,436
5.00%, 09/01/2028	1,000,000	1,158,150
Cleveland County Educational Facilities Authority
5.00%, 07/01/2018	1,000,000	1,008,180
5.00%, 06/01/2023	500,000	562,480
5.00%, 09/01/2024	365,000	416,414
5.00%, 09/01/2025	300,000	345,840
5.00%, 09/01/2026	375,000	435,825
Dewey County Educational Facilities Authority
5.00%, 09/01/2030	2,470,000	2,801,375
Garvin County Educational Facilities Authority
5.00%, 12/01/2024	515,000	580,395
5.00%, 12/01/2025	545,000	616,302
5.00%, 12/01/2026	320,000	364,035
Norman Regional Hospital Authority
4.00%, 09/01/2018	125,000	126,062
5.00%, 09/01/2020	350,000	373,482
5.00%, 09/01/2021	325,000	354,071
5.00%, 09/01/2022	325,000	359,587
Oklahoma County Finance Authority
5.70%, 04/01/2025	595,000	595,125
5.13%, 04/01/2042	1,900,000	1,723,547
Oklahoma Development Finance Authority
3.00%, 06/01/2022	1,015,000	1,048,738
4.00%, 12/01/2022	530,000	571,541
4.00%, 06/01/2023	1,305,000	1,410,366
3.00%, 06/01/2024	1,750,000	1,802,675
4.00%, 06/01/2024	380,000	413,030
5.00%, 08/15/2026	1,600,000	1,808,560
5.00%, 08/15/2029	420,000	474,739
5.00%, 08/15/2033	200,000	222,204
5.50%, 08/15/2052	830,000	925,043
Tulsa County Industrial Authority
1.30%, 05/01/2020 (1)	1,000,000	997,760
5.00%, 11/15/2023	230,000	255,491
5.00%, 11/15/2029	400,000	444,516
		31,457,976
Oregon - 0.47%
Clackamas County Hospital Facility Authority
3.00%, 11/15/2022	120,000	120,545
5.00%, 11/15/2032 (4)	500,000	547,895
County of Washington OR
5.00%, 03/01/2022	3,000,000	3,340,500
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200,000	227,782
5.00%, 09/01/2032	270,000	306,436
5.00%, 09/01/2046	1,000,000	1,107,680
Port of Portland OR Airport Revenue
5.00%, 07/01/2032	1,000,000	1,110,070
5.00%, 07/01/2033	3,485,000	3,862,321
State of Oregon Department of Transportation
5.00%, 11/15/2023	2,000,000	2,074,920
Washington County School District No 1 West Union
5.00%, 06/15/2028	1,525,000	1,829,619
Yamhill County Hospital Authority
5.00%, 11/15/2051	1,005,000	1,064,818
		15,592,586
Pennsylvania - 5.71%
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2022 (2)	2,000,000	2,163,580
5.00%, 05/01/2032 (2)	2,025,000	2,217,517
Capital Region Water
5.00%, 07/15/2023	1,750,000	1,977,237
Capital Region Water Sewer Revenue
5.00%, 07/15/2024	430,000	490,789
5.00%, 07/15/2028	350,000	408,188
City of Philadelphia PA
5.00%, 08/01/2023	4,000,000	4,478,840
5.00%, 07/15/2026	2,475,000	2,765,169
5.00%, 08/01/2027	1,500,000	1,739,805
5.00%, 08/01/2028	6,000,000	6,817,680
5.00%, 08/01/2033	2,000,000	2,281,320
City of Philadelphia PA Airport Revenue
5.00%, 07/01/2030	1,000,000	1,143,880
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165,000	1,375,760
5.00%, 11/01/2027	1,540,000	1,829,982
5.00%, 11/01/2032	1,000,000	1,159,080
City of Reading PA
5.00%, 11/01/2027	2,330,000	2,683,950
Coatesville School District
5.00%, 08/01/2025	875,000	1,011,106
Commonwealth Financing Authority
5.00%, 06/01/2022	1,000,000	1,089,920
5.00%, 06/01/2023	750,000	826,478
5.00%, 06/01/2025	1,500,000	1,729,560
5.00%, 06/01/2027	1,500,000	1,702,665
5.00%, 06/01/2028	2,500,000	2,854,975
5.00%, 06/01/2035	325,000	360,207
Commonwealth of Pennsylvania
5.00%, 02/01/2020	2,050,000	2,168,531
5.00%, 11/01/2020	2,800,000	3,000,480
5.00%, 08/15/2021	1,015,000	1,108,096
5.00%, 11/01/2021	2,000,000	2,185,140
5.00%, 09/15/2022	1,750,000	1,944,057
5.00%, 02/01/2023	895,000	996,135
5.00%, 03/15/2023	9,970,000	11,118,644
5.00%, 09/15/2026	1,000,000	1,156,370
5.00%, 03/15/2031	430,000	480,151
County of Luzerne PA
5.00%, 12/15/2029	750,000	850,402
Cumberland County Municipal Authority
5.25%, 01/01/2041	170,000	175,103
Dauphin County General Authority
5.00%, 06/01/2020	815,000	868,048
Delaware County Authority
5.00%, 08/01/2030	1,150,000	1,318,153
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2042	1,100,000	1,251,657
Doylestown Hospital Authority
5.00%, 07/01/2046	3,700,000	3,896,322
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2019	225,000	231,842
5.00%, 07/01/2020	225,000	236,540
5.00%, 07/01/2021	275,000	293,893
5.00%, 07/01/2022	325,000	351,517
5.00%, 07/01/2023	325,000	354,825
5.00%, 07/01/2034	1,000,000	1,086,250
Hospitals & Higher Education Facilities Authority of Philadelphia/The
5.00%, 07/01/2030	780,000	860,660
Lancaster County Hospital Authority/PA
5.00%, 07/01/2023	775,000	857,995
5.00%, 07/01/2031	450,000	493,947
5.00%, 12/01/2032	250,000	260,237
5.00%, 12/01/2037	820,000	839,934
5.00%, 07/01/2045	1,970,000	2,090,170
5.00%, 12/01/2047	2,010,000	2,043,869
Lehigh County Industrial Development Authority
1.80%, 02/15/2027 (1)	1,000,000	961,920
1.80%, 09/01/2029 (1)	670,000	651,615
Luzerne County Industrial Development Authority
5.00%, 12/15/2027	1,000,000	1,104,690
Montgomery County Higher Education & Health Authority
5.00%, 10/01/2023 (4)	50,000	55,512
5.00%, 10/01/2028 (4)	1,000,000	1,128,200
5.00%, 10/01/2036 (4)	1,320,000	1,442,087
Montgomery County Industrial Development Authority/PA
5.25%, 01/15/2036	2,500,000	2,696,225
5.25%, 01/01/2040	1,510,000	1,529,539
5.38%, 01/01/2050	500,000	507,150
Northampton County General Purpose Authority
5.00%, 08/15/2036	455,000	499,959
Octorara Area School District
5.00%, 06/01/2018	375,000	376,973
Pennsylvania Economic Development Financing Authority
4.00%, 03/15/2020	1,000,000	1,042,160
1.70%, 08/01/2037 (1)	1,000,000	990,250
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2022	2,000,000	2,223,420
5.00%, 06/15/2024	3,005,000	3,450,641
5.00%, 06/15/2025	1,855,000	2,158,775
5.00%, 08/15/2029	1,600,000	1,891,088
Pennsylvania State University
5.00%, 09/01/2020	2,440,000	2,625,782
5.00%, 09/01/2021	1,400,000	1,544,130
5.00%, 09/01/2022	2,295,000	2,582,196
Pennsylvania Turnpike Commission
5.00%, 06/01/2028	2,000,000	2,264,360
5.00%, 06/01/2028	2,500,000	2,884,825
5.00%, 06/01/2032	2,000,000	2,241,640
5.00%, 06/01/2033	3,155,000	3,523,031
5.00%, 12/01/2034	1,000,000	1,142,280
Philadelphia Authority for Industrial Development
5.00%, 07/01/2031	205,000	221,523
5.00%, 07/01/2032	600,000	645,948
5.00%, 07/01/2037	150,000	159,579
Philadelphia Gas Works Co.
5.00%, 08/01/2022	750,000	831,308
Pittsburgh Housing Authority
1.40%, 10/01/2021 (1)	1,500,000	1,486,590
Reading School District
5.00%, 02/01/2019	1,660,000	1,702,712
5.00%, 02/01/2020	1,000,000	1,054,290
5.00%, 02/01/2020	1,000,000	1,054,290
5.00%, 02/01/2021	1,000,000	1,076,610
5.00%, 02/01/2022	1,920,000	2,105,145
5.00%, 03/01/2035	1,100,000	1,238,798
5.00%, 03/01/2036	1,250,000	1,404,650
Redevelopment Authority of the City of Philadelphia
5.00%, 04/15/2023	1,335,000	1,458,207
School District of Philadelphia
5.00%, 09/01/2018	150,000	151,954
5.25%, 09/01/2023	1,750,000	1,860,198
5.00%, 09/01/2026	1,580,000	1,798,214
5.00%, 09/01/2030	15,000	17,891
5.00%, 09/01/2030	3,985,000	4,475,793
5.00%, 09/01/2031	1,000,000	1,119,270
5.00%, 09/01/2031	1,200,000	1,359,828
5.00%, 09/01/2032	1,200,000	1,356,468
Southeastern Pennsylvania Transportation Authority
5.00%, 03/01/2026	875,000	1,024,949
St Mary Hospital Authority
5.00%, 11/15/2022	1,900,000	2,128,741
State Public School Building Authority
4.00%, 12/01/2020	1,590,000	1,662,281
5.00%, 12/01/2022	7,370,000	8,182,543
5.00%, 04/01/2023	2,500,000	2,719,300
5.00%, 06/15/2025	3,000,000	3,387,870
5.00%, 06/01/2026	180,000	200,581
5.00%, 06/01/2029	500,000	576,275
5.00%, 12/01/2029	2,000,000	2,296,440
5.25%, 09/15/2030	1,000,000	1,133,730
5.00%, 12/01/2032	3,060,000	3,481,087
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	1,000,000	1,120,260
5.00%, 01/01/2038	2,125,000	2,365,720
Unionville-Chadds Ford School District
5.00%, 06/01/2026	1,000,000	1,185,120
Upper Merion Area School District/PA
5.00%, 01/15/2030	600,000	696,726
York County School of Technology Authority
5.00%, 02/15/2023	1,200,000	1,344,228
5.00%, 02/15/2028	400,000	452,224
		187,682,445
Puerto Rico - 0.12%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.00%, 07/01/2019	600,000	474,750
6.13%, 07/01/2024	375,000	304,219
5.13%, 07/01/2047	1,000,000	1,002,230
Puerto Rico Electric Power Authority
5.00%, 07/01/2019	1,500,000	1,500,270
5.50%, 07/01/2019	500,000	505,050
5.25%, 07/01/2027	145,000	155,063
		3,941,582
Rhode Island - 0.26%
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200,000	1,317,840
Rhode Island Commerce Corp.
5.00%, 06/15/2019	1,040,000	1,080,321
5.00%, 06/15/2020	3,200,000	3,417,664
5.00%, 06/15/2021	625,000	683,431
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2031	710,000	760,786
5.00%, 09/01/2036	100,000	105,398
5.00%, 05/15/2039	600,000	647,682
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund
5.00%, 10/01/2028	500,000	587,185
		8,600,307
South Carolina - 0.99%
Lancaster County School District/SC
5.00%, 03/01/2023	445,000	503,580
Lexington County Health Services District, Inc.
5.00%, 11/01/2019	250,000	261,948
5.00%, 11/01/2020	250,000	267,055
5.00%, 11/01/2022	250,000	279,050
5.00%, 11/01/2023	300,000	335,829
5.00%, 11/01/2024	780,000	883,927
Scago Educational Facilities Corp. for Sumter County School 17
4.00%, 12/01/2019	630,000	647,653
4.00%, 12/01/2021	1,895,000	1,993,805
Scago Educational Facilities Corp. for Union School District
5.00%, 12/01/2023	1,060,000	1,197,853
South Carolina Jobs-Economic Development Authority
2.25%, 05/01/2019 (2)	2,000,000	1,988,800
6.00%, 02/01/2035 (2)	525,000	528,523
5.00%, 05/01/2037	500,000	525,290
5.00%, 05/01/2042	500,000	522,235
6.25%, 02/01/2045 (2)	995,000	1,009,030
5.00%, 04/01/2047	2,000,000	2,074,800
5.00%, 04/01/2052	1,750,000	1,806,297
South Carolina Public Service Authority
5.00%, 12/01/2021	905,000	987,970
5.00%, 12/01/2021	2,000,000	2,183,360
5.00%, 12/01/2022	1,185,000	1,313,442
5.00%, 12/01/2032	1,500,000	1,666,335
5.00%, 12/01/2035	1,500,000	1,659,705
5.00%, 12/01/2041	3,000,000	3,279,630
5.75%, 12/01/2043	2,000,000	2,251,040
5.00%, 12/01/2050	2,665,000	2,860,265
State of South Carolina
5.00%, 10/01/2020	975,000	1,052,756
University of South Carolina
4.00%, 05/01/2031	500,000	531,560
		32,611,738
South Dakota - 0.15%
City of Sioux Falls SD
5.00%, 11/01/2042	750,000	767,835
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2019	300,000	313,356
5.00%, 11/01/2029	800,000	912,368
5.00%, 11/01/2030	1,000,000	1,130,300
5.00%, 11/01/2042	145,000	157,767
5.00%, 11/01/2045	1,500,000	1,652,790
		4,934,416
Tennessee - 1.29%
Blount County Health & Educational Facilities Board
5.00%, 01/01/2037	1,240,000	1,300,785
Chattanooga Health Educational & Housing Facility Board
3.00%, 10/01/2018	500,000	503,505
3.00%, 10/01/2019	600,000	610,212
5.00%, 10/01/2020	205,000	219,943
5.00%, 10/01/2021	1,000,000	1,095,800
5.00%, 10/01/2022	325,000	361,676
5.00%, 10/01/2030	500,000	549,335
5.00%, 10/01/2032	1,215,000	1,321,446
5.00%, 10/01/2035	2,260,000	2,463,106
County of Monroe TN
1.20%, 06/15/2019	1,500,000	1,493,400
Johnson City Health & Educational Facilities Board
5.00%, 08/15/2042	2,000,000	2,107,160
Knox County Health Educational & Housing Facility Board
5.00%, 04/01/2023	1,825,000	2,015,402
5.00%, 04/01/2024	1,000,000	1,116,540
5.00%, 04/01/2027	1,740,000	1,984,575
Lewisburg Industrial Development Board
1.60%, 07/02/2035 (1)	5,500,000	5,498,020
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027	300,000	311,349
5.50%, 07/01/2037	600,000	627,366
Shelby County Health Educational & Housing Facilities Board
5.00%, 09/01/2037 (2)	1,590,000	1,442,893
State of Tennessee
5.00%, 08/01/2021	1,595,000	1,758,567
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2019	1,100,000	1,127,841
5.25%, 09/01/2019	1,750,000	1,829,222
5.00%, 02/01/2023	1,310,000	1,449,856
5.25%, 09/01/2023	600,000	677,502
5.00%, 02/01/2027	2,725,000	3,128,872
4.00%, 05/01/2048 (1)	6,895,000	7,368,204
		42,362,577
Texas - 10.99%
Alamo Community College District
4.00%, 02/15/2020	1,000,000	1,043,010
4.00%, 02/15/2021	715,000	757,507
3.00%, 08/15/2021	7,695,000	7,969,711
4.00%, 02/15/2022	665,000	713,725
4.00%, 02/15/2023	1,000,000	1,083,100
3.00%, 11/01/2046 (1)	2,100,000	2,130,807
Austin Affordable Public Facility Corp, Inc.
1.15%, 11/01/2019 (1)	1,000,000	999,670
Austin Community College District Public Facility Corp.
5.00%, 08/01/2031	565,000	658,327
Austin Convention Enterprises, Inc.
5.00%, 01/01/2023	250,000	278,975
5.00%, 01/01/2025	150,000	170,738
5.00%, 01/01/2028	400,000	458,348
5.00%, 01/01/2029	425,000	486,051
5.00%, 01/01/2030	720,000	803,016
5.00%, 01/01/2034	730,000	802,022
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2023	1,425,000	1,599,833
5.00%, 10/01/2025	1,780,000	2,037,904
5.00%, 10/01/2026	1,400,000	1,613,122
5.00%, 10/01/2028	1,925,000	2,220,410
5.00%, 10/01/2030	2,175,000	2,485,721
5.00%, 10/01/2033	2,000,000	2,266,480
5.00%, 10/01/2034	2,000,000	2,264,740
5.00%, 10/01/2036	1,000,000	1,127,170
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.25%, 12/01/2035	525,000	560,054
Brazos Harbor Industrial Development Corp.
5.90%, 05/01/2038 (1)	1,000,000	1,006,420
Central Texas Regional Mobility Authority
5.00%, 01/01/2022	500,000	548,150
5.00%, 01/01/2022	990,000	1,085,337
5.00%, 01/01/2024	175,000	196,476
5.00%, 01/01/2025	225,000	254,925
5.00%, 01/01/2026	350,000	399,077
5.00%, 01/01/2028	300,000	338,082
5.00%, 01/01/2034	1,475,000	1,638,341
6.00%, 01/01/2041	2,125,000	2,355,031
5.00%, 01/01/2042	1,335,000	1,433,243
5.00%, 01/01/2046	1,600,000	1,751,264
Central Texas Turnpike System
5.00%, 08/15/2037	2,500,000	2,724,175
City of Arlington TX
5.00%, 02/15/2045	530,000	559,489
City of Austin TX
5.00%, 09/01/2019	610,000	638,639
5.00%, 09/01/2033	2,920,000	3,376,776
City of Austin TX Airport System Revenue
5.00%, 11/15/2044	255,000	278,825
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2020	1,350,000	1,461,348
City of Dallas TX Waterworks & Sewer System Revenue
5.00%, 10/01/2027	530,000	618,860
5.00%, 10/01/2028	2,750,000	3,198,827
5.00%, 10/01/2031	800,000	933,552
City of El Paso TX
5.00%, 08/15/2025	2,245,000	2,618,770
City of Fort Worth TX
5.00%, 03/01/2023	1,000,000	1,129,150
City of Garland TX Water & Sewer System Revenue
5.00%, 03/01/2028	700,000	821,296
City of Houston TX
5.00%, 03/01/2020	180,000	190,665
5.00%, 03/01/2021	500,000	543,685
5.00%, 03/01/2022	200,000	221,586
5.00%, 03/01/2023	1,975,000	2,226,161
5.00%, 03/01/2029	1,000,000	1,174,140
City of Houston TX Airport System Revenue
4.75%, 07/01/2024	1,000,000	1,096,220
5.00%, 07/01/2027	3,000,000	3,566,430
5.00%, 07/01/2029	1,000,000	1,165,630
City of Houston TX Combined Utility System Revenue
4.00%, 11/15/2021	200,000	213,814
5.00%, 11/15/2022	200,000	224,638
5.00%, 11/15/2023	225,000	256,833
5.00%, 05/15/2028	410,000	466,297
5.00%, 11/15/2033	400,000	463,628
1.59%, 05/15/2034 (1)	10,000,000	10,000,000
City of San Antonio TX
5.00%, 02/01/2019	1,000,000	1,028,080
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2020	1,000,000	1,059,490
5.00%, 02/01/2020	600,000	635,694
5.00%, 02/01/2023	4,000,000	4,525,880
5.00%, 02/01/2030	1,000,000	1,187,590
2.00%, 02/01/2033 (1)	1,115,000	1,114,989
3.00%, 12/01/2045 (1)	5,000,000	5,114,500
Coppell Independent School District
4.00%, 08/15/2021	3,250,000	3,471,487
County of Comal TX
4.00%, 02/01/2023	1,000,000	1,082,470
County of Dallas TX
5.00%, 08/15/2024	1,400,000	1,621,746
County of El Paso TX
5.00%, 02/15/2029	1,500,000	1,766,130
5.00%, 02/15/2031	1,280,000	1,479,501
County of Williamson TX
5.00%, 02/15/2021	1,000,000	1,086,950
Cypress-Fairbanks Independent School District
5.00%, 02/15/2021	4,720,000	5,133,142
5.00%, 02/15/2027	470,000	551,230
0.90%, 02/15/2040 (1)	1,535,000	1,530,901
1.40%, 02/15/2040 (1)	1,000,000	987,760
3.00%, 02/15/2040 (1)	5,000,000	5,024,850
1.40%, 02/15/2044 (1)	1,000,000	987,760
5.00%, 02/15/2044	900,000	997,668
Dallas Area Rapid Transit
5.00%, 12/01/2028	2,160,000	2,207,628
Dallas County Community College District
5.00%, 02/15/2021	7,610,000	8,269,407
5.00%, 02/15/2022	7,665,000	8,510,296
Dallas Independent School District
5.00%, 02/15/2023	3,855,000	4,360,005
5.00%, 02/15/2036 (1)	5,485,000	6,059,718
Dallas Love Field
5.00%, 11/01/2035	1,000,000	1,126,870
Dallas Performing Arts Cultural Facilities Corp.
1.65%, 09/01/2041 (1)	3,665,000	3,665,000
Dallas/Fort Worth International Airport
5.00%, 11/01/2018	1,275,000	1,300,041
5.00%, 11/01/2023	245,000	275,885
5.00%, 11/01/2038	3,110,000	3,354,539
Del Rio Housing Facility Corp.
1.35%, 06/01/2021 (1)	3,000,000	2,983,500
Denton Independent School District
0.00%, 08/15/2025	500,000	410,820
Fort Bend Independent School District
1.35%, 08/01/2042 (1)	505,000	497,455
1.50%, 08/01/2042 (1)	1,000,000	980,800
Fort Worth Independent School District
5.00%, 02/15/2022	450,000	499,095
5.00%, 02/15/2024	3,140,000	3,606,416
5.00%, 02/15/2026	1,365,000	1,607,287
Garland Independent School District
5.00%, 02/15/2021	1,000,000	1,087,530
5.00%, 02/15/2022	1,000,000	1,110,280
Gulf Coast Authority
1.73%, 06/01/2030 (1)	3,050,000	3,050,000
Harlandale Independent School District
5.00%, 08/01/2030	1,305,000	1,509,037
Harris County Cultural Education Facilities Finance Corp.
5.00%, 06/01/2018	3,000,000	3,015,570
1.72%, 12/01/2024	600,000	600,000
5.00%, 01/01/2043	180,000	183,872
7.00%, 01/01/2048	1,550,000	1,879,483
Harris County Flood Control District
5.00%, 10/01/2025	1,000,000	1,165,960
Harris County Health Facilities Development Corp.
7.25%, 12/01/2035	4,500,000	4,666,995
Houston Independent School District
5.00%, 02/15/2025	1,000,000	1,163,670
1.38%, 06/01/2037 (1)	775,000	771,404
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	250,000	272,122
5.25%, 11/01/2040	3,015,000	3,231,628
Lower Colorado River Authority
5.00%, 05/15/2020	340,000	361,831
5.00%, 05/15/2020	2,070,000	2,202,915
5.00%, 05/15/2021	800,000	871,640
5.00%, 05/15/2021	3,000,000	3,278,160
5.00%, 05/15/2022	1,025,000	1,138,191
Metropolitan Transit Authority of Harris County
5.00%, 11/01/2022	3,000,000	3,375,000
Midlothian Independent School District
2.50%, 08/01/2052 (1)	85,000	85,278
2.50%, 08/01/2052 (1)	1,915,000	1,920,381
Mission Economic Development Corp.
2.50%, 08/01/2020	3,000,000	2,997,000
1.65%, 01/01/2026 (1)	1,100,000	1,099,648
5.75%, 10/01/2031 (2)	2,250,000	2,340,382
New Hope Cultural Education Facilities Finance Corp.
5.00%, 08/15/2024	730,000	840,026
5.00%, 08/15/2026	200,000	234,400
5.00%, 08/15/2027	375,000	442,207
5.00%, 08/15/2030	3,500,000	4,083,345
5.00%, 04/01/2031	335,000	350,953
5.00%, 11/01/2031	1,000,000	1,103,340
5.00%, 07/01/2035	2,100,000	1,764,861
5.00%, 04/01/2036	355,000	366,566
5.00%, 11/01/2040	1,100,000	1,196,019
5.00%, 07/01/2047	1,075,000	896,690
5.00%, 04/01/2048	1,250,000	1,275,587
5.50%, 11/15/2052	250,000	250,662
5.00%, 07/01/2058	275,000	295,400
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505,000	568,292
North East Independent School District/TX
1.42%, 08/01/2040 (1)	490,000	481,048
North Texas Municipal Water District
5.00%, 06/01/2027	1,025,000	1,225,275
5.00%, 06/01/2028	1,050,000	1,248,555
5.00%, 06/01/2029	600,000	710,250
North Texas Tollway Authority
5.00%, 01/01/2020	500,000	528,230
5.00%, 09/01/2020	1,445,000	1,552,898
5.00%, 01/01/2022	550,000	606,919
5.00%, 01/01/2023	235,000	263,806
5.00%, 01/01/2023	3,500,000	3,929,030
5.00%, 01/01/2030	75,000	86,132
5.00%, 01/01/2031	1,900,000	2,106,473
5.00%, 01/01/2031	105,000	120,114
5.00%, 01/01/2031	500,000	573,835
5.00%, 01/01/2033	3,150,000	3,505,509
5.00%, 01/01/2033	500,000	571,840
5.00%, 01/01/2036	550,000	621,434
5.00%, 01/01/2039	170,000	191,083
6.25%, 01/01/2039	275,000	284,207
6.25%, 01/01/2039	65,000	66,916
5.00%, 01/01/2040	2,000,000	2,176,500
Permanent University Fund - University of Texas System
5.00%, 07/01/2029	235,000	276,029
Plano Independent School District
5.00%, 02/15/2020	550,000	585,293
5.00%, 02/15/2021	550,000	597,498
5.00%, 02/15/2022	1,225,000	1,359,138
Rockwall Independent School District
0.00%, 02/15/2024	1,005,000	872,722
State of Texas
5.00%, 08/01/2018	1,325,000	1,339,986
4.00%, 08/30/2018	26,200,000	26,463,834
5.00%, 04/01/2019	2,000,000	2,066,420
5.00%, 08/01/2019	2,815,000	2,937,537
5.00%, 10/01/2019	1,950,000	2,044,848
5.00%, 04/01/2020	2,000,000	2,128,080
2.00%, 08/01/2025 (1)	1,035,000	1,035,890
5.00%, 08/01/2025	2,035,000	2,293,730
5.00%, 08/01/2026	1,000,000	1,142,930
5.00%, 04/01/2027	5,000,000	5,928,550
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2035	1,750,000	1,840,370
5.00%, 11/15/2040	1,800,000	1,882,206
8.25%, 11/15/2044	500,000	441,730
5.00%, 11/15/2046	1,500,000	1,653,165
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2022	450,000	503,478
5.25%, 12/15/2025	3,000,000	3,474,270
2.12% (3 Month LIBOR USD + 0.700%), 12/15/2026 (3)	1,250,000	1,239,675
6.25%, 12/15/2026	8,685,000	10,169,614
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2019	3,000,000	3,144,960
5.00%, 12/15/2032	3,000,000	3,273,450
Texas Municipal Power Agency
5.00%, 09/01/2033	920,000	981,493
5.00%, 09/01/2034	945,000	1,007,701
5.00%, 09/01/2035	1,200,000	1,279,044
Texas State University System
5.00%, 03/15/2026	800,000	943,376
5.00%, 03/15/2029	610,000	720,880
5.00%, 03/15/2032	1,325,000	1,544,075
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,000,000	5,715,250
Texas Water Development Board
5.00%, 10/15/2031	2,000,000	2,375,100
The University of Texas System
5.00%, 08/15/2021	505,000	556,333
5.00%, 08/15/2026	1,750,000	2,088,608
Travis County Health Facilities Development Corp.
7.00%, 11/01/2030	150,000	161,834
Tyler Independent School District
5.00%, 02/15/2022	2,200,000	2,449,568
University of Houston
5.00%, 02/15/2030	860,000	993,386
University of Texas System
5.25%, 08/15/2018	1,170,000	1,185,784
5.00%, 08/15/2021	3,000,000	3,304,950
5.00%, 08/15/2022	1,000,000	1,123,480
5.00%, 08/15/2022	1,000,000	1,123,480
5.00%, 08/15/2022	490,000	550,505
Uptown Development Authority
5.00%, 09/01/2033	715,000	805,862
		361,311,292
Utah - 0.25%
Salt Lake City Corp. Airport Revenue
5.00%, 07/01/2022	1,500,000	1,651,335
5.00%, 07/01/2025	1,000,000	1,143,310
5.00%, 07/01/2026	1,700,000	1,958,706
State of Utah
5.00%, 07/01/2019	2,335,000	2,432,370
Utah Charter School Finance Authority
4.50%, 06/15/2027 (2)	1,000,000	992,580
		8,178,301
Vermont - 0.09%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000,000	1,112,160
5.00%, 10/15/2029	890,000	980,148
Vermont Student Assistance Corp.
5.00%, 06/15/2025	800,000	883,784
		2,976,092
Virgin Islands - 0.10%
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	3,000,000	3,158,100
Virginia - 3.59%
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2051	1,000,000	1,105,810
Chesterfield County Economic Development Authority
5.00%, 05/01/2023	200,000	207,234
City of Alexandria VA
4.50%, 06/15/2019	2,250,000	2,327,467
City of Norfolk VA Water Revenue
5.00%, 11/01/2022	1,645,000	1,855,988
City of Richmond VA Public Utility Revenue
5.00%, 01/15/2020	3,400,000	3,598,016
5.00%, 01/15/2022	1,500,000	1,664,880
County of Arlington VA
5.00%, 08/15/2020	1,630,000	1,754,222
5.00%, 08/15/2023	1,850,000	2,122,931
County of Botetourt VA
4.75%, 07/01/2023	100,000	103,424
6.00%, 07/01/2034	1,500,000	1,652,025
County of Henrico VA Water & Sewer Revenue
5.00%, 05/01/2022	2,240,000	2,506,515
County of Isle Wight VA
4.00%, 04/01/2020	700,000	731,157
County of Loudoun VA
5.00%, 12/01/2023	825,000	951,101
Fairfax County Economic Development Authority
5.00%, 05/15/2020	1,510,000	1,610,853
Fairfax County Industrial Development Authority
5.00%, 05/15/2035	1,175,000	1,289,692
5.00%, 05/15/2044	975,000	1,080,329
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500,000	554,080
Greater Richmond Convention Center Authority
5.00%, 06/15/2020	1,000,000	1,066,900
Hanover County Economic Development Authority
5.00%, 07/01/2042	1,000,000	1,033,490
5.00%, 07/01/2047	2,000,000	2,062,260
Henrico County Economic Development Authority
5.00%, 12/01/2047	750,000	795,367
Newport News Economic Development Authority
5.00%, 12/01/2038	1,000,000	1,047,880
Norfolk Economic Development Authority
5.00%, 11/01/2020	645,000	695,058
Norfolk Redevelopment & Housing Authority
5.00%, 01/01/2046	240,000	245,218
Prince William County Industrial Development Authority
1.35%, 07/01/2019 (1)	2,000,000	1,990,920
Roanoke Economic Development Authority
5.00%, 07/01/2020	495,000	528,997
Stafford County Economic Development Authority
5.00%, 06/15/2025	375,000	425,565
5.00%, 06/15/2030	150,000	167,953
5.00%, 06/15/2033	150,000	166,475
5.00%, 06/15/2034	500,000	553,410
4.00%, 06/15/2037	50,000	50,172
Virginia College Building Authority
5.00%, 02/01/2020	1,360,000	1,439,641
5.00%, 02/01/2020	2,000,000	2,117,120
5.00%, 02/01/2023	700,000	790,657
5.00%, 09/01/2023	1,000,000	1,140,990
5.00%, 02/01/2024	2,475,000	2,846,176
5.00%, 02/01/2026	1,000,000	1,183,730
5.00%, 02/01/2030	1,500,000	1,797,435
5.00%, 07/01/2030 (2)	500,000	538,640
5.00%, 07/01/2045 (2)	1,000,000	1,053,290
5.00%, 07/01/2045 (2)	500,000	526,635
Virginia Commonwealth Transportation Board
5.00%, 03/15/2020	750,000	796,672
5.00%, 05/15/2020	1,365,000	1,456,469
5.00%, 05/15/2021	1,000,000	1,094,000
5.00%, 05/15/2021	2,280,000	2,494,320
5.00%, 05/15/2022	225,000	251,354
5.00%, 05/15/2022	2,000,000	2,234,260
5.00%, 09/15/2022	1,000,000	1,115,400
5.00%, 09/15/2023	2,500,000	2,860,400
5.00%, 05/15/2026	2,750,000	3,261,033
5.00%, 05/15/2029	2,955,000	3,546,561
Virginia Port Authority
5.00%, 07/01/2023	1,000,000	1,127,900
Virginia Public Building Authority
5.00%, 08/01/2022	1,490,000	1,668,472
5.00%, 08/01/2022	1,050,000	1,175,769
Virginia Public School Authority
5.00%, 07/15/2018	1,510,000	1,524,934
5.00%, 08/01/2018	1,480,000	1,496,783
5.00%, 07/15/2020	3,000,000	3,214,440
5.00%, 08/01/2021	6,000,000	6,592,800
5.00%, 08/01/2022	2,505,000	2,816,121
5.00%, 08/01/2022	3,275,000	3,671,635
5.00%, 08/01/2022	1,000,000	1,121,110
Virginia Resources Authority
5.00%, 11/01/2021	1,800,000	1,994,724
Virginia Small Business Financing Authority
5.00%, 11/01/2019	1,100,000	1,155,561
5.00%, 01/01/2040	3,205,000	3,417,396
5.00%, 01/01/2040	2,500,000	2,665,675
5.50%, 01/01/2042	4,475,000	4,889,519
5.00%, 12/31/2049	500,000	542,710
5.00%, 12/31/2052	700,000	758,100
5.00%, 12/31/2056	4,455,000	4,817,548
Wise County Industrial Development Authority
1.88%, 11/01/2040 (1)	5,000,000	4,961,650
		118,103,019
Washington - 2.36%
City of Kent WA
5.00%, 12/01/2027	695,000	818,599
5.00%, 12/01/2028	860,000	1,009,485
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675,000	771,431
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460,000	531,180
Clark County Public Utility District No 1
5.00%, 01/01/2022	425,000	470,602
5.00%, 01/01/2023	750,000	844,455
County of King WA Sewer Revenue
1.50%, 01/01/2032 (1)	8,250,000	8,250,000
Energy Northwest
5.00%, 07/01/2018	1,000,000	1,008,480
5.00%, 07/01/2020	1,180,000	1,264,287
King County Public Hospital District No 1
5.00%, 12/01/2032	4,500,000	5,130,225
Pierce County School District No 3 Puyallup
5.00%, 12/01/2032	1,000,000	1,177,530
Port of Seattle WA
5.00%, 02/01/2020	1,500,000	1,581,990
5.00%, 12/01/2020	2,165,000	2,338,309
5.00%, 03/01/2021	900,000	976,500
5.00%, 08/01/2023	1,855,000	2,072,313
Skagit County Public Hospital District No 1
5.00%, 12/01/2020	1,750,000	1,851,693
State of Washington
5.00%, 01/01/2019	2,000,000	2,050,520
5.00%, 07/01/2019	3,150,000	3,279,780
5.00%, 08/01/2019	730,000	761,974
5.00%, 02/01/2020	2,420,000	2,563,506
5.00%, 08/01/2020	1,665,000	1,787,078
5.00%, 07/01/2021	1,200,000	1,317,672
5.00%, 08/01/2021	2,000,000	2,200,320
5.00%, 08/01/2027	235,000	277,944
5.00%, 08/01/2027	550,000	639,529
5.00%, 08/01/2028	235,000	276,788
5.00%, 08/01/2030	235,000	275,060
5.00%, 07/01/2031	5,000,000	5,681,450
5.00%, 08/01/2033	7,550,000	8,864,304
5.00%, 02/01/2036	1,800,000	2,081,844
Washington Health Care Facilities Authority
5.00%, 10/01/2021	1,510,000	1,661,619
5.00%, 08/15/2022	1,200,000	1,343,388
5.00%, 08/15/2023	650,000	738,816
5.00%, 07/01/2025	360,000	410,829
5.00%, 07/01/2029	115,000	132,832
5.00%, 07/01/2030	410,000	471,713
5.00%, 08/15/2030	1,000,000	1,134,260
5.00%, 07/01/2034	105,000	118,737
2.63% (SIFMA Municipal Swap Index + 1.050%), 01/01/2042 (3)	5,000,000	5,010,500
Washington Higher Education Facilities Authority
5.00%, 10/01/2029	1,855,000	2,094,276
Washington State Housing Finance Commission
4.00%, 07/01/2026 (2)	1,285,000	1,295,100
5.00%, 07/01/2031 (2)	1,000,000	1,046,680
		77,613,598
West Virginia - 0.21%
County of Pleasants WV
5.25%, 10/15/2037	2,095,000	2,086,390
Monongalia County Commission Special District
5.50%, 06/01/2037 (2)	200,000	206,670
5.75%, 06/01/2043 (2)	200,000	208,512
School Building Authority of West Virginia
5.00%, 07/01/2020	500,000	534,230
5.00%, 07/01/2022	695,000	773,424
5.00%, 07/01/2024	500,000	574,330
West Virginia Economic Development Authority
5.38%, 12/01/2038	885,000	952,455
1.70%, 01/01/2041 (1)	1,515,000	1,486,881
		6,822,892
Wisconsin - 1.34%
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570,000	651,789
5.00%, 11/15/2032	500,000	570,525
Public Finance Authority
5.00%, 05/15/2021 (2) (4)	185,000	198,607
3.00%, 11/15/2022 (2) (4)	90,000	90,174
3.50%, 11/15/2023 (2) (4)	65,000	65,474
3.95%, 11/15/2024 (2) (4)	50,000	50,703
5.00%, 12/01/2025 (2)	1,000,000	1,125,740
4.13%, 05/01/2026 (2)	800,000	784,624
6.25%, 08/01/2027 (2)	1,000,000	1,064,570
5.00%, 05/15/2028 (2) (4)	200,000	220,138
4.00%, 08/01/2035	2,750,000	2,685,952
5.25%, 05/15/2037 (2) (4)	500,000	543,945
5.20%, 06/01/2037	500,000	494,585
5.00%, 06/15/2037 (2)	1,130,000	1,097,682
5.00%, 07/01/2037	825,000	859,081
5.00%, 01/01/2042	600,000	621,294
5.25%, 05/15/2042 (2) (4)	60,000	65,040
5.25%, 05/15/2047 (2) (4)	60,000	64,847
5.30%, 06/01/2047	500,000	492,660
5.25%, 05/15/2052 (2) (4)	115,000	123,881
State of Wisconsin
5.00%, 05/01/2018	1,000,000	1,002,750
5.00%, 05/01/2020	1,600,000	1,705,968
5.00%, 11/01/2020	2,005,000	2,166,403
5.00%, 11/01/2021	600,000	664,032
5.00%, 11/01/2022	1,000,000	1,128,260
5.00%, 05/01/2023	2,000,000	2,274,840
5.00%, 05/01/2034	2,000,000	2,306,700
Wisconsin Health & Educational Facilities Authority
5.00%, 05/01/2022	550,000	597,861
5.00%, 12/01/2022	560,000	628,561
4.00%, 02/15/2025	270,000	292,918
4.00%, 02/15/2026	510,000	552,238
5.00%, 02/15/2027	300,000	341,295
4.00%, 02/15/2031	460,000	479,361
4.00%, 02/15/2033	550,000	568,425
1.58%, 08/15/2034 (1)	9,000,000	9,000,000
5.00%, 09/01/2036	335,000	365,716
4.00%, 11/15/2043 (1)	7,275,000	7,459,203
5.00%, 09/15/2050	645,000	671,697
		44,077,539
Total Municipal Bonds (Cost $3,233,521,749)		$3,224,040,457

	Shares	Value
SHORT-TERM INVESTMENTS - 0.82%
Money Market Funds - 0.82%
Fidelity Institutional Money Market Government Funds - Class I, 1.49% (5)	13,514,464	$13,514,464
Goldman Sachs Financial Square Treasury Solutions Fund - Class I, 1.61% (5)	13,514,464	13,514,464
Total Short-Term Investments (Cost $27,028,928)		$27,028,928
TOTAL INVESTMENTS IN SECURITIES - 98.93%
(Cost $3,260,550,677)		$3,251,069,385
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.07%		35,147,911
TOTAL NET ASSETS - 100.00%		$3,286,217,296

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of March 31, 2018.
(2)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $57,444,744, which represents 1.75% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2018.
(4)	Security is categorized as Level 3 per the Trust's fair value hierarchy. The value of these securities total $14,693,025, which represents 0.45% of total net assets.
(5)	Represents annualized seven-day yield as of the close of the reporting period.

MUNICIPAL BONDS
Education	11.60%
General Obligation	24.63%
General Revenue	23.08%
Healthcare	15.49%
Housing	2.12%
Transportation	13.45%
Utilities	7.74%
Total Municipal Bonds	98.11%
SHORT-TERM INVESTMENTS	0.82%
TOTAL INVESTMENTS	98.93%
Other Assets in Excess of Liabilities	1.07%
TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Large Cap Growth Fund
Schedule of Investments
March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.43%
Consumer Discretionary - 19.92%
Advance Auto Parts, Inc.	785	$93,062
Amazon.com, Inc. (1)	111,039	160,711,186
AMC Networks, Inc. (1)	2,036	105,261
Aptiv Plc	11,509	977,920
Aramark	4,254	168,288
AutoZone, Inc. (1)	39,612	25,695,908
Booking Holdings, Inc. (1)	34,330	71,419,789
Borgwarner, Inc.	759	38,125
Bright Horizons Family Solutions, Inc. (1)	2,578	257,078
Brunswick Corp.	2,980	176,982
Burlington Stores, Inc. (1)	1,623	216,102
Cable One, Inc.	198	136,048
CarMax, Inc. (1)	7,851	486,291
Carter's, Inc.	1,931	201,017
CBS Corp.	14,514	745,874
Charter Communications, Inc. (1)	63,211	19,672,527
Chipotle Mexican Grill, Inc. (1)	1,029	332,480
Choice Hotels International, Inc.	1,391	111,489
Comcast Corp. - Class A	183,675	6,276,175
D. R. Horton, Inc.	7,844	343,881
Darden Restaurants, Inc.	5,313	452,933
Delphi Technologies Plc	3,839	182,928
Dick's Sporting Goods, Inc.	2,504	87,765
Discovery Communications, Inc. - Class C (1)	1,996	38,962
DISH Network Corp. (1)	7,215	273,376
Dollar General Corp.	4,391	410,778
Dollar Tree, Inc. (1)	276,776	26,266,042
Domino's Pizza, Inc.	1,856	433,487
Dunkin' Brands Group, Inc.	3,763	224,613
Expedia Group, Inc.	5,170	570,820
Extended Stay America, Inc.	4,218	83,390
Floor & Decor Holdings, Inc. (1)	1,227	63,951
Foot Locker, Inc.	332	15,119
Gap, Inc.	326	10,171
GCI Liberty, Inc. (1)	651	34,412
Gentex Corp.	7,514	172,972
Genuine Parts Co.	2,220	199,445
H&R Block, Inc.	1,527	38,801
Hanesbrands, Inc.	14,825	273,077
Harley-Davidson, Inc.	5,443	233,396
Hasbro, Inc.	3,627	305,756
Hilton Grand Vacations, Inc. (1)	3,981	171,263
Hilton Worldwide Holdings, Inc.	8,131	640,398
Home Depot, Inc.	170,961	30,472,089
Interpublic Group of Companies, Inc.	13,970	321,729
Kering	41,886	20,089,268
L Brands, Inc.	1,491	56,971
Las Vegas Sands Corp.	15,553	1,118,261
Lear Corp.	2,398	446,244
Leggett & Platt, Inc.	4,429	196,470
Liberty Expedia Holdings, Inc. (1)	381	14,966
Liberty Interactive Corp. (1)	11,502	289,505
Lions Gate Entertainment Corp. - Class A	1,403	36,227
Lions Gate Entertainment Corp. - Class B	2,859	68,833
Live Nation Entertainment, Inc. (1)	5,672	239,018
LKQ Corp. (1)	1,940	73,623
Lowes Companies, Inc.	1,205,868	105,814,917
Lululemon Athletica, Inc. (1)	4,113	366,551
Marriott International, Inc.	210,246	28,589,251
Mattel, Inc.	2,346	30,850
McDonald's Corp.	393,595	61,550,386
MGM Resorts International	1,448	50,709
Michael Kors Holdings Ltd. (1)	426	26,446
Mohawk Industries, Inc. (1)	145	33,672
Morningstar, Inc.	692	66,100
Netflix, Inc. (1)	204,632	60,438,061
Nike, Inc.	1,086,797	72,206,793
Nordstrom, Inc.	4,892	236,822
NVR, Inc. (1)	137	383,600
Omnicom Group, Inc.	9,978	725,101
O'Reilly Automotive, Inc. (1)	3,601	890,815
Polaris Industries, Inc.	2,485	284,582
Pool Corp.	1,638	239,508
Pulte Group, Inc.	2,993	88,264
Ross Stores, Inc.	16,261	1,268,033
Sally Beauty Holdings, Inc. (1)	1,690	27,801
Service Corp. International	7,392	278,974
ServiceMaster Global Holdings, Inc. (1)	5,650	287,303
Sirius XM Holdings, Inc.	56,192	350,638
Six Flags Entertainment Corp.	2,817	175,386
Skechers USA, Inc. (1)	2,317	90,108
Starbucks Corp.	1,814,425	105,037,063
Tapestry, Inc.	2,008	105,641
Tempur Sealy International, Inc. (1)	635	28,759
Tesla, Inc. (1)	74,269	19,765,209
The Madison Square Garden Co. (1)	45	11,061
The Michaels Companies, Inc. (1)	4,045	79,727
Thor Industries, Inc.	2,087	240,360
TJX Companies, Inc.	773,986	63,126,298
Toll Brothers, Inc.	2,968	128,366
Tractor Supply Co.	5,253	331,044
TripAdvisor, Inc. (1)	2,159	88,282
Tupperware Brands Corp.	2,159	104,452
Twenty-First Century Fox, Inc. - Class A	2,222	81,525
Twenty-First Century Fox, Inc. - Class B	934	33,970
Ulta Beauty, Inc. (1)	279,777	57,150,048
Under Armour, Inc. - Class A (1)	5,601	91,576
Under Armour, Inc. - Class C (1)	5,518	79,183
Vail Resorts, Inc.	1,726	382,654
VF Corp.	10,503	778,482
Visteon Corp. (1)	1,318	145,296
Walt Disney Co.	720,898	72,406,995
Wayfair, Inc. (1)	1,730	116,827
Wendy's Co.	7,818	137,206
Whirlpool Corp.	246	37,665
Williams-Sonoma, Inc.	610	32,184
Wyndham Worldwide Corp.	4,336	496,169
Wynn Resorts Ltd.	3,401	620,206
Yum China Holdings, Inc.	13,695	568,343
Yum! Brands, Inc.	944,897	80,439,082
		1,109,916,886
Consumer Staples - 4.69%
Altria Group, Inc.	81,638	5,087,680
Blue Buffalo Pet Products, Inc. (1)	3,892	154,941
Brown Forman Corp. - Class A	2,081	110,980
Brown Forman Corp. - Class B	9,554	519,738
Campbell Soup Co.	4,768	206,502
Church & Dwight Co., Inc.	10,501	528,830
Clorox Co.	4,739	630,808
Coca Cola Co.	1,909,692	82,937,924
Colgate Palmolive Co.	5,698	408,433
Constellation Brands, Inc.	6,915	1,576,067
Costco Wholesale Corp.	160,865	30,311,792
Dr Pepper Snapple Group, Inc.	7,659	906,672
Energizer Holdings, Inc.	2,573	153,299
General Mills, Inc.	17,111	771,022
Herbalife Ltd. (1)	2,723	265,411
Kellogg Co.	9,735	632,872
Kimberly-Clark Corp.	12,800	1,409,664
Kroger Co.	20,626	493,786
Lamb Weston Holdings, Inc.	1,564	91,056
Lauder Estee Companies, Inc.	145,734	21,819,294
McCormick & Co., Inc.	5,259	559,505
Molson Coors Brewing Co.	245,315	18,479,579
Mondelez International, Inc.	1,333,029	55,627,300
Monster Beverage Corp. (1)	17,732	1,014,448
Nu Skin Enterprises, Inc.	529	38,993
PepsiCo, Inc.	52,980	5,782,767
Philip Morris International, Inc.	6,001	596,499
Pilgrim's Pride Corp. (1)	1,982	48,777
Procter & Gamble Co.	346,541	27,473,770
Rite Aid Corp. (1)	17,637	29,630
Spectrum Brands Holdings, Inc.	1,044	108,263
Sprouts Farmers Market, Inc. (1)	5,597	131,362
Sysco Corp.	20,579	1,233,917
The Hershey Co.	5,378	532,207
TreeHouse Foods, Inc. (1)	562	21,508
Walgreens Boots Alliance, Inc.	6,937	454,165
		261,149,461
Energy - 5.54%
Antero Resources Corp. (1)	5,579	110,743
Apache Corp.	854	32,862
Cabot Oil & Gas Corp.	14,035	336,559
Cheniere Energy, Inc. (1)	5,732	306,376
Chesapeake Energy Corp. (1)	2,829	8,544
Cimarex Energy Co.	3,644	340,714
ConocoPhillips	1,113,190	66,001,035
Continental Resources, Inc. (1)	1,496	88,189
Devon Energy Corp.	1,476	46,922
Diamondback Energy, Inc. (1)	948	119,941
EOG Resources, Inc.	393,011	41,372,268
EQT Corp.	1,377	65,421
Exxon Mobil Corp.	709,670	52,948,479
Gulfport Energy Corp. (1)	679	6,552
Halliburton Co.	351,183	16,484,530
Laredo Petroleum, Inc. (1)	5,968	51,981
Newfield Exploration Co. (1)	8,245	201,343
ONEOK, Inc.	16,901	962,005
Parsley Energy, Inc. (1)	6,619	191,885
Pioneer Natural Resources Co.	96,555	16,586,218
RPC, Inc.	1,966	35,447
RSP Permian, Inc. (1)	2,759	129,342
Schlumberger Ltd.	1,732,776	112,249,229
The Williams Companies, Inc.	5,046	125,444
		308,802,029
Financials - 7.51%
Allstate Corp.	4,106	389,249
American International Group, Inc.	4,813	261,923
Ameriprise Financial, Inc.	5,692	842,074
Aon Plc	203,668	28,580,730
Arch Capital Group Ltd. (1)	758	64,877
Arthur J. Gallagher & Co.	5,147	353,753
Aspen Insurance Holdings Ltd.	666	29,870
Assurant, Inc.	403	36,838
Bank of the Ozarks, Inc.	2,421	116,862
BGC Partners, Inc.	2,550	34,297
Capital One Financial Corp.	1,229	117,763
CBOE Holdings, Inc.	4,842	552,472
Charles Schwab Corp.	40,424	2,110,941
Citigroup, Inc.	892,180	60,222,150
Citizens Financial Group, Inc.	1,076,915	45,208,892
Comerica, Inc.	123,755	11,871,817
Commerce Bancshares, Inc.	506,426	30,339,982
Credit Acceptance Corp. (1)	455	150,337
East West Bancorp, Inc.	320	20,013
Eaton Vance Corp.	4,747	264,265
Erie Indemnity Co.	758	89,171
Federated Investors, Inc.	970	32,398
First Republic Bank	5,627	521,116
Intercontinental Exchange, Inc.	737,963	53,517,077
Invesco Ltd.	2,551	81,658
JPMorgan Chase & Co.	143,789	15,812,476
Lazard Ltd.	4,428	232,736
Legg Mason, Inc.	707	28,740
Leucadia National Corp.	3,387	76,987
LPL Financial Holdings, Inc.	3,756	229,379
MarketAxess Holdings, Inc.	1,553	337,684
Marsh & McLennan Companies, Inc.	21,780	1,798,810
Moody's Corp.	7,130	1,150,069
Morgan Stanley	1,112,030	60,005,139
MSCI, Inc.	3,829	572,321
Pinnacle Financial Partners, Inc.	1,019	65,420
Raymond James Financial, Inc.	1,405	125,621
RenaissanceRe Holdings Ltd.	112	15,513
S&P Global, Inc.	10,859	2,074,721
SEI Investments Co.	5,543	415,226
Signature Bank (1)	1,330	188,794
State Street Corp.	867	86,466
Sterling Bancorp	823,375	18,567,106
SunTrust Banks, Inc.	775,025	52,732,701
SVB Financial Group (1)	1,631	391,456
T. Rowe Price Group, Inc.	1,503	162,279
TD Ameritrade Holding Corp.	11,328	670,957
The Goldman Sachs Group, Inc.	100,440	25,296,818
The Progressive Corp.	24,759	1,508,566
Voya Financial, Inc.	380	19,190
Western Alliance Bancorp (1)	2,278	132,375
XL Group Ltd.	3,403	188,050
		418,696,125
Healthcare - 12.58%
AbbVie, Inc.	151,312	14,321,681
ABIOMED, Inc. (1)	1,737	505,450
ACADIA Pharmaceuticals, Inc. (1)	3,986	89,565
Aetna, Inc.	4,349	734,981
Agilent Technologies, Inc.	3,213	214,950
Agios Pharmaceuticals, Inc. (1)	1,906	155,873
Akorn, Inc. (1)	3,317	62,061
Alexion Pharmaceuticals, Inc. (1)	113,831	12,687,603
Align Technology, Inc. (1)	3,403	854,595
Alkermes Plc (1)	6,353	368,220
Alnylam Pharmaceuticals, Inc. (1)	3,294	392,315
AmerisourceBergen Corp.	6,841	589,763
Amgen, Inc.	8,907	1,518,465
Athenahealth, Inc. (1)	1,733	247,871
Baxter International, Inc.	2,034	132,291
Becton Dickinson and Co.	279,018	60,463,201
Biogen, Inc. (1)	69,802	19,113,184
BioMarin Pharmaceutical, Inc. (1)	216,332	17,538,035
Bio-Techne Corp.	1,541	232,753
Boston Scientific Corp. (1)	58,657	1,602,509
Bristol Myers Squibb Co.	394,891	24,976,856
Bruker Corp.	1,401	41,918
Celgene Corp. (1)	173,556	15,482,931
Centene Corp. (1)	891	95,221
Cerner Corp. (1)	12,382	718,156
Charles River Laboratories International, Inc. (1)	1,931	206,115
Cigna Corp.	8,890	1,491,209
Danaher Corp.	217,436	21,289,159
DexCom, Inc. (1)	3,751	278,174
Edwards Lifesciences Corp. (1)	8,940	1,247,309
Eli Lilly & Co.	41,852	3,238,089
Exelixis, Inc. (1)	12,191	270,031
Express Scripts Holding Co. (1)	1,762	121,719
Gilead Sciences, Inc.	39,807	3,001,050
HCA Healthcare, Inc.	774	75,078
Henry Schein, Inc. (1)	6,807	457,499
Hill-Rom Holdings, Inc.	2,542	221,154
Hologic, Inc. (1)	6,425	240,038
Humana, Inc.	89,155	23,967,539
IDEXX Laboratories, Inc. (1)	3,717	711,397
Illumina, Inc. (1)	68,715	16,245,600
Incyte Corp. (1)	7,369	614,059
Intercept Pharmaceuticals, Inc. (1)	812	49,954
Intrexon Corp. (1)	1,858	28,483
Intuitive Surgical, Inc. (1)	4,760	1,965,071
Ionis Pharmaceuticals, Inc. (1)	5,213	229,789
IQVIA Holdings, Inc. (1)	4,422	433,842
Johnson & Johnson	486,211	62,307,940
LifePoint Health, Inc. (1)	207	9,729
McKesson Corp.	928	130,727
Medtronic Plc	671,244	53,847,194
Merck & Co., Inc.	6,333	344,959
Mettler-Toledo International, Inc. (1)	1,063	611,257
Neurocrine Biosciences, Inc. (1)	3,694	306,343
Novo Nordisk A/S - ADR	1,287,757	63,422,032
OPKO Health, Inc. (1)	1,406	4,457
Patterson Companies, Inc.	296	6,580
PerkinElmer, Inc.	902	68,299
Pfizer, Inc.	1,659,145	58,883,056
Premier, Inc. (1)	553	17,314
QIAGEN NV - NASDAQ Listed (1)	2,969	95,928
Regeneron Pharmaceuticals, Inc. (1)	204,972	70,584,158
ResMed, Inc.	5,915	582,450
Seattle Genetics, Inc. (1)	4,505	235,792
Stryker Corp.	14,534	2,338,811
Teleflex, Inc.	321	81,849
TESARO, Inc. (1)	1,531	87,481
The Cooper Companies, Inc.	1,568	358,774
Thermo Fisher Scientific, Inc.	54,933	11,341,467
UnitedHealth Group, Inc.	380,668	81,462,952
Varian Medical Systems, Inc. (1)	3,858	473,184
Veeva Systems, Inc. (1)	4,607	336,403
Vertex Pharmaceuticals, Inc. (1)	112,435	18,324,656
Waters Corp. (1)	3,237	643,030
WellCare Health Plans, Inc. (1)	1,715	332,076
West Pharmaceutical Services, Inc.	3,215	283,852
Zoetis, Inc.	289,993	24,217,315
		701,262,871
Industrials - 7.12%
3M Co.	24,788	5,441,462
A.O. Smith Corp.	6,026	383,193
Acuity Brands, Inc.	1,219	169,673
ADT, Inc.	2,868	22,743
Air Lease Corp.	238	10,144
Alaska Air Group, Inc.	4,181	259,055
Allegion Plc	3,990	340,307
Allison Transmission Holdings, Inc.	5,083	198,542
American Airlines Group, Inc.	8,166	424,305
AMETEK, Inc.	1,618	122,920
Armstrong World Industries, Inc. (1)	1,894	106,632
Boeing Co.	127,963	41,956,508
BWX Technologies, Inc.	3,955	251,261
C.H. Robinson Worldwide, Inc.	5,986	560,948
Caterpillar, Inc.	87,253	12,859,347
Cintas Corp.	3,677	627,223
Clean Harbors, Inc. (1)	1,623	79,219
Copa Holdings SA	70	9,004
Copart, Inc. (1)	8,283	421,853
CoStar Group, Inc. (1)	1,516	549,823
CSX Corp.	32,747	1,824,335
Cummins, Inc.	2,205	357,408
Deere & Co.	91,208	14,166,427
Donaldson Co., Inc.	4,919	221,601
Dover Corp.	733	71,995
Dun & Bradstreet Corp.	645	75,465
Eaton Corp. Plc	387,040	30,928,366
Emerson Electric Co.	3,712	253,530
Equifax, Inc.	5,106	601,538
Expeditors International of Washington, Inc.	5,467	346,061
Fastenal Co.	12,554	685,323
FedEx Corp.	10,587	2,542,045
Fortive Corp.	11,889	921,635
Fortune Brands Home & Security, Inc.	6,484	381,843
Gardner Denver Holdings, Inc. (1)	3,080	94,494
Gates Industrial Corp. Plc (1)	545,262	9,547,538
General Dynamics Corp.	4,475	988,528
General Electric Co.	63,995	862,653
Graco, Inc.	7,008	320,406
Harris Corp.	1,310	211,277
HD Supply Holdings, Inc. (1)	8,235	312,436
Heico Corp.	1,293	112,245
Heico Corp. - Class A	2,548	180,781
Hexcel Corp.	2,472	159,667
Honeywell International, Inc.	270,946	39,154,406
Hubbell, Inc.	1,425	173,537
Huntington Ingalls Industries, Inc.	1,606	413,963
IDEX Corp.	2,966	422,685
IHS Markit Ltd. (1)	9,521	459,293
Illinois Tool Works, Inc.	13,065	2,046,763
Ingersoll-Rand Plc	5,465	467,312
J.B. Hunt Transportation Services, Inc.	503,494	58,984,322
KAR Auction Services, Inc.	5,727	310,403
Landstar System, Inc.	1,788	196,054
Lennox International, Inc.	1,499	306,351
Lincoln Electric Holdings, Inc.	2,397	215,610
Lockheed Martin Corp.	9,491	3,207,294
Masco Corp.	9,153	370,147
MSC Industrial Direct Co., Inc.	807	74,010
Nordson Corp.	2,401	327,352
Norfolk Southern Corp.	85,845	11,656,034
Northrop Grumman Corp.	6,882	2,402,644
Old Dominion Freight Line, Inc.	1,592	233,976
Parker-Hannifin Corp.	122,910	21,021,297
Quanta Services, Inc. (1)	1,587	54,513
Raytheon Co.	157,315	33,951,723
Robert Half International, Inc.	5,373	311,043
Rockwell Automation, Inc.	82,976	14,454,419
Rockwell Collins, Inc.	6,974	940,444
Rollins, Inc.	3,900	199,017
Roper Technologies, Inc.	4,112	1,154,197
Sensata Technologies Holding Plc (1)	3,607	186,951
Snap-on, Inc.	281	41,459
Southwest Airlines Co.	23,579	1,350,605
Stanley Black & Decker, Inc.	665	101,878
The Middleby Corp. (1)	2,322	287,440
The Toro Co.	4,485	280,088
TransDigm Group, Inc.	2,061	632,603
TransUnion (1)	7,663	435,105
Union Pacific Corp.	30,511	4,101,594
United Parcel Service, Inc.	29,491	3,086,528
United Rentals, Inc. (1)	3,680	635,646
United Technologies Corp.	374,565	47,127,768
Univar, Inc. (1)	4,736	131,424
Verisk Analytics, Inc. (1)	6,549	681,096
W.W. Grainger, Inc.	2,053	579,500
WABCO Holdings, Inc. (1)	2,260	302,546
Wabtec Corp.	123,169	10,025,957
Waste Management, Inc.	15,369	1,292,840
Watsco, Inc.	1,262	228,384
Welbilt, Inc. (1)	5,484	106,664
XPO Logistics, Inc. (1)	3,639	370,487
Xylem, Inc.	4,112	316,295
		396,773,426
Information Technology - 33.59%
Accenture Plc	26,492	4,066,522
Activision Blizzard, Inc.	318,902	21,513,129
Adobe Systems, Inc. (1)	186,255	40,245,980
Advanced Micro Devices, Inc. (1)	35,889	360,684
Alibaba Group Holding Ltd. - ADR (1)	271,137	49,764,485
Alliance Data Systems Corp.	239,512	50,982,524
Alphabet, Inc. - Class A (1)	120,864	125,352,889
Alphabet, Inc. - Class C (1)	108,758	112,215,417
Amphenol Corp.	12,968	1,116,934
Analog Devices, Inc.	220,410	20,085,963
ANSYS, Inc. (1)	3,585	561,734
Apple, Inc.	958,125	160,754,213
Applied Materials, Inc.	45,086	2,507,232
Arista Networks, Inc. (1)	2,302	587,701
Atlassian Corporation Plc (1)	3,906	210,612
Autodesk, Inc. (1)	585,730	73,555,973
Automatic Data Processing, Inc.	520,753	59,095,050
Black Knight, Inc. (1)	5,599	263,713
Booz Allen Hamilton Holding Corp.	5,588	216,367
Broadcom Ltd.	101,093	23,822,565
Broadridge Financial Solutions, Inc.	5,057	554,702
Cadence Design Systems, Inc. (1)	12,065	443,630
Cavium, Inc. (1)	2,813	223,296
CDK Global, Inc.	5,211	330,065
CDW Corp.	6,493	456,523
Cisco Systems, Inc.	875,505	37,550,409
Citrix Systems, Inc. (1)	6,664	618,419
Cognex Corp.	7,148	371,625
Cognizant Technology Solutions - Class A	25,041	2,015,801
Coherent, Inc. (1)	1,035	193,959
CommScope Holding Co., Inc. (1)	4,363	174,389
CoreLogic, Inc. (1)	2,076	93,898
Corning, Inc.	2,243	62,535
CSRA, Inc.	7,073	291,620
Cypress Semiconductor Corp.	950	16,112
Dell Technologies, Inc. - VMware, Inc. (1)	8,445	618,259
DST Systems, Inc.	249	20,829
DXC Technology Co.	508,970	51,166,754
eBay, Inc. (1)	809,135	32,559,592
Electronic Arts, Inc. (1)	12,831	1,555,630
Euronet Worldwide, Inc. (1)	2,070	163,364
F5 Networks, Inc. (1)	2,602	376,275
Facebook, Inc. (1)	601,364	96,091,954
FactSet Research Systems, Inc.	1,613	321,664
Fidelity National Information Services, Inc.	8,157	785,519
First Data Corp. (1)	20,896	334,336
Fiserv, Inc. (1)	17,852	1,273,026
FleetCor Technologies, Inc. (1)	388,919	78,756,098
FLIR Systems, Inc.	3,033	151,680
Fortinet, Inc. (1)	6,165	330,321
Gartner, Inc. (1)	3,727	438,370
Genpact Ltd.	6,418	205,312
Global Payments, Inc.	6,591	735,028
GoDaddy, Inc. (1)	5,532	339,775
Guidewire Software, Inc. (1)	1,217	98,370
Intel Corp.	587,455	30,594,656
InterActiveCorp (1)	2,951	461,477
International Business Machines Corp.	24,884	3,817,952
Intuit, Inc.	10,392	1,801,453
IPG Photonics Corp. (1)	1,539	359,172
Jack Henry & Associates, Inc.	3,230	390,669
KLA-Tencor Corp.	6,760	736,908
Lam Research Corp.	6,980	1,418,057
LogMeIn, Inc.	1,327	153,335
Manhattan Associates, Inc. (1)	2,867	120,070
Mastercard, Inc.	169,940	29,766,690
Match Group, Inc. (1)	1,695	75,326
Maxim Integrated Products, Inc.	11,878	715,293
Microchip Technology, Inc.	9,785	893,958
Micron Technology, Inc. (1)	35,274	1,839,186
Microsemi Corp. (1)	4,175	270,206
Microsoft Corp.	1,690,696	154,309,824
Motorola Solutions, Inc.	273,078	28,755,113
National Instruments Corp.	3,422	173,051
NCR Corp. (1)	4,936	155,583
NetApp, Inc.	9,672	596,666
NVIDIA Corp.	132,102	30,593,502
NXP Semiconductors NV (1)	8,157	954,369
ON Semiconductor Corp. (1)	16,913	413,692
Oracle Corp.	10,279	470,264
Palo Alto Networks, Inc. (1)	61,952	11,245,527
Pandora Media, Inc. (1)	10,071	50,657
Paychex, Inc.	13,929	857,887
PayPal Holdings, Inc. (1)	325,530	24,697,961
PTC, Inc. (1)	4,785	373,278
Qorvo, Inc. (1)	2,693	189,722
Red Hat, Inc. (1)	537,086	80,299,728
Sabre Corp.	7,196	154,354
Salesforce.com, Inc. (1)	919,952	106,990,418
SAP SE - ADR	544,523	57,262,039
ServiceNow, Inc. (1)	7,340	1,214,403
Skyworks Solutions, Inc.	7,828	784,835
Splunk, Inc. (1)	117,746	11,585,029
Square, Inc. (1)	10,211	502,381
SS&C Technologies Holdings, Inc.	6,822	365,932
Switch, Inc.	1,118	17,787
Symantec Corp.	26,660	689,161
Synopsys, Inc. (1)	460	38,290
Tableau Software, Inc. (1)	2,617	211,506
Take-Two Interactive Software, Inc. (1)	4,705	460,055
Tencent Holdings Ltd. - ADR	836,777	44,591,846
Teradyne, Inc.	7,716	352,698
Texas Instruments, Inc.	42,197	4,383,846
The Western Union Co.	19,109	367,466
Total System Services, Inc.	7,845	676,710
Trimble, Inc. (1)	8,119	291,310
Twitter, Inc. (1)	1,876	54,423
Tyler Technologies, Inc. (1)	1,457	307,369
Ultimate Software Group, Inc. (1)	1,208	294,390
Universal Display Corp.	1,765	178,265
VeriSign, Inc. (1)	3,595	426,223
Versum Materials, Inc.	400	15,052
Visa, Inc.	1,245,503	148,987,069
VMware, Inc. (1)	2,813	341,133
Western Digital Corp.	1,724	159,074
WEX, Inc. (1)	1,289	201,883
Workday, Inc. (1)	178,847	22,733,242
Worldpay, Inc. (1)	12,305	1,011,963
Xilinx, Inc.	10,384	750,140
Zebra Technologies Corp. (1)	2,203	306,636
Zillow Group, Inc. - Class A (1)	1,598	86,292
Zillow Group, Inc. - Class C (1)	3,026	162,799
		1,871,506,077
Materials - 2.57%
Albemarle Corp.	870	80,684
AptarGroup, Inc.	653	58,659
Ardagh Group SA	374	6,986
Avery Dennison Corp.	3,486	370,387
Axalta Coating Systems Ltd. (1)	8,926	269,476
Ball Corp.	8,086	321,095
Berry Global Group, Inc. (1)	5,475	300,085
Celanese Corp.	3,561	356,848
Chemours Co.	7,823	381,058
Crown Holdings, Inc. (1)	3,726	189,094
DowDuPont, Inc.	47,712	3,039,732
Eagle Materials, Inc.	1,934	199,299
Ecolab, Inc.	585,239	80,218,710
FMC Corp.	5,688	435,530
Freeport-McMoRan, Inc. (1)	10,939	192,198
Graphic Packaging Holding Co.	8,783	134,819
Huntsman Corp.	4,033	117,965
International Flavors & Fragrances, Inc.	3,434	470,149
International Paper Co.	15,841	846,385
Lyondellbasell Industries NV	6,144	649,298
Martin Marietta Materials, Inc.	2,475	513,068
Monsanto Co.	18,723	2,184,787
NewMarket Corp.	297	119,299
Owens-Illinois, Inc. (1)	5,325	115,340
Packaging Corporation of America	4,137	466,240
Platform Specialty Products Corp. (1)	3,584	34,514
PPG Industries, Inc.	99,730	11,129,868
Praxair, Inc.	253,168	36,532,142
Royal Gold, Inc.	1,061	91,108
RPM International, Inc.	5,114	243,784
Scotts Miracle-Gro Co.	1,656	142,002
Sealed Air Corp.	3,877	165,897
Silgan Holdings, Inc.	3,093	86,140
Southern Copper Corp.	3,158	171,100
Steel Dynamics, Inc.	1,186	52,445
The Sherwin-Williams Co.	3,505	1,374,381
Vulcan Materials Co.	5,332	608,754
W.R. Grace & Co.	2,847	174,322
Westlake Chemical Corp.	746	82,918
		142,926,566
Real Estate - 1.82%
American Tower Corp.	18,076	2,627,166
Boston Properties, Inc.	983	121,125
CBRE Group, Inc. (1)	5,331	251,730
CoreSite Realty Corp.	1,418	142,169
Crown Castle International Corp.	17,237	1,889,348
CubeSmart	5,189	146,330
CyrusOne, Inc.	3,643	186,558
Digital Realty Trust, Inc.	6,809	717,532
Douglas Emmett, Inc.	5,166	189,902
Equinix, Inc.	176,989	74,006,180
Equity Lifestyle Properties, Inc.	3,462	303,860
Extra Space Storage, Inc.	4,350	380,016
Federal Realty Investment Trust	1,136	131,901
Gaming and Leisure Properties, Inc.	2,724	91,172
Hudson Pacific Properties, Inc.	548	17,826
Iron Mountain, Inc.	10,278	337,735
Lamar Advertising Co.	3,077	195,882
Outfront Media, Inc.	782	14,655
Prologis, Inc.	246,850	15,549,081
Public Storage	6,373	1,277,085
SBA Communications Corp. (1)	5,002	854,942
Simon Property Group, Inc.	12,119	1,870,568
Tanger Factory Outlet Centers, Inc.	258	5,676
Taubman Centers, Inc.	1,170	66,585
VICI Properties, Inc.	2,107	38,600
		101,413,624
Telecommunication Services - 0.09%
T-Mobile US, Inc. (1)	7,912	482,948
Verizon Communications, Inc.	88,963	4,254,211
Zayo Group Holdings, Inc. (1)	7,820	267,131
		5,004,290
Utilities - 0.00% (2)
NRG Energy, Inc.	2,462	75,165
Total Common Stocks (Cost $4,437,950,308)		$5,317,526,520

RIGHTS - 0.00% (2)
Consumer Staples - 0.00% (2)
Herbalife Ltd. expires 8/21/2019 - CVR (1)(4)	93,853	$–
Total Rights (Cost $0)		$–
SHORT-TERM INVESTMENTS - 4.29%
Money Market Funds - 4.29%
Goldman Sachs Financial Square Government Fund - Class I, 1.61% (3)	119,463,293	$119,463,293
JPMorgan U.S. Government Money Market Fund - Class I, 1.56% (3)	119,463,256	119,463,256
Total Short-Term Investments (Cost $238,926,549)		$238,926,549
TOTAL INVESTMENTS IN SECURITIES - 99.72%
(Cost $4,676,876,857)		$5,556,453,069
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.28%		15,812,705
TOTAL NET ASSETS - 100.00%		$5,572,265,774

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CVR	Contingent Value Right

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security is categorized as Level 3 per the Trust's fair value hierarchy. The value of this security totals $0, which represents 0.00% of total net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Large Cap Value Fund
Schedule of Investments
March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.22%
Consumer Discretionary - 12.50%
Adient Plc	5,164	$308,601
Advance Auto Parts, Inc.	2,689	318,781
Aramark	7,201	284,872
AutoNation, Inc. (1)	785,065	36,725,341
AutoZone, Inc. (1)	193	125,197
Bed Bath & Beyond, Inc.	6,642	139,416
Best Buy, Inc.	13,227	925,758
Borgwarner, Inc.	9,787	491,601
Brunswick Corp.	871	51,729
Burlington Stores, Inc. (1)	1,479	196,929
Carnival Corp.	323,660	21,225,623
CBS Corp.	643,864	33,088,171
Charter Communications, Inc. (1)	2,984	928,680
Cinemark Holdings, Inc.	5,868	221,048
Comcast Corp. - Class A	884,615	30,227,294
D. R. Horton, Inc.	8,419	369,089
Dick's Sporting Goods, Inc.	746	26,147
Discovery Communications, Inc. - Class A (1)	7,814	167,454
Discovery Communications, Inc. - Class C (1)	12,663	247,182
DISH Network Corp. (1)	2,609	98,855
Dollar General Corp.	422,349	39,510,749
Dollar Tree, Inc. (1)	622	59,028
Expedia Group, Inc.	28,527	3,149,666
Extended Stay America, Inc.	3,804	75,205
Foot Locker, Inc.	6,032	274,697
Ford Motor Co.	202,511	2,243,822
GameStop Corp.	5,094	64,286
Gap, Inc.	11,748	366,538
Garmin Ltd.	6,252	368,430
GCI Liberty, Inc. (1)	285,798	15,107,282
General Motors Co.	68,171	2,477,334
Gentex Corp.	4,847	111,578
Genuine Parts Co.	4,827	433,658
Goodyear Tire & Rubber Co.	13,052	346,922
Graham Holdings Co.	221	133,097
H&R Block, Inc.	9,104	231,333
Hanesbrands, Inc.	798,400	14,706,528
Harley-Davidson, Inc.	2,276	97,595
Hasbro, Inc.	1,387	116,924
Hilton Worldwide Holdings, Inc.	1,328	104,593
Hyatt Hotels Corp.	2,364	180,279
International Game Technology Plc	5,275	141,001
Interpublic Group of Companies, Inc.	3,115	71,738
John Wiley & Sons, Inc.	2,149	136,891
Kohl's Corp.	8,719	571,182
L Brands, Inc.	10,418	398,072
Lear Corp.	553	102,908
Leggett & Platt, Inc.	1,338	59,354
Lennar Corp. - Class A	13,204	778,244
Lennar Corp. - Class B	893	42,587
Liberty Broadband Corp. - Class A (1)	1,315	111,512
Liberty Broadband Corp. - Class C (1)	5,522	473,180
Liberty Expedia Holdings, Inc. (1)	316,592	12,435,734
Liberty Interactive Corp. (1)	1,750,021	44,048,029
Liberty Media Group LLC - Class A (1)	1,017	29,788
Liberty Media Group LLC - Class C (1)	9,888	305,045
Liberty SiriusXM Group - Class A (1)	4,614	189,635
Liberty SiriusXM Group - Class C (1)	9,468	386,768
Lions Gate Entertainment Corp. - Class A	891	23,002
Lions Gate Entertainment Corp. - Class B	1,879	45,234
LKQ Corp. (1)	13,610	516,499
Lowes Companies, Inc.	405,200	35,556,300
Macy's, Inc.	15,869	471,944
Mattel, Inc.	13,651	179,511
McDonald's Corp.	252,021	39,411,044
MGM Resorts International	23,893	836,733
Michael Kors Holdings Ltd. (1)	6,853	425,434
Michelin	366,355	54,236,251
Mohawk Industries, Inc. (1)	2,993	695,034
Morningstar, Inc.	64	6,113
Murphy USA, Inc. (1)	1,579	114,951
Newell Brands, Inc.	380,998	9,707,829
News Corp. - Class A	1,933,374	30,547,309
News Corp. - Class B	5,823	93,750
Nike, Inc.	1,194,496	79,362,314
Norwegian Cruise Line Holdings Ltd. (1)	640,597	33,932,423
Penske Automotive Group, Inc.	1,750	77,577
Pulte Group, Inc.	9,811	289,326
PVH Corp.	4,083	618,289
Ralph Lauren Corp.	2,894	323,549
Royal Caribbean Cruises Ltd.	277,623	32,687,332
Sally Beauty Holdings, Inc. (1)	3,699	60,849
SeaWorld Entertainment, Inc. (1)	365,700	5,423,331
Signet Jewelers Ltd.	2,898	111,631
Sirius XM Holdings, Inc.	3,157	19,700
Skechers USA, Inc. (1)	3,867	150,388
Starbucks Corp.	588,637	34,076,196
Tapestry, Inc.	12,218	642,789
Target Corp.	28,309	1,965,494
TEGNA, Inc.	10,197	116,144
Tempur Sealy International, Inc. (1)	1,374	62,228
The Madison Square Garden Co. (1)	870	213,846
The Michaels Companies, Inc. (1)	1,306	25,741
Tiffany & Co.	5,570	543,966
Time Warner, Inc.	40,298	3,811,385
TJX Companies, Inc.	808,779	65,964,015
Toll Brothers, Inc.	3,771	163,096
Tribune Media Co.	4,128	167,225
TripAdvisor, Inc. (1)	3,126	127,822
Twenty-First Century Fox, Inc. - Class A	1,126,014	41,313,454
Twenty-First Century Fox, Inc. - Class B	21,486	781,446
Under Armour, Inc. - Class A (1)	2,049	33,501
Under Armour, Inc. - Class C (1)	2,080	29,848
Urban Outfitters, Inc. (1)	4,156	153,606
VF Corp.	396,072	29,356,857
Viacom, Inc. - Class A	447	17,701
Viacom, Inc. - Class B	18,346	569,827
Walt Disney Co.	206,607	20,751,607
Whirlpool Corp.	3,284	502,813
Williams-Sonoma, Inc.	3,336	176,007
Yum China Holdings, Inc.	2,342	97,193
		794,196,434
Consumer Staples - 7.36%
Altria Group, Inc.	554,238	34,540,112
Archer-Daniels-Midland Co.	28,800	1,249,056
Brown Forman Corp. - Class A	78	4,160
Brown Forman Corp. - Class B	565	30,736
Bunge Ltd.	7,115	526,083
Campbell Soup Co.	3,008	130,276
Casey's General Stores, Inc.	1,868	205,050
Clorox Co.	986	131,246
Coca Cola Co.	1,255,282	54,516,897
Coca-Cola European Partners Plc	853,700	35,565,142
Colgate Palmolive Co.	658,391	47,193,467
Conagra Brands, Inc.	19,823	731,072
Costco Wholesale Corp.	283,038	53,332,850
Coty, Inc.	23,945	438,193
CVS Health Corp.	518,251	32,240,395
Diageo Plc - ADR	360,937	48,878,089
Edgewell Personal Care Co. (1)	2,754	134,450
Flowers Foods, Inc.	9,114	199,232
General Mills, Inc.	8,410	378,955
Hormel Foods Corp.	13,802	473,685
Ingredion, Inc.	3,772	486,286
Kellogg Co.	953	61,955
Kimberly-Clark Corp.	2,804	308,805
Kraft Heinz Co.	31,244	1,946,189
Kroger Co.	20,881	499,891
Lamb Weston Holdings, Inc.	5,819	338,782
Molson Coors Brewing Co.	8,861	667,499
Mondelez International, Inc.	74,759	3,119,693
Nu Skin Enterprises, Inc.	1,877	138,354
PepsiCo, Inc.	447,033	48,793,652
Philip Morris International, Inc.	376,963	37,470,122
Pilgrim's Pride Corp. (1)	237	5,833
Pinnacle Foods, Inc.	6,485	350,838
Post Holdings, Inc. (1)	3,311	250,841
Procter & Gamble Co.	357,402	28,334,831
Rite Aid Corp. (1)	30,112	50,588
Seaboard Corp.	14	59,710
The Hain Celestial Group, Inc. (1)	5,024	161,120
The Hershey Co.	699	69,173
The J. M. Smucker Co.	5,815	721,118
TreeHouse Foods, Inc. (1)	1,751	67,011
Tyson Foods, Inc.	14,472	1,059,206
US Foods Holding Corp. (1)	10,650	349,001
Walgreens Boots Alliance, Inc.	382,334	25,031,407
Walmart, Inc.	74,686	6,644,813
		467,885,864
Energy - 9.33%
Anadarko Petroleum Corp.	28,447	1,718,483
Andeavor	8,054	809,910
Antero Resources Corp. (1)	6,069	120,470
Apache Corp.	723,039	27,822,541
Baker Hughes a GE Co.	22,316	619,715
BP Plc - ADR	844,500	34,236,030
Cabot Oil & Gas Corp.	7,007	168,028
Centennial Resource Development, Inc. (1)	8,107	148,763
Cheniere Energy, Inc. (1)	3,594	192,099
Chesapeake Energy Corp. (1)	40,725	122,990
Chevron Corp.	396,628	45,231,457
Cimarex Energy Co.	263	24,591
CNX Resources Corp. (1)	10,963	169,159
Concho Resources, Inc. (1)	7,715	1,159,796
ConocoPhillips	645,109	38,248,513
CONSOL Energy, Inc. (1)	1,261	36,531
Continental Resources, Inc. (1)	2,461	145,076
Devon Energy Corp.	1,645,706	52,316,994
Diamondback Energy, Inc. (1)	4,050	512,406
Energen Corp. (1)	5,005	314,614
EOG Resources, Inc.	362,833	38,195,430
EQT Corp.	10,863	516,101
Extraction Oil & Gas, Inc. (1)	5,803	66,502
Exxon Mobil Corp.	611,208	45,602,229
Fairmount Santrol Holdings, Inc. (1)	1,581,000	6,719,250
Gulfport Energy Corp. (1)	6,982	67,376
Halliburton Co.	14,491	680,208
Helmerich & Payne, Inc.	5,756	383,119
Hess Corp.	1,726,312	87,385,913
HollyFrontier Corp.	9,290	453,909
Kinder Morgan, Inc.	98,211	1,479,058
Kosmos Energy Ltd. (1)	2,313,571	14,575,497
Marathon Oil Corp.	43,836	707,075
Marathon Petroleum Corp.	25,177	1,840,691
Murphy Oil Corp.	8,410	217,314
Nabors Industries Ltd.	14,869	103,934
National Oilwell Varco, Inc.	19,634	722,728
Noble Energy, Inc.	24,860	753,258
Occidental Petroleum Corp.	1,148,573	74,611,302
Oceaneering International, Inc.	5,093	94,424
Parsley Energy, Inc. (1)	4,119	119,410
Patterson-UTI Energy, Inc.	10,740	188,057
PBF Energy, Inc.	5,676	192,416
Phillips 66	379,749	36,425,524
Pioneer Natural Resources Co.	8,726	1,498,952
QEP Resources, Inc. (1)	12,004	117,519
Range Resources Corp.	11,780	171,281
RPC, Inc.	191	3,444
RSP Permian, Inc. (1)	3,366	157,798
Schlumberger Ltd.	661,433	42,847,630
SM Energy Co.	5,186	93,504
Southwestern Energy Co. (1)	30,241	130,944
Targa Resources Corp.	11,322	498,168
The Williams Companies, Inc.	37,104	922,405
Transocean Ltd. (1)	22,120	218,988
Valero Energy Corp.	22,728	2,108,477
Vermilion Energy, Inc.	843,215	27,218,980
Weatherford International Plc (1)	42,581	97,511
Whiting Petroleum Corp. (1)	4,352	147,272
World Fuel Services Corp.	3,033	74,460
WPX Energy, Inc. (1)	20,414	301,719
		592,827,943
Financials - 21.14%
Affiliated Managers Group, Inc.	2,860	542,199
Aflac, Inc.	39,380	1,723,269
AGNC Investment Corp.	20,680	391,266
Alleghany Corp.	61,716	37,920,779
Allstate Corp.	13,461	1,276,103
Ally Financial, Inc.	22,709	616,549
American Express Co.	897,771	83,744,079
American Financial Group, Inc.	3,804	426,885
American International Group, Inc.	641,679	34,920,171
American National Insurance Co.	340	39,766
Ameriprise Financial, Inc.	744	110,067
Annaly Capital Management, Inc.	59,779	623,495
Arch Capital Group Ltd. (1)	5,709	488,633
Arthur J. Gallagher & Co.	2,821	193,887
Aspen Insurance Holdings Ltd.	1,967	88,220
Associated Banc Corp.	8,724	216,791
Assurant, Inc.	2,149	196,440
Assured Guaranty Ltd.	6,286	227,553
Athene Holding Ltd. (1)	6,447	308,231
Axis Capital Holdings Ltd.	4,224	243,176
Bank of America Corp.	2,197,175	65,893,278
Bank of Hawaii Corp.	2,120	176,172
Bank of New York Mellon Corp.	449,186	23,146,555
Bank of the Ozarks, Inc.	3,144	151,761
BankUnited, Inc.	5,370	214,693
BB&T Corp.	41,036	2,135,513
Berkshire Hathaway, Inc. (1)	611,194	121,920,979
BGC Partners, Inc.	8,597	115,630
BlackRock, Inc.	76,037	41,190,764
BOK Financial Corp.	1,295	128,192
Brighthouse Financial, Inc. (1)	4,301	221,071
Brown & Brown, Inc.	11,912	303,041
Capital One Financial Corp.	281,528	26,976,013
Charles Schwab Corp.	12,789	667,842
Chimera Investment Corp.	9,169	159,632
Chubb Ltd.	695,573	95,133,519
Cincinnati Financial Corp.	7,853	583,164
CIT Group, Inc.	6,764	348,346
Citigroup, Inc.	1,678,970	113,330,475
Citizens Financial Group, Inc.	25,689	1,078,424
CME Group, Inc.	17,615	2,849,050
CNA Financial Corp.	1,338	66,030
Comerica, Inc.	8,901	853,873
Commerce Bancshares, Inc.	4,835	289,665
Credit Acceptance Corp. (1)	44	14,538
Cullen/Frost Bankers, Inc.	2,900	307,603
Discover Financial Services	18,967	1,364,296
E*TRADE Financial Corp. (1)	609,410	33,767,408
East West Bancorp, Inc.	7,197	450,100
Erie Indemnity Co.	318	37,410
Everest Re Group Ltd.	2,122	544,972
F.N.B. Corp.	16,562	222,759
Federated Investors, Inc.	2,890	96,526
Fifth Third Bancorp	35,856	1,138,428
First American Financial Corp.	5,544	325,322
First Hawaiian, Inc.	2,615	72,775
First Horizon National Corp.	15,014	282,714
First Republic Bank	1,522	140,952
FNF Group	483,964	19,368,239
Franklin Resources, Inc.	17,190	596,149
Hanover Insurance Group, Inc.	2,188	257,943
Harford Financial Services Group, Inc.	18,307	943,177
Huntington Bancshares, Inc.	55,866	843,577
Interactive Brokers Group, Inc.	3,574	240,316
Intercontinental Exchange, Inc.	15,536	1,126,671
Invesco Ltd.	17,487	559,759
JPMorgan Chase & Co.	592,568	65,164,703
KeyCorp	1,639,847	32,059,009
Lazard Ltd.	494	25,965
Legg Mason, Inc.	3,081	125,243
Leucadia National Corp.	12,732	289,398
Lincoln National Corp.	11,279	824,044
Loews Corp.	14,144	703,381
M&T Bank Corp.	7,349	1,354,862
Markel Corp. (1)	704	823,856
Marsh & McLennan Companies, Inc.	515,580	42,581,752
Mercury General Corp.	1,313	60,227
MetLife, Inc.	47,030	2,158,207
MFA Financial, Inc.	19,089	143,740
Morgan Stanley	66,220	3,573,231
Nasdaq OMX Group, Inc.	5,835	503,094
Navient Corp.	1,764,261	23,147,104
New Residential Investment Corp.	18,404	302,746
New York Community Bancorp, Inc.	2,386,701	31,098,714
Northern Trust Corp.	10,929	1,127,108
Oaktree Capital Group LLC	838,572	33,207,451
Old Republic International Corp.	11,717	251,330
OneMain Holdings, Inc. (1)	3,651	109,311
PacWest Bancorp	6,559	324,867
People's United Financial, Inc.	18,532	345,807
Pinnacle Financial Partners, Inc.	2,520	161,784
PNC Financial Services Group, Inc.	550,009	83,183,361
Popular, Inc.	5,345	222,459
Principal Financial Group, Inc.	13,761	838,183
ProAssurance Corp.	2,707	131,425
Prosperity Bancshares, Inc.	3,421	248,467
Prudential Financial, Inc.	22,038	2,282,035
Raymond James Financial, Inc.	4,941	441,775
Regions Financial Corp.	58,556	1,087,971
Reinsurance Group of America, Inc.	3,311	509,894
RenaissanceRe Holdings Ltd.	1,850	256,244
Santander Consumer USA Holdings, Inc.	7,618	124,173
Signature Bank (1)	1,094	155,293
SLM Corp. (1)	3,531,033	39,582,880
Starwood Property Trust, Inc.	13,149	275,472
State Street Corp.	294,368	29,357,321
SunTrust Banks, Inc.	24,408	1,660,720
SVB Financial Group (1)	668	160,327
Synchrony Financial	1,353,764	45,391,707
Synovus Financial Corp.	6,101	304,684
T. Rowe Price Group, Inc.	10,333	1,115,654
TCF Financial Corp.	8,187	186,745
TD Ameritrade Holding Corp.	1,664	98,559
TFS Financial Corp.	2,652	38,958
The Goldman Sachs Group, Inc.	176,685	44,499,884
Torchmark Corp.	5,873	494,330
Travelers Companies, Inc.	14,097	1,957,509
Two Harbors Investment Corp.	8,541	131,275
U.S. Bancorp	81,051	4,093,076
Unum Group	11,428	544,087
Validus Holdings Ltd.	4,003	270,002
Voya Financial, Inc.	8,845	446,673
W.R. Berkley Corp.	4,911	357,030
Webster Financial Corp.	4,723	261,654
Wells Fargo & Co.	1,624,741	85,152,676
Western Alliance Bancorp (1)	2,049	119,067
White Mountains Insurance Group Ltd.	182	149,699
Willis Towers Watson Plc	200,884	30,572,536
XL Group Ltd.	8,844	488,719
Zions Bancorp	10,440	550,501
		1,343,142,834
Healthcare - 13.01%
Abbott Laboratories	87,958	5,270,443
Acadia Healthcare Co., Inc. (1)	3,847	150,725
Aetna, Inc.	11,230	1,897,870
Agilent Technologies, Inc.	12,607	843,408
Agios Pharmaceuticals, Inc. (1)	128	10,468
Akorn, Inc. (1)	188	3,517
Alexion Pharmaceuticals, Inc. (1)	2,145	239,082
Allergan Plc	259,161	43,614,205
Alnylam Pharmaceuticals, Inc. (1)	569	67,768
Amgen, Inc.	208,554	35,554,286
Anthem, Inc.	196,264	43,119,201
Baxter International, Inc.	23,494	1,528,050
Biogen, Inc. (1)	621	170,042
Bio-Rad Laboratories, Inc. (1)	1,128	282,090
Bristol Myers Squibb Co.	43,523	2,752,830
Brookdale Senior Living, Inc. (1)	9,021	60,531
Bruker Corp.	3,180	95,145
Cardinal Health, Inc.	1,612,549	101,074,571
Centene Corp. (1)	7,670	819,693
Cigna Corp.	196,489	32,959,065
Danaher Corp.	364,371	35,675,565
DaVita, Inc. (1)	7,850	517,629
Dentsply Sirona, Inc.	11,704	588,828
Endo International Plc (1)	10,316	61,277
Envision Healthcare Corp. (1)	6,320	242,878
Express Scripts Holding Co. (1)	988,889	68,312,452
Gilead Sciences, Inc.	19,279	1,453,444
HCA Healthcare, Inc.	13,595	1,318,715
Hill-Rom Holdings, Inc.	154	13,398
Hologic, Inc. (1)	6,174	230,661
Humana, Inc.	407	109,414
Intrexon Corp. (1)	593	9,091
IQVIA Holdings, Inc. (1)	2,884	282,949
Johnson & Johnson	586,528	75,163,563
Laboratory Corp. of America Holdings (1)	5,271	852,584
LifePoint Health, Inc. (1)	1,542	72,474
Mallinckrodt Plc (1)	4,402	63,741
McKesson Corp.	231,210	32,570,553
MEDNAX, Inc. (1)	5,065	281,766
Medtronic Plc	1,475,468	118,362,043
Merck & Co., Inc.	1,135,813	61,867,734
Mylan (1)	27,705	1,140,615
OPKO Health, Inc. (1)	14,190	44,982
Patterson Companies, Inc.	3,692	82,073
PerkinElmer, Inc.	4,573	346,267
Perrigo Co. Plc	6,796	566,379
Pfizer, Inc.	1,189,610	42,219,259
Premier, Inc. (1)	1,928	60,366
QIAGEN NV (1)	7,713	249,207
Quest Diagnostics, Inc.	7,104	712,531
Sanofi - ADR	360,300	14,440,824
STERIS Plc	4,502	420,307
Teleflex, Inc.	1,944	495,681
Teva Pharmaceutical Industries Ltd. - ADR	767,300	13,113,157
The Cooper Companies, Inc.	542	124,015
Thermo Fisher Scientific, Inc.	11,384	2,350,341
United Therapeutics Corp. (1)	2,266	254,608
UnitedHealth Group, Inc.	372,373	79,687,822
Universal Health Services, Inc.	4,348	514,847
WellCare Health Plans, Inc. (1)	170	32,917
Zimmer Holdings, Inc.	10,487	1,143,502
		826,563,449
Industrials - 11.36%
Acuity Brands, Inc.	628	87,411
ADT, Inc.	1,892	15,004
AECOM (1)	8,278	294,945
AGCO Corp.	3,437	222,889
Air Lease Corp.	1,275,798	54,374,511
Alaska Air Group, Inc.	952	58,986
AMERCO	67,241	23,204,869
American Airlines Group, Inc.	12,567	652,981
AMETEK, Inc.	9,781	743,063
Arconic, Inc.	22,617	521,096
Canadian National Railway Co.	788,988	57,698,692
Carlisle Companies, Inc.	3,135	327,325
Caterpillar, Inc.	2,780	409,716
Clean Harbors, Inc. (1)	638	31,141
Colfax Corp. (1)	4,248	135,511
Copa Holdings SA	1,413	181,754
Crane Co.	2,575	238,806
CSX Corp.	4,660	259,609
Cummins, Inc.	5,554	900,248
Delta Air Lines, Inc.	34,026	1,864,965
Donaldson Co., Inc.	540	24,327
Dover Corp.	7,101	697,460
Dun & Bradstreet Corp.	1,153	134,901
Eaton Corp. Plc	22,872	1,827,702
Emerson Electric Co.	28,218	1,927,289
Expeditors International of Washington, Inc.	2,572	162,808
Flowserve Corp.	6,731	291,654
Fluor Corp.	7,535	431,153
Fortive Corp.	1,379	106,900
Fortune Brands Home & Security, Inc.	436	25,676
General Dynamics Corp.	261,119	57,681,187
General Electric Co.	2,416,386	32,572,883
Genesee & Wyoming, Inc. (1)	3,386	239,695
Harris Corp.	4,568	736,727
Hexcel Corp.	1,450	93,656
Honeywell International, Inc.	297,013	42,921,349
Hubbell, Inc.	926	112,768
Huntington Ingalls Industries, Inc.	342	88,154
IDEX Corp.	269	38,335
IHS Markit Ltd. (1)	8,528	411,391
Ingersoll-Rand Plc	6,388	546,238
ITT, Inc.	4,577	224,181
Jacobs Engineering Group, Inc.	541,788	32,046,760
JetBlue Airways Corp. (1)	16,886	343,124
Johnson Controls International Plc	805,009	28,368,505
Kansas City Southern	5,348	587,478
Kirby Corp. (1)	2,651	203,994
L3 Technologies, Inc.	4,005	833,040
Lennox International, Inc.	156	31,882
Lockheed Martin Corp.	141,315	47,754,578
Macquarie Infrastructure Corp.	4,506	166,407
ManpowerGroup, Inc.	3,440	395,944
Masco Corp.	5,697	230,387
MSC Industrial Direct Co., Inc.	1,303	119,498
Nielsen Holdings Plc	680,755	21,641,201
Norfolk Southern Corp.	14,797	2,009,137
Northrop Grumman Corp.	110,732	38,658,756
Old Dominion Freight Line, Inc.	1,136	166,958
Orbital ATK, Inc.	3,033	402,206
Oshkosh Corp.	4,000	309,080
Owens Corning	351,147	28,232,219
PACCAR, Inc.	17,717	1,172,334
Parker-Hannifin Corp.	867	148,283
Pentair Plc	8,601	585,986
Pitney Bowes, Inc.	10,812	117,743
Quanta Services, Inc. (1)	5,397	185,387
Raytheon Co.	9,520	2,054,606
Regal-Beloit Corp.	2,135	156,602
Republic Services, Inc.	11,691	774,295
Roper Technologies, Inc.	274	76,909
Ryder System, Inc.	2,712	197,406
Sensata Technologies Holding Plc (1)	4,303	223,024
Snap-on, Inc.	2,654	391,571
Spirit AeroSystems Holdings, Inc.	408,370	34,180,569
Spirit Airlines, Inc. (1)	3,472	131,172
Stanley Black & Decker, Inc.	208,257	31,904,972
Stericycle, Inc. (1)	4,429	259,229
Teledyne Technologies, Inc. (1)	1,797	336,345
Terex Corp.	3,737	139,801
Textron, Inc.	13,763	811,604
The Timken Co.	3,332	151,939
Trinity Industries, Inc.	8,091	264,009
Union Pacific Corp.	405,220	54,473,725
United Continental Holdings, Inc. (1)	13,890	964,938
United Parcel Service, Inc.	396,117	41,457,605
United Technologies Corp.	498,051	62,664,777
USG Corp. (1)	4,418	178,576
Valmont Industries, Inc.	1,141	166,928
W.W. Grainger, Inc.	126	35,566
Wabtec Corp.	3,006	244,688
Waste Management, Inc.	3,905	328,489
WESCO International, Inc. (1)	2,270	140,854
XPO Logistics, Inc. (1)	1,797	182,953
Xylem, Inc.	4,490	345,371
		721,469,366
Information Technology - 11.68%
Accenture Plc	302,646	46,456,161
Akamai Technologies, Inc. (1)	8,645	613,622
Alphabet, Inc. - Class C (1)	64,438	66,486,484
Amdocs Ltd.	7,311	487,790
Apple, Inc.	349,464	58,633,070
ARRIS International Plc (1)	9,129	242,558
Arrow Electronics, Inc. (1)	4,503	346,821
Autodesk, Inc. (1)	1,950	244,881
Automatic Data Processing, Inc.	208,807	23,695,418
Avnet, Inc.	6,207	259,204
Booz Allen Hamilton Holding Corp.	235	9,099
Broadcom Ltd.	133,341	31,421,807
CA, Inc.	16,258	551,146
Cisco Systems, Inc.	1,217,727	52,228,311
CommScope Holding Co., Inc. (1)	4,820	192,655
Conduent, Inc. (1)	9,780	182,299
CoreLogic, Inc. (1)	1,700	76,891
Corning, Inc.	41,768	1,164,492
Cypress Semiconductor Corp.	15,737	266,900
Dolby Laboratories, Inc.	2,962	188,265
DST Systems, Inc.	2,670	223,346
eBay, Inc. (1)	49,218	1,980,532
EchoStar Corp. (1)	2,432	128,337
Fidelity National Information Services, Inc.	7,314	704,338
FireEye, Inc. (1)	8,780	148,645
First Solar, Inc. (1)	4,189	297,335
FLIR Systems, Inc.	3,219	160,982
Guidewire Software, Inc. (1)	2,370	191,567
Hewlett Packard Enterprise Co.	2,004,950	35,166,823
HP, Inc.	85,585	1,876,023
Intel Corp.	245,203	12,770,172
International Business Machines Corp.	13,758	2,110,890
Jabil, Inc.	8,896	255,582
Juniper Networks, Inc.	19,167	466,333
Keysight Technologies, Inc. (1)	9,952	521,385
Leidos Holdings, Inc.	7,472	488,669
LogMeIn, Inc.	1,000	115,550
Marvell Technology Group Ltd.	20,911	439,131
Microchip Technology, Inc.	332,700	30,395,472
Micron Technology, Inc. (1)	13,785	718,750
Microsemi Corp. (1)	1,145	74,104
Microsoft Corp.	1,054,925	96,283,005
Motorola Solutions, Inc.	7,693	810,073
National Instruments Corp.	1,038	52,492
NetApp, Inc.	1,867	115,175
Nuance Communications, Inc. (1)	15,110	237,983
NXP Semiconductors NV (1)	7,560	884,520
ON Semiconductor Corp. (1)	961	23,506
Oracle Corp.	1,809,670	82,792,403
Qorvo, Inc. (1)	3,342	235,444
QUALCOMM, Inc.	636,872	35,289,078
Sabre Corp.	2,494	53,496
Samsung Electronic Co. Ltd.	21,950	51,285,654
SS&C Technologies Holdings, Inc.	633	33,954
Switch, Inc.	741	11,789
Synopsys, Inc. (1)	6,986	581,515
Teradata Corp. (1)	6,234	247,303
Teradyne, Inc.	548	25,049
Texas Instruments, Inc.	276,500	28,725,585
Trimble, Inc. (1)	2,513	90,166
Twitter, Inc. (1)	32,871	953,588
Versum Materials, Inc.	569,911	21,445,751
Visa, Inc.	393,769	47,102,648
Western Digital Corp.	13,151	1,213,443
WEX, Inc. (1)	422	66,094
Xerox Corp.	11,985	344,928
Xilinx, Inc.	710	51,290
Zillow Group, Inc. - Class A (1)	665	35,910
Zillow Group, Inc. - Class C (1)	1,718	92,428
Zynga, Inc. (1)	39,917	146,096
		742,212,206
Materials - 6.06%
Air Products & Chemicals, Inc.	218,044	34,675,537
Albemarle Corp.	4,554	422,338
Alcoa Corp. (1)	9,594	431,346
AptarGroup, Inc.	2,415	216,940
Ardagh Group SA	357	6,669
Ashland Global Holdings, Inc.	3,194	222,909
Avery Dennison Corp.	287	30,494
Ball Corp.	8,033	318,990
Bemis, Inc.	4,816	209,592
Cabot Corp.	3,137	174,794
Celanese Corp.	563,485	56,466,832
CF Industries Holdings, Inc.	12,514	472,153
Crown Holdings, Inc. (1)	1,919	97,389
Domtar Corp.	3,041	129,364
DowDuPont, Inc.	1,042,868	66,441,120
Eastman Chemical Co.	7,583	800,613
Ecolab, Inc.	289,568	39,691,086
Freeport-McMoRan, Inc. (1)	56,079	985,308
Graphic Packaging Holding Co.	4,721	72,467
Huntsman Corp.	5,048	147,654
International Paper Co.	1,920	102,586
Lyondellbasell Industries NV	802,435	84,801,331
Martin Marietta Materials, Inc.	308	63,848
NewMarket Corp.	13	5,222
Newmont Mining Corp.	27,759	1,084,544
Nucor Corp.	16,743	1,022,830
Nutrien Ltd.	1,096,210	51,806,885
Olin Corp.	8,502	258,376
Owens-Illinois, Inc. (1)	1,449	31,385
Platform Specialty Products Corp. (1)	6,261	60,293
PPG Industries, Inc.	837	93,409
Praxair, Inc.	277,941	40,106,886
Reliance Steel & Aluminum Co.	3,881	332,757
Royal Gold, Inc.	2,109	181,100
RPM International, Inc.	453	21,595
Scotts Miracle-Gro Co.	217	18,608
Sealed Air Corp.	4,834	206,847
Sonoco Products Co.	5,427	263,210
Southern Copper Corp.	361	19,559
Steel Dynamics, Inc.	10,242	452,901
Tahoe Resources, Inc.	15,909	74,613
The Mosaic Co.	18,435	447,602
United States Steel Corp.	8,991	316,393
Valvoline, Inc.	10,933	241,947
Vulcan Materials Co.	450	51,377
Westlake Chemical Corp.	857	95,256
WestRock Co.	12,965	831,964
		385,006,919
Real Estate - 2.45%
Alexandria Real Estate Equities, Inc.	5,163	644,807
American Campus Communities, Inc.	7,020	271,112
American Homes 4 Rent	12,370	248,390
American Tower Corp.	375,317	54,548,573
Apartment Investment & Management Co.	8,050	328,037
Apple Hospitality REIT, Inc.	10,825	190,195
AvalonBay Communities, Inc.	7,212	1,186,086
Boston Properties, Inc.	6,758	832,721
Brandywine Realty Trust	8,958	142,253
Brixmor Property Group, Inc.	15,841	241,575
Camden Property Trust	4,931	415,092
CBRE Group, Inc. (1)	8,385	395,940
Colony NorthStar, Inc.	27,925	156,938
Columbia Property Trust, Inc.	6,143	125,686
CoreCivic, Inc.	5,822	113,645
Corporate Office Properties Trust	5,133	132,585
CubeSmart	2,766	78,001
CyrusOne, Inc.	568	29,087
DCT Industrial Trust, Inc.	4,811	271,052
DDR Corp.	14,859	108,916
Digital Realty Trust, Inc.	2,498	263,239
Douglas Emmett, Inc.	1,459	53,633
Duke Realty Corp.	19,069	504,947
Empire State Realty Trust, Inc.	6,637	111,435
EPR Properties	3,149	174,455
Equity Commonwealth (1)	5,938	182,118
Equity Residential	18,245	1,124,257
Essex Property Trust, Inc.	3,373	811,814
Extra Space Storage, Inc.	905	79,061
Federal Realty Investment Trust	2,479	287,837
Forest City Realty Trust, Inc.	12,995	263,279
Gaming and Leisure Properties, Inc.	7,032	235,361
GGP, Inc.	31,947	653,636
HCP, Inc.	24,215	562,514
Healthcare Trust of America, Inc.	10,452	276,455
Highwoods Properties, Inc.	5,244	229,792
Hospitality Properties Trust	6,217	157,539
Host Hotels & Resorts, Inc.	37,674	702,243
Hudson Pacific Properties, Inc.	7,268	236,428
Invitation Homes, Inc.	15,113	345,030
Iron Mountain, Inc.	1,696	55,731
JBG SMITH Properties	4,158	140,166
Jones Lang LaSalle, Inc.	2,456	428,916
Kilroy Realty Corp.	4,975	353,026
Kimco Realty Corp.	21,986	316,598
Lamar Advertising Co.	361	22,981
Liberty Property Trust	7,586	301,392
Life Storage, Inc.	2,245	187,502
Medical Properties Trust, Inc.	18,666	242,658
Mid-America Apartment Communities, Inc.	5,792	528,462
National Retail Properties, Inc.	8,397	329,666
Omega Healthcare Investors, Inc.	10,033	271,292
Outfront Media, Inc.	5,651	105,900
Paramount Group, Inc.	10,612	151,115
Park Hotels & Resorts, Inc.	9,123	246,503
Piedmont Office Realty Trust, Inc.	7,315	128,671
Prologis, Inc.	27,217	1,714,399
Public Storage	218,363	43,757,762
Rayonier, Inc.	6,483	228,072
Realogy Holdings Corp.	6,841	186,622
Realty Income Corp.	14,546	752,465
Regency Centers Corp.	7,712	454,854
Retail Properties of America, Inc.	11,176	130,312
Senior Housing Properties Trust	8,216	128,663
Simon Property Group, Inc.	189,920	29,314,152
SL Green Realty Corp.	4,666	451,809
Spirit Realty Capital, Inc.	23,503	182,383
STORE Capital Corp.	8,847	219,583
Sun Communities, Inc.	3,957	361,551
Tanger Factory Outlet Centers, Inc.	4,094	90,068
Taubman Centers, Inc.	1,507	85,763
The Howard Hughes Corp. (1)	1,921	267,269
The Macerich Co.	6,932	388,331
UDR, Inc.	14,192	505,519
Uniti Group, Inc.	8,075	131,219
Ventas, Inc.	18,628	922,645
VEREIT, Inc.	50,397	350,763
VICI Properties, Inc.	11,472	210,167
Vornado Realty Trust	8,793	591,769
W.P. Carey, Inc.	5,442	337,350
Weingarten Realty Investors	6,227	174,854
Welltower, Inc.	19,258	1,048,213
Weyerhaeuser Co.	38,529	1,348,515
		155,861,415
Telecommunication Services - 0.75%
AT&T, Inc.	320,036	11,409,283
CenturyLink, Inc.	49,662	815,947
Sprint Corp. (1)	30,748	150,050
Telephone & Data Systems, Inc.	5,020	140,711
T-Mobile US, Inc. (1)	6,222	379,791
United States Cellular Corp. (1)	508	20,416
Verizon Communications, Inc.	723,228	34,584,763
		47,500,961
Utilities - 0.58%
AES Corp.	34,087	387,569
Alliant Energy Corp.	11,939	487,828
Ameren Corp.	12,594	713,198
American Electric Power Co., Inc.	25,546	1,752,200
American Water Works Co., Inc.	9,210	756,417
Aqua America, Inc.	9,229	314,340
Atmos Energy Corp.	5,675	478,062
Avangrid, Inc.	2,922	149,373
CenterPoint Energy, Inc.	22,661	620,911
CMS Energy Corp.	14,804	670,473
Consolidated Edison, Inc.	16,052	1,251,093
Dominion Energy, Inc.	33,352	2,248,925
DTE Energy Co.	9,336	974,678
Duke Energy Corp.	36,438	2,822,852
Edison International	16,400	1,044,024
Entergy Corp.	9,327	734,781
Eversource Energy	16,377	964,933
Exelon Corp.	49,890	1,946,209
FirstEnergy Corp.	22,928	779,781
Great Plains Energy, Inc.	11,117	353,410
Hawaiian Electric Industries, Inc.	5,340	183,589
MDU Resources Group, Inc.	10,078	283,797
National Fuel Gas Co.	4,146	213,312
NextEra Energy, Inc.	24,324	3,972,839
NiSource, Inc.	17,376	415,460
NRG Energy, Inc.	12,162	371,306
OGE Energy Corp.	10,291	337,236
PG&E Corp.	26,587	1,167,967
Pinnacle West Capital Corp.	5,792	462,202
PPL Corp.	36,079	1,020,675
Public Service Enterprise Group, Inc.	26,110	1,311,766
SCANA Corp.	6,942	260,672
Sempra Energy	12,970	1,442,523
The Southern Co.	51,793	2,313,075
UGI Corp.	9,411	418,037
Vectren Corp.	4,325	276,454
Vistra Energy Corp. (1)	12,447	259,271
WEC Energy Group, Inc.	16,478	1,033,171
Westar Energy, Inc.	7,314	384,643
Xcel Energy, Inc.	26,233	1,193,077
		36,772,129
Total Common Stocks (Cost $5,463,816,005)		$6,113,439,520

SHORT-TERM INVESTMENTS - 3.71%
Money Market Funds - 3.71%
Goldman Sachs Financial Square Government Fund - Class I, 1.61% (2)	118,114,070	$118,114,070
JPMorgan U.S. Government Money Market Fund - Class I, 1.56% (2)	117,909,898	117,909,898
Total Short-Term Investments (Cost $236,023,968)		$236,023,968
TOTAL INVESTMENTS IN SECURITIES - 99.93%
(Cost $5,699,839,973)		$6,349,463,488
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.07%		4,507,219
TOTAL NET ASSETS - 100.00%		$6,353,970,707

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Small/Mid Cap Growth Fund
Schedule of Investments
March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.30%
Consumer Discretionary - 11.24%
1-800-Flowers.com, Inc. (1)	2,456	$28,981
Aaron's, Inc.	80,443	3,748,644
Advance Auto Parts, Inc.	235,604	27,930,854
AMC Networks, Inc. (1)	2,490	128,733
American Outdoor Brands Corp. (1)	15,013	154,934
America's Car-Mart, Inc. (1)	652	32,893
Aptiv Plc	207,813	17,657,871
Aramark	5,146	203,576
Asbury Automotive Group, Inc. (1)	5,353	361,327
At Home Group, Inc. (1)	2,440	78,178
AutoZone, Inc. (1)	1,180	765,454
Big Lots, Inc.	12,388	539,250
BJ's Restaurants, Inc.	5,805	260,645
Bloomin Brands, Inc.	25,869	628,099
Bluegreen Vacations Corp.	1,047	22,165
Bojangles, Inc. (1)	4,775	66,134
Borgwarner, Inc.	1,094	54,952
Boyd Gaming Corp.	21,332	679,638
Bridgepoint Education, Inc. (1)	6,821	45,974
Bright Horizons Family Solutions, Inc. (1)	98,385	9,810,952
Brinker International, Inc.	10,177	367,390
Brunswick Corp.	3,569	211,963
Burlington Stores, Inc. (1)	38,863	5,174,608
Cable One, Inc.	233	160,097
Caesars Entertainment Corp. (1)	2,178	24,503
Cambium Learning Group, Inc. (1)	1,012	11,334
Camping World Holdings, Inc.	9,188	296,313
Capella Education Company	3,032	264,845
CarMax, Inc. (1)	9,024	558,947
Carriage Services, Inc.	1,592	44,035
Carter's, Inc.	2,340	243,594
Carvana Co. (1)	313	7,177
Cavco Industries, Inc. (1)	2,430	422,213
Century Communities, Inc. (1)	382	11,441
Cheesecake Factory, Inc.	12,225	589,490
Chegg, Inc. (1)	27,543	569,038
Children's Place, Inc.	4,922	665,701
Chipotle Mexican Grill, Inc. (1)	1,234	398,718
Choice Hotels International, Inc.	1,675	134,251
Churchill Downs, Inc.	3,839	936,908
Chuy's Holdings, Inc. (1)	85,937	2,251,549
Collectors Universe, Inc.	1,978	31,074
Columbia Sportswear Co.	2,921	223,252
Cooper-Standard Holdings, Inc. (1)	1,020	125,266
Core Mark Holding Company, Inc.	12,886	273,956
Cracker Barrel Old Country Store, Inc.	5,460	869,232
Crocs, Inc. (1)	14,300	232,375
Culp, Inc.	2,964	90,550
D. R. Horton, Inc.	9,426	413,236
Dana, Inc.	20,354	524,319
Darden Restaurants, Inc.	6,254	533,154
Dave & Buster's Entertainment, Inc. (1)	11,687	487,815
Deckers Outdoor Corp. (1)	537	48,346
Delphi Technologies Plc	67,818	3,231,528
Denny's Corp. (1)	13,879	214,153
Dick's Sporting Goods, Inc.	3,132	109,777
Dine Brands Global, Inc.	2,976	195,166
Discovery Communications, Inc. - Class C (1)	2,461	48,039
Dollar General Corp.	5,190	485,525
Dollar Tree, Inc. (1)	10,960	1,040,104
Domino's Pizza, Inc.	11,038	2,578,035
Dorman Products, Inc. (1)	7,780	515,114
Drive Shack, Inc. (1)	8,095	38,694
Duluth Holdings, Inc. (1)	2,650	49,635
Dunkin' Brands Group, Inc.	4,517	269,620
Eldorado Resorts, Inc. (1)	13,371	441,243
Emerald Expositions Events, Inc.	371	7,227
Empire Resorts, Inc. (1)	435	7,500
Entercom Communications Corp.	28,647	276,444
Entravision Communications Corp.	19,522	91,753
Eros International Plc (1)	4,416	48,134
Expedia Group, Inc.	160,540	17,725,221
Extended Stay America, Inc.	5,482	108,379
Fiesta Restaurant Group, Inc. (1)	382	7,067
Five Below, Inc. (1)	15,430	1,131,636
Floor & Decor Holdings, Inc. (1)	1,458	75,991
Foot Locker, Inc.	436	19,855
Fox Factory Holding Corp. (1)	10,120	353,188
Francesca's Holdings Corp. (1)	10,105	48,504
Fred's, Inc.	331	990
Funko, Inc. (1)	1,237	10,156
Gap, Inc.	538	16,786
GCI Liberty, Inc. (1)	771	40,755
Gentex Corp.	8,957	206,190
Gentherm, Inc. (1)	91,031	3,090,502
Genuine Parts Co.	2,722	244,544
Global Eagle Entertainment, Inc. (1)	621	913
Golden Entertainment, Inc. (1)	1,066	24,763
GoPro, Inc. (1)	31,669	151,695
Grand Canyon Education, Inc. (1)	13,373	1,403,095
Gray Television, Inc. (1)	15,117	191,986
Groupon, Inc. (1)	96,671	419,552
H&R Block, Inc.	1,679	42,663
Hanesbrands, Inc.	17,932	330,307
Harley-Davidson, Inc.	6,170	264,570
Hasbro, Inc.	4,314	363,670
Helen of Troy Ltd. (1)	63,716	5,543,292
Hemisphere Media Group, Inc. (1)	385	4,331
Hilton Grand Vacations, Inc. (1)	4,571	196,644
Hilton Worldwide Holdings, Inc.	9,413	741,368
Hooker Furniture Corp.	3,351	122,982
Horizon Global Corp. (1)	6,745	55,579
Houghton Mifflin Harcourt Co. (1)	20,099	139,688
Hovnanian Enterprises, Inc. (1)	7,071	12,940
Hudson Ltd. (1)	5,932	94,378
ILG, Inc.	2,648	82,379
IMAX Corp. (1)	190,353	3,654,778
Inspired Entertainment, Inc. (1)	2,864	15,752
Installed Building Products, Inc. (1)	6,149	369,247
Interpublic Group of Companies, Inc.	16,451	378,867
iRobot Corp. (1)	7,615	488,807
J. Jill, Inc. (1)	4,217	18,639
Jack in the Box, Inc.	6,712	572,735
John Wiley & Sons, Inc.	382,244	24,348,943
KB Home	5,456	155,223
L Brands, Inc.	1,862	71,147
La Quinta Holdings, Inc. (1)	4,596	86,910
La-Z-Boy, Inc.	5,976	178,981
LCI Industries	6,954	724,259
Lear Corp.	2,766	514,725
Leggett & Platt, Inc.	5,318	235,906
LGI Homes, Inc. (1)	3,175	224,060
Liberty Braves Group - Class A (1)	2,664	60,553
Liberty Braves Group - Class C (1)	9,582	218,661
Liberty Expedia Holdings, Inc. (1)	467	18,344
Liberty Interactive Corp. (1)	13,776	346,742
Liberty Tax, Inc.	328	3,313
Lindblad Expeditions Holdings, Inc. (1)	5,324	54,677
Lions Gate Entertainment Corp. - Class A	1,745	45,060
Lions Gate Entertainment Corp. - Class B	3,367	81,065
Lithia Motors, Inc.	6,756	679,113
Live Nation Entertainment, Inc. (1)	526,166	22,172,635
LKQ Corp. (1)	80,281	3,046,664
Loral Space and Communications, Inc. (1)	3,928	163,601
Lululemon Athletica, Inc. (1)	48,347	4,308,685
Lumber Liquidators Holdings, Inc. (1)	7,944	190,020
M.D.C. Holdings, Inc.	5,214	145,575
M/I Homes, Inc. (1)	1,526	48,603
Malibu Boats, Inc. (1)	5,914	196,404
Marcus Corp.	4,517	137,091
Marine Products Corp.	2,175	30,472
MarineMax, Inc. (1)	3,596	69,942
Marriott International, Inc.	195,202	26,543,568
Marriott Vacations Worldwide Corp.	5,440	724,608
Mattel, Inc.	3,308	43,500
MCBC Holdings, Inc. (1)	5,142	129,578
MDC Partners, Inc. (1)	4,839	34,841
Meritage Homes Corp. (1)	668	30,227
MGM Resorts International	1,856	64,997
Michael Kors Holdings Ltd. (1)	499	30,978
Mohawk Industries, Inc. (1)	202	46,908
Monro, Inc.	9,018	483,365
Morningstar, Inc.	74,873	7,151,869
Nathan's Famous, Inc.	732	54,095
National Vision Holdings, Inc. (1)	2,546	82,261
Nautilus, Inc. (1)	8,235	110,761
New York Times Co.	29,099	701,286
Nexstar Media Group, Inc.	12,533	833,445
Noodles & Co. (1)	4,026	30,396
Nordstrom, Inc.	5,867	284,021
Nutrisystem, Inc.	8,573	231,042
NVR, Inc. (1)	163	456,400
Ollie's Bargain Outlet Holdings, Inc. (1)	211,900	12,777,570
Omnicom Group, Inc.	11,613	843,917
O'Reilly Automotive, Inc. (1)	4,196	1,038,006
Overstock.com, Inc. (1)	2,455	88,994
Oxford Industries, Inc.	1,821	135,774
Papa John's International, Inc.	7,364	421,957
Party City Holdings, Inc. (1)	715	11,154
Penn National Gaming, Inc. (1)	2,781	73,029
PetMed Express, Inc.	5,553	231,838
PICO Holdings, Inc.	369	4,225
Pinnacle Entertainment, Inc. (1)	10,663	321,489
Planet Fitness, Inc. (1)	24,638	930,577
PlayAGS, Inc. (1)	2,171	50,497
Polaris Industries, Inc.	2,962	339,208
Pool Corp.	75,760	11,077,627
Potbelly Corp. (1)	1,530	18,437
Pulte Group, Inc.	3,688	108,759
RCI Hospitality Holdings, Inc.	223	6,331
Reading International, Inc. (1)	954	15,884
Red Robin Gourmet Burgers, Inc. (1)	3,512	203,696
Red Rock Resorts, Inc.	19,899	582,643
RH (1)	5,737	546,621
Ross Stores, Inc.	402,027	31,350,065
Ruth's Hospitality Group, Inc.	8,498	207,776
Sally Beauty Holdings, Inc. (1)	678,474	11,160,897
Scientific Games Corp. (1)	15,201	632,362
Sears Holdings Corp. (1)	369	985
SeaWorld Entertainment, Inc. (1)	19,646	291,350
Service Corp. International	8,898	335,811
ServiceMaster Global Holdings, Inc. (1)	6,743	342,882
Shake Shack, Inc. (1)	6,461	268,971
Shiloh Industries, Inc. (1)	2,709	23,568
Shutterfly, Inc. (1)	9,292	754,975
Sinclair Broadcast Group, Inc.	20,371	637,612
Sirius XM Holdings, Inc.	67,259	419,696
Six Flags Entertainment Corp.	3,309	206,018
Skechers USA, Inc. (1)	2,852	110,914
Sleep Number Corp. (1)	11,136	391,430
Sonic Corp.	6,201	156,451
Sotheby's (1)	10,908	559,689
Sportsman's Warehouse Holdings, Inc. (1)	9,815	40,045
Standard Motor Products, Inc.	3,804	180,956
Steven Madden Ltd.	80,976	3,554,846
Strayer Education, Inc.	3,075	310,729
Sturm, Ruger & Company, Inc.	4,838	253,995
Superior Uniform Group, Inc.	2,526	66,358
Systemax, Inc.	2,470	70,519
Tailored Brands, Inc.	4,260	106,756
Tapestry, Inc.	2,395	126,001
Taylor Morrison Home Corp. (1)	31,752	739,187
Tempur Sealy International, Inc. (1)	909	41,169
Tenneco, Inc.	14,518	796,603
Texas Roadhouse, Inc.	110,873	6,406,242
The Habit Restaurants, Inc. (1)	5,455	48,004
The Madison Square Garden Co. (1)	79	19,418
The Michaels Companies, Inc. (1)	4,342	85,581
Thor Industries, Inc.	2,483	285,967
Tile Shop Holdings, Inc.	10,949	65,694
Toll Brothers, Inc.	3,335	144,239
TopBuild Corp. (1)	6,155	470,981
Tractor Supply Co.	234,312	14,766,342
Travelport Worldwide Ltd.	7,114	116,243
TRI Pointe Group, Inc. (1)	2,470	40,582
TripAdvisor, Inc. (1)	2,565	104,883
tronc, Inc. (1)	3,410	55,992
Tupperware Brands Corp.	2,536	122,692
Ulta Beauty, Inc. (1)	93,391	19,076,980
Under Armour, Inc. - Class A (1)	6,835	111,752
Under Armour, Inc. - Class C (1)	6,718	96,403
Universal Electronics, Inc. (1)	4,069	211,791
Vail Resorts, Inc.	2,008	445,174
VF Corp.	12,125	898,705
Visteon Corp. (1)	1,575	173,628
Wayfair, Inc. (1)	1,943	131,211
Weight Watchers International, Inc. (1)	7,473	476,180
Wendy's Co.	9,050	158,828
Whirlpool Corp.	266	40,727
WideOpenWest, Inc. (1)	1,898	13,571
William Lyon Homes (1)	1,735	47,695
Williams-Sonoma, Inc.	805	42,472
Wingstop, Inc.	94,920	4,483,072
Winmark Corp.	593	77,564
Winnebago Industries, Inc.	7,961	299,334
Wolverine World Wide, Inc.	26,783	774,029
World Wrestling Entertainment, Inc.	12,022	432,912
Wyndham Worldwide Corp.	4,976	569,404
Wynn Resorts Ltd.	4,011	731,446
Yum China Holdings, Inc.	16,007	664,291
ZAGG, Inc. (1)	5,336	65,099
Zoe's Kitchen, Inc. (1)	1,264	18,252
		362,174,768
Consumer Staples - 6.40%
B&G Foods, Inc.	18,866	447,124
Blue Buffalo Pet Products, Inc. (1)	706,551	28,127,795
Boston Beer, Inc. (1)	2,363	446,725
Brown Forman Corp. - Class A	2,513	134,018
Brown Forman Corp. - Class B	11,119	604,874
Calavo Growers, Inc.	98,799	9,109,268
Campbell Soup Co.	236,823	10,256,804
Casey's General Stores, Inc.	178,583	19,603,056
Castle Brands, Inc. (1)	24,660	30,578
Central Garden & Pet Co. (1)	325	13,975
Central Garden & Pet Co. - Class A (1)	1,191	47,175
Church & Dwight Co., Inc.	12,489	628,946
Clorox Co.	5,521	734,900
Coca-Cola Bottling Co. Consolidated	1,367	236,040
Craft Brew Alliance, Inc. (1)	3,435	63,891
Dean Foods Co.	1,268	10,930
Dr Pepper Snapple Group, Inc.	8,989	1,064,118
elf Beauty, Inc. (1)	5,854	113,392
Energizer Holdings, Inc.	2,939	175,106
Flowers Foods, Inc.	1,058,000	23,127,880
Freshpet, Inc. (1)	7,352	120,940
Herbalife Ltd. (1)	3,185	310,442
Hormel Foods Corp.	741,200	25,437,984
Hostess Brands, Inc. (1)	1,140	16,861
HRG Group, Inc. (1)	32,276	532,231
Inter Parfums, Inc.	2,208	104,107
J & J Snack Foods Corp.	4,296	586,662
John B. Sanfilippo & Son, Inc.	2,534	146,643
Kellogg Co.	11,316	735,653
Lamb Weston Holdings, Inc.	1,726	100,488
Lancaster Colony Corp.	5,329	656,213
Landec Corp. (1)	1,765	23,033
Lifeway Foods, Inc. (1)	1,207	7,230
Limoneira Co.	1,025	24,323
McCormick & Co., Inc.	150,068	15,965,734
Medifast, Inc.	3,022	282,406
MGP Ingredients, Inc.	34,472	3,088,346
Molson Coors Brewing Co.	265,000	19,962,450
Monster Beverage Corp. (1)	71,808	4,108,136
National Beverage Corp.	3,364	299,463
Natural Health Trends Corp.	1,925	36,594
Nu Skin Enterprises, Inc.	729	53,735
Performance Food Group Co. (1)	29,030	866,545
Pilgrim's Pride Corp. (1)	2,332	57,391
PriceSmart, Inc.	6,347	530,292
Primo Water Corp. (1)	6,838	80,073
Revlon, Inc. (1)	983	20,250
Rite Aid Corp. (1)	24,647	41,407
Spectrum Brands Holdings, Inc.	1,221	126,618
Sprouts Farmers Market, Inc. (1)	6,585	154,550
The Chefs' Warehouse, Inc. (1)	5,612	129,076
The Hershey Co.	6,182	611,771
The J. M. Smucker Co.	139,000	17,237,390
Tootsie Roll Industries, Inc.	3,404	100,252
TreeHouse Foods, Inc. (1)	297,782	11,396,117
Turning Point Brands, Inc.	1,290	25,078
USANA Health Sciences, Inc. (1)	3,234	277,801
Vector Group Ltd.	12,986	264,785
WD-40 Co.	50,197	6,610,945
		206,106,610
Energy - 1.74%
Abraxas Petroleum Corp. (1)	38,348	85,133
Antero Resources Corp. (1)	5,786	114,852
Apache Corp.	940	36,171
Ardmore Shipping Corp. (1)	4,857	36,913
Bonanza Creek Energy, Inc. (1)	424	11,749
Cabot Oil & Gas Corp.	112,967	2,708,949
Cactus, Inc. (1)	1,270	34,201
Carrizo Oil & Gas, Inc. (1)	89,758	1,436,128
Cheniere Energy, Inc. (1)	6,777	362,231
Chesapeake Energy Corp. (1)	2,633	7,952
Cimarex Energy Co.	4,366	408,221
Continental Resources, Inc. (1)	1,956	115,306
Core Laboratories NV	195,951	21,205,817
CVR Energy, Inc.	234	7,071
Devon Energy Corp.	1,983	63,040
Diamondback Energy, Inc. (1)	1,126	142,462
Energy XXI Gulf Coast, Inc. (1)	1,287	4,942
EQT Corp.	1,659	78,819
Evolution Petroleum Corp.	6,821	54,909
Fairmount Santrol Holdings, Inc. (1)	39,714	168,784
Forum Energy Technologies, Inc. (1)	165,173	1,816,903
FTS International, Inc. (1)	1,255	23,079
Gastar Exploration, Inc. (1)	24,987	17,059
Gulfport Energy Corp. (1)	691	6,668
Isramco, Inc. (1)	203	21,071
Jagged Peak Energy, Inc. (1)	16,583	234,318
Keane Group, Inc. (1)	14,433	213,608
Laredo Petroleum, Inc. (1)	7,909	68,887
Liberty Oilfield Services, Inc. (1)	907	15,319
Lilis Energy, Inc. (1)	11,561	45,897
Matador Resources Co. (1)	28,074	839,693
NCS Multistage Holdings, Inc. (1)	2,637	39,555
Newfield Exploration Co. (1)	9,903	241,831
Nine Energy Service, Inc. (1)	502	12,224
ONEOK, Inc.	19,319	1,099,637
Panhandle Oil and Gas, Inc.	2,385	46,031
Par Petroleum Corp. (1)	3,345	57,434
Parsley Energy, Inc. (1)	296,711	8,601,652
Penn Virginia Corp. (1)	3,699	129,613
ProPetro Holding Corp. (1)	11,031	175,283
Range Resources Corp.	35,665	518,569
Ranger Energy Services, Inc. (1)	578	4,705
Resolute Energy Corp. (1)	339	11,746
RigNet, Inc. (1)	3,514	47,790
Ring Energy, Inc. (1)	13,409	192,419
RPC, Inc.	52,418	945,097
RSP Permian, Inc. (1)	156,805	7,351,018
Sanchez Energy Corp. (1)	13,898	43,501
Select Energy Services, Inc. (1)	7,402	93,413
SilverBow Resources, Inc. (1)	396	11,524
Smart Sand, Inc. (1)	5,333	31,038
Solaris Oilfield Infrastructure, Inc. (1)	5,167	85,566
SRC Energy, Inc. (1)	538,800	5,080,884
Tellurian, Inc. (1)	16,993	122,520
The Williams Companies, Inc.	6,100	151,646
Ultra Petroleum Corp. (1)	4,702	19,607
Uranium Energy Corp. (1)	35,107	45,990
US Silica Holdings, Inc.	14,291	364,706
W&T Offshore, Inc. (1)	2,397	10,619
Westmoreland Coal Co. (1)	1,060	435
		55,922,205
Financials - 9.77%
Access National Corp.	247	7,047
Affiliated Managers Group, Inc.	128,940	24,444,445
Allegiance Bancshares, Inc. (1)	2,596	101,633
Ameriprise Financial, Inc.	6,683	988,683
Ameris Bancorp	8,206	434,097
Arch Capital Group Ltd. (1)	791	67,702
Argo Group International Holdings Ltd.	164,736	9,455,846
Arthur J. Gallagher & Co.	310,188	21,319,221
Artisan Partners Asset Management, Inc.	12,985	432,400
Aspen Insurance Holdings Ltd.	911	40,858
Assurant, Inc.	529	48,356
Atlantic Capital Bancshares, Inc. (1)	1,206	21,829
Atlas Financial Holdings, Inc. (1)	1,492	15,442
Bank of NT Butterfield & Son Ltd.	10,917	489,955
Bank of the Ozarks, Inc.	2,787	134,528
Bankwell Financial Group, Inc.	275	8,877
Bear State Financial, Inc.	521	5,340
BGC Partners, Inc.	3,098	41,668
Blue Hills Bancorp, Inc.	3,120	65,052
Bofi Holding, Inc. (1)	7,216	292,464
BrightSphere Investment Group Plc	21,844	344,261
Bryn Mawr Bank Corp.	67,331	2,959,197
BSB Bancorp, Inc. (1)	552	16,891
Byline Bancorp, Inc. (1)	860	19,720
Camden National Corp.	54,002	2,403,089
Capstar Financial Holdings, Inc. (1)	619	11,656
Carolina Financial Corp.	4,080	160,262
CBOE Holdings, Inc.	5,588	637,591
Central Pacific Financial Corp.	204,754	5,827,299
Charter Financial Corp.	651	13,274
Chemical Financial Corp.	122,144	6,678,834
CoBiz Financial, Inc.	974	19,090
Cohen & Steers, Inc.	6,334	257,540
Columbia Banking System, Inc.	233,504	9,795,493
Commerce Bancshares, Inc.	212,000	12,700,920
Community Bank System, Inc.	132,631	7,103,716
ConnectOne Bancorp, Inc.	2,217	63,850
Cowen, Inc. (1)	394	5,201
Crawford & Co.	2,811	23,106
Credit Acceptance Corp. (1)	501	165,535
Cullen/Frost Bankers, Inc.	156,000	16,546,920
Curo Group Holdings Corp. (1)	564	9,701
Diamond Hill Investment Group, Inc.	901	186,111
Donnelley Financial Solutions, Inc. (1)	8,822	151,474
Eagle Bancorp, Inc. (1)	7,246	433,673
East West Bancorp, Inc.	409	25,579
Eaton Vance Corp.	5,717	318,265
eHealth, Inc. (1)	3,767	53,906
Elevate Credit, Inc. (1)	398	2,818
Enova International, Inc. (1)	3,149	69,435
Equity Bancshares, Inc. (1)	996	39,003
Erie Indemnity Co.	914	107,523
Essent Group Ltd. (1)	23,397	995,776
Evercore Partners, Inc.	102,222	8,913,758
Everest Re Group Ltd.	78,500	20,160,370
FB Financial Corp. (1)	1,779	72,210
Federated Investors, Inc.	1,136	37,942
Financial Engines, Inc.	16,650	582,750
First Connecticut Bancorp, Inc.	877	22,451
First Financial Bankshares, Inc.	11,862	549,211
First Financial Northwest, Inc.	301	5,042
First Foundation, Inc. (1)	2,583	47,889
First of Long Island Corp.	1,127	30,936
First Republic Bank	168,755	15,628,401
FirstCash, Inc.	30,184	2,452,450
Franklin Financial Network, Inc. (1)	885	28,851
GAMCO Investors, Inc.	355	8,815
Glacier Bancorp, Inc.	3,818	146,535
Great Western Bancorp, Inc.	182,486	7,348,711
Green Bancorp, Inc. (1)	1,607	35,756
Green Dot Corp. (1)	51,190	3,284,350
Greene County Bancorp, Inc.	646	23,708
Guaranty Bancorp	1,181	33,481
Guaranty Bancshares, Inc.	2,396	79,811
Hamilton Lane, Inc.	2,817	104,877
HarborOne Bancorp, Inc. (1)	1,571	27,744
HCI Group, Inc.	1,187	45,296
Health Insurance Innovations, Inc. (1)	3,252	93,983
Heritage Commerce Corp.	793	13,069
Heritage Insurance Holdings, Inc.	823	12,477
Hilltop Holdings, Inc.	60,711	1,424,280
Hingham Institution for Savings	175	36,050
Home Bancshares, Inc.	36,253	826,931
Houlihan Lokey, Inc.	7,663	341,770
Howard Bancorp, Inc. (1)	435	8,613
Infinity Property & Casualty Corp.	386	45,702
Invesco Ltd.	3,028	96,926
Investar Holding Corp.	661	17,087
Investment Technology Group, Inc.	1,446	28,544
Investors Title Co.	311	62,169
James River Group Holdings Ltd.	173,558	6,156,102
Kinsale Capital Group, Inc.	4,150	213,019
Ladenburg Thalmann Financial Services, Inc.	3,449	11,278
Lakeland Financial Corp.	1,088	50,298
Lazard Ltd.	224,929	11,822,268
LegacyTexas Financial Group, Inc.	5,678	243,132
Legg Mason, Inc.	929	37,764
LendingClub Corp. (1)	85,536	299,376
LendingTree, Inc. (1)	1,817	596,249
Leucadia National Corp.	3,916	89,011
Live Oak Bancshares, Inc.	7,096	197,269
LPL Financial Holdings, Inc.	4,440	271,151
Maiden Holdings Ltd.	1,653	10,745
MarketAxess Holdings, Inc.	23,969	5,211,819
Marlin Business Services Corp.	728	20,639
MB Financial, Inc.	1,895	76,710
Medley Management, Inc.	747	4,258
Meridian Bancorp, Inc.	2,061	41,529
Meta Financial Group, Inc.	229	25,007
Metropolitan Bank Holding Corp. (1)	216	9,096
Midland States Bancorp, Inc.	266	8,395
MidSouth Bancorp, Inc.	221	2,796
Moelis & Co.	8,917	453,429
Moody's Corp.	8,352	1,347,178
MSCI, Inc.	4,462	666,935
National Bank Holdings Corp.	2,607	86,683
National Commerce Corp. (1)	1,500	65,325
National General Holdings Corp.	8,673	210,841
NMI Holdings, Inc. (1)	2,409	39,869
Northern Trust Corp.	236,000	24,338,680
Northfield Bancorp, Inc.	1,004	15,672
Ocwen Financial Corp. (1)	1,858	7,655
Old Line Bancshares, Inc.	265	8,745
Opus Bank	3,765	105,420
Pacific Premier Bancorp, Inc. (1)	4,291	172,498
People's Utah Bancorp	644	20,801
Pinnacle Financial Partners, Inc.	1,126	72,289
Piper Jaffray Cos.	230	19,102
PRA Group, Inc. (1)	164,226	6,240,588
Preferred Bank Los Angeles	3,880	249,096
Primerica, Inc.	12,733	1,230,008
Prosperity Bancshares, Inc.	211,000	15,324,930
Pzena Investment Management, Inc.	3,351	37,297
Raymond James Financial, Inc.	1,683	150,477
RBB Bancorp	117	3,085
Regional Management Corp. (1)	247	7,864
RenaissanceRe Holdings Ltd.	133	18,422
Republic First Bancorp, Inc. (1)	2,760	24,012
RLI Corp.	9,222	584,583
SEI Investments Co.	6,576	492,608
ServisFirst Bancshares, Inc.	13,317	543,600
Signature Bank (1)	1,589	225,559
Silvercrest Asset Management Group, Inc.	2,062	31,342
South State Corp.	132,745	11,323,149
Southern Missouri Bancorp, Inc.	156	5,710
Sterling Bancorp, Inc.	990	13,375
Stewart Information Services Corp.	314	13,797
SVB Financial Group (1)	46,696	11,207,507
T. Rowe Price Group, Inc.	1,839	198,557
TD Ameritrade Holding Corp.	13,195	781,540
Texas Capital Bancshares, Inc. (1)	11,060	994,294
The Progressive Corp.	336,419	20,498,010
Third Point Reinsurance Ltd. (1)	12,532	174,821
Tompkins Financial Corp.	201	15,228
TriState Capital Holdings, Inc. (1)	1,580	36,735
Trupanion, Inc. (1)	6,287	187,918
Union Bankshares, Inc.	928	47,142
United Insurance Holdings Corp.	4,628	88,580
Universal Insurance Holdings, Inc.	6,647	212,039
Value Line, Inc.	250	4,575
Veritex Holdings, Inc. (1)	1,501	41,533
Virtu Financial, Inc.	7,114	234,762
Virtus Investment Partners, Inc.	262	32,436
Voya Financial, Inc.	559	28,230
Walker & Dunlop, Inc.	6,736	400,253
Waterstone Financial, Inc.	574	9,930
West Bancorporation, Inc.	883	22,605
Western Alliance Bancorp (1)	2,760	160,384
Western New England Bancorp, Inc.	770	8,201
Westwood Holdings Group, Inc.	2,442	137,949
WisdomTree Investments, Inc.	30,459	279,309
WSFS Financial Corp.	2,259	108,206
XL Group Ltd.	4,047	223,637
		314,924,014
Healthcare - 18.97%
AAC Holdings, Inc. (1)	72,122	827,961
Abaxis, Inc.	6,238	440,528
ABIOMED, Inc. (1)	21,871	6,364,242
Acadia Healthcare Co., Inc. (1)	64,596	2,530,871
ACADIA Pharmaceuticals, Inc. (1)	4,970	111,676
Accelerate Diagnostics, Inc. (1)	6,866	156,888
Acceleron Pharma, Inc. (1)	8,814	344,627
Accuray, Inc. (1)	24,619	123,095
Achaogen, Inc. (1)	9,545	123,608
Aclaris Therapeutics, Inc. (1)	6,544	114,651
Acorda Therapeutics, Inc. (1)	1,604	37,935
Adamas Pharmaceuticals, Inc. (1)	2,605	62,259
Addus HomeCare Corp. (1)	2,007	97,641
Aduro Biotech, Inc. (1)	13,090	121,737
Advaxis, Inc. (1)	9,013	15,232
Aerie Pharmaceuticals, Inc. (1)	9,710	526,767
Agenus, Inc. (1)	18,359	86,471
Agilent Technologies, Inc.	3,886	259,973
Agios Pharmaceuticals, Inc. (1)	2,294	187,603
Aileron Therapeutics, Inc. (1)	1,020	8,293
Aimmune Therapeutics, Inc. (1)	10,198	324,602
Akcea Therapeutics, Inc. (1)	3,388	86,767
Akebia Therapeutics, Inc. (1)	12,627	120,335
Akorn, Inc. (1)	4,374	81,838
Alder Biopharmaceuticals, Inc. (1)	2,931	37,224
Alexion Pharmaceuticals, Inc. (1)	142,327	15,863,767
Align Technology, Inc. (1)	9,675	2,429,683
Alkermes Plc (1)	7,639	442,756
Allena Pharmaceuticals, Inc. (1)	1,195	13,169
Almost Family, Inc. (1)	880	49,280
Alnylam Pharmaceuticals, Inc. (1)	3,788	451,151
Amedisys, Inc. (1)	8,214	495,633
American Renal Associates Holdings, Inc. (1)	2,194	41,357
AmerisourceBergen Corp.	197,320	17,010,957
Amicus Therapeutics, Inc. (1)	52,962	796,548
AMN Healthcare Services, Inc. (1)	13,405	760,734
Amphastar Pharmaceuticals, Inc. (1)	10,150	190,312
AnaptysBio, Inc. (1)	5,066	527,269
Anavex Life Sciences Corp. (1)	10,026	27,672
ANI Pharmaceuticals, Inc. (1)	2,328	135,536
Anika Therapeutics, Inc. (1)	3,393	168,700
Antares Pharma, Inc. (1)	40,069	88,152
Apellis Pharmaceuticals, Inc. (1)	2,339	51,715
Aratana Therapeutics, Inc. (1)	10,136	44,700
Arena Pharmaceuticals, Inc. (1)	13,653	539,293
ARMO BioSciences, Inc. (1)	1,451	54,282
Array BioPharma, Inc. (1)	49,907	814,482
Arsanis, Inc. (1)	976	22,341
Assembly Biosciences, Inc. (1)	4,635	227,764
Asterias Biotherapeutics, Inc. - Class A (1)	7,640	11,078
Athenahealth, Inc. (1)	21,795	3,117,339
Athenex, Inc. (1)	1,382	23,508
Athersys, Inc. (1)	26,132	47,822
AtriCure, Inc. (1)	9,289	190,610
Atrion Corp.	393	248,101
Audentes Therapeutics, Inc. (1)	5,241	157,492
Avexis, Inc. (1)	8,008	989,629
AxoGen, Inc. (1)	8,068	294,482
Axovant Sciences Ltd. (1)	8,510	11,318
Bellicum Pharmaceuticals, Inc. (1)	5,139	33,712
BioCryst Pharmaceuticals, Inc. (1)	23,391	111,575
Biohaven Pharmaceutical Holding Co. Ltd. (1)	8,057	207,548
BioMarin Pharmaceutical, Inc. (1)	215,009	17,430,780
Bio-Rad Laboratories, Inc. (1)	16,522	4,131,822
BioScrip, Inc. (1)	3,639	8,952
BioSpecifics Technologies Corp. (1)	1,534	68,018
Bio-Techne Corp.	47,989	7,248,259
BioTelemetry, Inc. (1)	9,145	283,952
Bluebird Bio, Inc. (1)	5,498	938,783
Blueprint Medicines Corp. (1)	12,124	1,111,771
Bruker Corp.	1,915	57,297
Calithera Biosciences, Inc. (1)	8,196	51,635
Calyxt, Inc. (1)	1,063	13,947
Cambrex Corp. (1)	9,401	491,672
Cantel Medical Corp.	69,994	7,798,032
Capital Senior Living Corp. (1)	6,662	71,616
Cara Therapeutics, Inc. (1)	6,831	84,568
Cardiovascular Systems, Inc. (1)	9,455	207,348
Castlight Health, Inc. (1)	17,269	63,032
Catalent, Inc. (1)	619,748	25,446,853
Catalyst Pharmaceuticals, Inc. (1)	24,897	59,504
Celcuity, Inc. (1)	663	10,926
Centene Corp. (1)	1,085	115,954
Cerner Corp. (1)	66,771	3,872,718
Cerus Corp. (1)	32,042	175,590
Charles River Laboratories International, Inc. (1)	2,362	252,120
Chemed Corp.	4,464	1,218,047
ChemoCentryx, Inc. (1)	6,569	89,338
Civitas Solutions, Inc. (1)	4,397	67,714
Clearside Biomedical, Inc. (1)	2,943	31,578
Clovis Oncology, Inc. (1)	12,554	662,851
Codexis, Inc. (1)	11,106	122,166
Coherus Biosciences, Inc. (1)	11,536	127,473
Collegium Pharmaceutical, Inc. (1)	357	9,121
Computer Programs & Systems, Inc.	1,608	46,954
Conatus Pharmaceuticals, Inc. (1)	7,736	45,410
Concert Pharmaceuticals, Inc. (1)	2,083	47,701
ConforMIS, Inc. (1)	3,417	4,955
Corbus Pharmaceuticals Holdings, Inc. (1)	13,536	82,570
Corcept Therapeutics, Inc. (1)	25,851	425,249
Corindus Vascular Robotics, Inc. (1)	27,947	38,287
Corium International, Inc. (1)	5,820	66,755
CorVel Corp. (1)	2,720	137,496
Cotiviti Holdings, Inc. (1)	10,532	362,722
Cross Country Healthcare, Inc. (1)	4,486	49,839
CryoLife, Inc. (1)	5,999	120,280
Cue Biopharma, Inc. (1)	1,891	26,569
Curis, Inc. (1)	30,994	20,248
Cutera, Inc. (1)	3,846	193,261
Cytokinetics, Inc. (1)	12,202	87,854
CytomX Therapeutics, Inc. (1)	8,282	235,623
Deciphera Pharmaceuticals, Inc. (1)	1,794	35,952
Denali Therapeutics, Inc. (1)	3,418	67,300
Dentsply Sirona, Inc.	655,320	32,969,149
Depomed, Inc. (1)	16,004	105,466
Dermira, Inc. (1)	9,157	73,164
DexCom, Inc. (1)	40,519	3,004,889
Dova Pharmaceuticals, Inc. (1)	1,331	36,097
Durect Corp. (1)	40,801	87,314
Dynavax Technologies Corp. (1)	1,368	27,155
Eagle Pharmaceuticals, Inc. (1)	2,258	118,974
Edge Therapeutics, Inc. (1)	5,829	6,878
Editas Medicine, Inc. (1)	7,583	251,376
Edwards Lifesciences Corp. (1)	110,500	15,416,960
Emergent BioSolutions, Inc. (1)	4,622	243,348
Encompass Health Corp.	28,146	1,609,107
Endologix, Inc. (1)	24,249	102,573
Ensign Group, Inc.	8,198	215,607
Enzo Biochem, Inc. (1)	11,989	65,700
Epizyme, Inc. (1)	10,460	185,665
Esperion Therapeutics, Inc. (1)	4,865	351,885
Evolent Health, Inc. (1)	4,138	58,966
Evolus, Inc. (1)	1,116	10,077
Exact Sciences Corp. (1)	33,541	1,352,709
Exelixis, Inc. (1)	67,695	1,499,444
Fate Therapeutics, Inc. (1)	3,404	33,223
FibroGen, Inc. (1)	19,881	918,502
Flexion Therapeutics, Inc. (1)	9,315	208,749
Fluidigm Corp. (1)	10,920	63,773
FONAR Corp. (1)	1,488	44,342
Fortress Biotech, Inc. (1)	10,002	45,509
Foundation Medicine, Inc. (1)	4,212	331,695
G1 Therapeutics, Inc. (1)	2,865	106,148
Genesis Healthcare, Inc. (1)	14,332	21,641
GenMark Diagnostics, Inc. (1)	13,650	74,256
Genocea Biosciences, Inc. (1)	20,263	21,276
Genomic Health, Inc. (1)	5,854	183,172
Geron Corp. (1)	42,960	182,580
Glaukos Corp. (1)	8,170	251,881
Global Blood Therapeutics, Inc. (1)	11,105	536,371
Globus Medical, Inc. (1)	140,750	7,012,165
Haemonetics Corp. (1)	12,422	908,794
Halozyme Therapeutics, Inc. (1)	34,070	667,431
HealthEquity, Inc. (1)	73,092	4,424,990
HealthStream, Inc.	7,553	187,541
Henry Schein, Inc. (1)	170,822	11,480,947
Heron Therapeutics, Inc. (1)	13,310	367,356
Heska Corp. (1)	1,902	150,391
Hill-Rom Holdings, Inc.	3,090	268,830
HMS Holdings Corp. (1)	122,165	2,057,259
Hologic, Inc. (1)	76,179	2,846,047
ICON Plc (1)	37,252	4,400,951
ICU Medical, Inc. (1)	38,322	9,672,473
Idera Pharmaceuticals, Inc. (1)	37,056	68,183
IDEXX Laboratories, Inc. (1)	94,324	18,052,670
Illumina, Inc. (1)	71,068	16,801,897
Immune Design Corp. (1)	546	1,802
ImmunoGen, Inc. (1)	28,718	302,113
Immunomedics, Inc. (1)	11,065	161,660
Incyte Corp. (1)	95,609	7,967,098
Innoviva, Inc. (1)	21,451	357,588
Inogen, Inc. (1)	4,860	597,002
Inovalon Holdings, Inc. (1)	18,428	195,337
Inovio Pharmaceuticals, Inc. (1)	22,095	104,067
Insmed, Inc. (1)	18,670	420,448
Insulet Corp. (1)	16,570	1,436,288
Insys Therapeutics, Inc. (1)	6,554	39,586
Integra LifeSciences Holdings Corp. (1)	616,324	34,107,370
Intercept Pharmaceuticals, Inc. (1)	917	56,414
Intersect ENT, Inc. (1)	7,606	298,916
Intrexon Corp. (1)	2,338	35,842
Intuitive Surgical, Inc. (1)	9,036	3,730,332
InVitae Corp. (1)	11,501	53,940
Ionis Pharmaceuticals, Inc. (1)	6,193	272,987
Iovance Biotherapeutics, Inc. (1)	1,469	24,826
IQVIA Holdings, Inc. (1)	5,235	513,606
iRhythm Technologies, Inc. (1)	4,065	255,892
Ironwood Pharmaceuticals, Inc. (1)	38,686	596,925
Jounce Therapeutics, Inc. (1)	4,010	89,624
K2M Group Holdings, Inc. (1)	12,006	227,514
Kala Pharmaceuticals, Inc. (1)	3,050	48,282
Karyopharm Therapeutics, Inc. (1)	2,113	28,356
Keryx Biopharmaceuticals, Inc. (1)	26,036	106,487
Kindred Biosciences, Inc. (1)	704	6,090
Kura Oncology, Inc. (1)	6,059	113,606
La Jolla Pharmaceutical Co. (1)	5,036	149,972
Laboratory Corp. of America Holdings (1)	136,000	21,998,000
Lantheus Holdings, Inc. (1)	8,201	130,396
LeMaitre Vascular, Inc.	4,365	158,144
Lexicon Pharmaceuticals, Inc. (1)	12,645	108,368
LHC Group, Inc. (1)	4,175	257,013
LifePoint Health, Inc. (1)	305	14,335
Ligand Pharmaceuticals, Inc. (1)	35,399	5,846,499
Loxo Oncology, Inc. (1)	6,516	751,751
Luminex Corp.	5,224	110,070
MacroGenics, Inc. (1)	2,616	65,819
Madrigal Pharmaceuticals, Inc. (1)	1,348	157,433
Magellan Health, Inc. (1)	5,017	537,321
Masimo Corp. (1)	114,285	10,051,366
Matinas BioPharma Holdings, Inc. (1)	19,297	14,758
Medicines Co. (1)	18,440	607,414
MediciNova, Inc. (1)	9,375	95,813
Medidata Solutions, Inc. (1)	316,853	19,901,537
Melinta Therapeutics, Inc. (1)	203	1,502
Menlo Therapeutics, Inc. (1)	1,373	51,597
Meridian Bioscience, Inc.	10,158	144,244
Merit Medical Systems, Inc. (1)	94,754	4,297,094
Merrimack Pharmaceuticals, Inc.	2,236	18,000
Mersana Therapeutics, Inc. (1)	2,396	37,785
Mettler-Toledo International, Inc. (1)	42,271	24,307,093
MiMedx Group, Inc. (1)	29,778	207,553
Minerva Neurosciences, Inc. (1)	6,671	41,694
Miragen Therapeutics, Inc. (1)	4,204	29,470
Molina Healthcare, Inc. (1)	13,156	1,068,004
Momenta Pharmaceuticals, Inc. (1)	5,114	92,819
MyoKardia, Inc. (1)	5,015	244,732
NanoString Technologies, Inc. (1)	2,276	17,093
Natera, Inc. (1)	8,789	81,474
National Research Corp.	2,318	67,802
Natus Medical, Inc. (1)	82,977	2,792,176
Nektar Therapeutics (1)	42,898	4,558,341
Neogen Corp. (1)	81,860	5,483,801
NeoGenomics, Inc. (1)	16,218	132,339
Neos Therapeutics, Inc. (1)	6,117	50,771
Neurocrine Biosciences, Inc. (1)	4,444	368,541
Nevro Corp. (1)	8,046	697,347
NewLink Genetics Corp. (1)	8,285	60,066
Novavax, Inc. (1)	36,144	75,902
Novocure Ltd. (1)	16,760	365,368
NuVasive, Inc. (1)	409,095	21,358,850
NxStage Medical, Inc. (1)	18,525	460,532
Nymox Pharmaceutical Corp. (1)	2,679	11,332
Obalon Therapeutics, Inc. (1)	1,476	5,063
Ocular Therapeutix, Inc. (1)	8,355	54,391
Odonate Therapeutics, Inc. (1)	1,445	30,605
Omeros Corp. (1)	12,860	143,646
Omnicell, Inc. (1)	156,496	6,791,926
Oncocyte Corp. (1)	936	1,966
OPKO Health, Inc. (1)	1,597	5,062
Optinose, Inc. (1)	1,289	25,806
OraSure Technologies, Inc. (1)	15,134	255,613
Organovo Holdings, Inc. (1)	26,900	27,707
Orthofix International (1)	883	51,903
OrthoPediatrics Corp. (1)	1,085	16,340
Ovid therapeutics, Inc. (1)	3,545	25,063
Oxford Immunotec Global Plc (1)	7,074	88,071
Pacific Biosciences of California, Inc. (1)	33,243	68,148
Pacira Pharmaceuticals, Inc. (1)	77,218	2,405,341
Paratek Pharmaceuticals, Inc. (1)	7,684	99,892
Patterson Companies, Inc.	388	8,625
Penumbra, Inc. (1)	25,711	2,973,477
PerkinElmer, Inc.	1,033	78,219
PetIQ, Inc. (1)	1,491	39,661
Phibro Animal Health Corp.	5,388	213,904
Pieris Pharmaceuticals, Inc. (1)	11,590	79,044
Portola Pharmaceuticals, Inc. (1)	14,990	489,573
PRA Health Sciences, Inc. (1)	36,609	3,037,083
Premier, Inc. (1)	795	24,891
Prestige Brands Holdings, Inc. (1)	175,079	5,903,664
Progenics Pharmaceuticals, Inc. (1)	20,362	151,901
Protagonist Therapeutics, Inc. (1)	1,549	13,306
Prothena Corporation Plc (1)	8,563	314,348
PTC Therapeutics, Inc. (1)	9,180	248,411
Pulse Biosciences, Inc. (1)	2,466	33,365
Puma Biotechnology, Inc. (1)	8,327	566,652
QIAGEN NV - NASDAQ Listed (1)	3,729	120,484
Quality Systems, Inc. (1)	9,622	131,340
Quanterix Corp. (1)	1,165	19,852
Quidel Corp. (1)	8,184	424,013
Quotient Ltd. (1)	4,774	22,486
R1 RCM, Inc. (1)	25,709	183,562
Ra Pharmaceuticals, Inc. (1)	4,750	25,223
Radius Health, Inc. (1)	10,947	393,435
RadNet, Inc. (1)	10,475	150,840
Reata Pharmaceuticals, Inc. (1)	3,062	62,802
Recro Pharma, Inc. (1)	324	3,567
REGENXBIO, Inc. (1)	2,337	69,759
Repligen Corp. (1)	73,198	2,648,304
ResMed, Inc.	45,838	4,513,668
resTORbio, Inc. (1)	1,444	13,834
Revance Therapeutics, Inc. (1)	7,695	237,006
Rhythm Pharmaceuticals, Inc. (1)	1,746	34,745
Rigel Pharmaceuticals, Inc. (1)	42,973	152,124
Rockwell Medical, Inc. (1)	11,903	62,015
RTI Surgical, Inc. (1)	11,107	51,092
SAGE Therapeutics, Inc. (1)	12,010	1,934,451
Sangamo Therapeutics, Inc. (1)	23,885	453,815
Sarepta Therapeutics, Inc. (1)	13,311	986,212
scPharmaceuticals, Inc. (1)	1,524	18,898
Seattle Genetics, Inc. (1)	5,269	275,779
Select Medical Holdings Corp. (1)	30,614	528,092
Selecta Biosciences, Inc. (1)	3,626	36,949
Seres Therapeutics, Inc. (1)	5,501	40,377
Sienna Biopharmaceuticals, Inc. (1)	3,204	60,171
Simulations Plus, Inc.	2,887	42,583
Solid Biosciences, Inc. (1)	1,933	14,498
Spark Therapeutics, Inc. (1)	7,835	521,733
Spero Therapeutics, Inc. (1)	1,434	20,435
STAAR Surgical Co. (1)	11,765	174,122
Stemline Therapeutics, Inc. (1)	1,092	16,708
STERIS Plc	140,000	13,070,400
Strongbridge Biopharma Plc (1)	8,417	74,490
Supernus Pharmaceuticals, Inc. (1)	13,805	632,269
Surgery Partners, Inc. (1)	5,154	88,391
SurModics, Inc. (1)	3,505	133,365
Syndax Pharmaceuticals, Inc. (1)	2,705	38,492
Syneos Health, Inc. (1)	340,567	12,090,129
Synergy Pharmaceuticals, Inc. (1)	69,659	127,476
Syros Pharmaceuticals, Inc. (1)	4,438	57,605
Tabula Rasa HealthCare, Inc. (1)	3,454	134,015
Tactile Systems Technology, Inc. (1)	3,810	121,158
Teladoc, Inc. (1)	16,560	667,368
Teleflex, Inc.	362	92,303
Teligent, Inc. (1)	11,227	37,723
Tenet Healthcare Corp. (1)	23,064	559,302
TESARO, Inc. (1)	1,862	106,395
TG Therapeutics, Inc. (1)	14,810	210,302
The Cooper Companies, Inc.	72,885	16,676,817
The Providence Service Corp. (1)	2,568	177,552
TherapeuticsMD, Inc. (1)	47,459	231,125
Theravance Biopharma, Inc. (1)	12,123	293,983
Tivity Health, Inc. (1)	7,117	282,189
Tocagen, Inc. (1)	4,513	53,479
Trevena, Inc. (1)	773	1,268
Triple-S Management Corp. (1)	1,372	35,864
Ultragenyx Pharmaceutical, Inc. (1)	12,752	650,224
Universal Health Services, Inc.	102,747	12,166,272
US Physical Therapy, Inc.	3,376	274,469
Utah Medical Products, Inc.	777	76,806
Vanda Pharmaceuticals, Inc. (1)	12,634	212,883
Varex Imaging Corp. (1)	10,814	386,925
Varian Medical Systems, Inc. (1)	93,197	11,430,612
VBI Vaccines, Inc. (1)	9,965	34,878
Veeva Systems, Inc. (1)	201,518	14,714,844
Veracyte, Inc. (1)	6,384	35,495
Versartis, Inc. (1)	8,622	14,226
ViewRay, Inc. (1)	8,566	55,079
Viveve Medical, Inc. (1)	5,974	21,865
Vocera Communications, Inc. (1)	8,255	193,332
vTv Therapeutics, Inc. (1)	1,743	7,094
Waters Corp. (1)	107,822	21,418,840
WaVe Life Sciences Ltd. (1)	3,307	132,611
WellCare Health Plans, Inc. (1)	2,054	397,716
West Pharmaceutical Services, Inc.	71,784	6,337,809
Wright Medical Group NV (1)	30,486	604,842
XBiotech, Inc. (1)	5,075	27,151
Xencor, Inc. (1)	10,892	326,542
ZIOPHARM Oncology, Inc. (1)	38,226	149,846
Zoetis, Inc.	24,650	2,058,522
Zogenix, Inc. (1)	7,347	294,247
Zynerba Pharmaceuticals, Inc. (1)	3,109	27,017
		611,476,876
Industrials - 14.93%
A.O. Smith Corp.	360,290	22,910,841
AAON, Inc.	172,355	6,721,845
ABM Industries, Inc.	8,064	269,983
Actuant Corp.	8,892	206,739
Acuity Brands, Inc.	43,422	6,043,908
ADT, Inc.	3,247	25,749
Advanced Disposal Services, Inc. (1)	14,590	325,065
Advanced Drainage Systems, Inc.	10,433	270,215
Aerojet Rocketdyne Holdings, Inc. (1)	19,836	554,813
Air Lease Corp.	291	12,402
Air Transport Services Group, Inc. (1)	16,909	394,318
Alamo Group, Inc.	2,351	258,375
Alaska Air Group, Inc.	187,739	11,632,308
Albany International Corp.	6,438	403,663
Allegiant Travel Co.	3,649	629,635
Allegion Plc	4,791	408,624
Allied Motion Technologies, Inc.	1,773	70,477
Allison Transmission Holdings, Inc.	6,195	241,977
Altra Industrial Motion Corp.	8,429	387,313
American Airlines Group, Inc.	9,412	489,047
American Woodmark Corp. (1)	3,986	392,422
AMETEK, Inc.	236,877	17,995,546
Apogee Enterprises, Inc.	8,103	351,265
Applied Industrial Technologies, Inc.	10,984	800,734
Aqua Metals, Inc. (1)	7,095	18,376
ArcBest Corp.	940	30,127
Argan, Inc.	4,078	175,150
Armstrong World Industries, Inc. (1)	2,213	124,592
Astec Industries, Inc.	2,983	164,602
Astronics Corp. (1)	6,050	225,665
Atkore International Group, Inc. (1)	9,711	192,763
Avis Budget Group, Inc. (1)	20,669	968,136
Axon Enterprise, Inc. (1)	71,293	2,802,528
AZZ, Inc.	7,632	333,518
Barnes Group, Inc.	1,976	118,343
Barrett Business Services, Inc.	2,072	171,727
Beacon Roofing Supply, Inc. (1)	178,592	9,477,877
BG Staffing, Inc.	1,745	33,138
Blue Bird Corp. (1)	1,692	40,100
BMC Stock Holdings, Inc. (1)	913	17,849
Brady Corp.	10,515	390,632
Builders FirstSource, Inc. (1)	31,602	626,984
BWX Technologies, Inc.	4,689	297,892
C.H. Robinson Worldwide, Inc.	6,937	650,066
Caesarstone Ltd.	4,307	84,633
CAI International, Inc. (1)	1,951	41,478
Casella Waste Systems, Inc. (1)	2,111	49,355
Cimpress (1)	7,016	1,085,375
Cintas Corp.	4,342	740,658
CIRCOR International, Inc.	2,307	98,417
Clean Harbors, Inc. (1)	1,816	88,639
Comfort Systems USA, Inc.	10,522	434,032
Commercial Vehicle Group, Inc. (1)	6,817	52,832
Continental Building Products, Inc. (1)	11,059	315,734
Copa Holdings SA	99	12,734
Copart, Inc. (1)	9,962	507,365
CoStar Group, Inc. (1)	17,642	6,398,401
Covanta Holding Corp.	34,029	493,420
CSW Industrials, Inc. (1)	1,843	83,027
Cummins, Inc.	2,523	408,953
Curtiss-Wright Corp.	9,411	1,271,144
Daseke, Inc. (1)	8,678	84,958
Deluxe Corp.	13,896	1,028,443
Donaldson Co., Inc.	6,031	271,697
Douglas Dynamics, Inc.	6,332	274,492
Dover Corp.	71,816	7,053,767
Dun & Bradstreet Corp.	721	84,357
DXP Enterprises, Inc. (1)	3,422	133,287
Dycom Industries, Inc. (1)	8,669	933,044
EMCOR Group, Inc.	12,680	988,152
Energous Corp. (1)	5,246	84,093
Energy Recovery, Inc. (1)	10,241	84,181
EnerSys, Inc.	12,097	839,169
EnPro Industries, Inc.	6,034	466,911
EnviroStar, Inc.	997	39,132
Equifax, Inc.	5,984	704,975
Evoqua Water Technologies Corp. (1)	7,871	167,574
Exone Co. (1)	2,839	20,668
Expeditors International of Washington, Inc.	6,277	397,334
Exponent, Inc.	7,354	578,392
Fastenal Co.	14,534	793,411
Federal Signal Corp.	4,174	91,911
Forrester Research, Inc.	2,991	123,977
Fortive Corp.	13,964	1,082,489
Fortune Brands Home & Security, Inc.	7,092	417,648
Forward Air Corp.	8,448	446,561
Foundation Building Materials, Inc. (1)	1,276	19,025
Franklin Covey Co. (1)	2,164	58,212
Franklin Electric Company, Inc.	12,584	512,798
Gardner Denver Holdings, Inc. (1)	3,657	112,197
Gates Industrial Corp. Plc (1)	757,674	13,266,872
Generac Holdings, Inc. (1)	17,449	801,084
General Cable Corp.	13,441	397,854
Genesee & Wyoming, Inc. (1)	70,862	5,016,321
Global Brass and Copper Holdings, Inc.	5,666	189,528
GMS, Inc. (1)	9,341	285,461
GP Strategies Corp. (1)	3,053	69,150
Graco, Inc.	8,399	384,002
Granite Construction, Inc.	8,760	489,334
Great Lakes Dredge & Dock Corp. (1)	1,313	6,040
Griffon Corp.	7,293	133,097
H&E Equipment Services, Inc.	9,033	347,680
Harris Corp.	21,665	3,494,131
Harsco Corp. (1)	22,990	474,743
Hawaiian Holdings, Inc.	13,219	511,575
HC2 Holdings, Inc. (1)	10,943	57,560
HD Supply Holdings, Inc. (1)	9,397	356,522
Healthcare Services Group, Inc.	121,116	5,266,124
Heartland Express, Inc.	12,797	230,218
Heico Corp.	43,259	3,755,314
Heico Corp. - Class A	58,703	4,164,978
Herc Holdings, Inc. (1)	6,894	447,765
Heritage Crystal Clean, Inc. (1)	2,169	51,080
Herman Miller, Inc.	14,681	469,058
Hexcel Corp.	3,003	193,964
Hill International, Inc. (1)	8,300	47,310
Hillenbrand, Inc.	18,005	826,429
HNI Corp.	12,384	446,939
Hubbell, Inc.	1,741	212,019
Hudson Technologies, Inc. (1)	9,935	49,079
Huntington Ingalls Industries, Inc.	1,873	482,784
Huttig Building Products, Inc. (1)	4,382	22,918
Hyster-Yale Materials Handling, Inc.	2,415	168,881
IDEX Corp.	283,256	40,366,813
IHS Markit Ltd. (1)	45,556	2,197,621
Ingersoll-Rand Plc	6,305	539,141
InnerWorkings, Inc. (1)	12,670	114,663
Insperity, Inc.	10,334	718,730
Insteel Industries, Inc.	4,633	128,010
Interface, Inc.	15,195	382,914
J.B. Hunt Transportation Services, Inc.	22,184	2,598,856
JELD-WEN Holding, Inc. (1)	19,194	587,720
John Bean Technologies Corp.	8,987	1,019,126
Kadant, Inc.	3,176	300,132
Kaman Corp.	613	38,080
KAR Auction Services, Inc.	6,787	367,855
KBR, Inc.	4,222	68,354
Kennametal, Inc.	23,101	927,736
Kforce, Inc.	6,567	177,637
Kimball International, Inc.	9,266	157,893
Knight-Swift Transportation Holdings, Inc.	35,765	1,645,548
Knoll, Inc.	12,881	260,067
Kornit Digital Ltd. (1)	76,165	982,528
Kratos Defense & Security Solutions, Inc. (1)	9,162	94,277
Landstar System, Inc.	41,644	4,566,265
Lawson Products, Inc. (1)	1,315	33,204
Lennox International, Inc.	1,783	364,392
Lincoln Electric Holdings, Inc.	2,955	265,802
Lindsay Corp.	3,073	280,995
Lydall, Inc. (1)	4,837	233,385
Masco Corp.	10,264	415,076
Masonite International Corp. (1)	8,233	505,095
MasTec, Inc. (1)	19,055	896,538
Matson, Inc.	5,762	165,024
Matthews International Corp.	8,931	451,909
McGrath RentCorp	385	20,671
Mercury Systems, Inc. (1)	50,239	2,427,548
Milacron Holdings Corp. (1)	17,101	344,414
Miller Industries, Inc.	188	4,700
Mistras Group, Inc. (1)	517	9,792
Moog, Inc. (1)	803	66,175
MSA Safety, Inc.	9,490	789,948
MSC Industrial Direct Co., Inc.	24,934	2,286,697
Mueller Industries, Inc.	16,216	424,211
Mueller Water Products, Inc.	27,517	299,110
Multi-Color Corp.	3,862	255,085
MYR Group, Inc. (1)	1,936	59,667
National Presto Industries, Inc.	130	12,187
Navistar International Corp. (1)	795	27,801
NCI Building Systems, Inc. (1)	12,331	218,259
NN, Inc.	7,559	181,416
Nordson Corp.	169,886	23,162,257
NV5 Global, Inc. (1)	1,784	99,458
Old Dominion Freight Line, Inc.	1,911	280,860
Omega Flex, Inc.	806	52,471
On Assignment, Inc. (1)	14,281	1,169,328
Orion Group Holdings, Inc. (1)	3,691	24,324
Parker-Hannifin Corp.	5,722	978,634
Patrick Industries, Inc. (1)	6,880	425,528
Paylocity Holding Corp. (1)	7,495	383,969
PGT Innovations, Inc. (1)	13,453	250,898
Plug Power, Inc. (1)	64,990	122,831
Ply Gem Holdings, Inc. (1)	6,453	139,385
Primoris Services Corp.	285,442	7,130,341
Proto Labs, Inc. (1)	52,818	6,208,756
Quad/Graphics, Inc.	5,064	128,372
Quanex Building Products Corp.	702	12,215
Quanta Services, Inc. (1)	1,862	63,960
Radiant Logistics, Inc. (1)	10,091	39,052
Raven Industries, Inc.	10,259	359,578
RBC Bearings, Inc. (1)	58,378	7,250,548
REV Group, Inc.	8,910	184,972
Ritchie Bros Auctioneers, Inc.	509,000	16,018,230
Robert Half International, Inc.	6,077	351,797
Rockwell Automation, Inc.	139,882	24,367,444
Rockwell Collins, Inc.	8,145	1,098,353
Rollins, Inc.	4,741	241,933
Roper Technologies, Inc.	4,759	1,335,804
RR Donnelley & Sons Co.	5,506	48,067
Rush Enterprises, Inc. - Class A (1)	4,289	182,240
Rush Enterprises, Inc. - Class B (1)	606	24,470
Saia, Inc. (1)	3,081	231,537
Schneider National, Inc.	11,072	288,536
Sensata Technologies Holding Plc (1)	4,274	221,521
Simpson Manufacturing Company, Inc.	1,798	103,547
SiteOne Landscape Supply, Inc. (1)	50,707	3,906,467
Snap-on, Inc.	363	53,557
SP Plus Corp. (1)	1,386	49,342
Spartan Motors, Inc.	5,542	95,322
Sparton Corp. (1)	131	2,281
SPX Corp. (1)	12,281	398,887
SPX FLOW, Inc. (1)	2,985	146,832
Standex International Corp.	2,822	269,078
Stanley Black & Decker, Inc.	779	119,343
Steelcase, Inc.	19,590	266,424
Stericycle, Inc. (1)	230,000	13,461,900
Sterling Construction Company, Inc. (1)	1,667	19,104
Sun Hydraulics Corp.	7,874	421,731
Team, Inc. (1)	3,668	50,435
Tennant Co.	4,812	325,772
Tetra Tech, Inc.	14,965	732,537
The Brink's Co.	13,203	942,034
The Middleby Corp. (1)	14,797	1,831,721
The Toro Co.	88,848	5,548,558
TPI Composites, Inc. (1)	2,894	64,970
TransDigm Group, Inc.	2,429	745,557
TransUnion (1)	8,997	510,850
Trex Company, Inc. (1)	8,438	917,801
TriNet Group, Inc. (1)	11,888	550,652
TrueBlue, Inc. (1)	639	16,550
Tutor Perini Corp. (1)	1,516	33,428
UniFirst Corp.	24,487	3,958,324
United Rentals, Inc. (1)	127,877	22,088,194
Univar, Inc. (1)	5,662	157,120
Universal Forest Products, Inc.	15,127	490,871
Universal Logistics Holdings, Inc.	1,528	32,317
US Ecology, Inc.	6,358	338,881
Vectrus, Inc. (1)	528	19,663
Verisk Analytics, Inc. (1)	224,347	23,332,088
Viad Corp.	3,469	181,949
Vicor Corp. (1)	4,454	127,162
W.W. Grainger, Inc.	2,396	676,319
Wabash National Corp.	4,435	92,292
WABCO Holdings, Inc. (1)	146,580	19,622,665
Wabtec Corp.	269,394	21,928,672
WageWorks, Inc. (1)	151,583	6,851,552
Watsco, Inc.	39,182	7,090,767
Watts Water Technologies, Inc.	4,758	369,697
Welbilt, Inc. (1)	312,194	6,072,173
Willdan Group, Inc. (1)	2,065	58,543
Woodward, Inc.	15,305	1,096,756
XPO Logistics, Inc. (1)	102,517	10,437,256
Xylem, Inc.	4,698	361,370
YRC Worldwide, Inc. (1)	2,020	17,837
		480,976,079
Information Technology - 25.47%
2U, Inc. (1)	38,424	3,228,769
3D Systems Corp. (1)	30,982	359,081
8x8, Inc. (1)	114,274	2,131,210
A10 Networks, Inc. (1)	14,201	82,650
Acacia Communications, Inc. (1)	4,811	185,031
ACI Worldwide, Inc. (1)	33,415	792,604
Acxiom Corp. (1)	11,727	266,320
Advanced Energy Industries, Inc. (1)	11,279	720,728
Advanced Micro Devices, Inc. (1)	42,269	424,803
Aerohive Networks, Inc. (1)	8,654	34,962
Akamai Technologies, Inc. (1)	100,000	7,098,000
Akoustis Technologies, Inc. (1)	3,557	20,737
Alarm.com Holdings, Inc. (1)	5,942	224,251
Alliance Data Systems Corp.	70,809	15,072,404
Alpha & Omega Semiconductor Ltd. (1)	287	4,434
Alteryx, Inc. (1)	6,797	232,050
Ambarella, Inc. (1)	3,991	195,519
Amber Road, Inc. (1)	5,478	48,754
American Software, Inc.	4,079	53,027
Amkor Technology, Inc. (1)	1,277	12,936
Amphenol Corp.	14,966	1,289,022
Analog Devices, Inc.	18,619	1,696,749
ANGI Homeservices, Inc. (1)	204,309	2,774,516
ANSYS, Inc. (1)	105,758	16,571,221
Appfolio, Inc. (1)	2,571	105,025
Applied Optoelectronics, Inc. (1)	5,213	130,638
Apptio, Inc. (1)	6,579	186,449
Aquantia Corp. (1)	1,150	18,055
Arista Networks, Inc. (1)	45,618	11,646,275
Aspen Technology, Inc. (1)	450,605	35,548,228
Atlassian Corporation Plc (1)	436,280	23,524,218
Autodesk, Inc. (1)	8,531	1,071,323
Avid Technology, Inc. (1)	6,485	29,442
Axcelis Technologies, Inc. (1)	8,792	216,283
Badger Meter, Inc.	7,962	375,408
Bel Fuse, Inc.	581	10,981
Benefitfocus, Inc. (1)	4,687	114,363
Black Knight, Inc. (1)	6,348	298,991
Blackbaud, Inc.	164,591	16,757,010
Blackhawk Network Holdings, Inc. (1)	15,569	695,934
Blackline, Inc. (1)	8,073	316,542
Blucora, Inc. (1)	2,810	69,126
Booz Allen Hamilton Holding Corp.	6,641	257,140
Bottomline Technologies, Inc. (1)	10,143	393,041
Box, Inc. (1)	23,045	473,575
Brightcove, Inc. (1)	10,321	71,731
Broadridge Financial Solutions, Inc.	5,882	645,197
Brooks Automation, Inc.	19,876	538,242
Cabot Microelectronics Corp.	7,203	771,513
Cadence Design Systems, Inc. (1)	98,750	3,631,037
CalAmp Corp. (1)	9,691	221,730
Callidus Software, Inc. (1)	19,306	694,051
Carbonite, Inc. (1)	7,182	206,842
Cardtronics Plc (1)	12,957	289,071
Care.com, Inc. (1)	3,623	58,946
Casa Systems, Inc. (1)	833	24,440
Cass Information Systems, Inc.	3,353	199,537
Cavium, Inc. (1)	9,405	746,569
CDK Global, Inc.	6,242	395,368
CDW Corp.	7,506	527,747
CEVA, Inc. (1)	6,290	227,698
ChannelAdvisor Corp. (1)	6,394	58,185
Ciena Corp. (1)	40,822	1,057,290
Cirrus Logic, Inc. (1)	18,295	743,326
Citrix Systems, Inc. (1)	116,014	10,766,099
Clearfield, Inc. (1)	3,154	40,687
Cloudera, Inc. (1)	28,218	608,944
Cognex Corp.	170,746	8,877,085
Coherent, Inc. (1)	1,227	229,940
Cohu, Inc.	1,290	29,425
CommerceHub, Inc. - Class A (1)	4,279	96,277
CommerceHub, Inc. - Class C (1)	7,899	177,649
CommScope Holding Co., Inc. (1)	4,833	193,175
CommVault Systems, Inc. (1)	11,172	639,038
Control4 Corp. (1)	6,721	144,367
CoreLogic, Inc. (1)	2,442	110,452
Cornerstone OnDemand, Inc. (1)	15,200	594,472
Coupa Software, Inc. (1)	9,202	419,795
CPI Card Group, Inc.	994	2,997
CSG Systems International, Inc.	7,756	351,269
CSRA, Inc.	8,126	335,035
CyberArk Software Ltd. (1)	26,869	1,370,856
CyberOptics Corp. (1)	939	16,902
Cypress Semiconductor Corp.	1,297	21,997
Daktronics, Inc.	5,651	49,785
Dell Technologies, Inc. - VMware, Inc. (1)	10,019	733,491
Diebold Nixdorf, Inc.	21,742	334,827
Digimarc Corp. (1)	2,673	64,018
Diodes, Inc. (1)	2,980	90,771
Dolby Laboratories, Inc.	72,135	4,584,901
DST Systems, Inc.	298	24,928
DXC Technology Co.	14,177	1,425,214
Eastman Kodak Co. (1)	3,784	20,244
Ebix, Inc.	6,909	514,720
Electronic Arts, Inc. (1)	19,455	2,358,724
Electronics For Imaging, Inc. (1)	13,286	363,106
Ellie Mae, Inc. (1)	58,101	5,341,806
EMCORE Corp. (1)	3,874	22,082
Endurance International Group Holdings, Inc. (1)	16,699	123,573
Entegris, Inc.	40,480	1,408,704
Envestnet, Inc. (1)	90,541	5,187,999
EPAM Systems, Inc. (1)	14,191	1,625,153
ePlus, Inc. (1)	3,717	288,811
Etsy, Inc. (1)	34,550	969,473
Euronet Worldwide, Inc. (1)	45,022	3,553,136
Everbridge, Inc. (1)	4,915	179,889
Everi Holdings, Inc. (1)	18,800	123,516
EVERTEC, Inc.	14,178	231,810
ExlService Holdings, Inc. (1)	191,600	10,685,532
Extreme Networks, Inc. (1)	32,691	361,889
F5 Networks, Inc. (1)	3,099	448,146
Fabrinet (1)	10,423	327,074
FactSet Research Systems, Inc.	1,905	379,895
Fair Isaac Corp. (1)	8,488	1,437,613
FARO Technologies, Inc. (1)	1,148	67,043
Fidelity National Information Services, Inc.	9,405	905,701
Finisar Corp. (1)	15,121	239,063
First Data Corp. (1)	23,864	381,824
Fiserv, Inc. (1)	20,816	1,484,389
Five9, Inc. (1)	15,088	449,472
FleetCor Technologies, Inc. (1)	4,476	906,390
FLIR Systems, Inc.	217,698	10,887,077
ForeScout Technologies, Inc. (1)	1,203	39,025
FormFactor, Inc. (1)	20,725	282,896
Fortinet, Inc. (1)	677,075	36,277,678
Gartner, Inc. (1)	4,398	517,293
Genpact Ltd.	7,644	244,532
Global Payments, Inc.	7,621	849,894
Glu Mobile, Inc. (1)	1,908	7,193
GoDaddy, Inc. (1)	6,295	386,639
Gogo, Inc. (1)	16,111	139,038
GrubHub, Inc. (1)	377,486	38,303,504
GTT Communications, Inc. (1)	8,864	502,589
Guidewire Software, Inc. (1)	193,212	15,617,326
Hackett Group, Inc.	6,699	107,586
Hortonworks, Inc. (1)	14,661	298,645
HubSpot, Inc. (1)	9,936	1,076,069
Ichor Holdings Ltd. (1)	5,199	125,868
II-VI, Inc. (1)	5,194	212,435
Immersion Corp. (1)	7,865	93,987
Imperva, Inc. (1)	9,769	422,998
Impinj, Inc. (1)	4,896	63,746
Information Services Group, Inc. (1)	5,558	23,232
Inphi Corp. (1)	12,035	362,253
Insight Enterprises, Inc. (1)	4,267	149,046
Instructure, Inc. (1)	6,302	265,629
Integrated Device Technology, Inc. (1)	112,054	3,424,370
InterActiveCorp (1)	3,499	547,174
Interdigital, Inc.	9,892	728,051
Internap Corp. (1)	5,497	60,467
Intevac, Inc. (1)	5,298	36,556
IPG Photonics Corp. (1)	84,077	19,621,890
Iteris, Inc. (1)	6,457	32,027
Itron, Inc. (1)	9,900	708,345
J2 Global, Inc.	77,636	6,127,033
Jack Henry & Associates, Inc.	3,886	470,012
KEMET Corp. (1)	15,669	284,079
KLA-Tencor Corp.	7,882	859,217
Kopin Corp. (1)	14,854	46,344
Lam Research Corp.	8,170	1,659,817
Lattice Semiconductor Corp. (1)	34,664	193,078
Limelight Networks, Inc. (1)	11,724	48,186
Littelfuse, Inc.	38,745	8,065,934
LivePerson, Inc. (1)	15,825	258,739
LogMeIn, Inc.	178,371	20,610,769
Lumentum Holdings, Inc. (1)	17,717	1,130,345
MACOM Technology Solutions Holdings, Inc. (1)	11,496	190,834
Majesco, Inc. (1)	1,055	5,338
Manhattan Associates, Inc. (1)	50,922	2,132,613
Match Group, Inc. (1)	1,854	82,392
Maxim Integrated Products, Inc.	14,123	850,487
MAXIMUS, Inc.	18,308	1,221,876
MaxLinear, Inc. (1)	17,496	398,034
Meet Group, Inc. (1)	2,988	6,245
MercadoLibre, Inc.	96,051	34,231,616
Mesa Laboratories, Inc.	906	134,487
Methode Electronics, Inc.	10,173	397,764
Microchip Technology, Inc.	58,923	5,383,205
Microsemi Corp. (1)	41,831	2,707,302
MicroStrategy, Inc. (1)	1,491	192,324
MicroVision, Inc. (1)	20,962	23,687
MINDBODY, Inc. (1)	12,206	474,813
Mitek Systems, Inc. (1)	9,383	69,434
MKS Instruments, Inc.	15,388	1,779,622
MobileIron, Inc. (1)	15,702	77,725
Model N, Inc. (1)	6,870	124,004
MoneyGram International, Inc. (1)	723	6,232
Monolithic Power Systems, Inc.	82,912	9,598,722
Monotype Imaging Holdings, Inc.	5,841	131,130
Motorola Solutions, Inc.	761	80,133
MuleSoft, Inc. (1)	6,952	305,749
Nanometrics, Inc. (1)	6,023	162,019
Napco Security Technologies, Inc. (1)	2,960	34,632
National Instruments Corp.	50,480	2,552,774
NCR Corp. (1)	6,067	191,232
NetApp, Inc.	11,462	707,091
New Relic, Inc. (1)	8,680	643,362
NIC, Inc.	18,317	243,616
Nice Ltd. - ADR (1)	158,562	14,893,729
Novanta, Inc. (1)	9,081	473,574
Nutanix, Inc. (1)	31,303	1,537,290
NVE Corp.	1,226	101,893
Oclaro, Inc. (1)	41,585	397,553
Okta, Inc. (1)	240,422	9,580,817
Ominto, Inc. (1)	2,891	8,297
ON Semiconductor Corp. (1)	74,457	1,821,218
OSI Systems, Inc. (1)	5,042	329,091
Palo Alto Networks, Inc. (1)	247,215	44,874,467
Pandora Media, Inc. (1)	12,083	60,777
Park City Group, Inc. (1)	3,482	30,468
Paychex, Inc.	16,087	990,798
Paycom Software, Inc. (1)	64,423	6,918,386
PCM, Inc. (1)	1,047	8,690
PDF Solutions, Inc. (1)	7,130	83,136
Pegasystems, Inc.	10,396	630,517
Perficient, Inc. (1)	786	18,015
Pixelworks, Inc. (1)	7,372	28,530
Plantronics, Inc.	9,411	568,142
Power Integrations, Inc.	132,839	9,079,546
Presidio, Inc. (1)	5,801	90,728
Progress Software Corp.	10,992	422,642
Proofpoint, Inc. (1)	61,140	6,948,561
PROS Holdings, Inc. (1)	52,986	1,749,068
PTC, Inc. (1)	42,296	3,299,511
Pure Storage, Inc. (1)	27,531	549,243
Q2 Holdings, Inc. (1)	56,480	2,572,664
QAD, Inc.	1,705	71,013
Qorvo, Inc. (1)	3,274	230,653
Qualys, Inc. (1)	145,936	10,616,844
Quantenna Communications, Inc. (1)	6,187	84,762
Quantum Corp. (1)	1,364	4,965
Quotient Technology, Inc. (1)	21,709	284,388
Radisys Corp. (1)	1,612	1,033
Rambus, Inc. (1)	8,571	115,109
Rapid7, Inc. (1)	7,895	201,875
RealPage, Inc. (1)	16,765	863,398
Red Hat, Inc. (1)	218,710	32,699,332
Reis, Inc.	2,470	52,982
Rogers Corp. (1)	5,185	619,815
Rosetta Stone, Inc. (1)	801	10,533
Rudolph Technologies, Inc. (1)	7,823	216,697
Sabre Corp.	8,613	184,749
SailPoint Technologies Holding, Inc. (1)	4,304	89,050
Science Applications International Corp.	12,253	965,536
Semtech Corp. (1)	255,982	9,996,097
SendGrid, Inc. (1)	1,751	49,273
ServiceNow, Inc. (1)	8,492	1,405,001
ServiceSource International, Inc. (1)	13,375	50,959
Shopify, Inc. (1)	20,008	2,492,797
Shutterstock, Inc. (1)	5,300	255,195
Silicon Laboratories, Inc. (1)	35,832	3,221,297
Skyworks Solutions, Inc.	9,144	916,777
SMART Global Holdings, Inc. (1)	1,604	79,943
Splunk, Inc. (1)	569,912	56,073,642
SPS Commerce, Inc. (1)	4,886	313,046
Square, Inc. (1)	79,317	3,902,396
SS&C Technologies Holdings, Inc.	7,948	426,331
Stamps.com, Inc. (1)	17,772	3,573,061
StarTek, Inc. (1)	2,650	25,917
Stratasys Ltd. (1)	7,469	150,724
Super Micro Computer, Inc. (1)	2,274	38,658
Switch, Inc.	1,242	19,760
Sykes Enterprises, Inc. (1)	981	28,390
Symantec Corp.	31,061	802,927
Synaptics, Inc. (1)	9,905	452,956
SYNNEX Corp.	1,687	199,741
Synopsys, Inc. (1)	121,594	10,121,485
Syntel, Inc. (1)	9,372	239,267
Tableau Software, Inc. (1)	201,695	16,300,990
Take-Two Interactive Software, Inc. (1)	42,119	4,118,396
Tech Data Corp. (1)	744	63,337
TechTarget, Inc. (1)	2,010	39,959
Telenav, Inc. (1)	3,951	21,335
Teradyne, Inc.	9,132	417,424
The Western Union Co.	23,061	443,463
Tintri, Inc. (1)	2,356	4,029
Total System Services, Inc.	9,107	785,570
Trade Desk, Inc. (1)	6,955	345,107
Trimble, Inc. (1)	9,736	349,328
TrueCar, Inc. (1)	20,246	191,527
TTEC Holdings, Inc.	3,909	120,006
TTM Technologies, Inc. (1)	5,825	89,064
Tucows, Inc. (1)	2,644	148,064
Twilio, Inc. (1)	17,762	678,153
Twitter, Inc. (1)	2,104	61,037
Tyler Technologies, Inc. (1)	16,259	3,429,999
Ubiquiti Networks, Inc. (1)	6,377	438,738
Ultimate Software Group, Inc. (1)	17,281	4,211,380
Ultra Clean Holdings, Inc. (1)	10,803	207,958
Unisys Corp. (1)	10,064	108,188
Universal Display Corp.	2,088	210,888
Upland Software, Inc. (1)	2,216	63,799
USA Technologies, Inc. (1)	13,621	122,589
Varonis Systems, Inc. (1)	5,637	341,039
VASCO Data Security International, Inc. (1)	708	9,169
VeriFone Systems, Inc. (1)	2,470	37,989
Verint Systems, Inc. (1)	2,852	121,495
VeriSign, Inc. (1)	4,280	507,437
Veritone, Inc. (1)	826	11,498
Versum Materials, Inc.	466	17,536
ViaSat, Inc. (1)	792	52,050
Viavi Solutions, Inc. (1)	24,111	234,359
VirnetX Holding Corp. (1)	13,763	54,364
Virtusa Corp. (1)	5,572	270,019
Web.com Group, Inc. (1)	10,670	193,127
Western Digital Corp.	2,114	195,059
WEX, Inc. (1)	91,755	14,370,668
Workday, Inc. (1)	380,804	48,403,996
Workiva, Inc. (1)	7,192	170,450
Worldpay, Inc. (1)	14,409	1,184,996
Xcerra Corp. (1)	12,982	151,240
Xilinx, Inc.	12,078	872,515
XO Group, Inc. (1)	5,267	109,290
Xperi Corp.	13,945	294,937
Yelp, Inc. (1)	22,798	951,817
Yext, Inc. (1)	6,598	83,465
Zebra Technologies Corp. (1)	2,624	365,235
Zendesk, Inc. (1)	28,446	1,361,710
Zillow Group, Inc. - Class A (1)	1,890	102,060
Zillow Group, Inc. - Class C (1)	3,748	201,642
Zix Corp. (1)	14,352	61,283
		820,813,121
Materials - 4.76%
A. Schulman, Inc.	8,174	351,482
AdvanSix, Inc. (1)	7,442	258,833
Albemarle Corp.	7,804	723,743
AptarGroup, Inc.	362,830	32,593,019
Ardagh Group SA	431	8,051
Avery Dennison Corp.	4,177	443,806
Axalta Coating Systems Ltd. (1)	10,666	322,007
Balchem Corp.	95,131	7,776,959
Ball Corp.	9,606	381,454
Berry Global Group, Inc. (1)	518,664	28,427,974
Boise Cascade Co.	2,221	85,731
Celanese Corp.	4,065	407,354
Century Aluminum Co. (1)	765	12,653
Chase Corp.	1,986	231,270
Chemours Co.	9,272	451,639
Coeur Mining, Inc. (1)	8,866	70,928
Compass Minerals International, Inc.	8,858	534,137
Crown Holdings, Inc. (1)	4,459	226,294
Eagle Materials, Inc.	2,371	244,332
Ferro Corp. (1)	23,759	551,684
Flotek Industries, Inc. (1)	1,672	10,199
FMC Corp.	6,714	514,091
Forterra, Inc. (1)	5,061	42,108
Freeport-McMoRan, Inc. (1)	13,558	238,214
Graphic Packaging Holding Co.	479,675	7,363,011
Greif, Inc. - Class A	6,266	327,399
Greif, Inc. - Class B	1,355	78,929
Hawkins, Inc.	512	17,997
HB Fuller Co.	10,832	538,675
Huntsman Corp.	4,839	141,541
Ingevity Corp. (1)	90,905	6,698,789
International Flavors & Fragrances, Inc.	56,968	7,799,489
International Paper Co.	18,813	1,005,179
KapStone Paper and Packaging Corp.	24,766	849,721
Klondex Mines Ltd. (1)	13,964	32,815
KMG Chemicals, Inc.	3,791	227,270
Koppers Holdings, Inc. (1)	6,118	251,450
Kraton Corp. (1)	1,740	83,015
Kronos Worldwide, Inc.	6,614	149,476
Louisiana-Pacific Corp.	39,014	1,122,433
Martin Marietta Materials, Inc.	116,513	24,153,145
Minerals Technologies, Inc.	5,867	392,796
Myers Industries, Inc.	6,719	142,107
Neenah, Inc.	4,041	316,814
NewMarket Corp.	12,881	5,174,040
OMNOVA Solutions, Inc. (1)	7,723	81,092
Owens-Illinois, Inc. (1)	6,363	137,823
Packaging Corporation of America	4,685	528,000
Platform Specialty Products Corp. (1)	5,143	49,527
PolyOne Corp.	23,035	979,448
PQ Group Holdings, Inc. (1)	3,008	42,022
Quaker Chemical Corp.	3,700	548,081
Rayonier Advanced Materials, Inc.	8,980	192,801
Reliance Steel & Aluminum Co.	69,873	5,990,911
Royal Gold, Inc.	1,190	102,185
RPM International, Inc.	6,052	288,499
Schweitzer-Mauduit International, Inc.	1,556	60,917
Scotts Miracle-Gro Co.	1,929	165,412
Sealed Air Corp.	4,574	195,721
Sensient Technologies Corp.	12,443	878,227
Silgan Holdings, Inc.	3,777	105,189
Southern Copper Corp.	3,702	200,574
Steel Dynamics, Inc.	1,505	66,551
Stepan Co.	3,656	304,106
Summit Materials, Inc. (1)	31,603	956,939
Trinseo S.A.	8,865	656,453
United States Lime & Minerals, Inc.	34	2,488
US Concrete, Inc. (1)	4,521	273,068
Valhi, Inc.	368	2,230
Valvoline, Inc.	328,000	7,258,640
Verso Corp. (1)	533	8,976
Vulcan Materials Co.	6,144	701,461
W.R. Grace & Co.	3,393	207,753
Westlake Chemical Corp.	908	100,924
Worthington Industries, Inc.	11,406	489,546
		153,349,617
Real Estate - 2.75%
Alexander's, Inc.	559	213,108
Altisource Portfolio Solutions S.A. (1)	3,056	81,167
American Assets Trust, Inc.	4,054	135,444
Americold Realty Trust	4,661	88,932
Armada Hoffler Properties, Inc.	11,183	153,095
Boston Properties, Inc.	1,148	141,457
CareTrust REIT, Inc.	19,984	267,786
CBRE Group, Inc. (1)	6,477	305,844
City Office REIT, Inc.	1,697	19,617
Clipper Realty, Inc.	451	3,820
Community Healthcare Trust, Inc.	977	25,148
Consolidated-Tomoka Land Co.	940	59,079
CoreSite Realty Corp.	52,380	5,251,619
Corporate Office Properties Trust	136,399	3,523,186
CubeSmart	6,202	174,896
CyrusOne, Inc.	3,993	204,482
Digital Realty Trust, Inc.	7,825	824,598
Douglas Emmett, Inc.	6,439	236,698
EastGroup Properties, Inc.	9,690	800,975
Equity Lifestyle Properties, Inc.	4,138	363,192
Extra Space Storage, Inc.	5,200	454,272
Federal Realty Investment Trust	1,416	164,412
First Industrial Realty Trust, Inc.	7,773	227,205
Four Corners Property Trust, Inc.	12,279	283,522
Gaming and Leisure Properties, Inc.	3,259	109,079
Global Medical REIT, Inc.	406	2,822
Gramercy Property Trust	6,946	150,937
HFF, Inc.	10,483	521,005
Hudson Pacific Properties, Inc.	126,789	4,124,446
Industrial Logistics Properties Trust (1)	1,906	38,768
Iron Mountain, Inc.	12,299	404,145
Jones Lang LaSalle, Inc.	141,414	24,696,541
Kennedy-Wilson Holdings, Inc.	18,102	314,975
Lamar Advertising Co.	3,718	236,688
LTC Properties, Inc.	4,454	169,252
Marcus & Millichap, Inc. (1)	4,463	160,936
Maui Land & Pineapple Co, Inc. (1)	1,885	21,960
MedEquities Realty Trust, Inc.	2,140	22,491
Monmouth Real Estate Investment Corp.	3,160	47,526
National Health Investors, Inc.	5,188	349,101
National Storage Affiliates Trust Co.	1,578	39,576
Newmark Group, Inc. (1)	1,937	29,423
NexPoint Residential Trust, Inc.	277	6,881
Outfront Media, Inc.	920	17,241
Physicians Realty Trust	28,194	438,981
PotlatchDeltic Corp.	17,135	891,877
PS Business Parks, Inc.	5,628	636,189
QTS Realty Trust, Inc.	13,967	505,885
Rafael Holdings, Inc. (1)	1,486	7,207
Redfin Corp. (1)	5,197	118,647
Retail Opportunity Investments Corp.	3,090	54,600
Rexford Industrial Realty, Inc.	9,162	263,774
RMR Group, Inc.	2,073	145,006
Ryman Hospitality Properties, Inc.	12,578	974,166
Sabra Health Care REIT, Inc.	8,920	157,438
Safety Income & Growth, Inc.	819	13,096
Saul Centers, Inc.	2,847	145,112
SBA Communications Corp. (1)	193,394	33,054,902
Tanger Factory Outlet Centers, Inc.	275	6,050
Taubman Centers, Inc.	1,440	81,950
Terreno Realty Corp.	126,269	4,357,543
The GEO Group, Inc.	7,781	159,277
Trinity Place Holdings, Inc. (1)	4,671	30,361
UMH Properties, Inc.	7,748	103,901
Universal Health Realty Income Trust	3,610	216,961
Urban Edge Properties	29,854	637,383
VICI Properties, Inc.	2,442	44,737
Washington Real Estate Investment Trust	8,499	232,023
		88,744,413
Telecommunication Services - 0.21%
Boingo Wireless, Inc. (1)	10,980	271,975
Cogent Communications Holdings, Inc.	12,053	523,100
Consolidated Communications Holdings, Inc.	10,136	111,091
Globalstar, Inc. (1)	102,409	70,406
IDT Corp.	2,972	18,635
Iridium Communications, Inc. (1)	262,589	2,954,126
Ooma, Inc. (1)	4,767	51,960
ORBCOMM, Inc. (1)	18,141	169,981
RingCentral, Inc. (1)	18,544	1,177,544
Shenandoah Telecommunications Co.	13,287	478,332
Vonage Holdings Corp. (1)	58,439	622,375
Zayo Group Holdings, Inc. (1)	9,353	319,499
		6,769,024
Utilities - 0.06%
American States Water Co.	7,118	377,681
Atlantic Power Corp. (1)	23,031	48,365
California Water Service Group	8,506	316,848
Chesapeake Utilities Corp.	506	35,597
Global Water Resources, Inc.	2,416	21,672
MGE Energy, Inc.	4,908	275,339
Middlesex Water Co.	3,967	145,589
New Jersey Resources Corp.	1,822	73,062
NRG Energy, Inc.	2,893	88,323
Ormat Technologies, Inc.	5,575	314,319
Pattern Energy Group, Inc.	4,634	80,122
Pure Cycle Corp. (1)	4,534	42,846
RGC Resources, Inc.	692	17,577
Southwest Gas Holdings, Inc.	1,443	97,590
Spark Energy, Inc.	2,855	33,832
York Water Co.	3,379	104,749
		2,073,511
Total Common Stocks (Cost $2,491,719,213)		$3,103,330,238

RIGHTS - 0.00% (2)
Healthcare - 0.00% (2)
Dyax Corp., expires 12/31/2019 (1)(4)	15,849	$57,056
Total Rights (Cost $35,670)		$57,056

SHORT-TERM INVESTMENTS - 4.17%
Money Market Funds - 4.17%
Goldman Sachs Financial Square Government Fund - Class I, 1.61% (3)	67,207,275	$67,207,275
JPMorgan U.S. Government Money Market Fund - Class I, 1.56% (3)	67,207,231	67,207,231
Total Short-Term Investments (Cost $134,414,506)		$134,414,506
TOTAL INVESTMENTS IN SECURITIES - 100.47%
(Cost $2,626,169,389)		$3,237,801,800
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.47)%		(15,050,551)
TOTAL NET ASSETS - 100.00%		$3,222,751,249

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security is categorized as Level 3 per the Trust's fair value hierarchy. The value of this security totals $57,056, which represents 0.00% of total net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Small/Mid Cap Value Fund
Schedule of Investments
March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.67%
Consumer Discretionary - 10.52%
1-800-Flowers.com, Inc. (1)	4,588	$54,138
Aaron's, Inc.	67,382	3,140,001
Abercrombie & Fitch Co.	17,827	431,592
Acushnet Holdings Corp.	540,609	12,482,662
Adient Plc	276,880	16,546,349
Adtalem Global Education, Inc.	15,615	742,493
Advance Auto Parts, Inc.	1,721	204,025
AMC Entertainment Holdings, Inc.	13,814	194,087
American Axle & Manufacturing Holdings, Inc. (1)	26,036	396,268
American Eagle Outfitters, Inc.	156,268	3,114,421
American Public Education, Inc. (1)	4,100	176,300
America's Car-Mart, Inc. (1)	1,260	63,567
Aramark	372,713	14,744,526
Ascena Retail Group, Inc. (1)	44,729	89,905
Ascent Capital Group, Inc. (1)	2,469	9,086
At Home Group, Inc. (1)	679	21,755
AutoNation, Inc. (1)	1,915	89,584
AutoZone, Inc. (1)	131	84,978
AV Homes, Inc. (1)	3,032	56,244
Barnes & Noble Education, Inc. (1)	10,374	71,477
Barnes & Noble, Inc.	14,823	73,374
Bassett Furniture Industries, Inc.	3,009	91,323
Beasley Broadcast Group, Inc.	1,733	19,583
Beazer Homes USA, Inc. (1)	8,151	130,008
Bed Bath & Beyond, Inc.	50,904	1,068,475
Belmond Ltd. (1)	23,507	262,103
Best Buy, Inc.	63,284	4,429,247
Big 5 Sporting Goods Corp.	5,332	38,657
Biglari Holdings, Inc. (1)	266	108,637
Bluegreen Vacations Corp.	1,068	22,610
Bojangles, Inc. (1)	425,850	5,898,022
Boot Barn Holdings, Inc. (1)	5,139	91,114
Borgwarner, Inc.	303,706	15,255,152
Boyd Gaming Corp.	2,373	75,604
Bridgepoint Education, Inc. (1)	583	3,929
Brinker International, Inc.	3,002	108,372
Brunswick Corp.	133,828	7,948,045
Buckle, Inc.	7,285	161,363
Build-A-Bear Workshop, Inc. (1)	3,144	28,768
Burlington Stores, Inc. (1)	945	125,827
Caesars Entertainment Corp. (1)	34,341	386,336
Caleres, Inc.	10,758	361,469
Callaway Golf Co.	24,638	403,078
Cambium Learning Group, Inc. (1)	2,771	31,035
Capella Education Company	165	14,413
Career Education Corp. (1)	17,358	228,084
Carriage Services, Inc.	2,086	57,699
Carrols Restaurant Group, Inc. (1)	10,025	112,280
Carvana Co. (1)	3,219	73,812
Cato Corp.	5,840	86,082
CBS Corp.	115,376	5,929,173
Central European Media Enterprises Ltd. (1)	20,844	87,545
Century Casinos, Inc. (1)	7,517	56,077
Century Communities, Inc. (1)	4,843	145,048
Chicos FAS, Inc.	32,522	293,999
Children's Place, Inc.	14,000	1,893,500
Cinemark Holdings, Inc.	3,490	131,468
Citi Trends, Inc.	3,598	111,214
Clarus Corp. (1)	5,051	34,094
Clear Channel Outdoor Holdings, Inc.	10,046	49,225
Columbia Sportswear Co.	95,485	7,297,919
Conn's, Inc. (1)	4,784	162,656
Container Store Group, Inc. (1)	3,655	19,883
Cooper Tire & Rubber Co.	13,361	391,477
Cooper-Standard Holdings, Inc. (1)	21,464	2,635,994
Core Mark Holding Company, Inc.	679,832	14,453,228
Crocs, Inc. (1)	5,110	83,037
CSS Industries, Inc.	2,167	37,922
D. R. Horton, Inc.	5,043	221,085
Daily Journal Corp. (1)	268	61,235
Dana, Inc.	399,254	10,284,783
Deckers Outdoor Corp. (1)	7,621	686,119
Del Frisco's Restaurant Group, Inc. (1)	5,672	86,498
Del Taco Restaurants, Inc. (1)	8,622	89,324
Delta Apparel, Inc. (1)	1,627	29,319
Denny's Corp. (1)	4,069	62,785
Dick's Sporting Goods, Inc.	555	19,453
Dillard's, Inc.	3,478	279,423
Dine Brands Global, Inc.	1,705	111,814
Discovery Communications, Inc. - Class A (1)	4,992	106,979
Discovery Communications, Inc. - Class C (1)	35,269	688,451
Dollar General Corp.	5,482	512,841
Dollar Tree, Inc. (1)	420	39,858
Drive Shack, Inc. (1)	7,844	37,494
DSW, Inc.	16,695	374,970
E.W. Scripps Co.	15,034	180,258
El Pollo Loco Holdings, Inc. (1)	5,150	48,925
Emerald Expositions Events, Inc.	522,076	10,170,040
Empire Resorts, Inc. (1)	566	9,767
Entercom Communications Corp.	8,391	80,973
Eros International Plc (1)	4,054	44,189
Escalade, Inc.	2,375	32,537
Ethan Allen Interiors, Inc.	6,242	143,254
Expedia Group, Inc.	46,954	5,184,191
Express, Inc. (1)	20,106	143,959
Extended Stay America, Inc.	876,784	17,334,020
Fiat Chrysler Automobiles NV (1)	164,050	3,366,306
Fiesta Restaurant Group, Inc. (1)	6,577	121,674
Finish Line, Inc.	9,218	124,812
Flexsteel Industries, Inc.	1,880	74,410
Fogo De Chao, Inc. (1)	2,296	36,162
Foot Locker, Inc.	70,462	3,208,839
Fossil Group, Inc. (1)	11,476	145,745
Fred's, Inc.	7,567	22,625
FTD Cos, Inc. (1)	3,864	14,065
Funko, Inc. (1)	1,573	12,914
Gaia, Inc. (1)	1,990	30,845
GameStop Corp.	3,361	42,416
Gannett Co., Inc.	28,910	288,522
Gap, Inc.	7,181	224,047
Garmin Ltd.	3,972	234,070
GCI Liberty, Inc. (1)	2,634	139,233
Genesco, Inc. (1)	5,018	203,731
Gentex Corp.	3,310	76,196
Gentherm, Inc. (1)	2,405	81,650
Genuine Parts Co.	2,960	265,926
G-III Apparel Group Ltd. (1)	11,215	422,581
Global Eagle Entertainment, Inc. (1)	11,632	17,099
GNC Holdings, Inc. (1)	16,947	65,415
Golden Entertainment, Inc. (1)	3,711	86,207
Goodyear Tire & Rubber Co.	121,046	3,217,403
Graham Holdings Co.	143	86,122
Gray Television, Inc. (1)	8,038	102,083
Green Brick Partners, Inc. (1)	5,615	61,203
Group 1 Automotive, Inc.	33,219	2,170,529
Guess, Inc.	15,462	320,682
H&R Block, Inc.	5,756	146,260
Hamilton Beach Brands Holding Co.	937	19,883
Harley-Davidson, Inc.	46,315	1,985,987
Hasbro, Inc.	84,859	7,153,614
Haverty Furniture, Inc.	4,590	92,488
Helen of Troy Ltd. (1)	3,850	334,950
Hemisphere Media Group, Inc. (1)	3,448	38,790
Hibbett Sports, Inc. (1)	4,807	115,128
Hilton Worldwide Holdings, Inc.	861	67,812
Houghton Mifflin Harcourt Co. (1)	8,924	62,022
Hovnanian Enterprises, Inc. (1)	25,645	46,930
Hudson Ltd. (1)	5,145	81,857
Hyatt Hotels Corp.	1,505	114,771
Iconix Brand Group, Inc. (1)	11,571	12,844
ILG, Inc.	24,970	776,817
International Game Technology Plc	3,568	95,373
International Speedway Corp.	6,192	273,067
Interpublic Group of Companies, Inc.	1,963	45,208
J. Alexander's Holdings, Inc. (1)	3,296	37,739
J.C. Penney Co., Inc. (1)	79,999	241,597
Jack in the Box, Inc.	165,068	14,085,252
John Wiley & Sons, Inc.	1,466	93,384
Johnson Outdoors, Inc.	1,176	72,912
K12, Inc. (1)	9,879	140,084
KB Home	110,467	3,142,786
Kirkland's, Inc. (1)	3,876	37,558
Kohl's Corp.	75,939	4,974,764
L Brands, Inc.	6,637	253,600
La Quinta Holdings, Inc. (1)	16,582	313,566
Lands End, Inc. (1)	3,491	81,515
Laureate Education, Inc. (1)	770,669	10,596,699
La-Z-Boy, Inc.	289,784	8,679,031
Lear Corp.	49,652	9,239,741
Leggett & Platt, Inc.	842	37,351
Lennar Corp. - Class A	8,396	494,860
Lennar Corp. - Class B	506	24,131
LGI Homes, Inc. (1)	1,448	102,185
Libbey, Inc.	5,273	25,785
Liberty Broadband Corp. - Class A (1)	808	68,518
Liberty Broadband Corp. - Class C (1)	3,440	294,774
Liberty Expedia Holdings, Inc. (1)	1,478	58,056
Liberty Interactive Corp. (1)	5,662	142,513
Liberty Media Group LLC - Class A (1)	760	22,260
Liberty Media Group LLC - Class C (1)	6,177	190,560
Liberty SiriusXM Group - Class A (1)	2,922	120,094
Liberty SiriusXM Group - Class C (1)	5,856	239,218
Liberty Tax, Inc.	1,575	15,907
Liberty TripAdvisor Holdings, Inc. (1)	18,698	201,003
Lifetime Brands, Inc.	2,470	30,628
Lions Gate Entertainment Corp. - Class A	584	15,072
Lions Gate Entertainment Corp. - Class B	1,253	30,160
Lithia Motors, Inc.	32,140	3,230,713
LKQ Corp. (1)	8,669	328,989
M.D.C. Holdings, Inc.	6,800	189,856
M/I Homes, Inc. (1)	5,590	178,042
Macy's, Inc.	79,018	2,349,995
Marcus Corp.	921	27,952
MarineMax, Inc. (1)	2,510	48,820
Marriott Vacations Worldwide Corp.	675	89,910
Mattel, Inc.	9,219	121,230
MDC Partners, Inc. (1)	10,251	73,807
Meredith Corp.	10,231	550,428
Meritage Homes Corp. (1)	9,360	423,540
MGM Resorts International	15,217	532,899
Michael Kors Holdings Ltd. (1)	4,354	270,296
Modine Manufacturing Co. (1)	12,754	269,747
Mohawk Industries, Inc. (1)	75,109	17,441,812
Monarch Casino & Resort, Inc. (1)	2,992	126,532
Morningstar, Inc.	33	3,152
Motorcar Parts of America, Inc. (1)	5,220	111,865
Movado Group, Inc.	3,953	151,795
MSG Networks, Inc. (1)	15,537	351,136
Murphy USA, Inc. (1)	125,838	9,161,006
National CineMedia, Inc.	15,757	81,779
National Vision Holdings, Inc. (1)	5,513	178,125
New Home Company, Inc. (1)	3,033	33,606
New Media Investment Group, Inc.	13,560	232,418
New York Times Co.	6,082	146,576
Newell Brands, Inc.	309,725	7,891,793
News Corp. - Class A	12,622	199,428
News Corp. - Class B	3,949	63,579
Nexstar Media Group, Inc.	208,800	13,885,200
Norwegian Cruise Line Holdings Ltd. (1)	6,580	348,543
Office Depot, Inc.	635,807	1,366,985
Omnicom Group, Inc.	30,952	2,249,282
Overstock.com, Inc. (1)	2,168	78,590
Oxford Industries, Inc.	2,548	189,979
Party City Holdings, Inc. (1)	8,864	138,278
Penn National Gaming, Inc. (1)	16,509	433,526
Penske Automotive Group, Inc.	44,297	1,963,686
Perry Ellis International, Inc. (1)	3,184	82,147
PICO Holdings, Inc.	4,448	50,930
Pier 1 Imports, Inc.	19,504	62,803
Pinnacle Entertainment, Inc. (1)	4,372	131,816
PlayAGS, Inc. (1)	947	22,027
Potbelly Corp. (1)	4,162	50,152
Pulte Group, Inc.	178,801	5,272,841
PVH Corp.	70,702	10,706,404
Ralph Lauren Corp.	1,829	204,482
RCI Hospitality Holdings, Inc.	2,216	62,912
Reading International, Inc. (1)	3,142	52,314
Red Lion Hotels Corp. (1)	4,167	40,628
Red Robin Gourmet Burgers, Inc. (1)	182	10,556
Regis Corp. (1)	9,759	147,654
Rent-A-Center, Inc.	11,375	98,166
Royal Caribbean Cruises Ltd.	5,645	664,642
Saga Communications, Inc.	908	33,823
Salem Media Group, Inc.	3,367	12,121
Sally Beauty Holdings, Inc. (1)	2,768	45,534
Scholastic Corp.	7,288	283,066
Sears Holdings Corp. (1)	2,553	6,817
Sequential Brands Group, Inc. (1)	9,330	19,453
ServiceMaster Global Holdings, Inc. (1)	154,275	7,844,884
Shiloh Industries, Inc. (1)	1,384	12,041
Shoe Carnival, Inc.	2,821	67,140
Signet Jewelers Ltd.	94,569	3,642,798
Sirius XM Holdings, Inc.	2,531	15,793
Six Flags Entertainment Corp.	220,300	13,715,878
Skechers USA, Inc. (1)	2,446	95,125
Sonic Automotive, Inc.	6,348	120,295
Sonic Corp.	4,179	105,436
Speedway Motorsports, Inc.	2,914	51,927
Standard Motor Products, Inc.	1,977	94,046
Stoneridge, Inc. (1)	6,866	189,502
Sturm, Ruger & Company, Inc.	22,500	1,181,250
Superior Industries International, Inc.	6,727	89,469
Systemax, Inc.	812	23,183
Tailored Brands, Inc.	8,588	215,215
Tapestry, Inc.	7,783	409,464
TEGNA, Inc.	7,092	80,778
Tempur Sealy International, Inc. (1)	954	43,207
Tenneco, Inc.	123,749	6,790,108
The Madison Square Garden Co. (1)	551	135,436
The Michaels Companies, Inc. (1)	801	15,788
Thor Industries, Inc.	22,700	2,614,359
Tiffany & Co.	3,556	347,279
Tilly's, Inc.	3,175	35,878
Toll Brothers, Inc.	61,758	2,671,034
TopBuild Corp. (1)	3,689	282,282
Tower International, Inc.	5,073	140,776
Townsquare Media, Inc.	2,383	18,897
Travelport Worldwide Ltd.	25,865	422,634
TRI Pointe Group, Inc. (1)	37,366	613,923
Tribune Media Co.	2,640	106,946
TripAdvisor, Inc. (1)	1,853	75,769
tronc, Inc. (1)	1,817	29,835
Under Armour, Inc. - Class A (1)	1,644	26,879
Under Armour, Inc. - Class C (1)	1,685	24,180
Unifi, Inc. (1)	4,320	156,600
Urban Outfitters, Inc. (1)	2,609	96,429
Vera Bradley, Inc. (1)	5,049	53,570
VF Corp.	2,777	205,831
Viacom, Inc. - Class A	329	13,028
Viacom, Inc. - Class B	11,577	359,582
Vista Outdoor, Inc. (1)	14,671	239,431
Visteon Corp. (1)	50,290	5,543,970
Vitamin Shoppe, Inc. (1)	4,904	21,332
VOXX International Corp. (1)	4,966	24,582
Weight Watchers International, Inc. (1)	452	28,801
Weyco Group, Inc.	1,754	58,934
Whirlpool Corp.	25,070	3,838,468
WideOpenWest, Inc. (1)	5,279	37,745
William Lyon Homes (1)	6,818	187,427
Williams-Sonoma, Inc.	2,234	117,866
Winnebago Industries, Inc.	973	36,585
Wolverine World Wide, Inc.	374,000	10,808,600
Wyndham Worldwide Corp.	42,700	4,886,161
Yum China Holdings, Inc.	1,623	67,355
ZAGG, Inc. (1)	1,926	23,497
Zoe's Kitchen, Inc. (1)	3,471	50,121
Zumiez, Inc. (1)	4,560	108,984
		405,007,094
Consumer Staples - 2.49%
Alico, Inc.	691	18,795
Brown Forman Corp. - Class A	86	4,586
Brown Forman Corp. - Class B	463	25,187
Bunge Ltd.	52,225	3,861,516
Cal-Maine Foods, Inc. (1)	7,323	320,015
Campbell Soup Co.	2,003	86,750
Casey's General Stores, Inc.	177,472	19,481,101
Central Garden & Pet Co. (1)	2,106	90,558
Central Garden & Pet Co. - Class A (1)	8,256	327,020
Clorox Co.	636	84,658
Coca-Cola European Partners Plc	128,787	5,365,266
Conagra Brands, Inc.	12,459	459,488
Coty, Inc.	15,407	281,948
Darling Ingredients, Inc. (1)	42,934	742,758
Dean Foods Co.	94,260	812,521
Diplomat Pharmacy, Inc. (1)	12,544	252,762
Edgewell Personal Care Co. (1)	1,761	85,972
Energizer Holdings, Inc.	90,800	5,409,864
Farmer Brothers Co. (1)	2,089	63,088
Flowers Foods, Inc.	744,291	16,270,201
Fresh Del Monte Produce, Inc.	55,789	2,523,894
Hormel Foods Corp.	8,878	304,693
Hostess Brands, Inc. (1)	19,455	287,739
HRG Group, Inc. (1)	1,826	30,111
Ingles Markets, Inc.	3,479	117,764
Ingredion, Inc.	24,755	3,191,415
Inter Parfums, Inc.	2,331	109,907
J & J Snack Foods Corp.	47,670	6,509,815
Kellogg Co.	630	40,956
Kroger Co.	148,800	3,562,272
Lamb Weston Holdings, Inc.	3,708	215,880
Lancaster Colony Corp.	45,440	5,595,482
Landec Corp. (1)	5,199	67,847
Limoneira Co.	1,971	46,772
MGP Ingredients, Inc.	373	33,417
Molson Coors Brewing Co.	5,684	428,176
Natural Grocers by Vitamin Cottage, Inc. (1)	2,406	17,227
Nature's Sunshine Products, Inc. (1)	2,679	29,469
Nomad Foods Ltd. (1)	262,159	4,126,383
Nu Skin Enterprises, Inc.	1,250	92,137
Oil-Dri Corp. of America	1,257	50,519
Orchids Paper Products Co. (1)	2,196	17,897
Pilgrim's Pride Corp. (1)	111,760	2,750,414
Pinnacle Foods, Inc.	3,907	211,369
Post Holdings, Inc. (1)	2,077	157,354
Revlon, Inc. (1)	1,915	39,449
Rite Aid Corp. (1)	17,874	30,028
Sanderson Farms, Inc.	20,424	2,430,864
Seaboard Corp.	9	38,385
Seneca Foods Corp. (1)	1,684	46,647
Smart & Final Stores, Inc. (1)	5,738	31,846
SpartanNash Co.	9,703	166,989
SUPERVALU, Inc. (1)	9,869	150,305
The Andersons, Inc.	7,323	242,391
The Chefs' Warehouse, Inc. (1)	518	11,914
The Hain Celestial Group, Inc. (1)	3,357	107,659
The Hershey Co.	489	48,391
The J. M. Smucker Co.	35,408	4,390,946
Tootsie Roll Industries, Inc.	1,201	35,369
TreeHouse Foods, Inc. (1)	1,295	49,560
Tyson Foods, Inc.	9,160	670,420
United Natural Foods, Inc. (1)	41,571	1,785,059
Universal Corp.	6,436	312,146
US Foods Holding Corp. (1)	6,823	223,590
Vector Group Ltd.	13,558	276,448
Village Super Market, Inc.	1,942	51,211
Weis Markets, Inc.	2,313	94,787
		95,797,367
Energy - 6.82%
Abraxas Petroleum Corp. (1)	2,676	5,941
Adams Resources & Energy, Inc.	520	22,620
Anadarko Petroleum Corp.	228,674	13,814,196
Andeavor	173,622	17,459,428
Antero Resources Corp. (1)	3,856	76,542
Apache Corp.	11,897	457,797
Approach Resources, Inc. (1)	11,164	29,138
Arch Coal, Inc.	4,929	452,877
Archrock, Inc.	19,462	170,292
Ardmore Shipping Corp. (1)	5,767	43,829
Baker Hughes a GE Co.	193,380	5,370,163
Basic Energy Services, Inc. (1)	4,536	65,500
Bonanza Creek Energy, Inc. (1)	4,813	133,368
Bristow Group, Inc.	9,157	119,041
C&J Energy Services, Inc. (1)	13,288	343,096
Cabot Oil & Gas Corp.	4,488	107,622
Cactus, Inc. (1)	4,857	130,799
California Resources Corp. (1)	11,167	191,514
Callon Petroleum Co. (1)	744,622	9,858,795
CARBO Ceramics, Inc. (1)	6,198	44,935
Carrizo Oil & Gas, Inc. (1)	151,000	2,416,000
Centennial Resource Development, Inc. (1)	5,203	95,475
Cheniere Energy, Inc. (1)	2,274	121,545
Chesapeake Energy Corp. (1)	27,933	84,358
Cimarex Energy Co.	30,697	2,870,169
Clean Energy Fuels Corp. (1)	41,714	68,828
Cloud Peak Energy, Inc. (1)	18,310	53,282
CNX Resources Corp. (1)	7,282	112,361
Concho Resources, Inc. (1)	4,843	728,048
CONSOL Energy, Inc. (1)	879	25,465
Contango Oil & Gas Company (1)	5,157	18,307
Continental Resources, Inc. (1)	304,408	17,944,852
CVR Energy, Inc.	3,917	118,372
Delek US Holdings, Inc.	20,578	837,525
Denbury Resources, Inc. (1)	101,425	277,904
Devon Energy Corp.	16,037	509,816
DHT Holdings, Inc.	21,432	72,869
Diamond Offshore Drilling, Inc. (1)	16,635	243,869
Diamondback Energy, Inc. (1)	80,024	10,124,636
Dorian LPG Ltd. (1)	5,219	39,090
Dril-Quip, Inc. (1)	9,782	438,234
Earthstone Energy, Inc. (1)	4,746	48,030
Eclipse Resources Corp. (1)	21,164	30,476
Energen Corp. (1)	283,737	17,835,708
Energy XXI Gulf Coast, Inc. (1)	6,040	23,194
Enerplus Corp.	222,946	2,510,372
Ensco Plc	111,811	490,850
EP Energy Corp. (1)	9,350	12,529
EQT Corp.	257,322	12,225,368
Era Group, Inc. (1)	4,761	44,515
Exterran Corp. (1)	8,115	216,670
Extraction Oil & Gas, Inc. (1)	3,815	43,720
Fairmount Santrol Holdings, Inc. (1)	4,080	17,340
Forum Energy Technologies, Inc. (1)	1,043,920	11,483,120
Franks International	12,588	68,353
Frontline Ltd./Bermuda	19,384	85,871
FTS International, Inc. (1)	4,849	89,173
GasLog Ltd.	10,693	175,900
Gastar Exploration, Inc. (1)	20,031	13,675
Gener8 Maritime, Inc. (1)	11,757	66,427
Geospace Technologies Corp. (1)	2,994	29,551
Golar LNG Ltd.	25,269	691,360
Green Plains, Inc.	10,233	171,914
Gulf Island Fabrication, Inc.	3,323	23,593
Gulfport Energy Corp. (1)	4,584	44,236
Halcon Resources Corp. (1)	34,845	169,695
Hallador Energy Co.	3,933	27,020
Helix Energy Solutions Group, Inc. (1)	35,709	206,755
Helmerich & Payne, Inc.	3,480	231,629
Hess Corp.	9,326	472,082
HighPoint Resources Corp. (1)	26,265	133,426
HollyFrontier Corp.	5,803	283,535
Independence Contract Drilling, Inc. (1)	8,625	32,603
International Seaways, Inc. (1)	7,561	133,074
Jagged Peak Energy, Inc. (1)	23,445	331,278
Jones Energy, Inc. (1)	10,117	8,094
Keane Group, Inc. (1)	1,090	16,132
Key Energy Services, Inc. (1)	2,678	31,386
Kosmos Energy Ltd. (1)	7,650	48,195
Liberty Oilfield Services, Inc. (1)	3,372	56,953
Mammoth Energy Services, Inc. (1)	2,045	65,563
Marathon Oil Corp.	27,971	451,172
Marathon Petroleum Corp.	237,608	17,371,521
Matador Resources Co. (1)	423,130	12,655,818
Matrix Service Co. (1)	6,785	92,955
McDermott International, Inc. (1)	425,600	2,591,904
Midstates Petroleum Co, Inc. (1)	2,850	37,991
Murphy Oil Corp.	56,082	1,449,159
Nabors Industries Ltd.	10,276	71,829
NACCO Industries, Inc.	1,033	33,934
National Oilwell Varco, Inc.	12,495	459,941
Natural Gas Services Group, Inc. (1)	3,034	72,361
Navios Maritime Acquisition Corp.	20,571	17,280
NCS Multistage Holdings, Inc. (1)	190	2,850
Newfield Exploration Co. (1)	86,900	2,122,098
Newpark Resources, Inc. (1)	21,144	171,266
Nine Energy Service, Inc. (1)	1,814	44,171
Noble Corp. Plc (1)	62,183	230,699
Noble Energy, Inc.	15,831	479,679
Nordic American Tankers Ltd.	37,275	72,314
Oasis Petroleum, Inc. (1)	69,162	560,212
Oceaneering International, Inc.	3,301	61,201
Oil States International, Inc. (1)	12,889	337,692
Overseas Shipholding Group, Inc. (1)	10,811	30,703
Pacific Ethanol, Inc. (1)	11,940	35,820
Panhandle Oil and Gas, Inc.	1,845	35,609
Par Petroleum Corp. (1)	4,982	85,541
Parker Drilling Co. (1)	32,224	20,462
Parsley Energy, Inc. (1)	184,956	5,361,874
Patterson-UTI Energy, Inc.	6,775	118,630
PBF Energy, Inc.	3,591	121,735
PDC Energy, Inc. (1)	17,090	837,923
Peabody Energy Corp.	17,139	625,574
Penn Virginia Corp. (1)	418	14,647
PHI, Inc. (1)	2,985	30,566
Pioneer Energy Services Corp. (1)	18,513	49,985
Pioneer Natural Resources Co.	52,628	9,040,438
ProPetro Holding Corp. (1)	4,925	78,258
QEP Resources, Inc. (1)	1,273,714	12,469,660
Quintana Energy Services, Inc. (1)	1,552	15,132
Range Resources Corp.	7,502	109,079
Ranger Energy Services, Inc. (1)	1,023	8,327
Renewable Energy Group, Inc. (1)	9,996	127,949
Resolute Energy Corp. (1)	5,254	182,051
REX American Resources Corp. (1)	1,482	107,890
Ring Energy, Inc. (1)	601	8,624
Rosehill Resources, Inc. (1)	488	2,865
Rowan Co. Plc (1)	29,938	345,485
RPC, Inc.	128	2,308
RSP Permian, Inc. (1)	280,408	13,145,527
SandRidge Energy, Inc. (1)	9,022	130,909
Scorpio Tankers, Inc.	72,052	141,222
SEACOR Holdings, Inc. (1)	4,164	212,780
SEACOR Marine Holdings, Inc. (1)	4,277	81,349
Select Energy Services, Inc. (1)	368,270	4,647,567
SemGroup Corp.	17,086	365,640
Ship Finance International Ltd.	15,754	225,282
SilverBow Resources, Inc. (1)	1,347	39,198
SM Energy Co.	3,701	66,729
Smart Sand, Inc. (1)	355	2,066
Southwestern Energy Co. (1)	19,121	82,794
SRC Energy, Inc. (1)	306,467	2,889,984
Stone Energy Corp. (1)	4,996	185,352
Superior Energy Services, Inc. (1)	312,543	2,634,737
Targa Resources Corp.	6,994	307,736
Teekay Corp.	16,545	133,849
Teekay Tankers Ltd.	51,576	61,375
TETRA Technologies, Inc. (1)	29,548	110,805
The Williams Companies, Inc.	23,187	576,429
Transocean Ltd. (1)	14,053	139,125
Ultra Petroleum Corp. (1)	45,488	189,685
Unit Corp. (1)	14,120	279,011
US Silica Holdings, Inc.	8,237	210,208
Valero Energy Corp.	105,200	9,759,404
W&T Offshore, Inc. (1)	22,643	100,308
Weatherford International Plc (1)	29,205	66,879
Westmoreland Coal Co. (1)	2,782	1,141
Whiting Petroleum Corp. (1)	2,964	100,302
WildHorse Resource Development Corp. (1)	12,643	241,355
World Fuel Services Corp.	2,162	53,077
WPX Energy, Inc. (1)	1,443,007	21,327,643
		262,552,513
Financials - 24.92%
1st Source Corp.	4,083	206,681
Access National Corp.	3,705	105,704
ACNB Corp.	1,896	55,458
Affiliated Managers Group, Inc.	1,826	346,173
AG Mortgage Investment Trust, Inc.	7,563	131,369
AGNC Investment Corp.	12,895	243,973
Alleghany Corp.	28,664	17,612,308
Allegiance Bancshares, Inc. (1)	783	30,654
Allstate Corp.	148,273	14,056,280
Ally Financial, Inc.	132,902	3,608,289
Ambac Financial Group, Inc. (1)	5,408	84,797
American Equity Investment Life Holding Co.	14,859	436,260
American Financial Group, Inc.	28,239	3,168,981
American National Bankshares, Inc.	2,222	83,547
American National Insurance Co.	248	29,006
Ameriprise Financial, Inc.	43,695	6,464,238
Ameris Bancorp	2,244	118,708
AMERISAFE, Inc.	4,913	271,443
Ames National Corp.	2,142	58,905
AmTrust Financial Services, Inc.	21,972	270,475
Annaly Capital Management, Inc.	326,346	3,403,789
Anworth Mortgage Asset Corp.	26,237	125,938
Aon Plc	77,645	10,895,923
Apollo Commercial Real Estate Finance, Inc.	27,244	489,847
Arch Capital Group Ltd. (1)	3,512	300,592
Ares Capital Corp.	1,138,025	18,060,457
Ares Commercial Real Estate Corp.	6,713	82,906
Argo Group International Holdings Ltd.	8,563	491,516
Arlington Asset Investment Corp.	5,453	60,201
ARMOUR Residential REIT, Inc.	10,706	249,236
Arrow Financial Corp.	3,026	102,733
Arthur J. Gallagher & Co.	171,263	11,770,906
Aspen Insurance Holdings Ltd.	1,390	62,342
Associated Banc Corp.	5,606	139,309
Associated Capital Group, Inc.	1,256	47,037
Assurant, Inc.	1,382	126,329
Assured Guaranty Ltd.	77,527	2,806,477
Athene Holding Ltd. - Class A(1)	238,533	11,404,263
Atlantic Capital Bancshares, Inc. (1)	4,891	88,527
Atlas Financial Holdings, Inc. (1)	1,436	14,863
Axis Capital Holdings Ltd.	2,741	157,799
B. Riley Financial, Inc.	5,436	106,002
Baldwin & Lyons, Inc.	2,796	61,512
Banc of California, Inc.	576,518	11,126,797
BancFirst Corp.	4,253	225,834
Banco Latinoamericano De Comerico	46,087	1,313,480
BancorpSouth Bank	532,067	16,919,731
Bank of Commerce Holdings	3,616	42,126
Bank of Hawaii Corp.	1,360	113,016
Bank of Marin Bancorp	1,659	114,388
Bank of NT Butterfield & Son Ltd.	513,276	23,035,827
Bank of the Ozarks, Inc.	2,151	103,829
BankFinancial Corp.	3,215	54,591
BankUnited, Inc.	358,046	14,314,679
Bankwell Financial Group, Inc.	1,295	41,803
Banner Corp.	8,450	468,890
Bar Harbor Bankshares	3,874	107,387
BCB Bancorp, Inc.	3,046	47,670
Bear State Financial, Inc.	4,957	50,809
Beneficial Bancorp, Inc.	17,813	276,992
Berkshire Hills Bancorp, Inc.	10,302	390,961
BGC Partners, Inc.	5,848	78,656
Blue Capital Reinsurance Holdings Ltd.	1,857	22,655
Blue Hills Bancorp, Inc.	3,369	70,244
Bofi Holding, Inc. (1)	8,767	355,327
BOK Financial Corp.	830	82,162
Boston Private Financial Holdings, Inc.	21,900	329,595
Bridge Bancorp, Inc.	4,956	166,274
Brookline Bancorp, Inc.	19,306	312,757
Brown & Brown, Inc.	7,746	197,058
Bryn Mawr Bank Corp.	4,514	198,390
BSB Bancorp, Inc. (1)	1,500	45,900
Byline Bancorp, Inc. (1)	4,124	94,563
C&F Financial Corp.	905	47,603
Cadence BanCorp	7,543	205,396
Camden National Corp.	4,064	180,848
Cannae Holdings, Inc. (1)	564,574	10,647,866
Capital City Bank Group, Inc.	2,680	66,330
Capitol Federal Financial, Inc.	33,549	414,330
Capstar Financial Holdings, Inc. (1)	1,830	34,459
Capstead Mortgage Corp.	23,800	205,870
Carolina Financial Corp.	1,053	41,362
Cathay General Bancorp	19,774	790,565
CBTX, Inc.	585	17,222
CenterState Bank Corp.	15,467	410,340
Central Pacific Financial Corp.	5,868	167,003
Central Valley Community Bancorp	2,346	45,888
Century Bancorp, Inc.	731	58,041
Charter Financial Corp.	2,215	45,164
Chemical Financial Corp.	243,839	13,333,117
Chemung Financial Corp.	745	34,620
Cherry Hill Mortgage Investment Corp.	3,166	55,532
Chimera Investment Corp.	118,146	2,056,922
Cincinnati Financial Corp.	5,102	378,875
CIT Group, Inc.	45,023	2,318,684
Citizens & Northern Corp.	2,706	62,482
Citizens Financial Group, Inc.	214,529	9,005,927
Citizens, Inc. (1)	12,829	93,908
City Holding Company	3,843	263,476
Civista Bancshares, Inc.	2,329	53,241
Clifton Bancorp, Inc.	4,634	72,522
CNA Financial Corp.	106,045	5,233,321
CNB Financial Corporation, Inc.	3,817	111,037
CNO Financial Group, Inc.	29,250	633,847
CoBiz Financial, Inc.	8,859	173,636
Codorus Valley Bancorp, Inc.	2,319	65,210
Columbia Banking System, Inc.	16,714	701,152
Comerica, Inc.	5,715	548,240
Commerce Bancshares, Inc.	3,132	187,638
Community Bank System, Inc.	12,675	678,873
Community Bankers Trust Corp. (1)	5,032	45,288
Community Financial Corp.	994	36,997
Community Trust Bancorp, Inc.	4,093	185,004
ConnectOne Bancorp, Inc.	5,671	163,325
County Bancorp, Inc.	1,353	39,521
Cowen, Inc. (1)	6,680	88,176
Crawford & Co.	1,879	15,445
Credit Acceptance Corp. (1)	38	12,556
Cullen/Frost Bankers, Inc.	1,855	196,760
Curo Group Holdings Corp. (1)	2,227	38,304
Customers Bancorp, Inc. (1)	7,883	229,789
CVB Financial Corp.	576,255	13,046,413
CYS Investments, Inc.	41,740	280,493
Dime Community Bancshares, Inc.	8,300	152,720
Discover Financial Services	342,034	24,602,506
DNB Financial Corp.	722	25,739
Donegal Group, Inc.	2,862	45,220
Donnelley Financial Solutions, Inc. (1)	903	15,505
Dynex Capital, Inc.	12,389	82,139
E*TRADE Financial Corp. (1)	161,712	8,960,462
Eagle Bancorp, Inc. (1)	1,541	92,229
East West Bancorp, Inc.	260,283	16,278,099
eHealth, Inc. (1)	404	5,781
Elevate Credit, Inc. (1)	4,235	29,984
Ellington Residential Mortgage REIT	2,531	27,740
EMC Insurance Group, Inc.	2,554	69,162
Employers Holdings, Inc.	8,367	338,445
Encore Capital Group, Inc. (1)	6,234	281,777
Enova International, Inc. (1)	6,160	135,828
Enstar Group Ltd. (1)	68,090	14,315,923
Entegra Financial Corp. (1)	1,464	42,456
Enterprise Bancorp, Inc.	2,308	81,449
Enterprise Financial Services Corp.	5,957	279,383
Equity Bancshares, Inc. (1)	1,994	78,085
Erie Indemnity Co.	248	29,175
ESSA Bancorp, Inc.	2,643	38,773
Essent Group Ltd. (1)	136,990	5,830,294
Evans Bancorp, Inc.	1,109	50,182
Everest Re Group Ltd.	58,380	14,993,152
EZCORP, Inc. (1)	13,288	175,402
F.N.B. Corp.	736,142	9,901,110
Farmers & Merchants Bancorp, Inc.	2,183	88,128
Farmers Capital Bank Corp.	1,963	78,422
Farmers National Banc Corp.	6,874	95,205
FB Financial Corp. (1)	1,727	70,099
FBL Financial Group, Inc.	2,693	186,760
FCB Financial Holdings, Inc. (1)	334,931	17,114,974
Federal Agricultural Mortgage Corp.	2,433	211,720
Federated Investors, Inc.	1,901	63,493
Federated National Holding Co.	3,567	56,252
Ferroglobe Representation & Warranty Insurance Trust (1)(4)	11,189	–
Fidelity Southern Corp.	5,698	131,453
Fifth Third Bancorp	658,358	20,902,866
Financial Institutions, Inc.	3,978	117,749
First American Financial Corp.	286,272	16,798,441
First Bancorp NC	7,612	271,368
First Bancorp PR (1)	49,991	300,946
First Bancorp, Inc.	2,468	69,055
First Bancshares, Inc.	2,677	86,333
First Busey Corp.	10,444	310,396
First Business Financial Services, Inc.	2,069	52,056
First Citizens Bancshares, Inc.	1,945	803,752
First Commonwealth Financial Corp.	25,235	356,571
First Community Bancshares, Inc.	4,516	134,803
First Connecticut Bancorp, Inc.	2,648	67,789
First Defiance Financial Corp.	2,457	140,835
First Financial Bancorp	16,023	470,275
First Financial Bankshares, Inc.	5,816	269,281
First Financial Corp.	2,989	124,342
First Financial Northwest, Inc.	1,686	28,240
First Foundation, Inc. (1)	4,715	87,416
First Guaranty Bancshares, Inc.	1,101	28,615
First Hawaiian, Inc.	1,794	49,927
First Horizon National Corp.	9,647	181,653
First Internet Bancorp	1,954	72,298
First Interstate BancSystem, Inc.	6,843	270,641
First Merchants Corp.	10,509	438,225
First Mid-Illinois Bancshares, Inc.	2,552	93,020
First Midwest Bancorp, Inc.	26,605	654,217
First Northwest Bancorp (1)	2,269	38,323
First of Long Island Corp.	4,683	128,535
First Republic Bank	1,033	95,666
FirstCash, Inc.	9,801	796,331
Flagstar Bancorp, Inc. (1)	5,592	197,957
Flushing Financial Corp.	7,182	193,627
FNB Bancorp	1,421	52,279
FNF Group	8,613	344,692
Franklin Financial Network, Inc. (1)	2,148	70,025
Fulton Financial Corp.	44,985	798,484
GAIN Capital Holdings, Inc.	9,312	62,856
GAMCO Investors, Inc.	1,597	39,654
Genworth Financial, Inc. (1)	131,761	372,884
German American Bancorp, Inc.	5,348	178,356
Glacier Bancorp, Inc.	274,077	10,519,075
Global Indemnity Ltd.	2,301	79,431
Granite Point Mortgage Trust, Inc.	11,321	187,249
Great Ajax Corp.	4,219	57,167
Great Southern Bancorp, Inc.	3,027	151,199
Great Western Bancorp, Inc.	15,396	619,997
Green Bancorp, Inc. (1)	5,153	114,654
Greene County Bancorp, Inc.	160	5,872
Greenhill & Co, Inc.	6,685	123,672
Greenlight Capital Re Ltd. (1)	8,316	133,472
Guaranty Bancorp	4,895	138,773
Hallmark Financial Services, Inc. (1)	4,390	39,159
Hamilton Lane, Inc.	1,490	55,473
Hancock Holding Co.	22,014	1,138,124
Hanmi Financial Corp.	8,168	251,166
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,318	259,701
Hanover Insurance Group, Inc.	1,420	167,404
HarborOne Bancorp, Inc. (1)	1,539	27,179
Harford Financial Services Group, Inc.	235,801	12,148,468
HCI Group, Inc.	882	33,657
Heartland Financial USA, Inc.	6,286	333,472
Heritage Commerce Corp.	8,325	137,196
Heritage Financial Corp.	7,647	233,998
Heritage Insurance Holdings, Inc.	4,959	75,178
Hilltop Holdings, Inc.	19,235	451,253
Hingham Institution for Savings	183	37,698
Home Bancorp, Inc.	1,813	78,267
Home Bancshares, Inc.	7,897	180,131
HomeStreet, Inc. (1)	7,146	204,733
HomeTrust Bancshares, Inc. (1)	4,194	109,254
Hope Bancorp, Inc.	33,845	615,641
Horace Mann Educators Corp.	217,686	9,306,076
Horizon Bancorp	512,654	15,384,747
Howard Bancorp, Inc. (1)	1,740	34,452
Huntington Bancshares, Inc.	1,753,624	26,479,722
IBERIABANK Corp.	209,831	16,366,818
Impac Mortgage Holdings, Inc. (1)	2,960	23,384
Independence Holding Co.	2,042	72,797
Independent Bank Corp. MA	193,755	13,863,170
Independent Bank Corp. MI	5,095	116,675
Independent Bank Group, Inc.	5,124	362,267
Infinity Property & Casualty Corp.	2,425	287,120
Interactive Brokers Group, Inc.	2,268	152,500
International Bancshares Corp.	14,258	554,636
INTL FCStone, Inc. (1)	4,140	176,695
Invesco Ltd.	11,308	361,969
Invesco Mortgage Capital, Inc.	29,331	480,442
Investar Holding Corp.	1,449	37,457
Investment Technology Group, Inc.	7,618	150,379
Investors Bancorp, Inc.	66,640	908,970
Investors Title Co.	120	23,988
James River Group Holdings Ltd.	6,319	224,135
Kearny Financial Corp.	20,400	265,200
Kemper Corp.	10,227	582,939
KeyCorp	568,655	11,117,205
Kingstone Cos, Inc.	2,609	43,831
KKR Real Estate Finance Trust, Inc.	4,293	86,118
Ladder Capital Corp.	20,133	303,606
Ladenburg Thalmann Financial Services, Inc.	23,386	76,472
Lakeland Bancorp, Inc.	12,213	242,428
Lakeland Financial Corp.	5,068	234,294
Lazard Ltd.	71,918	3,780,010
LCNB Corp.	2,225	42,275
LegacyTexas Financial Group, Inc.	170,110	7,284,110
Legg Mason, Inc.	106,616	4,333,940
LendingClub Corp. (1)	6,656	23,296
Leucadia National Corp.	8,154	185,340
Lincoln National Corp.	88,486	6,464,787
Loews Corp.	227,241	11,300,695
Luther Burbank Corp.	4,028	48,376
M&T Bank Corp.	4,664	859,855
Macatawa Bank Corp.	5,821	59,782
Maiden Holdings Ltd.	10,276	66,794
MainSource Financial Group, Inc.	6,238	253,575
Malvern Bancorp, Inc. (1)	1,450	37,700
Markel Corp. (1)	452	528,953
Marlin Business Services Corp.	1,617	45,842
Marsh & McLennan Companies, Inc.	74,591	6,160,471
MB Financial, Inc.	19,475	788,348
MBIA, Inc. (1)	23,115	214,045
MBT Financial Corp.	4,458	47,923
Medley Management, Inc.	1,405	8,008
Mercantile Bank Corp.	4,262	141,711
Merchants Bancorp	1,521	32,701
Mercury General Corp.	904	41,466
Meridian Bancorp, Inc.	10,245	206,437
Meta Financial Group, Inc.	2,157	235,544
Metropolitan Bank Holding Corp. (1)	777	32,719
MFA Financial, Inc.	12,798	96,369
MGIC Investment Corp. (1)	509,299	6,620,887
Middlefield Banc Corp.	686	33,683
Midland States Bancorp, Inc.	3,819	120,528
MidSouth Bancorp, Inc.	3,894	49,259
MidWestOne Financial Group, Inc.	2,830	94,211
Moody's Corp.	36,095	5,822,123
MTGE Investment Corp.	11,957	214,030
MutualFirst Financial, Inc.	1,495	54,194
Nasdaq OMX Group, Inc.	136,515	11,770,323
National Bank Holdings Corp.	4,138	137,588
National Bankshares, Inc.	1,778	80,099
National Commerce Corp. (1)	1,682	73,251
National General Holdings Corp.	78,347	1,904,616
National Western Life Group, Inc. - Class A	614	187,196
Nationstar Mortgage Holdings, Inc. (1)	7,939	142,584
Navient Corp.	581,836	7,633,688
Navigators Group, Inc.	447,705	25,810,193
NBT Bancorp, Inc.	11,061	392,444
Nelnet, Inc.	4,955	259,692
New Residential Investment Corp.	1,140,968	18,768,924
New York Community Bancorp, Inc.	15,661	204,063
New York Mortgage Trust, Inc.	155,070	919,565
NI Holdings, Inc. (1)	3,104	51,837
Nicolet Bankshares, Inc. (1)	2,190	120,603
NMI Holdings, Inc. (1)	12,466	206,312
Northeast Bancorp	2,023	41,471
Northern Trust Corp.	6,886	710,153
Northfield Bancorp, Inc.	10,300	160,783
Northrim BanCorp, Inc.	1,682	58,113
Northwest Bancshares, Inc.	24,338	403,037
Norwood Financial Corp.	1,405	42,276
OceanFirst Financial Corp.	10,208	273,064
Oconee Federal Financial Corp.	152	4,379
Ocwen Financial Corp. (1)	26,573	109,481
OFG Bancorp	11,443	119,579
Ohio Valley Banc Corp.	1,009	42,227
Old Line Bancshares, Inc.	1,968	64,944
Old National Bancorp	35,433	598,818
Old Point Financial Corp.	915	24,138
Old Republic International Corp.	7,849	168,361
Old Second Bancorp, Inc.	7,399	102,846
On Deck Capital, Inc. (1)	14,952	83,582
OneMain Holdings, Inc. (1)	2,317	69,371
Oppenheimer Holdings, Inc.	2,715	69,911
Opus Bank	1,616	45,248
Orchid Island Capital, Inc.	13,995	103,143
Oritani Financial Corp.	10,501	161,190
Orrstown Financial Services, Inc.	1,764	42,601
Owens Realty Mortgage, Inc.	2,436	35,517
Pacific Mercantile Bancorp (1)	3,353	32,021
Pacific Premier Bancorp, Inc. (1)	6,908	277,702
PacWest Bancorp	235,997	11,688,931
Park National Corp.	3,421	354,963
Parke Bancorp, Inc.	1,432	29,786
PCSB Financial Corp. (1)	4,500	94,410
Peapack Gladstone Financial Corp.	4,968	165,882
PennantPark Investment Corp.	163,500	1,092,180
Penns Woods Bancorp, Inc.	1,092	46,203
PennyMac Mortgage Investment Trust	16,674	300,632
Peoples Bancorp of North Carolina, Inc.	1,204	36,987
Peoples Bancorp, Inc.	4,084	144,778
Peoples Financial Services Corp.	1,883	85,959
People's United Financial, Inc.	11,383	212,407
People's Utah Bancorp	3,047	98,418
PHH Corp. (1)	8,872	92,801
Pinnacle Financial Partners, Inc.	1,615	103,683
Piper Jaffray Cos.	44,945	3,732,682
PJT Partners, Inc.	4,820	241,482
Popular, Inc.	43,806	1,823,206
PRA Group, Inc. (1)	4,617	175,446
Premier Financial Bancorp, Inc.	2,497	46,469
Principal Financial Group, Inc.	39,093	2,381,155
ProAssurance Corp.	1,761	85,497
Prospect Capital Corp.	136,400	893,420
Prosperity Bancshares, Inc.	2,197	159,568
Provident Bancorp, Inc. (1)	789	20,948
Provident Financial Holdings, Inc.	1,405	25,416
Provident Financial Services, Inc.	16,410	419,932
Prudential Bancorp, Inc.	1,942	35,228
Pzena Investment Management, Inc.	1,283	14,280
QCR Holdings, Inc.	3,069	137,645
Radian Group, Inc.	345,581	6,579,862
Raymond James Financial, Inc.	207,576	18,559,370
RBB Bancorp	2,193	57,829
Redwood Trust, Inc.	19,878	307,513
Regional Management Corp. (1)	2,698	85,904
Regions Financial Corp.	939,217	17,450,652
Reinsurance Group of America, Inc.	236,122	36,362,788
Reliant Bancorp, Inc.	1,832	41,751
RenaissanceRe Holdings Ltd.	1,198	165,935
Renasant Corp.	11,872	505,272
Republic Bancorp, Inc.	2,362	90,465
Republic First Bancorp, Inc. (1)	9,781	85,095
Resource Capital Corp.	7,454	70,888
Riverview Bancorp, Inc.	5,400	50,436
RLI Corp.	1,700	107,763
S & T Bancorp, Inc.	8,833	352,790
Safeguard Scientifics, Inc. (1)	4,734	57,991
Safety Insurance Group, Inc.	3,929	301,944
Sandy Spring Bancorp, Inc.	8,290	321,320
Santander Consumer USA Holdings, Inc.	4,932	80,392
Seacoast Banking Corp. of Florida (1)	11,139	294,849
SEI Investments Co.	171,500	12,847,065
Selective Insurance Group, Inc.	204,641	12,421,709
Shore Bancshares, Inc.	3,267	61,616
SI Financial Group, Inc.	2,701	38,894
Sierra Bancorp	3,217	85,701
Signature Bank (1)	731	103,765
Simmons First National Corp.	21,477	611,021
SLM Corp. (1)	723,464	8,110,031
SmartFinancial, Inc. (1)	1,688	39,769
South State Corp.	93,472	7,973,162
Southern First Bancshares, Inc. (1)	1,557	69,286
Southern Missouri Bancorp, Inc.	1,745	63,867
Southern National Bancorp of Virginia, Inc.	5,774	91,460
Southside Bancshares, Inc.	7,251	251,908
Starwood Property Trust, Inc.	88,726	1,858,810
State Auto Financial Corp.	4,300	122,851
State Bank Financial Corp.	9,394	281,914
State Street Corp.	71,478	7,128,501
Sterling Bancorp	55,617	1,254,163
Sterling Bancorp Inc.	4,322	58,390
Stewart Information Services Corp.	5,349	235,035
Stifel Financial Corp.	17,429	1,032,320
Stock Yards Bancorp, Inc.	5,440	190,944
Summit Financial Group, Inc.	2,931	73,304
SunTrust Banks, Inc.	313,445	21,326,798
Sutherland Asset Management Corp.	5,397	81,765
SVB Financial Group (1)	451	108,245
Synchrony Financial	680,717	22,824,441
Synovus Financial Corp.	3,935	196,514
T. Rowe Price Group, Inc.	6,555	707,743
TCF Financial Corp.	174,297	3,975,715
TD Ameritrade Holding Corp.	178,840	10,592,693
Territorial Bancorp, Inc.	2,289	67,892
Texas Capital Bancshares, Inc. (1)	142,263	12,789,444
TFS Financial Corp.	1,688	24,797
The Bancorp, Inc. (1)	12,778	138,002
Third Point Reinsurance Ltd. (1)	11,812	164,777
Timberland Bancorp, Inc.	1,647	50,069
Tiptree, Inc.	7,421	47,123
Tompkins Financial Corp.	3,616	273,948
Torchmark Corp.	44,676	3,760,379
Towne Bank	16,840	481,624
TPG RE Finance Trust, Inc.	5,952	118,385
TriCo Bancshares	5,205	193,730
TriState Capital Holdings, Inc. (1)	4,362	101,416
Triumph Bancorp, Inc. (1)	4,513	185,936
TrustCo Bank Corp.	24,111	203,738
Trustmark Corp.	17,410	542,496
Two Harbors Investment Corp.	5,790	88,992
Two River Bancorp	1,738	31,371
UMB Financial Corp.	11,738	849,714
Umpqua Holdings Corp.	57,789	1,237,262
Union Bankshares Corp.	14,366	527,376
United Bankshares, Inc.	25,855	911,389
United Community Banks, Inc.	19,293	610,623
United Community Financial Corp.	13,497	133,080
United Financial Bancorp, Inc.	13,357	216,383
United Fire Group, Inc.	154,306	7,385,085
United Insurance Holdings Corp.	1,626	31,122
United Security Bancshares	3,174	34,120
Unity Bancorp, Inc.	1,818	39,996
Universal Insurance Holdings, Inc.	65,389	2,085,909
Univest Corp. of Pennsylvania	7,825	216,752
Unum Group	177,549	8,453,108
Validus Holdings Ltd.	2,542	171,458
Valley National Bancorp	67,719	843,779
Value Line, Inc.	333	6,094
Veritex Holdings, Inc. (1)	2,628	72,717
Virtus Investment Partners, Inc.	1,600	198,080
Voya Financial, Inc.	75,788	3,827,294
W.R. Berkley Corp.	132,601	9,640,093
Waddell & Reed Financial, Inc.	18,939	382,757
Walker & Dunlop, Inc.	1,099	65,303
Washington Federal, Inc.	22,568	780,853
Washington Trust Bancorp, Inc.	3,870	208,012
Waterstone Financial, Inc.	6,063	104,890
Webster Financial Corp.	3,003	166,366
WesBanco, Inc.	10,817	457,559
West Bancorporation, Inc.	3,045	77,952
Westamerica Bancorporation	6,484	376,591
Western Alliance Bancorp (1)	1,393	80,947
Western Asset Mortgage Capital Corp.	10,230	99,129
Western New England Bancorp, Inc.	6,717	71,536
White Mountains Insurance Group Ltd.	122	100,347
Willis Towers Watson Plc	4,066	618,805
Wintrust Financial Corp.	14,475	1,245,574
WMIH Corp. (1)	52,288	74,249
World Acceptance Corp. (1)	1,547	162,899
WSFS Financial Corp.	5,981	286,490
XL Group Ltd.	199,780	11,039,843
Zions Bancorp	75,354	3,973,416
		959,043,567
Healthcare - 5.15%
AAC Holdings, Inc. (1)	2,698	30,973
Abeona Therapeutics, Inc. (1)	7,313	104,942
Acadia Healthcare Co., Inc. (1)	2,588	101,398
Accelerate Diagnostics, Inc. (1)	260	5,941
Acceleron Pharma, Inc. (1)	1,571	61,426
Aceto Corp.	7,339	55,776
Achillion Pharmaceuticals, Inc. (1)	35,028	129,954
Acorda Therapeutics, Inc. (1)	9,648	228,175
Adamas Pharmaceuticals, Inc. (1)	2,168	51,815
Advaxis, Inc. (1)	687	1,161
Agenus, Inc. (1)	2,217	10,442
Agilent Technologies, Inc.	8,045	538,210
Agios Pharmaceuticals, Inc. (1)	130	10,631
Aileron Therapeutics, Inc. (1)	505	4,106
Akcea Therapeutics, Inc. (1)	996	25,508
Akorn, Inc. (1)	17,123	320,371
Alder Biopharmaceuticals, Inc. (1)	13,625	173,037
Allena Pharmaceuticals, Inc. (1)	309	3,405
Allscripts Healthcare Solutions, Inc. (1)	609,448	7,526,683
Almost Family, Inc. (1)	2,460	137,760
Alnylam Pharmaceuticals, Inc. (1)	370	44,067
AMAG Pharmaceuticals, Inc. (1)	9,068	182,720
American Renal Associates Holdings, Inc. (1)	217	4,090
AMN Healthcare Services, Inc. (1)	207,680	11,785,840
Analogic Corp.	108,666	10,421,069
AngioDynamics, Inc. (1)	9,309	160,580
Anika Therapeutics, Inc. (1)	717	35,649
Apellis Pharmaceuticals, Inc. (1)	646	14,283
Aratana Therapeutics, Inc. (1)	492	2,170
Ardelyx, Inc. (1)	8,460	42,723
ARMO BioSciences, Inc. (1)	456	17,059
Array BioPharma, Inc. (1)	6,179	100,841
Arsanis, Inc. (1)	345	7,897
Atara Biotherapeutics, Inc. (1)	8,427	328,653
Athenex, Inc. (1)	603	10,257
Audentes Therapeutics, Inc. (1)	376	11,299
Bellicum Pharmaceuticals, Inc. (1)	1,916	12,569
BioCryst Pharmaceuticals, Inc. (1)	3,600	17,172
Biohaven Pharmaceutical Holding Co. Ltd. (1)	934	24,060
Bio-Rad Laboratories, Inc. (1)	685	171,305
BioScrip, Inc. (1)	25,769	63,392
BioTime, Inc. (1)	20,550	55,279
Bluebird Bio, Inc. (1)	7,691	1,313,238
Boston Scientific Corp. (1)	211,169	5,769,137
Brookdale Senior Living, Inc. (1)	6,214	41,696
Bruker Corp.	70,347	2,104,782
Calyxt, Inc. (1)	573	7,518
Cara Therapeutics, Inc. (1)	868	10,746
Cardinal Health, Inc.	182,292	11,426,063
Celldex Therapeutics, Inc. (1)	35,756	83,311
Centene Corp. (1)	157,011	16,779,766
Cerus Corp. (1)	3,167	17,355
Chimerix, Inc. (1)	11,065	57,538
Clearside Biomedical, Inc. (1)	2,518	27,018
Codexis, Inc. (1)	615	6,765
Collegium Pharmaceutical, Inc. (1)	6,030	154,066
Community Health Systems, Inc. (1)	23,776	94,153
Computer Programs & Systems, Inc.	1,340	39,128
Concert Pharmaceuticals, Inc. (1)	2,601	59,563
ConforMIS, Inc. (1)	11,668	16,919
CONMED Corp.	7,014	444,197
Corvus Pharmaceuticals, Inc. (1)	1,819	20,973
Cross Country Healthcare, Inc. (1)	5,422	60,238
CryoLife, Inc. (1)	2,369	47,498
Cue Biopharma, Inc. (1)	641	9,006
DaVita, Inc. (1)	112,398	7,411,524
Deciphera Pharmaceuticals, Inc. (1)	490	9,820
Denali Therapeutics, Inc. (1)	1,132	22,289
Dentsply Sirona, Inc.	7,414	372,998
Dermira, Inc. (1)	1,604	12,816
Dova Pharmaceuticals, Inc. (1)	341	9,248
Dynavax Technologies Corp. (1)	14,628	290,366
Editas Medicine, Inc. (1)	2,715	90,002
Emergent BioSolutions, Inc. (1)	4,618	243,138
Enanta Pharmaceuticals, Inc. (1)	3,967	320,970
Endo International Plc (1)	7,278	43,231
Ensign Group, Inc.	85,656	2,252,753
Envision Healthcare Corp. (1)	301,724	11,595,253
Enzo Biochem, Inc. (1)	433	2,373
Epizyme, Inc. (1)	3,128	55,522
Evolent Health, Inc. (1)	11,626	165,670
Fate Therapeutics, Inc. (1)	9,311	90,875
Five Prime Therapeutics, Inc. (1)	8,579	147,387
FONAR Corp. (1)	151	4,500
G1 Therapeutics, Inc. (1)	891	33,012
Genocea Biosciences, Inc. (1)	823	864
Haemonetics Corp. (1)	2,648	193,728
Halyard Health, Inc. (1)	12,216	562,913
HCA Healthcare, Inc.	48,800	4,733,600
Heron Therapeutics, Inc. (1)	1,925	53,130
Hill-Rom Holdings, Inc.	123	10,701
HMS Holdings Corp. (1)	3,150	53,046
Hologic, Inc. (1)	3,852	143,911
Horizon Pharma Plc (1)	42,003	596,443
ICON Plc (1)	61,147	7,223,907
ICU Medical, Inc. (1)	40,708	10,274,699
Idera Pharmaceuticals, Inc. (1)	2,834	5,215
Immune Design Corp. (1)	6,784	22,387
Immunomedics, Inc. (1)	16,317	238,391
Impax Laboratories, Inc. (1)	18,871	367,041
Insmed, Inc. (1)	2,866	64,542
Integer Holdings Corp. (1)	46,186	2,611,818
Intellia Therapeutics, Inc. (1)	4,326	91,235
Intra-Cellular Therapies, Inc. (1)	10,852	228,435
Intrexon Corp. (1)	510	7,818
Invacare Corp.	8,295	144,333
Iovance Biotherapeutics, Inc. (1)	17,580	297,102
IQVIA Holdings, Inc. (1)	73,040	7,165,954
Jazz Pharmaceuticals Plc (1)	41,558	6,274,842
Kala Pharmaceuticals, Inc. (1)	1,028	16,273
Karyopharm Therapeutics, Inc. (1)	7,091	95,161
Kindred Biosciences, Inc. (1)	5,583	48,293
Kindred Healthcare, Inc. (1)	21,825	199,699
Laboratory Corp. of America Holdings (1)	101,689	16,448,196
Lannet, Inc. (1)	65,228	1,046,909
Lantheus Holdings, Inc. (1)	496	7,886
LHC Group, Inc. (1)	235	14,467
LifePoint Health, Inc. (1)	35,803	1,682,741
LivaNova Plc (1)	12,570	1,112,445
Luminex Corp.	5,537	116,665
MacroGenics, Inc. (1)	6,207	156,168
Magellan Health, Inc. (1)	36,742	3,935,068
Mallinckrodt Plc (1)	65,670	950,902
McKesson Corp.	86,681	12,210,752
Medicines Co. (1)	1,468	48,356
MediciNova, Inc. (1)	1,487	15,197
MEDNAX, Inc. (1)	3,001	166,946
Medpace Holdings, Inc. (1)	2,489	86,891
Melinta Therapeutics, Inc. (1)	3,740	27,676
Menlo Therapeutics, Inc. (1)	463	17,400
Meridian Bioscience, Inc.	1,250	17,750
Merrimack Pharmaceuticals, Inc.	978	7,873
Mersana Therapeutics, Inc. (1)	987	15,565
Minerva Neurosciences, Inc. (1)	797	4,981
Miragen Therapeutics, Inc. (1)	501	3,512
Momenta Pharmaceuticals, Inc. (1)	14,803	268,674
Mylan (1)	17,546	722,369
MyoKardia, Inc. (1)	497	24,254
Myriad Genetics, Inc. (1)	16,792	496,204
NanoString Technologies, Inc. (1)	3,003	22,553
NantHealth, Inc. (1)	3,740	11,407
NantKwest, Inc. (1)	6,755	26,277
National HealthCare Corp.	2,875	171,436
National Research Corp.	243	7,108
Natus Medical, Inc. (1)	215,930	7,266,044
Neos Therapeutics, Inc. (1)	538	4,465
Novavax, Inc. (1)	49,823	104,628
Novelion Therapeutics, Inc. (1)	3,205	11,218
Nymox Pharmaceutical Corp. (1)	4,590	19,416
Obalon Therapeutics, Inc. (1)	585	2,007
Odonate Therapeutics, Inc. (1)	506	10,717
OPKO Health, Inc. (1)	9,232	29,265
Optinose, Inc. (1)	304	6,086
OraSure Technologies, Inc. (1)	716	12,093
Orthofix International (1)	3,528	207,376
OrthoPediatrics Corp. (1)	242	3,645
Otonomy, Inc. (1)	6,631	27,850
Owens & Minor, Inc.	15,870	246,779
Patterson Companies, Inc.	2,437	54,175
PDL BioPharma, Inc. (1)	38,058	111,891
PerkinElmer, Inc.	2,921	221,178
Perrigo Co. Plc	4,346	362,196
PetIQ, Inc. (1)	458	12,183
Phibro Animal Health Corp.	377	14,967
Portola Pharmaceuticals, Inc. (1)	1,027	33,542
Premier, Inc. (1)	1,305	40,860
Protagonist Therapeutics, Inc. (1)	1,568	13,469
Prothena Corporation Plc (1)	2,344	86,048
PTC Therapeutics, Inc. (1)	1,907	51,603
QIAGEN NV - NASDAQ Listed (1)	4,936	159,482
Quality Systems, Inc. (1)	4,562	62,271
Quanterix Corp. (1)	377	6,424
Quest Diagnostics, Inc.	4,493	450,648
Quotient Ltd. (1)	2,016	9,495
R1 RCM, Inc. (1)	2,790	19,921
Recro Pharma, Inc. (1)	3,412	37,566
REGENXBIO, Inc. (1)	5,133	153,220
resTORbio, Inc. (1)	665	6,371
Retrophin, Inc. (1)	9,938	222,214
Rhythm Pharmaceuticals, Inc. (1)	500	9,950
Rockwell Medical, Inc. (1)	854	4,449
RTI Surgical, Inc. (1)	3,052	14,039
Sarepta Therapeutics, Inc. (1)	3,737	276,874
scPharmaceuticals, Inc. (1)	513	6,361
Sienna Biopharmaceuticals, Inc. (1)	1,038	19,494
Sientra, Inc. (1)	3,915	37,819
Solid Biosciences, Inc. (1)	646	4,845
Spectrum Pharmaceuticals, Inc. (1)	22,701	365,259
Spero Therapeutics, Inc. (1)	338	4,817
Stemline Therapeutics, Inc. (1)	5,589	85,512
STERIS Plc	2,755	257,207
Syndax Pharmaceuticals, Inc. (1)	55	783
Teleflex, Inc.	1,238	315,665
Tetraphase Pharmaceuticals, Inc. (1)	12,153	37,310
The Cooper Companies, Inc.	355	81,228
The Providence Service Corp. (1)	459	31,735
Tivity Health, Inc. (1)	3,336	132,272
Tocagen, Inc. (1)	282	3,342
Trevena, Inc. (1)	15,326	25,135
Triple-S Management Corp. (1)	4,691	122,623
United Therapeutics Corp. (1)	1,406	157,978
Universal Health Services, Inc.	46,546	5,511,512
Utah Medical Products, Inc.	75	7,414
Voyager Therapeutics, Inc. (1)	4,376	82,225
WellCare Health Plans, Inc. (1)	115	22,267
Zimmer Holdings, Inc.	36,663	3,997,734
Zogenix, Inc. (1)	2,304	92,275
		198,158,655
Industrials - 16.65%
AAR Corp.	8,689	383,272
ABM Industries, Inc.	7,251	242,763
Acacia Research Corp. (1)	2,169	7,591
ACCO Brands Corp.	27,206	341,435
Actuant Corp.	7,647	177,793
Acuity Brands, Inc.	440	61,244
ADT, Inc.	1,334	10,579
Advanced Disposal Services, Inc. (1)	287,490	6,405,277
AECOM (1)	5,193	185,027
Aegion Corp. (1)	8,294	190,016
AeroVironment, Inc. (1)	5,384	245,026
AGCO Corp.	2,203	142,865
Air Lease Corp.	135,980	5,795,468
Aircastle Ltd.	12,257	243,424
Alamo Group, Inc.	320	35,168
Alaska Air Group, Inc.	686	42,505
Albany International Corp.	1,600	100,320
Allison Transmission Holdings, Inc.	500,700	19,557,342
Altra Industrial Motion Corp.	178,210	8,188,749
AMERCO	163	56,251
Ameresco, Inc. (1)	5,081	66,053
American Airlines Group, Inc.	185,490	9,638,060
American Railcar Industries, Inc.	1,889	70,667
AMETEK, Inc.	200,846	15,258,271
ARC Document Solutions, Inc. (1)	8,870	19,514
ArcBest Corp.	5,917	189,640
Arconic, Inc.	246,401	5,677,079
Armstrong Flooring, Inc. (1)	5,730	77,756
Armstrong World Industries, Inc. (1)	240,575	13,544,372
Astec Industries, Inc.	2,869	158,311
Atlas Air Worldwide Holdings, Inc. (1)	38,742	2,341,954
Babcock & Wilcox Enterprises, Inc. (1)	13,990	61,136
Barnes Group, Inc.	11,313	677,536
Beacon Roofing Supply, Inc. (1)	4,537	240,779
Blue Bird Corp. (1)	1,359	32,208
BMC Stock Holdings, Inc. (1)	334,929	6,547,862
Brady Corp.	2,708	100,602
Briggs & Stratton Corp.	10,910	233,583
Caesarstone Ltd.	1,975	38,809
CAI International, Inc. (1)	2,202	46,815
Carlisle Companies, Inc.	2,001	208,924
Casella Waste Systems, Inc. (1)	8,398	196,345
CBIZ, Inc. (1)	13,030	237,797
CECO Environmental Corp.	8,681	38,630
Chart Industries, Inc. (1)	8,128	479,796
Chicago Bridge & Iron Co.	67,760	975,744
CIRCOR International, Inc.	93,829	4,002,745
Clean Harbors, Inc. (1)	506	24,698
Cogint, Inc. (1)	4,778	11,945
Colfax Corp. (1)	2,918	93,084
Columbus Mckinnon Corp.	5,799	207,836
CompX International, Inc.	351	4,844
Copa Holdings SA	942	121,169
Costamare, Inc.	13,860	86,486
Covenant Transportation Group, Inc. - Class A (1)	3,116	92,950
CRA International, Inc.	1,998	104,475
Crane Co.	23,324	2,163,068
CSW Industrials, Inc. (1)	2,402	108,210
Cubic Corp.	6,717	427,201
Cummins, Inc.	60,285	9,771,596
Curtiss-Wright Corp.	66,179	8,938,798
Daseke, Inc. (1)	351	3,436
Delta Air Lines, Inc.	109,130	5,981,415
Deluxe Corp.	36,700	2,716,167
DMC Global, Inc.	3,702	99,028
Donaldson Co., Inc.	351	15,813
Dover Corp.	88,916	8,733,330
Ducommun, Inc. (1)	2,775	84,304
Dun & Bradstreet Corp.	48,544	5,679,648
DXP Enterprises, Inc. (1)	835	32,523
Eagle Bulk Shipping, Inc. (1)	9,090	44,996
Eastern Co.	1,351	38,504
Eaton Corp. Plc	109,837	8,777,075
Echo Global Logistics, Inc. (1)	6,964	192,206
EMCOR Group, Inc.	74,068	5,772,119
Encore Wire Corp.	5,131	290,928
EnerSys, Inc.	77,806	5,397,402
Engility Holdings, Inc. (1)	4,860	118,584
Ennis, Inc.	6,540	128,838
EnPro Industries, Inc.	125,560	9,715,833
ESCO Technologies, Inc.	123,986	7,259,380
Essendant, Inc.	9,450	73,710
Esterline Technologies Corp. (1)	198,386	14,511,936
Evoqua Water Technologies Corp. (1)	5,663	120,565
Exone Co. (1)	214	1,558
Expeditors International of Washington, Inc.	1,711	108,306
Federal Signal Corp.	11,451	252,151
Flowserve Corp.	4,269	184,976
Fluor Corp.	106,204	6,076,993
Fortive Corp.	959	74,342
Fortune Brands Home & Security, Inc.	337	19,846
Foundation Building Materials, Inc. (1)	2,545	37,946
Franklin Covey Co. (1)	342	9,200
Franklin Electric Company, Inc.	572	23,309
FreightCar America, Inc.	3,312	44,381
FTI Consulting, Inc. (1)	9,745	471,755
Gates Industrial Corp. Plc (1)	338	5,918
GATX Corp.	9,872	676,133
Genco Shipping & Trading Ltd. (1)	1,854	26,364
Gencor Industries, Inc. (1)	1,980	31,878
General Cable Corp.	912	26,995
Genesee & Wyoming, Inc. (1)	2,012	142,429
Gibraltar Industries, Inc. (1)	189,826	6,425,610
Global Brass and Copper Holdings, Inc.	59,597	1,993,520
Gorman Rupp Co.	4,285	125,336
GP Strategies Corp. (1)	305	6,908
Graham Corp.	2,147	45,989
Granite Construction, Inc.	2,275	127,082
Great Lakes Dredge & Dock Corp. (1)	12,700	58,420
Greenbrier Companies, Inc.	48,230	2,423,558
Griffon Corp.	1,055	19,254
Hardinge, Inc.	3,078	56,389
Harris Corp.	114,653	18,491,236
Hawaiian Holdings, Inc.	1,232	47,678
Heartland Express, Inc.	324	5,829
Heidrick & Struggles International, Inc.	4,714	147,313
Heritage Crystal Clean, Inc. (1)	1,627	38,316
Herman Miller, Inc.	71,133	2,272,699
Hertz Global Holdings, Inc. (1)	13,984	277,582
Hexcel Corp.	989	63,880
Hill International, Inc. (1)	1,014	5,780
Hub Group, Inc. (1)	8,335	348,820
Hubbell, Inc.	115,337	14,045,740
Huntington Ingalls Industries, Inc.	32,693	8,426,948
Hurco Companies, Inc.	1,634	75,001
Huron Consulting Group, Inc. (1)	5,783	220,332
Huttig Building Products, Inc. (1)	1,389	7,264
Hyster-Yale Materials Handling, Inc.	410	28,671
ICF International, Inc.	4,585	267,993
IDEX Corp.	176	25,082
IES Holdings, Inc. (1)	2,353	35,648
IHS Markit Ltd. (1)	5,440	262,426
Ingersoll-Rand Plc	43,621	3,730,032
InnerWorkings, Inc. (1)	677	6,127
Insperity, Inc.	125,930	8,758,432
Insteel Industries, Inc.	393	10,859
Interface, Inc.	1,643	41,404
ITT, Inc.	46,321	2,268,803
Jacobs Engineering Group, Inc.	4,086	241,687
JetBlue Airways Corp. (1)	177,563	3,608,080
Kaman Corp.	6,552	407,010
Kansas City Southern	3,395	372,941
KAR Auction Services, Inc.	263,350	14,273,570
KBR, Inc.	32,513	526,385
Kelly Services, Inc.	7,815	226,948
KeyW Holding Corp. (1)	12,958	101,850
Kimball International, Inc.	1,347	22,953
Kirby Corp. (1)	1,752	134,816
KLX, Inc. (1)	13,125	932,663
Knoll, Inc.	295,069	5,957,443
Korn/Ferry International	13,699	706,731
Kratos Defense & Security Solutions, Inc. (1)	13,535	139,275
L.B. Foster Co. (1)	2,216	52,187
L3 Technologies, Inc.	28,004	5,824,832
Lawson Products, Inc. (1)	235	5,934
Layne Christensen Co. (1)	4,466	66,633
Lennox International, Inc.	86	17,576
LSC Communications, Inc.	9,140	159,493
LSI Industries, Inc.	6,172	50,055
Macquarie Infrastructure Corp.	2,652	97,938
ManpowerGroup, Inc.	135,108	15,550,931
Marten Transport Ltd.	9,793	223,280
Masco Corp.	329,906	13,341,399
Masonite International Corp. (1)	501,230	30,750,461
MasTec, Inc. (1)	76,274	3,588,692
Matson, Inc.	5,738	164,336
McGrath RentCorp	5,661	303,939
Mercury Systems, Inc. (1)	935	45,179
Meritor, Inc. (1)	21,552	443,109
Milacron Holdings Corp. (1)	757,834	15,262,777
Miller Industries, Inc.	2,446	61,150
Mistras Group, Inc. (1)	4,111	77,862
Mobile Mini, Inc.	11,570	503,295
Moog, Inc. (1)	35,732	2,944,674
MRC Global, Inc. (1)	22,798	374,799
MSC Industrial Direct Co., Inc.	856	78,504
Mueller Water Products, Inc.	583,628	6,344,036
MYR Group, Inc. (1)	2,177	67,095
National Presto Industries, Inc.	1,153	108,094
Navigant Consulting, Inc. (1)	11,971	230,322
Navios Maritime Holdings, Inc. (1)	22,427	20,137
Navistar International Corp. (1)	12,165	425,410
Nexeo Solutions, Inc. (1)	6,470	69,229
Nielsen Holdings Plc	77,795	2,473,103
NL Industries, Inc. (1)	2,045	16,053
Northwest Pipe Co. (1)	2,228	38,544
NOW, Inc. (1)	27,734	283,441
NV5 Global, Inc. (1)	474	26,426
Old Dominion Freight Line, Inc.	759	111,550
Orbital ATK, Inc.	1,884	249,837
Orion Group Holdings, Inc. (1)	3,318	21,866
Oshkosh Corp.	202,936	15,680,865
Owens Corning	67,247	5,406,659
PACCAR, Inc.	69,200	4,578,964
Parker-Hannifin Corp.	58,477	10,001,321
Park-Ohio Holdings Corp.	2,382	92,541
Pentair Plc	169,774	11,566,703
Pitney Bowes, Inc.	124,705	1,358,037
Powell Industries, Inc.	2,471	66,322
Preformed Line Products Co.	740	48,167
Quad/Graphics, Inc.	3,601	91,285
Quanex Building Products Corp.	220,074	3,829,288
Quanta Services, Inc. (1)(1)	3,658	125,652
Red Violet, Inc. (1)	637	3,886
Regal-Beloit Corp.	1,467	107,604
Republic Services, Inc.	7,360	487,453
Resources Connection, Inc.	8,257	133,763
Revolution Lighting Technologies, Inc. (1)	2,874	9,858
Rexnord Corp. (1)	26,800	795,424
Roadrunner Transportation Systems, Inc. (1)	7,867	19,982
Robert Half International, Inc.	194,844	11,279,519
Roper Technologies, Inc.	175	49,121
RPX Corp.	11,928	127,510
RR Donnelley & Sons Co.	12,617	110,146
Rush Enterprises, Inc. - Class A (1)	4,213	179,010
Rush Enterprises, Inc. - Class B (1)	624	25,197
Ryder System, Inc.	20,932	1,523,640
Safe Bulkers, Inc. (1)	11,896	37,710
Saia, Inc. (1)	3,629	272,719
Schneider National, Inc.	754	19,649
Scorpio Bulkers, Inc.	15,242	107,456
Sensata Technologies Holding Plc (1)	2,745	142,273
Simpson Manufacturing Company, Inc.	9,014	519,116
SkyWest, Inc.	13,279	722,378
Snap-on, Inc.	51,844	7,649,064
Southwest Airlines Co.	149,807	8,580,945
SP Plus Corp. (1)	3,477	123,781
Spartan Motors, Inc.	3,506	60,303
Sparton Corp. (1)	2,261	39,364
Spirit AeroSystems Holdings, Inc.	174,334	14,591,756
Spirit Airlines, Inc. (1)	2,246	84,854
SPX FLOW, Inc. (1)	7,955	391,306
Standex International Corp.	73,251	6,984,483
Stanley Black & Decker, Inc.	40,661	6,229,265
Steelcase, Inc.	183,317	2,493,111
Stericycle, Inc. (1)	2,700	158,031
Sterling Construction Company, Inc. (1)	4,870	55,810
Sunrun, Inc. (1)	22,067	197,058
Team, Inc. (1)	3,948	54,285
Teledyne Technologies, Inc. (1)	1,145	214,310
Tennant Co.	171	11,577
Terex Corp.	2,583	96,630
Tetra Tech, Inc.	1,007	49,293
Textainer Group Holdings Ltd. (1)	6,937	117,582
Textron, Inc.	188,795	11,133,241
The Brink's Co.	156,113	11,138,663
The Manitowoc Co., Inc. (1)	8,674	246,862
The Middleby Corp. (1)	119,825	14,833,137
The Timken Co.	392,791	17,911,270
Thermon Group Holdings, Inc. (1)	8,143	182,485
Titan International, Inc.	12,815	161,597
Titan Machinery, Inc. (1)	4,682	110,308
TriMas Corp. (1)	620,907	16,298,809
Trinity Industries, Inc.	4,930	160,866
Triton International Ltd.	12,212	373,687
Triumph Group, Inc.	12,529	315,731
TrueBlue, Inc. (1)	9,864	255,478
Tutor Perini Corp. (1)	8,253	181,979
Twin Disc, Inc. (1)	2,231	48,502
UniFirst Corp.	3,938	636,578
United Continental Holdings, Inc. (1)	116,888	8,120,209
United Rentals, Inc. (1)	25,100	4,335,523
Universal Forest Products, Inc.	1,747	56,690
Universal Logistics Holdings, Inc.	548	11,590
US Ecology, Inc.	177,100	9,439,430
USG Corp. (1)	2,814	113,742
Valmont Industries, Inc.	727	106,360
Vectrus, Inc. (1)	2,383	88,743
Veritiv Corp. (1)	3,004	117,757
Viad Corp.	2,124	111,404
Vicor Corp. (1)	231	6,595
Vivint Solar, Inc. (1)	6,137	22,400
VSE Corp.	2,484	128,472
W.W. Grainger, Inc.	98	27,662
Wabash National Corp.	78,616	1,635,999
WABCO Holdings, Inc. (1)	51,303	6,867,933
Wabtec Corp.	1,915	155,881
Watts Water Technologies, Inc.	3,029	235,353
Werner Enterprises, Inc.	12,314	449,461
Wesco Aircraft Holdings, Inc. (1)	171,558	1,758,470
WESCO International, Inc. (1)	92,803	5,758,426
Willis Lease Finance Corp. (1)	1,282	43,947
XPO Logistics, Inc. (1)	1,037	105,577
Xylem, Inc.	2,796	215,068
YRC Worldwide, Inc. (1)	6,331	55,903
		640,709,988
Information Technology - 13.18%
Acacia Communications, Inc. (1)	383	14,730
ACI Worldwide, Inc. (1)	303,410	7,196,885
Activision Blizzard, Inc.	90,690	6,117,947
Acxiom Corp. (1)	9,875	224,261
ADTRAN, Inc.	12,436	193,380
Agilysys, Inc. (1)	3,768	44,915
Akamai Technologies, Inc. (1)	5,425	385,066
Alliance Data Systems Corp.	58,396	12,430,173
Alpha & Omega Semiconductor Ltd. (1)	4,501	69,540
Ambarella, Inc. (1)	4,994	244,656
Amdocs Ltd.	250,223	16,694,879
American Software, Inc.	2,325	30,225
Amkor Technology, Inc. (1)	230,612	2,336,100
Analog Devices, Inc.	123,425	11,247,720
Anixter International, Inc. (1)	7,504	568,428
Applied Materials, Inc.	80,700	4,487,727
Aquantia Corp. (1)	674	10,582
ARRIS International Plc (1)	5,834	155,009
Arrow Electronics, Inc. (1)	156,230	12,032,835
Autodesk, Inc. (1)	1,234	154,966
Avid Technology, Inc. (1)	2,842	12,903
Avnet, Inc.	550,538	22,990,467
AVX Corp.	12,072	199,792
AXT, Inc. (1)	9,052	65,627
Bel Fuse, Inc.	1,834	34,663
Belden, Inc.	76,401	5,267,085
Benchmark Electronics, Inc.	13,333	397,990
Blucora, Inc. (1)	8,911	219,211
Booz Allen Hamilton Holding Corp.	315	12,197
Bottomline Technologies, Inc. (1)	1,554	60,217
Brooks Automation, Inc.	290,890	7,877,301
CA, Inc.	63,291	2,145,565
CACI International, Inc. (1)	103,239	15,625,223
Calix, Inc. (1)	10,548	72,254
Cardlytics, Inc. (1)	1,180	17,263
Cars.com, Inc. (1)	18,506	524,275
Casa Systems, Inc. (1)	909	26,670
ChannelAdvisor Corp. (1)	216	1,966
Check Point Software Technologies Ltd. (1)	97,575	9,693,100
Cirrus Logic, Inc. (1)	39,900	1,621,137
Cognizant Technology Solutions - Class A	42,725	3,439,362
Cohu, Inc.	5,819	132,731
CommScope Holding Co., Inc. (1)	329,544	13,171,874
Comtech Telecommunications Corp.	5,973	178,533
Conduent, Inc. (1)	6,241	116,332
Control4 Corp. (1)	536	11,513
Convergys Corp.	92,494	2,092,214
CoreLogic, Inc. (1)	1,121	50,703
Corning, Inc.	131,100	3,655,068
Cray, Inc. (1)	10,525	217,867
Cree, Inc. (1)	25,381	1,023,108
CSG Systems International, Inc.	1,482	67,120
CTS Corp.	8,042	218,742
CyberOptics Corp. (1)	677	12,186
Cypress Semiconductor Corp.	10,045	170,363
Daktronics, Inc.	3,891	34,280
DHI Group, Inc. (1)	10,860	17,376
Digi International, Inc. (1)	6,347	65,374
Digimarc Corp. (1)	109	2,610
Diodes, Inc. (1)	7,389	225,069
Dolby Laboratories, Inc.	1,890	120,128
DSP Group, Inc. (1)	5,077	59,909
DST Systems, Inc.	1,703	142,456
DXC Technology Co.	153,105	15,391,646
Eastman Kodak Co. (1)	691	3,697
eBay, Inc. (1)	195,614	7,871,507
EchoStar Corp. (1)	1,553	81,952
Electro Scientific Industries, Inc. (1)	8,237	159,221
EMCORE Corp. (1)	3,358	19,141
Entegris, Inc.	196,150	6,826,020
EVERTEC, Inc.	2,372	38,782
F5 Networks, Inc. (1)	20,800	3,007,888
FARO Technologies, Inc. (1)	3,140	183,376
Fidelity National Information Services, Inc.	370,586	35,687,432
Finisar Corp. (1)	15,894	251,284
FireEye, Inc. (1)	5,920	100,226
First Solar, Inc. (1)	2,697	191,433
Fiserv, Inc. (1)	97,575	6,958,073
Fitbit, Inc. (1)	50,284	256,448
Flex Ltd. (1)	538,418	8,792,366
FLIR Systems, Inc.	2,136	106,821
ForeScout Technologies, Inc. (1)	303	9,829
Global Payments, Inc.	136,325	15,202,964
Glu Mobile, Inc. (1)	26,339	99,298
GSI Technology, Inc. (1)	3,669	27,187
Guidewire Software, Inc. (1)	1,512	122,215
Harmonic, Inc. (1)	20,697	78,649
HP, Inc.	513,480	11,255,482
II-VI, Inc. (1)	11,013	450,432
Infinera Corp. (1)	37,910	411,703
Information Services Group, Inc. (1)	3,306	13,819
Insight Enterprises, Inc. (1)	5,582	194,979
InterActiveCorp (1)	42,809	6,694,471
Jabil, Inc.	99,369	2,854,871
Juniper Networks, Inc.	195,178	4,748,681
Keysight Technologies, Inc. (1)	6,148	322,094
Kimball Electronics, Inc. (1)	6,857	110,741
KLA-Tencor Corp.	58,155	6,339,477
Knowles Corp. (1)	22,556	283,980
Kopin Corp. (1)	1,173	3,660
KVH Industries, Inc. (1)	4,584	47,444
Lam Research Corp.	42,300	8,593,668
Leaf Group Ltd. (1)	4,027	28,390
Leidos Holdings, Inc.	122,026	7,980,500
Limelight Networks, Inc. (1)	13,616	55,962
Liquidity Services, Inc. (1)	7,016	45,604
Littelfuse, Inc.	36,838	7,668,935
LogMeIn, Inc.	647	74,761
MACOM Technology Solutions Holdings, Inc. (1)	240,500	3,992,300
Mantech International Corp.	6,597	365,936
Marvell Technology Group Ltd.	321,308	6,747,468
Maxwell Technologies, Inc. (1)	11,497	68,177
Meet Group, Inc. (1)	15,320	32,019
Methode Electronics, Inc.	153,990	6,021,009
Microsemi Corp. (1)	58,580	3,791,298
MicroStrategy, Inc. (1)	1,081	139,438
MKS Instruments, Inc.	86,270	9,977,125
MoneyGram International, Inc. (1)	6,547	56,435
Monotype Imaging Holdings, Inc.	5,429	121,881
Motorola Solutions, Inc.	4,875	513,337
MTS Systems Corp.	4,698	242,652
Nanometrics, Inc. (1)	922	24,802
National Instruments Corp.	753	38,079
NCR Corp. (1)	475,475	14,986,972
NeoPhotonics Corp. (1)	8,224	56,334
NetApp, Inc.	175,615	10,833,689
NetEase, Inc. - ADR	9,111	2,554,633
NETGEAR, Inc. (1)	8,106	463,663
NetScout Systems, Inc. (1)	208,875	5,503,856
Nuance Communications, Inc. (1)	9,622	151,546
NVE Corp.	59	4,903
Oclaro, Inc. (1)	5,276	50,439
ON Semiconductor Corp. (1)	338,371	8,276,555
Park Electrochemical Corp.	4,563	76,841
PC Connection, Inc.	2,776	69,400
PCM, Inc. (1)	1,351	11,213
PDF Solutions, Inc. (1)	370	4,314
Perficient, Inc. (1)	8,227	188,563
Photronics, Inc. (1)	17,284	142,593
Plantronics, Inc.	23,000	1,388,510
Plexus Corp. (1)	131,949	7,881,314
Presidio, Inc. (1)	500,578	7,829,040
Progress Software Corp.	1,899	73,017
QAD, Inc.	826	34,403
Qorvo, Inc. (1)	46,690	3,289,310
Quantum Corp. (1)	5,717	20,810
QuinStreet, Inc. (1)	9,883	126,206
Radisys Corp. (1)	6,428	4,120
Rambus, Inc. (1)	20,917	280,915
RealNetworks, Inc. (1)	4,761	14,569
Ribbon Communications, Inc. (1)	12,428	63,383
Rogers Corp. (1)	68,300	8,164,582
Rosetta Stone, Inc. (1)	3,559	46,801
Rubicon Project, Inc. (1)	10,102	18,184
Rudolph Technologies, Inc. (1)	733	20,304
Sabre Corp.	1,599	34,299
SailPoint Technologies Holding, Inc. (1)	1,336	27,642
Sanmina Corp. (1)	73,672	1,926,523
ScanSource, Inc. (1)	6,383	226,916
Seagate Technology Plc	55,900	3,271,268
SecureWorks Corp. (1)	1,804	14,576
SendGrid, Inc. (1)	470	13,226
ServiceSource International, Inc. (1)	5,679	21,637
Sigma Designs, Inc. (1)	9,270	57,474
Skyworks Solutions, Inc.	36,720	3,681,547
SMART Global Holdings, Inc. (1)	1,005	50,089
SS&C Technologies Holdings, Inc.	469	25,157
Stratasys Ltd. (1)	6,694	135,085
SunPower Corp. (1)	15,588	124,392
Super Micro Computer, Inc. (1)	7,884	134,028
Switch, Inc.	370	5,887
Sykes Enterprises, Inc. (1)	9,106	263,528
Synchronoss Technologies, Inc. (1)	10,732	113,223
SYNNEX Corp.	6,063	717,859
Synopsys, Inc. (1)	4,433	369,003
TE Connectivity Ltd.	182,377	18,219,462
Tech Data Corp. (1)	206,454	17,575,429
TechTarget, Inc. (1)	3,245	64,511
Telenav, Inc. (1)	3,195	17,253
Teradata Corp. (1)	3,965	157,292
Teradyne, Inc.	400	18,284
The Western Union Co.	359,807	6,919,089
TiVo Corp.	30,802	417,367
Trimble, Inc. (1)	1,648	59,130
TTM Technologies, Inc. (1)	124,322	1,900,883
Twitter, Inc. (1)	20,940	607,469
Unisys Corp. (1)	4,224	45,408
VASCO Data Security International, Inc. (1)	7,598	98,394
Veeco Instruments, Inc. (1)	12,271	208,607
VeriFone Systems, Inc. (1)	26,511	407,739
Verint Systems, Inc. (1)	13,883	591,416
Versum Materials, Inc.	61,925	2,330,238
ViaSat, Inc. (1)	13,453	884,131
Viavi Solutions, Inc. (1)	37,333	362,877
Virtusa Corp. (1)	2,104	101,960
Vishay Intertechnology, Inc.	108,554	2,019,104
Vishay Precision Group, Inc. (1)	2,491	77,595
Western Digital Corp.	45,080	4,159,532
WEX, Inc. (1)	252	39,468
Xcerra Corp. (1)	1,655	19,281
Xerox Corp.	248,640	7,155,859
Xilinx, Inc.	465	33,592
XO Group, Inc. (1)	1,355	28,116
Zillow Group, Inc. - Class A (1)	574	30,996
Zillow Group, Inc. - Class C (1)	1,080	58,104
Zynga, Inc. (1)	25,382	92,898
		507,054,738
Materials - 6.42%
Advanced Emissions Solutions, Inc.	684	7,811
AdvanSix, Inc. (1)	1,066	37,075
AgroFresh Solutions, Inc. (1)	5,308	39,014
AK Steel Holding Corp. (1)	81,318	368,371
Albemarle Corp.	2,948	273,398
Alcoa Corp. (1)	6,097	274,121
Allegheny Technologies, Inc. (1)	32,983	781,037
American Vanguard Corp.	7,405	149,581
Ampco-Pittsburgh Corp.	2,282	20,310
AptarGroup, Inc.	1,537	138,069
Ardagh Group SA	230	4,296
Ashland Global Holdings, Inc.	2,038	142,232
Avery Dennison Corp.	102,067	10,844,619
Ball Corp.	5,096	202,362
Bemis, Inc.	2,947	128,253
Berry Global Group, Inc. (1)	144,365	7,912,646
Boise Cascade Co.	7,995	308,607
Cabot Corp.	45,058	2,510,632
Carpenter Technology Corp.	11,925	526,131
Celanese Corp.	57,110	5,722,993
Cemex SAB de CV - ADR (1)	488,839	3,236,114
Century Aluminum Co. (1)	11,842	195,867
CF Industries Holdings, Inc.	7,661	289,050
Clearwater Paper Corp. (1)	4,173	163,164
Cleveland-Cliffs, Inc. (1)	76,691	533,002
Coeur Mining, Inc. (1)	40,337	322,696
Commercial Metals Co.	30,473	623,478
Compass Minerals International, Inc.	690	41,607
Constellium (1)	1,069,150	11,600,277
Core Molding Technologies, Inc.	1,852	33,021
Crown Holdings, Inc. (1)	462,969	23,495,677
Domtar Corp.	45,556	1,937,952
Eastman Chemical Co.	74,578	7,873,945
Flotek Industries, Inc. (1)	14,751	89,981
FMC Corp.	261,301	20,007,818
Freeport-McMoRan, Inc. (1)	35,688	627,038
FutureFuel Corp.	6,014	72,108
GCP Applied Technologies, Inc. (1)	18,464	536,379
Gold Resource Corp.	12,796	57,710
Graphic Packaging Holding Co.	590,108	9,058,158
Greif, Inc. - Class A	980	51,205
Greif, Inc. - Class B	165	9,611
Hawkins, Inc.	1,894	66,574
Haynes International, Inc.	3,173	117,750
HB Fuller Co.	167,569	8,333,206
Hecla Mining Co.	99,934	366,758
Huntsman Corp.	157,138	4,596,286
Ingevity Corp. (1)	105,730	7,791,244
Innophos Holdings, Inc.	4,958	199,361
Innospec, Inc.	6,160	422,576
International Paper Co.	80,842	4,319,388
Intrepid Potash, Inc. (1)	26,211	95,408
Kaiser Aluminum Corp.	4,300	433,870
Klondex Mines Ltd. (1)	34,353	80,730
Kraton Corp. (1)	6,300	300,573
Louisiana-Pacific Corp.	2,315	66,603
LSB Industries, Inc. (1)	5,327	32,654
Martin Marietta Materials, Inc.	194	40,216
Materion Corp.	5,194	265,154
Minerals Technologies, Inc.	128,259	8,586,940
Neenah, Inc.	678	53,155
NewMarket Corp.	20	8,034
Newmont Mining Corp.	17,549	685,639
Nucor Corp.	10,520	642,667
Nutrien Ltd.	85,933	4,061,194
Olin Corp.	5,392	163,863
Olympic Steel, Inc.	2,218	45,491
OMNOVA Solutions, Inc. (1)	3,506	36,813
Owens-Illinois, Inc. (1)	152,305	3,298,926
Packaging Corporation of America	65,100	7,336,770
PH Glatfelter Co.	355,202	7,292,297
Platform Specialty Products Corp. (1)	3,799	36,584
PolyOne Corp.	314,275	13,362,973
PQ Group Holdings, Inc. (1)	5,330	74,460
Ramaco Resources, Inc. (1)	1,591	11,439
Rayonier Advanced Materials, Inc.	4,761	102,219
Reliance Steel & Aluminum Co.	192,771	16,528,186
Royal Gold, Inc.	1,352	116,096
RPM International, Inc.	379	18,067
Ryerson Holding Corp. (1)	4,316	35,175
Schnitzer Steel Industries, Inc.	6,836	221,145
Schweitzer-Mauduit International, Inc.	34,537	1,352,124
Scotts Miracle-Gro Co.	105	9,004
Sealed Air Corp.	2,825	120,882
Sonoco Products Co.	3,240	157,140
Southern Copper Corp.	304	16,471
Steel Dynamics, Inc.	439,731	19,444,905
Stepan Co.	1,900	158,042
SunCoke Energy, Inc. (1)	16,524	177,798
Tahoe Resources, Inc.	10,255	48,096
The Mosaic Co.	11,566	280,822
TimkenSteel Corp. (1)	10,086	153,206
Trecora Resources (1)	4,736	64,410
Tredegar Corp.	6,889	123,658
Trinseo S.A.	43,118	3,192,888
Tronox Ltd.	23,141	426,720
UFP Technologies, Inc. (1)	1,481	43,689
United States Lime & Minerals, Inc.	461	33,736
United States Steel Corp.	5,729	201,603
Valhi, Inc.	5,911	35,821
Valvoline, Inc.	531,704	11,766,610
Verso Corp. (1)	8,145	137,162
Vulcan Materials Co.	303	34,593
Warrior Met Coal, Inc.	8,489	237,777
Westlake Chemical Corp.	588	65,356
WestRock Co.	115,093	7,385,518
Worthington Industries, Inc.	879	37,727
		247,199,658
Real Estate - 6.96%
Acadia Realty Trust	21,208	521,717
Agree Realty Corp.	7,289	350,164
Alexander & Baldwin, Inc.	413,761	9,570,292
Alexander's, Inc.	39	14,868
Alexandria Real Estate Equities, Inc.	3,291	411,013
American Assets Trust, Inc.	7,003	233,970
American Campus Communities, Inc.	4,499	173,751
American Homes 4 Rent	200,358	4,023,189
Americold Realty Trust	9,531	181,851
Apartment Investment & Management Co.	5,147	209,740
Apple Hospitality REIT, Inc.	7,023	123,394
Armada Hoffler Properties, Inc.	1,145	15,675
Ashford Hospitality Prime, Inc.	7,001	68,050
Ashford Hospitality Trust, Inc.	21,219	137,075
AvalonBay Communities, Inc.	4,547	747,800
Bluerock Resident Growth REIT, Inc. - Class A	5,901	50,158
Boston Properties, Inc.	113,097	13,935,812
Brandywine Realty Trust	5,797	92,056
Brixmor Property Group, Inc.	10,096	153,964
Camden Property Trust	3,004	252,877
CareTrust REIT, Inc.	1,380	18,492
CatchMark Timber Trust, Inc.	11,554	144,078
CBL & Associates Properties, Inc.	136,118	567,612
CBRE Group, Inc. (1)	5,429	256,357
Cedar Realty Trust, Inc.	23,445	92,373
Chatham Lodging Trust	116,915	2,238,922
Chesapeake Lodging Trust	15,212	423,046
City Office REIT, Inc.	7,662	88,573
Clipper Realty, Inc.	3,117	26,401
Colony NorthStar, Inc.	17,759	99,806
Columbia Property Trust, Inc.	4,002	81,881
Community Healthcare Trust, Inc.	3,469	89,292
Consolidated-Tomoka Land Co.	122	7,668
CoreCivic, Inc.	3,906	76,245
CorEnergy Infrastructure Trust, Inc.	3,145	118,063
Corporate Office Properties Trust	3,242	83,741
Cousins Properties, Inc.	108,344	940,426
CubeSmart	1,929	54,398
CyrusOne, Inc.	166,831	8,543,416
DCT Industrial Trust, Inc.	97,447	5,490,164
DDR Corp.	262,314	1,922,762
DiamondRock Hospitality Co.	441,574	4,610,033
Digital Realty Trust, Inc.	1,591	167,660
Douglas Emmett, Inc.	234,226	8,610,148
Duke Realty Corp.	355,889	9,423,941
Easterly Government Properties, Inc.	10,725	218,790
EastGroup Properties, Inc.	70,200	5,802,732
Education Realty Trust, Inc.	20,045	656,474
Empire State Realty Trust, Inc.	4,191	70,367
EPR Properties	2,121	117,503
Equity Commonwealth (1)	497,322	15,252,866
Equity Residential	129,684	7,991,128
Essex Property Trust, Inc.	2,153	518,184
Extra Space Storage, Inc.	621	54,251
Farmland Partners, Inc.	7,883	65,823
Federal Realty Investment Trust	1,476	171,378
First Industrial Realty Trust, Inc.	23,908	698,831
Forest City Realty Trust, Inc.	8,255	167,246
Forestar Group, Inc. (1)	2,650	56,047
Four Corners Property Trust, Inc.	4,982	115,034
Franklin Street Properties Corp.	189,175	1,590,962
Front Yard Residential Corp.	14,109	141,795
FRP Holdings, Inc. (1)	1,643	92,008
Gaming and Leisure Properties, Inc.	4,518	151,217
Getty Realty Corp.	27,446	692,188
GGP, Inc.	20,273	414,786
Gladstone Commercial Corp.	6,779	117,548
Global Medical REIT, Inc.	4,073	28,307
Global Net Lease, Inc.	17,755	299,704
Government Properties Income Trust	106,997	1,461,579
Gramercy Property Trust	35,337	767,873
Griffin Industrial Realty, Inc.	134	5,029
HCP, Inc.	15,536	360,901
Healthcare Realty Trust, Inc.	31,738	879,460
Healthcare Trust of America, Inc.	6,713	177,559
Hersha Hospitality Trust	10,623	190,152
Highwoods Properties, Inc.	3,406	149,251
Hospitality Properties Trust	120,308	3,048,605
Host Hotels & Resorts, Inc.	251,830	4,694,111
Hudson Pacific Properties, Inc.	4,629	150,581
Independence Realty Trust, Inc.	168,643	1,548,143
Industrial Logistics Properties Trust (1)	3,784	76,967
InfraREIT, Inc.	11,134	216,334
Investors Real Estate Trust	31,110	161,461
Invitation Homes, Inc.	9,663	220,606
Iron Mountain, Inc.	1,164	38,249
iStar, Inc. (1)	17,333	176,277
JBG SMITH Properties	2,883	97,186
Jernigan Capital, Inc.	3,285	59,458
Jones Lang LaSalle, Inc.	1,486	259,515
Kennedy-Wilson Holdings, Inc.	15,042	261,731
Kilroy Realty Corp.	56,994	4,044,294
Kimco Realty Corp.	13,671	196,862
Kite Realty Group Trust	21,798	331,984
Lamar Advertising Co.	297	18,907
LaSalle Hotel Properties	117,959	3,421,991
Lexington Realty Trust	304,049	2,392,866
Liberty Property Trust	4,868	193,406
Life Storage, Inc.	1,515	126,533
LTC Properties, Inc.	6,081	231,078
Mack Cali Realty Corp.	108,023	1,805,064
MedEquities Realty Trust, Inc.	5,290	55,598
Medical Properties Trust, Inc.	281,232	3,656,016
Mid-America Apartment Communities, Inc.	3,732	340,508
Monmouth Real Estate Investment Corp.	15,982	240,369
National Health Investors, Inc.	5,631	378,910
National Retail Properties, Inc.	5,069	199,009
National Storage Affiliates Trust Co.	11,682	292,985
New Senior Investment Group, Inc.	21,106	172,647
Newmark Group, Inc. (1)	4,533	68,856
NexPoint Residential Trust, Inc.	4,275	106,191
NorthStar Realty Europe Corp.	14,661	190,886
Omega Healthcare Investors, Inc.	166,290	4,496,482
One Liberty Properties, Inc.	3,636	80,356
Outfront Media, Inc.	85,575	1,603,675
Paramount Group, Inc.	6,752	96,148
Park Hotels & Resorts, Inc.	5,898	159,364
Pebblebrook Hotel Trust	375,243	12,889,597
Pennsylvania Real Estate Investment Trust	17,997	173,671
Physicians Realty Trust	487,100	7,584,147
Piedmont Office Realty Trust, Inc.	150,114	2,640,505
Preferred Apartment Communities, Inc.	10,534	149,477
Prologis, Inc.	17,371	1,094,199
QTS Realty Trust, Inc.	202,150	7,321,873
Quality Care Properties, Inc. (1)	24,654	479,027
Rafael Holdings, Inc. (1)	754	3,654
RAIT Financial Trust	25,039	4,044
Ramco-Gershenson Properties Trust	20,552	254,023
Rayonier, Inc.	4,249	149,480
Re/Max Holdings, Inc.	4,536	274,201
Realogy Holdings Corp.	4,400	120,032
Realty Income Corp.	9,303	481,244
Redfin Corp. (1)	10,220	233,323
Regency Centers Corp.	164,102	9,678,736
Retail Opportunity Investments Corp.	25,785	455,621
Retail Properties of America, Inc.	7,275	84,826
Rexford Industrial Realty, Inc.	11,880	342,025
RLJ Lodging Trust	44,407	863,272
Sabra Health Care REIT, Inc.	166,218	2,933,748
Safety Income & Growth, Inc.	1,874	29,965
Saul Centers, Inc.	298	15,189
Select Income REIT	157,644	3,070,905
Senior Housing Properties Trust	233,710	3,659,899
Seritage Growth Properties	6,682	237,545
SL Green Realty Corp.	124,893	12,093,389
Spirit Realty Capital, Inc.	498,154	3,865,675
STAG Industrial, Inc.	24,324	581,830
STORE Capital Corp.	281,759	6,993,258
Stratus Properties, Inc.	1,377	41,585
Summit Hotel Properties, Inc.	140,208	1,908,231
Sun Communities, Inc.	2,544	232,445
Sunstone Hotel Investors, Inc.	58,498	890,340
Tanger Factory Outlet Centers, Inc.	2,874	63,228
Taubman Centers, Inc.	959	54,577
Tejon Ranch Co. (1)	4,501	104,023
Terreno Realty Corp.	10,175	351,139
The GEO Group, Inc.	24,634	504,258
The Howard Hughes Corp. (1)	148,305	20,633,675
The Macerich Co.	4,494	251,754
The St. Joe Co. (1)	11,201	211,139
Tier REIT, Inc.	12,477	230,575
Transcontinental Realty Investors, Inc. (1)	515	20,914
UDR, Inc.	8,748	311,604
UMH Properties, Inc.	1,353	18,144
Uniti Group, Inc.	5,496	89,310
Urstadt Biddle Properties, Inc.	7,710	148,803
Ventas, Inc.	11,688	578,907
VEREIT, Inc.	377,838	2,629,752
VICI Properties, Inc.	7,320	134,102
Vornado Realty Trust	5,695	383,274
W.P. Carey, Inc.	3,544	219,693
Washington Prime Group, Inc.	325,725	2,172,586
Washington Real Estate Investment Trust	13,341	364,209
Weingarten Realty Investors	4,015	112,741
Welltower, Inc.	12,230	665,679
Weyerhaeuser Co.	24,567	859,845
Whitestone REIT	10,165	105,614
Xenia Hotels & Resorts, Inc.	196,835	3,881,586
		267,762,208
Telecommunication Services - 0.16%
ATN International, Inc.	2,725	162,465
CenturyLink, Inc.	31,636	519,780
Cincinnati Bell, Inc. (1)	10,651	147,516
Consolidated Communications Holdings, Inc.	7,299	79,997
Frontier Communications Corp.	20,243	150,203
Globalstar, Inc. (1)	47,611	32,733
Hawaiian Telcom Holdco, Inc. (1)	1,353	36,098
IDT Corp.	1,507	9,449
Intelsat S.A. (1)	9,674	36,374
Iridium Communications, Inc. (1)	21,803	245,284
ORBCOMM, Inc. (1)	1,432	13,418
pdvWireless, Inc. (1)	2,284	68,177
RingCentral, Inc. (1)	72,300	4,591,050
Spok Holdings, Inc.	5,658	84,587
Telephone & Data Systems, Inc.	3,181	89,164
United States Cellular Corp. (1)	481	19,331
Windstream Holdings, Inc.	45,279	63,843
		6,349,469
Utilities - 4.40%
AES Corp.	146,388	1,664,432
ALLETE, Inc.	13,139	949,293
Alliant Energy Corp.	286,031	11,687,227
Ameren Corp.	7,981	451,964
American States Water Co.	2,824	149,841
American Water Works Co., Inc.	5,862	481,446
Aqua America, Inc.	5,787	197,105
AquaVenture Holdings Ltd. (1)	2,744	34,080
Artesian Resources Corp.	1,861	67,889
Atlantic Power Corp. (1)	7,467	15,681
Atlantica Yield Plc	807,250	15,805,955
Atmos Energy Corp.	3,564	300,231
Avangrid, Inc.	1,871	95,646
Avista Corp.	16,646	853,107
Black Hills Corp.	13,851	752,109
Cadiz, Inc. (1)	5,140	69,390
California Water Service Group	4,700	175,075
CenterPoint Energy, Inc.	14,217	389,546
Chesapeake Utilities Corp.	3,551	249,813
CMS Energy Corp.	9,183	415,898
Connecticut Water Services, Inc.	3,076	186,190
Consolidated Edison, Inc.	10,276	800,911
Consolidated Water Co., Inc.	3,614	52,584
DTE Energy Co.	89,092	9,301,205
Dynegy, Inc. (1)	33,167	448,418
Edison International	114,027	7,258,959
El Paso Electric Co.	10,619	541,569
Entergy Corp.	204,141	16,082,228
Eversource Energy	10,457	616,126
Exelon Corp.	88,500	3,452,385
FirstEnergy Corp.	252,398	8,584,056
Genie Energy Ltd.	3,776	18,842
Great Plains Energy, Inc.	167,090	5,311,791
Hawaiian Electric Industries, Inc.	3,542	121,774
IDACORP, Inc.	12,925	1,140,890
MDU Resources Group, Inc.	6,382	179,717
MGE Energy, Inc.	81,379	4,565,362
Middlesex Water Co.	532	19,524
National Fuel Gas Co.	71,635	3,685,621
New Jersey Resources Corp.	20,604	826,220
NiSource, Inc.	11,066	264,588
Northwest Natural Gas Co.	7,486	431,568
NorthWestern Corp.	12,860	691,868
NRG Energy, Inc.	7,898	241,126
NRG Yield, Inc. - Class A	8,709	143,176
NRG Yield, Inc. - Class C	17,242	293,114
OGE Energy Corp.	6,546	214,512
ONE Gas, Inc.	94,657	6,249,255
Ormat Technologies, Inc.	5,467	308,229
Otter Tail Corp.	10,024	434,540
Pattern Energy Group, Inc.	16,015	276,899
PG&E Corp.	81,346	3,573,530
Pinnacle West Capital Corp.	191,134	15,252,493
PNM Resources, Inc.	20,586	787,414
Portland General Electric Co.	133,653	5,414,283
PPL Corp.	22,535	637,515
Public Service Enterprise Group, Inc.	230,635	11,587,102
RGC Resources, Inc.	895	22,733
SCANA Corp.	100,801	3,785,078
Sempra Energy	8,267	919,456
SJW Group	4,253	224,176
South Jersey Industries, Inc.	20,604	580,209
Southwest Gas Holdings, Inc.	11,112	751,505
Spark Energy, Inc.	360	4,266
Spire, Inc.	12,222	883,651
TerraForm Power, Inc.	11,819	126,818
UGI Corp.	5,685	252,528
Unitil Corp.	3,733	173,249
Vectren Corp.	2,727	174,310
Vistra Energy Corp. (1)	7,907	164,703
WEC Energy Group, Inc.	10,362	649,697
Westar Energy, Inc.	4,657	244,912
WGL Holdings, Inc.	13,127	1,098,074
Xcel Energy, Inc.	316,371	14,388,553
York Water Co.	186	5,766
		169,250,996
Total Common Stocks (Cost $3,316,108,527)		$3,758,886,253

RIGHTS - 0.00% (2)
Industrials - 0.00% (2)
Babcock & Wilcox Enterprises, Inc., expires 4/30/2018, 3.00% (4)	10,795	$20,726
Total Rights (Cost $47,481)		$20,726

SHORT-TERM INVESTMENTS - 2.50%
Money Market Funds - 2.50%
Goldman Sachs Financial Square Government Fund - Class I, 1.61% (3)	48,024,148	$48,024,148
JPMorgan U.S. Government Money Market Fund - Class I, 1.56% (3)	48,022,792	48,022,792
Total Short-Term Investments (Cost $96,046,940)		$96,046,940
TOTAL INVESTMENTS IN SECURITIES - 100.17%
(Cost $3,412,202,948)		$3,854,953,919
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.17)%		(6,715,600)
TOTAL NET ASSETS - 100.00%		$3,848,238,319

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security is categorized as Level 3 per the Trust's fair value hierarchy. The value of these securities total $20,726, which represents 0.00% of total net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder International Equity Fund
Schedule of Investments
March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.10%
Australia - 2.42%
AGL Energy	15,295	$256,354
Alumina Ltd.	60,868	111,682
Amcor Ltd.	26,752	292,943
AMP Ltd.	70,391	271,651
APA Group	28,005	170,522
Aristocrat Leisure Ltd.	12,738	237,825
ASX Ltd.	4,589	198,876
Atlassian Corporation Plc (1)	165,889	8,944,735
Aurizon Holdings Ltd.	48,612	159,481
AusNet Services	47,802	61,830
Australia & New Zealand Banking Group Ltd.	70,665	1,470,774
Bank of Queensland Ltd.	9,929	84,281
Bendigo & Adelaide Bank Ltd.	11,353	86,440
BHP Billiton Ltd.	75,929	1,683,003
BHP Billiton Plc	51,133	1,010,550
BlueScope Steel Ltd.	13,137	154,559
Boral Ltd.	27,037	155,958
Brambles Ltd.	1,878,130	14,495,138
Caltex Australia Ltd.	5,834	141,714
Challenger Ltd.	13,296	119,076
CIMIC Group Ltd.	2,489	85,665
Coca-Cola Amatil Ltd.	13,209	88,452
Cochlear Ltd.	224,080	31,471,438
Commonwealth Bank of Australia	42,283	2,364,540
Computershare Ltd.	10,649	142,808
Crown Resorts Ltd.	9,137	89,735
CSL Ltd.	370,919	44,687,761
Dexus Property Group	25,196	181,430
Domino's Pizza Enterprises Ltd.	1,348	43,436
Flight Centre Travel Group Ltd.	1,191	52,430
Fortescue Metals Group Ltd.	37,229	125,412
Goodman Group	42,635	277,217
GPT Group	45,165	165,530
Harvey Norman Holdings Ltd.	13,455	38,470
Healthscope Ltd.	37,353	55,966
Incitec Pivot Ltd.	41,901	114,035
Insurance Australia Group Ltd.	55,351	320,478
LendLease Group	13,440	180,190
Macquarie Group Ltd.	7,600	606,002
Medibank Private Ltd.	65,196	146,334
Mesoblast Ltd. (1)	493,729	570,106
Mirvac Group	88,335	146,803
National Australia Bank Ltd.	64,624	1,426,673
Newcrest Mining Ltd.	18,271	275,574
Oil Search Ltd.	31,696	176,062
Orica Ltd.	10,763	148,149
Origin Energy Ltd. (1)	40,680	274,532
QBE Insurance Group Ltd.	2,378,737	17,747,092
Ramsay Health Care Ltd.	3,331	160,481
REA Group Ltd.	1,339	82,210
Santos Ltd. (1)	45,084	177,812
Scentre Group	127,024	374,835
Seek Ltd.	1,067,600	15,398,397
Sonic Healthcare Ltd.	9,628	170,360
South32 Ltd.	125,330	314,976
Stockland	58,392	181,185
Suncorp Group Ltd.	31,131	321,068
Sydney Airport	25,829	133,917
Tabcorp Holdings Ltd.	44,254	150,070
Telstra Corp. Ltd.	101,030	244,561
TPG Telecom Ltd.	7,959	33,816
Transurban Group	51,437	453,600
Treasury Wine Estates Ltd.	1,412,402	18,453,359
Vicinity Centres	77,867	144,731
Wesfarmers Ltd.	26,843	860,179
Westfield Corp.	48,017	314,950
Westpac Banking Corp.	82,119	1,818,888
Woodside Petroleum Ltd.	22,111	501,418
Woolworths Group Ltd.	30,823	625,615
		173,026,140
Austria - 0.01%
Andritz AG	1,575	88,071
Erste Group Bank AG	7,227	363,326
OMV AG	3,669	214,002
Raiffeisen Bank International AG	3,511	136,752
voestalpine AG	2,685	140,848
		942,999
Belgium - 0.89%
Ageas	4,637	239,291
Anheuser-Busch InBev SA/NV	346,593	38,106,821
Colruyt SA	1,328	73,504
Groupe Bruxelles Lambert SA	1,975	225,888
KBC Groep NV	65,707	5,721,701
Proximus	3,506	109,009
Solvay SA	136,299	18,942,807
Telenet Group Holding NV (1)	1,319	88,168
UCB SA	3,029	246,677
Umicore SA	4,833	256,029
		64,009,895
Bermuda - 0.10%
XL Group Ltd.	127,697	7,056,536
Brazil - 0.90%
Ambev SA - ADR	1,947,850	14,160,869
Pagseguro Digital Ltd. (1)	256,030	9,811,070
Raia Drogasil SA	1,790,974	40,539,607
		64,511,546
Canada - 1.78%
Cameco Corp.	783,992	7,126,487
Canadian Pacific Railway Ltd.	218,296	38,529,244
Dollarama, Inc. (1)	172,064	20,911,850
Fairfax Financial Holdings Ltd. (1)	28,164	14,276,449
First Quantum Minerals Ltd.	251,005	3,524,415
Lululemon Athletica, Inc. (1)	162,235	14,458,383
Lundin Mining Corp. (1)	554,459	3,636,573
Quebecor, Inc. (1)	357,215	6,829,049
Shaw Communications, Inc. (1)	186,200	3,587,134
Shopify, Inc. (1)	115,146	14,346,040
		127,225,624
Chile - 0.05%
Antofagasta Plc	305,704	3,952,395
China - 3.97%
Alibaba Group Holding Ltd. - ADR (1)	302,732	55,563,431
Baidu, Inc. - ADR (1)	108,912	24,308,069
Ctrip.com International Ltd. - ADR (1)	355,786	16,586,743
JD.com, Inc. - ADR (1)	630,264	25,519,390
Lenovo Group Ltd.	87,532,000	45,020,445
Minth Group Ltd.	18,000	82,586
NetEase, Inc. - ADR	35,835	10,047,776
Shanghai Fosun Pharmaceutical Group Ltd.	6,886,500	42,663,004
Tencent Holdings Ltd.	871,836	46,799,781
Tsingtao Brewery Co. Ltd.	3,365,000	17,672,114
Yangzijiang Shipbuilding Holdings Ltd.	53,600	49,922
		284,313,261
Denmark - 1.41%
A.P. Moller-Maersk A/S - Class A	96	141,431
A.P. Moller-Maersk A/S - Class B	155	241,890
Carlsberg A/S	2,574	307,322
CHR Hansen Holding A/S	333,483	28,862,006
Coloplast A/S	13,111	1,112,035
Danske Bank A/S	191,811	7,186,831
DSV A/S	4,545	358,820
FLSmidth & Co. A/S	120,625	7,799,063
Genmab A/S (1)	1,405	302,700
H Lundbeck A/S	1,597	89,698
ISS A/S	3,815	141,687
Novo Nordisk A/S - Class B	320,572	15,767,609
Novozymes A/S	715,926	37,271,308
Orsted A/S (2)	4,477	291,282
Pandora A/S	2,518	272,438
TDC A/S (1)	20,381	168,889
Tryg A/S	2,902	67,614
Vestas Wind Systems A/S	5,113	365,845
William Demant Holding A/S (1)	2,853	106,275
		100,854,743
Finland - 0.91%
Elisa OYJ	3,458	156,403
Fortum OYJ	10,508	225,744
Kone OYJ	323,965	16,168,424
Metso OYJ	222,714	7,026,742
Neste OYJ	3,144	218,838
Nokia OYJ	7,130,000	39,372,741
Nokian Renkaat OYJ	2,836	128,795
Orion OYJ - Class B	2,251	68,909
Sampo OYJ	10,835	603,648
Stora Enso OYJ	13,419	246,727
UPM-Kymmene OYJ	12,761	473,100
Wartsila OYJ Abp	10,236	226,168
		64,916,239
France - 6.77%
Accor SA	221,709	11,977,810
Aeroports de Paris	696	151,632
Air Liquide SA	10,116	1,241,413
Airbus SE	13,744	1,590,976
Alstom	3,560	160,565
Amundi (2)	1,443	115,884
Arkema SA	1,602	209,140
Atos SE	2,195	300,736
AXA SA	46,830	1,244,884
BioMerieux	1,060	87,301
BNP Paribas SA	27,151	2,013,539
Bollore SA	27,794	148,264
Bouygues SA	286,230	14,351,080
Bureau Veritas SA	6,229	161,917
Capgemini SE	3,793	473,270
Carrefour SA	14,026	290,898
Casino Guichard Perrachon SA	1,290	63,183
Cie de Saint-Gobain	514,212	27,153,006
CNP Assurances	4,034	101,835
Credit Agricole SA	566,059	9,229,608
Danone SA	226,420	18,358,669
Dassault Aviation SA	57	108,894
Dassault Systemes	3,071	417,636
Edenred	5,161	179,513
Eiffage SA	1,723	196,235
Electricite de France SA	14,178	205,277
Engie	43,868	732,530
Essilor International Cie Generale d'Optique SA	182,850	24,666,608
Eurazeo SA	1,196	110,124
Eutelsat Communications SA	3,856	76,428
Faurecia SA	1,770	143,222
Fonciere Des Regions	778	85,828
Gecina SA	1,139	197,653
Groupe Eurotunnel SE	11,953	170,608
Hermes International	44,852	26,586,119
ICADE	792	76,891
Iliad SA	83,774	17,343,278
Imerys SA	870	84,550
Ingenico Group	1,399	113,553
Ipsen SA	863	134,141
JCDecaux SA	1,960	68,160
Kering	1,790	858,516
Klepierre	5,317	214,314
Lagardere SCA	3,172	90,606
Legrand SA	287,389	22,548,765
L'Oreal SA	5,952	1,344,312
LVMH Moet Hennessy Louis Vuitton SE	128,325	39,546,367
Michelin	4,086	604,903
Natixis SA	23,014	188,837
Orange SA	48,130	818,107
Pernod Ricard SA	116,051	19,323,465
Peugeot SA	14,172	341,253
Publicis Groupe SA	260,736	18,155,537
Remy Cointreau SA	516	73,604
Renault SA	4,577	555,410
Rexel SA	837,849	14,192,961
Safran SA	7,913	839,805
Sanofi SA	1,089,533	87,424,312
Schneider Electric SE	205,880	18,130,096
SCOR SE	4,246	173,344
SEB SA	546	104,433
Societe BIC SA	654	65,011
Societe Generale SA	18,558	1,007,893
Sodexo SA	2,097	211,059
Suez Environnement Co.	8,948	129,656
Teleperformance	1,325	205,477
Thales SA	2,535	308,823
TOTAL SA	1,076,995	61,733,079
Ubisoft Entertainment SA (1)	1,847	156,316
Unibail-Rodamco SE	46,543	10,631,530
Valeo SA	5,628	372,293
Vallourec SA (1)	1,236,240	6,567,633
Veolia Environnement SA	11,313	268,768
Vinci SA	156,764	15,440,503
Vivendi SA	24,399	632,784
Wendel SA	628	97,925
		484,480,555
Germany - 6.11%
Adidas AG	267,031	64,968,022
Allianz SE	134,896	30,494,243
Axel Springer SE	1,187	99,296
BASF SE	22,169	2,248,324
Bayer AG	363,763	41,008,410
Bayer Motoren Werke AG	7,966	866,461
Beiersdorf AG	118,060	13,379,472
Brenntag AG	222,729	13,259,546
Commerzbank AG (1)	2,681,834	34,816,469
Continental AG	38,980	10,766,736
Covestro AG (2)	3,830	377,129
Daimler AG	456,732	38,913,621
Deutsche Bank AG	49,541	691,121
Deutsche Boerse AG	58,156	7,950,128
Deutsche Lufthansa AG	5,659	180,904
Deutsche Post AG	22,822	999,589
Deutsche Telekom AG	1,182,755	19,350,724
Deutsche Wohnen SE	8,303	387,418
Drillisch AG	1,216	82,046
E.ON SE	3,492,156	38,805,196
Evonik Industries AG	4,069	143,487
Fraport AG Frankfurt Airport Services Worldwide	948	93,560
Fresenius Medical Care AG & Co. KGaA	175,161	17,889,694
Fresenius SE & Co. KGaA	9,768	746,909
GEA Group AG	4,383	186,395
Hannover Rueck SE	1,511	206,149
HeidelbergCement AG	3,518	345,616
Henkel AG & Co. KGaA	2,481	312,566
HOCHTIEF AG	443	82,809
HUGO BOSS AG	1,526	132,940
Infineon Technologies AG	882,305	23,728,058
Innogy SE (2)	3,284	155,659
K&S AG	4,361	125,955
KION Group AG	1,618	151,058
LANXESS AG	2,086	159,905
Linde AG	4,394	928,494
MAN SE	863	100,634
Merck KGaA	3,077	295,232
METRO AG	4,382	77,519
MTU Aero Engines AG	1,212	204,268
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,736	868,776
OSRAM Licht AG	2,394	176,168
ProSiebenSat.1 Media SE	5,495	190,328
RWE AG	12,496	308,879
SAP SE	243,743	25,588,621
Siemens AG	101,903	13,002,563
Siemens Healthineers AG (1) (2)	3,540	145,418
Symrise AG	2,948	237,372
Telefonica Deutschland Holding AG	18,068	84,900
ThyssenKrupp AG	10,453	272,950
TUI AG	11,176	239,653
Uniper SE	5,087	155,027
United Internet AG	2,962	186,638
Volkswagen AG	804	160,921
Vonovia SE	11,809	585,607
Wirecard AG	2,783	329,902
Zalando SE (1) (2)	531,886	29,024,348
		437,269,833
Hong Kong - 3.97%
1st Pacific Co.	56,000	30,435
AIA Group Ltd.	7,631,585	65,239,965
ASM Pacific Technology Ltd.	7,100	100,027
Bank Of East Asia Ltd.	28,600	114,597
BOC Hong Kong Holdings Ltd.	92,500	453,785
China Mobile Ltd.	4,082,500	37,417,725
China Resources Power Holdings Co Ltd.	2,230,000	4,088,575
CK Asset Holdings Ltd.	61,500	519,003
CK Hutchison Holdings Ltd.	5,500,000	66,083,990
CK Infrastructure Holdings Ltd.	17,000	139,337
CLP Holdings Ltd.	40,000	407,840
Galaxy Entertainment Group Ltd.	5,072,000	46,554,308
Hang Lung Group Ltd.	21,000	68,869
Hang Lung Properties Ltd.	50,000	117,351
Hang Seng Bank Ltd.	18,300	425,193
Henderson Land Development Co. Ltd.	27,800	182,287
HK Electric Investments & HK Electric Investments Ltd. (2)	63,000	61,090
HKT Trust & HKT Ltd.	91,000	114,731
Hong Kong & China Gas Co. Ltd.	199,010	410,112
Hong Kong Exchanges & Clearing Ltd.	27,599	909,030
Hongkong Land Holdings Ltd.	29,300	202,434
Hysan Development Co. Ltd.	16,000	84,909
Jardine Matheson Holdings Ltd.	281,900	17,372,459
Jardine Strategic Holdings Ltd.	95,100	3,655,996
Kerry Properties Ltd.	14,500	65,569
Kingston Financial Group Ltd.	86,000	38,686
Li & Fung Ltd.	140,000	69,017
Link Real Estate Investment Trust	52,500	450,016
Melco Crown Entertainment Ltd. - ADR	5,736	166,229
MTR Corp. Ltd.	34,250	184,887
New World Development Co. Ltd.	137,413	195,849
NWS Holdings Ltd.	36,613	66,689
PCCW Ltd.	103,000	59,778
Power Assets Holdings Ltd.	34,000	303,735
Shangri-La Asia Ltd.	32,000	64,975
Sino Land Co. Ltd.	80,490	130,462
SJM Holdings Ltd.	45,000	39,424
Sun Hung Kai Properties Ltd.	35,000	555,554
Swire Pacific Ltd. - Class A	3,591,500	36,369,659
Swire Properties Ltd.	28,600	100,591
Techtronic Industries Co. Ltd.	32,500	190,745
WH Group Ltd. (2)	204,000	218,583
Wharf Holdings Ltd.	30,000	103,869
Wharf Real Estate Investment Co. Ltd.	29,000	189,555
Wheelock & Co. Ltd.	19,000	139,366
Yue Yuen Industrial Holdings Ltd.	17,000	68,110
		284,525,396
India - 1.33%
Asian Paints Ltd.	1,117,561	19,283,706
HDFC Bank Ltd. - ADR	365,951	36,144,980
Housing Development Finance Corp. Ltd.	622,266	17,528,060
Mahindra & Mahindra Ltd. - GDR	1,381,972	15,892,678
MakeMyTrip Ltd. (1)	194,600	6,752,620
		95,602,044
Indonesia - 0.48%
Bank Negara Indonesia Persero Tbk PT	54,888,200	34,760,304
Ireland - 2.13%
Accenture Plc	273,379	41,963,677
AerCap Holdings NV (1)	3,419	173,412
AIB Group Plc	18,774	113,008
Bank of Ireland Group Plc	22,553	197,634
CRH Plc	19,868	672,968
DCC Plc	2,121	195,422
ICON Plc (1)	220,423	26,040,773
James Hardie Industries Plc	10,116	179,535
Kerry Group Plc	3,742	379,398
Medtronic Plc	396,765	31,828,488
Paddy Power Plc	1,910	196,121
Perrigo Co. Plc	247,780	20,649,985
Ryanair Holdings Plc - ADR (1)	243,061	29,860,044
		152,450,465
Isle Of Man - 0.00% (4)
GVC Holdings Plc	13,092	169,168
Israel - 0.02%
Azrieli Group	913	43,889
Bank Hapoalim BM	24,977	171,765
Bank Leumi Le-Israel BM	34,156	206,317
Bezeq The Israeli telecommunication Corp. Ltd.	47,397	60,749
Check Point Software Technologies Ltd. (1)	3,029	300,901
Elbit Systems Ltd.	570	68,634
Frutarom Industries Ltd.	993	91,304
Israel Chemicals Ltd.	16,378	69,529
Mizrahi Tefahot Bank Ltd.	3,000	57,468
Nice Ltd. (1)	1,406	131,371
Teva Pharmaceutical Industries Ltd. - ADR	23,259	397,496
		1,599,423
Italy - 3.09%
Assicurazioni Generali SpA	30,208	580,666
Atlantia SpA	11,125	344,724
Davide Campari-Milano SpA	13,137	99,458
Enel SpA	8,899,869	54,460,253
Eni SpA	5,626,747	99,116,722
Ferrari NV	204,569	24,591,618
FinecoBank Banca Fineco SpA	581,660	7,001,029
Intesa Sanpaolo SpA	325,939	1,186,747
Intesa Sanpaolo SpA - Savings Share	21,907	82,980
Leonardo SpA	7,613	88,045
Luxottica Group SpA	319,732	19,863,249
Mediobanca Banca di Credito Finanziario SpA	14,841	174,477
Poste Italiane SpA (2)	12,269	112,070
Prysmian SpA	4,744	148,972
Recordati SpA	2,530	93,345
Snam SpA	57,440	264,041
Telecom Italia SpA (1)	6,265,401	5,948,966
Telecom Italia SpA - Savings Share	144,801	120,558
Terna Rete Elettrica Nazionale SpA	32,785	191,592
UniCredit SpA	313,635	6,555,335
UnipolSai Assicurazioni SpA	22,412	53,290
		221,078,137
Japan - 16.97%
ABC-Mart, Inc.	700	46,116
Acom Co. Ltd. (1)	7,700	34,301
Advantest Corp.	607,000	12,715,596
Aeon Co. Ltd.	13,900	248,137
Aeon Financial Service Co. Ltd.	2,400	55,148
Aeon Mall Co. Ltd.	2,600	54,490
Air Water, Inc.	3,300	64,384
Aisin Seiki Co.	4,200	228,147
Ajinomoto Co., Inc.	12,465	225,507
Alfresa Holdings Corp.	4,400	97,920
Alps Electric Co.	1,329,600	32,588,664
Amada Holdings Co.	8,200	99,567
ANA Holdings, Inc.	2,900	112,233
Aozora Bank	3,100	123,382
Asahi Glass Co. Ltd.	4,700	194,573
Asahi Group Holdings Ltd.	9,200	489,981
Asahi Kasei Corp.	29,700	390,492
Asics Corp.	3,800	70,318
Astellas Pharma, Inc.	48,600	737,187
Bandai Namco Holdings	4,600	151,093
Bank of Kyoto Ltd.	1,500	83,737
Benesse Holdings, Inc.	1,600	57,967
Bridgestone Corp.	15,800	686,614
Brother Industries Ltd.	5,600	130,152
Calbee, Inc.	1,900	62,854
Canon, Inc.	391,200	14,164,924
Casio Computer Co. Ltd.	4,700	70,055
Central Japan Railway Co.	3,500	662,140
Chiba Bank Ltd.	17,000	136,601
Chubu Electric Power Co., Inc.	15,300	216,117
Chugai Pharmaceutical Co. Ltd.	5,200	262,920
Chugoku Electric Power Co., Inc.	6,800	81,928
Coca-Cola Bottlers Japan Holdings, Inc.	2,700	111,522
Concordia Financial Group Ltd.	28,300	156,121
Credit Saison Co. Ltd.	3,700	60,748
CYBERDYNE, Inc. (1)	2,000	28,307
Dai Nippon Printing Co. Ltd.	6,000	123,942
Daicel Corp.	7,200	78,628
Daifuku Co. Ltd.	2,300	137,691
Dai-ichi Life Holdings, Inc.	400,200	7,305,940
Daiichi Sankyo Co. Ltd.	13,800	457,298
Daikin Industries Ltd.	5,900	650,688
Daito Trust Construction Co. Ltd.	1,600	276,528
Daiwa House Industry Co. Ltd.	13,300	512,476
Daiwa House REIT Investment Corp.	42	100,495
Daiwa Securities Group, Inc.	40,000	255,138
DeNA Co. Ltd.	2,300	41,502
Denso Corp.	238,800	13,061,567
Dentsu, Inc.	5,000	219,445
Disco Corp.	700	150,980
Don Quijote Holdings Co. Ltd.	2,900	166,524
East Japan Railway Co.	465,900	43,181,296
Eisai Co. Ltd.	6,600	420,606
Electric Power Development Co. Ltd.	3,800	95,781
FamilyMart UNY Holdings Co. Ltd.	2,150	181,044
FANUC Corp.	136,800	34,737,277
Fast Retailing Co. Ltd.	1,300	528,283
Fuji Electric Co. Ltd.	14,000	95,259
FUJIFILM Holdings Corp.	227,100	9,060,322
Fujitsu Ltd.	3,010,000	18,523,077
Fukuoka Financial Group, Inc.	20,000	107,702
Hachijuni Bank Ltd.	9,400	50,355
Hakuhodo DY Holdings, Inc.	5,200	71,497
Hamamatsu Photonics KK	3,200	120,897
Hankyu Hanshin Holdings, Inc.	5,400	200,207
Hikari Tsushin, Inc.	500	79,930
Hino Motors Ltd.	5,900	75,909
Hirose Electric Co. Ltd.	945	129,843
Hisamitsu Pharmaceutical Co., Inc.	1,300	100,672
Hitachi Chemical Co. Ltd.	2,915	66,434
Hitachi Construction Machinery Co. Ltd.	2,700	104,163
Hitachi High-Technologies Corp.	1,480	70,380
Hitachi Ltd.	115,000	833,062
Hitachi Metals Ltd.	5,000	59,114
Honda Motor Co. Ltd.	1,676,100	57,652,610
Hoshizaki Corp.	1,300	114,111
Hoya Corp.	9,200	458,681
Hulic Co. Ltd.	7,300	79,651
Idemitsu Kosan Co. Ltd.	3,300	125,450
IHI Corp.	3,500	108,712
Iida Group Holdings Co. Ltd.	178,900	3,342,448
Inpex Corp.	1,190,700	14,726,387
Isetan Mitsukoshi Holdings Ltd.	8,600	94,887
Isuzu Motors Ltd.	1,504,800	23,080,058
ITOCHU Corp.	216,800	4,210,490
J Front Retailing Co. Ltd.	5,600	95,206
Japan Airlines Co. Ltd.	2,700	108,655
Japan Airport Terminal Co. Ltd.	1,000	38,203
Japan Exchange Group, Inc.	12,100	224,021
Japan Post Bank Co.	9,500	127,494
Japan Post Holdings Co.	37,900	456,275
Japan Prime Realty Investment Corp.	19	67,675
Japan Real Estate Investment Corp.	31	160,528
Japan Retail Fund Investment Corp.	67	128,579
Japan Tobacco, Inc.	1,120,300	32,280,812
JFE Holdings, Inc.	12,500	251,809
JGC Corp.	5,200	113,085
JSR Corp.	4,300	96,705
JTEKT Corp.	5,400	79,981
JXTG Holdings, Inc.	73,250	443,128
Kajima Corp.	21,000	194,793
Kakaku.com, Inc.	933,500	16,335,482
Kamigumi Co. Ltd.	2,500	55,824
Kaneka Corp.	6,000	59,490
Kansai Electric Power Co., Inc.	16,500	211,978
Kansai Paint Co. Ltd.	4,800	111,784
Kao Corp.	269,500	20,214,083
Kawasaki Heavy Industries Ltd.	3,475	112,344
KDDI Corp.	43,400	1,107,994
Keihan Electric Railway Co. Ltd.	2,200	67,816
Keikyu Corp.	5,400	93,887
Keio Corp.	2,500	106,785
Keisei Electric Railway Co. Ltd.	3,100	95,268
Keyence Corp.	79,754	49,499,123
Kikkoman Corp.	3,500	140,783
Kintetsu Group Holdings Co. Ltd.	4,300	167,506
Kirin Holdings Co. Ltd.	20,400	543,048
Kobe Steel Ltd. (1)	8,100	81,148
Koito Manufacturing Co. Ltd.	2,600	180,330
Komatsu Ltd.	21,900	730,034
Konami Holdings Corp.	2,100	110,324
Konica Minolta, Inc.	10,600	90,853
Kose Corp.	700	146,506
Kubota Corp.	24,700	432,230
Kuraray Co. Ltd.	8,435	143,325
Kurita Water Industries Ltd.	2,215	70,256
Kyocera Corp.	7,700	434,480
Kyowa Hakko Kirin Co. Ltd.	6,300	138,369
Kyushu Electric Power Co., Inc.	9,300	110,826
Kyushu Financial Group, Inc.	7,500	37,075
Kyushu Railway Co.	3,800	118,209
Lawson, Inc.	1,245	84,829
LINE Corp. (1)	900	35,609
Lion Corp.	5,200	104,728
LIXIL Group Corp.	6,600	147,377
M3, Inc.	4,800	215,629
Mabuchi Motor Co. Ltd.	1,200	59,095
Makita Corp.	5,300	259,010
Marubeni Corp.	40,100	290,146
Marui Group Co. Ltd.	4,500	91,687
Maruichi Steel Tube Ltd.	1,500	45,886
Mazda Motor Corp.	14,300	189,023
McDonald's Holdings Co. Japan Ltd.	1,750	81,904
Mebuki Financial Group, Inc.	25,340	97,402
Medipal Holdings Corp.	4,040	82,771
MEIJI Holdings Co. Ltd.	2,900	220,760
Minebea Co. Ltd.	8,800	187,901
MISUMI Group, Inc.	6,500	178,436
Mitsubishi Chemical Holdings Corp.	34,850	337,512
Mitsubishi Corp.	1,673,700	45,017,898
Mitsubishi Electric Corp.	1,389,900	22,225,599
Mitsubishi Estate Co. Ltd.	29,500	498,621
Mitsubishi Gas Chemical Co., Inc.	4,000	95,823
Mitsubishi Heavy Industries Ltd.	7,740	296,347
Mitsubishi Materials Corp.	3,000	90,221
Mitsubishi Motors Corp.	16,000	114,431
Mitsubishi Tanabe Pharma Corp.	5,090	99,499
Mitsubishi UFJ Financial Group, Inc.	1,880,200	12,316,145
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,900	58,057
Mitsui & Co. Ltd.	41,500	710,810
Mitsui Chemicals, Inc.	4,300	135,581
Mitsui Fudosan Co. Ltd.	21,800	528,892
Mitsui OSK Lines Ltd.	2,800	80,523
Mixi, Inc.	1,075	39,704
Mizuho Financial Group, Inc.	583,100	1,048,873
MS&AD Insurance Group Holdings, Inc.	1,016,540	32,051,987
Murata Manufacturing Co. Ltd.	4,500	616,183
Nabtesco Corp.	2,700	104,163
Nagoya Railroad Co. Ltd.	4,300	108,950
NEC Corp.	6,385	179,480
Nexon Co. Ltd. (1)	1,052,800	17,413,919
NGK Insulators Ltd.	6,300	108,587
NGK Spark Plug Co. Ltd.	3,600	86,714
NH Foods Ltd.	2,150	88,097
Nidec Corp.	99,200	15,280,184
Nikon Corp.	7,900	140,768
Nintendo Co. Ltd.	2,700	1,189,061
Nippon Building Fund, Inc.	32	176,834
Nippon Electric Glass Co. Ltd.	1,800	53,456
Nippon Express Co. Ltd.	2,000	133,828
Nippon Paint Holdings Co. Ltd.	4,000	146,798
Nippon Prologis Real Estate Investment Trust, Inc.	43	92,543
Nippon Steel & Sumitomo Metal Corp.	18,400	404,037
Nippon Telegraph & Telephone Corp.	16,700	769,043
Nippon Yusen KK	4,000	80,748
Nissan Chemical Industries Ltd.	2,800	116,310
Nissan Motor Co. Ltd.	56,400	585,176
Nisshin Seifun Group, Inc.	5,300	105,049
Nissin Foods Holdings Co. Ltd.	1,400	97,101
Nitori Holdings Co. Ltd.	1,900	335,788
Nitto Denko Corp.	3,800	284,915
NOK Corp.	2,900	56,307
Nomura Holdings, Inc.	6,697,700	38,730,274
Nomura Real Estate Holdings, Inc.	3,000	70,824
Nomura Real Estate Master Fund, Inc.	87	120,028
Nomura Research Institute Ltd.	2,948	139,636
NSK Ltd.	8,900	119,274
NTT Data Corp.	14,800	157,451
NTT DOCOMO, Inc.	32,800	837,378
Obayashi Corp.	15,100	165,184
Obic Co. Ltd.	1,700	141,394
Odakyu Electric Railway Co. Ltd.	7,000	141,638
Oji Holdings Corp.	19,850	127,601
Olympus Corp.	419,600	15,931,432
Omron Corp.	748,800	44,053,268
Ono Pharmaceutical Co. Ltd.	9,800	303,380
Oracle Corp.	1,000	81,293
Oriental Land Co. Ltd.	5,200	530,971
ORIX Corp.	31,800	560,807
Osaka Gas Co. Ltd.	8,700	171,662
Otsuka Corp.	2,400	120,897
Otsuka Holdings Co. Ltd.	9,230	462,259
Panasonic Corp.	3,556,165	50,833,391
Park24 Co. Ltd.	3,200	85,770
Pigeon Corp.	485,600	21,928,556
Pola Orbis Holdings, Inc.	2,200	90,146
Rakuten, Inc.	21,500	181,671
Recruit Holdings Co. Ltd.	26,000	646,182
Renesas Electronics Corp. (1)	15,400	154,861
Resona Holdings, Inc.	53,700	283,628
Ricoh Co. Ltd.	16,800	165,940
Rinnai Corp.	800	75,936
Rohm Co. Ltd.	2,200	209,445
Ryohin Keikaku Co. Ltd.	600	201,306
Sankyo Co. Ltd.	1,100	38,767
Santen Pharmaceutical Co. Ltd.	8,600	138,612
SBI Holdings, Inc.	5,125	117,186
Secom Co. Ltd.	5,000	372,163
Sega Sammy Holdings, Inc.	4,100	64,926
Seibu Holdings, Inc.	5,800	100,950
Seiko Epson Corp.	6,600	117,293
Sekisui Chemical Co. Ltd.	10,000	174,428
Sekisui House Ltd.	1,992,500	36,365,161
Seven & i Holdings Co. Ltd.	17,800	763,490
Seven Bank Ltd.	10,500	33,452
Sharp Corp. (1)	3,405	101,761
Shimadzu Corp.	5,800	163,090
Shimamura Co. Ltd.	500	62,544
Shimano, Inc.	113,600	16,377,276
Shimizu Corp.	13,100	117,082
Shin-Etsu Chemical Co. Ltd.	9,195	950,998
Shinsei Bank Ltd.	4,000	61,501
Shionogi & Co. Ltd.	7,100	366,394
Shiseido Co. Ltd.	520,300	33,314,261
Shizuoka Bank Ltd.	12,000	113,453
Showa Shell Sekiyu KK	4,300	58,233
SMC Corp.	61,400	24,853,137
SoftBank Group Corp.	177,000	13,224,473
Sohgo Security Services Co. Ltd.	1,700	84,037
Sompo Holdings, Inc.	8,550	344,073
Sony Corp.	299,400	14,479,699
Sony Financial Holdings, Inc.	4,200	76,417
Stanley Electric Co. Ltd.	3,400	125,577
Start Today Co. Ltd.	4,600	122,863
Subaru Corp.	15,100	494,842
Sugi Holdings Co. Ltd.	146,600	8,114,976
Sumco Corp.	5,700	149,457
Sumitomo Chemical Co. Ltd.	38,000	221,418
Sumitomo Corp.	28,300	476,343
Sumitomo Dainippon Pharma Co. Ltd.	3,600	60,426
Sumitomo Electric Industries Ltd.	2,331,800	35,578,002
Sumitomo Heavy Industries Ltd.	2,700	102,387
Sumitomo Metal Mining Co. Ltd.	5,600	235,778
Sumitomo Mitsui Financial Group, Inc.	1,389,400	58,211,035
Sumitomo Mitsui Trust Holdings, Inc.	1,125,400	45,553,290
Sumitomo Realty & Development Co. Ltd.	9,000	332,832
Sumitomo Rubber Industries Ltd.	4,400	80,718
Sundrug Co. Ltd.	1,600	73,906
Suntory Beverage & Food Ltd.	3,110	151,109
Suruga Bank Ltd.	568,800	7,852,706
Suzuken Co. Ltd.	2,155	89,011
Suzuki Motor Corp.	8,100	436,192
Sysmex Corp.	285,250	25,842,865
T&D Holdings, Inc.	13,100	207,879
Taiheiyo Cement Corp.	2,800	101,706
Taisei Corp.	4,800	243,598
Taisho Pharmaceutical Holdings Co. Ltd.	960	94,372
Taiyo Nippon Sanso Corp.	2,800	42,393
Takashimaya Co. Ltd.	3,360,000	32,240,590
Takeda Pharmaceutical Co. Ltd.	736,800	35,889,614
TDK Corp.	3,000	270,382
Teijin Ltd.	4,800	90,266
Temp Holdings Co. Ltd.	4,300	125,074
Terumo Corp.	7,700	404,520
THK Co. Ltd.	2,800	115,784
Tobu Railway Co. Ltd.	5,100	153,616
Toho Co. Ltd.	2,600	86,255
Toho Gas Co. Ltd.	1,600	49,171
Tohoku Electric Power Co., Inc.	10,500	140,224
Tokio Marine Holdings, Inc.	767,100	34,135,788
Tokyo Electric Power Co., Inc. (1)	33,500	129,082
Tokyo Electron Ltd.	3,700	695,978
Tokyo Gas Co. Ltd.	9,500	251,908
Tokyo Tatemono Co. Ltd.	5,300	79,845
Tokyu Corp.	14,200	221,264
Tokyu Fudosan Holdings Corp.	11,600	84,489
Toppan Printing Co. Ltd.	13,000	106,659
Toray Industries, Inc.	34,800	329,178
Toshiba Corp. (1)	153,000	442,874
Tosoh Corp.	6,800	133,437
TOTO Ltd.	3,300	173,986
Toyo Seikan Group Holdings Ltd.	3,900	57,984
Toyo Suisan Kaisha Ltd.	2,050	79,472
Toyoda Gosei Co. Ltd.	1,900	44,177
Toyota Industries Corp.	3,800	229,989
Toyota Motor Corp.	131,094	8,408,595
Toyota Tsusho Corp.	5,035	170,586
Trend Micro, Inc.	2,900	173,065
Tsuruha Holdings, Inc.	900	128,312
Unicharm Corp.	9,500	270,434
United Urban Investment Corp.	71	111,299
USS Co. Ltd.	5,800	117,194
West Japan Railway Co.	79,500	5,552,037
Yahoo Japan Corp.	34,900	162,028
Yakult Honsha Co. Ltd.	2,600	192,303
Yamada Denki Co. Ltd.	14,640	87,781
Yamaguchi Financial Group, Inc.	5,000	60,523
Yamaha Corp.	3,700	162,563
Yamaha Motor Co. Ltd.	6,650	198,741
Yamato Holdings Co. Ltd.	8,500	213,169
Yamazaki Baking Co. Ltd.	3,000	62,253
Yaskawa Electric Corp.	5,900	267,539
Yokogawa Electric Corp.	4,700	97,088
Yokohama Rubber Co. Ltd.	2,700	62,498
		1,214,725,879
Jersey - 0.00% (4)
Randgold Resources Ltd.	2,176	180,773
Luxembourg - 0.02%
ArcelorMittal (1)	15,640	496,763
Eurofins Scientific SE	274	144,391
Millicom International Cellular SA	1,660	113,602
RTL Group SA	897	74,472
SES SA	8,963	121,323
Tenaris SA	11,534	199,378
		1,149,929
Macau - 0.01%
MGM China Holdings Ltd.	24,000	62,421
Sands China Ltd.	59,600	323,887
Wynn Macau Ltd.	35,600	130,482
		516,790
Malaysia - 0.22%
Public Bank Bhd	2,512,100	15,586,970
Mexico - 0.78%
Fresnillo Plc	5,070	90,529
Grupo Aeroportuario del Centro Norte SAB de CV	1,065,300	5,204,031
Grupo Aeroportuario del Pacifico SAB de CV - ADR	53,915	5,372,091
Grupo Mexico SAB de CV	985,700	3,288,920
Mexichem SAB de CV	2,601,100	7,976,420
Wal-Mart de Mexico SAB de CV	13,462,812	34,064,321
		55,996,312
Netherlands - 4.98%
ABN AMRO Group NV (2)	10,370	312,691
Aegon NV	44,071	297,339
Akzo Nobel NV	237,709	22,459,466
Altice NV - Class A (1)	12,503	103,330
ASML Holding NV	119,834	23,762,342
Boskalis Westminster	2,336	68,469
Core Laboratories NV	222,477	24,076,461
EXOR NV	2,598	184,937
Heineken Holding NV	2,665	274,787
Heineken NV	6,075	653,391
ING Groep NV	2,853,278	48,149,708
Koninklijke Ahold Delhaize NV	2,968,626	70,344,408
Koninklijke DSM NV	4,270	424,425
Koninklijke KPN NV	2,919,546	8,779,061
Koninklijke Philips NV	22,259	852,343
Koninklijke Vopak NV	1,702	83,568
NN Group NV	7,361	327,049
NXP Semiconductors NV (1)	8,009	937,053
PostNL NV	8,475,022	31,757,833
QIAGEN NV - Aquis Listed (1)	393,931	12,735,152
QIAGEN NV - NASDAQ Listed (1)	304,328	9,832,838
Randstad Holding NV	2,958	194,814
Royal Dutch Shell Plc	234,362	7,414,851
Royal Dutch Shell Plc - Class A	1,632,088	51,993,800
Royal Dutch Shell Plc - Class B	1,244,499	40,045,942
Wolters Kluwer NV	6,923	368,199
		356,434,257
New Zealand - 0.01%
Auckland International Airport Ltd.	23,776	105,504
Fisher & Paykel Healthcare Corp. Ltd.	12,955	124,102
Fletcher Building Ltd.	16,326	71,584
Mercury NZ Ltd.	20,326	47,527
Meridian Energy Ltd.	28,793	59,554
Ryman Healthcare Ltd.	9,115	70,143
Spark New Zealand Ltd.	42,879	104,043
		582,457
Norway - 0.60%
DNB ASA	2,069,208	40,757,677
Gjensidige Forsikring ASA	5,270	96,927
Marine Harvest ASA	9,713	196,333
Norsk Hydro ASA	31,453	186,569
Orkla ASA	18,575	200,183
Schibsted ASA - Class B	2,340	59,892
Statoil ASA	27,598	653,189
Telenor ASA	17,866	406,293
Yara International ASA	4,193	179,167
		42,736,230
Philippines - 0.09%
Puregold Price Club, Inc.	6,719,620	6,754,714
Portugal - 0.29%
EDP - Energias de Portugal SA	59,433	225,822
Galp Energia SGPS SA	12,085	227,908
Jeronimo Martins SGPS SA	1,137,927	20,697,316
		21,151,046
Republic of Korea - 0.87%
Hana Financial Group, Inc.	162,681	6,982,509
NAVER Corp.	12,125	9,009,288
POSCO	46,844	14,305,021
Samsung Electronic Co. Ltd.	5,644	13,031,132
Samsung Fire & Marine Insurance Co. Ltd.	74,299	18,855,314
		62,183,264
Russia - 0.52%
Magnit PJSC - GDR	206,097	3,824,073
Yandex NV (1)	852,105	33,615,542
		37,439,615
Singapore - 2.72%
Ascendas Real Estate Investment Trust	57,500	115,821
CapitaLand Commercial Trust	61,751	86,562
CapitaLand Ltd.	61,500	168,417
CapitaLand Mall Trust	68,200	108,562
City Developments Ltd.	11,100	110,603
ComfortDelGro Corp. Ltd.	53,100	83,357
DBS Group Holdings Ltd.	2,504,700	52,905,153
Genting Singapore Plc	148,400	123,087
Golden Agri-Resources Ltd.	166,500	44,636
Hutchison Port Holdings Trust	133,600	39,579
Jardine Cycle & Carriage Ltd.	3,100	81,891
Keppel Corp. Ltd.	35,400	211,664
Oversea-Chinese Banking Corp. Ltd.	73,500	724,049
SATS Ltd.	15,100	59,338
Sembcorp Industries Ltd.	21,200	50,699
Singapore Airlines Ltd.	13,600	113,011
Singapore Exchange Ltd.	19,200	108,392
Singapore Press Holdings Ltd.	22,665	43,730
Singapore Technologies Engineering Ltd.	33,900	93,256
Singapore Telecommunications Ltd.	25,452,500	65,736,170
StarHub Ltd.	19,200	33,797
Suntec Real Estate Investment Trust	65,700	95,256
United Overseas Bank Ltd.	2,949,625	62,066,659
UOL Group Ltd.	11,919	78,149
Wilmar International Ltd.	4,607,800	11,234,028
		194,515,866
South Africa - 0.86%
Clicks Group Ltd.	1,419,894	21,936,158
Investec Plc	16,892	130,546
Mediclinic International Plc	8,708	73,470
Mondi Plc	9,001	241,929
Naspers Ltd.	160,470	39,269,102
		61,651,205
Spain - 3.64%
Abertis Infraestructuras SA	16,935	379,648
ACS Actividades Co.	5,689	221,959
Aena SA (2)	85,722	17,285,301
Amadeus IT Group SA	10,328	764,305
Banco Bilbao Vizcaya Argentaria SA	4,680,228	37,065,435
Banco de Sabadell SA	130,156	266,225
Banco Santander	2,622,483	17,165,161
Bankia SA	4,223,892	18,948,211
Bankinter SA	15,909	163,789
CaixaBank SA	2,626,181	12,520,748
Distribuidora Internacional de Alimentacion SA	1,792,477	7,618,838
Enagas SA	3,058	83,743
Endesa SA	7,803	171,902
Ferrovial SA	11,290	236,048
Gas Natural SDG SA	8,909	212,641
Grifols SA	7,121	201,887
Iberdrola SA	4,387,598	32,263,765
Industria de Diseno Textil SA	1,460,589	45,918,996
Mapfre SA	26,218	87,227
Red Electrica Corp. SA	10,325	213,133
Repsol SA	30,225	537,269
Siemens Gamesa Renewable Energy SA	5,689	91,439
Telefonica SA	6,927,264	68,627,476
		261,045,146
Sweden - 2.60%
Alfa Laval AB	7,379	174,868
Assa Abloy AB	23,841	516,764
Atlas Copco AB - Class A	1,498,448	65,080,297
Atlas Copco AB - Class B	9,234	360,547
Boliden AB	6,394	224,995
Electrolux AB	5,546	175,140
Essity AB	14,425	399,763
Getinge AB	5,074	57,781
Hennes & Mauritz AB	22,471	335,697
Hexagon AB	389,550	23,251,841
Husqvarna AB - Class B	9,689	93,667
ICA Gruppen AB	2,239	79,380
Industrivarden AB	3,877	90,420
Investor AB	438,222	19,467,378
Kinnevik AB	5,488	198,272
L E Lundbergforetagen AB	851	61,177
Lundin Petroleum AB	4,473	113,001
Nordea Bank AB	73,039	781,515
Sandvik AB	26,670	488,627
Securitas AB	7,875	134,084
Skandinaviska Enskilda Banken AB	36,322	381,610
Skanska AB	8,498	174,233
SKF AB	8,937	183,093
Svenska Handelsbanken AB	1,613,486	20,195,746
Swedbank AB	21,736	488,415
Swedish Match AB	4,368	197,948
Tele2 AB	8,072	97,206
Telefonaktiebolaget LM Ericsson - Class B	2,200,549	14,013,004
TeliaSonera AB	8,019,091	37,783,831
Volvo AB	36,790	673,418
		186,273,718
Switzerland - 6.93%
ABB Ltd.	1,524,059	36,239,381
Adecco SA	468,293	33,356,530
Baloise Holding AG	1,131	173,025
Barry Callebaut AG	57	111,478
Chocoladefabriken Lindt & Spruengli AG	25	155,105
Chocoladefabriken Lindt & Spruengli AG - REG	3	218,377
Chubb Ltd.	278,003	38,022,470
Cie Financiere Richemont SA	306,497	27,542,393
Clariant AG	5,212	124,686
Coca-Cola HBC AG	4,217	156,057
Credit Suisse Group AG	638,862	10,729,704
Dufry AG (1)	827	108,626
EMS-Chemie Holding AG	188	118,931
Ferguson Plc	5,908	444,339
Geberit AG	878	388,271
Givaudan SA	218	497,333
Glencore Plc	289,085	1,436,527
Julius Baer Group Ltd.	5,393	331,893
Kuehne & Nagel International AG	1,252	197,196
LafargeHolcim Ltd.	10,969	601,043
Lonza Group AG	1,762	415,549
Luxoft Holding, Inc. (1)	87,545	3,584,968
Nestle SA	760,721	60,128,550
Novartis AG	993,486	80,354,017
Novartis AG - Sponsored ADR	341,785	27,633,317
Pargesa Holding SA	862	76,484
Partners Group Holding AG	398	296,162
Roche Holding AG	344,054	78,924,999
Schindler Holding AG	582	121,931
Schindler Holding AG - Participation Certificate	96,352	20,789,649
SGS SA	126	309,951
Sika AG	2,806	22,010,698
Sonova Holding AG	1,189	189,031
STMicroelectronics NV	15,160	337,367
Straumann Holding AG	252	158,998
Swatch Group AG - BR	712	314,167
Swatch Group AG - REG	1,570	131,664
Swiss Life Holding AG	790	281,530
Swiss Prime Site	1,691	163,647
Swiss Re AG	7,596	775,299
Swisscom AG	629	312,050
u-blox Holding AG	34,020	6,129,331
UBS Group AG	663,257	11,685,876
Vifor Pharma AG	1,111	171,319
Zurich Insurance Group AG	89,840	29,634,834
		495,884,753
Taiwan - 1.92%
Compal Electronics, Inc.	5,014,000	3,404,918
Hon Hai Precision Industry Co. Ltd.	1,093,000	3,426,285
Hon Hai Precision Industry Co. Ltd. - GDR	2,130,159	13,249,589
Taiwan Semiconductor Manufacturing Co. Ltd.	3,325,000	28,053,298
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,035,628	89,079,081
		137,213,171
Thailand - 0.51%
Bangkok Bank Plc	4,520,000	28,475,856
Thai Beverage Plc	13,208,300	7,877,401
		36,353,257
United Kingdom - 13.80%
3I Group Plc	23,446	282,989
Admiral Group Plc	4,944	127,962
Anglo American Plc	32,004	745,521
Ashtead Group Plc	11,844	322,947
ASOS Plc (1)	249,897	24,446,474
Associated British Foods Plc	8,313	290,635
AstraZeneca Plc	823,017	56,575,077
Auto Trader Group (2)	3,548,415	17,441,921
Aviva Plc	1,328,907	9,274,539
Babcock International Group Plc	5,882	55,212
BAE Systems Plc	981,465	8,030,027
Barclays Plc	3,590,802	10,492,683
Barratt Developments Plc	22,977	170,979
Berkeley Group Holdings Plc	3,199	170,057
BP Plc	12,738,016	85,919,040
British American Tobacco Plc	54,183	3,132,142
British American Tobacco Plc - ADR	259,000	14,941,710
British Land Co. Plc	22,412	202,029
BT Group Plc	205,929	657,285
Bunzl Plc	7,839	230,516
Burberry Group Plc	579,248	13,807,209
Capita Plc	14,740	29,790
Centrica Plc	139,099	278,514
CNH Industrial NV	24,419	301,747
Cobham Plc (1)	60,200	103,737
Coca-Cola European Partners Plc	5,289	220,340
Compass Group Plc	1,713,312	34,983,956
ConvaTec Group Plc (2)	31,365	87,506
Croda International Plc	3,151	202,424
Diageo Plc	772,283	26,118,328
Direct Line Insurance Group Plc	33,765	180,795
easyJet Plc	3,509	79,099
Experian Plc	1,679,772	36,327,796
Fiat Chrysler Automobiles NV (1)	25,986	530,019
G4S Plc	37,441	130,310
GKN Plc	46,125	298,975
GlaxoSmithKline Plc	1,639,471	31,840,159
Hammerson Plc	18,401	138,711
Hargreaves Lansdown Plc	1,481,643	34,008,983
HomeServe Plc	926,753	9,612,956
Howden Joinery Group Plc	1,113,620	7,208,318
HSBC Holdings Plc	4,902,362	46,036,574
IMI Plc	5,915	89,725
Imperial Tobacco Group Plc	166,572	5,671,681
InterContinental Hotels Group Plc	4,282	256,545
International Consolidated Airlines Group SA	16,598	143,703
Intertek Group Plc	268,237	17,558,265
ITV Plc	89,958	182,099
J Sainsbury Plc	4,247,147	14,246,957
John Wood Group Plc	2,129,240	16,179,267
Johnson Matthey Plc	412,706	17,606,499
Jupiter Fund Management Plc	1,965,469	13,030,037
Kingfisher Plc	7,479,720	30,683,989
Land Securities Group Plc	18,287	240,601
Legal & General Group Plc	143,395	519,555
Lloyds Banking Group Plc	42,440,808	38,605,201
London Stock Exchange Group Plc	7,372	426,858
Marks & Spencer Group Plc	37,641	142,977
Meggitt Plc	19,424	117,836
Merlin Entertainments Plc (2)	16,203	78,788
Micro Focus International Plc	10,211	142,582
National Grid Plc	1,470,840	16,556,451
Next Plc	3,623	242,193
Old Mutual Plc	117,981	396,993
Pearson Plc	19,218	202,613
Persimmon Plc	7,226	256,466
Prudential Plc	61,088	1,526,505
Reckitt Benckiser Group Plc	15,714	1,326,381
RELX NV	22,892	474,526
RELX Plc	24,953	512,579
Rightmove Plc	424,725	25,926,916
Rio Tinto Ltd.	9,728	551,113
Rio Tinto Plc	29,177	1,480,556
Rolls-Royce Holdings Plc (1)	39,111	478,175
Royal Bank of Scotland Group Plc (1)	13,214,113	48,070,498
Royal Mail Plc	21,167	160,653
RSA Insurance Group Plc	24,477	216,706
Sage Group Plc	25,103	225,561
Schroders Plc	2,929	131,419
Segro Plc	24,458	206,411
Severn Trent Plc	5,836	151,085
Sky Plc	24,233	441,332
Smith & Nephew Plc	20,723	387,664
Smiths Group Plc	9,377	199,461
SSE Plc	646,679	11,600,967
St James's Place Plc	12,376	188,682
Standard Chartered Plc	1,297,896	13,007,955
Standard Life Aberdeen Plc	64,702	326,596
Taylor Wimpey Plc	76,382	197,882
Tesco Plc	35,172,120	101,795,199
Travis Perkins Plc	864,660	14,991,498
Unilever NV	38,483	2,172,192
Unilever Plc	29,124	1,615,288
Unilever Plc - ADR	572,720	31,820,323
United Utilities Group Plc	15,727	157,941
Vodafone Group Plc	5,725,564	15,665,285
Weir Group Plc	798,165	22,373,816
Whitbread Plc	4,279	222,110
Willis Towers Watson Plc	45,079	6,860,573
WM Morrison Supermarkets Plc	54,873	164,639
WPP Plc	2,060,500	32,744,639
		987,986,998
United States - 1.42%
Amdocs Ltd.	367,612	24,527,073
Carnival Plc	4,270	274,831
Mettler-Toledo International, Inc. (1)	39,343	22,623,405
Mylan (1)	444,563	18,302,659
News Corp. - Class A	436,340	6,894,172
Schlumberger Ltd.	429,795	27,842,120
Shire Plc	21,465	1,068,307
		101,532,567
Total Common Stocks (Cost $6,125,131,860)		$6,880,639,620

PREFERRED STOCKS - 0.31%
Germany - 0.31%
Bayer Motoren Werke AG	1,217	$114,203
Fuchs Petrolub SE	1,593	86,476
Henkel AG & Co. KGaA	4,208	553,155
Porsche Automobil Holding SE	3,496	291,421
Schaeffler AG	5,109	78,903
Volkswagen AG	105,903	21,107,965
Total Preferred Stocks (Cost $16,818,843)		$22,232,123

SHORT-TERM INVESTMENTS - 2.92%
Money Market Funds - 2.92%
Goldman Sachs Financial Square Funds - Government Fund - Class I, 1.61% (3)	104,329,512	$104,329,512
JPMorgan U.S. Government Money Market Fund - Class I, 1.56% (3)	104,329,512	104,329,512
Total Short-Term Investments (Cost $208,659,024)		$208,659,024
TOTAL INVESTMENTS IN SECURITIES - 99.33%
(Cost $6,350,609,727)		$7,111,530,767
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.67%		48,204,475
TOTAL NET ASSETS - 100.00%		$7,159,735,242

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

(1)	Non-income producing security.
(2)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $65,707,671, which represents 0.92% of total net assets.

(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Amount calculated is less than 0.005%.

	COMMON STOCKS
	Consumer Discretionary	14.53%
	Consumer Staples	10.56%
	Energy	6.24%
	Financials	17.96%
	Healthcare	10.79%
	Industrials	12.75%
	Information Technology	12.63%
	Materials	3.37%
	Real Estate	0.81%
	Telecommunication Services	4.15%
	Utilities	2.31%
	Total Common Stocks	96.10%
	PREFERRED STOCKS
	Consumer Discretionary	0.30%
	Consumer Staples	0.01%
	Materials	0.00%	(1)
	Total Preferred Stocks	0.31%
	SHORT-TERM INVESTMENTS	2.92%
	TOTAL INVESTMENTS	99.33%
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.67%
	TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Mutual Funds
Notes to Schedule of Investments
March 31, 2018 (Unaudited)

1. ORGANIZATION
The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2018, the Trust consisted of nine series, of which the eight active series identified below are presented in this filing (each a “Fund,” and collectively, the “Funds”). The one remaining series is inactive and currently not available for purchase.

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Funds.

Fund	Investment Objective
Bridge Builder Core Bond Fund	To provide total return (capital appreciation plus income)
(“Core Bond Fund”)
Bridge Builder Core Plus Bond Fund ("Core Plus Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Municipal Bond Fund (“Municipal Bond Fund”)	To provide current income exempt from federal tax, with a secondary goal of preservation of investment principal
Bridge Builder Large Cap Growth Fund (“Large Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Large Cap Value Fund ("Large Cap Value Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)	To provide capital appreciation
Bridge Builder International Equity Fund (“International Equity Fund”)	To provide capital appreciation

The Funds are diversified and each currently offer a single class of shares. The Funds are available for investment exclusively through Edward Jones Advisory Solutions®.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its Schedules of Investments. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

Investment Valuation – All securities and other investments are recorded at their estimated fair value, as described in Note 4.

3. SECURITIES AND OTHER INVESTMENTS
a) Delayed Delivery Securities – Certain Funds may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. For these obligations, the Fund will earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so.

A Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized appreciation/(depreciation) on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

b) Derivatives – The Funds invest in derivatives as permitted by their investment objectives and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

Futures Contracts – Certain Funds may enter into futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date. The Funds buy and sell futures contracts to gain or hedge exposure to certain risk factors. Upon entering into a futures contract, the Funds are required to deposit with the broker cash or securities, which are referred to as initial margin. Securities deposited as initial margin are designated on the Schedule of Investments. Exchange traded futures are marked to market daily based on the price movement of the contract. This change in value creates either a payable or receivable for the Fund as either more or less margin is required by the clearing agent. This change in value, known as variation margin, is moved daily between the Fund and its counterparty. A change in the market value of an open futures contracts is recorded as unrealized appreciation/(depreciation) until the contract is closed. When a contract is closed, the Fund will record a realized gain or loss equal to the difference between the proceeds of the closing transaction and the Fund’s basis in the contracts. Futures contracts outstanding at period end, if any, are listed within each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts – Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation/ (depreciation). When the contract is closed in its foreign currency, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed within each Fund’s Schedule of Investments.

Repurchase Agreements –In a repurchase agreement, a Fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. A Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by a Fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty. Certain Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian under a tri-party agreement for investment companies and other clients advised by the Sub-adviser (as defined below) and its affiliates. A Fund may participate with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities. Repurchase agreements are subject to master netting agreements, which are agreements between a Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments are gross settlement amounts.

Swap Contracts – Certain Funds may invest in swap contracts. Swap contracts are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market- linked returns at specified, future intervals. Swap contracts may be privately negotiated in the over the counter market (“OTC Swaps”) or may be cleared through a third-party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into credit default, interest rate and total return swap contracts to manage the Fund’s exposure to credit, interest rate and equity risk. Securities or cash may be used as collateral or margin in accordance with the terms of the swap agreement in order to provide assets in the event of a default or bankruptcy.

Centrally Cleared Swaps and OTC Swaps are marked to market daily. Swap variation margin is accounted for as unrealized appreciation/(depreciation) until the contract is closed, at which time the gains or losses are realized. Upfront premiums received/(paid) represent cash payments made upon the opening of the swap contract to compensate for differences between the stated terms of the contract and the current market value contract. These upfront payments are recorded as assets/(liabilities) and are included within the market value of the swap contract. Upon liquidation or termination of the swap agreement, these payments are recorded as realized gain/(loss). Net periodic payments received/ (paid) by the Fund are also included in the realized gain/(loss) on swap contracts. Swap contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Schedule of Investments.

Interest Rate Swaps – Certain Funds may enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Credit Default Swap Contracts – Certain Funds may enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or other equally ranked obligations of the reference entity. As a seller of protection on a credit default swap contract, the Fund will generally receive from the protection buyer a fixed rate of income throughout the term of the swap provided there is no credit event. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments.

Total Return Swap Contracts – Certain Funds may invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of amounts reported. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as net realized gain/(loss) on swap contracts. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

c) Loan Participation, Assignments, and Unfunded Commitments – Certain Funds invest in loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter- positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked daily. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments, and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

d) Restricted Securities – The Funds may own investment securities that are unregistered or have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, a Fund may have the right to include these securities in such registration, generally without cost to the Fund. A Fund generally has no right to require registration of the unregistered securities it holds. All unregistered securities held at March 31, 2018 met the definition of Rule 144A of the Securities Act of 1933 and can be traded with an institutional investor without registration. There were no restricted securities held in any of the Funds at March 31, 2018.

e) Defaulted Securities – Certain Funds may hold defaulted securities or other securities which were placed in non- accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. Debt obligations may be placed on non-accrual status and the related interest income, amortization or accretion may be reduced or stopped entirely. Additionally, current income accruals and interest receivables may be written off when the collection of the interest income has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (“Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has established a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•
Level 1 – Fair value measurement within Level 1 should be based on a quoted price in an active market that the Funds have the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the Financial Accounting Standards Board (“FASB”) has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.

•
Level 2 –Fair value measurement within Level 2 should be based on all inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•
Level 3 – Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets don’t exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Certain vendor-priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are fair valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information
The following tables represent each Fund’s valuation inputs as presented in the Schedule of Investments.

Core Bond Fund
	Level 1	Level 2	Level 3		Total
Assets
Asset-Backed Obligations	$-	$1,649,930,001	$98,180,273		$1,748,110,274
Corporate Bonds
Basic Materials	-	187,030,768	-		187,030,768
Communications	-	354,233,240	-		354,233,240
Consumer Cyclical	-	321,970,999	-		321,970,999
Consumer Non-cyclical	-	578,206,241	-		578,206,241
Diversified	-	12,360,268	-		12,360,268
Energy	-	473,340,000	-		473,340,000
Financials	-	1,842,491,059	120,264		1,842,611,323
Industrials	-	237,025,891	-		237,025,891
Real Estate	-	4,915,461	-		4,915,461
Technology	-	169,211,288	-		169,211,288
Utilities	-	403,021,201	-		403,021,201
Government Related	-	3,504,638,413	-		3,504,638,413
Mortgage-Backed Obligations	-	4,942,029,533	11,355,745		4,953,385,278
Preferred Stocks
Financials	2,545,050	-	-		2,545,050
Short-Term Investments
Money Market Funds	960,750,286	-	-		960,750,286
U.S. Treasury Bills	-	998,937	-		998,937
Futures Contracts (1)	3,395,647	-	-		3,395,647
Total Assets	$966,690,983	$14,681,403,300	$109,656,282		$15,757,750,565
Liabilities
Futures Contracts (1)	$505,504	$-	$-		$505,504
Total Liabilities	$505,504	$-	$-		$505,504

Core Plus Bond Fund
	Level 1	Level 2	Level 3		Total
Assets
Asset-Backed Obligations	$-	$1,202,134,729	$21,903,446		$1,224,038,175
Bank Loans	-	195,116,500	797,000		195,913,500
Corporate Bonds
Basic Materials	-	91,211,591	-		91,211,591
Communications	-	329,121,852	-		329,121,852
Consumer Discretionary	-	4,767,502	-		4,767,502
Consumer, Cyclical	-	225,658,361	4,591,078		230,249,439
Consumer, Non-cyclical	-	383,681,958	3,001,070		386,683,028
Diversified	-	5,450,964	-		5,450,964
Energy	-	283,828,492	-		283,828,492
Financials	-	1,171,977,545	-		1,171,977,545
Healthcare	-	509,445	-		509,445
Industrials	-	132,233,305	688,000		132,921,305
Real Estate	-	41,560,820	-		41,560,820
Technology	-	158,135,482	-		158,135,482
Utilities	-	131,473,497	-		131,473,497
Government Related	-	1,795,090,618	-		1,795,090,618
Mortgage-Backed Obligations	-	1,935,065,391	15,452,596		1,950,517,987
Common Stocks
Consumer, Cyclical	3,813,559	-	-		3,813,559
Preferred Stocks
Consumer, Non-cyclical	2,478,414	-	-		2,478,414
Financials	2,963,130	-	-		2,963,130
Short-Term Investments
Commercial Paper	-	8,032,095	-		8,032,095
Foreign Treasury Bills	-	80,366,693	-		80,366,693
Money Market Funds	381,596,301	-	-		381,596,301
Repurchase Agreements	-	90,200,000	-		90,200,000
U.S. Treasury Bills	-	3,396,544	-		3,396,544
Futures Contracts (1)	8,643,618	-	-		8,643,618
Forward Foreign Currency Exchange Contracts (1)	-	4,932,347	-		4,932,347
Swap Contracts (1)	-	3,362,759	-		3,362,759
Total Assets	$399,495,022	$8,277,308,490	$46,433,190		$8,723,236,702
Liabilities
Futures Contracts (1)	$2,140,637	$-	$-		$2,140,637
Forward Foreign Currency Exchange Contracts (1)	-	5,144,236	-		5,144,236
Swap Contracts (1)	-	5,577,402	-		5,577,402
Total Liabilities	$2,140,637	$10,721,638	$-		$12,862,275

Municipal Bond Fund
	Level 1	Level 2	Level 3		Total
Assets
Municipal Bonds
Education	$-	$381,327,692	$-		$381,327,692
General Obligation	-	808,855,013	473,828		809,328,841
General Revenue	-	757,517,785	989,122		758,506,907
Healthcare	-	496,392,865	12,749,756		509,142,621
Housing	-	69,536,275	-		69,536,275
Transportation	-	441,898,979	-		441,898,979
Utilities	-	253,818,823	480,319		254,299,142
Short-Term Investments	27,028,928	-	-		27,028,928
Total Assets	$27,028,928	$3,209,347,432	$14,693,025		$3,251,069,385

Large Cap Growth Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Consumer Discretionary	$1,089,827,618	$20,089,268	$-		$1,109,916,886
Consumer Staples	261,149,461	-	-		261,149,461
Energy	308,802,029	-	-		308,802,029
Financials	418,696,125	-	-		418,696,125
Healthcare	701,262,871	-	-		701,262,871
Industrials	396,773,426	-	-		396,773,426
Information Technology	1,871,506,077	-	-		1,871,506,077
Materials	142,926,566	-	-		142,926,566
Real Estate	101,413,624	-	-		101,413,624
Telecommunication Services	5,004,290	-	-		5,004,290
Utilities	75,165	-	-		75,165
Rights
Consumer Staples	-	-	-	(2)	-
Short-Term Investments	238,926,549	-	-		238,926,549
Total Assets	$5,536,363,801	$20,089,268	$-		$5,556,453,069

Large Cap Value Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Consumer Discretionary	$739,960,183	$54,236,251	$-		$794,196,434
Consumer Staples	467,885,864	-	-		467,885,864
Energy	592,827,943	-	-		592,827,943
Financials	1,343,142,834	-	-		1,343,142,834
Healthcare	826,563,449	-	-		826,563,449
Industrials	721,469,366	-	-		721,469,366
Information Technology	690,926,552	51,285,654	-		742,212,206
Materials	385,006,919	-	-		385,006,919
Real Estate	155,861,415	-	-		155,861,415
Telecommunication Services	47,500,961	-	-		47,500,961
Utilities	36,772,129	-	-		36,772,129
Short-Term Investments	236,023,968	-	-		236,023,968
Total Assets	$6,243,941,583	$105,521,905	$-		$6,349,463,488

Small/Mid Cap Growth Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Consumer Discretionary	$362,174,768	$-	$-		$362,174,768
Consumer Staples	206,106,610	-	-		206,106,610
Energy	55,922,205	-	-		55,922,205
Financials	314,924,014	-	-		314,924,014
Healthcare	611,476,876	-	-		611,476,876
Industrials	480,976,079	-	-		480,976,079
Information Technology	820,813,121	-	-		820,813,121
Materials	153,349,617	-	-		153,349,617
Real Estate	88,744,413	-	-		88,744,413
Telecommunication Services	6,769,024	-	-		6,769,024
Utilities	2,073,511	-	-		2,073,511
Rights
Healthcare	-	-	57,056		57,056
Short-Term Investments	134,414,506	-	-		134,414,506
Total Assets	$3,237,744,744	$-	$57,056		$3,237,801,800

Small/Mid Cap Value Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Consumer Discretionary	$405,007,094	$-	$-		$405,007,094
Consumer Staples	95,797,367	-	-		95,797,367
Energy	262,552,513	-	-		262,552,513
Financials	959,043,567	-	-	(2)	959,043,567
Healthcare	198,158,655	-	-		198,158,655
Industrials	640,709,988	-	-		640,709,988
Information Technology	507,054,738	-	-		507,054,738
Materials	247,199,658	-	-		247,199,658
Real Estate	267,762,208				267,762,208
Telecommunication Services	6,349,469	-	-		6,349,469
Utilities	169,250,996	-	-		169,250,996
Rights
Industrials	-	-	20,726		20,726
Short-Term Investments	96,046,940	-	-		96,046,940
Total Assets	$3,854,933,193	$-	$20,726		$3,854,953,919

International Equity Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Consumer Discretionary	$417,470,182	$623,084,906	$-		$1,040,555,088
Consumer Staples	263,248,835	492,610,747	-		755,859,582
Energy	74,398,266	372,572,768	-		446,971,034
Financials	413,503,179	872,582,325	-		1,286,085,504
Healthcare	239,678,442	532,390,113	-		772,068,555
Industrials	286,784,750	626,276,533	-		913,061,283
Information Technology	609,509,785	294,939,283	-		904,449,068
Materials	38,082,504	203,281,373	-		241,363,877
Real Estate	3,476,629	54,255,711	-		57,732,340
Telecommunication Services	15,938,888	281,063,123	-		297,002,011
Utilities	1,458,677	164,032,601	-		165,491,278
Preferred Stocks
Consumer Discretionary	-	21,592,492	-		21,592,492
Consumer Staples	-	553,155	-		553,155
Materials	-	86,476	-		86,476
Short-Term Investments	208,659,024	-	-		208,659,024
Total Assets	$2,572,209,161	$4,539,321,606	$-		$7,111,530,767

(1) Derivative instruments, including futures, swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments.

(2) Includes a security valued at $0.

The Funds recognize all transfers at the end of the reporting period. Transfers from Level 1 and Level 2 to Level 3 are generally due to a decline in market activity which resulted in a lack of or fewer observable market inputs used to determine price or the removal of a fair value valuation adjustment. Transfers from Level 3 to Level 2 are generally the result of increased observable market activity, resulting in an increase in the number of observable inputs used to determine price.

On March 30, 2018, U.S. and certain other financial markets were closed, while some foreign markets were open. The International Equity Fund was re-priced for financial reporting purposes to reflect, in the valuation, the transactions related to open foreign market activities and were valued at the official closing price on the primary market or exchange on which the securities trade. The re-pricing resulted in investments with a value of $1,355,856,470 being categorized as Level 1 at March 31, 2018.

Below are the transfers between levels for the Funds during the reporting period from July 1, 2017 to March 31, 2018. There were no transfers between levels for the Large Cap Growth, Large Cap Value, Small/Mid Cap Growth and Small/Mid Cap Value during the reporting period ended March 31, 2018.

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	International Equity Fund

Transfers into Level 1 (1)	$-	$-	$-	$1,368,967,028
Transfers out of Level 1 (2)	-	-	-	(1,186,665)
Net transfers into/(out of) Level 1	$-	$-	$-	$1,367,780,363

Transfers into Level 2 (1)(2)	$52,585,564	$42,246,563	$12,822,463	$1,186,665
Transfers out of Level 2 (1)(2)	(5)	(12,679,979)	-	(1,368,967,028)
Net transfers into/(out of) Level 2	$52,585,559	$29,566,584	$12,822,463	$(1,367,780,363)

Transfers into Level 3 (2)	$5	$12,679,979	$-	$-
Transfers out of Level 3 (1)	(52,585,564)	(42,246,563)	(12,822,463)	-
Net transfers into/(out of) Level 3	$(52,585,559)	$(29,566,584)	$(12,822,463)	$-

(1) Securities transferred from Level 3 to Level 2 and Level 2 to Level 1 were the result of additional market data being obtained and observed or the removal of a fair value valuation adjustment.

(2) Securities transferred from Level 1 to Level 2 and Level 2 to Level 3 because of the lack of observable market data or the application of a fair value valuation adjustment.

The Core Bond, Core Plus Bond, Municipal Bond, Large Cap Growth, Small/Mid Cap Growth and Small/Mid Cap Value Funds all held Level 3 securities at the end of the period. In the aggregate, securities classified as Level 3 in the Municipal Bond, Large Cap Growth, Small/Mid Cap Growth and Small/Mid Cap Value Funds, have been deemed immaterial.

Below is a roll forward which details the activity of securities in Level 3 during the period ended March 31, 2018:

	Core Bond Fund	Core Plus Bond Fund
Beginning Balance - June 30, 2017	$127,785,038	$62,688,278
Purchases	79,905,876	25,687,830
Sales proceeds and paydowns	(20,806,372)	(5,392,303)
Transfers into Level 3	5	12,679,979
Transfer out of Level 3	(52,585,564)	(42,246,563)
Realized gains/(losses), net	7,641	392,982
Change in unrealized gains/(losses), net	(24,650,342)	(7,377,013)
Ending Balance - March 31, 2018	$109,656,282	$46,433,190

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant and significant. Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

Significant unobservable inputs used by the third-party pricing vendors and broker-dealers generally include prepayment rates, interest rates, probability of default and loss severity in the event of default. Significant increases/(decreases) in any of those inputs in isolation could result in a significantly higher/lower fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

Additionally, third-party pricing vendors and broker-dealers could use market activity related to comparable securities to supplement the inputs noted above. Usually, an increase/(decrease) in the price of a comparable bond would result in a higher/lower fair value measurement.

The following tables present information about unobservable inputs related to the Funds’ categories of Level 3 investments as of March 31, 2018:

Quantitative Information about Level 3 Fair Value Measurements*

Core Bond Fund

Investment Type	Fair Value at 3/31/18	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Corporate Bonds	$120,264	Cost Basis less illiquidity discount	Discount for Lack of Marketability	10%	10%

Core Plus Bond Fund

Investment Type	Fair Value at 3/31/18	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Asset-Backed Obligations	$3,010,000	Market activity	Recent transaction	$00.00	$100.00
Bank Loans	$797,000	Market activity	Recent transaction	$99.50-$100.00	$99.63
Corporate Bonds	$688,000	Market activity	Recent transaction	$100.00	$100.00
Mortgage-Backed Obligations	$480,063	Market activity	Recent transaction	%88.08	$88.08

* The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At March 31, 2018, the value of these securities was $109,536,018 and $41,458,127 for the Core Bond and Core Plus Bond Funds, respectively. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 4. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.

5. DERIVATIVE INSTRUMENTS
The Funds’ average monthly notional amount of derivatives during the period ended March 31, 2018 were as follows:

Average Monthly Notional Amount of:	Core Bond Fund	Core Plus Bond Fund
Purchased Futures	$685,070,003	$983,562,166
Sold Futures	219,458,113	136,065,686
Forward Foreign Currency Exchange Contracts	-	636,327,007
Credit Default Swaps: Buy Protection	-	-
Credit Default Swaps: Sell Protection	-	64,448,333
Interest Rate Swaps: Receive Fixed Rate	-	338,682,222
Interest Rate Swaps: Pay Fixed Rate	-	33,511,111
Purchased Total Return Swaps	-	44,444
Sold Total Return Swaps	-	-

6. RISKS
Investing in the Funds may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and statements of additional information for more information on risks associated with investing in the Funds.

a) Interest Rate Risk – Certain Funds invest in fixed-income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Current market conditions may pose heightened risks for the Funds. Recent changes in government policy, including the Federal Reserve ending its quantitative easing program and raising the federal funds rate, have increased the risk that interest rates will continue to rise in the near future. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed-income markets and result in a decline in the value of the fixed-income investments held by the Funds. The value of a fixed-income security with greater duration will be more sensitive to changes in interest rates than a similar security with shorter duration. Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates. The prices of fixed-income securities with shorter duration generally will be less affected by changes in interest rates than the prices of fixed-income securities with greater duration. For example, a five-year duration means the fixed-income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed-income securities will not affect cash income generated, but may affect the value of an investment in the Fund. Floating rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the benchmark rate chosen, frequency of reset and reset caps or floors, among other things). Zero coupon bonds have longer durations than coupon-bearing bonds with comparable maturities and generally experience greater volatility in response to changing interest rates. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed-income securities with similar durations.

b) Liquidity Risk – Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable times or prices. During times of significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience extreme reductions in buy-side demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

c) Credit Risk – There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. A Fund may invest in securities that are rated in the lowest investment grade category. Such securities may exhibit speculative characteristics similar to high yield securities, and issuers of such securities may be more vulnerable to changes in economic conditions than issuers of higher grade securities.

d) Counterparty Risk – When a Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that a Fund buys a security from a seller (counterparty) that agrees to repurchase the security at an agreed upon price and time, but the counterparty later fails to repurchase the security.

e) Market Risk – Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets. As a result, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

f) Equity Risk – Since certain Funds purchase equity securities, those Funds are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

g) Multi-Manager and Multi-Style Management Risk – Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing a Fund’s investment strategies in pursuit of its objective. To a significant extent, a Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund. There can be no assurance that the Adviser or Sub-advisers will be successful in this regard. In addition, because portions of each Fund’s assets are managed by different Sub-advisers using different styles/strategies, a Fund could experience overlapping security transactions. Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style. The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results. In addition, a Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case a Fund’s value may be adversely affected.

h) Foreign Securities Risk – The securities of foreign issuers, including ADRs and GDRs, may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy.

i) Currency Risk – While the Funds’ net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

j) Geographic Focus Risk – To the extent that a significant portion of a Fund’s portfolio is invested in the securities of companies in a particular country or region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

k) High Yield Securities Risk – High yield, or “junk,” securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s credit worthiness.

l) Cybersecurity Risk – The Funds and their service providers may be susceptible to operational, information, security and related risks.  While the Funds' service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems.  Additionally, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bridge Builder Trust

By (Signature and Title)  /s/ Ryan Robson
Ryan Robson, Principal Executive Officer

Date  May 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ryan Robson
Ryan Robson, Principal Executive Officer

Date  May 15, 2018

By (Signature and Title)* /s/ Aaron Masek
Aaron Masek, Principal Financial Officer

Date  May 15, 2018

* Print the name and title of each signing officer under his or her signature.